      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1998


                                                        REGISTRATION NO. 2-94996
                                                       REGISTRATION NO. 811-4185
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               ----------------

                                   FORM N-1A

                            REGISTRATION STATEMENT
                       UNDER THE SECURITIES ACT OF 1933                [X]
                          PRE-EFFECTIVE AMENDMENT NO.                  [ ]
                        POST-EFFECTIVE AMENDMENT NO. 32                [X]
                                    AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                          [X]
                               AMENDMENT NO. 33                        [X]


                             THE HUDSON RIVER TRUST
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)
                          1345 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10105
         (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, INCLUDING ZIP CODE)

                           JOHN D. CARIFA, PRESIDENT
                          1345 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10105
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 221-5672
                               ----------------
                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

     EDMUND P. BERGAN, JR.                           J.B. KITTREDGE
ALLIANCE CAPITAL MANAGEMENT L.P.                      ROPES & GRAY
  1345 AVENUE OF THE AMERICAS                   ONE INTERNATIONAL PLACE
    NEW YORK, NEW YORK 10105                BOSTON, MASSACHUSETTS 02110-2624


                               ----------------
           APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS.


It is proposed that this filing will become effective (check appropriate box)

      [ ] immediately upon filing pursuant to paragraph (b)


      [X] on (May 1, 1998) pursuant to paragraph (b)


      [ ] 60 days after filing pursuant to paragraph (a)(i)

      [ ] on (date) pursuant to paragraph (a)(i)

      [ ] 75 days after filing pursuant to paragraph (a)(ii)

      [ ] on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


--------------------------------------------------------------------------------

                            THE HUDSON RIVER TRUST
                             CROSS-REFERENCE SHEET

                          ITEMS REQUIRED BY FORM N-1A



        ITEM NUMBER IN PART A                                    PROSPECTUS CAPTION
        ---------------------                                    ------------------
   1.   Cover Page ...........................................   COVER PAGE
   2.   Synopsis .............................................   NOT APPLICABLE
   3.   Condensed Financial Information ......................   FINANCIAL HIGHLIGHTS
   4.   General Description of Registrant ....................   THE TRUST; INVESTMENT
                                                                 OBJECTIVES AND POLICIES
   5.   Management of the Trust ..............................   MANAGEMENT OF THE
                                                                 TRUST
   5A.  Management's Discussion of Fund Performance ..........   NOT APPLICABLE
   6.   Capital Stock and Other Securities ...................   THE TRUST; DESCRIPTION
                                                                 OF THE TRUST'S SHARES;
                                                                 DIVIDENDS, DISTRIBUTIONS
                                                                 AND TAXES
   7.   Purchase of Securities Being Offered .................   DESCRIPTION OF THE
                                                                 TRUST'S SHARES
   8.   Redemption or Repurchase .............................   DESCRIPTION OF THE
                                                                 TRUST'S SHARES
   9.   Legal Proceedings ....................................   NOT APPLICABLE


                                                                STATEMENT OF ADDITIONAL
        ITEM NUMBER IN PART B                                   INFORMATION CAPTION
        ---------------------                                   -----------------------
  10.   Cover Page ...........................................   COVER PAGE
  11.   Table of Contents ....................................   TABLE OF CONTENTS
  12.   General Information and History ......................   GENERAL INFORMATION
                                                                 AND HISTORY
  13.   Investment Objectives and Policies ...................   INVESTMENT RESTRICTIONS
                                                                 OF THE PORTFOLIOS;
                                                                 DESCRIPTION OF CERTAIN
                                                                 SECURITIES IN WHICH THE
                                                                 PORTFOLIOS MAY INVEST
  14.   Management of the Fund ...............................   MANAGEMENT OF THE
                                                                 TRUST; INVESTMENT
                                                                 ADVISORY AND OTHER
                                                                 SERVICES
  15.   Control Persons and Principal Holders of Securities ..   GENERAL INFORMATION
                                                                 AND HISTORY; DESCRIPTION
                                                                 OF THE TRUST'S SHARES*
  16.   Investment Advisory and Other Services ...............   INVESTMENT ADVISORY
                                                                 AND OTHER SERVICES;
                                                                 FINANCIAL STATEMENTS

                                                               STATEMENT OF ADDITIONAL
        ITEM NUMBER IN PART B                                  INFORMATION CAPTION
        ---------------------                                  -----------------------
  17.   Brokerage Allocation and Other Practices ...........   INVESTMENT ADVISORY
                                                               AND OTHER SERVICES
  18.   Capital Stock and Other Securities .................   GENERAL INFORMATION
                                                               AND HISTORY; DESCRIPTION
                                                               OF THE TRUST'S SHARES*
  19.   Purchase, Redemption and Pricing of Securities Being
        Offered ............................................   PURCHASE AND PRICING OF
                                                               SECURITIES; DESCRIPTION
                                                               OF THE TRUST'S SHARES*
  20.   Tax Status .........................................   CERTAIN TAX
                                                               CONSIDERATIONS
  21.   Underwriters .......................................   OTHER SERVICES
  22.   Calculation of Performance Data ....................   PORTFOLIO PERFORMANCE
  23.   Financial Statements ...............................   FINANCIAL STATEMENTS

       PART C
       ------


         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.


----------
*     Prospectus Caption

                            THE HUDSON RIVER TRUST
                          Principal Office Located at
            1345 Avenue of the Americas -- New York, New York 10105


The Hudson River Trust (the "Trust") is a mutual fund, currently issuing fourteen series of shares of beneficial interest, each representing a separate investment portfolio (each a "Portfolio"). The Portfolios are The Asset Allocation Series: Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors; The Equity Series: Alliance Growth and Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Aggressive Stock and Alliance Small Cap Growth; and The Fixed Income Series: Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond and Alliance High Yield. An investment in the Alliance Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. Shares of each Portfolio are currently divided into two classes:
Class IA shares, offered hereby, and Class IB shares, offered pursuant to another prospectus.

This prospectus sets forth concisely the investment objectives and policies of the fourteen Portfolios and the information about the Trust a prospective investor should know before investing. It should be read and retained for future reference.

A Statement of Additional Information relating to Class IA shares ("SAI") dated May 1, 1998 has been filed with the Securities and Exchange Commission ("SEC"). This SAI is incorporated by reference into this prospectus and is available at no charge by writing the Trust at the above address. California residents may obtain the SAI at no charge by calling 1-800-999-3527.

                               TABLE OF CONTENTS


                                                          PAGE
                                                         -----

   Financial Highlights ..............................     2
   The Trust .........................................    11
   Investment Objectives and Policies ................    11
   Investment Techniques .............................    26
   Certain Investment Restrictions ...................    32
   Management of the Trust ...........................    33
   Description of the Trust's Shares .................    37
   Dividends, Distributions and Taxes ................    38
   Investment Performance ............................    38
   Appendix A -- Description of Bond Ratings .........    A-1
   Appendix B -- Performance Information .............    B-1

An investment in the Trust is not a deposit or obligation of, or guaranteed or endorsed by, any bank and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                          PROSPECTUS DATED MAY 1, 1998


-------------------------------------------------------------------------------
HRT103 (5/98) V.1 Copyright 1998 The Hudson River Trust. All rights reserved.

FINANCIAL HIGHLIGHTS

The financial information in the tables below for the fiscal years ended on or after December 31, 1993 has been audited by Price Waterhouse LLP, the Trust's independent accountants. Financial highlights for prior years have been audited by another independent accounting firm. The December 31, 1997 audited financial statements of the Trust and the "Report of Independent Accountants" appear in the SAI. The Trust's annual report, which contains additional performance information, is available without charge upon request.

                             FINANCIAL HIGHLIGHTS
                     PER SHARE INCOME AND CAPITAL CHANGES
          (FOR A CLASS IA SHARE OUTSTANDING THROUGHOUT EACH PERIOD)(C)


                            ASSET ALLOCATION SERIES

ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO:


                                                                   YEAR ENDED DECEMBER 31,
                                                     ----------------------------------------------------
                                                         1997         1996         1995          1994
                                                     ------------ ------------ ------------ -------------
Net asset value, beginning of period (a) ...........  $ 11.29      $ 11.52       $ 10.15       $ 11.12
                                                      --------     --------      -------       -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................     0.49         0.50          0.60          0.55
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions .....................................     0.97         0.07          1.43         (1.00)
                                                      --------     --------      -------       -------
 Total from investment operations ..................     1.46         0.57          2.03         (0.45)
                                                      --------     --------      -------       -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............    (0.49)       (0.51)        (0.59)        (0.52)
 Dividends in excess of net investment
  income ...........................................       --           --            --            --
 Distributions from realized gains .................    (0.37)       (0.27)        (0.07)           --
 Distributions in excess of realized gains .........       --        (0.02)           --            --
                                                      ---------    ---------     --------      -------
 Total dividends and distributions .................    (0.86)       (0.80)        (0.66)        (0.52)
                                                      ---------    ---------     --------      -------
Net asset value, end of period .....................  $ 11.89      $ 11.29       $ 11.52       $ 10.15
                                                      =========    =========     ========      =======
Total return (d) ...................................    13.25%        5.21%        20.40%        (4.10)%
                                                      =========    =========     ========      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................. $ 307,847    $ 282,402      $252,101      $173,691
Ratio of expenses to average net assets ............     0.57%        0.61%         0.59%         0.59%
Ratio of net investment income to average net
 assets ............................................     4.17%        4.48%         5.48%         5.22%
Portfolio turnover rate ............................      206%         181%          287%          228%
Average commission rate paid (f) ...................$  0.0413    $  0.0488          --            --

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                                                                       OCTOBER 2,
                                                                 YEAR ENDED DECEMBER 31,                 1989 TO
                                                     ------------------------------------------------  DECEMBER 31,
                                                         1993*        1992        1991        1990         1989
                                                     ------------ ----------- ----------- ----------- -------------
Net asset value, beginning of period (a) ...........   $ 10.94     $ 11.29     $ 10.23     $ 10.26     $ 10.00
                                                       -------     -------     -------     -------     -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................      0.52        0.64        0.69        0.72        0.15
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions .....................................      0.65       (0.01)       1.28       (0.09)       0.16
                                                       -------     -------     -------     -------     -------
 Total from investment operations ..................      1.17        0.63        1.97        0.63        0.31
                                                       -------     -------     -------     -------     -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............     (0.50)      (0.62)      (0.66)      (0.66)      (0.05)
 Dividends in excess of net investment
  income ...........................................     (0.00)         --          --          --          --
 Distributions from realized gains .................     (0.49)      (0.36)      (0.25)         --          --
 Distributions in excess of realized gains .........        --          --          --          --          --
                                                       --------    -------     -------     -------     -------
 Total dividends and distributions .................     (0.99)      (0.98)      (0.91)      (0.66)      (0.05)
                                                       --------    -------     -------     -------     -------
Net asset value, end of period .....................   $ 11.12     $ 10.94     $ 11.29     $ 10.23     $ 10.26
                                                       ========    =======     =======     =======     =======
Total return (d) ...................................     10.76%       5.64%      19.80%       6.30%       3.10%
                                                       ========    =======     =======     =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................   $114,418    $70,675     $50,279     $29,971     $13,984
Ratio of expenses to average net assets ............      0.60%       0.61%       0.64%       0.73%       0.26%
Ratio of net investment income to average net
 assets ............................................      4.49%       5.77%       6.45%       7.06%       1.54%
Portfolio turnover rate ............................       178%        136%        171%         88%          0%
Average commission rate paid (f) ...................        --          --          --          --          --

---------
Footnotes appear on page 10.

--------------------------------------------------------------------------------
                                       2
The Hudson River Trust

ALLIANCE BALANCED PORTFOLIO (G):


                                                        YEAR ENDED DECEMBER 31,
                                      ------------------------------------------------------------
                                                1997           1996           1995            1994
                                      -------------- -------------- -------------- ---------------
Net asset value, beginning of
 year (a) ...........................   $ 16.64        $ 16.76        $   14.87       $   16.67
                                        ---------      ---------      ---------       ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ..............      0.58           0.53             0.54            0.45
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ......................      1.86           1.31             2.36           (1.78)
                                        ---------      ---------      ---------       ---------
 Total from investment
  operations ........................      2.44           1.84             2.90           (1.33)
                                        ---------      ---------      ---------       ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .................     (0.59)         (0.53)           (0.54)          (0.44)
 Dividends in excess of net
  investment income .................        --             --               --           (0.03)
 Distributions from realized
  gains .............................     (0.91)         (1.40)           (0.47)             --
 Distributions in excess of
  realized gains ....................        --          (0.03)              --              --
 Tax return of capital
  distributions .....................        --             --               --           (0.00)
                                        ----------     ----------     ----------      ---------
 Total dividends and
  distributions .....................     (1.50)         (1.96)           (1.01)          (0.47)
                                        ----------     ----------     ----------      ---------
Net asset value, end of year ........   $ 17.58        $ 16.64        $   16.76       $   14.87
                                        ==========     ==========     ==========      =========
Total return (d) ....................     15.06%         11.68%           19.75%          (8.02)%
                                        ==========     ==========     ==========      =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's) .....$1,724,089     $1,637,856       $1,523,142      $1,329,820
Ratio of expenses to average
 net assets .........................      0.45%          0.41%            0.40%           0.39%
Ratio of net investment income
 to average net assets ..............      3.30%          3.15%            3.33%           2.87%
Portfolio turnover rate (h) .........       146%           177%             186%            115%
Average commission rate
 paid (f) ........................... $  0.0409      $  0.0516             --              --

                    (RESTUBBED TABLE CONITNUED FROM ABOVE)

                                                                   YEAR ENDED DECEMBER 31,
                                      ---------------------------------------------------------------------------------
                                               1993*            1992         1991         1990         1989        1988
                                      -------------- --------------- ------------ ------------ ------------ -----------
Net asset value, beginning of
 year (a) ...........................   $   16.19       $   18.48      $ 14.40      $ 15.16      $ 13.38     $ 12.39
                                        ---------       ---------      -------      -------      -------     --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ..............        0.50            0.56         0.60         0.78         0.85        0.67
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ......................        1.46           (1.11)        5.23        (0.76)        2.53        0.95
                                        ---------       ---------      -------      --------     -------     --------
 Total from investment
  operations ........................        1.96           (0.55)        5.83         0.02         3.38        1.62
                                        ---------       ---------      -------      --------     -------     --------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .................       (0.50)          (0.55)       (0.55)       (0.78)       (0.85)      (0.63)
 Dividends in excess of net
  investment income .................          --              --           --           --           --          --
 Distributions from realized
  gains .............................       (0.95)          (1.19)       (1.20)          --        (0.75)         --
 Distributions in excess of
  realized gains ....................       (0.03)             --           --           --           --          --
 Tax return of capital
  distributions .....................          --              --           --           --           --          --
                                        ----------      ---------      --------     --------     --------    --------
 Total dividends and
  distributions .....................       (1.48)          (1.74)       (1.75)       (0.78)       (1.60)      (0.63)
                                        ----------      ---------      --------     --------     --------    --------
Net asset value, end of year ........   $   16.67       $   16.19      $ 18.48      $ 14.40      $ 15.16     $ 13.38
                                        ==========      =========      ========     ========     ========    ========
Total return (d) ....................       12.28%          (2.85)%      41.25%        0.25%       25.84%      13.27%
                                        ==========      =========      ========     ========     ========    ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's) .....  $1,364,640      $1,076,670     $964,262     $286,432     $241,910    $161,819
Ratio of expenses to average
 net assets .........................        0.39%           0.40%        0.41%        0.45%        0.45%       0.51%
Ratio of net investment income
 to average net assets ..............        2.99%           3.30%        3.60%        5.35%        5.71%       5.15%
Portfolio turnover rate (h) .........          99%             91%         159%         119%         132%        204%
Average commission rate
 paid (f) ...........................          --              --           --           --           --          --

---------
Footnotes appear on page 10.


--------------------------------------------------------------------------------
                                       3
                                                          The Hudson River Trust

ALLIANCE GROWTH INVESTORS PORTFOLIO:


                                                                 YEAR ENDED DECEMBER 31,
                                                 --------------------------------------------------------
                                                      1997           1996          1995          1994
                                                 -------------- -------------- ------------ -------------
Net asset value, beginning of period (a) .......    $ 17.20        $ 17.68        $ 14.66       $ 15.61
                                                    ---------      ---------      -------       -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................       0.41           0.40           0.57          0.50
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions .................................       2.43           1.66           3.24         (0.98)
                                                    ---------      ---------      -------       -------
 Total from investment operations ..............       2.84           2.06           3.81         (0.48)
                                                    ---------      ---------      -------       -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..........      (0.46)         (0.40)         (0.54)        (0.46)
 Dividends in excess of net investment
  income .......................................         --          (0.03)         (0.01)        (0.01)
 Distributions from realized gains .............      (1.03)         (2.10)         (0.24)           --
 Distributions in excess of realized gains .....         --          (0.01)            --            --
                                                    ----------     ----------     --------      -------
 Total dividends and distributions .............      (1.49)         (2.54)         (0.79)        (0.47)
                                                    ----------     ----------     --------      -------
Net asset value, end of period .................    $ 18.55        $ 17.20        $ 17.68       $ 14.66
                                                    ==========     ==========     ========      =======
Total return (d) ...............................      16.87%         12.61%         26.37%        (3.15)%
                                                    ==========     ==========     ========      =======
RATIOS/SUPPLEMENTAL DATA:
Net asset, end of period (000's) ............... $1,630,389     $1,301,643       $896,134      $492,478
Ratio of expenses to average net assets ........       0.57%          0.57%          0.56%         0.59%
Ratio of net investment income to average
 net assets ....................................       2.18%          2.31%          3.43%         3.32%
Portfolio turnover rate ........................        121%           190%           107%          131%
Average commission rate paid (f) ...............  $  0.0460      $  0.0495             --            --


                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                                                                     OCTOBER 2,
                                                              YEAR ENDED DECEMBER 31,                 1989 TO
                                                 -------------------------------------------------  DECEMBER 31,
                                                     1993*        1992            1991        1990      1989
                                                 ------------ ------------ ----------- ----------- -------------
Net asset value, beginning of period (a) .......   $ 14.69      $ 15.17      $ 11.03     $ 10.33    $ 10.00
                                                   -------      -------      -------     -------    -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................      0.43         0.44         0.41        0.44       0.11
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions .................................      1.79         0.28         4.93        0.64       0.29
                                                   -------      -------      -------     -------    -------
 Total from investment operations ..............      2.22         0.72         5.34        1.08       0.40
                                                   -------      -------      -------     -------    -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..........     (0.42)       (0.41)       (0.37)      (0.38)     (0.06)
 Dividends in excess of net investment
  income .......................................        --           --           --          --         --
 Distributions from realized gains .............     (0.88)       (0.79)       (0.83)         --      (0.01)
 Distributions in excess of realized gains .....        --           --           --          --         --
                                                   --------     --------     -------     -------    --------
 Total dividends and distributions .............     (1.30)       (1.20)       (1.20)      (0.38)     (0.07)
                                                   --------     --------     -------     -------    --------
Net asset value, end of period .................   $ 15.61      $ 14.69      $ 15.17     $ 11.03    $ 10.33
                                                   ========     ========     =======     =======    ========
Total return (d) ...............................     15.26%        4.85%       48.83%      10.70%      4.00%
                                                   ========     ========     =======     =======    ========
RATIOS/SUPPLEMENTAL DATA:
Net asset, end of period (000's) ...............  $278,467     $148,650      $84,338     $24,539    $ 6,018
Ratio of expenses to average net assets ........      0.62%        0.60%        0.66%       0.78%      0.29%
Ratio of net investment income to average
 net assets ....................................      2.71%        3.00%        3.03%       4.11%      1.01%
Portfolio turnover rate ........................       118%         129%         139%         92%         6%
Average commission rate paid (f) ...............        --           --           --          --         --

                                 EQUITY SERIES

ALLIANCE GROWTH AND INCOME PORTFOLIO:


                                                                                     YEAR ENDED
                                                                                    DECEMBER 31,
                                                                  -------------------------------------------------
                                                                      1997         1996            1995        1994
                                                                  ------------ ------------ ----------- -----------
Net asset value, beginning of period (a) ........................  $ 13.01      $ 11.70       $  9.70     $  9.95
                                                                   --------     --------      -------     -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................................     0.15         0.24          0.33        0.31
 Net realized and unrealized gain (loss) on investments .........     3.30         2.05          1.97       (0.36)
                                                                   --------     --------      -------     -------
 Total from investment operations ...............................     3.45         2.29          2.30       (0.05)
                                                                   --------     --------      -------     -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...........................    (0.15)       (0.23)        (0.30)      (0.20)
 Dividends in excess of net investment income ...................       --           --            --          --
 Distributions from realized gains ..............................    (0.93)       (0.75)           --          --
 Tax return of capital distributions ............................       --           --            --          --
                                                                   ---------    ---------     -------     -------
 Total dividends and distributions ..............................    (1.08)       (0.98)        (0.30)      (0.20)
                                                                   ---------    ---------     -------     -------
Net asset value, end of period ..................................  $ 15.38      $ 13.01       $ 11.70     $  9.70
                                                                   =========    =========     =======     =======
Total return (d) ................................................    26.90%       20.09%        24.07%      (0.58)%
                                                                   =========    =========     =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................... $555,059    $ 232,080       $98,053     $31,522
Ratio of expenses to average net assets .........................     0.58%        0.58%         0.60%       0.78%
Ratio of net investment income to average net assets ............     0.99%        1.94%         3.11%       3.13%
Portfolio turnover rate .........................................       79%          88%           65%         52%
Average commission rate paid (f) ................................ $ 0.0586    $  0.0604          --          --


                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                                   OCTOBER 1, 1993
                                                                         TO
                                                                  DECEMBER 31, 1993
                                                                  -----------------
Net asset value, beginning of period (a) ........................    $   10.00
                                                                     ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................................         0.03
 Net realized and unrealized gain (loss) on investments .........        (0.06)
                                                                     ---------
 Total from investment operations ...............................        (0.03)
                                                                     ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...........................        (0.02)
 Dividends in excess of net investment income ...................        (0.00)
 Distributions from realized gains ..............................           --
 Tax return of capital distributions ............................        (0.00)
                                                                     ---------
 Total dividends and distributions ..............................        (0.02)
                                                                     ---------
Net asset value, end of period ..................................    $    9.95
                                                                     =========
Total return (d) ................................................        (0.25)%
                                                                     =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............................    $   1,456
Ratio of expenses to average net assets .........................         2.70%(b)
Ratio of net investment income to average net assets ............         1.12%(b)
Portfolio turnover rate .........................................           48%
Average commission rate paid (f) ................................           --

---------
Footnotes appear on page 10.


-------------------------------------------------------------------------------
                                       4
The Hudson River Trust

                       ALLIANCE EQUITY INDEX PORTFOLIO:


                                                                                               YEAR ENDED
                                                                                              DECEMBER 31,
                                                                                 --------------------------------------
                                                                                     1997         1996         1995
                                                                                 ------------ ------------ ------------
Net asset value, beginning of period (a) .......................................  $ 15.16      $ 13.13       $  9.87
                                                                                  --------     --------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................................................     0.26         0.27          0.26
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions .................................................................     4.64         2.65          3.32
                                                                                  --------     --------      -------
 Total from investment operations ..............................................     4.90         2.92          3.58
                                                                                  --------     --------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..........................................    (0.25)       (0.25)        (0.22)
 Distributions of realized gains ...............................................    (0.07)       (0.64)        (0.09)
 Distributions in excess of realized gains .....................................       --           --         (0.01)
                                                                                  ---------    ---------     --------
 Total dividends and distributions .............................................    (0.32)       (0.89)        (0.32)
                                                                                  ---------    ---------     --------
Net asset value, end of period .................................................  $ 19.74      $ 15.16       $ 13.13
                                                                                  =========    =========     ========
Total return (d) ...............................................................    32.58%       22.39%        36.48%
                                                                                  =========    =========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................................. $943,631     $386,249      $165,785
Ratio of expenses to average net assets ........................................     0.37%        0.39%         0.48%
Ratio of net investment income to average net assets ...........................     1.46%        1.91%         2.16%
Portfolio turnover rate ........................................................        3%          15%            9%
Average commission rate paid (f) ............................................... $ 0.0309     $ 0.0306            --



                    (RESTUBBED TABLE CONITNUED FROM ABOVE)

                                                                                   MARCH 1, 1994
                                                                                        TO
                                                                                 DECEMBER 31, 1994
                                                                                 -----------------
Net asset value, beginning of period (a) .......................................    $   10.00
                                                                                    ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................................................         0.20
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions .................................................................        (0.09)
                                                                                    ---------
 Total from investment operations ..............................................         0.11
                                                                                    ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..........................................        (0.20)
 Distributions of realized gains ...............................................        (0.03)
 Distributions in excess of realized gains .....................................        (0.01)
                                                                                    ---------
 Total dividends and distributions .............................................        (0.24)
                                                                                    ---------
Net asset value, end of period .................................................    $    9.87
                                                                                    =========
Total return (d) ...............................................................         1.08%
                                                                                    =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............................................    $  36,748
Ratio of expenses to average net assets ........................................         0.49%(b)
Ratio of net investment income to average net assets ...........................         2.42%(b)
Portfolio turnover rate ........................................................            7%
Average commission rate paid (f) ...............................................           --

ALLIANCE COMMON STOCK PORTFOLIO (G):

                                                      YEAR ENDED DECEMBER 31,
                                    ------------------------------------------------------------
                                         1997           1996           1995            1994
                                    -------------- -------------- -------------- ---------------
Net asset value, beginning of
 year (a) .........................   $ 18.23        $ 16.48        $   13.36       $   14.65
                                      ---------      ---------      ---------       ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............      0.14           0.15             0.20            0.20
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ....................      5.12           3.73             4.12           (0.51)
                                      ---------      ---------      ---------       ---------
 Total from investment
  operations ......................      5.26           3.88             4.32           (0.31)
                                      ---------      ---------      ---------       ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............     (0.11)         (0.15)           (0.20)          (0.19)
 Dividends in excess of net
  investment income ...............        --             --            (0.02)          (0.01)
 Distributions from
  realized gains ..................     (1.77)         (1.76)           (0.95)          (0.77)
 Distributions in excess
  of realized gains ...............        --          (0.22)           (0.03)             --
 Tax return of capital
  distributions ...................        --             --               --           (0.01)
                                      ----------     ----------     ----------      ---------
 Total dividends
  and distributions ...............     (1.88)         (2.13)           (1.20)          (0.98)
                                      ----------     ----------     ----------      ---------
Net asset value, end of year ......   $ 21.61        $ 18.23        $   16.48       $   13.36
                                      ==========     ==========     ==========      =========
Total return (d) ..................     29.40%         24.28%           32.45%          (2.14)%
                                      ==========     ==========     ==========      =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's) ...$9,331,994     $6,625,390       $4,879,677     $3,466,245
Ratio of expenses to average
  net assets ......................      0.39%          0.38%            0.38%           0.38%
Ratio of net investment income to
 average net assets ...............      0.69%          0.85%            1.27%           1.40%
Portfolio turnover rate ...........        52%            55%              61%             52%
Average commission rate paid (f)...  $ 0.0579       $ 0.0565               --              --

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                                  YEAR ENDED DECEMBER 31,
                                    -----------------------------------------------------------------------------------
                                         1993*          1992           1991           1990         1989         1988
                                    -------------- -------------- -------------- ------------- ------------ -----------
Net asset value, beginning of
 year (a) .........................   $   13.49      $   14.18      $   11.22       $ 12.87      $ 12.19     $ 10.15
                                      ---------      ---------      ---------       -------      -------     --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............        0.23           0.24           0.32          0.21         0.27        0.23
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ....................        3.10           0.20           3.91         (1.25)        2.84        2.04
                                      ---------      ---------      ---------       -------      -------     --------
 Total from investment
  operations ......................        3.33           0.44           4.23         (1.04)        3.11        2.27
                                      ---------      ---------      ---------       -------      -------     --------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............       (0.23)         (0.24)         (0.29)        (0.22)       (0.26)      (0.23)
 Dividends in excess of net
  investment income ...............       (0.00)            --             --            --           --          --
 Distributions from
  realized gains ..................       (1.94)         (0.89)         (0.98)        (0.39)       (2.17)         --
 Distributions in excess
  of realized gains ...............          --             --             --            --           --          --
 Tax return of capital
  distributions ...................          --             --             --            --           --          --
                                      ----------     ----------     ----------      -------      --------    --------
 Total dividends
  and distributions ...............       (2.17)         (1.13)         (1.27)        (0.61)       (2.43)      (0.23)
                                      ----------     ----------     ----------      -------      --------    --------
Net asset value, end of year ......   $   14.65      $   13.49      $   14.18       $ 11.22      $ 12.87     $ 12.19
                                      ==========     ==========     ==========      =======      ========    ========
Total return (d) ..................       24.84%          3.22%         37.90%        (8.11)%      25.59%      22.44%
                                      ==========     ==========     ==========      =======      ========    ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's) ...  $3,125,128     $2,307,292     $2,126,402      $673,476     $725,627    $537,827
Ratio of expenses to average
  net assets ......................        0.38%          0.38%          0.40%         0.44%        0.43%       0.46%
Ratio of net investment income to
 average net assets ...............        1.55%          1.73%          2.32%         1.72%        1.87%       2.02%
Portfolio turnover rate ...........          82%            71%            90%           82%          90%         71%
Average commission rate paid (f)...          --             --             --            --           --          --

---------
Footnotes appear on page 10.

--------------------------------------------------------------------------------
                                       5
                                                          The Hudson River Trust

ALLIANCE GLOBAL PORTFOLIO (G):


                                                       YEAR ENDED DECEMBER 31,
                                        -----------------------------------------------------
                                             1997          1996         1995         1994
                                        -------------- ------------ ------------ ------------
Net asset value, beginning of
 period (a) ...........................    $ 16.92       $ 15.74       $ 13.87      $ 13.62
                                           ---------     --------      -------      -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ................       0.17          0.21          0.26         0.20
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ........................       1.75          2.05          2.32         0.52
                                          ---------     --------       -------      -------
 Total from investment
  operations ..........................       1.92          2.26          2.58         0.72
                                          ---------     --------       -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...................      (0.36)        (0.21)        (0.25)       (0.17)
 Dividends in excess of net
  investment income ...................         --         (0.08)           --           --
 Distributions from
  realized gains ......................      (1.19)        (0.79)        (0.42)       (0.28)
 Distributions in excess
  of realized gains ...................         --            --         (0.03)       (0.00)
 Tax return of capital
  distributions .......................         --         (0.00)        (0.01)       (0.02)
                                          ----------    ---------     --------     --------
 Total dividends
  and distributions ...................      (1.55)        (1.08)        (0.71)       (0.47)
                                          ----------    ---------     --------     --------
Net asset value, end of period ........    $ 17.29       $ 16.92       $ 15.74      $ 13.87
                                          ==========    =========     ========     ========
Total return (d) ......................      11.66%        14.60%        18.81%        5.23%
                                          ==========    =========     ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..... $1,203,867     $ 997,041      $686,140     $421,698
Ratio of expenses to average
 net assets ...........................       0.69%         0.60%         0.61%        0.69%
Ratio of net investment income to
 average net assets ...................       0.97%         1.28%         1.76%        1.41%
Portfolio turnover rate ...............         57%           59%           67%          71%
Average commission rate paid (f).......    $  0.0412    $   0.0418          --           --



                                                                YEAR ENDED DECEMBER 31,
                                        ------------------------------------------------------------------------
                                            1993*        1992        1991        1990        1989        1988
                                        ------------ ----------- ----------- ----------- ----------- -----------
Net asset value, beginning of
 period (a) ...........................   $ 11.41      $ 11.64     $  9.76     $ 10.74     $  9.57    $  8.67
                                          -------      -------     -------     -------     -------    -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ................      0.08         0.14        0.22        0.38        0.17       0.13
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ........................      3.58        (0.20)       2.74       (1.03)       2.38       0.82
                                          -------      -------     -------     -------     -------    -------
 Total from investment
  operations ..........................      3.66        (0.06)       2.96       (0.65)       2.55       0.95
                                          -------      -------     -------     -------     -------    -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...................     (0.15)       (0.11)      (0.23)      (0.33)      (0.14)     (0.05)
 Dividends in excess of net
  investment income ...................        --           --          --          --          --         --
 Distributions from
  realized gains ......................     (1.30)       (0.06)      (0.85)         --       (1.24)        --
 Distributions in excess
  of realized gains ...................     (0.00)          --          --          --          --         --
 Tax return of capital
  distributions .......................        --           --          --          --          --         --
                                          --------     -------     -------     -------     -------    --------
 Total dividends
  and distributions ...................     (1.45)       (0.17)      (1.08)      (0.33)      (1.38)     (0.05)
                                          --------     -------     -------     -------     -------    --------
Net asset value, end of period ........   $ 13.62      $ 11.41     $ 11.64     $  9.76     $ 10.74    $  9.57
                                          ========     =======     =======     =======     =======    ========
Total return (d) ......................     32.09%       (0.50)%     30.54%      (6.06)%     26.73%     10.88%
                                          ========     =======     =======     =======     =======    ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .....  $141,257      $49,171     $39,487     $24,097     $15,409    $ 9,212
Ratio of expenses to average
 net assets ...........................      0.84%        0.70%       0.75%       0.75%       0.80%      1.06%
Ratio of net investment income to
 average net assets ...................      0.62%        1.20%       1.94%       3.67%       1.49%      1.30%
Portfolio turnover rate ...............       150%         216%        267%        502%        399%       235%
Average commission rate paid (f).......        --           --          --          --          --         --

ALLIANCE INTERNATIONAL PORTFOLIO:


                                                                                            YEAR ENDED DECEMBER 31,
                                                                                           --------------------------
                                                                                                1997         1996
                                                                                           ------------- ------------
Net asset value, beginning of period (a) .................................................  $ 11.50      $ 10.87
                                                                                            --------     ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................     0.10         0.13
 Net realized and unrealized gain (loss) on investments and foreign currency transactions     (0.45)        0.94
                                                                                            ---------    ---------
 Total from investment operations ........................................................    (0.35)        1.07
                                                                                            ---------    ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................    (0.32)       (0.10)
 Dividends in excess of net investment income ............................................       --        (0.09)
 Distributions from realized gains .......................................................    (0.56)       (0.25)
                                                                                            ---------    ----------
 Total dividends and distributions .......................................................    (0.88)       (0.44)
                                                                                            ---------    ----------
Net asset value, end of period ...........................................................  $ 10.27      $ 11.50
                                                                                            =========    ==========
Total return (d) .........................................................................    (2.98)%       9.82%
                                                                                            =========    ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................ $190,611     $151,907
Ratio of expenses to average net assets ..................................................     1.08%        1.06%
Ratio of net investment income to average net assets .....................................     0.83%        1.10%
Portfolio turnover rate ..................................................................       59%          48%
Average commission rate paid (f) .........................................................  $  0.0294    $  0.0251

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                                                             APRIL 3, 1995
                                                                                                  TO
                                                                                           DECEMBER 31, 1995
                                                                                           -----------------
Net asset value, beginning of period (a) .................................................    $   10.00
                                                                                              ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................         0.14
 Net realized and unrealized gain (loss) on investments and foreign currency transactions          0.98
                                                                                              ---------
 Total from investment operations ........................................................         1.12
                                                                                              ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................        (0.07)
 Dividends in excess of net investment income ............................................        (0.13)
 Distributions from realized gains .......................................................        (0.05)
                                                                                              ---------
 Total dividends and distributions .......................................................        (0.25)
                                                                                              ---------
Net asset value, end of period ...........................................................    $   10.87
                                                                                              =========
Total return (d) .........................................................................        11.29%
                                                                                              =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................    $  28,684
Ratio of expenses to average net assets ..................................................         1.03%(b)
Ratio of net investment income to average net assets .....................................         1.71%(b)
Portfolio turnover rate ..................................................................           56%
Average commission rate paid (f) .........................................................           --

---------
Footnotes appear on page 10.

--------------------------------------------------------------------------------
                                       6
The Hudson River Trust

ALLIANCE AGGRESSIVE STOCK PORTFOLIO (G):


                                                        YEAR ENDED DECEMBER 31,
                                      ------------------------------------------------------------
                                                1997           1996           1995            1994
                                      -------------- -------------- -------------- ---------------
Net asset value, beginning of
 year (a) ...........................    $ 35.85        $ 35.68        $   30.63       $   31.89
                                         ---------      ---------      ---------       ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ..............       0.04           0.09             0.10            0.04
 Net realized and unrealized
  gain (loss) on investments ........       3.71           7.52             9.54           (1.26)
                                         ---------      ---------      ---------       ---------
 Total from investment
  operations ........................       3.75           7.61             9.64           (1.22)
                                         ---------      ---------      ---------       ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .................      (0.05)         (0.09)           (0.10)          (0.04)
 Dividends in excess of net
  investment income .................         --          (0.00)              --              --
 Distributions from realized
  gains .............................      (3.33)         (7.33)           (4.49)             --
 Distributions in excess of
  realized gains ....................         --          (0.02)              --              --
 Tax return of capital
  distributions .....................         --             --               --           (0.00)
                                         ----------     ----------     ----------      ---------
 Total dividends and
  distributions .....................      (3.38)         (7.44)           (4.59)          (0.04)
                                         ----------     ----------     ----------      ---------
Net asset value, end of year ........    $ 36.22        $ 35.85        $   35.68       $   30.63
                                         ==========     ==========     ==========      =========
Total return (d) ....................      10.94%         22.20%           31.63%          (3.81)%
                                         ==========     ==========     ==========      =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's) ..... $4,589,771     $3,865,256       $2,700,515      $1,832,164
Ratio of expenses to average net
 assets .............................       0.54%          0.48%            0.49%           0.49%
Ratio of net investment income
 to average net assets ..............       0.11%          0.24%            0.28%           0.12%
Portfolio turnover rate .............        123%           108%             127%             92%
Average commission rate
 paid (f) ...........................    $  0.0571      $  0.0263             --              --

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                                  YEAR ENDED DECEMBER 31,
                                      --------------------------------------------------------------------------------
                                           1993*           1992          1991         1990         1989        1988
                                      -------------- --------------- ------------ ------------ ----------- -----------
Net asset value, beginning of
 year (a) ...........................   $   29.81       $   33.82      $ 19.37      $ 19.90      $ 14.07     $ 14.09
                                        ---------       ---------      -------      -------      -------     -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ..............        0.09            0.17         0.12         0.16        0.23        0.20
 Net realized and unrealized
  gain (loss) on investments ........        4.91           (1.25)       16.68         1.46        5.87       (0.03)
                                        ---------       ---------      -------      -------      -------     -------
 Total from investment
  operations ........................        5.00           (1.08)       16.80         1.62        6.10        0.17
                                        ---------       ---------      -------      -------      -------     -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income .................       (0.09)          (0.18)       (0.10)       (0.16)      (0.23)      (0.19)
 Dividends in excess of net
  investment income .................          --              --           --           --          --          --
 Distributions from realized
  gains .............................       (2.75)          (2.75)       (2.25)       (1.99)      (0.04)         --
 Distributions in excess of
  realized gains ....................       (0.07)             --           --           --          --          --
 Tax return of capital
  distributions .....................       (0.01)             --           --           --          --          --
                                        ----------      ---------      --------     --------     -------     -------
 Total dividends and
  distributions .....................       (2.92)          (2.93)       (2.35)       (2.15)       (0.27)      (0.19)
                                        ----------      ---------      --------     --------     -------     -------
Net asset value, end of year ........   $   31.89       $   29.81      $ 33.82      $ 19.37      $ 19.90     $ 14.07
                                        ==========      =========      ========     ========     =======     =======
Total return (d) ....................       16.77%          (3.16)%      86.87%        8.16%       43.50%       1.13%
                                        ==========      =========      ========     ========     =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's) .....  $1,557,332      $1,210,576     $959,257     $120,960      $99,459     $62,116
Ratio of expenses to average net
 assets .............................        0.49%           0.50%        0.51%        0.55%        0.55%       0.65%
Ratio of net investment income
 to average net assets ..............        0.28%           0.57%        0.40%        0.78%        1.29%       1.35%
Portfolio turnover rate .............          89%             68%         117%          54%          89%         70%
Average commission rate
 paid (f) ...........................          --              --           --           --           --          --

ALLIANCE SMALL CAP GROWTH PORTFOLIO:


                                                                     MAY 1, 1997
                                                                         TO
                                                                  DECEMBER 31, 1997
                                                                 ------------------
Net asset value, beginning of period (a) .....................       $ 10.00
                                                                     -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................................         0.01
 Net realized and unrealized gain on investments .............         2.65
                                                                     -------
 Total from investment operations ............................         2.66
                                                                     -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................        (0.01)
 Distributions from realized gains ...........................        (0.30)
                                                                     --------
 Total dividends and distributions ...........................        (0.31)
                                                                     --------
Net asset value, end of period ...............................       $12.35
                                                                     ========
Total return (d) .............................................        26.74%
                                                                    =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................      $94,676
Ratio of expenses to average net assets ......................         0.95%(b)
Ratio of net investment income to average net assets .........         0.10%(b)
Portfolio turnover rate ......................................           96%
Average commission rate paid .................................     $ 0.0488

---------
Footnotes appear on page 10.


--------------------------------------------------------------------------------
                                       7
                                                          The Hudson River Trust

                              FIXED INCOME SERIES

ALLIANCE MONEY MARKET PORTFOLIO (G):


                                                   YEAR ENDED DECEMBER 31,
                                     ---------------------------------------------------
                                         1997         1996         1995         1994
                                     ------------ ------------ ------------ ------------
Net asset value, beginning
 of year(a) ........................   $ 10.17      $ 10.16      $ 10.14      $ 10.12
                                       -------      -------      -------      -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income .............      0.54         0.54         0.57         0.41
 Net realized and
  unrealized gain (loss)
  on investments ...................        --        (0.01)          --           --
                                       --------     --------     --------     --------
 Total from investment
  operations .......................      0.54         0.53         0.57         0.41
                                       --------     --------     --------     --------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ................     (0.53)       (0.52)       (0.55)       (0.39)
 Distributions from realized
  gains ............................     (0.00)          --           --           --
 Total dividends and
  distributions ....................     (0.53)       (0.52)       (0.55)       (0.39)
                                       --------     --------     --------     --------
Net asset value, end of year .......   $ 10.18      $ 10.17      $ 10.16      $ 10.14
                                       ========     ========     ========     ========
Total return (d) ...................      5.42%        5.33%        5.74%        4.02%
                                       ========     ========     ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's).....  $449,960     $463,422     $386,691     $325,391
Ratio of expenses to average
 net assets ........................      0.39%        0.43%        0.44%        0.42%
Ratio of net investment
 income to average net
 assets ............................      5.28%        5.17%        5.53%        4.01%

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                               YEAR ENDED DECEMBER 31,
                                     ----------------------------------------------------------------------------
                                         1993*        1992         1991         1990         1989         1988
                                     ------------ ------------ ------------ ------------ ------------ -----------
Net asset value, beginning
 of year(a) ........................   $ 10.11      $ 10.13      $ 10.17      $ 10.14      $ 10.13     $ 10.09
                                       -------      -------      -------      -------      -------     --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income .............      0.30         0.37         0.61         0.81         0.89        0.73
 Net realized and
  unrealized gain (loss)
  on investments ...................        --        (0.01)          --         0.01         0.01       (0.01)
                                       --------     --------     --------     -------      -------     --------
 Total from investment
  operations .......................      0.30         0.36         0.61         0.82         0.90        0.72
                                       --------     --------     --------     -------      -------     --------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ................     (0.29)       (0.38)       (0.65)       (0.79)       (0.89)      (0.68)
 Distributions from realized
  gains ............................        --           --           --           --           --          --
 Total dividends and
  distributions ....................     (0.29)       (0.38)       (0.65)       (0.79)       (0.89)      (0.68)
                                       --------     --------     --------     --------     --------    --------
Net asset value, end of year .......   $ 10.12      $ 10.11      $ 10.13      $ 10.17      $ 10.14     $ 10.13
                                       ========     ========     ========     ========     ========    ========
Total return (d) ...................      3.00%        3.57%        6.20%        8.22%        9.18%       7.32%
                                       ========     ========     ========     ========     ========    ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's).....  $248,460     $268,584     $302,395     $359,426     $289,338    $234,378
Ratio of expenses to average
 net assets ........................      0.42%        0.43%        0.43%        0.44%        0.44%       0.48%
Ratio of net investment
 income to average net
 assets ............................      2.91%        3.63%        5.96%        7.85%        8.70%       7.14%

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO (E):


                                                                           YEAR ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------------
                                                      1997         1996        1995        1994        1993*        1992
                                                  ------------ ----------- ----------- ----------- ------------ ------------
Net asset value, beginning of period (a) ........   $  9.29      $  9.47     $  8.87     $ 10.08     $ 10.53      $ 10.73
                                                    -------      -------     -------     -------     -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................      0.53         0.54        0.58        0.65        0.59         0.60
 Net realized and unrealized gain (loss) on
  investments ...................................      0.13        (0.19)       0.57       (1.08)       0.51        (0.02)
                                                    -------      -------     -------     -------     -------      --------
 Total from investment operations ...............      0.66         0.35        1.15       (0.43)       1.10         0.58
                                                    -------      -------     -------     -------     -------      --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...........     (0.51)       (0.53)      (0.55)      (0.78)      (0.68)       (0.60)
 Distributions from realized gains ..............        --           --          --          --       (0.87)       (0.18)
                                                    --------     -------     -------     -------     --------     --------
 Total dividends and distributions ..............     (0.51)       (0.53)      (0.55)      (0.78)      (1.55)       (0.78)
                                                    --------     -------     -------     -------     --------     --------
Net asset value, end of period ..................   $  9.44      $  9.29     $  9.47     $  8.87     $ 10.08      $ 10.53
                                                    ========     =======     =======     =======     ========     ========
Total return (d) ................................      7.29%        3.78%      13.33%      (4.37)%     10.58%        5.53%
                                                    ========     =======     =======     =======     ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............  $115,114      $88,384     $71,780     $48,518    $158,511     $293,587
Ratio of expenses to average net assets .........      0.55%        0.56%       0.57%       0.56%       0.53%        0.52%
Ratio of net investment income to average net
 assets .........................................      5.61%        5.73%       6.15%       6.75%       5.43%        5.63%
Portfolio turnover rate .........................       285%         318%        255%        133%        254%         316%



                                                  APRIL 1, 1991
                                                       TO
                                                   DECEMBER 31
                                                       1991   ,
                                                  -------------
Net asset value, beginning of period (a) ........  $ 10.00
                                                   --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................     0.52
 Net realized and unrealized gain (loss) on
  investments ...................................     0.66
                                                   --------
 Total from investment operations ...............     1.18
                                                   --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...........    (0.34)
 Distributions from realized gains ..............    (0.11)
                                                   --------
 Total dividends and distributions ..............    (0.45)
                                                   --------
Net asset value, end of period ..................  $ 10.73
                                                   ========
Total return (d) ................................    12.10%
                                                   ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............... $241,290
Ratio of expenses to average net assets .........     0.43%
Ratio of net investment income to average net
 assets .........................................     4.88%
Portfolio turnover rate .........................      174%

---------
Footnotes appear on page 10.

-------------------------------------------------------------------------------
The Hudson River Trust

ALLIANCE QUALITY BOND PORTFOLIO:


                                                                                           YEAR ENDED DECEMBER 31,
                                                                             ----------------------------------------------------
                                                                                 1997         1996         1995          1994
                                                                             ------------ ------------ ------------ -------------
Net asset value, beginning of period (a) ...................................   $  9.49      $  9.61      $  8.72       $  9.82
                                                                               -------      -------      -------       -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .....................................................      0.60         0.57         0.57          0.66
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions .............................................................      0.24        (0.07)        0.88         (1.16)
                                                                               -------      --------     -------       -------
 Total from investment operations ..........................................      0.84         0.50         1.45         (0.50)
                                                                               -------      --------     -------       -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ......................................     (0.59)       (0.60)       (0.56)        (0.55)
 Dividends in excess of net investment income ..............................        --        (0.02)          --            --
 Distributions in excess of realized gains .................................        --           --           --            --
 Tax return of capital distributions .......................................        --           --           --         (0.05)
                                                                               --------     --------     --------      -------
 Total dividends and distributions .........................................     (0.59)       (0.62)       (0.56)        (0.60)
                                                                               --------     --------     --------      -------
Net asset value, end of period .............................................   $  9.74      $  9.49      $  9.61       $  8.72
                                                                               ========     ========     ========      =======
Total return (d) ...........................................................      9.14%        5.36%       17.02%        (5.10)%
                                                                               ========     ========     ========      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..........................................  $203,233     $155,023     $157,443      $127,575
Ratio of expenses to average net assets ....................................      0.57%        0.59%        0.59%         0.59%
Ratio of net investment income to average net assets .......................      6.19%        6.06%        6.13%         7.17%
Portfolio turnover rate ....................................................       374%         431%         411%          222%

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                                              OCTOBER 1, 1993
                                                                                    TO
                                                                             DECEMBER 31, 1993
                                                                             -----------------
Net asset value, beginning of period (a) ...................................    $   10.00
                                                                                ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .....................................................         0.11
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions .............................................................        (0.16)
                                                                                ---------
 Total from investment operations ..........................................        (0.05)
                                                                                ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ......................................        (0.12)
 Dividends in excess of net investment income ..............................           --
 Distributions in excess of realized gains .................................        (0.01)
 Tax return of capital distributions .......................................           --
                                                                                ---------
 Total dividends and distributions .........................................        (0.13)
                                                                                ---------
Net asset value, end of period .............................................    $    9.82
                                                                                =========
Total return (d) ...........................................................        (0.51)%
                                                                                =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..........................................    $ 104,832
Ratio of expenses to average net assets ....................................         0.69%(b)
Ratio of net investment income to average net assets .......................         4.62%(b)
Portfolio turnover rate ....................................................           77%

ALLIANCE HIGH YIELD PORTFOLIO (G):


                                                           YEAR ENDED DECEMBER 31,
                                              --------------------------------------------------
                                                  1997         1996         1995         1994
                                              ------------ ------------ ------------ -----------
Net asset value, beginning of period (a)        $ 10.02      $  9.64      $  8.91      $ 10.08
                                                -------      -------      -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ......................      1.04         1.02         0.98         0.89
 Net realized and unrealized gain
  (loss) on investments .....................      0.75         1.07         0.73        (1.17)
                                                -------      -------      -------      -------
 Total from investment operations ...........      1.79         2.09         1.71        (0.28)
                                                -------      -------      -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ....................................     (0.97)       (0.98)       (0.94)       (0.88)
 Dividends in excess of net investment
  income ....................................        --        (0.03)       (0.04)       (0.01)
 Distributions from realized gains ..........     (0.43)       (0.70)          --           --
                                                --------     --------     --------     -------
 Total dividends and distributions ..........     (1.40)       (1.71)       (0.98)       (0.89)
                                                --------     --------     --------     -------
Net asset value, end of period ..............   $ 10.41      $ 10.02      $  9.64      $  8.91
                                                ========     ========     ========     =======
Total return (d) ............................     18.48%       22.89%       19.92%       (2.79)%
                                                ========     ========     ========     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........  $355,473     $199,360     $118,129     $73,895
Ratio of expenses to average net assets......      0.62%        0.59%        0.60%        0.61%
Ratio of net investment income to
 average net assets .........................      9.82%        9.93%       10.34%        9.23%
Portfolio turnover rate .....................       390%         485%         350%         248%

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                                      YEAR ENDED DECEMBER 31,
                                              -----------------------------------------------------------------------
                                                 1993*        1992        1991        1990        1989        1988
                                              ----------- ----------- ----------- ----------- ----------- -----------
Net asset value, beginning of period (a)        $  9.15     $  8.96     $  7.97     $  9.14     $  9.72     $  9.67
                                                -------     -------     -------     -------     -------     -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ......................      0.94        0.89        0.89        1.04        1.09        1.00
 Net realized and unrealized gain
  (loss) on investments .....................      1.10        0.19        0.99       (1.14)      (0.60)      (0.08)
                                                -------     -------     -------     -------     -------     -------
 Total from investment operations ...........      2.04        1.08        1.88       (0.10)       0.49        0.92
                                                -------     -------     -------     -------     -------     -------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ....................................     (0.92)      (0.89)      (0.89)      (1.07)      (1.07)      (0.87)
 Dividends in excess of net investment
  income ....................................        --          --          --          --          --          --
 Distributions from realized gains ..........     (0.19)         --          --          --          --          --
                                                -------     -------     -------     -------     -------     -------
 Total dividends and distributions ..........     (1.11)      (0.89)      (0.89)      (1.07)      (1.07)      (0.87)
                                                -------     -------     -------     -------     -------     -------
Net asset value, end of period ..............   $ 10.08     $  9.15     $  8.96     $  7.97     $  9.14     $  9.72
                                                =======     =======     =======     =======     =======     =======
Total return (d) ............................     23.15%      12.31%      24.46%      (1.10)%      5.14%       9.73%
                                                =======     =======     =======     =======     =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........   $67,169     $47,687     $45,066     $36,569     $41,280     $34,810
Ratio of expenses to average net assets......      0.63%       0.60%       0.61%       0.62%       0.62%       0.73%
Ratio of net investment income to
 average net assets .........................      9.52%       9.58%      10.31%      12.04%      11.22%      10.05%
Portfolio turnover rate .....................       280%        177%        187%         53%        116%        209%

---------
Footnotes appear on page 10.

--------------------------------------------------------------------------------
                                       9
                                                          The Hudson River Trust

---------

FOOTNOTES TO FINANCIAL HIGHLIGHTS

* Prior to July 22, 1993, Equitable Capital Management Corporation ("Equitable Capital") served as the investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. ("Alliance") acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.


(a) Date as of which funds were first allocated to the Portfolios are as follows:
        Alliance Common Stock Portfolio -- June 16, 1975
        Alliance Money Market Portfolio -- July 13, 1981
        Alliance Balanced Portfolio -- January 27, 1986
        Alliance Aggressive Stock Portfolio -- January 27, 1986
        Alliance High Yield Portfolio -- January 2, 1987
        Alliance Global Portfolio -- August 27, 1987
        Alliance Conservative Investors Portfolio -- October 2, 1989
        Alliance Growth Investors Portfolio -- October 2, 1989
        Alliance Intermediate Government Securities Portfolio -- April 1, 1991 Alliance Quality Bond Portfolio -- October 1, 1993
        Alliance Growth and Income Portfolio -- October 1, 1993
        Alliance Equity Index Portfolio -- March 1, 1994
        Alliance International Portfolio -- April 3, 1995
        Alliance Small Cap Growth Portfolio -- May 1, 1997


(b)     Annualized.

(c) Net investment income and capital changes per share are based upon monthly average shares outstanding.

(d) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.


(e) On February 22, 1994 shares of the Alliance Intermediate Government Securities Portfolio of the Trust were substituted for shares of the Trust's Alliance Short-Term World Income Portfolio.

(f) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose its average commission rate paid per share for equity security trades on which commissions are charged.

(g) On December 16, 1992, the Trust's Board of Trustees declared a 10-for-1 stock split of the outstanding shares of the Alliance Money Market, Alliance High Yield, Alliance Balanced, Alliance Common Stock, Alliance Global and Alliance Aggressive Stock Portfolios ("Split Portfolios"). The split was effected on January 1, 1993 for shareholders of record on that date. Consequently, the information presented in the tables above for each Split Portfolio share outstanding throughout each period (other than the periods ended prior to January 1, 1993), and the shares outstanding at the end of such periods presented for the Split Portfolios, has been restated.

(h) The Alliance Balanced Portfolio's portfolio turnover rates in 1997 and 1996 were 95% and 139%, respectively, for the equity component and were 192% and 221%, respectively, for the fixed income component.



--------------------------------------------------------------------------------
The Hudson River Trust

THE TRUST

The Trust is an open-end management investment company under the Investment Company Act of 1940 (the "Investment Company Act"). As a "series" investment company, the Trust issues shares of beneficial interest that are currently divided into fourteen Portfolios, although the Trust may, from time to time, establish additional Portfolios. Each Portfolio is a separate diversified series of the Trust, and the Trust's assets and liabilities are divided among the Portfolios. Originally organized as a Maryland corporation which commenced operations on March 22, 1985, the Trust was reorganized as a Massachusetts business trust on July 10, 1987.

Shares of each Portfolio are currently divided into two classes: Class IA shares are offered pursuant to this prospectus at net asset value and are not subject to fees imposed pursuant to a distribution plan. Class IB shares are offered pursuant to another prospectus at net asset value and are subject to distribution fees imposed pursuant to a distribution plan (the "Distribution Plan") adopted under Rule 12b-1 under the Investment Company Act. Class IB shares are sold to an insurance company separate account of Equitable. Inquiries regarding Class IB shares should be addressed to Equitable, Income Management Group, at 200 Plaza Drive, Secaucus, NJ 07096 (toll-free:
1-800-789-7771).

The two classes of shares are offered under the Trust's multiple class distribution system approved by the Trust's Board of Trustees, and are designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. Under the Trust's multi-class system, shares of each class of a Portfolio represent an equal pro rata interest in the assets of that Portfolio and, generally, have identical voting, dividend, liquidation, and other rights, other than with respect to the payment of distribution fees under the Distribution Plan.

The Trust's shares are sold only to separate accounts of insurance companies in connection with variable life insurance contracts and variable annuity certificates and contracts (collectively, the "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable") and certain insurance companies unaffiliated with Equitable. Equitable was the record owner of approximately 99.7% and 100% of the Trust's Class IA and Class IB shares, respectively, as of March 31, 1998, and consequently may be deemed to control the Trust.

The Trust does not currently foresee any disadvantages to policy owners arising from offering the Trust's shares to separate accounts of insurance companies that are unaffiliated with each other; however, it is theoretically possible that the interests of owners of various policies participating in the Trust through their separate accounts might at some time be in conflict. In the case of a material irreconcilable conflict, one or more separate accounts might withdraw their investments in the Trust, which could force the Trust to sell portfolio securities at disadvantageous prices.


INVESTMENT OBJECTIVES AND POLICIES

FUNDAMENTAL INVESTMENT OBJECTIVES

The following investment objectives of each Portfolio are fundamental and, unless permitted by law, will not be changed without a vote of the holders of the majority of the voting securities of that Portfolio. There can, of course, be no assurance that a Portfolio will achieve its investment objective.


THE ASSET ALLOCATION SERIES

   o The Alliance Conservative Investors Portfolio's fundamental investment objective is to achieve a high total return without, in the investment adviser's opinion, undue risk to principal. It will pursue this objective by investing in a diversified mix of publicly traded equity and debt securities.

   o The Alliance Balanced Portfolio's fundamental investment objective is to achieve a high return through both appreciation of capital and current income. The Alliance Balanced Portfolio will pursue this objective by investing in a diversified portfolio of publicly traded equity and debt securities and short-term money market instruments.

   o The Alliance Growth Investors Portfolio's fundamental investment objective is to achieve the highest total return consistent with the investment adviser's determination of reasonable risk. It will pursue this objective by investing in a diversified mix of publicly traded equity and fixed


--------------------------------------------------------------------------------
                                                          The Hudson River Trust
      income securities, including at times common stocks issued by intermediate and small-sized companies and at times lower quality fixed income securities commonly known as "junk bonds."


THE EQUITY SERIES

   o The Alliance Growth and Income Portfolio's fundamental investment objective is to provide a high total return through a combination of current income and capital appreciation by investing primarily in income-producing common stocks and securities convertible into common stocks.

   o The Alliance Equity Index Portfolio's fundamental investment objective is to seek a total return before expenses that approximates the total return performance of the Standard & Poor's ("S&P") 500 Composite Stock Price Index, including reinvestment of dividends, at a risk level consistent with that of the Index.

   o The Alliance Common Stock Portfolio's fundamental investment objective is to achieve long-term growth of its capital and increase income. It will pursue this objective by investing primarily in common stock and other equity-type instruments.

   o The Alliance Global Portfolio's fundamental investment objective is to achieve long-term growth of capital. The Alliance Global Portfolio will pursue this objective by investing primarily in equity securities of non-U.S. companies as well as U.S. issuers.

   o The Alliance International Portfolio's fundamental investment objective is to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in non-U.S. companies with prospects for growth.


   o The Alliance Aggressive Stock Portfolio's fundamental investment objective is to achieve long-term growth of capital. The Alliance Aggressive Stock Portfolio will pursue this objective by investing primarily in common stocks and other equity-type securities issued by quality small and intermediate sized companies that, in the opinion of the investment adviser, have strong growth prospects and in covered options on those securities.

   o The Alliance Small Cap Growth Portfolio's fundamental investment objective is to achieve long-term growth of capital. The Alliance Small Cap Growth Portfolio will pursue this objective by investing primarily in U.S. common stocks and other equity-type securities issued by smaller companies that, in the opinion of the investment adviser, have favorable growth prospects.



THE FIXED INCOME SERIES

   o The Alliance Money Market Portfolio's fundamental investment objective is to obtain a high level of current income, preserve its assets and maintain liquidity. The Alliance Money Market Portfolio will pursue this objective by investing in primarily high quality U.S.
      dollar-denominated money market instruments.

   o The Alliance Intermediate Government Securities Portfolio's fundamental investment objective is to achieve high current income consistent with relative stability of principal through investment primarily in debt securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities. The Alliance Intermediate Government Securities Portfolio's investments will each have a final maturity of not more than ten years or a duration not exceeding that of a 10-year Treasury note.

   o The Alliance Quality Bond Portfolio's fundamental investment objective is to achieve high current income consistent with preservation of capital by investing primarily in investment grade fixed income securities. The Alliance Quality Bond Portfolio reserves the right to invest in convertible debt securities, preferred stocks and dividend-paying common stocks.

   o The Alliance High Yield Portfolio's fundamental investment objective is to achieve high return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Alliance High Yield Portfolio will pursue this objective by investing primarily


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      in a diversified mix of high yield, fixed income securities, which generally involve greater volatility of price and risk of principal and income than higher quality fixed income securities. Lower quality debt securities are commonly known as "junk bonds."

INVESTMENT POLICIES

The following investment policies and restrictions, unless otherwise noted, are not fundamental policies of the Portfolios. They may be changed by the Board of Trustees without a shareholder vote, except as otherwise stated in this Prospectus or in the SAI.


THE ASSET ALLOCATION SERIES
---------------------------

The Alliance Conservative Investors Portfolio, the Alliance Balanced Portfolio and the Alliance Growth Investors Portfolio together are called the Asset Allocation Series. These Portfolios invest in a variety of fixed income and equity securities, each pursuant to a different asset allocation strategy, as described below. The term "asset allocation" is used to describe the process of shifting assets among discrete categories of investments in an effort to reduce risk while producing desired return objectives. Portfolio management, therefore, will consist not only of selecting specific securities but also of setting, monitoring and changing, when necessary, the asset mix.

Each Portfolio has been designed with a view toward a different "investor profile." The "conservative investor" has a relatively short-term investment bias, either because of a limited tolerance for market volatility or a short investment horizon. This investor is averse to taking risks that may result in principal loss, even though such aversion may reduce the potential for higher long-term gains and result in lower performance during periods of equity market strength. Consequently, the asset mix for the Alliance Conservative Investors Portfolio attempts to reduce volatility while providing modest upside potential. The "growth investor" has a longer-term investment horizon and is therefore willing to take more risks in an attempt to achieve long-term growth of principal. This investor wishes, in effect, to be risk conscious without being risk averse. The asset mix for the Alliance Growth Investors Portfolio attempts to provide for upside potential without excessive volatility.

The "balanced investor" is somewhat less aggressive than the growth investor and has a medium- to long-term investment horizon. This investor is sensitive to risk, but is willing to take on some risk in seeking high total return. Consequently, the asset mix for the Alliance Balanced Portfolio attempts to capture a sizable portion of the market's upside while diversifying risk among asset classes.

Alliance Capital Management L.P., the Trust's investment adviser ("Alliance"), has established an asset allocation committee (the "Committee"), all the members of which are employees of Alliance, which is responsible for setting and continually reviewing the asset mix ranges of each Portfolio. The Committee meets at least twice each month. Under normal market conditions, the Committee is expected to change allocation ranges approximately three to five times per year. However, the Committee has broad latitude to establish the frequency, as well as the magnitude, of allocation changes within the guidelines established for each Portfolio. During periods of severe market disruption, allocation ranges may change frequently. It is also possible that in periods of stable and consistent outlook no change will be made. The Committee's decisions are based on a variety of factors, including liquidity, portfolio size, tax consequences and general market conditions, always within the context of the appropriate investor profile for each Portfolio. Consequently, asset mix decisions for the Alliance Conservative Investors Portfolio particularly emphasize risk assessment of each asset class viewed over the shorter term, while decisions for the Alliance Growth Investors Portfolio are principally based on the longer term total return potential for each asset class.

When the Committee establishes a new allocation range for a Portfolio, it also prescribes the length of time during which that Portfolio should achieve an asset mix within the new range. To achieve a new asset mix, the Portfolios look first to available cash flow. If it appears that cash flow will, in the opinion of Alliance, be insufficient to achieve the desired asset mix, the Portfolios will sell securities and reinvest the proceeds in the appropriate asset class.


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The Asset Allocation Series Portfolios are permitted to use a variety of hedging techniques to attempt to control stock market, interest rate and currency risks. Each of the Portfolios in the Asset Allocation Series may make loans of up to 50% of its total portfolio securities. Each of the Portfolios in the Asset Allocation Series may write covered call and put options and may purchase call and put options on all the types of securities in which it may invest, as well as securities indexes and foreign currencies. Each Portfolio may also purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon, as well as forward foreign currency exchange contracts. See "Investment Techniques--Forward Foreign Currency Exchange Contracts," below.

Risk Factors. In addition to the risk factors associated with the securities in which the Portfolios in the Asset Allocation Series may invest, these Portfolios bear the risk that Alliance will not accurately assess and respond to changing market conditions. While Alliance has established the Committee to help it anticipate and respond positively to changes in market conditions, there can be no assurance that this goal will be achieved. Furthermore, these Portfolios may incur additional operating expenses during periods of frequently changing asset mix ranges.


ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO--INVESTMENT POLICIES

The Alliance Conservative Investors Portfolio attempts to achieve its investment objective by allocating varying portions of its assets to high quality, publicly traded fixed income securities (including money market instruments and cash) and publicly traded common stocks and other equity securities of U.S. and non-U.S. issuers. All fixed income securities held by the Portfolio will be of investment grade. This means that they will be in one of the top four rating categories assigned by S&P or Moody's Investors Service, Inc. ("Moody's"). The Portfolio may invest in the types of equity securities in which the Alliance Common Stock Portfolio may invest, including convertible securities. No more than 15% of the Portfolio's assets will be invested in securities of non-U.S. issuers. See "Investment Techniques--Foreign Securities and Currencies," below.

The Portfolio will at all times hold at least 40% of its assets in investment grade fixed income securities, each having a duration, as determined by Alliance, that is less than that of a 10-year Treasury bond (the "Fixed Income Core"). Duration is a measure that relates the price volatility of a bond to changes in interest rates. The duration of a bond is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. In some cases, Alliance's calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates, in the case of mortgage-backed or asset-backed securities, and foreign and domestic interest rates). As of December 31, 1997, the duration of a 10-year Treasury bond was considered by Alliance to be 7.3 years.

The Portfolio is generally expected to hold approximately 70% of its assets in fixed income securities (including the Fixed Income Core) and 30% in equity securities. Actual asset mixes will be adjusted in response to economic and credit market cycles. The fixed income asset class will always comprise at least 50%, but never more than 90%, of the Portfolio's total assets. The equity class will always comprise at least 10%, but never more than 50%, of the Portfolio's total assets.


ALLIANCE BALANCED PORTFOLIO--INVESTMENT POLICIES

The Alliance Balanced Portfolio attempts to achieve its objective by investing varying portions of its assets in publicly-traded equity and debt securities and money market instruments. The Alliance Balanced Portfolio attempts to achieve long-term growth of capital by investing in common stock and other equity-type instruments. It will try to achieve a competitive level of current income and capital appreciation through investments in publicly traded debt securities and a high level of current income through investments in money market instruments.

The portion of the Alliance Balanced Portfolio's assets invested in each type of security will vary in accordance with economic conditions, the general level of common stock prices, interest rates and other


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relevant considerations, including the risks associated with each investment medium. Although the Alliance Balanced Portfolio will seek to reduce the risks associated with any one investment medium by utilizing a variety of investments, performance will depend upon Alliance's ability to assess accurately and react to changing market conditions.

The Alliance Balanced Portfolio will at all times hold at least 25% of its assets in fixed income securities (including, for these purposes, that portion of the value of securities convertible into common stock which is attributable to the fixed income characteristics of those securities, as well as money market instruments). The Portfolio's equity securities will always comprise at least 25%, but never more than 75%, of the Portfolio's total assets. Consequently, the Portfolio will have "Core Holdings" of at least 25% fixed income securities and 25% equity securities. Over time, holdings by the Portfolio are currently expected to average approximately 50% in fixed income securities and approximately 50% in equity securities. Actual asset mixes will be adjusted in response to economic and credit market cycles.

The equity securities invested in by the Alliance Balanced Portfolio will consist of the types of securities in which the Alliance Common Stock Portfolio may invest. The money market securities will consist of the types of securities and credit quality in which the Alliance Money Market Portfolio may invest. The debt securities will consist principally of bonds, notes, debentures and equipment trust certificates. The Portfolio may also buy debt securities with equity features such as conversion or exchange rights or warrants for the acquisition of stock or participations based on revenues, rates or profits. These debt securities will principally be investment grade securities rated at least Baa by Moody's or BBB by S&P, or will be issued or guaranteed by the U.S. Government, its agencies or instrumentalities. If such Baa or BBB debt securities held by the Portfolio fall below those ratings, the Portfolio will not be obligated to dispose of them and may continue to hold them if Alliance considers them appropriate investments under the circumstances. In addition, the Alliance Balanced Portfolio may at times hold some of its assets in cash. The Portfolio may invest up to 20% of its total assets in foreign securities. See "Investment Techniques--Foreign Securities and Currencies," below. The Portfolio may make secured loans of up to 50% of its total portfolio securities. See "Investment Techniques--Securities Lending," below. The Alliance Balanced Portfolio may write covered call and put options and may purchase call and put options on all the types of securities in which it may invest, as well as securities indexes and foreign currencies. The Alliance Balanced Portfolio may also purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon. See "Investment Techniques--Options," "Investment Techniques--Futures" and "Investment Techniques--Risk Factors in Options and Futures," below.

ALLIANCE GROWTH INVESTORS PORTFOLIO--INVESTMENT POLICIES

The Alliance Growth Investors Portfolio attempts to achieve its investment objective by allocating varying portions of its assets to a number of asset classes. Equity investments will include both exchange-traded and over-the-counter common stocks and equity-type securities, which may include preferred stock and convertible securities, and may include securities issued by intermediate- and small-sized companies that, in the opinion of Alliance, have favorable growth prospects. More risk is associated with investment in intermediate and small-sized companies because they are often dependent on limited product lines, financial resources or management groups. They may be more vulnerable to competition from larger companies with greater resources and to economic conditions affecting their market sector. Intermediate- and small-sized companies may be new, without long business or management histories, and perceived by the market as unproven. Their securities may be held primarily by insiders or institutional investors, and may trade infrequently or in limited volume. The prices of these stocks often fluctuate more than those of larger, more established companies. Fixed income investments will include investment grade fixed income securities (including cash and money market instruments) as well as securities that have a high current yield and that are either rated in the lower categories by nationally recognized statistical rating organizations ("NRSROs") (i.e., Baa or lower by Moody's or BBB or lower by S&P) or are unrated. For a discussion of the risks associated with investment in these higher yielding securities, see "Investment Techniques--Fixed Income Securities"; and "Investment Techniques--Risk Factors of Lower Rated Fixed Income Securities," below. For the fiscal year ended December 31, 1997, approximately 19% of the Portfolio was invested in fixed income securities. No more than 30% of the Portfolio's assets will be invested in securities of non-U.S. issuers. See "Investment Techniques--Foreign Securities and Currencies," below.

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The Portfolio will at all times hold at least 40% of its assets in publicly traded common stocks and other equity securities of the type purchased by the Alliance Common Stock Portfolio (the "Equity Core"). The Portfolio is generally expected to hold approximately 70% of its assets in equity securities (including the Equity Core) and 30% in fixed income securities. Actual asset mixes will be adjusted in response to economic and credit market cycles. The fixed income asset class will always comprise at least 10%, but never more than 60%, of the Portfolio's total assets. The equity class will always comprise at least 40%, but never more than 90%, of the Portfolio's total assets.


THE EQUITY SERIES


ALLIANCE GROWTH AND INCOME PORTFOLIO--INVESTMENT POLICIES


The Alliance Growth and Income Portfolio seeks to maintain a portfolio yield above that of issuers comprising the S&P 500 Index and to achieve (in the long run) a rate of growth in portfolio income that exceeds the rate of inflation. The Alliance Growth and Income Portfolio will generally invest in common stocks of "blue chip" issuers, i.e., those (1) which have a total market capitalization of at least $1 billion, (2) which pay periodic dividends, and
(3) whose common stock is in the highest four issuer ratings for S&P (i.e., A+, A, A- or B+) or Moody's (i.e., High Grade, Investment Grade, Upper Medium Grade or Medium Grade) or, if unrated, is determined to be of comparable quality by Alliance. It is expected that on average the dividend rate of these issuers will exceed the average rate of issuers constituting the S&P 500 Index.

The Alliance Growth and Income Portfolio may invest without limit in securities convertible into common stocks, which include convertible bonds, convertible preferred stocks and convertible warrants. The Alliance Growth and Income Portfolio may invest up to 30% of its total assets in high yield, high risk convertible securities rated at the time of purchase below investment grade (i.e., rated Ba or lower by Moody's or BB or lower by S&P or determined by the Trust's investment adviser to be of comparable quality). Convertible securities normally provide a yield that is higher than that of the underlying stock but lower than that of a fixed income security without the convertible feature. Also, the price of a convertible security will normally vary to some degree with changes in the price of the underlying common stock, although in some market conditions the higher yield tends to make the convertible security less volatile than the underlying common stock. In addition, the price of a convertible security will also vary to some degree inversely with interest rates. For additional discussion of the risks associated with investment in lower-rated securities, see "Investment Techniques--Fixed Income Securities" and "Investment Techniques--Risk Factors of Lower Rated Fixed Income Securities," below. For more information concerning the bond ratings assigned by Moody's and S&P, see Appendix A.


The Alliance Growth and Income Portfolio does not expect to invest more than 25% of its total assets in foreign securities, although it may do so without limit. It may enter into foreign currency futures contracts (and related options), forward foreign currency exchange contracts and options on currencies for hedging purposes. See "Investment Techniques--Forward Foreign Currency Exchange Contracts," below.

The Alliance Growth and Income Portfolio may write covered call and put options on securities and securities indexes for hedging purposes or to enhance its return and may purchase call and put options on securities and securities indexes for hedging purposes. The Alliance Growth and Income Portfolio may also purchase and sell securities index futures contracts and may write and purchase options thereon for hedging purposes. See "Investment Techniques--Options," "Investment Techniques--Futures," and "Investment Techniques--Risk Factors in Options and Futures," below.

For temporary defensive purposes, the Alliance Growth and Income Portfolio may invest in certain money market instruments. See "Investment Techniques--Certain Money Market Instruments," below.


ALLIANCE EQUITY INDEX PORTFOLIO--INVESTMENT POLICIES


The Alliance Equity Index Portfolio's investment objective is to seek a total return before expenses that approximates the total return of the S&P 500 Composite Stock Price Index (the "Index"), including reinvestment of dividends, at a risk level consistent with that of the Index. The Index is a widely publicized



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index that tracks 500 companies traded on the New York and American Stock
Exchanges and in the over-the-counter market. It is weighted by market value so that each company's stock influences the Index in proportion to its market importance. While most issuers are among the 500 largest U.S. companies in terms of aggregate market value, some other stocks are included by S&P for purposes of diversification. The value of the Index may change over time due to a variety of factors, including economic factors and events affecting issuers included in the Index.

In managing the Alliance Equity Index Portfolio, the Trust's investment adviser will not utilize customary economic, financial or market analyses or other traditional investment techniques. Rather, the investment adviser will use proprietary modeling techniques to construct a portfolio that it believes will, in the aggregate, approximate the performance results of the Index. The investment adviser will first select from the largest capitalization securities in the Index on a capitalization-weighted basis. Generally, the largest capitalization securities reasonably track the Index because the Index is significantly influenced by a small number of securities. However, selecting securities on the basis of their capitalization alone would distort the Alliance Equity Index Portfolio's industry diversification, and therefore economic events could potentially have a dramatically different impact on the performance of the Alliance Equity Index Portfolio from that of the Index. Recognizing this fact, the modeling techniques also consider industry diversification when selecting investments for the Alliance Equity Index Portfolio. The investment adviser also seeks to diversify the Alliance Equity Index Portfolio's assets with respect to market capitalization. As a result, the Alliance Equity Index Portfolio will include securities of smaller and medium-sized capitalization companies in the Index.

Although the modeling techniques are intended to produce a portfolio whose performance approximates that of the Index (before expenses), there can be no assurance that these techniques will reduce "tracking error" (i.e., the difference between the Alliance Equity Index Portfolio's investment results (before expenses) and the Index's). Tracking error may arise as a result of brokerage costs, fees and operating expenses and a lack of correlation between the Alliance Equity Index Portfolio's investments and the Index.

Cash may be accumulated in the Alliance Equity Index Portfolio until it reaches approximately 1% of the value of the Alliance Equity Index Portfolio at which time such cash will be invested in common stocks as described above. Accumulation of cash increases tracking error. The Alliance Equity Index Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally falling. Also, adverse performance of a stock will ordinarily not result in its elimination from the Alliance Equity Index Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Alliance Equity Index Portfolio holds cash, the Alliance Equity Index Portfolio may from time to time buy and hold futures contracts on the Index and options on such futures contracts. See "Investment Techniques--Futures" and "Investment Techniques--Risk Factors in Options and Futures," below. The contract value of futures contracts purchased by the Alliance Equity Index Portfolio plus the contract value of futures contracts underlying call options purchased by the Alliance Equity Index Portfolio will not exceed 20% of the Alliance Equity Index Portfolio's total assets.

The Alliance Equity Index Portfolio may seek to increase income by lending securities with a value of up to 50% of its total assets to brokers-dealers. See "Investment Techniques--Securities Lending," below.


ALLIANCE COMMON STOCK PORTFOLIO--INVESTMENT POLICIES

The Alliance Common Stock Portfolio attempts to achieve its investment objective by investing primarily in common stocks and other equity-type securities that Alliance believes will share in the growth of the nation's economy over a long period.

Most of the time, the Alliance Common Stock Portfolio will invest primarily in common stocks that are listed on national securities exchanges. Smaller amounts will be invested in stocks that are traded over-the-counter and in other equity-type securities (such as preferred stocks or convertible debt


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instruments). Current income is an incidental consideration. The Alliance
Common Stock Portfolio generally will not invest more than 20% of its total assets in foreign securities. See "Investment Techniques--Foreign Securities and Currencies," below.


If, in light of economic conditions and the general level of common stock prices, it appears that the Portfolio's investment objective will not be met by using all its assets to buy equities, the Alliance Common Stock Portfolio may also use part of its assets to make nonequity investments. These could include buying securities such as nonparticipating and nonconvertible preferred stocks and certain fixed income securities. Fixed income securities will include investment grade bonds and debentures and money market instruments, as well as securities that have a high current yield because they are either rated in the lower categories by NRSROs (i.e., Baa or lower by Moody's or BBB or lower by S&P) or are unrated. For a discussion of the risks associated with investment in these higher yielding securities, see "Investment Techniques--Fixed Income Securities" and "Investment Techniques--Risk Factors of Lower Rated Fixed Income Securities," below. For the fiscal year ended December 31, 1997, less than 1% of the average assets of the Portfolio were invested in higher yielding securities.


The Alliance Common Stock Portfolio may make temporary investments in money market instruments of the same type and credit quality as those in which the Alliance Money Market Portfolio may invest. The Portfolio may make secured loans of up to 50% of its total portfolio securities. See "Investment Techniques--Securities Lending," below. The Alliance Common Stock Portfolio may write covered call and put options and may buy call and put options on individual common stocks and other equity-type securities, securities indexes, and foreign currencies. The Portfolio may also purchase and sell stock index and foreign currency futures contracts and options thereon. See "Investment Techniques--Options," "Investment Techniques--Futures," and "Investment Techniques--Risk Factors in Options and Futures," below.

ALLIANCE GLOBAL PORTFOLIO--INVESTMENT POLICIES

The Alliance Global Portfolio attempts to achieve its objective by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in established non-U.S. companies that, in the opinion of Alliance, have prospects for growth, as well as in securities issued by United States companies. These non-U.S. companies may have operations in the United States, in their country of incorporation or in other countries. The Alliance Global Portfolio intends to diversify investments among several countries and to have represented in the Portfolio business activities in not less than three different countries (including the United States). For temporary or defensive purposes, the Alliance Global Portfolio may at times invest substantially all of its assets in securities issued by U.S. companies or in cash or cash equivalents, including money market instruments issued by foreign entities.

The Alliance Global Portfolio may invest in any type of security including, but not limited to, shares, preferred or common, as well as shares of mutual funds which invest in foreign securities, bonds and other evidences of indebtedness, and other securities of issuers wherever organized and governments and their political subdivisions. Although no particular proportion of stocks, bonds or other securities is required to be maintained, the Alliance Global Portfolio intends under normal conditions to invest in equity securities. The Portfolio may make secured loans of up to 50% of its total portfolio securities. See "Investment Techniques--Securities Lending," below. The Alliance Global Portfolio may write covered call and put options and may purchase call and put options on individual equity securities, securities indexes, and foreign currencies. The Alliance Global Portfolio may also purchase and sell stock index, foreign currency and interest rate futures contracts and options on such contracts, as well as forward foreign currency exchange contracts. See "Investment Techniques--Options," "Investment Techniques--Forward Foreign Currency Exchange Contracts," "Investment Techniques--Futures," and "Investment Techniques--Risk Factors in Options and Futures," below.

Risk Factors. For a discussion of the risks associated with investments in foreign securities, see "Investment Techniques--Foreign Securities and Currencies," below.

ALLIANCE INTERNATIONAL PORTFOLIO--INVESTMENT POLICIES

The Alliance International Portfolio attempts to achieve its objective by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in non-U.S. companies


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or foreign governmental enterprises that, in the opinion of Alliance, have prospects for growth. These non-U.S. companies may have operations in the United States, in their country of incorporation and/or in other countries. The Alliance International Portfolio intends to have represented in the Portfolio business activities in not less than three different countries and may invest anywhere in the world, including Europe, Canada, Australia, Asia, Latin America and Africa. The Alliance International Portfolio may purchase securities of developing countries, which include, among others, Mexico, Brazil, Hong Kong, India, Poland, Turkey and South Africa. The Alliance International Portfolio intends to diversify investments among several countries, although for temporary defensive purposes, the Alliance International Portfolio may at times invest substantially all of its assets in securities issued by a single major developed country (e.g., the United States) or in cash or cash equivalents, including money market instruments issued by that country.

The Alliance International Portfolio may invest in any type of investment grade, fixed income security including, but not limited to, preferred stock, convertible securities, bonds, notes and other evidences of indebtedness of foreign issuers, including obligations of foreign governments. The Alliance International Portfolio may also establish and maintain temporary cash balances in U.S. and foreign short-term high-grade money market instruments for defensive purposes or to take advantage of buying opportunities. Although no particular proportion of stocks, bonds or other securities is required to be maintained, the Alliance International Portfolio intends under normal market conditions to invest primarily in equity securities. The Alliance International Portfolio may make loans of up to 50% of its portfolio securities. See "Investment Techniques--Securities Lending," below. The Alliance International Portfolio may write covered call and put options and may purchase call and put options on individual equity securities, securities indexes, and foreign currencies. See "Investment Techniques--Options," below. The Alliance International Portfolio may also purchase and sell stock index, foreign currency and interest rate futures contracts and options on such contracts, as well as forward foreign currency exchange contracts. See "Investment Techniques--Forward Foreign Currency Exchange Contracts," "Investment Techniques--Futures," and "Investment Techniques--Risk Factors in Options and Futures," below.

Risk Factors. For a discussion of the risks associated with investments in foreign securities, see "Investment Techniques--Foreign Securities and Currencies," below.


ALLIANCE AGGRESSIVE STOCK PORTFOLIO--INVESTMENT POLICIES

The Alliance Aggressive Stock Portfolio attempts to achieve its objective by investing primarily in common stocks and other equity-type securities issued by intermediate- and small-sized companies that, in the opinion of Alliance, have favorable growth prospects. The Alliance Aggressive Stock Portfolio may also invest a portion of its assets in securities of companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations and less widely known companies.

If, in light of economic conditions, it appears that the Alliance Aggressive Stock Portfolio's objective will not be achieved primarily through investments in common stocks, the Portfolio may also invest in other equity-type securities (such as preferred stocks and convertible debt instruments) and protective options. Under certain market conditions, the Alliance Aggressive Stock Portfolio may also invest in corporate fixed income securities, which will generally be investment grade, or invest part of its assets in cash or cash equivalents for liquidity or defensive purposes, including money market instruments rated at least Prime-1 by Moody's or A-1 by S&P. The Alliance Aggressive Stock Portfolio may invest no more than 20% of its total assets in foreign securities. See "Investment Techniques--Foreign Securities and Currencies," below. The Portfolio may make secured loans of up to 50% of its total portfolio securities. See "Investment Techniques--Securities Lending," below. The Alliance Aggressive Stock Portfolio may write covered call options and may purchase call and put options on individual equity securities, securities indexes and foreign currencies. The Alliance Aggressive Stock Portfolio may also purchase and sell stock index and foreign currency futures contracts and options thereon. See "Investment Techniques--Options," "Investment Techniques--Futures" and "Risk Factors in Options and Futures," below.

Risk Factors. More risk is associated with investment in intermediate- and small-sized companies, because they are often dependent on limited product lines, financial resources or management groups. They may be more vulnerable to competition from larger companies with greater resources and to


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economic conditions affecting their market sector. Intermediate- and small-sized companies may be new, without long business or management histories, and perceived by the market as unproven. Their securities may be held primarily by insiders or institutional investors, and may trade infrequently or in limited volume. The prices of these stocks often fluctuate more than those of larger more established companies.


ALLIANCE SMALL CAP GROWTH PORTFOLIO--INVESTMENT POLICIES


The Alliance Small Cap Growth Portfolio pursues its objective by investing primarily in U.S. common stocks and other equity-type securities issued by smaller companies with favorable growth prospects. The Alliance Small Cap Growth Portfolio may also invest a portion of its assets in securities of companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations and less widely known companies.


The Alliance Small Cap Growth Portfolio may also invest in equity-type securities other than common stocks (such as preferred stocks and convertible debt instruments) and in protective options if it is Alliance's judgment that, in light of economic conditions, such investments offer the Alliance Small Cap Growth Portfolio better prospects for achieving its objective. Under certain market conditions, the Small Cap Growth Portfolio may also invest in corporate fixed income securities, which will generally be investment grade, or invest part of its assets in cash or cash equivalents for liquidity or defensive purposes, including money market instruments rated at least Prime-1 by Moody's or A-1 by S&P. The Alliance Small Cap Growth Portfolio will not invest more than 20% of its net asset value, measured at the time of investment, in securities principally traded on foreign securities markets (other than commercial paper). See "Investment Techniques--Foreign Securities and Currencies," below. The Alliance Small Cap Growth Portfolio may make secured loans of up to 50% of its total portfolio securities. See "Investment Techniques--Securities Lending," below. The Alliance Small Cap Growth Portfolio may write covered call options and may purchase call and put options on individual equity securities, securities indexes and foreign currencies. The Alliance Small Cap Growth Portfolio may also purchase and sell stock index and foreign currency futures contracts and options thereon. See "Investment Techniques--Forward Commitments and When-Issued and Delayed Delivery Securities," "Investment Techniques--Options," "Investment Techniques--Futures," and "Investment Techniques--Risk Factors in Options and Futures," below.

Under current SEC guidelines, for so long as the Portfolio has the words "Small Cap" in its name, it is required, under normal market conditions, to invest at least 65% of its total assets in securities of smaller capitalization companies (currently considered by Alliance to mean companies with market capitalization at or below $2 billion).

Risk Factors. More risk is associated with investment in small-sized companies, because they tend to be often dependent on limited product lines, financial resources or management groups. They tend to be more vulnerable to competition from larger companies with greater resources and to economic conditions affecting their market sector. Small-sized companies may be new, without long business or management histories, and perceived by the market as unproven. Their securities may be held primarily by insiders or institutional investors, and may trade infrequently or in limited volume. The prices of these stocks often fluctuate more than those of larger, more established companies.


THE FIXED INCOME SERIES
-----------------------


ALLIANCE MONEY MARKET PORTFOLIO--INVESTMENT POLICIES

The Alliance Money Market Portfolio attempts to achieve its objective by investing primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The instruments in which the Portfolio invests include: (1) marketable obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities (collectively, the "U.S. Government"); (2) certificates of deposit, bankers' acceptances, bank notes, time deposits and interest bearing savings deposits issued or guaranteed by (a) domestic banks (including their foreign branches) or savings and loan associations having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation ("FDIC") in the case of banks, or insured by the FDIC, in the case of savings and loan associations or (b) foreign banks (either by their foreign or U.S. branches) having total assets of at least


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$5 billion and having an issue of either commercial paper rated at least A-1 by
S&P or Prime-1 by Moody's or long term debt rated at least AA by S&P or Aa by Moody's; (3) commercial paper (rated at least A-1 by S&P or Prime-1 by Moody's or, if not rated, issued by domestic or foreign companies having outstanding debt securities rated at least AA by S&P or Aa by Moody's) and participation interests in loans extended by banks to such companies; (4) mortgage-backed securities and asset-backed securities; (5) corporate debt obligations with remaining maturities of less than one year, rated at least AA by S&P or Aa by Moody's, as well as corporate debt obligations rated at least A by S&P or Moody's, provided the corporation also has outstanding an issue of commercial paper rated at least A-1 by S&P or Prime-1 by Moody's; (6) floating rate or master demand notes; and (7) repurchase agreements covering securities issued or guaranteed by the U.S. Government (see "Investment Techniques--Repurchase Agreements," below). Time deposits with maturities greater than seven days are considered to be illiquid securities.



Investments by the Alliance Money Market Portfolio are limited to those which present minimal credit risk. If a security held by the Alliance Money Market Portfolio is no longer deemed to present minimal credit risk, the Alliance Money Market Portfolio will dispose of the security as soon as practicable unless the Trustees determine that such action would not be in the best interest of the Portfolio. Purchases of securities that are unrated must be ratified by the Trustees of the Trust. Because the market value of debt obligations fluctuates as an inverse function of changing interest rates, the Portfolio seeks to minimize the effect of such fluctuations by investing only in instruments with a remaining maturity of 397 calendar days or less at the time of investment, except for obligations of the U.S. Government, which may have a remaining maturity of 762 calendar days or less. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Alliance Money Market Portfolio may invest up to 20% of its total assets in U.S. dollar-denominated foreign money market instruments. See "Investment Techniques--Foreign Securities and Currencies," below. The Portfolio may make secured loans of up to 50% of its total portfolio securities. See "Investment Techniques--Securities Lending," below.



ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO--INVESTMENT POLICIES


The Alliance Intermediate Government Securities Portfolio attempts to achieve its investment objective by investing primarily in debt securities issued or guaranteed as to the timely payment of principal and interest by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government Securities"). The Alliance Intermediate Government Securities Portfolio may also invest in repurchase agreements and forward commitments related to U.S. Government Securities. The Portfolio may seek to enhance its current return and may seek to hedge against changes in interest rates by engaging in transactions involving related options, futures and options on futures.


The Alliance Intermediate Government Securities Portfolio expects that under normal market conditions it will invest at least 80% of its total assets in U.S. Government Securities and repurchase agreements and forward commitments relating to U.S. Government Securities. U.S. Government Securities include, without limitation, the following:


   o U.S. Treasury Bills--Direct obligations of the U.S. Treasury which are issued in maturities of one year or less. No interest is paid on Treasury Bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.


   o U.S. Treasury Notes--Direct obligations of the U.S. Treasury issued in maturities which vary between one and ten years, with interest payable every six months. They are backed by the full faith and credit of the U.S. Government.


   o U.S. Treasury Bonds--These direct obligations of the U.S. Treasury are issued in maturities more than ten years from the date of issue, with interest payable every six months. They are backed by the full faith and credit of the U.S. Government.


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

   o "Ginnie Maes"--Ginnie Maes are debt securities issued by a mortgage banker or other mortgagee and represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veteran's Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest. Ginnie Maes, although not direct obligations of the U.S. Government, are guaranteed by the U.S. Treasury.

   o "Fannie Maes"--The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA and supported by FNMA's right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury. Fannie Maes are not backed by the full faith and credit of the U.S. Government.

   o "Freddie Macs"--The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. Government, issues participation certificates ("PCs") which represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

   o Governmental Collateralized Mortgage Obligations--These are securities issued by a U.S. Government instrumentality or agency which are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. See "Other Investments," below.

   o "Sallie Maes"--The Student Loan Marketing Association ("SLMA") is a government-sponsored corporation owned entirely by private stockholders that provides liquidity for banks and other institutions engaged in the Guaranteed Student Loan Program. These loans are either directly guaranteed by the U.S. Treasury or guaranteed by state agencies and reinsured by the U.S. Government. SLMA issues both short term notes and longer term public bonds to finance its activities.

The Portfolio may also invest in "zero coupon" U.S. Government Securities which have been stripped of their unmatured interest coupons and receipts or in certificates representing undivided interests in such stripped U.S. Government Securities and coupons. These securities tend to be more volatile than other types of U.S. Government Securities.

Guarantees of the Portfolio's securities by the U.S. Government or its agencies or instrumentalities guarantee only the payment of principal at maturity and interest when due on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of the Alliance Intermediate Government Securities Portfolio's shares.

The Portfolio buys and sells securities with a view to maximizing current return without, in the view of Alliance, undue risk to principal. Potential capital gains resulting from possible changes in interest rates will not be a major consideration. The Portfolio may take full advantage of a wide range of maturities of U.S. Government Securities and may adjust the dollar-weighted average maturity of its portfolio from time to time, depending on Alliance's assessment of relative yields on securities of different maturities and the expected effect of future changes in interest rates on the market value of the securities held by the Portfolio. However, at all times, each instrument held by the Portfolio will have either a final maturity of not more than ten years or a duration, as determined by Alliance, not exceeding that of a 10-year Treasury note. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. In some cases, Alliance's calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates, in the mortgage-backed or asset-backed securities, and foreign and domestic interest rates). As of December 31, 1997, the duration of a 10-year Treasury bond was considered by Alliance to be 7.3 years. The Portfolio may also invest a substantial portion of its assets in money market instruments. See "Investment Techniques--Certain Money Market Instruments," below.

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It is a fundamental policy of the Alliance Intermediate Government Securities
Portfolio that under normal market conditions it will invest at least 65% of its total assets in U.S. Government Securities and repurchase agreements and forward commitments relating to U.S. Government Securities.

Other Investments. The Alliance Intermediate Government Securities Portfolio may also purchase collateralized mortgage obligations ("CMOs") issued by non-governmental issuers and securities issued by a real estate mortgage investment conduits ("REMICs"). See "Investment Techniques--Mortgage-Backed and Asset-Backed Securities," below. The Alliance Intermediate Government Securities Portfolio will purchase only CMOs only if they collateralized by U.S. Government Securities. However, CMOs issued by entities other than U.S. Government agencies or instrumentalities and securities issued by REMICs are not considered U.S. Government Securities for purposes of the investment policies of the Alliance Intermediate Government Securities Portfolio even though the CMOs may be collateralized by U.S. Government Securities. Such securities will generally be investment grade. In the event such securities fall below investment grade, the Portfolio will not be obligated to dispose of such securities and may continue to hold such securities if, in the opinion of Alliance, such investment is appropriate under the circumstances.

In order to enhance its current return and to reduce fluctuations in net asset value, the Portfolio may write call and put options on U.S. Government Securities which are "covered" as described herein and may purchase call and put options on U.S. Government Securities. The Portfolio may also enter into interest rate futures contracts with respect to U.S. Government Securities, and may write and purchase options thereon. See "Investment Techniques--Options" and "Investment Techniques--Futures," below.

The Portfolio may also enter into forward commitments for the purchase of U.S. Government Securities, purchase such securities on a when-issued or delayed delivery basis, make secured loans of its portfolio securities without limitation and enter into repurchase agreements with respect to U.S. Government Securities with commercial banks and registered broker-dealers. See "Investment Techniques--Forward Commitments and When-Issued and Delayed Delivery Securities," below.

The Portfolio may make short sales involving either securities retained in the Portfolio's portfolio or securities which the Portfolio has the absolute right to acquire without additional consideration.

Special Considerations. U.S. Government Securities are considered among the safest of fixed income investments. As a result, however, their yields are generally lower than the yields available from corporate debt securities. As with other mutual funds, the value of the Portfolio's shares will fluctuate with the value of its investments. The value of the Portfolio's investments will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of U.S. Government Securities generally rise. Conversely, during periods of rising interest rates, the values of U.S. Government Securities generally decline. In an effort to preserve the capital of the Portfolio when interest rates are generally rising, the investment adviser may shorten the average maturity of the U.S. Government Securities in the Portfolio's portfolio. Because the principal values of U.S. Government Securities with shorter maturities are less affected by rising interest rates, a portfolio with a shorter average maturity will generally diminish less in value during such periods than a portfolio of longer average maturity. Because U.S. Government Securities with shorter maturities generally have a lower yield to maturity, however, the Portfolio's current return based on its net asset value will generally be lower as a result of such action than it would have been had such action not been taken. Ginnie Maes and other mortgage-backed or mortgage-related securities in which the Portfolio invests may not be an effective means of "locking in" favorable long-term interest rates since the Portfolio must reinvest scheduled and unscheduled principal payments relating to such securities. At the time principal payments or prepayments are received by the Portfolio and reinvested, prevailing interest rates may be higher or lower than the Portfolio's current yield.

At times when the Portfolio has written call options, its ability to profit from declining interest rates will be limited. Any resulting appreciation in the value of the Portfolio would likely be partially or wholly offset by the losses on call options written by the Portfolio. The termination of option positions under such conditions would result in the realization of capital losses, which would reduce the amounts available for distribution to shareholders.

ALLIANCE QUALITY BOND PORTFOLIO--INVESTMENT POLICIES

The Alliance Quality Bond Portfolio expects to invest in readily marketable securities with relatively attractive yields, but which do not, in the opinion of Alliance, involve undue risk of loss of capital. The


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


Alliance Quality Bond Portfolio will follow a policy of investing at least 65% of its total assets in securities which are rated at the time of purchase at least Baa by Moody's or BBB by S&P, or in unrated fixed income securities determined by Alliance to be of comparable quality. In the event that the credit rating of a security held by the Alliance Quality Bond Portfolio falls below investment grade (or, in the case of unrated securities, Alliance determines that the quality of such security has deteriorated below investment grade), the Alliance Quality Bond Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of Alliance, such investment is appropriate in the circumstances. The Alliance Quality Bond Portfolio will also seek to maintain an average aggregate quality rating of its portfolio securities of at least A (Moody's and S&P). For more information concerning the bond ratings assigned by Moody's and S&P, see Appendix A.


The Alliance Quality Bond Portfolio has complete flexibility as to the types of securities in which it will invest and the relative proportions thereof, and the Alliance Quality Bond Portfolio plans to vary the proportions of its holdings of long- and short-term fixed income securities (including debt securities, convertible debt securities and U.S. Government obligations) and preferred stocks in order to reflect Alliance's assessment of prospective cyclical changes even if such action may adversely affect current income.

The Alliance Quality Bond Portfolio may invest in foreign securities. The Alliance Quality Bond Portfolio will not invest more than 20% of its total assets in securities denominated in currencies other than the U.S. dollar. See "Investment Techniques--Foreign Securities and Currencies," below. The Alliance Quality Bond Portfolio may enter into foreign currency futures contracts (and related options), forward foreign currency exchange contracts and options on foreign currencies for hedging purposes. See "Investment Techniques--Forward Foreign Currency Exchange Contracts," below.

For temporary defensive purposes, the Alliance Quality Bond Portfolio may invest in certain money market instruments. See "Investment Techniques--Certain Money Market Instruments," below.

The Alliance Quality Bond Portfolio may purchase put and call options and write covered put and call options on securities it may purchase. The Alliance Quality Bond Portfolio also intends to write covered call options for cross-hedging purposes. A call option is for cross-hedging purposes if it is designed to provide a hedge against a decline in value of another security which the Portfolio owns or has the right to acquire. See "Investment Techniques--Options," below.

Interest Rate Transactions. The Alliance Quality Bond Portfolio may seek to protect the value of its investments from interest rate fluctuations by entering into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio. The Alliance Quality Bond Portfolio may also enter into these transactions to protect against an increase in the price of securities the Portfolio anticipates purchasing at a later date. The Alliance Quality Bond Portfolio intends to use these transactions as a hedge and not as a speculative investment. Interest rate swaps involve the exchange by the Alliance Quality Bond Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

The Alliance Quality Bond Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis depending on whether it is hedging its assets or its liabilities, and will only enter into such swaps, caps and floors on a net basis, i.e., the two payment streams are netted out, with the Alliance Quality Bond Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Alliance Quality Bond Portfolio's obligations over its entitlements with respect to each interest rate swap, cap or floor will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the custodian. The Alliance Quality


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Bond Portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one NRSRO at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Alliance Quality Bond Portfolio will have contractual remedies pursuant to the agreements related to the transaction. Caps and floors are relatively recent innovations which may be illiquid.

Zero Coupon Securities. To the extent consistent with its investment objective, the Alliance Quality Bond Portfolio may invest in "zero coupon" securities, which are debt securities that have been stripped of their unmatured interest coupons, and receipts or certificates representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder during its life. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. The Alliance Quality Bond Portfolio may also invest in "pay-in-kind" debentures (i.e., debt obligations the interest on which may be paid in the form of additional obligations of the same type rather than cash) which have characteristics similar to zero coupon securities.

The Alliance Quality Bond Portfolio may invest in collateralized mortgage obligations or CMOs. See "Investment Techniques--Mortgage-Backed and Asset-Backed Securities," below. The Portfolio may purchase and sell interest rate futures contracts and options thereon and may make loans of securities with a value of up to 50% of its total assets. See "Investment Techniques--Futures," "Investment Techniques--Risk Factors in Options and Futures" and "Investment Techniques--Securities Lending," below.


ALLIANCE HIGH YIELD PORTFOLIO--INVESTMENT POLICIES

The Alliance High Yield Portfolio attempts to achieve its objective by investing primarily in a diversified mix of high yield, fixed income securities, which generally involve greater volatility of price and risk of principal and income than high quality fixed income securities.

Ordinarily, the Portfolio will invest a portion of its assets in fixed income securities which have a high current yield and that are either rated in the lower categories of NRSROs (i.e., rated Baa or lower by Moody's or BBB or lower by S&P) or are unrated. The Portfolio may also make temporary investments in money market instruments of the same type as the Alliance Money Market Portfolio. The Portfolio will not invest more than 10% of its total assets in
(i) fixed income securities which are rated lower than B3 or B- or their equivalents by one NRSRO or if unrated are of equivalent quality as determined by Alliance, and (ii) money market instruments of any entity which has an outstanding issue of unsecured debt that is rated lower than B3 or B- or their equivalents by an NRSRO or if unrated is of equivalent quality as determined by Alliance; however, this restriction will not apply to (i) fixed income securities which, in the opinion of Alliance, have similar characteristics to securities which are rated B3 or higher by Moody's or B- or higher by S&P, or
(ii) money market instruments of any entity that has an unsecured issue of outstanding debt which, in the opinion of Alliance, has similar characteristics to securities which are so rated. See Appendix B, "Description of Bond Ratings," for a description of each rating category. In the event that any securities held by the Alliance High Yield Portfolio fall below those ratings, the Portfolio will not be obligated to dispose of such securities and may continue to hold such securities if, in the opinion of Alliance, such investment is considered appropriate under the circumstances.


For the fiscal year ended December 31, 1997, the approximate percentages of the Portfolio's average assets invested in securities of each rating category, determined on a dollar weighted basis, were as follows: 10% in securities rated AAA or its equivalent, 6.8% in securities rated BB or its equivalent, 69.2% in securities rated B or its equivalent and 4% in securities rated CCC or its equivalent. Of these securities, 90% were rated by an NRSRO and 10% were unrated. All of the unrated securities were considered by the investment adviser to be of comparable quality to the Portfolio's investments rated by an NRSRO.


The Portfolio may also invest in fixed income securities which are providing high current yields because of risks other than credit, such as prepayment risks, in the case of mortgage-backed securities, or currency


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risks, in the case of non-U.S. dollar denominated foreign securities. The
Portfolio may also be invested in common stocks and other equity-type securities (such as convertible debt securities). See "Investment
Techniques--Fixed Income Securities" and "Investment Techniques--Risk Factors of Lower Rated Fixed Income Securities," below.

The Alliance High Yield Portfolio will attempt to maximize current income by taking advantage of market developments, yield disparities and variations in the creditworthiness of issuers. Substantially all of the Portfolio's investments will be income producing. The Portfolio will use various strategies in attempting to achieve its objective. The Portfolio may make secured loans of its portfolio securities without limitation. See "Investment Techniques--Securities Lending," below. In order to enhance its current return and to reduce fluctuations in net asset value, the Portfolio may write covered call and put options and may purchase call and put options on individual fixed income securities, securities indexes and foreign currencies. The Portfolio may also purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon. See "Investment Techniques--Options," "Investment Techniques--Futures," and "Risk Factors in Options and Futures," below.


INVESTMENT TECHNIQUES

The Portfolios have the flexibility to invest, within limits, in a variety of instruments designed to enhance their investment capabilities. All of the Portfolios, other than the Alliance Equity Index Portfolio, may make investments in repurchase agreements, and all of the Portfolios may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Portfolios, other than the Alliance Money Market and the Alliance Equity Index Portfolios, may write (i.e., sell) covered put and call options and buy put and call options on securities and securities indexes. The Portfolios, other than the Alliance Money Market, Alliance Equity Index and Alliance Intermediate Government Securities Portfolios, may also write covered put and call options and buy put and call options on foreign currencies. The Alliance Balanced, Alliance Common Stock, Alliance Aggressive Stock, Alliance Small Cap Growth, Alliance High Yield, Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Growth Investors, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance Growth and Income and Alliance Equity Index Portfolios may buy and sell exchange-traded financial futures contracts, and options thereon. A brief description of certain of these investment instruments and their risks appears below. More detailed information is to be found in the SAI.


MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

The Portfolios, other than the Alliance Equity Index Portfolio, may invest in mortgage-backed securities, which are mortgage loans made by banks, savings and loan institutions and other lenders that are assembled into pools, that are (i) issued by an agency of the U.S. Government (such as GNMA) whose securities are guaranteed by the U.S. Treasury, (ii) issued by an instrumentality of the U.S. Government (such as FNMA) whose securities are supported by the instrumentality's right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury, though not backed by the full faith and credit of the U.S. Government itself, or (iii) collateralized by U.S. Treasury obligations or U.S. Government agency securities. Interests in such pools are described in this prospectus as mortgage-backed securities. The Portfolios, other than the Equity Index Portfolio, may invest in (i) mortgage-backed securities, including GNMA, FNMA and FHLMC certificates, (ii) CMOs that are issued by non-governmental entities and collateralized by U.S. Treasury obligations or by U.S. Government agency or instrumentality securities, (iii) REMICs and (iv) other asset-backed securities. Other asset-backed securities (unrelated to mortgage loans) may include securities such as certificates for automobile receivables ("CARS") and credit card receivable securities ("CARDS") as well as other asset-backed securities that may be developed in the future.

The rate of return on mortgage-backed securities, such as GNMA, FNMA and FHLMC certificates and CMOs, and, to a lesser extent, asset-backed securities may be affected by early prepayment of principal on the underlying loans or receivables. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to predict with certainty the average life of a particular mortgage pool or pool of loans or receivables. Reinvestment of principal may occur at higher or lower rates than


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the original yield. Therefore, the actual maturity and realized yield on mortgage-backed securities and, to a lesser extent, asset-backed securities will vary based upon the prepayment experience of the underlying pool of mortgages or pool of loans or receivables.

The fixed rate mortgage-backed and asset-backed securities in which the Alliance Money Market Portfolio invests will have remaining maturities of less than one year. The Portfolios may also invest in floating or variable rate mortgage-backed and asset-backed securities on the same terms as they may invest in floating or variable rate notes, described below under "Certain Money Market Instruments."


CERTAIN MONEY MARKET INSTRUMENTS

All of the Portfolios may invest in money market instruments, including certificates of deposit, time deposits, bankers' acceptances, bank notes and other short-term debt obligations issued by commercial banks or savings and loan associations ("S&Ls"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions.


The Portfolios, other than the Alliance Equity Index Portfolio, may also invest in commercial paper, meaning short-term, unsecured promissory notes issued by corporations to finance their short-term credit needs. In addition, these Portfolios may invest in variable or floating rate notes. Variable and floating rate notes provide for automatic establishment of a new interest rate at fixed periodic intervals (e.g., daily or monthly) or whenever some specified interest rate changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to some other objective measure such as the U.S. Treasury bill rate. Many floating rate notes have put or demand features which allow the holder to put the note back to the issuer or the broker who sold it at certain specified times and upon notice. Floating rate notes without such a put or demand feature, or in which the notice period is greater than seven days, may be considered illiquid securities.



FIXED INCOME SECURITIES

Fixed income securities include preferred and preference stocks and all types of debt obligations of both domestic and foreign issuers (such as bonds, debentures, notes, equipment lease certificates, equipment trust certificates, conditional sales contracts, commercial paper, mortgage-backed securities and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

Corporate debt securities may bear fixed, contingent or variable rates of interest and may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer or participation based on revenues, sales or profits or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).


RISK FACTORS OF LOWER RATED FIXED INCOME SECURITIES

Fixed income investments that have a high current yield and that are either rated in the lower categories by NRSROs (i.e., Baa or lower by Moody's or BBB or lower by S&P) or are unrated but of comparable quality are known as "junk bonds" and are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in medium and lower quality bonds involves greater investment risk, achievement of a Portfolio's investment objective will be more dependent on Alliance's analysis than would be the case if that Portfolio were investing in higher quality bonds. Medium and lower quality bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. For example, a projected economic downturn or the possibility of an increase in interest rates could cause a decline in high yield bond prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals or obtain additional financing. In addition, the secondary trading market for medium and lower quality bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may


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                                                          The Hudson River Trust

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

make it more difficult for the Portfolio to value accurately certain portfolio securities. Further, as with many corporate bonds (including investment grade issues), there is the risk that certain high yield bonds containing redemption or call provisions may be called by the issuers of such bonds in a declining interest rate market, and the relevant Portfolio would then have to replace such called bonds with lower yielding bonds, thereby decreasing the net investment income to the Portfolio. Prepayment of mortgages underlying mortgage-backed securities, even though these securities will generally be rated in the higher categories of NRSROs, may also reduce their current yield and total return. However, Alliance intends to invest in these securities only when the potential benefits to a Portfolio are deemed to outweigh the risks.


REPURCHASE AGREEMENTS

In repurchase agreements, a Portfolio buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a future date. During the term of the repurchase agreement, the Portfolio's custodian retains the securities subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the securities subject to the agreement and requires the seller to deposit with the Portfolio's custodian collateral equal to any amount by which the market value of the securities subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. The creditworthiness of sellers is determined by Alliance, subject to the direction of and review by the Board of Trustees. Such transactions afford an opportunity for the Portfolio to earn a fixed rate of return on available cash at minimal market risk, although the Portfolio may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase. The staff of the SEC currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities. No Portfolio will enter into a repurchase agreement if as a result more than 15% (10% in the case of the Alliance Money Market Portfolio) of the Portfolio's net assets would be invested in "illiquid securities."


LOAN ASSIGNMENTS AND PARTICIPATIONS

The Alliance High Yield Portfolio may invest in participations and assignments of loans to corporate, governmental, or other borrowers originally made by institutional lenders or lending syndicates. These investments are subject to the same risks associated with fixed income securities generally. For example, loans to foreign governments will involve a risk that the governmental entities responsible for the repayment of the loan may be unable, or unwilling, to pay interest and repay principal when due. In addition, loan participations and assignments are often not rated and may also be less liquid than other debt interests.

Even if the loans are secured, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Also, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Portfolio could be held liable as a co-lender.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement, and the Portfolio will generally have to rely on the agent to apply appropriate credit remedies against a borrower. Consequently, loan participations may also be adversely affected by the insolvency of the lending bank or other intermediary.


FORWARD COMMITMENTS AND WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Portfolios may enter into forward commitments for the purchase or sale of securities and may purchase and sell securities on a when-issued or delayed delivery basis. Forward commitments and when- issued or delayed delivery transactions arise when securities are purchased or sold by a Portfolio with payment and delivery taking place in the future in order to secure what Alliance considers to be an advantageous price or yield to the Portfolio at the time of entering into the transaction. However, the


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                                       28
market value of such securities may be more or less than the purchase price payable at settlement. No payment or delivery is made by the Portfolio until it receives delivery or payment from the other party to the transaction. When a Portfolio engages in forward commitments or when-issued or delayed delivery transactions, the Portfolio relies on the other party to consummate the transaction. Failure to consummate the transaction may result in the Portfolio missing the opportunity of obtaining an advantageous price or yield. Forward commitments and when-issued and delayed delivery transactions are generally expected to settle within four months from the date the transactions are entered into, although the Portfolio may close out its position prior to the settlement date. The Portfolio's custodian will maintain, in a segregated account of the Portfolio, liquid assets having a value equal to or greater than the Portfolio's purchase commitments; the custodian will likewise segregate securities sold under a forward commitment or on a delayed delivery basis. A Portfolio will sell on a forward settlement basis only securities it owns or has the right to acquire.


OPTIONS

The Portfolios, other than the Alliance Money Market and Alliance Equity Index Portfolios, may write (sell) covered put and call options and buy put and call options, including options relating to individual securities and securities indexes. The Portfolios, other than the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may also write covered put and call options and buy put and call options on foreign currencies.

A call option is a contract that gives to the holder the right to buy a specified amount of the underlying security at a fixed or determinable price (called the exercise or strike price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security at a fixed or determinable price upon exercise of the option. In the case of index options, exercises are settled through the payment of cash rather than the delivery of property. A call option on a security will be considered covered, for example, if the Portfolio holds the security upon which the option is written. The Portfolios may write call options on securities or securities indexes for the purpose of increasing their return or to provide a partial hedge against a decline in the value of their portfolio securities or both. The Portfolios may write put options on securities or securities indexes in order to earn additional income or (in the case of put options written on individual securities) to purchase the underlying security at a price below the current market price. If a Portfolio writes an option which expires unexercised or is closed out by the Portfolio at a profit, it will retain all or part of the premium received for the option, which will increase its gross income. If the option is exercised, the Portfolio will be required to sell or purchase the underlying security at a disadvantageous price, or, in the case of index options, deliver an amount of cash, which loss may only be partially offset by the amount of premium received. Each of the Portfolios noted above may also purchase put or call options on securities and securities indexes in order to hedge against changes in interest rates or stock prices which may adversely affect the prices of securities that the Portfolio wants to purchase at a later date, to hedge its existing investments against a decline in value, or to attempt to reduce the risk of missing a market or industry segment advance. In the event that the expected changes in interest rates or stock prices occur, the Portfolio may be able to offset the resulting adverse effect on the Portfolio by exercising or selling the options purchased. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise or liquidation of the option. Unless the price of the underlying security or level of the securities index changes by an amount in excess of the premium paid, the option may expire without value to the Portfolio. See "Risk Factors in Options and Futures," below.


Options purchased or written by the Portfolios may be traded on the national securities exchanges or negotiated with a dealer. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, such options are subject to the risk that the counterparty may fail to meet its obligations to the Fund, and it may be difficult to enter into closing transactions with respect to such options. Such options, and the securities used as "cover" for such options, may be considered illiquid securities.


In instances in which a Portfolio has entered into agreements with primary dealers with respect to the over-the-counter options it has written, and such agreements would enable the Portfolio to have an


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                                                          The Hudson River Trust


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

absolute right to repurchase at a pre-established formula price the over-the-counter option written by it, the Portfolio would treat as illiquid securities only the amount equal to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.


The Portfolios, except the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. Such investment strategies will be used as a hedge and not for speculation. As in the case of other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies may be traded on the national securities exchanges or in the over-the-counter market. As described above, options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, such options are subject to the risk that the counterparty may fail to meet its obligations to the Fund, and it may be difficult to enter into closing transactions with respect to options traded over-the-counter.


FUTURES

The Alliance High Yield, Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Growth Investors, Alliance Intermediate Government Securities, Alliance Balanced and Alliance Quality Bond Portfolios may each purchase and sell futures contracts and related options on debt securities and on indexes of debt securities to hedge against anticipated changes in interest rates that might otherwise have an adverse effect on the value of their assets or assets they intend to acquire. In addition, each Portfolio listed above (except the Alliance Intermediate Government Securities and Alliance Quality Bond Portfolios) as well as the Alliance Common Stock, Alliance Aggressive Stock, Alliance Small Cap Growth and Alliance Growth and Income Portfolios may purchase and sell stock index futures contracts and related options to hedge the equity portion of its assets or equity assets it intends to acquire with regard to market risk (as distinguished from stock-specific risk). In the case of the Alliance Equity Index Portfolio, futures contracts and related options on the S&P 500 Index may be purchased in order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error. As described below under "Foreign Securities and Currencies," the Alliance High Yield, Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Growth Investors, Alliance Balanced, Alliance Common Stock, Alliance Aggressive Stock, Alliance Small Cap Growth, Alliance Quality Bond and Alliance Growth and Income Portfolios may each enter into futures contracts and related options on foreign currencies in order to limit its exchange rate risk. All futures contracts and related options will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). All of the Portfolios, except the Alliance Money Market Portfolio, may enter into futures contracts and buy and sell related options without limitation, except as noted below. Pursuant to regulations of the CFTC which provide an exemption from registration as a commodity pool operator, a Portfolio will not purchase or sell futures contracts or options on futures contracts unless either (i) the futures contracts or options thereon are for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (ii) the sum of amounts of initial margin deposits and premiums required to establish non-hedging positions would not exceed 5% of the Portfolio's liquidation value. In addition, the contract value of futures contracts purchased by the Alliance Equity Index Portfolio plus the contract value of futures contracts underlying call options purchased by the Alliance Equity Index Portfolio will not exceed 20% of the Alliance Equity Index Portfolio's total assets. When a Portfolio purchases or sells a futures contract or writes a put or call option on a futures contract, the Portfolio will segregate with its custodian liquid assets (less any related margin deposits) equal to the cost of the futures contract it intends to sell or purchase to insure that such futures positions are not leveraged, or may otherwise cover such positions.


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

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

All the Portfolios, except the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may enter into contracts for the purchase or sale of a specific currency at a future date at a price set at the time of the contract.

Generally, such forward contracts will be for a period of less than three months. The Portfolios will enter into forward contracts for hedging purposes only. These transactions will include forward purchases or sales of foreign currencies for the purpose of protecting the U.S. dollar value of securities denominated in a foreign currency or protecting the U.S. dollar equivalent of interest or dividends to be paid on such securities. Forward contracts are traded in the inter-bank market, and not on organized commodities or securities exchanges.


RISK FACTORS IN OPTIONS AND FUTURES

To the extent a hedging transaction is effective, it will protect the value of the securities or currencies which are hedged but may reduce or eliminate the potential for gain. The effectiveness of a hedge depends, among other things, on the correlation between the price movements of the hedging vehicle and the hedged items, but these correlations generally are imperfect. A hedging transaction may produce a loss as a result of such imperfect correlations or for other reasons. The risks of trading futures contracts also include the risks of inability to effect closing transactions or to do so at favorable prices; consequently, losses from investing in futures contracts are potentially unlimited. The risks of option trading include possible loss of the entire premium on purchased options and inability to effect closing transactions at favorable prices. The extent to which a Portfolio can benefit from investments involving options and futures contracts may also be limited by various tax rules. Favorable results from options and futures transactions may depend on the investment adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors.


FOREIGN SECURITIES AND CURRENCIES


All of the Portfolios, except the Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may invest in foreign securities. For these purposes, "foreign securities" are securities of foreign issuers that are not traded in U.S. markets. Each of the Portfolios, except the Alliance Intermediate Government Securities Portfolio, may invest in American depositary receipts and securities of foreign issuers that are traded in U.S. markets. These securities may involve certain of the risks described below for foreign securities.


Investments in foreign securities may involve a higher degree of risk because of limited publicly available information, non-uniform accounting, auditing and financial standards, reduced levels of government regulation of foreign securities markets, difficulties and delays in transaction settlements, lower liquidity and greater volatility, withholding or confiscatory taxes, changes in currency exchange rates, currency exchange control regulations and restrictions on and the costs associated with the exchange of currencies and expropriation, nationalization or other adverse political or economic developments. It may also be more difficult to obtain and enforce a judgment against a foreign issuer or enterprise and there may be difficulties in effecting the repatriation of capital invested abroad. In addition, banking, securities and other business operations abroad may not be subject to regulation as rigorous as that applicable to similar activities in the United States. Further, there may be restrictions on foreign investment in some countries. Special tax considerations apply to foreign securities, and foreign brokerage commissions and other fees are generally higher than in the United States.

The Portfolios may buy and sell foreign currencies principally for the purpose of preserving the value of foreign securities or in anticipation of purchasing foreign securities.


SECURITIES LENDING

For purposes of realizing additional income, each Portfolio may lend securities with a value of up to 50% of its total assets to broker-dealers approved by the Board of Trustees. In addition, the Alliance High


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                                                          The Hudson River Trust

Yield and Alliance Intermediate Government Securities Portfolios may each make secured loans of its portfolio securities without restriction. Any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by Alliance to be of good standing and will not be made unless, in the judgment of Alliance, the consideration to be earned from such loans would justify the risk.


PORTFOLIO TURNOVER

Portfolio turnover rates are set forth under "Financial Highlights." These rates of portfolio turnover may be greater than those of most other investment companies. A high rate of portfolio turnover involves correspondingly greater brokerage and other expenses than a lower rate, which must be borne by the Portfolio.


CERTAIN INVESTMENT RESTRICTIONS

The following restrictions apply to all of the Portfolios, unless otherwise stated, and are fundamental. Unless permitted by law, they will not be changed for any Portfolio without a vote of that Portfolio's shareholders. Additional investment restrictions appear in the SAI.

The Alliance High Yield and Alliance Intermediate Government Securities Portfolios may make secured loans of portfolio securities or cash without limitation. None of the other Portfolios will make loans, except that each such Portfolio may make loans of portfolio securities not exceeding 50% of the value of that Portfolio's total assets. This restriction does not prevent a Portfolio from purchasing debt obligations in which a Portfolio may invest consistent with its investment policies, or from buying government obligations, short-term commercial paper or publicly traded debt, including bonds, notes, debentures, certificates of deposit, and equipment trust certificates, nor does this restriction apply to loans made under insurance policies or through entry into repurchase agreements to the extent they may be viewed as loans.

Each Portfolio, except as noted below, elects not to "concentrate" investments in an industry, as that concept is defined under applicable federal securities laws. In general, this means that no Portfolio will make an investment in an industry if that investment would make the Portfolio's holdings in that industry exceed 25% of the Portfolio's total assets. However, this restriction does not apply to investments by the Alliance Money Market Portfolio in certificates of deposit or securities issued and guaranteed by domestic banks. Furthermore, the U.S. Government, its agencies and instrumentalities are not considered members of any industry for purposes of this restriction.

Each Portfolio intends to be "diversified," as that term is defined under applicable federal securities laws. In general, this means that no Portfolio will make an investment unless, when considering all its other investments, 75% of the value of the Portfolio's assets would consist of cash, cash items, U.S. Government securities, securities of other investment companies and other securities. For the purposes of this restriction, "other securities" are limited for any one issuer to not more than 5% of the value of the Portfolio's total assets and to not more than 10% of the issuer's outstanding voting securities.

As a matter of operating policy, except as noted below, the Alliance Money Market Portfolio will invest no more than 5% of the value of its total assets, at the time of acquisition, in the securities of any one issuer, other than obligations of the U.S. Government, its agencies and instrumentalities. However, the Alliance Money Market Portfolio may invest up to 25% of the value of its total assets in First Tier Securities (as defined in Rule 2a-7 under the Investment Company Act of 1940) of a single issuer for a period of up to three business days after the purchase of such securities. The Alliance Money Market Portfolio will also not (i) invest more than 5% of the value of its total assets, at time of acquisition, in Second Tier Securities (as defined in Rule 2a-7 under the Investment Company Act of 1940) or (ii) invest more than the greater of 1% of the value of the Portfolio's total assets or $1,000,000, at the time of acquisition, in Second Tier Securities of a single issuer.


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                                       32

MANAGEMENT OF THE TRUST

THE BOARD OF TRUSTEES

The Board of Trustees is responsible for the management of the business and affairs of the Trust as provided in the laws of the Commonwealth of Massachusetts and the Trust's Agreement and Declaration of Trust and By-laws.


THE INVESTMENT ADVISER

Alliance, the main office of which is located at 1345 Avenue of the Americas, New York, New York 10105, serves as investment adviser to the Trust pursuant to an investment advisory agreement, relating to each of the Portfolios, between the Trust and Alliance. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable.

Alliance is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act"). Alliance, a leading international investment adviser, acts as an investment adviser to various separate accounts and general accounts of Equitable and other affiliated insurance companies. Alliance also provides investment advisory and management services to other investment companies and to endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

Alliance manages the day-to-day investment operations of the Trust and exercises responsibility for the investment and reinvestment of the Trust's assets. Alliance provides, without charge, personnel to the Trust to render such clerical, administrative and other services, other than investor services or accounting services, as the Trust may request.

The advisory fee payable by the Trust is at the following annual percentages of the value of each Portfolio's daily average net assets:



                                                       FIRST          NEXT          NEXT          NEXT
                                                   $750 MILLION   $750 MILLION   $1 BILLION   $2.5 BILLION    THEREAFTER
                                                  -------------- -------------- ------------ -------------- -------------
Alliance International ..........................      0.900%         0.825%        0.800%        0.780%        0.770%
Alliance Global .................................      0.675%         0.600%        0.550%        0.530%        0.520%
Alliance Aggressive Stock .......................      0.625%         0.575%        0.525%        0.500%        0.475%
Alliance Common Stock ...........................      0.475%         0.425%        0.375%        0.355%        0.345%*
Alliance Growth and Income ......................      0.550%         0.525%        0.500%        0.480%        0.470%
Alliance Small Cap Growth .......................      0.900%         0.850%        0.825%        0.800%        0.775%
Alliance Growth Investors .......................      0.550%         0.500%        0.450%        0.425%        0.400%
Alliance Balanced ...............................      0.450%         0.400%        0.350%        0.325%        0.300%
Alliance Conservative Investors .................      0.475%         0.425%        0.375%        0.350%        0.325%
Alliance High Yield .............................      0.600%         0.575%        0.550%        0.530%        0.520%
Alliance Quality Bond ...........................      0.525%         0.500%        0.475%        0.455%        0.445%
Alliance Intermediate Government Securities .....      0.500%         0.475%        0.450%        0.430%        0.420%
Alliance Equity Index ...........................      0.325%         0.300%        0.275%        0.255%        0.245%
Alliance Money Market ...........................      0.350%         0.325%        0.300%        0.280%        0.270%

* On assets in excess of $10 billion, the management fee for the Alliance Common Stock Portfolio is reduced to 0.335% of average daily net assets.


THE PORTFOLIO MANAGERS

THE ASSET ALLOCATION SERIES
---------------------------


ALLIANCE CONSERVATIVE INVESTORS, ALLIANCE BALANCED AND ALLIANCE GROWTH INVESTORS PORTFOLIOS

Robert G. Heisterberg has been the person principally responsible for the Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios' investment programs since February 12, 1996. Mr. Heisterberg, a Senior Vice President of Alliance and Global Economic Policy Analysis, has been associated with Alliance since 1977.


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                                                          The Hudson River Trust

THE EQUITY SERIES
-----------------


ALLIANCE GROWTH AND INCOME PORTFOLIO


Paul Rissman and W. Theodore Kuck have been the persons principally responsible for the Alliance Growth and Income Portfolio's investment program, Mr. Rissman since 1996 and Mr. Kuck since the Portfolio's inception. Mr. Rissman, a Senior Vice President of Alliance, has been associated with Alliance since 1989. Mr. Kuck, a Vice President of Alliance, has been associated with Alliance since 1971.*



ALLIANCE EQUITY INDEX PORTFOLIO


Judith A. DeVivo has been the person principally responsible for the Alliance Equity Index Portfolio's investment program since its inception. Ms. DeVivo, a Vice President of Alliance, has been associated with Alliance since 1970.



ALLIANCE COMMON STOCK PORTFOLIO

Tyler J. Smith has been the person principally responsible for the Alliance Common Stock Portfolio's investment program since 1977. Mr. Smith, a Senior Vice President of Alliance, has been associated with Alliance since 1970.*


ALLIANCE GLOBAL AND ALLIANCE INTERNATIONAL PORTFOLIOS



Bruce Calvert and Ronald L. Simcoe have been the persons principally responsible for the Alliance Global Portfolio's investment program, Mr. Calvert since 1998 and Mr. Simcoe since 1988; and the Alliance International Portfolio's investment program, Mr. Calvert since 1998 and Mr. Simcoe since its inception. Mr. Calvert, the Vice Chairman and Chief Investment Officer of Alliance, has been associated with Alliance since 1973. Mr. Simcoe, a Vice President of Alliance, has been associated with Alliance since 1978.*




ALLIANCE AGGRESSIVE STOCK PORTFOLIO


Alden M. Stewart and Randall E. Haase have been the persons principally responsible for the Alliance Aggressive Stock Portfolio's investment program since 1993. Mr. Stewart, an Executive Vice President of Alliance, has been associated with Alliance since 1970.* Mr. Haase, a Senior Vice President of Alliance, has been associated with Alliance since 1988.*




ALLIANCE SMALL CAP GROWTH PORTFOLIO

Michael F. Gaffney has been the person principally responsible for the Alliance Small Cap Growth Portfolio's investment program since its inception. Mr. Gaffney, a Senior Vice President of Alliance, has been associated with Alliance since 1987.*



THE FIXED INCOME SERIES
-----------------------



ALLIANCE MONEY MARKET PORTFOLIO


Raymond J. Papera has been the person principally responsible for the Alliance Money Market Portfolio's investment program since 1990. Mr. Papera, a Senior Vice President of Alliance, has been associated with Alliance since 1990.*

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO


Patricia J. Young and Jeffrey S. Phlegar have been the persons principally responsible for the Alliance Intermediate Government Securities Portfolio's investment program, Ms. Young since 1995 and Mr. Phlegar since 1997. Ms. Young, a Senior Vice President of Alliance, has been associated with Alliance since 1992. Mr. Phlegar, a Senior Vice President of Alliance, has been associated with Alliance since 1988.



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                                       34

ALLIANCE QUALITY BOND PORTFOLIO



Matthew Bloom has been the person principally responsible for the Alliance Quality Bond Portfolio's investment program since 1995. Mr. Bloom, a Senior Vice President of Alliance, has been associated with Alliance since 1989.



ALLIANCE HIGH YIELD PORTFOLIO



Wayne C. Tappe has been the person principally responsible for the Alliance High Yield Portfolio's investment program since 1995. Mr. Tappe, a Senior Vice President of Alliance, has been associated with Alliance since 1987.*


----------------
* Prior to July 22, 1993, with Equitable Capital Management Corporation ("Equitable Capital"). On that date Alliance acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.


THE TRUST'S EXPENSES



The Trust pays all of its operating expenses not specifically assumed by Alliance. The expenses borne by the Trust include or could include taxes; brokerage commissions; interest charges; securities lending fees; fees and expenses of the registration or qualification of a Portfolio's securities under federal or state securities laws; fees of the Portfolio's custodian, transfer agent, independent accountants and legal counsel; all expenses of shareholders' and trustees' meetings; all expenses of the preparation, typesetting, printing and mailing to existing shareholders of prospectuses, prospectus supplements, statements of additional information, proxy statements, and annual and semi-annual reports; any proxy solicitor's fees and expenses; costs of fidelity bonds and Trustees' liability insurance premiums as well as extraordinary expenses such as indemnification payments or damages awarded in litigation or settlements made; any membership fees of the Investment Company Institute and similar organizations; costs of maintaining the Trust's corporate existence and the compensation of Trustees who are not directors, officers, or employees of Alliance or its affiliates. The following table, reflecting the Trust's estimated expenses, is based on information for the year ended December 31, 1997 and has been restated to reflect (i) the fees that would have been paid to Alliance if the present advisory agreement had been in effect as of January 1, 1997 and (ii) estimated accounting expenses for the year ended December 31, 1997.





                                                                          ALLIANCE                                 ALLIANCE
                              ALLIANCE                      ALLIANCE       GROWTH       ALLIANCE      ALLIANCE       SMALL
                            CONSERVATIVE      ALLIANCE       GROWTH         AND          EQUITY        COMMON         CAP
                              INVESTORS       BALANCED     INVESTORS       INCOME        INDEX         STOCK        GROWTH
TYPE OF EXPENSE               PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
------------------------   --------------   -----------   -----------   -----------   -----------   -----------   ----------
Investment Advisory
 Fees ..................         0.48%          0.42%         0.52%         0.55%         0.32%         0.37%         0.90%
Other Expenses .........         0.07%          0.05%         0.05%         0.04%         0.04%         0.03%         0.05%
                                 ----           ----          ----          ----          ----          ----          ----
Total Expenses .........         0.55%          0.47%         0.57%         0.59%         0.36%         0.40%         0.95%
                                 ====           ====          ====          ====          ====          ====          ====


                                                                 ALLIANCE
                                       ALLIANCE     ALLIANCE   INTERMEDIATE    ALLIANCE    ALLIANCE
                           ALLIANCE   AGGRESSIVE     MONEY      GOVERNMENT     QUALITY       HIGH       ALLIANCE
                            GLOBAL       STOCK       MARKET     SECURITIES       BOND       YIELD     INTERNATIONAL
TYPE OF EXPENSE           PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO
------------------------ ----------- ------------ ----------- -------------- ----------- ----------- --------------
Investment Advisory
 Fees ..................     0.65%        0.54%       0.35%         0.50%        0.53%       0.60%         0.90%
Other Expenses .........     0.08%        0.03%       0.04%         0.06%        0.05%       0.04%         0.18%
                             ----         ----        ----          ----         ----        ----          ----
Total Expenses .........     0.73%        0.57%       0.39%         0.56%        0.58%       0.64%         1.08%
                             ====         ====        ====          ====         ====        ====          ====



--------------------------------------------------------------------------------
                                                          The Hudson River Trust

Actual investment advisory fees, other expenses and total expenses for the year ended December 31, 1997 were as follows:




                                                                          ALLIANCE                                  ALLIANCE
                              ALLIANCE                      ALLIANCE       GROWTH       ALLIANCE      ALLIANCE       SMALL
                            CONSERVATIVE      ALLIANCE       GROWTH         AND          EQUITY        COMMON         CAP
                              INVESTORS       BALANCED     INVESTORS       INCOME        INDEX         STOCK         GROWTH
TYPE OF EXPENSE               PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO*
------------------------   --------------   -----------   -----------   -----------   -----------   -----------   -----------
Investment Advisory
 Fees ..................         0.50%          0.40%         0.52%         0.55%         0.33%         0.36%         0.90%
Other Expenses .........         0.07%          0.05%         0.05%         0.03%         0.04%         0.03%         0.05%
                                 ----           ----          ----          ----          ----          ----          ----
Total Expenses .........         0.57%          0.45%         0.57%         0.58%         0.37%         0.39%         0.95%
                                 ====           ====          ====          ====          ====          ====          ====


                                                                 ALLIANCE
                                       ALLIANCE     ALLIANCE   INTERMEDIATE    ALLIANCE    ALLIANCE
                           ALLIANCE   AGGRESSIVE     MONEY      GOVERNMENT     QUALITY       HIGH       ALLIANCE
                            GLOBAL       STOCK       MARKET     SECURITIES       BOND       YIELD     INTERNATIONAL
TYPE OF EXPENSE           PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO
------------------------ ----------- ------------ ----------- -------------- ----------- ----------- --------------
Investment Advisory
 Fees ..................     0.61%        0.51%       0.36%         0.50%        0.53%       0.59%         0.90%
Other Expenses .........     0.08%        0.03%       0.03%         0.05%        0.04%       0.03%         0.18%
                             ----         ----        ----          ----         ----        ----          ----
Total Expenses .........     0.69%        0.54%       0.39%         0.55%        0.57%       0.62%         1.08%
                             ====         ====        ====          ====         ====        ====          ====

----------
* Annualized expenses for the period May 1, 1997 to December 31, 1997.



TRANSACTIONS WITH AFFILIATES

In December 1984, Equitable acquired Donaldson, Lufkin & Jenrette, Inc. ("DLJ"). A DLJ subsidiary, Donaldson, Lufkin & Jenrette Securities Corporation, is one of the nation's largest investment banking and securities firms. Another DLJ subsidiary, Autranet, Inc., is a securities broker that markets independently originated research to institutions. Through the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation, DLJ supplies security execution and clearance services to financial intermediaries including broker-dealers and banks. To the extent permitted by law, the Trust may engage in securities and other transactions with the above entities or may invest in shares of the investment companies with which those entities have affiliations. The Investment Company Act generally prohibits the Trust from engaging in securities transactions with DLJ or its affiliates, as principal, unless pursuant to an exemptive order from the SEC. The Trust may apply for such exemptive relief. The Trust has adopted procedures, prescribed by Section 17(e)(2)(A) of the Investment Company Act and Rule 17e-1 thereunder, which are reasonably designed to provide that any commissions it pays to DLJ or its affiliates do not exceed the usual and customary broker's commission. In addition, the Trust will adhere to Section 11(a) of the Securities Exchange Act of 1934 and any applicable rules thereunder governing floor trading. The Trust has adopted procedures permitting it to purchase securities, under certain restrictions prescribed by an SEC rule, in a public offering in which DLJ or an affiliate is an underwriter.

YEAR 2000

Many computer software systems in use today cannot properly process date-related information relating to periods from and after January 1, 2000. Should any of the computer systems employed by the Trust's major service providers fail to process this type of information properly, that could have a negative impact on the Trust's operations and services that are provided to the Trust's shareholders. Alliance has advised the Trust that it is reviewing all of its computer systems with the goal of modifying or replacing such systems prior to January 1, 2000, to the extent necessary to foreclose any such negative impact. In addition, Alliance has been advised by the Trust's custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this prospectus, the Trust and Alliance have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio securities held by the Trust may be adversely affected by the inability of the securities' issuers or of third parties to process this type of information properly.



--------------------------------------------------------------------------------
The Hudson River Trust

DESCRIPTION OF THE TRUST'S SHARES


CHARACTERISTICS

The Board of Trustees has authority to issue an unlimited number of shares of beneficial interest, without par value. The Trust is divided into fourteen portfolios, each of which has Class IA and Class IB shares. The Board of Trustees may establish additional Portfolios and additional classes of shares. Each share of each class of a Portfolio shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters on which such shares (or class of shares) shall be entitled to vote. Shareholders of each Portfolio vote together on any matter, except to the extent otherwise required by the Investment Company Act, or when the Board of Trustees of the Trust have determined that the matter affects only the interest of shareholders of one or more classes, in which case only the shareholders of such class or classes shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to each Portfolio if acted upon as provided in Rule 18f-2 under the Investment Company Act, or any successor rule, and in the Trust's Agreement and Declaration of Trust. The Trust is not required to hold annual shareholder meetings, but special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory agreement.

Under the Trust's multi-class system, shares of each class of a Portfolio represent equal pro rata interests in the assets of that Portfolio and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class shall have a different designation; (2) each class of shares shall bear its "Class Expenses"; (3) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (4) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (5) each class may have separate exchange privileges, although exchange privileges are not currently contemplated; and (6) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as "Class Expenses" by the Trust's Board of Trustees under the plan pursuant to Rule 18f-3 are currently limited to payments to the Distributor pursuant to the Distribution Plan for Class IB shares.


PURCHASE AND REDEMPTION

EQ Financial Consultants, Inc., formerly Equico Securities, Inc. ("EQ Financial"), a wholly-owned subsidiary of Equitable, is the principal underwriter of the Class IA shares of the Trust. EQ Financial's address is 1755 Broadway, New York, New York 10019. The Trust will offer and sell its shares without a sales charge, at each Portfolio's net asset value per share. The price at which a purchase is effected is based on the next calculation of net asset value after an order is placed by an insurance company investing in the Trust. Net asset value per share is calculated for purchases and redemption of shares of each Portfolio by dividing the value of total Portfolio assets, less liabilities (including Trust expenses, which are accrued daily), by the total number of shares of that Portfolio outstanding. The net asset value per share of each Portfolio is determined each business day at 4:00 p.m. Eastern time. Values are not calculated on national business holidays.

All shares may be redeemed in accordance with the Trust's Agreement and Declaration of Trust and By-Laws. Shares will be redeemed at their net asset value. Sales and redemptions of shares of the same class by the same shareholder on the same day will be netted. All redemption requests will be processed and payment with respect thereto will be made within seven days after tenders.

The Trust may also suspend redemption, if permitted by the Investment Company Act, for any period during which the New York Stock Exchange is closed or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemption may also be suspended during other periods permitted by the SEC for the protection of the Trust's shareholders.


HOW ASSETS ARE VALUED

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of each Portfolio are generally valued as follows, as further described in the SAI:


--------------------------------------------------------------------------------
                                                          The Hudson River Trust

    o Stocks and debt securities which mature in more than 60 days are valued on the basis of market quotations.

    o Foreign securities not traded directly, or in American Depositary Receipt or similar form, in the United States are valued at representative quoted prices in the currency of the country of origin. Foreign currency amounts are translated into U.S. dollars at the bid price last quoted by a composite list of major U.S. banks.

    o Short-term debt securities in the Portfolios other than the Alliance Money Market Portfolio which mature in 60 days or less are valued at amortized cost, which approximates market value. Securities held in the Alliance Money Market Portfolio are valued at prices based on equivalent yields or yield spreads.

    o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the Valuation Committee of the Board of Trustees using its best judgment.


DIVIDENDS, DISTRIBUTIONS AND TAXES

Under current federal income tax law, the Trust believes that each Portfolio is entitled, and the Trust intends that each Portfolio shall qualify each year and elect, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). As a regulated investment company, a Portfolio will not be subject to federal tax on its net investment income and net realized capital gains to the extent such income and gains are timely distributed to its insurance company shareholders. Accordingly, each Portfolio intends to distribute all of its net investment income and net realized capital gains to its shareholders. An insurance company which is a shareholder of a Portfolio will generally not be taxed on distributions from that Portfolio. All dividend distributions will be reinvested in full and fractional shares of the Portfolio to which they relate.


Although the Trust intends that it and the Portfolios will be operated so that they will have no federal income or excise tax liability, if any such liability is nevertheless incurred, the investment performance of the Portfolio or Portfolios incurring such liability will be adversely affected. In addition, Portfolios investing in foreign securities and currencies may be subject to foreign taxes which could reduce the investment performance of such Portfolios.


In addition to meeting investment diversification rules applicable to regulated investment companies under Subchapter M of the Internal Revenue Code, because the Trust funds certain types of Contracts, each Portfolio is also subject to the investment diversification requirements of Subchapter L of the Internal Revenue Code. Were any Portfolio to fail to comply with those requirements, owners of Contracts (other than "pension plan contracts") funded through the Trust would be taxed immediately on the accumulated investment earnings under their Contracts and would thereby lose any benefit of tax deferral. Compliance is therefore carefully monitored by the investment adviser.

Certain additional tax information appears in the SAI.

For more information regarding the tax implications for owners of Contracts investing in the Trust, refer to the prospectuses for those products.


INVESTMENT PERFORMANCE

Each Portfolio may illustrate in advertisements or sales materials its average annual total return, which is the rate of growth of the Portfolio that would be necessary to achieve the ending value of an investment kept in the Portfolio for the period specified and is based on the following assumptions: (1) all dividends and distributions by the Portfolio are reinvested in shares of the Portfolio at net asset value, and (2) all recurring fees are included for applicable periods.

Each Portfolio may also illustrate in advertisements or sales materials its cumulative total return for several time periods throughout the Portfolio's life based on an assumed initial investment of $1,000. Any such cumulative total return for each Portfolio will assume the reinvestment of all income dividends and capital gains distributions for the indicated periods and will include all recurring fees.


-------------------------------------------------------------------------------
The Hudson River Trust

The Alliance Money Market Portfolio may illustrate in advertisements or sales materials its yield and effective yield. The Portfolio's yield refers to income generated by an investment in the Portfolio over a 7-day period, expressed as an annual percentage rate. The Alliance Money Market Portfolio's effective yield is calculated similarly but assumes that income earned from the investment is reinvested. The Portfolio's effective yield will be slightly higher than its yield because of the compounding effect of this assumed reinvestment.


The Alliance Intermediate Government Securities, Alliance Quality Bond and Alliance High Yield Portfolios each may illustrate in advertisements or sales materials its yield based on a recent 30-day period, which reflects the income per share earned by that Portfolio's investments. The yield is calculated by dividing that Portfolio's net investment income per share during that period by the net asset value on the last day of that period and annualizing the result.


These performance figures are based on historical earnings and are not intended to indicate future performance. Nor do they reflect fees and charges imposed under the Contracts, which fees and charges will reduce such performance figures; therefore, these figures may be of limited use for comparative purposes. No Portfolio will use information concerning its investment performance in advertisements or sales materials unless appropriate information concerning the relevant separate account is also included.
































--------------------------------------------------------------------------------
                                                          The Hudson River Trust

                                   APPENDIX A


DESCRIPTION OF BOND RATINGS

Bonds are considered to be "investment grade" if they are in one of the top four ratings.

S&P's ratings are as follows:

    o Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

    o Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

    o Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

    o Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

    o Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

    o The rating C1 is reserved for income bonds on which no interest is being paid.

    o Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.


Moody's ratings are as follows:

    o Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    o Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

    o Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

    o Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


--------------------------------------------------------------------------------
                                                          The Hudson River Trust

    o Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


    o Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


    o Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


    o Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.


    o Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its rating category.






























--------------------------------------------------------------------------------
The Hudson River Trust

                                  APPENDIX B


PERFORMANCE INFORMATION

The following tables provide performance results for The Hudson River Trust Portfolios (except for the Alliance Small Cap Growth Portfolio), net of investment management fees and direct operating expenses of the Trust, together with comparative benchmarks, including both unmanaged market indexes and universes of managed portfolios. The unmanaged market indexes do not reflect any asset-based charges for investment management or other expenses, which are inapplicable to these benchmarks. The rates of return shown for the Portfolios are not an estimate or guarantee of future investment performance and do not take into account charges applicable to the Contracts or imposed at the separate account level. The ultimate change in Contract values will depend not only on the performance of the Portfolios at the underlying Trust level, but also on the insurance and administrative charges, applicable sales charges, and the mortality and expense risk charge applicable under such Contracts. These Contract charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

The Lipper averages are contained in Lipper's survey of the performance of a large number of mutual funds. This survey is published by Lipper Analytical Services, Inc., a firm recognized for its reporting of performance of actively managed funds. According to Lipper, performance data are presented net of investment management fees, direct operating expenses and, for funds with Rule 12b-1 plans, asset-based sales charges. Performance data for funds which assess sales charges in other ways do not reflect deductions for sales charges. Performance data shown for the Portfolios does not reflect deduction for sales charges (which are assessed at the policy level). This means that to the extent that asset-based sales charges deducted by some funds have lowered the Lipper averages, the performance data shown for the Portfolios appears relatively more favorable than the performance data for the Lipper averages.

The performance results presented below are based on Portfolio percent changes in net asset values with dividends and capital gains reinvested. Similarly, the market indexes have been adjusted, where necessary, to reflect the benefit of reinvestment of income, dividends and capital gains. Cumulative rates of return reflect performance over a stated period of time. Annualized rates of return represent the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period.

From time to time the Trust and/or its shareholders may include in reports or in advertising material descriptions of general economic and market conditions affecting the Trust and/or its shareholders and may compare the performance of the Trust's Portfolios with (1) that of other insurance company separate accounts, if appropriate, or mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) other appropriate indices of investment securities and averages for peer universes of funds which are described in this prospectus, or (3) data developed by the Trust and/or its shareholders derived from such indices or averages.


Each Portfolio's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. which ranks mutual funds on the basis of historical risk and total return. Morningstar rankings are calculated using the mutual fund's average annual return for certain periods and a risk factor that reflects the mutual fund's performance relative to three-month Treasury bill monthly returns. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a mutual fund as a weighted average for 3-, 5- and 10-year periods. If the fund scores in the top 10% of its class it receives 5 stars; if it falls in the next 22.5% it receives 4 stars; a place in the middle 35% earns it 3 stars; those in the next 22.5% receive 2 stars; and the bottom 10% get 1 star.


The Lehman Treasury Bond Index ("Lehman Treasury") represents an unmanaged group of securities consisting of all currently offered public obligations of the U.S. Treasury intended for distribution in the domestic market.

The Standard and Poor's 500 Composite Stock Price Index ("S&P 500") represents an unmanaged weighted index of 500 industrial, transportation, utility, and financial companies, widely regarded by investors as representative of the stock market.


--------------------------------------------------------------------------------
                                                          The Hudson River Trust

The Lehman Government/Corporate Bond Index ("Lehman Gov't Corp.") represents an unmanaged group of securities widely regarded by investors as representative of the bond market.

The Value Line Convertible Index is comprised of 585 of the most actively traded convertible bonds and preferred stocks on an unweighted basis.


The Morgan Stanley Capital International World Index ("MSCI World") is an arithmetic, market value-weighted average of the performance of over 1,300 securities listed on the stock exchanges of twenty foreign countries and the United States.


The Morgan Stanley Capital International EAFE Index ("MSCI EAFE") is a market capitalization weighted equity index composed of a sample of companies representative of the market structure of Europe, Australia and the Far East.

The Standard & Poor's MidCap 400 Index ("S&P 400") represents an unmanaged weighted index of 400 domestic stocks chosen for market size (median market capitalization of about $610 million), liquidity, and industry group representation.


The Russell 2000 Index consists of the smallest 2,000 securities in the Russell 3000 Index. (The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.) The Russell 2000 Index, widely regarded in the industry as the premier measure of small capitalization stocks, represents approximately 11% of the Russell 3000 Index total market capitalization. The Russell 2000 Growth Index ("Russell 2000 Growth") consists of that half of the 2,000 smallest of the 3,000 largest capitalization U.S. companies that has higher price-to-book ratios and higher forecasted growth.


The Lehman Intermediate Government Bond Index represents an unmanaged group of securities consisting of all United States Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

The Lehman Aggregate Bond Index is an index comprised of investment grade fixed income securities, including U.S. Treasury, mortgage-backed, corporate and "Yankee" bonds (U.S. dollar-denominated bonds issued outside the United States).

The Merrill Lynch High Yield Master Index ("ML Master") represents an unmanaged group of securities widely regarded by investors as representative of the high yield bond market.

The "blended" performance numbers (e.g., 50% S&P 400/50% Russell 2000) in all cases assume a static mix of the two indices.


The dates as of which funds were first allocated to the Portfolios are as follows: the Alliance Common Stock Portfolio on June 16, 1975; the Alliance Money Market Portfolio on July 13, 1981; the Alliance Balanced and Alliance Aggressive Stock Portfolios on January 27, 1986; the Alliance High Yield Portfolio on January 2, 1987; the Alliance Global Portfolio on August 27, 1987; the Alliance Conservative Investors and Alliance Growth Investors Portfolios on October 2, 1989; the Alliance Intermediate Government Securities Portfolio on April 1, 1991; the Alliance Quality Bond and Alliance Growth and Income Portfolios on October 1, 1993; the Alliance Equity Index Portfolio on March 1, 1994; the Alliance International Portfolio on April 3, 1995; and the Alliance Small Cap Growth Portfolio on May 1, 1997. In the "Since Inception" columns of Table I and Table II below, the performance of each Portfolio and its comparative indices is measured from the date funds were first allocated to the Portfolios, except as follows: for the Alliance Common Stock Portfolio and its comparative indices, from January 13, 1976, the date on which the unit value was established and Contract owner contributions were first accepted by the Alliance Common Stock Portfolio's separate account predecessor; for the Lipper Money Market Funds Average, from June 1, 1981; for the Lipper Balanced Funds and Small Company Growth Funds Averages, from January 1, 1986; and for the Lipper Global Funds Average, from August 28, 1987.


The Trust's Portfolios serve as the underlying investment vehicles for Contracts. Shares of these Portfolios cannot be purchased directly. Shares of the Portfolios of the Trust are purchased by corresponding investment divisions of insurance company separate accounts. Refer to the attached Contract prospectus for further information about your Contract including a description of all charges and expenses.


--------------------------------------------------------------------------------
The Hudson River Trust

                                    TABLE I


                           ANNUALIZED RATES OF RETURN
                       PERIODS ENDING DECEMBER 31, 1997




                                                                                                                        SINCE
                                                     1 YEAR     3 YEARS    5 YEARS   10 YEARS   15 YEARS   20 YEARS   INCEPTION
PORTFOLIO/Benchmarks                              ----------- ----------- --------- ---------- ---------- ---------- ----------
THE ASSET ALLOCATION SERIES
ALLIANCE CONSERVATIVE INVESTORS .................     13.25%      12.79%     8.79%        --         --         --      9.53%
Lipper Flexible Portfolio Average ...............     18.69       19.44     13.14         --         --         --     12.15
70% Lehman Treasury/30% S&P 500 .................     16.71       17.18     11.87         --         --         --     11.39
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE BALANCED ...............................     15.06       15.45      9.71      12.04%        --         --     12.30
Lipper Balanced Mutual Funds Average ............     19.00       19.44     13.20      12.92         --         --     12.33
50% S&P 500/50% Lehman Gov't Corp. ..............     21.56       21.68     14.63      21.19         --         --     13.97
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS .......................     16.87       18.48     13.17         --         --         --     15.73
Lipper Flexible Portfolio Average ...............     18.69       19.44     13.14         --         --         --     12.15
70% S&P 500/30% Lehman Gov't Corp. ..............     26.28       25.64     17.02         --         --         --     14.48
-----------------------------------------------------------------------------------------------------------------------------
THE EQUITY SERIES
ALLIANCE GROWTH AND INCOME ......................     26.90       23.65        --         --         --         --     15.94
Lipper Growth & Income Funds Average ............     27.14       26.49        --         --         --         --     18.48
75% S&P 500/25% Value Line Convertible ..........     29.54       28.62        --         --         --         --     20.14
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE EQUITY INDEX ...........................     32.58       30.35        --         --         --         --     23.35
Lipper S&P 500 Index Funds Average ..............     32.60       30.49        --         --         --         --     23.31
S&P 500 .........................................     33.36       31.15        --         --         --         --     23.84
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK ...........................     29.40       28.66     21.08      18.00      17.25%     17.56%    15.83
Lipper Growth Equity Mutual Funds Average........     25.30       25.11     16.47      15.93      14.37      15.73     15.50
S&P 500 .........................................     33.36       31.15     20.27      18.05      17.52      16.66     15.44
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE GLOBAL .................................     11.66       14.99     16.15      13.74         --         --     11.70
Lipper Global Mutual Funds Average ..............     13.04       15.20     13.76      11.50         --         --      9.10
MSCI World ......................................     15.76       16.62     15.34      10.57         --         --      8.22
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERNATIONAL ..........................     (2.98)         --        --         --         --         --      6.39
Lipper International Mutual Funds Average .......      5.44          --        --         --         --         --      9.87
MSCI EAFE .......................................      1.78          --        --         --         --         --      6.15
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK .......................     10.94       21.29     14.92      19.00         --         --     19.41
Lipper Small Company Growth Funds
 Average ........................................     19.63       22.51     15.24      16.50         --         --     14.06
50% S&P 400/50% Russell 2000 ....................     27.31       24.88     17.11      17.74         --         --     15.12
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE SMALL CAP GROWTH .......................        --          --        --         --         --         --     26.74*
Lipper Small Company Growth Funds
 Average ........................................        --          --        --         --         --         --     29.36*
Russell 2000 Growth .............................        --          --        --         --         --         --     27.66*
-----------------------------------------------------------------------------------------------------------------------------
THE FIXED INCOME SERIES
ALLIANCE MONEY MARKET ...........................      5.42        5.50      4.69       5.78       6.59         --      7.17
Lipper Money Market Mutual Funds Average.........      4.90        5.05      4.31       5.40       6.18         --      6.89
3 Month T-Bill ..................................      5.23        5.41      4.71       5.61       6.33         --      6.87
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES .....      7.29        8.06      5.94         --         --         --      7.00
Lipper Intermediate Government Funds
 Average ........................................      8.08        8.68      6.00         --         --         --      7.19
Lehman Intermediate Government Bond .............      7.72        8.65      6.39         --         --         --      7.47
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE QUALITY BOND ...........................      9.14       10.40        --         --         --         --      5.80
Lipper Corporate Debt Funds A Rated
 Average ........................................      9.17       10.01        --         --         --         --      5.82
Lehman Aggregate Bond ...........................      9.65       10.42        --         --         --         --      6.51
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD .............................     18.48       20.42     15.89      12.80         --         --     12.04
Lipper High Current Yield Mutual
 Funds Average ..................................     12.96       14.17     11.36      10.66         --         --      9.78
ML Master .......................................     12.83       14.54     11.72      12.09         --         --     11.39
-----------------------------------------------------------------------------------------------------------------------------


* Unannualized

--------------------------------------------------------------------------------
                                                          The Hudson River Trust

                                   TABLE II


                           CUMULATIVE RATES OF RETURN
                        PERIODS ENDING DECEMBER 31, 1997




PORTFOLIO/Benchmarks                                1 YEAR     3 YEARS     5 YEARS
------------------------------------------------ ----------- ----------- -----------
THE ASSET ALLOCATION SERIES
ALLIANCE CONSERVATIVE INVESTORS ................     13.25%      43.47%      52.41%
Lipper Flexible Portfolio Average ..............     18.69       71.00       86.52
70% Lehman Treasury/30% S&P 500 ................     16.71       60.91       75.18
----------------------------------------------------------------------------------
ALLIANCE BALANCED ..............................     15.06       53.88       58.90
Lipper Balanced Mutual Funds Average ...........     19.00       70.61       86.33
50% S&P 500/50% Lehman Gov't Corp. .............     21.56       80.14       97.96
----------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS ......................     16.87       66.31       85.66
Lipper Flexible Portfolio Average. .............     18.69       71.00       86.52
70% S&P 500/30% Lehman Gov't Corp. .............     26.28       98.32      119.42
----------------------------------------------------------------------------------
THE EQUITY SERIES
ALLIANCE GROWTH AND INCOME .....................     26.90       89.07          --
Lipper Growth & Income Funds Average ...........     27.14      102.81          --
75% S&P 500/25% Value Line Convertible .........     29.54      112.80          --
----------------------------------------------------------------------------------
ALLIANCE EQUITY INDEX ..........................     32.58      121.46          --
Lipper S&P 500 Index Funds Average .............     32.60      122.21          --
S&P 500 ........................................     33.36      125.60          --
----------------------------------------------------------------------------------
ALLIANCE COMMON STOCK ..........................     29.40      113.00      160.20
Lipper Growth Equity Mutual Funds Average            25.30       97.08      117.56
S&P 500 ........................................     33.36      125.60      151.62
----------------------------------------------------------------------------------
ALLIANCE GLOBAL ................................     11.66       52.06      111.38
Lipper Global Mutual Funds Average .............     13.04       53.69       92.92
MSCI World .....................................     15.76       58.59      104.13
----------------------------------------------------------------------------------
ALLIANCE INTERNATIONAL .........................     (2.98)         --          --
Lipper International Mutual Funds Average ......      5.44          --          --
MSCI EAFE ......................................      1.78          --          --
----------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK ......................     10.94       78.45      100.42
Lipper Small Company Growth
 Funds Average .................................     19.63       84.83      105.11
50% S&P 400/50% Russell 2000 ...................     27.31       94.76      120.25
----------------------------------------------------------------------------------
ALLIANCE SMALL CAP GROWTH PORTFOLIO ............        --          --          --
Lipper Small Company Growth Funds
 Average .......................................        --          --          --
Russell 2000 ...................................        --          --          --
----------------------------------------------------------------------------------
THE FIXED INCOME SERIES
ALLIANCE MONEY MARKET ..........................      5.42       17.42       25.77
Lipper Money Market Mutual
 Funds Average .................................      4.90       15.94       23.52
3 Month T-Bill .................................      5.23       17.13       25.87
----------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES.....      7.29       26.18       33.44
Lipper Intermediate Government Funds
 Average .......................................      8.08       28.40       33.93
Lehman Intermediate Government Bond ............      7.72       28.25       36.31
----------------------------------------------------------------------------------
ALLIANCE QUALITY BOND ..........................      9.14       34.57          --
Lipper Corporate Debt Funds A
 Rated Average .................................      9.17       33.20          --
Lehman Aggregate Bond ..........................      9.65       34.63          --
----------------------------------------------------------------------------------
ALLIANCE HIGH YIELD ............................     18.48       74.60      109.05
Lipper High Current Yield Bond
 Funds Average .................................     12.96       48.92       71.52
ML Master ......................................     12.83       50.26       74.04
----------------------------------------------------------------------------------

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                                                             SINCE
PORTFOLIO/Benchmarks                               10 YEARS     15 YEARS      20 YEARS     INCEPTION
------------------------------------------------ ------------ ------------ ------------- ------------
THE ASSET ALLOCATION SERIES
ALLIANCE CONSERVATIVE INVESTORS ................         --           --            --       111.92%
Lipper Flexible Portfolio Average ..............         --           --            --       160.04
70% Lehman Treasury/30% S&P 500 ................         --           --            --       143.55
---------------------------------------------------------------------------------------------------
ALLIANCE BALANCED ..............................     211.70%          --            --       298.86
Lipper Balanced Mutual Funds Average ...........     239.04           --            --       302.62
50% S&P 500/50% Lehman Gov't Corp. .............     583.14           --            --       376.27
---------------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS ......................         --           --            --       233.71
Lipper Flexible Portfolio Average. .............         --           --            --       160.04
70% S&P 500/30% Lehman Gov't Corp. .............         --           --            --       205.24
---------------------------------------------------------------------------------------------------
THE EQUITY SERIES
ALLIANCE GROWTH AND INCOME .....................         --           --            --        87.52
Lipper Growth & Income Funds Average ...........         --           --            --       106.17
75% S&P 500/25% Value Line Convertible .........         --           --            --       118.17
---------------------------------------------------------------------------------------------------
ALLIANCE EQUITY INDEX ..........................         --           --            --       123.85
Lipper S&P 500 Index Funds Average .............         --           --            --       123.31
S&P 500 ........................................         --           --            --       127.24
---------------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK ..........................     423.28       988.51%      2440.13%    2,422.45
Lipper Growth Equity Mutual Funds Average            356.18       710.84       2037.84     2,757.78
S&P 500 ........................................     425.67     1,026.40       2080.13     2,248.74
---------------------------------------------------------------------------------------------------
ALLIANCE GLOBAL ................................     262.34           --            --       214.27
Lipper Global Mutual Funds Average .............     205.52           --            --       151.76
MSCI World .....................................     173.01           --            --       126.45
---------------------------------------------------------------------------------------------------
ALLIANCE INTERNATIONAL .........................         --           --            --        18.57
Lipper International Mutual Funds Average ......         --           --            --        30.12
MSCI EAFE ......................................         --           --            --        17.83
---------------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK ......................     469.28           --            --       730.05
Lipper Small Company Growth
 Funds Average .................................     371.28           --            --       398.38
50% S&P 400/50% Russell 2000 ...................     412.08           --            --       436.52
---------------------------------------------------------------------------------------------------
ALLIANCE SMALL CAP GROWTH PORTFOLIO ............         --           --            --        26.74
Lipper Small Company Growth Funds
 Average .......................................         --           --            --        29.36
Russell 2000 ...................................         --           --            --        27.66
---------------------------------------------------------------------------------------------------
THE FIXED INCOME SERIES
ALLIANCE MONEY MARKET ..........................      75.34       160.40            --       212.76
Lipper Money Market Mutual
 Funds Average .................................      69.20       146.11            --       200.21
3 Month T-Bill .................................      72.64       150.97            --       199.34
---------------------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES.....         --           --            --        57.92
Lipper Intermediate Government Funds
 Average .......................................         --           --            --        59.98
Lehman Intermediate Government Bond ............         --           --            --        62.74
---------------------------------------------------------------------------------------------------
ALLIANCE QUALITY BOND ..........................         --           --            --        27.07
Lipper Corporate Debt Funds A
 Rated Average .................................         --           --            --        27.23
Lehman Aggregate Bond ..........................         --           --            --        30.78
---------------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD ............................     233.48           --            --       249.07
Lipper High Current Yield Bond
 Funds Average .................................     177.35           --            --       181.23
ML Master ......................................     213.08           --            --       227.68
---------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------
The Hudson River Trust

                                   TABLE III


                            ANNUAL RATES OF RETURN




                 ALLIANCE   ALLIANCE    ALLIANCE                 ALLIANCE                  ALLIANCE
YEAR ENDING       COMMON      MONEY    AGGRESSIVE    ALLIANCE      HIGH       ALLIANCE     CONSERV.
DECEMBER 31        STOCK     MARKET       STOCK      BALANCED      YIELD       GLOBAL     INVESTORS
--------------- ---------- ---------- ------------ ------------ ---------- ------------- -----------
1976 ..........    9.2%*
1977 ..........   -9.2
1978 ..........    8.2
1979 ..........   29.8
1980 ..........   50.1
1981 ..........   -5.8        7.1%*
1982 ..........   17.6       13.0
1983 ..........   26.1        8.9
1984 ..........   -2.0       10.9
1985 ..........   33.4        8.2
1986 ..........   17.3        6.6          35.9%*       29.1%*
1987 ..........    7.5        6.6           7.3         -0.9        4.7%*      -13.3%*
1988 ..........   22.4        7.3           1.1         13.3        9.7         10.9
1989 ..........   25.6        9.2          43.5         25.8        5.1         26.7         3.1%*
1990 ..........   -8.1        8.2           8.2          0.3       -1.1         -6.1         6.3
1991 ..........   37.9        6.2          86.9         41.3       24.5         30.5        19.8
1992 ..........    3.2        3.6          -3.2         -2.8       12.3         -0.5         5.6
1993 ..........   24.8        3.0          16.8         12.3       23.2         32.1        10.8
1994 ..........   -2.1        4.0          -3.8         -8.0       -2.8          5.2        -4.1
1995 ..........   32.5        5.7          31.6         19.8       19.9         18.8        20.4
1996 ..........   24.3        5.3          22.2         11.7       22.9         14.6         5.2
1997 ..........   29.40       5.4          10.9         15.1       18.5         11.7        13.3
---------------   -----      -----        -----        -----      -----       -------      -----

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                              ALLIANCE
                  ALLIANCE       ALLIANCE        ALLIANCE      GROWTH     ALLIANCE                    ALLIANCE
YEAR ENDING        GROWTH      INTERMEDIATE       QUALITY        AND       EQUITY       ALLIANCE      SMALL CAP
DECEMBER 31      INVESTORS   GOVT. SECURITIES      BOND        INCOME       INDEX    INTERNATIONAL     GROWTH
--------------- ----------- ------------------ ------------ ------------ ---------- --------------- ------------
1976 ..........
1977 ..........
1978 ..........
1979 ..........
1980 ..........
1981 ..........
1982 ..........
1983 ..........
1984 ..........
1985 ..........
1986 ..........
1987 ..........
1988 ..........
1989 ..........     4.0%*
1990 ..........    10.7
1991 ..........    48.8            12.1%*
1992 ..........     4.9             5.5
1993 ..........    15.3            10.6           -0.5%*       -0.3%*
1994 ..........    -3.2            -4.4           -5.1         -0.6          1.1*
1995 ..........    26.4            13.3           17.0         24.0         36.5         11%*
1996 ..........    12.6             3.8            5.4         20.1         22.4          9.8
1997 ..........    16.9             7.3            9.1         26.9         32.6         -2.98           26.7%*
----------------   -----           -----          ------       ------       ----        ------           ----

---------
*Unannualized from the inception date described in the Prospectus through the end of the calendar year indicated.

--------------------------------------------------------------------------
                                                         The Hudson River Trust

PERFORMANCE OF PORTFOLIOS MANAGED SIMILARLY TO THE ALLIANCE SMALL CAP GROWTH PORTFOLIO


In addition to managing the assets of the Alliance Small Cap Growth Portfolio, Alliance manages six portfolios of discretionary tax-exempt accounts of institutional clients managed as described below without significant client-imposed restrictions ("Historical Portfolios"). These accounts have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Alliance Small Cap Growth Portfolio. The Historical Portfolios are not subject to certain limitations, diversification requirements and other restrictions to which the Alliance Small Cap Growth Portfolio, as a registered investment company, is subject and which if applicable to the Historical Portfolios, may have adversely affected the performance results of the Historical Portfolios.


Set forth below is performance data provided by Alliance relating to the Historical Portfolios for each of the fifteen full calendar years during which Alliance has managed the Historical Portfolios. As of December 31, 1997, the assets in the Historical Portfolios totaled approximately $988.4 million and the average size of a Historical Portfolio was $54.9 million. Each Historical Portfolio has a nearly identical composition of individual investment holdings and related percentage weightings.


The performance data is net of an imputed advisory fee deemed paid quarterly at the same level as the advisory fee payable by the Alliance Small Cap Growth Portfolio, although the actual advisory fees payable by the Historical Portfolios varied. The performance data includes the cost of brokerage commissions, but excludes custodial fees, transfer agency costs and other administrative expenses that will be payable by the Alliance Small Cap Growth Portfolio and will result in a higher expense ratio for the Alliance Small Cap Growth Portfolio. Expenses associated with the distribution of Class IB shares of the Alliance Small Cap Growth Portfolio in accordance with the plan adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the Investment Company Act ("distribution fees") are also excluded. The performance data has also not been adjusted for corporate or individual taxes, if any, payable by the account owners.

Alliance has calculated the investment performance of the Historical Portfolios on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Due to the similarity of investment composition and the performance of each of the Historical Portfolios, composite investment performance for all portfolios has been determined on a simple average, rather than a dollar-weighted, basis. New accounts are included in the composite investment performance computations at the beginning of the month following the initial contribution. The composite total returns set forth below are calculated using a method that links the monthly returns, for the disclosed periods, resulting in a time-weighted rate of return.

As reflected below, the Historical Portfolios have over time performed favorably when compared with the performance of recognized performance indices. The Russell 2000 Index is compiled by Frank Russell Company and consists of the 2000 smallest of the 3000 largest capitalization U.S. companies. The Russell 2000 Growth Index is compiled by Frank Russell Company and consists of that half of the 2000 smallest of the 3000 largest capitalization U.S. companies that has higher price-to-book ratios and higher forecasted growth values. The Russell Indices reflect changes in market prices, but excludes investment income.

To the extent the Alliance Small Cap Growth Portfolio does not invest in U.S. common stocks or utilizes investment techniques such as futures or options, the Russell Indices may not be substantially comparable to the Alliance Small Cap Growth Portfolio. The Russell Indices are included to illustrate material economic and market factors that existed during the time period shown. The Russell Indices do not reflect the deduction of any fees. If the Alliance Small Cap Growth Portfolio were to purchase a portfolio of securities substantially identical to the securities comprising the Russell Indices, the Alliance Small Cap Growth Portfolio's performance relative to the Russell Indices would be reduced by the Alliance Small Cap Growth Portfolio's expenses, including brokerage commissions, advisory fees, distribution fees, custodial fees, transfer agency costs and other administrative expenses as well as by the impact on the Alliance Small Cap Growth Portfolio's shareholders of sales charges and income taxes.


-------------------------------------------------------------------------------
The Hudson River Trust

The Lipper Small Company Growth Fund Index is prepared by Lipper Analytical Services, Inc. and represents a composite index of the investment performance for the 30 largest growth mutual funds. The composite investment performance of the Lipper Small Company Growth Fund Index reflects investment management and administrative fees and other operating expenses paid by these mutual funds and reinvested income dividends and capital gain distributions, but excludes the impact of any income taxes and sales charges.


The following performance data is provided solely to illustrate Alliance's performance in managing the Historical Portfolios as measured against certain broad based market indices and against the composite performance of other open-end growth mutual funds. Investors should not rely on the following performance data of the Historical Portfolios as an indication of future performance of the Alliance Small Cap Growth Portfolio. The composite investment performance for the periods presented may not be indicative of future rates of return. Other methods of computing investment performance may produce different results, and the results for different periods may vary.


      SCHEDULE OF COMPOSITE INVESTMENT PERFORMANCE--HISTORICAL PORTFOLIOS
                 FOR THE FIFTEEN YEARS ENDED DECEMBER 31, 1997*




                                                                        RUSSELL       LIPPER SMALL CO.
                                  HISTORICAL          RUSSELL         2000 GROWTH          GROWTH
                                  PORTFOLIOS        2000 INDEX           INDEX           FUND INDEX
                                 TOTAL RETURN     TOTAL RESEARCH     TOTAL RETURN       TOTAL RETURN
                                --------------   ----------------   --------------   -----------------
Year ended:
  December 31, 1997 .........        17.58%            22.37%            12.94%             15.05%
  December 31, 1996 .........        36.91%            16.50%            11.26%             14.37%
  December 31, 1995 .........        54.59%            28.45%            31.04%             31.62%
  December 31, 1994 .........        -3.47%            -1.82%            -2.43%             -0.48%
  December 31, 1993 .........        14.35%            18.88%            13.36%             16.93%
  December 31, 1992 .........         4.85%            18.41%             7.77%             11.18%
  December 31, 1991 .........        40.96%            46.04%            51.19%             48.53%
  December 31, 1990 .........       -23.46%           -19.48%           -17.41%            -13.78%
  December 31, 1989 .........        25.81%            16.26%            20.17%             21.06%
  December 31, 1988 .........        25.63%            25.02%            20.37%             20.34%
  December 31, 1987 .........        -7.66%            -8.80%           -10.48%             -5.48%
  December 31, 1986 .........        15.30%             5.68%             3.58%              6.04%
  December 31, 1985 .........        42.57%            31.05%            30.97%             27.27%
  December 31, 1984 .........       -11.73%            -7.30%           -15.83%             -9.18%
  December 31, 1983 .........        32.53%            29.13%            20.13%             29.80%


----------
* Total return is a measure of investment performance that is based upon the change in value of an investment from the beginning to the end of a specified period and assumes reinvestment of all dividends and other distributions. The basis of preparation of this data is described in the preceding discussion.


The average annual total returns presented below are based upon the cumulative total return as of December 31, 1997, assume a steady compounded rate of return and are not year-by-year results, which fluctuated over the periods as shown.



                                                   AVERAGE ANNUAL TOTAL RETURNS
                                  ---------------------------------------------------------------
                                                                   RUSSELL       LIPPER SMALL CO.
                                   HISTORICAL       RUSSELL      2000 GROWTH          GROWTH
                                   PORTFOLIOS     2000 INDEX        INDEX           FUND INDEX
                                  ------------   ------------   -------------   -----------------
Three years ...................       35.51%         22.34%          18.09%            20.09%
Five years ....................       22.40%         16.41%          12.74%            15.05%
Ten years .....................       17.25%         15.77%          13.49%            15.38%
Since January 1, 1983 .........       15.53%         13.34%          10.30%            13.04%


--------------------------------------------------------------------------------
                                                          The Hudson River Trust

                            THE HUDSON RIVER TRUST

                          Principal Office Located at
            1345 Avenue of the Americas -- New York, New York 10105


The Hudson River Trust (the "Trust") is a mutual fund, currently issuing fourteen series of shares of beneficial interest, each representing a separate investment portfolio (each a "Portfolio"). The Portfolios are The Asset Allocation Series: Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors; The Equity Series: Alliance Growth and Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Aggressive Stock and Alliance Small Cap Growth; and The Fixed Income Series: Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond and Alliance High Yield. An investment in the Alliance Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. Shares of each Portfolio are currently divided into two classes:
Class IA shares, offered pursuant to another prospectus and Class IB shares, offered hereby.

This prospectus sets forth concisely the investment objectives and policies of the fourteen Portfolios and the information about the Trust a prospective investor should know before investing. It should be read and retained for future reference.

A Statement of Additional Information relating to Class IB shares ("SAI") dated May 1, 1998 has been filed with the Securities and Exchange Commission ("SEC"). This SAI is incorporated by reference into this prospectus and is available at no charge by writing the Trust at the above address. California residents may obtain the SAI at no charge by calling 1-800-999-3527.

                               TABLE OF CONTENTS


                                                          PAGE
                                                         -----

   Financial Highlights ..............................     2
   The Trust .........................................     5
   Investment Objectives and Policies ................     5
   Investment Techniques .............................    20
   Certain Investment Restrictions ...................    26
   Management of the Trust ...........................    27
   Description of the Trust's Shares .................    31
   Dividends, Distributions and Taxes ................    33
   Investment Performance ............................    33
   Appendix A -- Description of Bond Ratings .........    A-1
   Appendix B -- Performance Information .............    B-1

An investment in the Trust is not a deposit or obligation of, or guaranteed or endorsed by, any bank and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                          PROSPECTUS DATED MAY 1, 1998


-------------------------------------------------------------------------------
HRT103 (5/98)Copyright 1998 The Hudson River Trust. All rights reserved.

FINANCIAL HIGHLIGHTS

The financial information in the table below has been audited by Price Waterhouse LLP, the Trust's independent accountants. The December 31, 1997 audited financial statements of the Trust and the "Report of Independent Accountants" appear in the SAI. The Trust's annual report, which contains additional performance information, is available without charge upon request.


                             FINANCIAL HIGHLIGHTS

                     PER SHARE INCOME AND CAPITAL CHANGES
          (FOR A CLASS IB SHARE OUTSTANDING THROUGHOUT THE PERIOD)(C)




                                                            ALLIANCE
                                                          MONEY MARKET
                                                 -------------------------------
                                                                   OCTOBER 2,
                                                   YEAR ENDED        1996 TO
                                                  DECEMBER 31,    DECEMBER 31,
                                                      1997            1996
                                                 -------------- ----------------
Net asset value, beginning of period(a) ........    $ 10.16        $  10.16
                                                    -------        --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................       0.52            0.11
 Net realized and unrealized gain on
  investments ..................................         --            0.01
                                                    --------       --------
 Total from investment operations ..............       0.52            0.12
                                                    --------       --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..........      (0.51)          (0.02)
 Dividends in excess of net investment
  income .......................................         --           (0.10)
 Distributions from realized gains .............      (0.00)             --
 Distributions in excess of realized gains .....         --              --
                                                    --------       ---------
 Total dividends and distributions .............      (0.51)          (0.12)
                                                    --------       ---------
Net asset value, end of period .................    $ 10.17        $  10.16
                                                    ========       =========
Total return(d) ................................       5.16%           1.29%
                                                    ========       =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............   $123,675        $  3,184
Ratio of expenses to average net assets ........       0.63%           0.67%(b)
Ratio of net investment income to average
 net assets ....................................       5.02%           4.94%(b)
Portfolio turnover rate ........................         --              --
Average commission rate paid ...................         --              --

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                     ALLIANCE
                                                   INTERMEDIATE                                       ALLIANCE
                                                    GOVERNMENT               ALLIANCE                GROWTH AND
                                                    SECURITIES              HIGH YIELD                 INCOME
                                                 ---------------- ------------------------------- ----------------
                                                    MAY 1, 1997                     OCTOBER 2,       MAY 1, 1997
                                                        TO          YEAR ENDED        1996 TO            TO
                                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                       1997            1997            1996             1997
                                                 ---------------- -------------- ---------------- ----------------
Net asset value, beginning of period(a) ........    $    9.27        $ 10.01        $   10.25        $ 13.42
                                                    ---------        -------        ---------        -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................         0.32           1.05             0.19           0.05
 Net realized and unrealized gain on
  investments ..................................         0.22           0.71             0.15           2.91
                                                    ---------        -------        ---------        -------
 Total from investment operations ..............         0.54           1.76             0.34           2.96
                                                    ---------        -------        ---------        -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..........        (0.38)         (0.95)           (0.03)         (0.09)
 Dividends in excess of net investment
  income .......................................           --             --            (0.25)            --
 Distributions from realized gains .............           --          (0.43)           (0.01)         (0.93)
 Distributions in excess of realized gains .....           --             --            (0.29)            --
                                                    ---------        -------        ---------        ---------
 Total dividends and distributions .............        (0.38)         (1.38)           (0.58)         (1.02)
                                                    ---------        -------        ---------        ---------
Net asset value, end of period .................    $    9.43        $ 10.39        $   10.01        $ 15.36
                                                    =========        =======        =========        =========
Total return(d) ................................         5.83%         18.19%            3.32%         22.41%
                                                    =========        =======        =========        =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............    $   5,052        $66,338        $     685        $32,697
Ratio of expenses to average net assets ........         0.81%(b)       0.88%            0.82%(b)       0.83%(b)
Ratio of net investment income to average
 net assets ....................................         5.15%(b)       9.76%            8.71%(b)       0.43%(b)
Portfolio turnover rate ........................          285%           390%             485%            79%
Average commission rate paid ...................           --             --               --        $  0.0586

----------
Footnotes appear on page 4.

-----------------------------------------------------------------------------
The Hudson River Trust

                                                     ALLIANCE
                                                      EQUITY                 ALLIANCE
                                                       INDEX               COMMON STOCK
                                                 ---------------- -------------------------------
                                                    MAY 1, 1997                     OCTOBER 2,
                                                        TO          YEAR ENDED        1996 TO
                                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       1997            1997            1996
                                                 ---------------- -------------- ----------------
Net asset value, beginning of period(a) ........    $ 16.35         $ 18.22         $ 17.90
                                                    -------         -------         -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................       0.14            0.10            0.02
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions .................................       3.48           5.11             1.52
                                                    -------         -------         -------
 Total from investment operations ..............       3.62           5.21             1.54
                                                    -------         -------         -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..........      (0.17)         (0.08)           (0.00)
 Dividends in excess of net investment
  income .......................................         --             --            (0.03)
 Distributions from realized gains .............      (0.07)         (1.77)           (0.16)
 Distributions in excess of realized gains .....         --             --            (1.03)
 Tax return of capital distributions ...........         --             --               --
                                                    ---------       ---------       ---------
 Total dividends and distributions .............      (0.24)         (1.85)           (1.22)
                                                    ---------       ---------       ---------
Net asset value, end of period .................    $ 19.73         $21.58          $ 18.22
                                                    =========       =========       =========
Total return(d) ................................      22.28%         29.07%            8.49%
                                                    =========       =========       =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............    $   110       $228,780          $ 1,244
Ratio of expenses to average net assets ........       0.62%(b)       0.64%            0.63%(b)
Ratio of net investment income to average
 net assets ....................................       1.10%(b)       0.46%            0.61%(b)
Portfolio turnover rate ........................          3%            52%              55%
Average commission rate paid ...................  $    0.0309       $ 0.0579     $     0.0565

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                            ALLIANCE                 ALLIANCE
                                                             GLOBAL                INTERNATIONAL
                                                 ------------------------------- ----------------
                                                                   OCTOBER 2,       MAY 1, 1997
                                                   YEAR ENDED        1996 TO            TO
                                                  DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                      1997            1996             1997
                                                 -------------- ---------------- ----------------
Net asset value, beginning of period(a) ........   $ 16.91         $ 16.57          $ 11.39
                                                   -------         -------          -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................      0.12            0.02             0.02
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions .................................      1.76            0.81            (0.31)
                                                   -------         -------          ---------
 Total from investment operations ..............      1.88            0.83            (0.29)
                                                   -------         -------          ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..........     (0.33)             --            (0.28)
 Dividends in excess of net investment
  income .......................................        --           (0.11)              --
 Distributions from realized gains .............     (1.19)          (0.10)           (0.56)
 Distributions in excess of realized gains .....        --           (0.28)              --
 Tax return of capital distributions ...........        --           (0.00)              --
                                                   ---------       ---------        ---------
 Total dividends and distributions .............     (1.52)          (0.49)           (0.84)
                                                   ---------       ---------        ---------
Net asset value, end of period .................   $ 17.27         $ 16.91          $ 10.26
                                                   =========       =========        =========
Total return(d) ................................     11.38%           4.98%           (2.54)%
                                                   =========       =========        =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............   $21,520         $   290          $ 3,286
Ratio of expenses to average net assets ........      0.97%           0.86%(b)         1.38%(b)
Ratio of net investment income to average
 net assets ....................................      0.67%           0.48%(b)         0.20%(b)
Portfolio turnover rate ........................        57%             59%              59%
Average commission rate paid ...................   $  0.0412       $  0.0418        $  0.0294

----------
Footnotes appear on page 4.

--------------------------------------------------------------------------------
                                                          The Hudson River Trust

                                                             ALLIANCE
                                                         AGGRESSIVE STOCK
                                                 ---------------------------------
                                                                    OCTOBER 2,
                                                   YEAR ENDED         1996 TO
                                                  DECEMBER 31,     DECEMBER 31,
                                                      1997             1996
                                                 -------------- ------------------
Net asset value, beginning of period(a) ........    $ 35.83         $  37.28
                                                    -------         --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ..................      (0.11)           (0.01)
 Net realized and unrealized gain on
  investments and foreign currency
  transactions .................................       3.77             0.85
                                                   --------        ----------
 Total from investment operations ..............       3.66             0.84
                                                   --------        ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..........      (0.03)              --
 Dividends in excess of net investment
  income .......................................         --            (0.02)
 Distributions from realized gains .............      (3.33)           (0.23)
 Distributions in excess of realized gains .....         --            (2.04)
                                                   --------        ----------
 Total dividends and distributions .............      (3.36)           (2.29)
                                                   --------        ----------
Net asset value, end of period .................   $  36.13         $  35.83
                                                   ========        ==========
Total return(d) ................................      10.66%            2.32%
                                                   ========        ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............  $  73,486         $    613
Ratio of expenses to average net assets ........       0.81%            0.73%(b)
Ratio of net investment income (loss) to
 average net assets ............................      (0.28)%          (0.10)%(b)
Portfolio turnover rate ........................        123%             108%
Average commission rate paid ...................  $  0.0571         $  0.0263

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                      ALLIANCE          ALLIANCE
                                                      SMALL CAP       CONSERVATIVE              ALLIANCE
                                                       GROWTH           INVESTORS           GROWTH INVESTORS
                                                 ------------------ ---------------- -------------------------------
                                                     MAY 1, 1997       MAY 1, 1997                     OCTOBER 2,
                                                         TO                TO          YEAR ENDED        1996 TO
                                                    DECEMBER 31,      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                        1997              1997            1997            1996
                                                 ------------------ ---------------- -------------- ----------------
Net asset value, beginning of period(a) ........    $  10.00           $ 11.29         $ 17.19         $ 16.78
                                                    --------           -------         -------         -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ..................       (0.01)             0.31            0.36            0.07
 Net realized and unrealized gain on
  investments and foreign currency
  transactions .................................        2.65              1.01            2.43            0.71
                                                    ----------         -------         -------         -------
 Total from investment operations ..............        2.64              1.32            2.79            0.78
                                                    ----------         -------         -------         -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..........       (0.00)            (0.36)          (0.43)          (0.02)
 Dividends in excess of net investment
  income .......................................          --                --              --           (0.09)
 Distributions from realized gains .............       (0.30)            (0.37)          (1.03)          (0.02)
 Distributions in excess of realized gains .....          --                --              --           (0.24)
                                                    ----------         ---------       ---------       ---------
 Total dividends and distributions .............       (0.30)            (0.73)          (1.46)          (0.37)
                                                    ----------         ---------       ---------       ---------
Net asset value, end of period .................    $  12.34           $ 11.88         $ 18.52         $ 17.19
                                                    ==========         =========       =========       =========
Total return(d) ................................       26.57%            11.84%          16.58%           4.64%
                                                    ==========         =========       =========       =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............    $ 46,324           $ 5,694         $35,730         $   472
Ratio of expenses to average net assets ........        1.15%(b)          0.80%(b)        0.82%           0.84%(b)
Ratio of net investment income (loss) to
 average net assets ............................       (0.12)%(b)         3.82%(b)        1.88%           1.69%(b)
Portfolio turnover rate ........................          96%              206%            121%            190%
Average commission rate paid ...................    $   0.0488         $  0.0413       $  0.0460       $  0.0495

----------
(a) Date as of which funds were first allocated to the Portfolios are as follows:
     Alliance Money Market, Alliance High Yield, Alliance Common Stock, Alliance Global, Alliance Aggressive Stock and Alliance Growth Investors Portfolios--October 2, 1996.
     Alliance Intermediate Government Securities, Alliance Growth and Income, Alliance Equity Index, Alliance International, Alliance Small Cap Growth and Alliance Conservative Investors Portfolios--May 1, 1997.

(b)  Annualized.

(c) Net investment income and capital changes per share are based upon monthly average shares outstanding.

(d) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

-------------------------------------------------------------------------------
The Hudson River Trust

THE TRUST

The Trust is an open-end management investment company under the Investment Company Act of 1940 (the "Investment Company Act"). As a "series" investment company, the Trust issues shares of beneficial interest that are currently divided into fourteen Portfolios, although the Trust may, from time to time, establish additional Portfolios. Each Portfolio is a separate diversified series of the Trust, and the Trust's assets and liabilities are divided among the Portfolios. Originally organized as a Maryland corporation which commenced operations on March 22, 1985, the Trust was reorganized as a Massachusetts business trust on July 10, 1987.

Shares of each Portfolio are currently divided into two classes: Class IA shares are offered pursuant to another prospectus at net asset value and are not subject to fees imposed pursuant to a distribution plan. Class IB shares are offered pursuant to this prospectus at net asset value and are subject to distribution fees imposed pursuant to a distribution plan (the "Distribution Plan") adopted under Rule 12b-1 under the Investment Company Act. Class IB shares are sold to an insurance company separate account of Equitable. Inquiries regarding Class IB shares should be addressed to Equitable, Income Management Group, at 200 Plaza Drive, Secaucus, NJ 07096 (toll-free:
1-800-789-7771).

The two classes of shares are offered under the Trust's multiple class distribution system approved by the Trust's Board of Trustees, and are designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. Under the Trust's multi-class system, shares of each class of a Portfolio represent an equal pro rata interest in the assets of that Portfolio and, generally, have identical voting, dividend, liquidation, and other rights, other than with respect to the payment of distribution fees under the Distribution Plan.


The Trust's shares are sold only to separate accounts of insurance companies in connection with variable life insurance contracts and variable annuity certificates and contracts (collectively, the "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable") and certain insurance companies unaffiliated with Equitable. Equitable was the record owner of approximately 99.7% and 100% of the Trust's Class IA and Class IB shares, respectively, as of March 31, 1998, and consequently may be deemed to control the Trust.

The Trust does not currently foresee any disadvantages to policy owners arising from offering the Trust's shares to separate accounts of insurance companies that are unaffiliated with each other; however, it is theoretically possible that the interests of owners of various policies participating in the Trust through their separate accounts might at some time be in conflict. In the case of a material irreconcilable conflict, one or more separate accounts might withdraw their investments in the Trust, which could force the Trust to sell portfolio securities at disadvantageous prices.


INVESTMENT OBJECTIVES AND POLICIES

FUNDAMENTAL INVESTMENT OBJECTIVES

The following investment objectives of each Portfolio are fundamental and, unless permitted by law, will not be changed without a vote of the holders of the majority of the voting securities of that Portfolio. There can, of course, be no assurance that a Portfolio will achieve its investment objective.


THE ASSET ALLOCATION SERIES

   o The Alliance Conservative Investors Portfolio's fundamental investment objective is to achieve a high total return without, in the investment adviser's opinion, undue risk to principal. It will pursue this objective by investing in a diversified mix of publicly traded equity and debt securities.

   o The Alliance Balanced Portfolio's fundamental investment objective is to achieve a high return through both appreciation of capital and current income. The Alliance Balanced Portfolio will pursue this objective by investing in a diversified portfolio of publicly traded equity and debt securities and short-term money market instruments.

   o The Alliance Growth Investors Portfolio's fundamental investment objective is to achieve the highest total return consistent with the investment adviser's determination of reasonable risk. It will pursue this objective by investing in a diversified mix of publicly traded equity and fixed



--------------------------------------------------------------------------------
                                                          The Hudson River Trust
      income securities, including at times common stocks issued by intermediate and small-sized companies and at times lower quality fixed income securities commonly known as "junk bonds."


THE EQUITY SERIES

    o The Alliance Growth and Income Portfolio's fundamental investment objective is to provide a high total return through a combination of current income and capital appreciation by investing primarily in income-producing common stocks and securities convertible into common stocks.

    o The Alliance Equity Index Portfolio's fundamental investment objective is to seek a total return before expenses that approximates the total return performance of the Standard & Poor's ("S&P") 500 Composite Stock Price Index, including reinvestment of dividends, at a risk level consistent with that of the Index.

    o The Alliance Common Stock Portfolio's fundamental investment objective is to achieve long-term growth of its capital and increase income. It will pursue this objective by investing primarily in common stock and other equity-type instruments.

    o The Alliance Global Portfolio's fundamental investment objective is to achieve long-term growth of capital. The Alliance Global Portfolio will pursue this objective by investing primarily in equity securities of non-U.S. companies as well as U.S. issuers.

    o The Alliance International Portfolio's fundamental investment objective is to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in non-U.S. companies with prospects for growth.

    o The Alliance Aggressive Stock Portfolio's fundamental investment objective is to achieve long-term growth of capital. The Alliance Aggressive Stock Portfolio will pursue this objective by investing primarily in common stocks and other equity-type securities issued by quality small and intermediate sized companies that, in the opinion of the investment adviser, have strong growth prospects and in covered options on those securities.

    o The Alliance Small Cap Growth Portfolio's fundamental investment objective is to achieve long-term growth of capital. The Alliance Small Cap Growth Portfolio will pursue this objective by investing primarily in U.S. common stocks and other equity-type securities issued by smaller companies that, in the opinion of the investment adviser, have favorable growth prospects.



THE FIXED INCOME SERIES

    o The Alliance Money Market Portfolio's fundamental investment objective is to obtain a high level of current income, preserve its assets and maintain liquidity. The Alliance Money Market Portfolio will pursue this objective by investing in primarily high quality U.S.
       dollar-denominated money market instruments.

    o The Alliance Intermediate Government Securities Portfolio's fundamental investment objective is to achieve high current income consistent with relative stability of principal through investment primarily in debt securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities. The Alliance Intermediate Government Securities Portfolio's investments will each have a final maturity of not more than ten years or a duration not exceeding that of a 10-year Treasury note.

    o The Alliance Quality Bond Portfolio's fundamental investment objective is to achieve high current income consistent with preservation of capital by investing primarily in investment grade fixed income securities. The Alliance Quality Bond Portfolio reserves the right to invest in convertible debt securities, preferred stocks and dividend-paying common stocks.

    o The Alliance High Yield Portfolio's fundamental investment objective is to achieve high return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Alliance High Yield Portfolio will pursue this objective by investing primarily


--------------------------------------------------------------------------------
The Hudson River Trust
      in a diversified mix of high yield, fixed income securities, which generally involve greater volatility of price and risk of principal and income than higher quality fixed income securities. Lower quality debt securities are commonly known as "junk bonds."

INVESTMENT POLICIES

The following investment policies and restrictions, unless otherwise noted, are not fundamental policies of the Portfolios. They may be changed by the Board of Trustees without a shareholder vote, except as otherwise stated in this Prospectus or in the SAI.


THE ASSET ALLOCATION SERIES
---------------------------

The Alliance Conservative Investors Portfolio, the Alliance Balanced Portfolio and the Alliance Growth Investors Portfolio together are called the Asset Allocation Series. These Portfolios invest in a variety of fixed income and equity securities, each pursuant to a different asset allocation strategy, as described below. The term "asset allocation" is used to describe the process of shifting assets among discrete categories of investments in an effort to reduce risk while producing desired return objectives. Portfolio management, therefore, will consist not only of selecting specific securities but also of setting, monitoring and changing, when necessary, the asset mix.

Each Portfolio has been designed with a view toward a different "investor profile." The "conservative investor" has a relatively short-term investment bias, either because of a limited tolerance for market volatility or a short investment horizon. This investor is averse to taking risks that may result in principal loss, even though such aversion may reduce the potential for higher long-term gains and result in lower performance during periods of equity market strength. Consequently, the asset mix for the Alliance Conservative Investors Portfolio attempts to reduce volatility while providing modest upside potential. The "growth investor" has a longer-term investment horizon and is therefore willing to take more risks in an attempt to achieve long-term growth of principal. This investor wishes, in effect, to be risk conscious without being risk averse. The asset mix for the Alliance Growth Investors Portfolio attempts to provide for upside potential without excessive volatility.

The "balanced investor" is somewhat less aggressive than the growth investor and has a medium- to long-term investment horizon. This investor is sensitive to risk, but is willing to take on some risk in seeking high total return. Consequently, the asset mix for the Alliance Balanced Portfolio attempts to capture a sizable portion of the market's upside while diversifying risk among asset classes.

Alliance Capital Management L.P., the Trust's investment adviser ("Alliance"), has established an asset allocation committee (the "Committee"), all the members of which are employees of Alliance, which is responsible for setting and continually reviewing the asset mix ranges of each Portfolio. The Committee meets at least twice each month. Under normal market conditions, the Committee is expected to change allocation ranges approximately three to five times per year. However, the Committee has broad latitude to establish the frequency, as well as the magnitude, of allocation changes within the guidelines established for each Portfolio. During periods of severe market disruption, allocation ranges may change frequently. It is also possible that in periods of stable and consistent outlook no change will be made. The Committee's decisions are based on a variety of factors, including liquidity, portfolio size, tax consequences and general market conditions, always within the context of the appropriate investor profile for each Portfolio. Consequently, asset mix decisions for the Alliance Conservative Investors Portfolio particularly emphasize risk assessment of each asset class viewed over the shorter term, while decisions for the Alliance Growth Investors Portfolio are principally based on the longer term total return potential for each asset class.

When the Committee establishes a new allocation range for a Portfolio, it also prescribes the length of time during which that Portfolio should achieve an asset mix within the new range. To achieve a new asset mix, the Portfolios look first to available cash flow. If it appears that cash flow will, in the opinion of Alliance, be insufficient to achieve the desired asset mix, the Portfolios will sell securities and reinvest the proceeds in the appropriate asset class.



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The Asset Allocation Series Portfolios are permitted to use a variety of hedging techniques to attempt to control stock market, interest rate and currency risks. Each of the Portfolios in the Asset Allocation Series may make loans of up to 50% of its total portfolio securities. Each of the Portfolios in the Asset Allocation Series may write covered call and put options and may purchase call and put options on all the types of securities in which it may invest, as well as securities indexes and foreign currencies. Each Portfolio may also purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon, as well as forward foreign currency exchange contracts. See "Investment Techniques--Forward Foreign Currency Exchange Contracts," below.

Risk Factors. In addition to the risk factors associated with the securities in which the Portfolios in the Asset Allocation Series may invest, these Portfolios bear the risk that Alliance will not accurately assess and respond to changing market conditions. While Alliance has established the Committee to help it anticipate and respond positively to changes in market conditions, there can be no assurance that this goal will be achieved. Furthermore, these Portfolios may incur additional operating expenses during periods of frequently changing asset mix ranges.


ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO--INVESTMENT POLICIES

The Alliance Conservative Investors Portfolio attempts to achieve its investment objective by allocating varying portions of its assets to high quality, publicly traded fixed income securities (including money market instruments and cash) and publicly traded common stocks and other equity securities of U.S. and non-U.S. issuers. All fixed income securities held by the Portfolio will be of investment grade. This means that they will be in one of the top four rating categories assigned by S&P or Moody's Investors Service, Inc. ("Moody's"). The Portfolio may invest in the types of equity securities in which the Alliance Common Stock Portfolio may invest, including convertible securities. No more than 15% of the Portfolio's assets will be invested in securities of non-U.S. issuers. See "Investment Techniques--Foreign Securities and Currencies," below.

The Portfolio will at all times hold at least 40% of its assets in investment grade fixed income securities, each having a duration, as determined by Alliance, that is less than that of a 10-year Treasury bond (the "Fixed Income Core"). Duration is a measure that relates the price volatility of a bond to changes in interest rates. The duration of a bond is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. In some cases, Alliance's calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates, in the case of mortgage-backed or asset-backed securities, and foreign and domestic interest rates). As of December 31, 1997, the duration of a 10-year Treasury bond was considered by Alliance to be 7.3 years.

The Portfolio is generally expected to hold approximately 70% of its assets in fixed income securities (including the Fixed Income Core) and 30% in equity securities. Actual asset mixes will be adjusted in response to economic and credit market cycles. The fixed income asset class will always comprise at least 50%, but never more than 90%, of the Portfolio's total assets. The equity class will always comprise at least 10%, but never more than 50%, of the Portfolio's total assets.


ALLIANCE BALANCED PORTFOLIO--INVESTMENT POLICIES

The Alliance Balanced Portfolio attempts to achieve its objective by investing varying portions of its assets in publicly-traded equity and debt securities and money market instruments. The Alliance Balanced Portfolio attempts to achieve long-term growth of capital by investing in common stock and other equity-type instruments. It will try to achieve a competitive level of current income and capital appreciation through investments in publicly traded debt securities and a high level of current income through investments in money market instruments.

The portion of the Alliance Balanced Portfolio's assets invested in each type of security will vary in accordance with economic conditions, the general level of common stock prices, interest rates and other



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relevant considerations, including the risks associated with each investment medium. Although the Alliance Balanced Portfolio will seek to reduce the risks associated with any one investment medium by utilizing a variety of investments, performance will depend upon Alliance's ability to assess accurately and react to changing market conditions.

The Alliance Balanced Portfolio will at all times hold at least 25% of its assets in fixed income securities (including, for these purposes, that portion of the value of securities convertible into common stock which is attributable to the fixed income characteristics of those securities, as well as money market instruments). The Portfolio's equity securities will always comprise at least 25%, but never more than 75%, of the Portfolio's total assets. Consequently, the Portfolio will have "Core Holdings" of at least 25% fixed income securities and 25% equity securities. Over time, holdings by the Portfolio are currently expected to average approximately 50% in fixed income securities and approximately 50% in equity securities. Actual asset mixes will be adjusted in response to economic and credit market cycles.

The equity securities invested in by the Alliance Balanced Portfolio will consist of the types of securities in which the Alliance Common Stock Portfolio may invest. The money market securities will consist of the types of securities and credit quality in which the Alliance Money Market Portfolio may invest. The debt securities will consist principally of bonds, notes, debentures and equipment trust certificates. The Portfolio may also buy debt securities with equity features such as conversion or exchange rights or warrants for the acquisition of stock or participations based on revenues, rates or profits. These debt securities will principally be investment grade securities rated at least Baa by Moody's or BBB by S&P, or will be issued or guaranteed by the U.S. Government, its agencies or instrumentalities. If such Baa or BBB debt securities held by the Portfolio fall below those ratings, the Portfolio will not be obligated to dispose of them and may continue to hold them if Alliance considers them appropriate investments under the circumstances. In addition, the Alliance Balanced Portfolio may at times hold some of its assets in cash. The Portfolio may invest up to 20% of its total assets in foreign securities. See "Investment Techniques--Foreign Securities and Currencies," below. The Portfolio may make secured loans of up to 50% of its total portfolio securities. See "Investment Techniques--Securities Lending," below. The Alliance Balanced Portfolio may write covered call and put options and may purchase call and put options on all the types of securities in which it may invest, as well as securities indexes and foreign currencies. The Alliance Balanced Portfolio may also purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon. See "Investment Techniques--Options," "Investment Techniques--Futures" and "Investment Techniques--Risk Factors in Options and Futures," below.

ALLIANCE GROWTH INVESTORS PORTFOLIO--INVESTMENT POLICIES

The Alliance Growth Investors Portfolio attempts to achieve its investment objective by allocating varying portions of its assets to a number of asset classes. Equity investments will include both exchange-traded and over-the-counter common stocks and equity-type securities, which may include preferred stock and convertible securities, and may include securities issued by intermediate- and small-sized companies that, in the opinion of Alliance, have favorable growth prospects. More risk is associated with investment in intermediate and small-sized companies because they are often dependent on limited product lines, financial resources or management groups. They may be more vulnerable to competition from larger companies with greater resources and to economic conditions affecting their market sector. Intermediate- and small-sized companies may be new, without long business or management histories, and perceived by the market as unproven. Their securities may be held primarily by insiders or institutional investors, and may trade infrequently or in limited volume. The prices of these stocks often fluctuate more than those of larger, more established companies. Fixed income investments will include investment grade fixed income securities (including cash and money market instruments) as well as securities that have a high current yield and that are either rated in the lower categories by nationally recognized statistical rating organizations ("NRSROs") (i.e., Baa or lower by Moody's or BBB or lower by S&P) or are unrated. For a discussion of the risks associated with investment in these higher yielding securities, see "Investment Techniques--Fixed Income Securities"; and "Investment Techniques--Risk Factors of Lower Rated Fixed Income Securities," below. For the fiscal year ended December 31, 1997, approximately 19% of the Portfolio was invested in fixed income securities. No more than 30% of the Portfolio's assets will be invested in securities of non-U.S. issuers. See "Investment Techniques--Foreign Securities and Currencies," below.

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The Portfolio will at all times hold at least 40% of its assets in publicly traded common stocks and other equity securities of the type purchased by the Alliance Common Stock Portfolio (the "Equity Core"). The Portfolio is generally expected to hold approximately 70% of its assets in equity securities (including the Equity Core) and 30% in fixed income securities. Actual asset mixes will be adjusted in response to economic and credit market cycles. The fixed income asset class will always comprise at least 10%, but never more than 60%, of the Portfolio's total assets. The equity class will always comprise at least 40%, but never more than 90%, of the Portfolio's total assets.


THE EQUITY SERIES



ALLIANCE GROWTH AND INCOME PORTFOLIO--INVESTMENT POLICIES

The Alliance Growth and Income Portfolio seeks to maintain a portfolio yield above that of issuers comprising the S&P 500 Index and to achieve (in the long run) a rate of growth in portfolio income that exceeds the rate of inflation. The Alliance Growth and Income Portfolio will generally invest in common stocks of "blue chip" issuers, i.e., those (1) which have a total market capitalization of at least $1 billion, (2) which pay periodic dividends, and
(3) whose common stock is in the highest four issuer ratings for S&P (i.e., A+, A, A- or B+) or Moody's (i.e., High Grade, Investment Grade, Upper Medium Grade or Medium Grade) or, if unrated, is determined to be of comparable quality by Alliance. It is expected that on average the dividend rate of these issuers will exceed the average rate of issuers constituting the S&P 500 Index.

The Alliance Growth and Income Portfolio may invest without limit in securities convertible into common stocks, which include convertible bonds, convertible preferred stocks and convertible warrants. The Alliance Growth and Income Portfolio may invest up to 30% of its total assets in high yield, high risk convertible securities rated at the time of purchase below investment grade (i.e., rated Ba or lower by Moody's or BB or lower by S&P or determined by the Trust's investment adviser to be of comparable quality). Convertible securities normally provide a yield that is higher than that of the underlying stock but lower than that of a fixed income security without the convertible feature. Also, the price of a convertible security will normally vary to some degree with changes in the price of the underlying common stock, although in some market conditions the higher yield tends to make the convertible security less volatile than the underlying common stock. In addition, the price of a convertible security will also vary to some degree inversely with interest rates. For additional discussion of the risks associated with investment in lower-rated securities, see "Investment Techniques--Fixed Income Securities" and "Investment Techniques--Risk Factors of Lower Rated Fixed Income Securities," below. For more information concerning the bond ratings assigned by Moody's and S&P, see Appendix A.

The Alliance Growth and Income Portfolio does not expect to invest more than 25% of its total assets in foreign securities, although it may do so without limit. It may enter into foreign currency futures contracts (and related options), forward foreign currency exchange contracts and options on currencies for hedging purposes. See "Investment Techniques--Forward Foreign Currency Exchange Contracts," below.

The Alliance Growth and Income Portfolio may write covered call and put options on securities and securities indexes for hedging purposes or to enhance its return and may purchase call and put options on securities and securities indexes for hedging purposes. The Alliance Growth and Income Portfolio may also purchase and sell securities index futures contracts and may write and purchase options thereon for hedging purposes. See "Investment Techniques--Options," "Investment Techniques--Futures," and "Investment Techniques--Risk Factors in Options and Futures," below.

For temporary defensive purposes, the Alliance Growth and Income Portfolio may invest in certain money market instruments. See "Investment Techniques--Certain Money Market Instruments," below.


ALLIANCE EQUITY INDEX PORTFOLIO--INVESTMENT POLICIES

The Alliance Equity Index Portfolio's investment objective is to seek a total return before expenses that approximates the total return of the S&P 500 Composite Stock Price Index (the "Index"), including reinvestment of dividends, at a risk level consistent with that of the Index. The Index is a widely publicized


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index that tracks 500 companies traded on the New York and American Stock
Exchanges and in the over-the-counter market. It is weighted by market value so that each company's stock influences the Index in proportion to its market importance. While most issuers are among the 500 largest U.S. companies in terms of aggregate market value, some other stocks are included by S&P for purposes of diversification. The value of the Index may change over time due to a variety of factors, including economic factors and events affecting issuers included in the Index.

In managing the Alliance Equity Index Portfolio, the Trust's investment adviser will not utilize customary economic, financial or market analyses or other traditional investment techniques. Rather, the investment adviser will use proprietary modeling techniques to construct a portfolio that it believes will, in the aggregate, approximate the performance results of the Index. The investment adviser will first select from the largest capitalization securities in the Index on a capitalization-weighted basis. Generally, the largest capitalization securities reasonably track the Index because the Index is significantly influenced by a small number of securities. However, selecting securities on the basis of their capitalization alone would distort the Alliance Equity Index Portfolio's industry diversification, and therefore economic events could potentially have a dramatically different impact on the performance of the Alliance Equity Index Portfolio from that of the Index. Recognizing this fact, the modeling techniques also consider industry diversification when selecting investments for the Alliance Equity Index Portfolio. The investment adviser also seeks to diversify the Alliance Equity Index Portfolio's assets with respect to market capitalization. As a result, the Alliance Equity Index Portfolio will include securities of smaller and medium-sized capitalization companies in the Index.

Although the modeling techniques are intended to produce a portfolio whose performance approximates that of the Index (before expenses), there can be no assurance that these techniques will reduce "tracking error" (i.e., the difference between the Alliance Equity Index Portfolio's investment results (before expenses) and the Index's). Tracking error may arise as a result of brokerage costs, fees and operating expenses and a lack of correlation between the Alliance Equity Index Portfolio's investments and the Index.

Cash may be accumulated in the Alliance Equity Index Portfolio until it reaches approximately 1% of the value of the Alliance Equity Index Portfolio at which time such cash will be invested in common stocks as described above. Accumulation of cash increases tracking error. The Alliance Equity Index Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally falling. Also, adverse performance of a stock will ordinarily not result in its elimination from the Alliance Equity Index Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Alliance Equity Index Portfolio holds cash, the Alliance Equity Index Portfolio may from time to time buy and hold futures contracts on the Index and options on such futures contracts. See "Investment Techniques--Futures" and "Investment Techniques--Risk Factors in Options and Futures," below. The contract value of futures contracts purchased by the Alliance Equity Index Portfolio plus the contract value of futures contracts underlying call options purchased by the Alliance Equity Index Portfolio will not exceed 20% of the Alliance Equity Index Portfolio's total assets.

The Alliance Equity Index Portfolio may seek to increase income by lending securities with a value of up to 50% of its total assets to brokers-dealers. See "Investment Techniques--Securities Lending," below.


ALLIANCE COMMON STOCK PORTFOLIO--INVESTMENT POLICIES

The Alliance Common Stock Portfolio attempts to achieve its investment objective by investing primarily in common stocks and other equity-type securities that Alliance believes will share in the growth of the nation's economy over a long period.

Most of the time, the Alliance Common Stock Portfolio will invest primarily in common stocks that are listed on national securities exchanges. Smaller amounts will be invested in stocks that are traded over-the-counter and in other equity-type securities (such as preferred stocks or convertible debt


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instruments). Current income is an incidental consideration. The Alliance
Common Stock Portfolio generally will not invest more than 20% of its total assets in foreign securities. See "Investment Techniques--Foreign Securities and Currencies," below.

If, in light of economic conditions and the general level of common stock prices, it appears that the Portfolio's investment objective will not be met by using all its assets to buy equities, the Alliance Common Stock Portfolio may also use part of its assets to make nonequity investments. These could include buying securities such as nonparticipating and nonconvertible preferred stocks and certain fixed income securities. Fixed income securities will include investment grade bonds and debentures and money market instruments, as well as securities that have a high current yield because they are either rated in the lower categories by NRSROs (i.e., Baa or lower by Moody's or BBB or lower by S&P) or are unrated. For a discussion of the risks associated with investment in these higher yielding securities, see "Investment Techniques--Fixed Income Securities" and "Investment Techniques--Risk Factors of Lower Rated Fixed Income Securities," below. For the fiscal year ended December 31, 1997, less than 1% of the average assets of the Portfolio were invested in higher yielding securities.

The Alliance Common Stock Portfolio may make temporary investments in money market instruments of the same type and credit quality as those in which the Alliance Money Market Portfolio may invest. The Portfolio may make secured loans of up to 50% of its total portfolio securities. See "Investment Techniques--Securities Lending," below. The Alliance Common Stock Portfolio may write covered call and put options and may buy call and put options on individual common stocks and other equity-type securities, securities indexes, and foreign currencies. The Portfolio may also purchase and sell stock index and foreign currency futures contracts and options thereon. See "Investment Techniques--Options," "Investment Techniques--Futures," and "Investment Techniques--Risk Factors in Options and Futures," below.

ALLIANCE GLOBAL PORTFOLIO--INVESTMENT POLICIES

The Alliance Global Portfolio attempts to achieve its objective by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in established non-U.S. companies that, in the opinion of Alliance, have prospects for growth, as well as in securities issued by United States companies. These non-U.S. companies may have operations in the United States, in their country of incorporation or in other countries. The Alliance Global Portfolio intends to diversify investments among several countries and to have represented in the Portfolio business activities in not less than three different countries (including the United States). For temporary or defensive purposes, the Alliance Global Portfolio may at times invest substantially all of its assets in securities issued by U.S. companies or in cash or cash equivalents, including money market instruments issued by foreign entities.

The Alliance Global Portfolio may invest in any type of security including, but not limited to, shares, preferred or common, as well as shares of mutual funds which invest in foreign securities, bonds and other evidences of indebtedness, and other securities of issuers wherever organized and governments and their political subdivisions. Although no particular proportion of stocks, bonds or other securities is required to be maintained, the Alliance Global Portfolio intends under normal conditions to invest in equity securities. The Portfolio may make secured loans of up to 50% of its total portfolio securities. See "Investment Techniques--Securities Lending," below. The Alliance Global Portfolio may write covered call and put options and may purchase call and put options on individual equity securities, securities indexes, and foreign currencies. The Alliance Global Portfolio may also purchase and sell stock index, foreign currency and interest rate futures contracts and options on such contracts, as well as forward foreign currency exchange contracts. See "Investment Techniques--Options," "Investment Techniques--Forward Foreign Currency Exchange Contracts," "Investment Techniques--Futures," and "Investment Techniques--Risk Factors in Options and Futures," below.

Risk Factors. For a discussion of the risks associated with investments in foreign securities, see "Investment Techniques--Foreign Securities and Currencies," below.

ALLIANCE INTERNATIONAL PORTFOLIO--INVESTMENT POLICIES

The Alliance International Portfolio attempts to achieve its objective by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in non-U.S. companies


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or foreign governmental enterprises that, in the opinion of Alliance, have prospects for growth. These non-U.S. companies may have operations in the United States, in their country of incorporation and/or in other countries. The Alliance International Portfolio intends to have represented in the Portfolio business activities in not less than three different countries and may invest anywhere in the world, including Europe, Canada, Australia, Asia, Latin America and Africa. The Alliance International Portfolio may purchase securities of developing countries, which include, among others, Mexico, Brazil, Hong Kong, India, Poland, Turkey and South Africa. The Alliance International Portfolio intends to diversify investments among several countries, although for temporary defensive purposes, the Alliance International Portfolio may at times invest substantially all of its assets in securities issued by a single major developed country (e.g., the United States) or in cash or cash equivalents, including money market instruments issued by that country.

The Alliance International Portfolio may invest in any type of investment grade, fixed income security including, but not limited to, preferred stock, convertible securities, bonds, notes and other evidences of indebtedness of foreign issuers, including obligations of foreign governments. The Alliance International Portfolio may also establish and maintain temporary cash balances in U.S. and foreign short-term high-grade money market instruments for defensive purposes or to take advantage of buying opportunities. Although no particular proportion of stocks, bonds or other securities is required to be maintained, the Alliance International Portfolio intends under normal market conditions to invest primarily in equity securities. The Alliance International Portfolio may make loans of up to 50% of its portfolio securities. See "Investment Techniques--Securities Lending," below. The Alliance International Portfolio may write covered call and put options and may purchase call and put options on individual equity securities, securities indexes, and foreign currencies. See "Investment Techniques--Options," below. The Alliance International Portfolio may also purchase and sell stock index, foreign currency and interest rate futures contracts and options on such contracts, as well as forward foreign currency exchange contracts. See "Investment Techniques--Forward Foreign Currency Exchange Contracts," "Investment Techniques--Futures," and "Investment Techniques--Risk Factors in Options and Futures," below.

Risk Factors. For a discussion of the risks associated with investments in foreign securities, see "Investment Techniques--Foreign Securities and Currencies," below.


ALLIANCE AGGRESSIVE STOCK PORTFOLIO--INVESTMENT POLICIES

The Alliance Aggressive Stock Portfolio attempts to achieve its objective by investing primarily in common stocks and other equity-type securities issued by intermediate- and small-sized companies that, in the opinion of Alliance, have favorable growth prospects. The Alliance Aggressive Stock Portfolio may also invest a portion of its assets in securities of companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations and less widely known companies.

If, in light of economic conditions, it appears that the Alliance Aggressive Stock Portfolio's objective will not be achieved primarily through investments in common stocks, the Portfolio may also invest in other equity-type securities (such as preferred stocks and convertible debt instruments) and protective options. Under certain market conditions, the Alliance Aggressive Stock Portfolio may also invest in corporate fixed income securities, which will generally be investment grade, or invest part of its assets in cash or cash equivalents for liquidity or defensive purposes, including money market instruments rated at least Prime-1 by Moody's or A-1 by S&P. The Alliance Aggressive Stock Portfolio may invest no more than 20% of its total assets in foreign securities. See "Investment Techniques--Foreign Securities and Currencies," below. The Portfolio may make secured loans of up to 50% of its total portfolio securities. See "Investment Techniques--Securities Lending," below. The Alliance Aggressive Stock Portfolio may write covered call options and may purchase call and put options on individual equity securities, securities indexes and foreign currencies. The Alliance Aggressive Stock Portfolio may also purchase and sell stock index and foreign currency futures contracts and options thereon. See "Investment Techniques--Options," "Investment Techniques--Futures" and "Risk Factors in Options and Futures," below.

Risk Factors. More risk is associated with investment in intermediate- and small-sized companies, because they are often dependent on limited product lines, financial resources or management groups. They may be more vulnerable to competition from larger companies with greater resources and to


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economic conditions affecting their market sector. Intermediate- and small-sized companies may be new, without long business or management histories, and perceived by the market as unproven. Their securities may be held primarily by insiders or institutional investors, and may trade infrequently or in limited volume. The prices of these stocks often fluctuate more than those of larger more established companies.


ALLIANCE SMALL CAP GROWTH PORTFOLIO--INVESTMENT POLICIES

The Alliance Small Cap Growth Portfolio pursues its objective by investing primarily in U.S. common stocks and other equity-type securities issued by smaller companies with favorable growth prospects. The Alliance Small Cap Growth Portfolio may also invest a portion of its assets in securities of companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations and less widely known companies.

The Alliance Small Cap Growth Portfolio may also invest in equity-type securities other than common stocks (such as preferred stocks and convertible debt instruments) and in protective options if it is Alliance's judgment that, in light of economic conditions, such investments offer the Alliance Small Cap Growth Portfolio better prospects for achieving its objective. Under certain market conditions, the Small Cap Growth Portfolio may also invest in corporate fixed income securities, which will generally be investment grade, or invest part of its assets in cash or cash equivalents for liquidity or defensive purposes, including money market instruments rated at least Prime-1 by Moody's or A-1 by S&P. The Alliance Small Cap Growth Portfolio will not invest more than 20% of its net asset value, measured at the time of investment, in securities principally traded on foreign securities markets (other than commercial paper). See "Investment Techniques--Foreign Securities and Currencies," below. The Alliance Small Cap Growth Portfolio may make secured loans of up to 50% of its total portfolio securities. See "Investment Techniques--Securities Lending," below. The Alliance Small Cap Growth Portfolio may write covered call options and may purchase call and put options on individual equity securities, securities indexes and foreign currencies. The Alliance Small Cap Growth Portfolio may also purchase and sell stock index and foreign currency futures contracts and options thereon. See "Investment Techniques--Forward Commitments and When-Issued and Delayed Delivery Securities," "Investment Techniques--Options," "Investment Techniques--Futures," and "Investment Techniques--Risk Factors in Options and Futures," below.

Under current SEC guidelines, for so long as the Portfolio has the words "Small Cap" in its name, it is required, under normal market conditions, to invest at least 65% of its total assets in securities of smaller capitalization companies (currently considered by Alliance to mean companies with market capitalization at or below $2 billion).

Risk Factors. More risk is associated with investment in small-sized companies, because they tend to be often dependent on limited product lines, financial resources or management groups. They tend to be more vulnerable to competition from larger companies with greater resources and to economic conditions affecting their market sector. Small-sized companies may be new, without long business or management histories, and perceived by the market as unproven. Their securities may be held primarily by insiders or institutional investors, and may trade infrequently or in limited volume. The prices of these stocks often fluctuate more than those of larger, more established companies.


THE FIXED INCOME SERIES
-----------------------


ALLIANCE MONEY MARKET PORTFOLIO--INVESTMENT POLICIES

The Alliance Money Market Portfolio attempts to achieve its objective by investing primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The instruments in which the Portfolio invests include: (1) marketable obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities (collectively, the "U.S. Government"); (2) certificates of deposit, bankers' acceptances, bank notes, time deposits and interest bearing savings deposits issued or guaranteed by (a) domestic banks (including their foreign branches) or savings and loan associations having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation ("FDIC") in the case of banks, or insured by the FDIC, in the case of savings and loan associations or (b) foreign banks (either by their foreign or U.S. branches) having total assets of at least


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$5 billion and having an issue of either commercial paper rated at least A-1 by
S&P or Prime-1 by Moody's or long term debt rated at least AA by S&P or Aa by Moody's; (3) commercial paper (rated at least A-1 by S&P or Prime-1 by Moody's or, if not rated, issued by domestic or foreign companies having outstanding debt securities rated at least AA by S&P or Aa by Moody's) and participation interests in loans extended by banks to such companies; (4) mortgage-backed securities and asset-backed securities; (5) corporate debt obligations with remaining maturities of less than one year, rated at least AA by S&P or Aa by Moody's, as well as corporate debt obligations rated at least A by S&P or Moody's, provided the corporation also has outstanding an issue of commercial paper rated at least A-1 by S&P or Prime-1 by Moody's; (6) floating rate or master demand notes; and (7) repurchase agreements covering securities issued or guaranteed by the U.S. Government (see "Investment Techniques--Repurchase Agreements," below). Time deposits with maturities greater than seven days are considered to be illiquid securities.

Investments by the Alliance Money Market Portfolio are limited to those which present minimal credit risk. If a security held by the Alliance Money Market Portfolio is no longer deemed to present minimal credit risk, the Alliance Money Market Portfolio will dispose of the security as soon as practicable unless the Trustees determine that such action would not be in the best interest of the Portfolio. Purchases of securities that are unrated must be ratified by the Trustees of the Trust. Because the market value of debt obligations fluctuates as an inverse function of changing interest rates, the Portfolio seeks to minimize the effect of such fluctuations by investing only in instruments with a remaining maturity of 397 calendar days or less at the time of investment, except for obligations of the U.S. Government, which may have a remaining maturity of 762 calendar days or less. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Alliance Money Market Portfolio may invest up to 20% of its total assets in U.S. dollar-denominated foreign money market instruments. See "Investment Techniques--Foreign Securities and Currencies," below. The Portfolio may make secured loans of up to 50% of its total portfolio securities. See "Investment Techniques--Securities Lending," below.


ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO--INVESTMENT POLICIES

The Alliance Intermediate Government Securities Portfolio attempts to achieve its investment objective by investing primarily in debt securities issued or guaranteed as to the timely payment of principal and interest by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government Securities"). The Alliance Intermediate Government Securities Portfolio may also invest in repurchase agreements and forward commitments related to U.S. Government Securities. The Portfolio may seek to enhance its current return and may seek to hedge against changes in interest rates by engaging in transactions involving related options, futures and options on futures.

The Alliance Intermediate Government Securities Portfolio expects that under normal market conditions it will invest at least 80% of its total assets in U.S. Government Securities and repurchase agreements and forward commitments relating to U.S. Government Securities. U.S. Government Securities include, without limitation, the following:

    o U.S. Treasury Bills--Direct obligations of the U.S. Treasury which are issued in maturities of one year or less. No interest is paid on Treasury Bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

    o U.S. Treasury Notes--Direct obligations of the U.S. Treasury issued in maturities which vary between one and ten years, with interest payable every six months. They are backed by the full faith and credit of the U.S. Government.

    o U.S. Treasury Bonds--These direct obligations of the U.S. Treasury are issued in maturities more than ten years from the date of issue, with interest payable every six months. They are backed by the full faith and credit of the U.S. Government.

    o "Ginnie Maes"--Ginnie Maes are debt securities issued by a mortgage banker or other mortgagee and represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veteran's Administration. The Government National Mortgage Association ("GNMA") guarantees the timely



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      payment of principal and interest. Ginnie Maes, although not direct obligations of the U.S. Government, are guaranteed by the U.S. Treasury.

   o "Fannie Maes"--The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA and supported by FNMA's right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury. Fannie Maes are not backed by the full faith and credit of the U.S. Government.

    o "Freddie Macs"--The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. Government, issues participation certificates ("PCs") which represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

    o Governmental Collateralized Mortgage Obligations--These are securities issued by a U.S. Government instrumentality or agency which are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. See "Other Investments," below.

    o "Sallie Maes"--The Student Loan Marketing Association ("SLMA") is a government-sponsored corporation owned entirely by private stockholders that provides liquidity for banks and other institutions engaged in the Guaranteed Student Loan Program. These loans are either directly guaranteed by the U.S. Treasury or guaranteed by state agencies and reinsured by the U.S. Government. SLMA issues both short term notes and longer term public bonds to finance its activities.

The Portfolio may also invest in "zero coupon" U.S. Government Securities which have been stripped of their unmatured interest coupons and receipts or in certificates representing undivided interests in such stripped U.S. Government Securities and coupons. These securities tend to be more volatile than other types of U.S. Government Securities.

Guarantees of the Portfolio's securities by the U.S. Government or its agencies or instrumentalities guarantee only the payment of principal at maturity and interest when due on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of the Alliance Intermediate Government Securities Portfolio's shares.

The Portfolio buys and sells securities with a view to maximizing current return without, in the view of Alliance, undue risk to principal. Potential capital gains resulting from possible changes in interest rates will not be a major consideration. The Portfolio may take full advantage of a wide range of maturities of U.S. Government Securities and may adjust the dollar-weighted average maturity of its portfolio from time to time, depending on Alliance's assessment of relative yields on securities of different maturities and the expected effect of future changes in interest rates on the market value of the securities held by the Portfolio. However, at all times, each instrument held by the Portfolio will have either a final maturity of not more than ten years or a duration, as determined by Alliance, not exceeding that of a 10-year Treasury note. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. In some cases, Alliance's calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates, in the mortgage-backed or asset-backed securities, and foreign and domestic interest rates). As of December 31, 1997, the duration of a 10-year Treasury bond was considered by Alliance to be 7.3 years. The Portfolio may also invest a substantial portion of its assets in money market instruments. See "Investment Techniques--Certain Money Market Instruments," below.

It is a fundamental policy of the Alliance Intermediate Government Securities Portfolio that under normal market conditions it will invest at least 65% of its total assets in U.S. Government Securities and repurchase agreements and forward commitments relating to U.S. Government Securities.


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Other Investments. The Alliance Intermediate Government Securities Portfolio
may also purchase collateralized mortgage obligations ("CMOs") issued by non-governmental issuers and securities issued by a real estate mortgage investment conduits ("REMICs"). See "Investment Techniques--Mortgage-Backed and Asset-Backed Securities," below. The Alliance Intermediate Government Securities Portfolio will purchase only CMOs only if they collateralized by U.S. Government Securities. However, CMOs issued by entities other than U.S. Government agencies or instrumentalities and securities issued by REMICs are not considered U.S. Government Securities for purposes of the investment policies of the Alliance Intermediate Government Securities Portfolio even though the CMOs may be collateralized by U.S. Government Securities. Such securities will generally be investment grade. In the event such securities fall below investment grade, the Portfolio will not be obligated to dispose of such securities and may continue to hold such securities if, in the opinion of Alliance, such investment is appropriate under the circumstances.

In order to enhance its current return and to reduce fluctuations in net asset value, the Portfolio may write call and put options on U.S. Government Securities which are "covered" as described herein and may purchase call and put options on U.S. Government Securities. The Portfolio may also enter into interest rate futures contracts with respect to U.S. Government Securities, and may write and purchase options thereon. See "Investment Techniques--Options" and "Investment Techniques--Futures," below.

The Portfolio may also enter into forward commitments for the purchase of U.S. Government Securities, purchase such securities on a when-issued or delayed delivery basis, make secured loans of its portfolio securities without limitation and enter into repurchase agreements with respect to U.S. Government Securities with commercial banks and registered broker-dealers. See "Investment Techniques--Forward Commitments and When-Issued and Delayed Delivery Securities," below.

The Portfolio may make short sales involving either securities retained in the Portfolio's portfolio or securities which the Portfolio has the absolute right to acquire without additional consideration.

Special Considerations. U.S. Government Securities are considered among the safest of fixed income investments. As a result, however, their yields are generally lower than the yields available from corporate debt securities. As with other mutual funds, the value of the Portfolio's shares will fluctuate with the value of its investments. The value of the Portfolio's investments will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of U.S. Government Securities generally rise. Conversely, during periods of rising interest rates, the values of U.S. Government Securities generally decline. In an effort to preserve the capital of the Portfolio when interest rates are generally rising, the investment adviser may shorten the average maturity of the U.S. Government Securities in the Portfolio's portfolio. Because the principal values of U.S. Government Securities with shorter maturities are less affected by rising interest rates, a portfolio with a shorter average maturity will generally diminish less in value during such periods than a portfolio of longer average maturity. Because U.S. Government Securities with shorter maturities generally have a lower yield to maturity, however, the Portfolio's current return based on its net asset value will generally be lower as a result of such action than it would have been had such action not been taken. Ginnie Maes and other mortgage-backed or mortgage-related securities in which the Portfolio invests may not be an effective means of "locking in" favorable long-term interest rates since the Portfolio must reinvest scheduled and unscheduled principal payments relating to such securities. At the time principal payments or prepayments are received by the Portfolio and reinvested, prevailing interest rates may be higher or lower than the Portfolio's current yield.

At times when the Portfolio has written call options, its ability to profit from declining interest rates will be limited. Any resulting appreciation in the value of the Portfolio would likely be partially or wholly offset by the losses on call options written by the Portfolio. The termination of option positions under such conditions would result in the realization of capital losses, which would reduce the amounts available for distribution to shareholders.


ALLIANCE QUALITY BOND PORTFOLIO--INVESTMENT POLICIES

The Alliance Quality Bond Portfolio expects to invest in readily marketable securities with relatively attractive yields, but which do not, in the opinion of Alliance, involve undue risk of loss of capital. The Alliance Quality Bond Portfolio will follow a policy of investing at least 65% of its total assets in securities


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which are rated at the time of purchase at least Baa by Moody's or BBB by S&P, or in unrated fixed income securities determined by Alliance to be of comparable quality. In the event that the credit rating of a security held by the Alliance Quality Bond Portfolio falls below investment grade (or, in the case of unrated securities, Alliance determines that the quality of such security has deteriorated below investment grade), the Alliance Quality Bond Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of Alliance, such investment is appropriate in the circumstances. The Alliance Quality Bond Portfolio will also seek to maintain an average aggregate quality rating of its portfolio securities of at least A (Moody's and S&P). For more information concerning the bond ratings assigned by Moody's and S&P, see Appendix A.

The Alliance Quality Bond Portfolio has complete flexibility as to the types of securities in which it will invest and the relative proportions thereof, and the Alliance Quality Bond Portfolio plans to vary the proportions of its holdings of long- and short-term fixed income securities (including debt securities, convertible debt securities and U.S. Government obligations) and preferred stocks in order to reflect Alliance's assessment of prospective cyclical changes even if such action may adversely affect current income.

The Alliance Quality Bond Portfolio may invest in foreign securities. The Alliance Quality Bond Portfolio will not invest more than 20% of its total assets in securities denominated in currencies other than the U.S. dollar. See "Investment Techniques--Foreign Securities and Currencies," below. The Alliance Quality Bond Portfolio may enter into foreign currency futures contracts (and related options), forward foreign currency exchange contracts and options on foreign currencies for hedging purposes. See "Investment Techniques--Forward Foreign Currency Exchange Contracts," below.

For temporary defensive purposes, the Alliance Quality Bond Portfolio may invest in certain money market instruments. See "Investment Techniques--Certain Money Market Instruments," below.

The Alliance Quality Bond Portfolio may purchase put and call options and write covered put and call options on securities it may purchase. The Alliance Quality Bond Portfolio also intends to write covered call options for cross-hedging purposes. A call option is for cross-hedging purposes if it is designed to provide a hedge against a decline in value of another security which the Portfolio owns or has the right to acquire. See "Investment Techniques--Options," below.

Interest Rate Transactions. The Alliance Quality Bond Portfolio may seek to protect the value of its investments from interest rate fluctuations by entering into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio. The Alliance Quality Bond Portfolio may also enter into these transactions to protect against an increase in the price of securities the Portfolio anticipates purchasing at a later date. The Alliance Quality Bond Portfolio intends to use these transactions as a hedge and not as a speculative investment. Interest rate swaps involve the exchange by the Alliance Quality Bond Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

The Alliance Quality Bond Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis depending on whether it is hedging its assets or its liabilities, and will only enter into such swaps, caps and floors on a net basis, i.e., the two payment streams are netted out, with the Alliance Quality Bond Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Alliance Quality Bond Portfolio's obligations over its entitlements with respect to each interest rate swap, cap or floor will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the custodian. The Alliance Quality Bond Portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured


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senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one NRSRO at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Alliance Quality Bond Portfolio will have contractual remedies pursuant to the agreements related to the transaction. Caps and floors are relatively recent innovations which may be illiquid.

Zero Coupon Securities. To the extent consistent with its investment objective, the Alliance Quality Bond Portfolio may invest in "zero coupon" securities, which are debt securities that have been stripped of their unmatured interest coupons, and receipts or certificates representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder during its life. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. The Alliance Quality Bond Portfolio may also invest in "pay-in-kind" debentures (i.e., debt obligations the interest on which may be paid in the form of additional obligations of the same type rather than cash) which have characteristics similar to zero coupon securities.

The Alliance Quality Bond Portfolio may invest in collateralized mortgage obligations or CMOs. See "Investment Techniques--Mortgage-Backed and Asset-Backed Securities," below. The Portfolio may purchase and sell interest rate futures contracts and options thereon and may make loans of securities with a value of up to 50% of its total assets. See "Investment Techniques--Futures," "Investment Techniques--Risk Factors in Options and Futures" and "Investment Techniques--Securities Lending," below.


ALLIANCE HIGH YIELD PORTFOLIO--INVESTMENT POLICIES

The Alliance High Yield Portfolio attempts to achieve its objective by investing primarily in a diversified mix of high yield, fixed income securities, which generally involve greater volatility of price and risk of principal and income than high quality fixed income securities.

Ordinarily, the Portfolio will invest a portion of its assets in fixed income securities which have a high current yield and that are either rated in the lower categories of NRSROs (i.e., rated Baa or lower by Moody's or BBB or lower by S&P) or are unrated. The Portfolio may also make temporary investments in money market instruments of the same type as the Alliance Money Market Portfolio. The Portfolio will not invest more than 10% of its total assets in
(i) fixed income securities which are rated lower than B3 or B- or their equivalents by one NRSRO or if unrated are of equivalent quality as determined by Alliance, and (ii) money market instruments of any entity which has an outstanding issue of unsecured debt that is rated lower than B3 or B- or their equivalents by an NRSRO or if unrated is of equivalent quality as determined by Alliance; however, this restriction will not apply to (i) fixed income securities which, in the opinion of Alliance, have similar characteristics to securities which are rated B3 or higher by Moody's or B- or higher by S&P, or
(ii) money market instruments of any entity that has an unsecured issue of outstanding debt which, in the opinion of Alliance, has similar characteristics to securities which are so rated. See Appendix B, "Description of Bond Ratings," for a description of each rating category. In the event that any securities held by the Alliance High Yield Portfolio fall below those ratings, the Portfolio will not be obligated to dispose of such securities and may continue to hold such securities if, in the opinion of Alliance, such investment is considered appropriate under the circumstances.

For the fiscal year ended December 31, 1997, the approximate percentages of the Portfolio's average assets invested in securities of each rating category, determined on a dollar weighted basis, were as follows: 10% in securities rated AAA or its equivalent, 6.8% in securities rated BB or its equivalent, 69.2% in securities rated B or its equivalent and 4% in securities rated CCC or its equivalent. Of these securities, 90% were rated by an NRSRO and 10% were unrated. All of the unrated securities were considered by the investment adviser to be of comparable quality to the Portfolio's investments rated by an NRSRO.

The Portfolio may also invest in fixed income securities which are providing high current yields because of risks other than credit, such as prepayment risks, in the case of mortgage-backed securities, or currency risks, in the case of non-U.S. dollar denominated foreign securities. The Portfolio may also be invested


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in common stocks and other equity-type securities (such as convertible debt securities). See "Investment Techniques--Fixed Income Securities" and "Investment Techniques--Risk Factors of Lower Rated Fixed Income Securities," below.

The Alliance High Yield Portfolio will attempt to maximize current income by taking advantage of market developments, yield disparities and variations in the creditworthiness of issuers. Substantially all of the Portfolio's investments will be income producing. The Portfolio will use various strategies in attempting to achieve its objective. The Portfolio may make secured loans of its portfolio securities without limitation. See "Investment Techniques--Securities Lending," below. In order to enhance its current return and to reduce fluctuations in net asset value, the Portfolio may write covered call and put options and may purchase call and put options on individual fixed income securities, securities indexes and foreign currencies. The Portfolio may also purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon. See "Investment Techniques--Options," "Investment Techniques--Futures," and "Risk Factors in Options and Futures," below.


INVESTMENT TECHNIQUES

The Portfolios have the flexibility to invest, within limits, in a variety of instruments designed to enhance their investment capabilities. All of the Portfolios, other than the Alliance Equity Index Portfolio, may make investments in repurchase agreements, and all of the Portfolios may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Portfolios, other than the Alliance Money Market and the Alliance Equity Index Portfolios, may write (i.e., sell) covered put and call options and buy put and call options on securities and securities indexes. The Portfolios, other than the Alliance Money Market, Alliance Equity Index and Alliance Intermediate Government Securities Portfolios, may also write covered put and call options and buy put and call options on foreign currencies. The Alliance Balanced, Alliance Common Stock, Alliance Aggressive Stock, Alliance Small Cap Growth, Alliance High Yield, Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Growth Investors, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance Growth and Income and Alliance Equity Index Portfolios may buy and sell exchange-traded financial futures contracts, and options thereon. A brief description of certain of these investment instruments and their risks appears below. More detailed information is to be found in the SAI.


MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

The Portfolios, other than the Alliance Equity Index Portfolio, may invest in mortgage-backed securities, which are mortgage loans made by banks, savings and loan institutions and other lenders that are assembled into pools, that are (i) issued by an agency of the U.S. Government (such as GNMA) whose securities are guaranteed by the U.S. Treasury, (ii) issued by an instrumentality of the U.S. Government (such as FNMA) whose securities are supported by the instrumentality's right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury, though not backed by the full faith and credit of the U.S. Government itself, or (iii) collateralized by U.S. Treasury obligations or U.S. Government agency securities. Interests in such pools are described in this prospectus as mortgage-backed securities. The Portfolios, other than the Equity Index Portfolio, may invest in (i) mortgage-backed securities, including GNMA, FNMA and FHLMC certificates, (ii) CMOs that are issued by non-governmental entities and collateralized by U.S. Treasury obligations or by U.S. Government agency or instrumentality securities, (iii) REMICs and (iv) other asset-backed securities. Other asset-backed securities (unrelated to mortgage loans) may include securities such as certificates for automobile receivables ("CARS") and credit card receivable securities ("CARDS") as well as other asset-backed securities that may be developed in the future.

The rate of return on mortgage-backed securities, such as GNMA, FNMA and FHLMC certificates and CMOs, and, to a lesser extent, asset-backed securities may be affected by early prepayment of principal on the underlying loans or receivables. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to predict with certainty the average life of a particular mortgage


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pool or pool of loans or receivables. Reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on mortgage-backed securities and, to a lesser extent, asset-backed securities will vary based upon the prepayment experience of the underlying pool of mortgages or pool of loans or receivables.

The fixed rate mortgage-backed and asset-backed securities in which the Alliance Money Market Portfolio invests will have remaining maturities of less than one year. The Portfolios may also invest in floating or variable rate mortgage-backed and asset-backed securities on the same terms as they may invest in floating or variable rate notes, described below under "Certain Money Market Instruments."


CERTAIN MONEY MARKET INSTRUMENTS

All of the Portfolios may invest in money market instruments, including certificates of deposit, time deposits, bankers' acceptances, bank notes and other short-term debt obligations issued by commercial banks or savings and loan associations ("S&Ls"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions.

The Portfolios, other than the Alliance Equity Index Portfolio, may also invest in commercial paper, meaning short-term, unsecured promissory notes issued by corporations to finance their short-term credit needs. In addition, these Portfolios may invest in variable or floating rate notes. Variable and floating rate notes provide for automatic establishment of a new interest rate at fixed periodic intervals (e.g., daily or monthly) or whenever some specified interest rate changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to some other objective measure such as the U.S. Treasury bill rate. Many floating rate notes have put or demand features which allow the holder to put the note back to the issuer or the broker who sold it at certain specified times and upon notice. Floating rate notes without such a put or demand feature, or in which the notice period is greater than seven days, may be considered illiquid securities.


FIXED INCOME SECURITIES

Fixed income securities include preferred and preference stocks and all types of debt obligations of both domestic and foreign issuers (such as bonds, debentures, notes, equipment lease certificates, equipment trust certificates, conditional sales contracts, commercial paper, mortgage-backed securities and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

Corporate debt securities may bear fixed, contingent or variable rates of interest and may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer or participation based on revenues, sales or profits or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).


RISK FACTORS OF LOWER RATED FIXED INCOME SECURITIES

Fixed income investments that have a high current yield and that are either rated in the lower categories by NRSROs (i.e., Baa or lower by Moody's or BBB or lower by S&P) or are unrated but of comparable quality are known as "junk bonds" and are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in medium and lower quality bonds involves greater investment risk, achievement of a Portfolio's investment objective will be more dependent on Alliance's analysis than would be the case if that Portfolio were investing in higher quality bonds. Medium and lower quality bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. For example, a projected economic downturn or the possibility of an increase in interest rates could cause a decline in high yield bond prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals or obtain additional financing. In addition, the secondary trading market for medium and lower quality


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bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult for the Portfolio to value accurately certain portfolio securities. Further, as with many corporate bonds (including investment grade issues), there is the risk that certain high yield bonds containing redemption or call provisions may be called by the issuers of such bonds in a declining interest rate market, and the relevant Portfolio would then have to replace such called bonds with lower yielding bonds, thereby decreasing the net investment income to the Portfolio. Prepayment of mortgages underlying mortgage-backed securities, even though these securities will generally be rated in the higher categories of NRSROs, may also reduce their current yield and total return. However, Alliance intends to invest in these securities only when the potential benefits to a Portfolio are deemed to outweigh the risks.


REPURCHASE AGREEMENTS

In repurchase agreements, a Portfolio buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a future date. During the term of the repurchase agreement, the Portfolio's custodian retains the securities subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the securities subject to the agreement and requires the seller to deposit with the Portfolio's custodian collateral equal to any amount by which the market value of the securities subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. The creditworthiness of sellers is determined by Alliance, subject to the direction of and review by the Board of Trustees. Such transactions afford an opportunity for the Portfolio to earn a fixed rate of return on available cash at minimal market risk, although the Portfolio may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase. The staff of the SEC currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities. No Portfolio will enter into a repurchase agreement if as a result more than 15% (10% in the case of the Alliance Money Market Portfolio) of the Portfolio's net assets would be invested in "illiquid securities."


LOAN ASSIGNMENTS AND PARTICIPATIONS

The Alliance High Yield Portfolio may invest in participations and assignments of loans to corporate, governmental, or other borrowers originally made by institutional lenders or lending syndicates. These investments are subject to the same risks associated with fixed income securities generally. For example, loans to foreign governments will involve a risk that the governmental entities responsible for the repayment of the loan may be unable, or unwilling, to pay interest and repay principal when due. In addition, loan participations and assignments are often not rated and may also be less liquid than other debt interests.

Even if the loans are secured, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Also, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Portfolio could be held liable as a co-lender.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement, and the Portfolio will generally have to rely on the agent to apply appropriate credit remedies against a borrower. Consequently, loan participations may also be adversely affected by the insolvency of the lending bank or other intermediary.


FORWARD COMMITMENTS AND WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Portfolios may enter into forward commitments for the purchase or sale of securities and may purchase and sell securities on a when-issued or delayed delivery basis. Forward commitments and when- issued or delayed delivery transactions arise when securities are purchased or sold by a Portfolio with payment and delivery taking place in the future in order to secure what Alliance considers to be an


--------------------------------------------------------------------------------
The Hudson River Trust
advantageous price or yield to the Portfolio at the time of entering into the transaction. However, the market value of such securities may be more or less than the purchase price payable at settlement. No payment or delivery is made by the Portfolio until it receives delivery or payment from the other party to the transaction. When a Portfolio engages in forward commitments or when-issued or delayed delivery transactions, the Portfolio relies on the other party to consummate the transaction. Failure to consummate the transaction may result in the Portfolio missing the opportunity of obtaining an advantageous price or yield. Forward commitments and when-issued and delayed delivery transactions are generally expected to settle within four months from the date the transactions are entered into, although the Portfolio may close out its position prior to the settlement date. The Portfolio's custodian will maintain, in a segregated account of the Portfolio, liquid assets having a value equal to or greater than the Portfolio's purchase commitments; the custodian will likewise segregate securities sold under a forward commitment or on a delayed delivery basis. A Portfolio will sell on a forward settlement basis only securities it owns or has the right to acquire.


OPTIONS

The Portfolios, other than the Alliance Money Market and Alliance Equity Index Portfolios, may write (sell) covered put and call options and buy put and call options, including options relating to individual securities and securities indexes. The Portfolios, other than the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may also write covered put and call options and buy put and call options on foreign currencies.

A call option is a contract that gives to the holder the right to buy a specified amount of the underlying security at a fixed or determinable price (called the exercise or strike price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security at a fixed or determinable price upon exercise of the option. In the case of index options, exercises are settled through the payment of cash rather than the delivery of property. A call option on a security will be considered covered, for example, if the Portfolio holds the security upon which the option is written. The Portfolios may write call options on securities or securities indexes for the purpose of increasing their return or to provide a partial hedge against a decline in the value of their portfolio securities or both. The Portfolios may write put options on securities or securities indexes in order to earn additional income or (in the case of put options written on individual securities) to purchase the underlying security at a price below the current market price. If a Portfolio writes an option which expires unexercised or is closed out by the Portfolio at a profit, it will retain all or part of the premium received for the option, which will increase its gross income. If the option is exercised, the Portfolio will be required to sell or purchase the underlying security at a disadvantageous price, or, in the case of index options, deliver an amount of cash, which loss may only be partially offset by the amount of premium received. Each of the Portfolios noted above may also purchase put or call options on securities and securities indexes in order to hedge against changes in interest rates or stock prices which may adversely affect the prices of securities that the Portfolio wants to purchase at a later date, to hedge its existing investments against a decline in value, or to attempt to reduce the risk of missing a market or industry segment advance. In the event that the expected changes in interest rates or stock prices occur, the Portfolio may be able to offset the resulting adverse effect on the Portfolio by exercising or selling the options purchased. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise or liquidation of the option. Unless the price of the underlying security or level of the securities index changes by an amount in excess of the premium paid, the option may expire without value to the Portfolio. See "Risk Factors in Options and Futures," below.

Options purchased or written by the Portfolios may be traded on the national securities exchanges or negotiated with a dealer. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, such options are subject to the risk that the counterparty may fail to meet its obligations to the Fund, and it may be difficult to enter into closing transactions with respect to such options. Such options, and the securities used as "cover" for such options, may be considered illiquid securities.


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                                                          The Hudson River Trust

In instances in which a Portfolio has entered into agreements with primary dealers with respect to the over-the-counter options it has written, and such agreements would enable the Portfolio to have an absolute right to repurchase at a pre-established formula price the over-the-counter option written by it, the Portfolio would treat as illiquid securities only the amount equal to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.

The Portfolios, except the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. Such investment strategies will be used as a hedge and not for speculation. As in the case of other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies may be traded on the national securities exchanges or in the over-the-counter market. As described above, options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, such options are subject to the risk that the counterparty may fail to meet its obligations to the Fund, and it may be difficult to enter into closing transactions with respect to options traded over-the-counter.


FUTURES

The Alliance High Yield, Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Growth Investors, Alliance Intermediate Government Securities, Alliance Balanced and Alliance Quality Bond Portfolios may each purchase and sell futures contracts and related options on debt securities and on indexes of debt securities to hedge against anticipated changes in interest rates that might otherwise have an adverse effect on the value of their assets or assets they intend to acquire. In addition, each Portfolio listed above (except the Alliance Intermediate Government Securities and Alliance Quality Bond Portfolios) as well as the Alliance Common Stock, Alliance Aggressive Stock, Alliance Small Cap Growth and Alliance Growth and Income Portfolios may purchase and sell stock index futures contracts and related options to hedge the equity portion of its assets or equity assets it intends to acquire with regard to market risk (as distinguished from stock-specific risk). In the case of the Alliance Equity Index Portfolio, futures contracts and related options on the S&P 500 Index may be purchased in order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error. As described below under "Foreign Securities and Currencies," the Alliance High Yield, Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Growth Investors, Alliance Balanced, Alliance Common Stock, Alliance Aggressive Stock, Alliance Small Cap Growth, Alliance Quality Bond and Alliance Growth and Income Portfolios may each enter into futures contracts and related options on foreign currencies in order to limit its exchange rate risk. All futures contracts and related options will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). All of the Portfolios, except the Alliance Money Market Portfolio, may enter into futures contracts and buy and sell related options without limitation, except as noted below. Pursuant to regulations of the CFTC which provide an exemption from registration as a commodity pool operator, a Portfolio will not purchase or sell futures contracts or options on futures contracts unless either (i) the futures contracts or options thereon are for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (ii) the sum of amounts of initial margin deposits and premiums required to establish non-hedging positions would not exceed 5% of the Portfolio's liquidation value. In addition, the contract value of futures contracts purchased by the Alliance Equity Index Portfolio plus the contract value of futures contracts underlying call options purchased by the Alliance Equity Index Portfolio will not exceed 20% of the Alliance Equity Index Portfolio's total assets. When a Portfolio purchases or sells a futures contract or writes a put or call option on a futures contract,


--------------------------------------------------------------------------------
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                                       24
the Portfolio will segregate with its custodian liquid assets (less any related margin deposits) equal to the cost of the futures contract it intends to sell or purchase to insure that such futures positions are not leveraged, or may otherwise cover such positions.


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

All the Portfolios, except the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may enter into contracts for the purchase or sale of a specific currency at a future date at a price set at the time of the contract.

Generally, such forward contracts will be for a period of less than three months. The Portfolios will enter into forward contracts for hedging purposes only. These transactions will include forward purchases or sales of foreign currencies for the purpose of protecting the U.S. dollar value of securities denominated in a foreign currency or protecting the U.S. dollar equivalent of interest or dividends to be paid on such securities. Forward contracts are traded in the inter-bank market, and not on organized commodities or securities exchanges.


RISK FACTORS IN OPTIONS AND FUTURES

To the extent a hedging transaction is effective, it will protect the value of the securities or currencies which are hedged but may reduce or eliminate the potential for gain. The effectiveness of a hedge depends, among other things, on the correlation between the price movements of the hedging vehicle and the hedged items, but these correlations generally are imperfect. A hedging transaction may produce a loss as a result of such imperfect correlations or for other reasons. The risks of trading futures contracts also include the risks of inability to effect closing transactions or to do so at favorable prices; consequently, losses from investing in futures contracts are potentially unlimited. The risks of option trading include possible loss of the entire premium on purchased options and inability to effect closing transactions at favorable prices. The extent to which a Portfolio can benefit from investments involving options and futures contracts may also be limited by various tax rules. Favorable results from options and futures transactions may depend on the investment adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors.


FOREIGN SECURITIES AND CURRENCIES

All of the Portfolios, except the Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may invest in foreign securities. For these purposes, "foreign securities" are securities of foreign issuers that are not traded in U.S. markets. Each of the Portfolios, except the Alliance Intermediate Government Securities Portfolio, may invest in American depositary receipts and securities of foreign issuers that are traded in U.S. markets. These securities may involve certain of the risks described below for foreign securities.

Investments in foreign securities may involve a higher degree of risk because of limited publicly available information, non-uniform accounting, auditing and financial standards, reduced levels of government regulation of foreign securities markets, difficulties and delays in transaction settlements, lower liquidity and greater volatility, withholding or confiscatory taxes, changes in currency exchange rates, currency exchange control regulations and restrictions on and the costs associated with the exchange of currencies and expropriation, nationalization or other adverse political or economic developments. It may also be more difficult to obtain and enforce a judgment against a foreign issuer or enterprise and there may be difficulties in effecting the repatriation of capital invested abroad. In addition, banking, securities and other business operations abroad may not be subject to regulation as rigorous as that applicable to similar activities in the United States. Further, there may be restrictions on foreign investment in some countries. Special tax considerations apply to foreign securities, and foreign brokerage commissions and other fees are generally higher than in the United States.

The Portfolios may buy and sell foreign currencies principally for the purpose of preserving the value of foreign securities or in anticipation of purchasing foreign securities.


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                                                          The Hudson River Trust

SECURITIES LENDING

For purposes of realizing additional income, each Portfolio may lend securities with a value of up to 50% of its total assets to broker-dealers approved by the Board of Trustees. In addition, the Alliance High Yield and Alliance Intermediate Government Securities Portfolios may each make secured loans of its portfolio securities without restriction. Any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by Alliance to be of good standing and will not be made unless, in the judgment of Alliance, the consideration to be earned from such loans would justify the risk.


PORTFOLIO TURNOVER

Portfolio turnover rates are set forth under "Financial Highlights." These rates of portfolio turnover may be greater than those of most other investment companies. A high rate of portfolio turnover involves correspondingly greater brokerage and other expenses than a lower rate, which must be borne by the Portfolio.


CERTAIN INVESTMENT RESTRICTIONS

The following restrictions apply to all of the Portfolios, unless otherwise stated, and are fundamental. Unless permitted by law, they will not be changed for any Portfolio without a vote of that Portfolio's shareholders. Additional investment restrictions appear in the SAI.

The Alliance High Yield and Alliance Intermediate Government Securities Portfolios may make secured loans of portfolio securities or cash without limitation. None of the other Portfolios will make loans, except that each such Portfolio may make loans of portfolio securities not exceeding 50% of the value of that Portfolio's total assets. This restriction does not prevent a Portfolio from purchasing debt obligations in which a Portfolio may invest consistent with its investment policies, or from buying government obligations, short-term commercial paper or publicly traded debt, including bonds, notes, debentures, certificates of deposit, and equipment trust certificates, nor does this restriction apply to loans made under insurance policies or through entry into repurchase agreements to the extent they may be viewed as loans.

Each Portfolio, except as noted below, elects not to "concentrate" investments in an industry, as that concept is defined under applicable federal securities laws. In general, this means that no Portfolio will make an investment in an industry if that investment would make the Portfolio's holdings in that industry exceed 25% of the Portfolio's total assets. However, this restriction does not apply to investments by the Alliance Money Market Portfolio in certificates of deposit or securities issued and guaranteed by domestic banks. Furthermore, the U.S. Government, its agencies and instrumentalities are not considered members of any industry for purposes of this restriction.

Each Portfolio intends to be "diversified," as that term is defined under applicable federal securities laws. In general, this means that no Portfolio will make an investment unless, when considering all its other investments, 75% of the value of the Portfolio's assets would consist of cash, cash items, U.S. Government securities, securities of other investment companies and other securities. For the purposes of this restriction, "other securities" are limited for any one issuer to not more than 5% of the value of the Portfolio's total assets and to not more than 10% of the issuer's outstanding voting securities.

As a matter of operating policy, except as noted below, the Alliance Money Market Portfolio will invest no more than 5% of the value of its total assets, at the time of acquisition, in the securities of any one issuer, other than obligations of the U.S. Government, its agencies and instrumentalities. However, the Alliance Money Market Portfolio may invest up to 25% of the value of its total assets in First Tier Securities (as defined in Rule 2a-7 under the Investment Company Act of 1940) of a single issuer for a period of up to three business days after the purchase of such securities. The Alliance Money Market


--------------------------------------------------------------------------------
The Hudson River Trust

Portfolio will also not (i) invest more than 5% of the value of its total assets, at time of acquisition, in Second Tier Securities (as defined in Rule 2a-7 under the Investment Company Act of 1940) or (ii) invest more than the greater of 1% of the value of the Portfolio's total assets or $1,000,000, at the time of acquisition, in Second Tier Securities of a single issuer.


MANAGEMENT OF THE TRUST

THE BOARD OF TRUSTEES


The Board of Trustees is responsible for the management of the business and affairs of the Trust as provided in the laws of the Commonwealth of Massachusetts and the Trust's Agreement and Declaration of Trust and By-laws.


THE INVESTMENT ADVISER


Alliance, the main office of which is located at 1345 Avenue of the Americas, New York, New York 10105, serves as investment adviser to the Trust pursuant to an investment advisory agreement, relating to each of the Portfolios, between the Trust and Alliance. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable.


Alliance is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act"). Alliance, a leading international investment adviser, acts as an investment adviser to various separate accounts and general accounts of Equitable and other affiliated insurance companies. Alliance also provides investment advisory and management services to other investment companies and to endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.


Alliance manages the day-to-day investment operations of the Trust and exercises responsibility for the investment and reinvestment of the Trust's assets. Alliance provides, without charge, personnel to the Trust to render such clerical, administrative and other services, other than investor services or accounting services, as the Trust may request.


The advisory fee payable by the Trust is at the following annual percentages of the value of each Portfolio's daily average net assets:



                                                       FIRST          NEXT          NEXT          NEXT
                                                   $750 MILLION   $750 MILLION   $1 BILLION   $2.5 BILLION    THEREAFTER
                                                  -------------- -------------- ------------ -------------- -------------
Alliance International ..........................      0.900%         0.825%        0.800%        0.780%        0.770%
Alliance Global .................................      0.675%         0.600%        0.550%        0.530%        0.520%
Alliance Aggressive Stock .......................      0.625%         0.575%        0.525%        0.500%        0.475%
Alliance Common Stock ...........................      0.475%         0.425%        0.375%        0.355%        0.345%*
Alliance Growth and Income ......................      0.550%         0.525%        0.500%        0.480%        0.470%
Alliance Small Cap Growth .......................      0.900%         0.850%        0.825%        0.800%        0.775%
Alliance Growth Investors .......................      0.550%         0.500%        0.450%        0.425%        0.400%
Alliance Balanced ...............................      0.450%         0.400%        0.350%        0.325%        0.300%
Alliance Conservative Investors .................      0.475%         0.425%        0.375%        0.350%        0.325%
Alliance High Yield .............................      0.600%         0.575%        0.550%        0.530%        0.520%
Alliance Quality Bond ...........................      0.525%         0.500%        0.475%        0.455%        0.445%
Alliance Intermediate Government Securities .....      0.500%         0.475%        0.450%        0.430%        0.420%
Alliance Equity Index ...........................      0.325%         0.300%        0.275%        0.255%        0.245%
Alliance Money Market ...........................      0.350%         0.325%        0.300%        0.280%        0.270%

* On assets in excess of $10 billion, the management fee for the Alliance Common Stock Portfolio is reduced to 0.335% of average daily net assets.


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                                                          The Hudson River Trust

THE PORTFOLIO MANAGERS

THE ASSET ALLOCATION SERIES
---------------------------


ALLIANCE CONSERVATIVE INVESTORS, ALLIANCE BALANCED AND ALLIANCE GROWTH INVESTORS PORTFOLIOS

Robert G. Heisterberg has been the person principally responsible for the Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios' investment programs since February 12, 1996. Mr. Heisterberg, a Senior Vice President of Alliance and Global Economic Policy Analysis, has been associated with Alliance since 1977.


THE EQUITY SERIES
-----------------


ALLIANCE GROWTH AND INCOME PORTFOLIO

Paul Rissman and W. Theodore Kuck have been the persons principally responsible for the Alliance Growth and Income Portfolio's investment program, Mr. Rissman since 1996 and Mr. Kuck since the Portfolio's inception. Mr. Rissman, a Senior Vice President of Alliance, has been associated with Alliance since 1989. Mr. Kuck, a Vice President of Alliance, has been associated with Alliance since 1971.*


ALLIANCE EQUITY INDEX PORTFOLIO

Judith A. DeVivo has been the person principally responsible for the Alliance Equity Index Portfolio's investment program since its inception. Ms. DeVivo, a Vice President of Alliance, has been associated with Alliance since 1970.


ALLIANCE COMMON STOCK PORTFOLIO

Tyler J. Smith has been the person principally responsible for the Alliance Common Stock Portfolio's investment program since 1977. Mr. Smith, a Senior Vice President of Alliance, has been associated with Alliance since 1970.*


ALLIANCE GLOBAL AND ALLIANCE INTERNATIONAL PORTFOLIOS

Bruce Calvert and Ronald L. Simcoe have been the persons principally responsible for the Alliance Global Portfolio's investment program, Mr. Calvert since 1998 and Mr. Simcoe since 1988; and the Alliance International Portfolio's investment program, Mr. Calvert since 1998 and Mr. Simcoe since its inception. Mr. Calvert, the Vice Chairman and Chief Investment Officer of Alliance, has been associated with Alliance since 1973. Mr. Simcoe, a Vice President of Alliance, has been associated with Alliance since 1978.*


ALLIANCE AGGRESSIVE STOCK PORTFOLIO

Alden M. Stewart and Randall E. Haase have been the persons principally responsible for the Alliance Aggressive Stock Portfolio's investment program since 1993. Mr. Stewart, an Executive Vice President of Alliance, has been associated with Alliance since 1970.* Mr. Haase, a Senior Vice President of Alliance, has been associated with Alliance since 1988.*


ALLIANCE SMALL CAP GROWTH PORTFOLIO

Michael F. Gaffney has been the person principally responsible for the Alliance Small Cap Growth Portfolio's investment program since its inception. Mr. Gaffney, a Senior Vice President of Alliance, has been associated with Alliance since 1987.*


THE FIXED INCOME SERIES
-----------------------


ALLIANCE MONEY MARKET PORTFOLIO

Raymond J. Papera has been the person principally responsible for the Alliance Money Market Portfolio's investment program since 1990. Mr. Papera, a Senior Vice President of Alliance, has been associated with Alliance since 1990.*


--------------------------------------------------------------------------------
The Hudson River Trust

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

Patricia J. Young and Jeffrey S. Phlegar have been the persons principally responsible for the Alliance Intermediate Government Securities Portfolio's investment program, Ms. Young since 1995 and Mr. Phlegar since 1997. Ms. Young, a Senior Vice President of Alliance, has been associated with Alliance since 1992. Mr. Phlegar, a Senior Vice President of Alliance, has been associated with Alliance since 1988.


ALLIANCE QUALITY BOND PORTFOLIO

Matthew Bloom has been the person principally responsible for the Alliance Quality Bond Portfolio's investment program since 1995. Mr. Bloom, a Senior Vice President of Alliance, has been associated with Alliance since 1989.


ALLIANCE HIGH YIELD PORTFOLIO


Wayne C. Tappe has been the person principally responsible for the Alliance High Yield Portfolio's investment program since 1995. Mr. Tappe, a Senior Vice President of Alliance, has been associated with Alliance since 1987.*



----------------
* Prior to July 22, 1993, with Equitable Capital Management Corporation ("Equitable Capital"). On that date Alliance acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.


THE TRUST'S EXPENSES


The Trust pays all of its operating expenses not specifically assumed by Alliance. The expenses borne by the Trust include or could include taxes; brokerage commissions; interest charges; securities lending fees; fees and expenses of the registration or qualification of a Portfolio's securities under federal or state securities laws; fees of the Portfolio's custodian, transfer agent, independent accountants and legal counsel; all expenses of shareholders' and trustees' meetings; all expenses of the preparation, typesetting, printing and mailing to existing shareholders of prospectuses, prospectus supplements, statements of additional information, proxy statements, and annual and semi-annual reports; any proxy solicitor's fees and expenses; costs of fidelity bonds and Trustees' liability insurance premiums as well as extraordinary expenses such as indemnification payments or damages awarded in litigation or settlements made; any membership fees of the Investment Company Institute and similar organizations; costs of maintaining the Trust's corporate existence and the compensation of Trustees who are not directors, officers, or employees of Alliance or its affiliates. The following table, reflecting the Trust's estimated expenses, is, for each Portfolio other than Alliance Balanced Portfolio and Alliance Quality Bond Portfolio, based on information for Class IB shares for the year ended December 31, 1997 and has been restated to reflect
(i) the fees that would have been paid to Alliance if the present advisory agreement had been in effect as of January 1, 1997 and (ii) estimated accounting expenses for the year ended December 31, 1997. For Alliance Balanced Portfolio and Alliance Quality Bond Portfolio, estimated expenses shown are based on information for Class IA shares for the year ended December 31, 1997, restated to reflect the Rule 12b-1 distribution fees payable with respect to Class IB shares, as well as (i) and (ii) above.






                                                                          ALLIANCE
                              ALLIANCE                      ALLIANCE       GROWTH       ALLIANCE      ALLIANCE     ALLIANCE
                            CONSERVATIVE      ALLIANCE       GROWTH         AND          EQUITY        COMMON      SMALL CAP
                              INVESTORS       BALANCED     INVESTORS       INCOME        INDEX         STOCK        GROWTH
TYPE OF EXPENSE               PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
------------------------   --------------   -----------   -----------   -----------   -----------   -----------   ----------
Investment Advisory
 Fees ..................         0.48%          0.42%         0.52%         0.55%         0.32%         0.37%         0.90%
12b-1 Fees .............         0.25%          0.25%         0.25%         0.25%         0.25%         0.25%         0.25%
Other Expenses .........         0.07%          0.05%         0.05%         0.04%         0.04%         0.03%         0.05%
                                 ----           ----          ----          ----          ----          ----          ----
Total Expenses .........         0.80%          0.72%         0.82%         0.84%         0.61%         0.65%         1.20%
                                 ====           ====          ====          ====          ====          ====          ====


--------------------------------------------------------------------------------
                                                          The Hudson River Trust

                                                                 ALLIANCE
                                       ALLIANCE     ALLIANCE   INTERMEDIATE    ALLIANCE    ALLIANCE
                           ALLIANCE   AGGRESSIVE     MONEY      GOVERNMENT     QUALITY       HIGH       ALLIANCE
                            GLOBAL       STOCK       MARKET     SECURITIES       BOND       YIELD     INTERNATIONAL
TYPE OF EXPENSE           PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO
------------------------ ----------- ------------ ----------- -------------- ----------- ----------- --------------
Investment Advisory
 Fees ..................     0.65%        0.54%       0.35%         0.50%        0.53%       0.60%         0.90%
12b-1 Fees .............     0.25%        0.25%       0.25%         0.25%        0.25%       0.25%         0.25%
Other Expenses .........     0.08%        0.03%       0.04%         0.06%        0.05%       0.04%         0.18%
                             ----         ----        ----          ----         ----        ----          ----
Total Expenses .........     0.98%        0.82%       0.64%         0.81%        0.83%       0.89%         1.33%
                             ====         ====        ====          ====         ====        ====          ====


Actual investment advisory fees, other expenses and total expenses for the period ended December 31, 1997 were as follows:




                                                            ALLIANCE
                              ALLIANCE        ALLIANCE       GROWTH        ALLIANCE       ALLIANCE      ALLIANCE
                            CONSERVATIVE       GROWTH          AND          EQUITY         COMMON      SMALL CAP
                              INVESTORS      INVESTORS       INCOME          INDEX         STOCK         GROWTH
TYPE OF EXPENSE              PORTFOLIO*      PORTFOLIO     PORTFOLIO*     PORTFOLIO*     PORTFOLIO     PORTFOLIO*
------------------------   --------------   -----------   ------------   ------------   -----------   -----------
Investment Advisory
 Fees ..................         0.48%          0.52%          0.55%          0.33%         0.36%         0.90%
12b-1 Fees .............         0.25%          0.25%          0.25%          0.25%         0.25%         0.20%
Other Expenses .........         0.07%          0.05%          0.03%          0.04%         0.03%         0.05%
                                 ----           ----           ----           ----          ----          ----
Total Expenses .........         0.80%          0.82%          0.83%          0.62%         0.64%         1.15%
                                 ====           ====           ====           ====          ====          ====




                                                                         ALLIANCE
                                           ALLIANCE       ALLIANCE     INTERMEDIATE      ALLIANCE
                             ALLIANCE     AGGRESSIVE       MONEY        GOVERNMENT         HIGH         ALLIANCE
                              GLOBAL         STOCK         MARKET       SECURITIES        YIELD       INTERNATIONAL
TYPE OF EXPENSE             PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO*      PORTFOLIO      PORTFOLIO*
------------------------   -----------   ------------   -----------   --------------   -----------   --------------
Investment Advisory
 Fees ..................       0.63%          0.53%         0.35%           0.50%          0.60%           0.90%
12b-1 Fees .............       0.25%          0.25%         0.25%           0.25%          0.25%           0.25%
Other Expenses .........       0.09%          0.03%         0.03%           0.06%          0.03%           0.23%
                               ----           ----          ----            ----           ----            ----
Total Expenses .........       0.97%          0.81%         0.63%           0.81%          0.88%           1.38%
                               ====           ====          ====            ====           ====            ====


* Annualized expenses for the period May 1, 1997 to December 31, 1997.

TRANSACTIONS WITH AFFILIATES



In December 1984, Equitable acquired Donaldson, Lufkin & Jenrette, Inc. ("DLJ"). A DLJ subsidiary, Donaldson, Lufkin & Jenrette Securities Corporation, is one of the nation's largest investment banking and securities firms. Another DLJ subsidiary, Autranet, Inc., is a securities broker that markets independently originated research to institutions. Through the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation, DLJ supplies security execution and clearance services to financial intermediaries including broker-dealers and banks. To the extent permitted by law, the Trust may engage in securities and other transactions with the above entities or may invest in shares of the investment companies with which those entities have affiliations. The Investment Company Act generally prohibits the Trust from engaging in securities transactions with DLJ or its affiliates, as principal, unless pursuant to an exemptive order from the SEC. The Trust may apply for such exemptive relief. The Trust has adopted procedures, prescribed by Section 17(e)(2)(A) of the Investment Company Act and Rule 17e-1 thereunder, which are reasonably designed to provide that any commissions it pays to DLJ or its affiliates do not exceed the usual and customary broker's commission. In addition, the Trust will adhere to Section 11(a) of the Securities Exchange Act of 1934 and any applicable rules thereunder governing floor trading. The Trust has adopted procedures permitting it to purchase securities, under certain restrictions prescribed by an SEC rule, in a public offering in which DLJ or an affiliate is an underwriter.



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The Hudson River Trust

YEAR 2000


Many computer software systems in use today cannot properly process date-related information relating to periods from and after January 1, 2000. Should any of the computer systems employed by the Trust's major service providers fail to process this type of information properly, that could have a negative impact on the Trust's operations and services that are provided to the Trust's shareholders. Alliance has advised the Trust that it is reviewing all of its computer systems with the goal of modifying or replacing such systems prior to January 1, 2000, to the extent necessary to foreclose any such negative impact. In addition, Alliance has been advised by the Trust's custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this prospectus, the Trust and Alliance have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio securities held by the Trust may be adversely affected by the inability of the securities' issuers or of third parties to process this type of information properly.



DESCRIPTION OF THE TRUST'S SHARES


CHARACTERISTICS

The Board of Trustees has authority to issue an unlimited number of shares of beneficial interest, without par value. The Trust is divided into fourteen portfolios, each of which has Class IA and Class IB shares. The Board of Trustees may establish additional Portfolios and additional classes of shares. Each share of each class of a Portfolio shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters on which such shares (or class of shares) shall be entitled to vote. Shareholders of each Portfolio vote together on any matter, except to the extent otherwise required by the Investment Company Act, or when the Board of Trustees of the Trust have determined that the matter affects only the interest of shareholders of one or more classes, in which case only the shareholders of such class or classes shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to each Portfolio if acted upon as provided in Rule 18f-2 under the Investment Company Act, or any successor rule, and in the Trust's Agreement and Declaration of Trust. The Trust is not required to hold annual shareholder meetings, but special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory agreement.

Under the Trust's multi-class system, shares of each class of a Portfolio represent equal pro rata interests in the assets of that Portfolio and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class shall have a different designation; (2) each class of shares shall bear its "Class Expenses"; (3) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (4) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (5) each class may have separate exchange privileges, although exchange privileges are not currently contemplated; and (6) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as "Class Expenses" by the Trust's Board of Trustees under the plan pursuant to Rule 18f-3 are currently limited to payments to the Distributor pursuant to the Distribution Plan for Class IB shares.


PURCHASE AND REDEMPTION

Class IB shares are offered at net asset value and are subject to distribution fees under the Distribution Plan. The price at which a purchase is effected is based on the next calculation of net asset value after an order is placed by an insurance company investing in the Trust. Net asset value per share is calculated for purchase and redemption of shares of each Portfolio by dividing the value of total Portfolio assets, less liabilities (including Trust expenses, which are accrued daily), by the total number of shares of that Portfolio outstanding. The net asset value per share of each Portfolio is determined each business day at 4:00 p.m. Eastern time. Values are not calculated on national business holidays.

The Trust has a distribution agreement for its Class IB shares with Equitable Distributors, Inc. (the "Distributor"), a Delaware corporation and an indirect, wholly-owned subsidiary of The Equitable Life Assurance Society of the United States located at 787 Seventh Avenue, New York, New York 10019.


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                                                          The Hudson River Trust

The Trust has adopted the Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act for the Class IB shares of the Trust. Pursuant to the Distribution Plan, the Trust compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of Trust's Class IB shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.


The Distribution Plan provides that the Trust, on behalf of each Portfolio, may pay annually up to 0.50% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of Class IB shares. However, under the distribution agreement payments to the Distributor for activities pursuant to the Distribution Plan are limited to payments at an annual rate equal to 0.25% of average daily net assets of a Portfolio, other than the Alliance Small Cap Growth Portfolio, attributable to its Class IB shares. With respect to the Alliance Small Cap Growth Portfolio, the Distributor will receive an annual fee not to exceed the lesser of (a) 0.25% of the average daily net assets of the Portfolio attributable to Class IB shares and (b) an amount that, when added to certain other expenses of the Class IB shares, would result in the ratio of expenses to average daily net assets attributable to Class IB shares equalling 1.20%. Under the terms of the Distribution Plan and the distribution agreement, each Portfolio is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.


The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Trust with respect to Class IB shares regardless of the level of expenditures by the distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to the Class IB shares of the Trust; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class IB shares of the Trust; (c) holding seminars and sales meetings designed to promote the distribution of the Trust Class IB shares; (d) obtaining information and providing explanations to wholesale and retail distributors of Contracts regarding Trust investment objectives and policies and other information about the Trust and its Portfolios, including the performance of the Portfolios; (e) training sales personnel regarding the Class IB shares of the Trust; and (f) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

All shares may be redeemed in accordance with the Trust's Agreement and Declaration of Trust and By-Laws. Class IB shares will be redeemed at their net asset value. Sales and redemptions of shares of the same class by the same shareholder on the same day will be netted. All redemption requests will be processed and payment with respect thereto will be made within seven days after tenders.

The Trust may also suspend redemption, if permitted by the Investment Company Act, for any period during which the New York Stock Exchange is closed or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemption may also be suspended during other periods permitted by the SEC for the protection of the Trust's shareholders.


HOW ASSETS ARE VALUED

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of each Portfolio are generally valued as follows, as further described in the SAI:


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The Hudson River Trust

    o Stocks and debt securities which mature in more than 60 days are valued on the basis of market quotations.

    o Foreign securities not traded directly, or in American Depositary Receipt or similar form, in the United States are valued at representative quoted prices in the currency of the country of origin. Foreign currency amounts are translated into U.S. dollars at the bid price last quoted by a composite list of major U.S. banks.

    o Short-term debt securities in the Portfolios other than the Alliance Money Market Portfolio which mature in 60 days or less are valued at amortized cost, which approximates market value. Securities held in the Alliance Money Market Portfolio are valued at prices based on equivalent yields or yield spreads.

    o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the Valuation Committee of the Board of Trustees using its best judgment.


DIVIDENDS, DISTRIBUTIONS AND TAXES

Under current federal income tax law, the Trust believes that each Portfolio is entitled, and the Trust intends that each Portfolio shall qualify each year and elect, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). As a regulated investment company, a Portfolio will not be subject to federal tax on its net investment income and net realized capital gains to the extent such income and gains are timely distributed to its insurance company shareholders. Accordingly, each Portfolio intends to distribute all of its net investment income and net realized capital gains to its shareholders. An insurance company which is a shareholder of a Portfolio will generally not be taxed on distributions from that Portfolio. All dividend distributions will be reinvested in full and fractional shares of the Portfolio to which they relate.


Although the Trust intends that it and the Portfolios will be operated so that they will have no federal income or excise tax liability, if any such liability is nevertheless incurred, the investment performance of the Portfolio or Portfolios incurring such liability will be adversely affected. In addition, Portfolios investing in foreign securities and currencies may be subject to foreign taxes which could reduce the investment performance of such Portfolios.


In addition to meeting investment diversification rules applicable to regulated investment companies under Subchapter M of the Internal Revenue Code, because the Trust funds certain types of Contracts, each Portfolio is also subject to the investment diversification requirements of Subchapter L of the Internal Revenue Code. Were any Portfolio to fail to comply with those requirements, owners of Contracts (other than "pension plan contracts") funded through the Trust would be taxed immediately on the accumulated investment earnings under their Contracts and would thereby lose any benefit of tax deferral. Compliance is therefore carefully monitored by the investment adviser.

Certain additional tax information appears in the SAI.

For more information regarding the tax implications for owners of Contracts investing in the Trust, refer to the prospectuses for those products.


INVESTMENT PERFORMANCE

Each Portfolio may illustrate in advertisements or sales materials its average annual total return, which is the rate of growth of the Portfolio that would be necessary to achieve the ending value of an investment kept in the Portfolio for the period specified and is based on the following assumptions: (1) all dividends and distributions by the Portfolio are reinvested in shares of the Portfolio at net asset value, and (2) all recurring fees are included for applicable periods.

Each Portfolio may also illustrate in advertisements or sales materials its cumulative total return for several time periods throughout the Portfolio's life based on an assumed initial investment of $1,000. Any such cumulative total return for each Portfolio will assume the reinvestment of all income dividends and capital gains distributions for the indicated periods and will include all recurring fees.


--------------------------------------------------------------------------------
                                                          The Hudson River Trust

The Alliance Money Market Portfolio may illustrate in advertisements or sales materials its yield and effective yield. The Portfolio's yield refers to income generated by an investment in the Portfolio over a 7-day period, expressed as an annual percentage rate. The Alliance Money Market Portfolio's effective yield is calculated similarly but assumes that income earned from the investment is reinvested. The Portfolio's effective yield will be slightly higher than its yield because of the compounding effect of this assumed reinvestment.


The Alliance Intermediate Government Securities, Alliance Quality Bond and Alliance High Yield Portfolios each may illustrate in advertisements or sales materials its yield based on a recent 30-day period, which reflects the income per share earned by that Portfolio's investments. The yield is calculated by dividing that Portfolio's net investment income per share during that period by the net asset value on the last day of that period and annualizing the result.


These performance figures are based on historical earnings and are not intended to indicate future performance. Nor do they reflect fees and charges imposed under the Contracts, which fees and charges will reduce such performance figures; therefore, these figures may be of limited use for comparative purposes. No Portfolio will use information concerning its investment performance in advertisements or sales materials unless appropriate information concerning the relevant separate account is also included.



























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The Hudson River Trust

                                   APPENDIX A


DESCRIPTION OF BOND RATINGS

Bonds are considered to be "investment grade" if they are in one of the top four ratings.

S&P's ratings are as follows:

    o Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

    o Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

    o Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

    o Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

    o Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

    o The rating C1 is reserved for income bonds on which no interest is being paid.

    o Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.


Moody's ratings are as follows:

    o Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    o Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

    o Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

    o Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


--------------------------------------------------------------------------------
                                                          The Hudson River Trust

    o Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


    o Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


    o Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


    o Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.


    o Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its rating category.


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The Hudson River Trust

                                  APPENDIX B


PERFORMANCE INFORMATION


The following tables provide performance results for The Hudson River Trust Portfolios, net of investment management fees and direct operating expenses of the Trust, together with comparative benchmarks, including both unmanaged market indexes and universes of managed portfolios. The unmanaged market indexes do not reflect any asset-based charges for investment management or other expenses, which are inapplicable to these benchmarks. The rates of return shown for the Portfolios are not an estimate or guarantee of future investment performance and do not take into account charges applicable to the Contracts or imposed at the separate account level. The ultimate change in Contract values will depend not only on the performance of the Portfolios at the underlying Trust level, but also on the insurance and administrative charges, applicable sales charges, and the mortality and expense risk charge applicable under such Contracts. These Contract charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.


The Lipper averages are contained in Lipper's survey of the performance of a large number of mutual funds. This survey is published by Lipper Analytical Services, Inc., a firm recognized for its reporting of performance of actively managed funds. According to Lipper, performance data are presented net of investment management fees, direct operating expenses and, for funds with Rule 12b-1 plans, asset-based sales charges. Performance data for funds which assess sales charges in other ways do not reflect deductions for sales charges. Performance data shown for the Portfolios does not reflect deduction for sales charges (which are assessed at the policy level). This means that to the extent that asset-based sales charges deducted by some funds have lowered the Lipper averages, the performance data shown for the Portfolios appears relatively more favorable than the performance data for the Lipper averages.


The performance results presented below are based on Portfolio percent changes in net asset values with dividends and capital gains reinvested. Similarly, the market indexes have been adjusted, where necessary, to reflect the benefit of reinvestment of income, dividends and capital gains. Cumulative rates of return reflect performance over a stated period of time. Annualized rates of return represent the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period. Performance results shown for periods prior to the commencement of operations with respect to Class IB shares represent the performance of Class IA shares, restated to reflect the distribution fees payable by Class IB shares.


From time to time the Trust and/or its shareholders may include in reports or in advertising material descriptions of general economic and market conditions affecting the Trust and/or its shareholders and may compare the performance of the Trust's Portfolios with (1) that of other insurance company separate accounts, if appropriate, or mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) other appropriate indices of investment securities and averages for peer universes of funds which are described in this prospectus, or (3) data developed by the Trust and/or its shareholders derived from such indices or averages.


Each Portfolio's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. which ranks mutual funds on the basis of historical risk and total return. Morningstar rankings are calculated using the mutual fund's average annual return for certain periods and a risk factor that reflects the mutual fund's performance relative to three-month Treasury bill monthly returns. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a mutual fund as a weighted average for 3-, 5- and 10-year periods. If the fund scores in the top 10% of its class it receives 5 stars; if it falls in the next 22.5% it receives 4 stars; a place in the middle 35% earns it 3 stars; those in the next 22.5% receive 2 stars; and the bottom 10% get 1 star.


The Lehman Treasury Bond Index ("Lehman Treasury") represents an unmanaged group of securities consisting of all currently offered public obligations of the U.S. Treasury intended for distribution in the domestic market.


--------------------------------------------------------------------------------
                                                          The Hudson River Trust

The Standard and Poor's 500 Composite Stock Price Index ("S&P 500") represents an unmanaged weighted index of 500 industrial, transportation, utility, and financial companies, widely regarded by investors as representative of the stock market.

The Lehman Government/Corporate Bond Index ("Lehman Gov't Corp.") represents an unmanaged group of securities widely regarded by investors as representative of the bond market.

The Value Line Convertible Index is comprised of 585 of the most actively traded convertible bonds and preferred stocks on an unweighted basis.

The Morgan Stanley Capital International World Index ("MSCI World Index") is an arithmetic, market value-weighted average of the performance of over 1,300 securities listed on the stock exchanges of twenty foreign countries and the United States.

The Morgan Stanley Capital International EAFE Index ("MSCI EAFE") is a market capitalization weighted equity index composed of a sample of companies representative of the market structure of Europe, Australia and the Far East.

The Standard & Poor's MidCap 400 Index ("S&P 400") represents an unmanaged weighted index of 400 domestic stocks chosen for market size (median market capitalization of about $610 million), liquidity, and industry group representation.

The Russell 2000 Index consists of the smallest 2,000 securities in the Russell 3000 Index. (The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.) The Russell 2000 Index, widely regarded in the industry as the premier measure of small capitalization stocks, represents approximately 11% of the Russell 3000 Index total market capitalization.

The Lehman Intermediate Government Bond Index represents an unmanaged group of securities consisting of all United States Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

The Lehman Aggregate Bond Index is an index comprised of investment grade fixed income securities, including U.S. Treasury, mortgage-backed, corporate and "Yankee" bonds (U.S. dollar-denominated bonds issued outside the United States).

The Merrill Lynch High Yield Master Index ("ML Master") represents an unmanaged group of securities widely regarded by investors as representative of the high yield bond market.

The "blended" performance numbers (e.g., 50% S&P 400/50% Russell 2000) in all cases assume a static mix of the two indices.


The dates as of which funds were first allocated to the Portfolios are as follows: the Alliance Common Stock Portfolio on June 16, 1975; the Alliance Money Market Portfolio on July 13, 1981; the Alliance Balanced and Alliance Aggressive Stock Portfolios on January 27, 1986; the Alliance High Yield Portfolio on January 2, 1987; the Alliance Global Portfolio on August 27, 1987; the Alliance Conservative Investors and Alliance Growth Investors Portfolios on October 2, 1989; the Alliance Intermediate Government Securities Portfolio on April 1, 1991; the Alliance Quality Bond and Alliance Growth and Income Portfolios on October 1, 1993; the Alliance Equity Index Portfolio on March 1, 1994; the Alliance International Portfolio on April 3, 1995; and the Alliance Small Cap Growth Portfolio on May 1, 1997. In the "Since Inception" columns of Table I and Table II below, the performance of each Portfolio and its comparative indices is measured from the date funds were first allocated to the Portfolios, except as follows: for the Alliance Common Stock Portfolio and its comparative indices, from January 13, 1976, the date on which the unit value was established and Contract owner contributions were first accepted by the Alliance Common Stock Portfolio's separate account predecessor; for the Lipper Money Market Funds Average, from June 1, 1981; for the Lipper Balanced Funds and Small Company Growth Funds Averages, from January 1, 1986; and for the Lipper Global Funds Average, from August 28, 1987.


The Trust's Portfolios serve as the underlying investment vehicles for Contracts. Shares of these Portfolios cannot be purchased directly. Shares of the Portfolios of the Trust are purchased by corresponding investment divisions of insurance company separate accounts. Refer to the attached Contract prospectus for further information about your Contract including a description of all charges and expenses.


--------------------------------------------------------------------------------
The Hudson River Trust

                                    TABLE I


                           ANNUALIZED RATES OF RETURN
                       PERIODS ENDING DECEMBER 31, 1997



                                                                                                                       SINCE
                                                    1 YEAR     3 YEARS    5 YEARS   10 YEARS   15 YEARS   20 YEARS   INCEPTION
PORTFOLIO/Benchmarks                             ----------- ----------- --------- ---------- ---------- ---------- ----------
THE ASSET ALLOCATION SERIES
ALLIANCE CONSERVATIVE INVESTORS ................     12.97%      12.52%     8.53%        --         --         --      9.25%
Lipper Flexible Portfolio Average ..............     18.69       19.44     13.14         --         --         --     12.15
70% Lehman Treasury/30% S&P 500 ................     16.71       17.18     11.87         --         --         --     11.39
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS ......................     16.58       18.22     12.92         --         --         --     15.45
Lipper Flexible Portfolio Average ..............     18.69       19.44     13.14         --         --         --     12.15
70% S&P 500/30% Lehman Gov't Corp. .............     26.28       25.64     17.02         --         --         --     14.48
---------------------------------------------------------------------------------------------------------------------------
THE EQUITY SERIES
ALLIANCE GROWTH AND INCOME .....................     26.61       23.40        --         --         --         --     15.64
Lipper Growth & Income Funds Average ...........     27.14       26.49        --         --         --         --     18.48
75% S&P 500/25% Value Line Convertible .........     29.54       28.62        --         --         --         --     20.14
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE EQUITY INDEX ..........................     32.26       30.07        --         --         --         --     23.13
Lipper S&P 500 Index Funds Average .............     32.60       30.49        --         --         --         --     23.31
S&P 500 ........................................     33.36       31.15        --         --         --         --     23.84
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK ..........................     29.07       28.39     20.81      17.74%     17.00%     17.30%    15.58
Lipper Growth Equity Mutual Funds
 Average .......................................     25.30       25.11     16.47      15.93      14.37      15.73     15.50
S&P 500 ........................................     33.36       31.15     20.27      18.05      17.52      16.66     15.44
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE GLOBAL ................................     11.38       14.74     15.89      13.49         --         --     11.49
Lipper Global Mutual Funds Average .............     13.04       15.20     13.76      11.50         --         --      9.10
MSCI World .....................................     15.76       16.62     15.34      10.57         --         --      8.22
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERNATIONAL .........................     (3.23)         --        --         --         --         --      6.12
Lipper International Mutual Funds Average ......      5.44          --        --         --         --         --      9.87
MSCI EAFE ......................................      1.78          --        --         --         --         --      6.15
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK ......................     10.66       21.04     14.66      18.74         --         --     19.17
Lipper Small Company Growth Funds
 Average .......................................     19.63       22.51     15.24      16.50         --         --     14.06
50% S&P 400/50% Russell 2000 ...................     27.31       24.88     17.11      17.74         --         --     15.12
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE SMALL CAP GROWTH ......................        --          --        --         --         --         --     26.57*
Lipper Small Company Growth Funds
 Average .......................................        --          --        --         --         --         --     29.36
Russell 2000 ...................................        --          --        --         --         --         --     27.66
---------------------------------------------------------------------------------------------------------------------------
THE FIXED INCOME SERIES
ALLIANCE MONEY MARKET ..........................      5.16        5.24      4.44       5.52       6.34         --      6.92
Lipper Money Market Mutual Funds
 Average .......................................      4.90        5.05      4.31       5.40       6.18         --      6.89
3 Month T-Bill .................................      5.23        5.41      4.71       5.61       6.33         --      6.87
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES           7.01        7.80      5.68         --         --         --      6.74
Lipper Intermediate Government Funds
 Average .......................................      8.08        8.68      6.00         --         --         --      7.19
Lehman Intermediate Government Bond ............      7.72        8.65      6.39         --         --         --      7.47
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD ............................     18.19       20.15     15.63      12.54         --         --     11.78
Lipper High Current Yield Mutual
 Funds Average .................................     12.96       14.17     11.36      10.66         --         --      9.78
ML Master ......................................     12.83       14.54     11.72      12.09         --         --     11.39
---------------------------------------------------------------------------------------------------------------------------

* Unannualized

--------------------------------------------------------------------------------
                                                          The Hudson River Trust

                                   TABLE II


                           CUMULATIVE RATES OF RETURN
                        PERIODS ENDING DECEMBER 31, 1997



PORTFOLIO/Benchmarks                         1 YEAR      3 YEARS     5 YEARS
---------------------------------------- ------------- ----------- -----------
THE ASSET ALLOCATION SERIES
ALLIANCE CONSERVATIVE INVESTORS ........       12.97%      42.47%      50.60%
Lipper Flexible Portfolio Average ......       18.69       71.00       86.52
70% Lehman Treasury/30% S&P 500 ........       16.71       60.91       75.18
----------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS ..............       16.58       65.20       83.56
Lipper Flexible Portfolio Average. .....       18.69       71.00       86.52
70% S&P 500/30% Lehman Gov't Corp. .....       26.28       98.32      119.42
----------------------------------------------------------------------------
THE EQUITY SERIES
ALLIANCE GROWTH AND INCOME .............       26.61       87.89          --
Lipper Growth & Income Funds
 Average ...............................       27.14      102.81          --
75% S&P 500/25% Value Line
 Convertible ...........................       29.54      112.80          --
----------------------------------------------------------------------------
ALLIANCE EQUITY INDEX ..................       32.26      120.07          --
Lipper S&P 500 Index Funds Average .....       32.60      122.21          --
S&P 500 ................................       33.36      125.60          --
----------------------------------------------------------------------------
ALLIANCE COMMON STOCK ..................       29.07      111.63      157.35
Lipper Growth Equity Mutual Funds
 Average ...............................       25.30       97.08      117.56
S&P 500 ................................       33.36      125.60      151.62
----------------------------------------------------------------------------
ALLIANCE GLOBAL ........................       11.38       51.04      109.06
Lipper Global Mutual Funds Average .....       13.04       53.69       92.92
MSCI World .............................       15.76       58.59      104.13
----------------------------------------------------------------------------
ALLIANCE INTERNATIONAL .................       (3.23)         --          --
Lipper International Mutual Funds
 Average ...............................        5.44          --          --
MSCI EAFE ..............................        1.78          --          --
----------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK ..............       10.66       77.31       98.19
Lipper Small Company Growth
 Funds Average .........................       19.63       84.83      105.11
50% S&P 400/50% Russell 2000 ...........       27.31       94.76      120.25
----------------------------------------------------------------------------
ALLIANCE SMALL CAP GROWTH FUND .........          --          --          --
Lipper Small Company Growth
 Funds Average .........................          --          --          --
Russell 2000 ...........................          --          --          --
----------------------------------------------------------------------------
THE FIXED INCOME SERIES
ALLIANCE MONEY MARKET ..................        5.16       16.57       24.25
Lipper Money Market Mutual
 Funds Average .........................        4.90       15.94       23.52
3 Month T-Bill .........................        5.23       17.13       25.87
----------------------------------------------------------------------------
ALLIANCE INTERMEDIATE GOVERNMENT
 SECURITIES ............................        7.01       25.28       31.83
Lipper Intermediate Government Funds
 Average ...............................        8.08       28.40       33.93
Lehman Intermediate Government Bond             7.72       28.25       36.31
----------------------------------------------------------------------------
ALLIANCE HIGH YIELD ....................       18.19       73.46      106.72
Lipper High Current Yield Bond
 Funds Average .........................       12.96       48.92       71.52
ML Master ..............................       12.83       50.26       74.04
----------------------------------------------------------------------------

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                                                     SINCE
PORTFOLIO/Benchmarks                       10 YEARS     15 YEARS      20 YEARS     INCEPTION
---------------------------------------- ------------ ------------ ------------- ------------
THE ASSET ALLOCATION SERIES
ALLIANCE CONSERVATIVE INVESTORS ........         --           --            --       107.51%
Lipper Flexible Portfolio Average ......         --           --            --       160.04
70% Lehman Treasury/30% S&P 500 ........         --           --            --       143.55
-------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS ..............         --           --            --       227.07
Lipper Flexible Portfolio Average. .....         --           --            --       160.04
70% S&P 500/30% Lehman Gov't Corp. .....         --           --            --       205.24
-------------------------------------------------------------------------------------------
THE EQUITY SERIES
ALLIANCE GROWTH AND INCOME .............         --           --            --        85.41
Lipper Growth & Income Funds
 Average ...............................         --           --            --       106.17
75% S&P 500/25% Value Line
 Convertible ...........................         --           --            --       118.17
-------------------------------------------------------------------------------------------
ALLIANCE EQUITY INDEX ..................         --           --            --       121.90
Lipper S&P 500 Index Funds Average .....         --           --            --       123.31
S&P 500 ................................         --           --            --       127.24
-------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK ..................     411.86%      953.20%      2331.80%     2302.90
Lipper Growth Equity Mutual Funds
 Average ...............................     356.18       710.84       2037.84      2757.78
S&P 500 ................................     425.67      1026.40       2080.13      2248.74
-------------------------------------------------------------------------------------------
ALLIANCE GLOBAL ........................     254.37           --            --       206.46
Lipper Global Mutual Funds Average .....     205.52           --            --       151.76
MSCI World .............................     173.01           --            --       126.45
-------------------------------------------------------------------------------------------
ALLIANCE INTERNATIONAL .................         --           --            --        17.74
Lipper International Mutual Funds
 Average ...............................         --           --            --        30.12
MSCI EAFE ..............................         --           --            --        17.83
-------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK ..............     457.07           --            --       630.91
Lipper Small Company Growth
 Funds Average .........................     371.28           --            --       398.38
50% S&P 400/50% Russell 2000 ...........     412.08           --            --       436.52
-------------------------------------------------------------------------------------------
ALLIANCE SMALL CAP GROWTH FUND .........         --           --            --        26.57
Lipper Small Company Growth
 Funds Average .........................         --           --            --        29.36
Russell 2000 ...........................         --           --            --        27.66
-------------------------------------------------------------------------------------------
THE FIXED INCOME SERIES
ALLIANCE MONEY MARKET ..................      71.18       151.32            --       201.04
Lipper Money Market Mutual
 Funds Average .........................      69.20       146.11            --       200.21
3 Month T-Bill .........................      72.64       150.97            --       199.34
-------------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE GOVERNMENT
 SECURITIES ............................         --           --            --        55.30
Lipper Intermediate Government Funds
 Average ...............................         --           --            --        59.98
Lehman Intermediate Government Bond              --           --            --        62.74
-------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD ....................     225.98           --            --       240.42
Lipper High Current Yield Bond
 Funds Average .........................     177.35           --            --       181.23
ML Master ..............................     213.08           --            --       227.68
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Hudson River Trust

                                   TABLE III


                            ANNUAL RATES OF RETURN




                 ALLIANCE     ALLIANCE     ALLIANCE     ALLIANCE                    ALLIANCE
YEAR ENDING       COMMON        MONEY     AGGRESSIVE      HIGH        ALLIANCE     CONSERVE.
DECEMBER 31        STOCK       MARKET        STOCK        YIELD        GLOBAL      INVESTORS
-------------- ------------ ------------ ------------ ------------ -------------- -----------
1976 .........     9.16%*
1977 .........    -9.48
1978 .........     7.98
1979 .........    29.57
1980 .........    49.82
1981 .........    -6.10         6.23%*
1982 .........    17.31        12.76
1983 .........    25.84         8.69
1984 .........    -2.20        10.61
1985 .........    33.17         7.93
1986 .........    17.09         6.36        35.63%*
1987 .........     7.22         6.38         7.05         4.43%*      -13.52%*
1988 .........    22.19         7.07          .89         9.50         10.64
1989 .........    25.34         8.93        43.24         4.88         26.49        2.84%*
1990 .........    -8.36         7.97         7.91        -1.36         -6.32        6.16
1991 .........    37.64         5.93        86.62        24.22         30.24       19.58
1992 .........     2.96         3.28        -3.42        12.06          -.73        5.54
1993 .........    24.58         2.73        16.52        22.90         31.85       10.52
1994 .........    -2.39         3.76        -4.07        -3.03          4.98       -4.35
1995 .........    32.20         5.49        31.39        19.67         18.57       20.15
1996 .........    24.03         5.08        21.95        22.64         14.37        4.96
1997 .........    29.07         5.16        10.66        18.19         11.38       12.97
--------------    ------       ------       ------       ------       --------    ------

                    (RESTUBBED TABLE CONTINUE FROM ABOVE)

                                                ALLIANCE                                 ALLIANCE
                 ALLIANCE       ALLIANCE         GROWTH     ALLIANCE                      SMALL
YEAR ENDING       GROWTH      INTERMEDIATE         AND       EQUITY       ALLIANCE         CAP
DECEMBER 31     INVESTORS   GOVT. SECURITIES     INCOME       INDEX    INTERNATIONAL      GROWTH
-------------- ----------- ------------------ ------------ ---------- --------------- -------------
1976 .........
1977 .........
1978 .........
1979 .........
1980 .........
1981 .........
1982 .........
1983 .........
1984 .........
1985 .........
1986 .........
1987 .........
1988 .........
1989 .........    3.74%*
1990 .........   10.36
1991 .........   48.66           11.82%*
1992 .........    4.69            5.35
1993 .........   15.01           10.33           -.50%*
1994 .........   -3.39           -4.62           -.82         .83%*
1995 .........   26.12           13.08          23.83       36.23          11.04%*
1996 .........   12.36            3.53          19.84       22.14           9.57
1997 .........   16.58            7.01          26.61       32.26          -3.23          26.57%*
---------------  ------          ------        -------     ------         ------          -----

----------
*Unannualized from the inception date described in the Prospectus through the end of the calendar year indicated.

--------------------------------------------------------------------------------
                                                          The Hudson River Trust

PERFORMANCE OF PORTFOLIOS MANAGED SIMILARLY TO THE ALLIANCE SMALL CAP GROWTH PORTFOLIO


In addition to managing the assets of the Alliance Small Cap Growth Portfolio, Alliance manages six portfolios of discretionary tax-exempt accounts of institutional clients managed as described below without significant client-imposed restrictions ("Historical Portfolios"). These accounts have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Alliance Small Cap Growth Portfolio. The Historical Portfolios are not subject to certain limitations, diversification requirements and other restrictions to which the Alliance Small Cap Growth Portfolio, as a registered investment company, is subject and which if applicable to the Historical Portfolios, may have adversely affected the performance results of the Historical Portfolios.


Set forth below is performance data provided by Alliance relating to the Historical Portfolios for each of the fifteen full calendar years during which Alliance has managed the Historical Portfolios. As of December 31, 1997, the assets in the Historical Portfolios totaled approximately $988.4 million and the average size of a Historical Portfolio was $54.9 million. Each Historical Portfolio has a nearly identical composition of individual investment holdings and related percentage weightings.


The performance data is net of an imputed advisory fee deemed paid quarterly at the same level as the advisory fee payable by the Alliance Small Cap Growth Portfolio, although the actual advisory fees payable by the Historical Portfolios varied. The performance data includes the cost of brokerage commissions, but excludes custodial fees, transfer agency costs and other administrative expenses that will be payable by the Alliance Small Cap Growth Portfolio and will result in a higher expense ratio for the Alliance Small Cap Growth Portfolio. Expenses associated with the distribution of Class IB shares of the Alliance Small Cap Growth Portfolio in accordance with the plan adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the Investment Company Act ("distribution fees") are also excluded. The performance data has also not been adjusted for corporate or individual taxes, if any, payable by the account owners.

Alliance has calculated the investment performance of the Historical Portfolios on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Due to the similarity of investment composition and the performance of each of the Historical Portfolios, composite investment performance for all portfolios has been determined on a simple average, rather than a dollar-weighted, basis. New accounts are included in the composite investment performance computations at the beginning of the month following the initial contribution. The composite total returns set forth below are calculated using a method that links the monthly returns, for the disclosed periods, resulting in a time-weighted rate of return.

As reflected below, the Historical Portfolios have over time performed favorably when compared with the performance of recognized performance indices. The Russell 2000 Index is compiled by Frank Russell Company and consists of the 2000 smallest of the 3000 largest capitalization U.S. companies. The Russell 2000 Growth Index is compiled by Frank Russell Company and consists of that half of the 2000 smallest of the 3000 largest capitalization U.S. companies that has higher price-to-book ratios and higher forecasted growth values. The Russell Indices reflect changes in market prices, but excludes investment income.

To the extent the Alliance Small Cap Growth Portfolio does not invest in U.S. common stocks or utilizes investment techniques such as futures or options, the Russell Indices may not be substantially comparable to the Alliance Small Cap Growth Portfolio. The Russell Indices are included to illustrate material economic and market factors that existed during the time period shown. The Russell Indices do not reflect the deduction of any fees. If the Alliance Small Cap Growth Portfolio were to purchase a portfolio of securities substantially identical to the securities comprising the Russell Indices, the Alliance Small Cap Growth Portfolio's performance relative to the Russell Indices would be reduced by the Alliance Small Cap Growth Portfolio's expenses, including brokerage commissions, advisory fees, distribution fees, custodial fees, transfer agency costs and other administrative expenses as well as by the impact on the Alliance Small Cap Growth Portfolio's shareholders of sales charges and income taxes.


--------------------------------------------------------------------------------
The Hudson River Trust

The Lipper Small Company Growth Fund Index is prepared by Lipper Analytical Services, Inc. and represents a composite index of the investment performance for the 30 largest growth mutual funds. The composite investment performance of the Lipper Small Company Growth Fund Index reflects investment management and administrative fees and other operating expenses paid by these mutual funds and reinvested income dividends and capital gain distributions, but excludes the impact of any income taxes and sales charges.


The following performance data is provided solely to illustrate Alliance's performance in managing the Historical Portfolios as measured against certain broad based market indices and against the composite performance of other open-end growth mutual funds. Investors should not rely on the following performance data of the Historical Portfolios as an indication of future performance of the Alliance Small Cap Growth Portfolio. The composite investment performance for the periods presented may not be indicative of future rates of return. Other methods of computing investment performance may produce different results, and the results for different periods may vary.



      SCHEDULE OF COMPOSITE INVESTMENT PERFORMANCE--HISTORICAL PORTFOLIOS
                 FOR THE FIFTEEN YEARS ENDED DECEMBER 31, 1997*




                                                                        RUSSELL       LIPPER SMALL CO.
                                  HISTORICAL          RUSSELL         2000 GROWTH          GROWTH
                                  PORTFOLIOS        2000 INDEX           INDEX           FUND INDEX
                                 TOTAL RETURN     TOTAL RESEARCH     TOTAL RETURN       TOTAL RETURN
                                --------------   ----------------   --------------   -----------------
Year ended:
  December 31, 1997 .........        17.58%            22.37%            12.94%             15.05%
  December 31, 1996 .........        36.91%            16.50%            11.26%             14.37%
  December 31, 1995 .........        54.59%            28.45%            31.04%             31.62%
  December 31, 1994 .........        -3.47%            -1.82%            -2.43%             -0.48%
  December 31, 1993 .........        14.35%            18.88%            13.36%             16.93%
  December 31, 1992 .........         4.85%            18.41%             7.77%             11.18%
  December 31, 1991 .........        40.96%            46.04%            51.19%             48.53%
  December 31, 1990 .........       -23.46%           -19.48%           -17.41%            -13.78%
  December 31, 1989 .........        25.81%            16.26%            20.17%             21.06%
  December 31, 1988 .........        25.63%            25.02%            20.37%             20.34%
  December 31, 1987 .........        -7.66%            -8.80%           -10.48%             -5.48%
  December 31, 1986 .........        15.30%             5.68%             3.58%              6.04%
  December 31, 1985 .........        42.57%            31.05%            30.97%             27.27%
  December 31, 1984 .........       -11.73%            -7.30%           -15.83%             -9.18%
  December 31, 1983 .........        32.53%            29.13%            20.13%             29.80%

----------
* Total return is a measure of investment performance that is based upon the change in value of an investment from the beginning to the end of a specified period and assumes reinvestment of all dividends and other distributions. The basis of preparation of this data is described in the preceding discussion.



The average annual total returns presented below are based upon the cumulative total return as of December 31, 1997, assume a steady compounded rate of return and are not year-by-year results, which fluctuated over the periods as shown.




                                                   AVERAGE ANNUAL TOTAL RETURNS
                                  ---------------------------------------------------------------
                                                                   RUSSELL       LIPPER SMALL CO.
                                   HISTORICAL       RUSSELL      2000 GROWTH          GROWTH
                                   PORTFOLIOS     2000 INDEX        INDEX           FUND INDEX
                                  ------------   ------------   -------------   -----------------
Three years ...................       35.51%         22.34%          18.09%            20.09%
Five years ....................       22.40%         16.41%          18.74%            15.05%
Ten years .....................       17.25%         15.77%          13.49%            15.38%
Since January 1, 1983 .........       15.53%         13.34%          10.30%            13.04%


--------------------------------------------------------------------------------
                                                          The Hudson River Trust

                            THE HUDSON RIVER TRUST

            1345 Avenue of the Americas -- New York, New York 10105


                      STATEMENT OF ADDITIONAL INFORMATION



                                  MAY 1, 1998


This Statement of Additional Information is not a prospectus. It should be read in conjunction with The Hudson River Trust ("Trust") Prospectus dated May 1, 1998 relating to Class IA shares and retained for future reference. This Statement of Additional Information relates to the Trust's Class IA shares. A separate Statement of Additional Information relates to the Trust's Class IB shares.



A copy of the Prospectus to which this Statement of Additional Information relates is available at no charge by writing the Trust at the above address.


                               TABLE OF CONTENTS





                                                                            PAGE
                                                                           -----
     General Information and History .....................................    2
     Investment Restrictions of the Portfolios ...........................    4
     Description of Certain Securities in Which the Portfolios May Invest     7
     Management of the Trust .............................................   20
     Investment Advisory and Other Services ..............................   25
     Brokerage Allocation ................................................   27
     Trust Expenses and Other Charges ....................................   29
     Purchase and Pricing of Securities ..................................   29
     Certain Tax Considerations ..........................................   31
     Portfolio Performance ...............................................   32
     Other Services ......................................................   35
     Financial Statements ................................................   36
     Appendix A--Description of Commercial Paper Ratings .................  A-1


















-------------------------------------------------------------------------------

HRT-SAI (5/98) Copyright 1998. The Hudson River Trust. All rights reserved.Catalog No. 127665

GENERAL INFORMATION AND HISTORY

THE TRUST

The Hudson River Trust is an open-end management investment company--a type of company commonly known as a "mutual fund." It is registered as such under the Investment Company Act of 1940, as amended ("Investment Company Act"). Originally organized as a Maryland corporation, the Trust's operations commenced on March 22, 1985. On July 10, 1987, the Trust was reorganized as a Massachusetts business trust. Shares of each Portfolio are divided into two classes: Class IA shares and Class IB shares. Class IA shares are offered at net asset value pursuant to this Statement of Additional Information and a related prospectus and are not subject to fees imposed under any distribution plan. Class IB shares are offered at net asset value pursuant to a separate Statement of Additional Information and related prospectus and are subject to distribution fees imposed under a distribution plan (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act. Prior to October 1, 1996, the Trust offered only Class IA shares.

The two classes of shares are offered under the Trust's multiple class distribution system approved by the Trust's Board of Trustees on June 7, 1996 and are designed to allow promotion of insurance products that invest in the Trust through alternative distribution channels. Under the Trust's multi-class system, shares of each class of a Portfolio represent an equal pro rata interest in the assets of that Portfolio and, generally, have identical voting, dividend, liquidation, and other rights, other than with respect to the payment of distribution fees under the Distribution Plan.


The Trust continuously offers its shares exclusively to separate accounts of insurance companies in connection with variable life insurance contracts and variable annuity certificates and contracts (collectively, "Contracts"). Currently, the Trust's shareholders of Class IA shares are a separate account of Equitable, separate accounts of The Equitable Life Assurance Society of the United States ("Equitable"), a separate account of Integrity Life Insurance Company, a separate account of American Franklin Life Insurance Company, a separate account of Transamerica Occidental Life Insurance Company and a separate account of SAFECO Life Insurance Company, all of which are insurance companies unaffiliated with Equitable. The Trust may offer its shares to separate accounts of other insurance companies, regardless of whether they are affiliated with Equitable. As of March 31, 1998, Equitable owned approximately 99.7% of the Trust's outstanding Class IA shares and all of the Trust's outstanding Class IB shares and, as a result, may be deemed to control the Trust.

As a "series" investment company, the Trust issues separate series of shares of beneficial interest, each of which represents a separate portfolio ("Portfolio") of investments. Each Portfolio resembles a separate fund issuing a separate class of stock. The Alliance Common Stock and Alliance Money Market Portfolios are the successors to Separate Accounts I and II of Equitable Variable Life Insurance Company, formerly a wholly owned subsidiary of Equitable that was merged into Equitable as of January 1, 1997 ("Equitable Variable"). (See "Description of Reorganization and Other Matters".) The Alliance Balanced and Alliance Aggressive Stock Portfolios received their initial funding on January 27, 1986 from Equitable Variable. The Alliance High Yield Portfolio received its initial funding on January 2, 1987. The Alliance Global Portfolio received its initial funding on August 27, 1987. The Alliance Conservative Investors and Alliance Growth Investors Portfolios received their initial funding on October 2, 1989. The Alliance Intermediate Government Securities Portfolio received its initial funding on April 1, 1991. The Alliance Quality Bond and Alliance Growth and Income Portfolios received their initial funding on October 1, 1993. The Alliance Equity Index Portfolio received its initial funding on March 1, 1994. The Alliance International Portfolio received its initial funding on April 3, 1995. The Alliance Small Cap Growth Portfolio received its initial funding on May 1, 1997.

Because of current Federal securities law requirements, the Trust expects that its shareholders will offer to owners of the Contracts ("Contractowners") the opportunity to instruct them as to how shares allocable to their Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. As of March 31, 1998, to the Trust's knowledge, no Contractowners other than those set forth below owned Contracts entitling such persons to give voting instructions regarding more than 5% of either class of the outstanding shares of a Portfolio.

                                    CLASS IA




                                                                                                        ALLIANCE INTERMEDIATE
                                                    ALLIANCE QUALITY             ALLIANCE GLOBAL        GOVERNMENT SECURITIES
                                                     BOND PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                               --------------------------   -------------------------   ----------------------
                                                   UNITS          % OF         UNITS          % OF        UNITS        % OF
                                                   OWNED       PORTFOLIO       OWNED       PORTFOLIO      OWNED      PORTFOLIO
                                               ------------   -----------   -----------   -----------   ---------   ----------
Boston Safe Deposit and Trust Co.* .........   11,980,306     53.1
Equitable Realty Assets Corp. ..............                                3,890,112     5.5
PNC Bank, N.A.** ...........................                                                            860,079          6.0


----------

 * Boston Safe Deposit and Trust Co., successor Trustee and Master Trust Agreement for SBC Communications, Inc.'s Deferred Compensation Plans and Other Executive Benefit Plans.

** PNC Bank, N.A. under Ashland Inc. Executive and Director Retirement Benefit Security Trust.



The principal addresses of Boston Safe Deposit and Trust Co., Equitable Realty Assets Corp. and PNC Bank, N.A. are 175 East Houston Street, San Antonio, Texas, 9000 Central Park Avenue, Atlanta, Georgia, and 1000 Ashland Drive, Ashland, Kentucky, respectively.


Were such a substantial Contractowner's funds withdrawn from the Trust or transferred to a different Portfolio at the Contractowner's request, the Trust could be forced to sell portfolio securities at disadvantageous prices.

LEGAL CONSIDERATIONS

Under Massachusetts law, annual election of Trustees is not required, and, in the normal course, the Trust does not expect to hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trust has agreed to be bound by the procedures set forth in
Section 16(c) of the Investment Company Act, and accordingly, shareholders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by a vote cast in person or by proxy at a meeting called for that purpose.

Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees of the Trust, in which event the holders of the remaining shares will be unable to elect any person as a Trustee. Amendments to the Declaration of Trust of the Trust generally require the affirmative vote of a majority of the outstanding shares of the Trust.

The shares of each Portfolio, when issued, will be fully paid and non-assessable by the Trust and will have no preference, preemptive, conversion, exchange or similar rights.

Under Massachusetts law, in certain circumstances shareholders may be held personally liable as partners for the obligations of a business trust such as the Trust. The shareholders of the Trust are the insurance companies whose separate accounts invest in it. The Trust's Declaration of Trust contains provisions designed to protect shareholders from such liability to the extent of the Trust's assets. As a result, the risk of personal liability for the insurance company shareholders is remote.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust permits the Trust to purchase and maintain on behalf of the Trustees insurance against certain liabilities.

DESCRIPTION OF REORGANIZATION AND OTHER MATTERS

The following transactions, referred to as the Reorganization, were effected simultaneously on March 22, 1985, pursuant to an Agreement and Plan of Reorganization dated November 20, 1984, entered into by Equitable Variable, Separate Accounts I and II, and The Hudson River Fund, Inc. (the "Fund"), the predecessor of the Trust.

Equitable Variable divided Separate Account I into two divisions, a Common Stock Division and a Money Market Division. Separate Account II was combined with Separate Account I (the "Continuing Separate Account"). Rather than investing directly, the Common Stock Division and the Money Market Division of the Continuing Separate Account invested in shares of the Fund, which, in turn, invested in diversified portfolios of common stock or money market investments.


In order for the Fund to commence operations, all the investment assets of Separate Accounts I and II (together with any related liabilities) were transferred to the Common Stock and Money Market Portfolios of the Fund, respectively, in exchange for shares in those Portfolios having an equivalent aggregate net asset value.

On September 30, 1987, all of the Fund's assets and liabilities were transferred to the Trust, pursuant to an Agreement and Plan of Reorganization (the "Plan") between the Fund and the Trust. The Plan was proposed to shareholders in order to permit greater operating flexibility and efficiencies. The Plan provided for changes of domicile (from Maryland to Massachusetts) and of form of organization (from a corporation to a business trust). However, in all other material respects the Trust was identical to the Fund immediately prior to the execution of the Plan.

At a meeting held on April 9, 1997, the shareholders of the Trust approved the amendment and restatement of the Trust's Agreement and Declaration of Trust. On April 16, 1997 the Agreement and Declaration of Trust was amended and restated, and filed with the office of the Secretary of the Commonwealth of Massachusetts.


INVESTMENT RESTRICTIONS OF THE PORTFOLIOS

FUNDAMENTAL RESTRICTIONS

The following restrictions apply to all of the Portfolios and are fundamental. Unless permitted by law, they will not be changed for any Portfolio without a vote of that Portfolio's shareholders.

None of the Portfolios will:

    o underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain Federal securities laws;

    o make short sales of securities, except when it has, by reason of ownership of other securities, the right to obtain securities of equivalent kind and amount that will be held so long as it is in a short position;

    o  issue senior securities;

    o purchase real estate or mortgages; however, the Portfolios may, as appropriate and consistent with their investment policies and other investment restrictions, buy securities of issuers which engage in real estate operations and securities which are secured by interests in real estate (including partnership interests and shares of real estate investment trusts), and may hold and sell real estate acquired as a result of ownership of such securities;

    o purchase any security on margin or borrow money, except that this restriction shall not apply to borrowing from banks for temporary purposes, to the pledging of assets to banks in order to transfer funds for various purposes as required without interfering with the orderly liquidation of securities in a Portfolio (but not for leveraging purposes), to margin payments or pledges in connection with options, futures contracts, options on futures contracts, forward contracts or options on foreign currencies or, with respect to the Alliance Quality Bond Portfolio, to transactions in interest rate swaps, caps and floors; or

    o make loans (including lending cash or securities), except that this restriction shall not apply to the Alliance High Yield and Alliance Intermediate Government Securities Portfolios. Additionally, each of the other Portfolios may make loans of portfolio securities not exceeding 50% of the value of that Portfolio's total assets. This restriction does not prevent a Portfolio from purchasing debt obligations in which a Portfolio may invest consistent with its investment policies, or from buying government obligations, short-term commercial paper, or publicly-traded debt, including bonds, notes, debentures, certificates of deposit, and equipment trust certificates, nor does this restriction apply to loans made under insurance policies or through entry into repurchase agreements to the extent they may be viewed as loans.


Each Portfolio, except as noted below, elects not to "concentrate" investments in an industry, as that concept is defined under applicable Federal securities laws. In general, this means that no Portfolio will make an investment in an industry if that investment would make the Portfolio's holdings in that industry exceed 25% of the Portfolio's assets. However, this restriction does not apply to investments by the Alliance Money Market Portfolio in certificates of deposit or securities issued and guaranteed by domestic banks. Furthermore, the U.S. Government, its agencies and instrumentalities are not considered members of any industry. Each Portfolio intends to be "diversified," as that term is defined under the Investment Company Act. In general, this means that no Portfolio will make an investment unless, when considering all its other investments, 75% of the value of the Portfolio's assets would consist of cash, cash items, U.S. Government securities, securities of other investment companies and other securities. For the purposes of this restriction, "other securities" are limited for any one issuer to not more than 5% of the value of the Portfolio's total assets and to not more than 10% of the issuer's outstanding voting securities. As a matter of operating policy, each Portfolio will not consider repurchase agreements to be subject to the above-stated 5% limitation if the collateral underlying the repurchase agreements consists exclusively of U.S. Government securities and such repurchase agreements are fully collateralized.


Further, as a matter of operating policy, the Alliance Money Market Portfolio will invest no more than 5% of the value of its total assets in securities of any one issuer, other than U.S. Government securities, except that the Alliance Money Market Portfolio may invest up to 25% of its total assets in First Tier Securities (as defined in Rule 2a-7 under the Investment Company Act) of a single issuer for a period of up to three business days after the purchase of such security. Further, as a matter of operating policy, the Alliance Money Market Portfolio will not invest more than (i) the greater of 1% of its total assets or $1,000,000 in Second Tier Securities (as defined in Rule 2a-7 under the Investment Company Act) of a single issuer and (ii) 5% of its total assets, at the time a Second Tier Security is acquired, in Second Tier Securities.

These policies of the Portfolios with respect to concentration and diversification will not be changed for any Portfolio without a vote of that Portfolio's shareholders, unless permitted by law.


NON-FUNDAMENTAL RESTRICTIONS

The following investment restrictions apply to all of the Portfolios, but are not fundamental. They may be changed for any Portfolio without a vote of that Portfolio's shareholders.

None of the Portfolios will:

    o invest more than 15% of its net assets in securities restricted as to disposition under Federal securities laws, or securities otherwise considered illiquid or not readily marketable, including repurchase agreements having a maturity of more than seven days; however, this restriction will not apply to securities sold pursuant to Rule 144A under the Securities Act of 1933, so long as such securities meet liquidity guidelines to be established by the Trust's Board of Trustees;

    o trade in foreign exchange (except transactions incidental to the settlement of purchases or sales of securities for a Portfolio); however, the Alliance Global and Alliance International Portfolios may trade in foreign exchange without limitation in connection with their foreign currency hedging strategies; and the Alliance High Yield, Alliance Quality Bond, Alliance Growth and Income, Alliance Conservative Investors, Alliance Balanced, Alliance Common Stock, Alliance Aggressive Stock, Alliance Growth Investors and Alliance Small Cap Growth Portfolios may trade in foreign exchange in connection with their foreign currency hedging strategies, provided the amount of foreign exchange underlying such a Portfolio's currency hedging transactions does not exceed 10% of such Portfolio's assets;

    o acquire securities of any company that is a securities broker or dealer, a securities underwriter, an investment adviser of an investment company, or an investment adviser registered under the Investment Advisers Act of 1940 (other than any such company that derives no more than 15% of its gross revenues from securities related activities), except that the Portfolios (other than the Alliance Money Market Portfolio) may purchase bank, trust company, and bank holding company stock, and except that each of the Portfolios may invest, in accordance with Rule 12d3-1 under the Investment Company Act, up to 5% of its total assets in any such company provided that it owns no more than 5% of the outstanding equity securities of any class plus 10% of the outstanding debt securities of such company; or

    o make an investment in order to exercise control or management over a company.

In addition, none of the Portfolios will invest more than 5% of its assets in the securities of any one investment company, own more than 3% of any one investment company's outstanding voting securities, or have total holdings of investment company securities in excess of 10% of the value of the Portfolio's assets.


ADDITIONAL INVESTMENT RESTRICTION APPLICABLE TO THE ALLIANCE COMMON STOCK, ALLIANCE BALANCED, ALLIANCE AGGRESSIVE STOCK AND ALLIANCE CONSERVATIVE INVESTORS PORTFOLIOS

The Alliance Common Stock, Alliance Balanced, Alliance Aggressive Stock and Alliance Conservative Investors Portfolios will operate under the general investment restrictions described above. In addition, they will not:

    o acquire securities of investment companies not registered under the Investment Company Act.


ADDITIONAL INVESTMENT RESTRICTIONS APPLICABLE TO THE ALLIANCE MONEY MARKET PORTFOLIO

The Alliance Money Market Portfolio will operate under the general investment restrictions described above. In addition, it will not:

    o invest more than 10% of its assets in securities restricted as to disposition under Federal securities laws, or securities otherwise considered illiquid or not readily marketable, including repurchase agreements having a maturity of more than seven days; however, this restriction will not apply to securities sold pursuant to Rule 144A under the Securities Act of 1933, so long as such securities meet liquidity guidelines to be established by the Trust's Board of Trustees;

    o  purchase oil and gas interests;

    o  purchase or write puts or calls (options); or

    o purchase equity securities, voting securities other than securities of registered investment companies with investment policies not substantially broader than those of the Portfolio (subject to the above percentage limitations) or local or state government securities.

The Alliance Money Market Portfolio will invest only in funds whose investment policies are similar to or narrower than those of the Portfolio. It is expected that such investments would be made in funds designed for institutional investors such as the Portfolio and would be used for amounts which might otherwise be left uninvested because they do not meet the minimums necessary for other permitted investments or to take advantage of higher yields available at that time in such funds.


ADDITIONAL INVESTMENT RESTRICTION APPLICABLE TO THE ALLIANCE HIGH YIELD AND ALLIANCE GROWTH INVESTORS PORTFOLIOS

The Alliance High Yield and Alliance Growth Investors Portfolios will operate under the general investment restrictions described above. In addition, each will not:

    o invest more than 10% of its total assets in (i) fixed income securities which are rated lower than B3 by Moody's Investors Service, Inc. ("Moody's") or B- by Standard & Poor's ("S&P") or are unrated, and (ii) money market instruments of any entity which has an outstanding issue of unsecured debt that is rated lower than B3 by Moody's or B- by S&P, or is unrated; however this restriction will not apply to (A) fixed income securities which, in the opinion of the Trust's investment adviser, have similar characteristics to securities which are rated B3 or higher by Moody's or B- or higher by S&P, or (B) money market instruments of any entity that has an unsecured issue of outstanding debt which, in the opinion of the Trust's investment adviser, has similar characteristics to securities which are so rated.


DESCRIPTION OF CERTAIN SECURITIES IN WHICH THE PORTFOLIOS MAY INVEST

REPURCHASE AGREEMENTS


All of the Portfolios, except the Alliance Equity Index Portfolio, may enter into repurchase agreements. Under a repurchase agreement, underlying debt instruments are acquired for a relatively short period (usually not more than one week and never more than a year) subject to an obligation of the seller to repurchase and the Portfolio to resell the debt instruments at a fixed price and time, thereby determining the yield during the Portfolio's holding period.


Repurchase agreements may exhibit the characteristics of loans by the Portfolio. During the term of the repurchase agreement, the Portfolio retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the security subject to the agreement and requires the seller to deposit with the Portfolio collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. A Portfolio enters into repurchase agreements with respect to U.S. Government obligations, certificates of deposit, or bankers' acceptances with registered broker-dealers, U.S. Government securities dealers or domestic banks whose creditworthiness is determined to be satisfactory by the Trust's investment adviser, Alliance Capital Management L.P. ("Alliance"), pursuant to guidelines adopted by the Board of Trustees. Generally, a Portfolio does not invest in repurchase agreements maturing in more than seven days. The staff of the Securities and Exchange Commission ("SEC") currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities. No Portfolio will enter into a repurchase agreement maturing in more than seven days if as a result more than 15% (10%, in the case of the Alliance Money Market Portfolio) of the Portfolio's net assets would be invested in "illiquid securities."

If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the agreement, the Portfolio would look to the collateral underlying the seller's repurchase agreement, including the security subject to the repurchase agreement, for satisfaction of the seller's obligation to the Portfolio. In the event a repurchase agreement is considered a loan and the seller defaults, the Portfolio might incur a loss if the value of the collateral declines and may incur disposition costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization on the collateral may be delayed or limited and a loss may be incurred.


FORWARD COMMITMENTS AND WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Portfolios may enter into forward commitments for the purchase or sale of securities and may purchase or sell securities on a "when-issued" or "delayed delivery" basis. Forward commitments and when-issued or delayed delivery transactions arise when securities are purchased by a Portfolio with payment and delivery taking place in the future in order to secure what Alliance considers to be an advantageous price or yield to the Portfolio at the time of entering into the transaction. However, the price of or yield on a comparable security available when delivery takes place may vary from the price of or yield on the security at the time that the forward commitment or when-issued or delayed delivery transaction was entered into. Agreements for such purchases might be entered into, for example, when a Portfolio anticipates a decline in interest rates and is able to obtain a more advantageous price or yield by committing currently to purchase securities to be issued later. When a Portfolio purchases securities on a forward commitment, when-issued or delayed delivery basis, it does not pay for the securities until they are received, and the Portfolio is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Portfolio's forward commitments, when-issued or delayed delivery commitments.

A Portfolio will only enter into forward commitments and make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the Portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Forward commitments and when-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although a Portfolio may close out its position prior to the settlement date by entering into a matching sale transaction.

Although none of the Portfolios intends to make such purchases for speculative purposes, purchases of securities on such bases may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a Portfolio subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a Portfolio may have to sell assets that have been set aside in order to meet redemptions. In addition, if a Portfolio determines it is advisable as a matter of investment strategy to sell the forward commitment or when-issued or delayed delivery securities before delivery, that Portfolio may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss and would be treated for tax purposes as such. When the time comes to pay for the securities to be purchased under a forward commitment or on a when-issued or delayed delivery basis, a Portfolio will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or when-issued or delayed delivery securities themselves (which may have a value greater or less than a Portfolio's payment obligation).


WARRANTS

All the Portfolios, except the Alliance Money Market Portfolio, may purchase warrants and similar rights, which are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move in parallel with the prices of the underlying securities, and warrantholders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to the expiration date.


FOREIGN SECURITIES


Each Portfolio, except the Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may invest in foreign securities. Each of the Alliance Common Stock, Alliance Balanced, Alliance Quality Bond, Alliance Aggressive Stock and Alliance Small Cap Growth Portfolios has the discretion to invest a portion of its assets in foreign securities. Generally, this amount will not exceed 20% of each Portfolio's total assets. The Alliance Money Market Portfolio may invest up to 20% of its assets in foreign money market instruments denominated in U.S. dollars. The Alliance Conservative Investors Portfolio may invest up to 15% of its assets in foreign securities, the Alliance Growth Investors Portfolio may invest up to 30% of its assets in foreign securities, and the Alliance Growth and Income Portfolio may invest up to 25% of its assets in foreign securities. The Alliance High Yield Portfolio may purchase foreign securities, provided the value of issues denominated in foreign currencies shall not exceed 20% of the Portfolio's total assets and the value of issues denominated in U.S. dollars shall not exceed 25% of the Portfolio's total assets.


No percentage limitation applies to investments in foreign securities by the Alliance Global Portfolio or the Alliance International Portfolio.

Foreign securities involve currency risks. The value of a foreign security denominated in a foreign currency changes with fluctuations in exchange rates. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Foreign securities may be subject to foreign government taxes which reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls.

The prices of such securities may be more volatile than those of domestic securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks and listed companies abroad than in the United States, and settlements may be slower and may be subject to failure. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

For many foreign securities, there are U.S. dollar-denominated American Depository Receipts (ADRs) which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks or trust companies and for which market quotations are readily available. ADRs do not lessen the foreign exchange risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in stock of foreign issuers, the Portfolios will avoid currency risks which might occur during the settlement period for either purchases or sales. A Portfolio may purchase foreign securities directly, as well as through ADRs.


MORTGAGE-BACKED SECURITIES

Government National Mortgage Association ("GNMA") certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans, issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are either insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Treasury. GNMA certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the certificate.

In addition to GNMA certificates, a Portfolio (other than the Alliance Equity Index Portfolio) may invest in mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") and by the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA, a federally chartered and privately-owned corporation, issues mortgage-backed pass-through securities which are guaranteed as to timely payment of principal and interest by FNMA. FHLMC, a corporate instrumentality of the United States whose stock is owned by the Federal Home Loan Banks, issues participation certificates which represent an interest in mortgages from FHLMC's portfolio. FHLMC guarantees the timely payment of interest and the ultimate collection of principal. Securities guaranteed by FNMA and FHLMC are not backed by the full faith and credit of the United States. If other fixed or variable rate pass-through mortgage-backed securities issued by the U.S. Government or its agencies or instrumentalities are developed in the future, the Portfolios reserve the right to invest in them.

The Portfolios (other than the Alliance Equity Index Portfolio) may also invest in other types of mortgage-backed securities issued by governmental or non-governmental entities, such as banks and other mortgage lenders. These other instruments include collateralized mortgage obligations ("CMOs"), mortgage pass-through bonds and mortgage-backed bonds. Non-governmental securities may offer a higher yield but may also be subject to greater price fluctuation and risk than governmental securities.

CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are passed through to the holders of the CMOs on the same schedule as they are received, although not necessarily on a pro rata basis. In reliance on an SEC interpretation, investments in certain qualifying CMOs, including CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits ("REMICs"), are not subject to the Investment Company Act's limitation on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, the CMOs and REMICs must be unmanaged, fixed-asset issuers that (i) invest primarily in mortgage-backed securities, (ii) do not issue redeemable securities, (iii) operate under general exemptive orders exempting them from all provisions of the Investment Company Act, and (iv) are not registered or regulated under the Investment Company Act as investment companies. To the extent that a Portfolio selects CMOs or REMICs that do not meet the above requirements, the Portfolio may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the mortgage-backed bonds but interest and principal payments on the mortgages are not passed through directly (as with GNMA, FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not the effective maturity of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity). It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. In addition, such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because of the absence of direct or indirect government or agency guarantors. Timely payment of interest and principal with respect to these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance, guarantees, and creditworthiness of the issuers thereof will be considered in determining whether a mortgage-backed security meets a Portfolio's investment quality standards. There is no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Each Portfolio (other than the Alliance Equity Index Portfolio) may buy mortgage-backed securities without insurance or guarantees, if the investment adviser determines that the securities meet the Portfolio's quality standards. Alliance will, consistent with each Portfolio's investment objectives, policies, and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

Prepayment of mortgages underlying mortgage-backed securities may reduce their current yield and total return. During periods of declining interest rates, such prepayments can be expected to accelerate and the Portfolios would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses because the premium may not have been fully amortized at the time the obligation is repaid. The Portfolios do not intend to invest in these securities unless the Trust's adviser believes that the potential benefits outweigh the risks.


ASSET-BACKED SECURITIES

The Portfolios (other than the Alliance Equity Index Portfolio) may purchase asset-backed securities (unrelated to first mortgage loans) that represent fractional interests in pools of retail installment loans, both secured (such as Certificates for Automobile Receivables) and unsecured, leases or revolving credit receivables, both secured and unsecured (such as Credit Card Receivable Securities). These assets are generally held by a special purpose trust and payments of principal and interest or interest only are passed through or paid through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Underlying retail installment loans, leases or revolving credit receivables are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying retail installment loans, leases or revolving credit receivables are not realized by the Trust because of unanticipated legal or administrative costs of enforcing the contracts, retail installment loans, leases or revolving credit receivables, or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, retail installment loans, leases or revolving credit receivables, or other factors. If consistent with its investment objective and policies, a Portfolio may invest in other asset-backed securities that may be developed in the future.


SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ITS AGENCIES OR INSTRUMENTALITIES

These securities include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress.

Such agencies and instrumentalities include, but are not limited to, the National Bank for Cooperatives, each of the Federal Financing Banks, FHLMC, the Farm Credit Banks, Federal Land Banks, FNMA, Tennessee Valley Authority, Farm Credit System, Farm Credit System Financial Assistance Corporation, Inter-American Development Bank, Maritime Administration, Resolution Trust Corporation, Federal Agricultural Mortgage Corporation, Small Business Administration, U.S. Postal Service and Washington Metropolitan Transit Authority.

Issues of the U.S. Treasury are direct obligations of the U.S. Government and are backed by the full faith and credit of the United States. Issues of agencies, such as GNMA, are guaranteed by the U.S. Treasury, and issues of other agencies and instrumentalities, such as FNMA, are supported by the issuing agency's or instrumentality's right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury, or are supported by the issuing agency's or instrumentality's own credit.


CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND BANK TIME DEPOSITS

Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most maturities are six months or less.

Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest bearing account. At present, bank time deposits maturing in more than seven days are not considered by management of the Trust to be readily marketable and therefore are subject to the 15% limit on illiquid securities.


COMMERCIAL PAPER, MASTER DEMAND NOTES AND FLOATING RATE NOTES

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Variable amount master demand notes are obligations that permit the investment of fluctuating amounts by a Portfolio at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because variable amount master notes are direct lending arrangements between the lender and borrower, and not generally backed by bank letters of credit, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. Therefore, the Portfolio's right to redeem depends on the ability of the borrower to pay principal and interest on demand. Variable amount master demand notes are valued at their face amount (par) because of their one-day demand feature. In connection with master demand note arrangements, the Portfolio considers earning power, cash flow, and other liquidity ratios of the issuer. Master demand notes, as such, are not typically rated by credit rating agencies.

Floating or variable rate notes are generally medium- to long-term debt securities, but may include short-term debt securities, issued by entities such as commercial banks, corporations or sovereign borrowers. They are interest bearing securities on which the coupon is adjusted periodically to reflect money market conditions. The period at the end of which the adjustment occurs is often called the interest reset period. The Portfolios will buy only notes with an interest reset period of six months or less. There is an active secondary market for floating or variable rate notes.


EURODOLLAR SECURITIES

Negotiable certificates of deposit and time deposits of foreign branches of U.S. or foreign banks payable in U.S. dollars are known as Eurodollar deposits. Eurodollar securities also include bonds underwritten by an international syndicate and sold "at issue" to non-U.S. investors. Such securities are not registered with the SEC or issued domestically and are primarily traded in foreign markets. Certain risks applicable to foreign securities apply to Eurodollar instruments. Investment risks from these securities include future political and economic developments, possible foreign withholding taxes on interest, possible seizure of foreign deposits, or the possible establishment of exchange controls affecting payment on these securities. See "Foreign Securities," above, for additional information about foreign securities. In addition to those risks, foreign branches of U.S. and foreign banks are subject to extensive government regulation which may limit both the amount and type of loans and interest rates. In addition, the banking industry's profitability is closely linked to prevailing money market conditions for financing lending operations. Both general economic conditions and credit risks play an important part in the operations of the industry. U.S. banks are required to maintain reserves, are limited in how much they can loan a single borrower and are subject to other regulations to promote financial soundness. Not all of these laws and regulations apply to foreign branches of U.S. and foreign banks. In addition, foreign countries have accounting and reporting principles that differ from those in the United States.


HIGH YIELD DEBT SECURITIES

The Alliance High Yield Portfolio, as described in the Prospectus, intends to invest primarily in debt securities offering high current income. The Alliance Growth Investors Portfolio may invest up to 15% of its total assets in such high yield debt securities, and the Alliance Growth and Income Portfolio may invest up to 30% of its total assets in high yield convertible securities. High yield securities may be medium and lower quality securities rated, for example, BB or B by one of the nationally recognized statistical rating organizations ("NRSROs") or may be unrated but of similar investment quality as determined by Alliance. These securities are also known as "junk bonds." The market values of such high yield securities tend to reflect individual corporate developments to a greater extent than higher rated securities, which react primarily to fluctuations in the general level of interest rates. Such medium and lower rated securities also tend to be more sensitive to real or perceived adverse economic conditions than higher rated securities.

Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience "financial stress" and may not have sufficient revenues to meet their payment obligations. Such an issuer's ability to service its obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. Risk of loss due to default by the issuer is also significantly greater for the holders of high yield securities because such securities are generally unsecured and are generally subordinated to the debts of other creditors of the issuer.

The Alliance High Yield, Alliance Growth and Income and Alliance Growth Investors Portfolios may have difficulty disposing of certain high yield securities, particularly those perceived to have a high credit risk, because there may be a thin trading market for such securities. Because not all dealers maintain markets in all high yield securities, there is no established retail secondary market for certain of these securities, and the Portfolios anticipate that such securities could be sold only to a limited number of dealers or institutional investors. Moreover, to the extent a secondary trading market for high yield securities exists, it may be less liquid than the secondary market for higher rated securities. The lack of a highly liquid secondary market for certain high yield securities may have an adverse impact on the market price for such securities and each Portfolio's ability to dispose of particular issues when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. The lack of a liquid secondary market for certain securities may also make it more difficult for the Portfolios to obtain accurate market quotations for purposes of valuing certain of its high yield portfolio securities. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

In addition, the market for high yield securities, at its current size, has not weathered a major economic recession, and one cannot be certain what effect such a recession might have on such securities. It is possible that a recession could severely disrupt the market for such medium and lower quality securities and may have an adverse impact on the value of such securities. In addition, it is possible that an economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest on such securities.

From time to time, proposals have been discussed regarding new legislation designed to limit the use of certain high yield securities by issuers in connection with leveraged buy-outs, mergers and acquisitions, or to limit the deductibility of interest payments on such securities. Such proposals if enacted into law could: (i) reduce the market for such securities generally;
(ii) negatively affect the financial condition of issuers of high yield securities by removing or reducing a source of future financing; and (iii) negatively affect the value of specific high yield securities and the high yield market in general.

Factors adversely impacting the market value of high yield securities may adversely impact each Portfolio's net asset value. In addition, each Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio securities. The Portfolios will not rely primarily on ratings of NRSROs, but rather will rely on judgment, analysis and experience in evaluating the creditworthiness of an issuer. In evaluating such securities, Alliance will take into consideration, among other things, the issuer's financial resources and quality of management, its sensitivity to economic conditions and trends, its operating history and regulatory matters.

TRANSACTIONS IN OPTIONS, FUTURES AND FORWARD CONTRACTS

To the extent provided below, the Portfolios may enter into transactions in options, futures and forward contracts on a variety of instruments and indexes, in order to protect against declines in the value of portfolio securities and increases in the cost of securities to be acquired and, in the case of options written on securities or indexes of securities, to increase a Portfolio's return. All the Portfolios, except the Alliance Money Market Portfolio, are authorized to engage in futures transactions. In general, the Portfolios will limit their use of futures contracts and options on futures contracts so that either (i) the contracts or options thereon are for "bona fide hedging" purposes as defined under regulations of the Commodity Futures Trading Commission ("CFTC") or (2) if for other purposes, no more than 5% of the liquidation value of each Portfolio's total assets will be used for initial margin or option premiums required to establish non-hedging positions. These instruments will be used for hedging purposes and not for speculation or to leverage the Portfolios.

OPTIONS ON SECURITIES

Writing Call Options. Each Portfolio, other than the Alliance Money Market and Alliance Equity Index Portfolios, may write (sell) covered call options on its portfolio securities in an attempt to enhance investment performance. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A covered call option is, for example, a call option written on a security that is owned by the writer (or on a security convertible into such a security without additional consideration) throughout the option period.

A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which the Portfolio owns securities not subject to a call option, the Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.


A Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. When an underlying security is sold from the Portfolio's securities portfolio, the Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange (exchange). There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If the Portfolio is unable to effect a closing purchase transaction, the Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.


Writing Put Options. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Portfolio which writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian liquid securities having a value equal to or greater than the exercise price of the option.

The Portfolios, except the Alliance Money Market and Alliance Equity Index Portfolios, may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by the Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised. If a Portfolio is able to enter into a closing purchase transaction, the Portfolio will realize a profit (or loss) from that transaction if the cost of the transaction is less (or more) than the premium received from the writing of the option. After writing a put option, a Portfolio may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying security plus the premiums received from the sale of the option.

Purchasing Options. The Portfolios, except the Alliance Money Market and Alliance Equity Index Portfolios, may purchase put options and call options. The Portfolios may purchase put options on securities to protect their holdings against a substantial decline in market value. The Portfolio will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities the Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was purchased.



SECURITIES INDEX OPTIONS


The Portfolios, except the Alliance Money Market and Alliance Equity Index Portfolios, may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of a Portfolio's securities or securities it intends to purchase. Each Portfolio writes only "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of Alliance, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by a Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates with its custodian liquid assets having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."


A securities index fluctuates with changes in the market values of the securities included in the index. For example, some securities index options are based on a broad market index such as the S&P 500 or the New York Stock Exchange ("NYSE") Composite Index, or a narrower market index such as the S&P
100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges among others: The Chicago Board Options Exchange; NYSE; and American Stock Exchange.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Portfolio will not exactly match the composition of the securities indexes on which options are written. The principal risk of purchasing securities index options is that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

The principal risk of writing securities index options is that price changes in the hedged securities will not correlate with price changes in the options, and thus the Portfolio could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of the hedged securities. Moreover, in the event the Portfolio were unable to close an option it had written, it might be unable to sell the securities used as cover.


OVER-THE-COUNTER OPTIONS

Options traded in the over-the-counter market may not be as actively traded as those traded on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. The Portfolios will engage in such transactions only with firms of sufficient credit, in the opinion of Alliance, so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The Portfolios may enter into contracts (or amend existing contracts) with primary dealer(s) with whom they write over-the-counter options. The contracts will provide that each Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Although the Portfolios have established standards of creditworthiness for these primary dealers, the Portfolios may still be subject to the risk that firms participating in such transactions will fail to meet their obligations. With respect to agreements concerning the over-the-counter options a Portfolio has written, the Portfolio will treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.


FUTURES TRANSACTIONS


All the Portfolios, except the Alliance Money Market Portfolio, may trade in certain futures contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. No purchase price is paid or received when the contract is entered into. Instead, a good faith deposit known as initial margin is made with the broker and subsequent daily payments known as variation margin are made to and by the broker reflecting changes in the value of the security or level of the index. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the CFTC.


Purchases or sales of securities index futures contracts may be used to attempt to protect a Portfolio's current or intended investments from broad fluctuations in securities prices, and interest rate and foreign currency futures contracts may be purchased or sold to attempt to hedge against the effects of interest or exchange rate changes on a Portfolio's current or intended investments in fixed income or foreign securities. All the Portfolios, except the Alliance Money Market, Alliance Equity Index and Alliance Intermediate Government Securities Portfolios, may trade in foreign currency futures contracts. In the event that an anticipated decrease in the value of portfolio securities occurs as a result of a general stock market decline, a general increase in interest rates or a decline in the dollar value of foreign currencies in which portfolio securities are denominated, the adverse effects of such changes may be offset, in whole or in part, by gains on the sale of futures contracts. In addition, the increased cost of portfolio securities to be acquired, caused by a general rise in the dollar value of foreign currencies or by a rise in stock prices or a decline in interest rates, may be offset, in whole or in part, by gains on futures contracts purchased by a Portfolio. In order to achieve desired asset mix parameters, the Alliance Conservative Investors and Alliance Growth Investors Portfolios may use futures contracts and related options transactions to establish a position in an asset class as a temporary substitute for purchasing individual securities, which may be subsequently purchased in orderly fashion. Similarly, these transactions may enable the Alliance Conservative Investors and Alliance Growth Investors Portfolios to reduce a position in an asset class as a temporary substitute for selling individual securities, in order to effect an orderly sale. In the case of the Alliance Equity Index Portfolio, futures contracts and related options on the S&P 500 Index may be purchased in order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error. A Portfolio will incur brokerage fees when it purchases and sells futures contracts, and it will be required to maintain margin deposits. (See "Risks of Transactions in Options, Futures Contracts and Forward Currency Contracts," below.) Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.


SECURITIES INDEX FUTURES CONTRACTS

A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the futures contract is based.

By establishing an appropriate "short" position in index futures, a Portfolio may seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are acquired. To the extent that these hedging strategies are successful, the Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.


OPTIONS ON FUTURES CONTRACTS


Each of the Portfolios, other than the Alliance Money Market Portfolio, may also purchase and write exchange-traded call and put options on futures contracts it is authorized to enter into. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires. The Portfolios will write only options on futures contracts which are "covered." A Portfolio will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Portfolio segregates with its custodian liquid assets at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). A Portfolio will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Portfolio owns the security deliverable under the futures contract. A Portfolio will be considered "covered" with respect to a call it has written on a securities index future if so long as the Portfolio is obligated as the writer of the call, the Portfolio owns a portfolio of securities the price changes of which are, in the opinion of Alliance, expected to replicate substantially the movement of the index upon which the futures contract is based.


Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its futures margin account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

Options on futures contracts can be used by a Portfolio to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Portfolio purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts is a means of hedging a portfolio of securities against a general decline in market prices. The purchase of a call option on a futures contract represents a means of hedging against a market advance when a Portfolio is not fully invested.

If a Portfolio writes options on futures contracts, the Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Portfolio will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Portfolio. If the option is exercised, the Portfolio will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Portfolio's holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Portfolio intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, a Portfolio's ability to establish and close out options positions at fairly established prices will be subject to the existence of a liquid market. The Portfolios will not purchase or write options on futures contracts unless, in Alliance's opinion, the market for such options has sufficient liquidity that the risks associated with such options transactions are not at unacceptable levels.


LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Portfolios will not engage in transactions in futures contracts and related options for speculation. All the Portfolios, except the Alliance Money Market Portfolio, may enter into futures contracts and buy and sell related options as described above. The Portfolios will not purchase or sell futures contracts or related options unless either (1) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on a Portfolio's existing futures and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of the Portfolio's total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by a Portfolio, an amount of liquid assets equal to the cost of such futures contracts or options written (less any related margin deposits) will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by a Portfolio, the securities underlying such futures contracts or options will at all times be maintained by the Portfolio or, in the case of index futures and related options, the Portfolio will own securities the price changes of which are, in the opinion of Alliance, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although the Portfolios intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of maintenance margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.


FOREIGN CURRENCY OPTIONS, FOREIGN CURRENCY FUTURES CONTRACTS AND OPTIONS ON FUTURES

The Portfolios, other than the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may purchase or sell exchange-traded or over-the-counter foreign currency options, foreign currency futures contracts and related options on foreign currency futures contracts as a hedge against possible variations in foreign exchange rates. The Portfolios will write options on foreign currencies or on foreign currency futures contracts only if they are "covered." A put option on a foreign currency or on a foreign currency futures contract written by a Portfolio will be considered "covered" if, so long as the Portfolio is obligated as the writer of the put, it segregates with the Portfolio's custodian liquid assets equal at all times to the aggregate exercise price of the put. A call option on a foreign currency or on a foreign currency futures contract written by the Portfolio will be considered "covered" only if the Portfolio owns short term debt securities with a value equal to the face amount of the option contract and denominated in the currency upon which the call is written. Option transactions may be effected to hedge the currency risk on non-U.S. dollar-denominated securities owned by a Portfolio, sold by a Portfolio but not yet delivered, or anticipated to be purchased by a Portfolio. As an illustration, a Portfolio may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-denominated security. In these circumstances, a Portfolio may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option. As in the case of other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. Although the purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates in the event of exchange rate movements adverse to the Portfolio's position it may forfeit the entire amount of the premium plus related transaction costs.

Certain differences exist between foreign currency hedging instruments. Foreign currency options provide the holder the right to buy or to sell a currency at a fixed price on or before a future date. Listed options are third-party contracts (performance is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized prices and expiration dates. Over-the-counter options are two-party contracts and have negotiated prices and expiration dates. See "Over-the-Counter Options," above. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of the currency for a set price on a future date. Futures contracts and listed options on futures contracts are traded on boards of trade or futures exchanges. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, thus it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter.

A Portfolio will not speculate in foreign currency options, futures or related options. Accordingly, a Portfolio will not hedge a currency substantially in excess of the market value of the securities denominated in that currency which it owns or the expected acquisition price of securities which it anticipates purchasing.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Whether a currency hedge benefits a Portfolio will depend on Alliance's ability to predict future foreign currency exchange rates.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


When a Portfolio invests in foreign securities, the securities are usually denominated in a foreign currency, and the Portfolio may temporarily hold foreign currency in connection with such investments. As a result, the value of the Portfolio's assets will be subject to fluctuations based on changes in the relative value of the foreign currency and the U.S. dollar. To control the effects of this exchange risk, all of the Portfolios, except the Alliance Money Market, Alliance Equity Index and Alliance Intermediate Government Securities Portfolios, may enter into forward foreign currency exchange contracts ("forward currency contracts"), which are agreements to purchase or sell foreign currencies at a specified future date and price. Forward currency contracts are usually used to fix the U.S. dollar value of securities a Portfolio has agreed to buy or sell ("transaction hedging"). The Portfolios may also use forward currency contracts to hedge the U.S. dollar value of securities it already owns ("position hedging"). The Portfolios will not speculate in forward currency contracts.

In general, forward currency contracts are not regulated by any governmental authority guaranteed by a third party or traded on an exchange. Accordingly, each party to a forward currency contract is dependent upon the creditworthiness and good faith of the other. The Portfolios will only enter forward currency contracts with counterparties that, in the opinion of Alliance, do not present undue credit risk.



RISKS OF TRANSACTIONS IN OPTIONS, FUTURES CONTRACTS AND FORWARD CURRENCY
CONTRACTS

Although the Portfolios will enter into transactions in futures contracts, options on securities and securities indexes, options on futures contracts, forward currency contracts and certain currency options as described above for hedging purposes, and transactions in options on securities and securities indexes to generate option premium income, their use involves certain risks. A lack of correlation between the index or instrument underlying an option or futures contract and the assets or liabilities being hedged, or unexpected adverse price movements, could render a Portfolio's hedging strategy unsuccessful and could result in losses. Moreover, when an option has been written, in the event of a decline, the underlying position is only hedged to the extent of the amount of premium received. Over-the-counter transactions in options on foreign currencies and options on securities and securities indexes also involve a lack of an organized exchange trading environment, making them less liquid and making it more difficult to value than if they were exchange traded.


In addition, there can be no assurance that a liquid secondary market will exist for any futures contract or option purchased or sold. Accordingly a Portfolio may be required to maintain a position until exercise or expiration, which could result in losses. If in the event of an adverse movement the Portfolio could not close a futures position, it would be required to continue to make daily cash payments of variation margin. If a Portfolio could not close an option position, an option holder would be able to realize profits or limit losses only by exercising the option, and an option writer would remain obligated until exercise or expiration. Finally, if a broker or clearing member of an options or futures clearing corporation were to become insolvent, the Portfolios could experience delays and might not be able to trade or exercise options or futures purchased through that broker. In addition, the Portfolios could have some or all of their positions closed out without their consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves. While the principal purpose of hedging is to limit or offset the effects of adverse market movements, the attendant expense may cause the Portfolios' returns to be less than if hedging had not taken place. The overall effectiveness of hedging therefore depends on Alliance's accuracy in predicting future changes in interest rate levels and/or securities price movements, as well as on the expense of hedging.



MANAGEMENT OF THE TRUST


As of March 31, 1998, the Trustees and officers of the Trust owned Contracts entitling them to provide voting instructions in the aggregate with respect to less than one percent of the Trust's shares of beneficial interest.

THE TRUSTEES




NAME, ADDRESS AND AGE                      PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
---------------------                      -------------------------------------------
*John D. Carifa (53) ...................   President, Chief Operating Officer and a Director of
 Alliance Capital Management L.P.          Alliance Capital Management Corporation ("ACMC");
 1345 Avenue of the Americas               Chairman and Chief Executive Officer of Alliance's
 New York, NY 10105                        Mutual Fund Division. Currently a Director and Trustee
                                           of all other registered investment companies (the
                                           "Alliance Mutual Funds") sponsored by Alliance, and
                                           Director of Frontier Trust Company, a subsidiary of
                                           Equitable.

 Richard W. Couper (75) ................   President Emeritus of the Woodrow Wilson National Fellow-
 The Burke Library                         ship Foundation and President Emeritus of the New York
 Hamilton College                          Public Library.
 P.O. Box 345
 Clinton, NY 13323-0345

 William H. Foulk, Jr. (65) ............   Investment adviser and independent consultant. Former
 2 Hekma Road                              Senior Manager of Barrett Associates, Inc. (investment
 Greenwich, CT 06831                       adviser), from May 1986 to November 1994.

 Brenton W. Harries (70) ...............   Director of Enhance Reinsurance Co. since December
 14 Point Road                             1986. Mr. Harries was also President and Chief Executive
 Wilton Point,                             Officer, Global Electronic Markets Company from August
 South Norwalk, CT 06854                   1985 to October 1986.

 Howard E. Hassler (Chairman) (68)......   Currently a consultant specializing in retailing, finance and
 P.O. Box 967                              real estate. Former Chairman and Chief Executive Officer
 New York, NY 10150                        of Brooks Fashion Stores, Inc. (specialty clothing stores);
                                           Former Chairman, President and Chief Operating Officer
                                           of Allied Stores Corporation (department and specialty
                                           stores), 1987; Executive Vice President and Director,
                                           Allied Stores Corporation from June 1984 to June 1987.

 William L. Mannion (67) ...............   Retired. Former Group Senior Vice President of Opera-
 45 Bonnie Way                             tions of American Ultramar Limited until December 1986;
 Allendale, NJ 07401                       President and Chief Executive Officer of Tittston Petro-
                                           leum, Inc., from January 1978 to July 1985; Director of the
                                           East Jersey Railroad and the Bayonne Terminal Ware-
                                           house from July 1978 to May 1983.

 Clifford L. Michel (58) ...............   Partner of the law firm of Cahill Gordon & Reindel since
 St. Bernard's Road                        January 1972. President, Chief Executive Officer and Di-
 Gladstone, NJ 07934                       rector of Wenonah Development Company (investment
                                           holding company) since 1976. Director since 1987 and
                                           Member of the Human Resources, Environmental and
                                           Safety, and Executive Committees since 1987 of Placer
                                           Dome Inc. (mining). Director, Faber-Castell Corporation
                                           from 1988-1994 (writing instruments). President of Board
                                           of Trustees of St. Mark's School from 1988 to 1993. Chair-
                                           man of the Board of Trustees of Morristown Memorial
                                           Hospital (and Memorial Health Foundation) from 1991 to
                                           1996. Director, Vice Chairman and Treasurer of Atlantic
                                           Health Systems, Inc. and Atlantic Hospital since 1996.

NAME, ADDRESS AND AGE                PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
---------------------                -------------------------------------------
*Peter D. Noris (42) .............   Executive Vice President (since May 1995) and Chief Invest-
 The Equitable Life Assurance        ment Officer of Equitable (since July 1995); Executive Vice
 Society of the United States        President, The Equitable Companies Incorporated ("Equi-
 787 Seventh Avenue                  table Companies") (since May 1995); Director of ACMC,
 New York, NY 10019                  the general partner of Alliance, since July 1995. Prior
                                     thereto, Vice President of Salomon Brothers Inc., from
                                     1992 to 1995. Principal of Morgan Stanley & Co. Inc., from
                                     1984 to 1992.

 Donald J. Robinson (63) .........   Senior Partner of the law firm of Orrick, Herrington &
 666 Fifth Avenue                    Sutcliffe from July 1987 to December 1994; Member of the
 New York, NY 10022                  Executive Committee of the firm from January to Decem-
                                     ber 1994; Senior Counsel of the firm since January 1995.
                                     Trustee of the Museum of the City of New York from 1977
                                     to 1995.

*Trustees Carifa and Noris are "interested persons" (as defined in the Investment Company Act) of the Trust. Mr. Carifa is deemed an "interested person" of the Trust by virtue of his positions as a director and officer and director of ACMC and Alliance, respectively. Mr. Noris is deemed an "interested person" of the Trust by virtue of his positions as an officer of Equitable and a director of ACMC.


Trustees Couper, Harries and Robinson are trustees (but not "interested persons") of The Alliance Portfolios, a mutual fund advised by Alliance. Trustee Robinson is also a director or trustee (but not an "interested person") of 37 other mutual funds advised by Alliance. Trustee Michel is a director or trustee (but not an "interested person") of 40 other mutual funds advised by Alliance. Trustee Hassler is a director (but not an "interested person") of Alliance Real Estate Investment Fund, Inc, a mutual fund advised by Alliance.


COMMITTEES OF THE BOARD



The Trust has a standing audit committee consisting of Trustees Mannion, Couper, Foulk, Harries, Hassler, Michel and Robinson. The audit committee's function is to recommend to the Board of Trustees a firm of independent auditors to conduct the annual audit of the Trust's financial statements; review with such firm the outline, scope and results of this annual audit; and review the performance and fees charged by the independent auditors for professional services. In addition, the committee meets with the independent auditors and representatives of management to review accounting activities and areas of financial reporting and control.



The Trust has a nominating committee consisting of Trustees Hassler, Couper and Robinson. This committee considers individuals for nomination as Trustees of the Trust.


The Trust has a valuation committee consisting of Trustees Harries, Mannion and Noris. This committee determines the value of any of the Trust's securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided.


The Trust has a compensation committee consisting of Trustees Robinson, Hassler and Mannion. The compensation committee's function is to review the Trustees' compensation arrangements.


The Trust has a conflicts committee consisting of Trustees Hassler, Michel and Robinson. The conflicts committee's function is to take any action necessary to resolve conflicts among shareholders.

                          TRUSTEE COMPENSATION TABLE



                                                                                            TOTAL
                                                PENSION OR                            COMPENSATION FROM
                              AGGREGATE         RETIREMENT                            THE ALLIANCE FUND
                            COMPENSATION     BENEFITS ACCRUED     ESTIMATED ANNUAL        COMPLEX,
                              FROM THE       AS PART OF TRUST      BENEFITS UPON        INCLUDING THE
TRUSTEE                         TRUST            EXPENSES            RETIREMENT            TRUST1
 John D. Carifa               $    -0-             $-0-                 $-0-              $    -0-
 Richard W. Couper            $65,0002             $-0-                 $-0-              $ 94,000
 William H. Foulk, Jr3        $    -0-             $-0-                 $-0-              $176,250
 Brenton W. Harries           $ 73,000             $-0-                 $-0-              $102,000
 Howard E. Hassler            $ 91,000             $-0-                 $-0-              $ 94,500
 William L. Mannion           $76,0002             $-0-                 $-0-              $ 76,000
 Clifford L. Michel           $ 57,000             $-0-                 $-0-              $194,500
 Peter D. Noris               $    -0-             $-0-                 $-0-              $    -0-
 Donald J. Robinson           $69,0002             $-0-                 $-0-              $235,500

----------
1 As of December 31, 1997 there were 119 investment companies in the Alliance
  Fund Complex.
2 Completely deferred. The total amounts of deferred compensation (including interest) payable by the Trust to Messrs. Couper, Mannion and Robinson as of December 31, 1997 were $131,027, $320,769 and $255,073, respectively.
3 Appointed as Trustee on December 5, 1997.


COMPENSATION OF TRUSTEES


Each Trustee, other than those who are "interested persons" of the Trust (as defined in the Investment Company Act), receives from the Trust an annual fee of $29,000, plus an additional fee of $4,000 per board meeting and $2,000 per committee meeting attended. The meeting fee paid to the Trustee acting as chairman of the meeting is increased by 50%. The Chairman of the Board receives an additional annual retainer of $7,000. Trustees receive $1,000 for each day spent performing special services requested by the Chairman or the President of the Trust, and reimbursement for expenses in connection with the performance of regular and special services.



During the year ended December 31, 1997, the Trust paid total retainer and meeting fees of $496,000 (including deferrals of $210,000).



A deferred compensation plan for the benefit of the Trustees has been adopted by the Trust. Under the plan each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until his retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five- to twenty-year period elected by such Trustee.

THE TRUST'S OFFICERS


No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of Alliance or Equitable. The Trust's principal executive officers are:




NAME AND AGE                 POSITION WITH TRUST             PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
------------                 -------------------             --------------------------------------------
Mark D. Gersten (47)         Treasurer and Chief Financial   Senior Vice President, Alliance Fund
                              Officer                        Services, Inc. ("AFS"), with which he
                                                             has been associated since prior to
                                                              1992.

Thomas R. Manley (46)        Controller and Chief            Vice President, ACMC (May 1996 to
                              Accounting Officer             present); Assistant Vice President,
                                                             ACMC (July 1993 to May 1996);
                                                             Assistant Vice President, Equitable
                                                             Capital Management Corporation
                                                             ("ECMC") (March 1991 to July
                                                             1993).

Bruce W. Calvert (51)        Vice President                  Vice Chairman and Chief Investment
                                                             Officer of ACMC, with which he has
                                                             been associated since prior to 1992.

Kathleen A. Corbet (38)      Vice President                  Executive Vice President, ACMC
                                                             (February 1997 to present); Senior
                                                             Vice President, ACMC (July 1993 to
                                                             February 1997); Executive Vice
                                                             President, ECMC (June 1992 to July
                                                             1993).

Jerome S. Golden (53)        Vice President                  Executive Vice President of
                                                             Equitable (January 1998 to present);
                                                             rejoined Equitable in 1994 as
                                                             President of the Income Management
                                                             Group; previously President of
                                                             Golden Financial Group, which he
                                                             founded in 1987.

Nelson R. Jantzen (53)       Vice President                  Senior Vice President, ACMC (July
                                                             1993 to present); Executive Vice
                                                             President, ECMC (June 1992 to July
                                                             1993).

Wayne D. Lyski (56)          Vice President                  Executive Vice President, ACMC,
                                                             with which he has been associated
                                                             since prior to 1992.

Robin K. Murray (42)         Vice President                  Vice President, Equitable (April 1994
                                                             to present); associated with Equitable
                                                             since prior to 1992.

Alden M. Stewart (52)        Vice President                  Executive Vice President, ACMC
                                                             (July 1993 to present); associated
                                                             with ECMC since prior to 1992.

Edmund P. Bergan, Jr. (47)   Secretary                       Senior Vice President and General
                                                             Counsel, Alliance Fund Distributors,
                                                             Inc. ("AFD"), with which he has
                                                             been associated since prior to 1992.

INVESTMENT ADVISORY AND OTHER SERVICES

GENERAL INFORMATION


Alliance, an investment adviser registered with the SEC under the Investment Advisers Act of 1940, has served as the investment adviser to the Trust since July 22, 1993. Alliance is a major international investment adviser that serves its clients, who primarily are major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds, with a staff of approximately 1,500 employees operating out of domestic offices and the overseas offices of subsidiaries in Australia, Bahrain, Canada, France, India, Japan, Luxembourg, Singapore, Spain, Turkey and the United Kingdom, and affiliate offices located in Austria, Brazil, Hong Kong, India, Poland and South Africa. Alliance's principal executive officer is Dave H. Williams, its Chairman and Chief Executive Officer.

Alliance is a publicly-traded Delaware limited partnership whose limited partnership interests, represented by units, are listed on the New York Stock Exchange. As of December 31, 1997, ACMC and Equitable Capital Management Corporation, each a wholly-owned direct or indirect subsidiary of Equitable, owned in the aggregate approximately 57% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in the Adviser ("Units"), and approximately 33% and 10% of the Units were owned by the public and employees of the Adviser and its subsidiaries, respectively, calculated. ACMC, the sole general partner of, and the owner of a 1% general partnership interest in, Alliance, is a wholly-owned subsidiary of Equitable Investment Corporation ("EIC"), which in turn is wholly-owned by Equitable Holding Corporation ("EHC"), a wholly-owned subsidiary of Equitable. The principal offices of Alliance and ACMC are located at 1345 Avenue of the Americas, New York, New York 10105.

Equitable, which is a New York life insurance company and one of the largest life insurance companies in the United States, is a wholly-owned subsidiary of The Equitable Companies Incorporated ("The Equitable Companies"), a publicly-owned holding company. The principal offices of The Equitable Companies and Equitable are located at 787 Seventh Avenue, New York, New York 10019 and 1290 Avenue of the Americas, New York, New York 10019, respectively.

AXA-UAP, a French insurance holding company, currently owns approximately 59% of the outstanding voting shares of common stock of The Equitable Companies. As a majority shareholder of The Equitable Companies, AXA-UAP is able to exercise significant influence over the operations and capital structure of The Equitable Companies, Equitable and their subsidiaries. AXA-UAP is the holding company for an international group of insurance and related financial services companies. AXA-UAP's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America and the Asia/Pacific area. AXA-UAP is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

Based on information provided by AXA-UAP, as of September 30, 1997 more than 25% of the voting power of AXA-UAP was controlled directly and indirectly by FINAXA, a French holding company. As of September 30, 1997 more than 25% of the voting power of FINAXA was controlled directly and indirectly by four French mutual insurance companies (the "Mutuelles AXA"), one of which, AXA Assurances I.A.R.D. Mutuelle, itself controlled directly and indirectly more than 25% of the voting power of FINAXA. Acting as a group, the Mutuelles AXA control AXA-UAP and FINAXA.



ADVISORY AGREEMENT

The Investment Advisory Agreement terminates automatically in the event of its assignment or, with respect to any Portfolio, upon 60 days' notice given by the Trust's Board of Trustees, by Alliance or by majority vote (as defined in the Investment Company Act and the rules thereunder) of the Portfolio's shares. Otherwise, the term of the Investment Advisory Agreement on behalf of each Portfolio is two years, but the Agreement will remain in effect from year to year with respect to any Portfolio so long as its continuance is approved at least annually by a majority of the non-interested members of the Board of Trustees, and by (i) a majority vote (as defined in the Investment Company Act and the rules thereunder) of the Portfolio's shareholders or (ii) the Board of Trustees.

The advisory fee payable by the Trust is at the following annual percentages of the value of each Portfolio's daily average net assets:




                                                                       DAILY AVERAGE NET ASSETS
                                             -----------------------------------------------------------------------------
                                                  FIRST            NEXT            NEXT            NEXT
                                              $750 MILLION     $750 MILLION     $1 BILLION     $2.5 BILLION     THEREAFTER
                                             --------------   --------------   ------------   --------------   -----------
 Alliance Conservative Investors .........         .475%            .425%           .375%           .350%         .325%
 Alliance Balanced .......................         .450%            .400%           .350%           .325%         .300%
 Alliance Growth Investors ...............         .550%            .500%           .450%           .425%         .400%
 Alliance Common Stock ...................         .475%            .425%           .375%           .355%         .345%*
 Alliance Global .........................         .675%            .600%           .550%           .530%         .520%
 Alliance Aggressive Stock ...............         .625%            .575%           .525%           .500%         .475%
 Alliance Small Cap Growth ...............         .900%            .850%           .825%           .800%         .775%
 Alliance Money Market ...................         .350%            .325%           .300%           .280%         .270%
 Alliance Intermediate Government
  Securities .............................         .500%            .475%           .450%           .430%         .420%
 Alliance High Yield .....................         .600%            .575%           .550%           .530%         .520%
 Alliance Growth and Income ..............         .550%            .525%           .500%           .480%         .470%
 Alliance Quality Bond ...................         .525%            .500%           .475%           .455%         .445%
 Alliance Equity Index ...................         .325%            .300%           .275%           .255%         .245%
 Alliance International ..................         .900%            .825%           .800%           .780%         .770%

----------
* On assets in excess of $10 billion, the management fee for the Alliance Common Stock Portfolio is reduced to 0.335% of average daily net assets.


Because of undertakings made by Equitable Variable in connection with the Reorganization, Equitable reimburses the Alliance Common Stock and Alliance Money Market Divisions of its Continuing Separate Account to offset completely the effect on such divisions of the portion of the Trust's advisory fees applicable to such divisions which exceed a .25% effective annual rate. In addition, Equitable reimburses the Alliance High Yield, Alliance Aggressive Stock and Alliance Balanced Divisions of its Separate Account I for the portion of the Trust's advisory fees applicable to those divisions which exceeds a .25% effective annual rate. Because of expense limits in the variable annuity contracts funded by its Separate Account A, Equitable reimburses the Alliance Common Stock, Alliance Money Market and Alliance Balanced Division of that separate account for the portion of the Trust's advisory fees applicable to those divisions which exceeds a .26% effective rate, and the Alliance Aggressive Stock Division for the portion that exceeds a .41% effective rate. Policies sold by insurers other than Equitable and newer policy designs of Equitable bear the advisory fees without adjustment. For a discussion of the Reorganization, see "General Information," above.


In 1997, the Trust paid advisory fees of $83,421,824 to Alliance. In 1996, the Trust paid advisory fees of $59,901,466 to Alliance. In 1995, the Trust paid advisory fees of $40,636,168 to Alliance.



SPECIFIC SERVICES PERFORMED

Alliance performs the following services for or on behalf of the Trust pursuant to the Investment Advisory Agreement.

Subject to the approval and supervision of the Board of Trustees, Alliance exercises overall responsibility for the investment and reinvestment of the Trust's assets. Alliance manages each Portfolio and is responsible for the investment operations of the Trust and the composition of each Portfolio, including the purchase, retention and disposition of the investments, securities and cash contained therein, in accordance with each Portfolio's investment objectives and policies as stated in the Trust's Agreement and Declaration of Trust, By-laws, Prospectus and Statement of Additional Information as from time to time in effect. In connection therewith, Alliance provides investment research and supervision of the Trust's investments and conducts a continuous program of investment evaluation and, if appropriate, sales and reinvestment of the Trust's assets. Alliance furnishes to the Trust such statistical information, with respect to the investments which the Trust may hold or contemplate purchasing, as the Trust may reasonably request. On Alliance's own initiative, it apprises the Trust of important developments materially affecting each Portfolio and furnishes the Trust from time to time such information as it may believe appropriate for this purpose. In addition, Alliance furnishes to the Board of Trustees such periodic and special reports as the Board may reasonably request. Alliance also implements all purchases and sales of investments for each Portfolio in a manner consistent with such investment policies, as from time to time amended.


Alliance, on behalf of the Trust, arranges for the placement of orders and other execution of transactions for each Portfolio.


At the Trust's request, Alliance provides, without charge, personnel, who may be the Trust's officers, to render such clerical, administrative and other services, other than investor services or accounting services, to the Trust and also furnishes to the Trust, without charge, such office facilities, which may be Alliance's own offices, as may be required to perform its investment advisory and portfolio management services. The Trust may also hire its own employees and contract for services to be performed by third parties.

Pursuant to the terms of the Investment Advisory Agreement, Alliance has contracted with Equitable for the provision of certain administrative services to the Trust.

Alliance also performs investment advisory services for certain of Equitable's separate and advisory accounts and for other clients, including mutual funds registered as investment companies under the Investment Company Act, some of which fund Contracts issued by Equitable and certain other unaffiliated insurance companies. There are occasions on which transactions for the Trust may be executed as part of concurrent authorizations to purchase or sell the same security for Equitable's general account or for other accounts or investment companies managed by Equitable or Alliance. These concurrent authorizations potentially can be either advantageous or disadvantageous to the Trust. When these concurrent authorizations occur, the objective is to allocate the executions and related brokerage charges among the accounts or mutual funds in an equitable manner.



ACCOUNTING SERVICES

Under an Accounting Services Agreement dated as of June 30, 1997, Alliance has agreed to provide, or arrange for the provision of, certain investment accounting services, including calculation of net asset values, preparation of financial statements for each Portfolio, and such other accounting services as the Trust may from time to time reasonably request, in exchange for reimbursement by the Trust of costs and expenses incurred in providing, or arranging for the provision of, such services. For the period from July 18, 1997 through December 31, 1997, Alliance was reimbursed for $377,128 of costs and expenses incurred in arranging for the provision of accounting services.



BROKERAGE ALLOCATION


SELECTION OF BROKERS

Pursuant to the Investment Advisory Agreement, Alliance, on behalf of the Trust, arranges for the placement of orders and other transactions for each Portfolio.

BROKERAGE COMMISSIONS

The Portfolios are charged for securities brokers' commissions, transfer taxes and similar fees relating to securities transactions. Alliance seeks to obtain the best price and execution on all orders placed for the Portfolios, considering all the circumstances except to the extent it may be permitted to pay higher commissions as described below.

It is expected that securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if that market is deemed the primary market.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. However, brokerage commission rates in certain countries in which the Portfolios may invest may be discounted for certain large domestic and foreign investors such as the Portfolios. A number of foreign banks and brokers will be used for execution of each Portfolio's portfolio transactions. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed com-mission or mark-up. In underwritten offerings, the price generally includes a disclosed fixed commission or discount.

Alliance may, in the allocation of brokerage business, take into consideration research and other brokerage services provided by brokers and dealers to Equitable or Alliance. The research services include economic, market, industry and company research material. Based upon an assessment of the value of research and other brokerage services provided, proposed allocations of brokerage for commission transactions are periodically prepared internally. In limited cases, certain brokers have been advised informally that, although the Trust is under no legal obligation, an attempt will be made to meet the internally proposed level of allocated brokerage business to the broker for brokerage and research services over a period of time.

Commissions charged by brokers which provide research services may be somewhat higher than commissions charged by brokers which do not provide them. As permitted by Section 28(e) of the Securities Exchange Act of 1934 and by policies adopted by the Trustees, Alliance may cause the Trust to pay a broker-dealer which provides brokerage and research services to Alliance an amount of commission for effecting a securities transaction for the Trust in excess of the commission another broker-dealer would have charged for effecting that transaction.


Alliance does not engage brokers whose commissions it believes to be unreasonable in relation to services provided. The overall reasonableness of commissions paid will be evaluated by rating brokers on such general factors as execution capabilities, quality of research (that is, quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker) and financial standing, as well as the net results of specific transactions, taking into account such factors as price, promptness, size of order and difficulty of execution. The research services obtained will, in general, be used by Alliance for the benefit of all accounts for which it makes investment decisions. The receipt of research services from brokers will tend to reduce Alliance's expenses in managing the Portfolios other than the Alliance Money Market Portfolio. This has been taken into account when setting the amount paid for managing those Portfolios. Although orders may be given by the Alliance Money Market Portfolio to brokers or dealers which provide research services to Alliance, the fact that the investment adviser may benefit from such research has not been considered when setting the amount paid for managing that Portfolio. This is because Alliance Money Market Portfolio transactions will generally be with issuers or market makers where no commissions are charged. In 1995 the Trust paid an aggregate of $21,329,056 in brokerage commissions of which $18,468,344 was paid to brokers relating to transactions aggregating $8,928,306,482 which were directed to them in part for research services provided by them. In 1996 the Trust paid an aggregate of $27,895,553 in brokerage commissions of which $25,576,822 was paid to brokers relating to transactions aggregating $12,956,909,742 which were directed to them in part for research services provided by them. In 1997 the Trust paid an aggregate of $30,333,516 in brokerage commissions of which $14,164,169 was paid to brokers relating to transactions aggregating $15,241,230,017 which were directed to them in part for research services provided by them.

BROKERAGE TRANSACTIONS WITH AFFILIATES


To the extent permitted by law, the Trust may engage in brokerage transactions with its affiliate, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), with brokers who are DLJ affiliates, or with unaffiliated brokers who trade or clear through DLJ. The Investment Company Act generally prohibits the Trust from engaging in securities transactions with DLJ or its affiliates, as principal, unless pursuant to an exemptive order from the SEC. The Trust may apply for such exemptive relief. The Trust has adopted procedures, prescribed by the Investment Company Act, which are reasonably designed to provide that any commissions or other remuneration it pays to DLJ or its affiliates do not exceed the usual and customary broker's commission. In addition, the Trust will adhere to the requirements under the Securities Exchange Act of 1934 governing floor trading. Also, due to securities law limitations, the Trust will limit purchases of securities in a public offering, if such securities are underwritten by DLJ or its affiliates. During the year ended December 31, 1995, the Trust paid no brokerage commissions to DLJ, during the fiscal year ended December 31, 1996, the Trust paid $2,500 to Autranet, Inc., an affiliate of DLJ, and during the fiscal year ended December 31, 1997, the Trust paid $29,805 to DLJ, in accordance with the procedures described above.



TRUST EXPENSES AND OTHER CHARGES

Pursuant to the Trust's Investment Advisory Agreement, the Trust is obligated to pay all of its operating expenses not specifically assumed by Alliance. In addition, as principal underwriter of the Trust's Class IA shares, EQ Financial Consultants, Inc. ("EQ Financial") will bear the Trust's marketing expenses. A daily adjustment will be made in the values under certain Contracts outstanding and offered by Equitable and Equitable Variable when the management separate accounts of Equitable and Equitable Variable were reorganized into unit investment trust form to offset completely the impact of any such expense on values under such Contracts. Contracts sold by insurers other than Equitable and Equitable Variable and new policy designs of Equitable bear such expenses without adjustment. Although Equitable does not expect the Trust to incur any federal income or excise tax liability (see "Dividends, Distributions and Taxes" in the Prospectus), Equitable reserves the right to exclude any such taxes from such adjustments.

The expenses borne by the Trust include or could include taxes; brokerage commissions; interest charges; securities lending fees; fees and expenses of the registration or qualification of a Portfolio's securities under federal or state securities laws; fees of the Portfolio's custodian, transfer agent, independent accountants, and legal counsel; all expenses of shareholders' and trustees' meetings; all expenses of the preparation, typesetting, printing and mailing to existing shareholders of prospectuses, prospectus supplements, statements of additional information, proxy statements, and annual and semi-annual reports; any proxy solicitor's fees and expenses; costs of fidelity bonds and Trustees; liability insurance premiums as well as extraordinary expenses such as indemnification payments or damages awarded in litigation or settlements made; any membership fees of the Investment Company Institute and similar organizations; costs of maintaining the Trust's corporate existence and the compensation of Trustees who are not directors, officers, or employees of Alliance or its affiliates.


PURCHASE AND PRICING OF SECURITIES

As stated in the Prospectus, the Trust will offer and sell its shares at each Portfolio's per share net asset value, which will be determined in the manner set forth below.

The net asset value of the shares of each Portfolio of the Trust will be determined once daily, immediately after the declaration of dividends, if any, at the close of business on each business day. The net asset value per share of each Portfolio will be computed by dividing the sum of the investments held by that Portfolio, plus any cash or other assets, minus all liabilities, by the total number of outstanding shares of that Portfolio at such time. All expenses borne by the Trust, including the investment advisory fee payable to Alliance, will be accrued daily.

The net asset value per share of any series (i.e., Portfolio) will be determined and computed as follows, in accordance with generally accepted accounting principles, and consistent with the Investment Company Act:

    o The assets belonging to each series will include (a) all consideration received by the Trust for the issue or sale of shares of that particular series, together with all assets in which such consideration is invested or reinvested, (b) all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, (c) any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be and (d) General Items, if any, allocated to that series. General Items includes any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any particular series. General Items will be allocated as the Trust's Board of Trustees considers fair and equitable.

    o The liabilities belonging to each series will include (a) the liabilities of the Trust in respect of that series, (b) all expenses, costs, charges and reserves attributable to that series, and (c) any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular series which have been allocated as the Trust's Board of Trustees considers fair and equitable.

The value of each Portfolio will be determined at the close of business on each "business day," i.e., each day in which the degree of trading in the Portfolio might materially affect the net asset value of such Portfolio. Normally, this would be each day that the NYSE is open and would include some Federal holidays. For stocks and options, the close of trading is the 4:00 p.m. and 4:15 p.m. (Eastern time) close respectively of the NYSE and the Options Price Reporting Authority; for bonds the close of trading is the close of business in New York City, and for foreign securities it is the close of business in the applicable foreign country with exchange rates determined at 2:00 p.m. New York City time.

Values are determined according to generally accepted accounting practices and all laws and regulations that apply. The assets of each Portfolio are valued as follows:

    o Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if there is no reported sale during the day, at a bid price estimated by a broker.

    o Foreign securities not traded directly, or in American Depositary Receipt or similar form in the United States, are valued at representative quoted prices in the currency of the country of origin. Foreign currency is converted into its U.S. dollar equivalent at current exchange rates.

    o U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.


    o Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.


    o Short-term debt securities held by the Portfolios other than the Money Market Portfolio which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities held by such Portfolios which mature in more than 60 days are valued at representative quoted prices. Securities held by the Money Market Portfolio are valued at prices based on equivalent yields or yield spreads.

    o Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

    o Convertible bonds, and unlisted convertible preferred stocks, are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks.

    o Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

    o Purchased options, including options on futures, are valued at their last bid price. Written options are valued at their last asked price.

    o Futures contracts are valued as of their last sale price or, if there is no sale, at the latest available bid price.

    o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the valuation committee of the Board of Trustees using its best judgment.

The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

When the Trust writes a call option, an amount equal to the premium received by the Trust is included in the Trust's financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires on its stipulated expiration date or the Trust enters into a closing purchase or sale transaction, the Trust realizes a gain (or loss) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security, and the proceeds of sale are increased by the premium originally received, or reduced by the price paid for the option.

Alliance may, from time to time, under the general supervision of the Board of Trustees or its valuation committee, utilize the services of one or more pricing services for assistance in valuing the assets of the Trust. Alliance will continuously monitor the performance of such pricing services.


CERTAIN TAX CONSIDERATIONS


Each Portfolio is treated for Federal income tax purposes as a separate taxpayer. The Trust intends that each Portfolio shall qualify each year and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").


As a regulated investment company, each Portfolio will not be subject to federal income or excise tax on any of its net investment income or net realized capital gains which are timely distributed to shareholders under the Code. Under present law, as a Massachusetts business trust doing business in New York, a Portfolio will also not be subject to any excise or income taxes in Massachusetts or New York on such amounts. A number of technical rules are prescribed for computing net investment income and net capital gains. For example, dividends are generally treated as received on the ex-dividend date. Also, certain foreign currency losses and capital losses arising after October 31 of a given year may be treated as if they arise on the first day of the next taxable year.


Portfolios investing in foreign securities or currencies may be subject to foreign taxes which could reduce the investment performance of such Portfolios.


To qualify for treatment as a regulated investment company, a Portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing. For purposes of this test, gross income is determined without regard to losses from the sale or other disposition of stock or securities. In addition, the Secretary of the Treasury has regulatory authority to exclude from qualifying income described above foreign currency gains which are not "directly related" to a regulated investment company's "principal business of investing" in stock, securities or related options or futures. The Secretary of the Treasury has not to date exercised this authority.

A Portfolio, in general, must also (a) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the value of its total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year.


Generally, in order to avoid a 4% nondeductible excise tax, each Portfolio of the Trust must distribute to its shareholders during the calendar year the following amounts:

    o  98% of the Portfolio's ordinary income for the calendar year;


    o 98% of the Portfolio's capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and


    o any undistributed ordinary income or capital gain net income for the prior year.

The excise tax is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although each Portfolio believes that it is not subject to the excise tax, the Portfolios intend to make the distributions required to avoid the imposition of such a tax.


Because the Trust is used to fund non-qualified Contracts, each Portfolio must meet the diversification requirements imposed by the Code or these policies will fail to qualify as life insurance and annuities. In general, for a Portfolio to meet the investment diversification requirements of Subchapter L of the Code, Treasury regulations require that no more than 55% of the total value of the assets of the Portfolio may be represented by any one investment, no more than 70% by two investments, no more than 80% by three investments and no more than 90% by four investments. Generally, for purposes of the regulations, all securities of the same issuer are treated as a single investment. In the context of U.S. Government securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States) each U.S. Government agency or instrumentality is treated as a separate issuer. Compliance with the regulations is tested on the last day of each calendar year quarter. There is a 30-day period after the end of each calendar year quarter in which to cure any non-compliance.




PORTFOLIO PERFORMANCE


Returns and yields shown do not reflect insurance company charges and fees applicable to the Contracts.



ALLIANCE MONEY MARKET PORTFOLIO YIELD

The Alliance Money Market Portfolio calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical shareholder account with one share at the beginning of the period. To determine the seven-day rate of return, the net change in the share value is computed by subtracting the share value at the beginning of the period from the share value (exclusive of capital changes) at the end of the period. The net change is divided by the share value at the beginning of the period to obtain the base period rate of return. This seven-day base period return is then multiplied by 365/7 to produce an annualized current yield figure carried to the nearest one-hundredth of one percent.

Realized capital gains or losses and unrealized appreciation or depreciation of the Portfolio are excluded from this calculation. The net change in share values also reflects all accrued expenses of the Alliance Money Market Portfolio as well as the value of additional shares purchased with dividends from the original shares and any additional shares.

The effective yield is obtained by adjusting the current yield to give effect to the compounding nature of the Alliance Money Market Portfolio's investments, as follows: The unannualized base period return is compounded by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result--i.e., effective yield = [(base period return +1)365/7] - 1.


Alliance Money Market Portfolio yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. Yield is a function of the type and quality of the instruments in the Alliance Money Market Portfolio, maturities and rates of return on investments, among other factors. In addition, the value of shares of the Alliance Money Market Portfolio will fluctuate and not remain constant.


The Alliance Money Market Portfolio yield may be compared with yields of other investments. However, it should not be compared to the return on fixed rate investments which guarantee rates of interest for specified periods. The yield also should not be compared to the yield of money market funds made available to the general public because their yields usually are calculated on the basis of a constant $1 price per share and they pay out earnings in dividends which accrue on a daily basis. Investment income of the Alliance Money Market Portfolio, including any realized gains as well as accrued interest, is not paid out in dividends but is reflected in the share value. The Alliance Money Market Portfolio yield also does not reflect insurance company charges and fees applicable to Contracts.



The seven-day current yield for Class IA shares of the Money Market Portfolio was 5.35% for the period ended December 31, 1997. The effective yield for that period was 5.49%.



ALLIANCE QUALITY BOND, ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES AND ALLIANCE HIGH YIELD PORTFOLIO YIELDS


Yields of the Alliance Quality Bond, Alliance Intermediate Government Securities and Alliance High Yield Portfolios will be computed by annualizing net investment income, as determined by the SEC's formula, calculated on a per share basis for a recent 30-day period and dividing that amount by a Portfolio share's net asset value (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) over such period and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The Portfolios' yields will vary from time to time depending upon market conditions, the compostition of each Portfolio's portfolio and operating expenses of the Trust allocated to each Portfolio. Yield should also be considered relative to changes in the value of a Portfolio's shares and to the relative risks associated with the investment objectives and policies of the Portfolios. These yields do not reflect insurance company charges and fees applicable to the Contracts.


At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.



The 30-day yields for Class IA shares of the Alliance Quality Bond, Alliance Intermediate Government Securities and Alliance High Yield Portfolios for the period ended December 31, 1997 were 5.96%, 5.57% and 10.33%, respectively.



TOTAL RETURN CALCULATIONS


Each Portfolio may provide average annual total return information calculated according to a formula prescribed by the SEC. According to that formula, average annual total return figures represent the average annual compounded rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the Portfolio and the ending value of that account measured by the then current net asset value of that Portfolio assuming that all dividends and capital gains distributions during the stated period were invested in shares of the Portfolio when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would equate the initial amount invested to the ending redeemable value of such investment, according to the following formula:

T = (ERV/P)1/n - 1



where T equals average annual total return; where ERV, the ending redeemable value, is the value at the end of the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period; where P equals a hypothetical initial investment of $1,000; and where n equals the number of years. These total returns do not reflect insurance company charges and fees applicable to the Contracts.


The average annual total returns through December 31, 1997 for Class IA shares of the Alliance Common Stock Portfolio for one year, five years, and ten years were 29.40%, 21.08%, and 18.00%, respectively.


The average annual total returns through December 31, 1997 for Class IA shares of the Alliance Intermediate Government Securities Portfolio for one year, five years, and since inception (on April 1, 1991) were 7.29%, 5.94%, and 7.00%, respectively.


The average annual total returns through December 31, 1997 for Class IA shares of the Alliance High Yield Portfolio for one year, five years, and ten years were 18.48%, 15.89%, and 12.80%, respectively.


The average annual total returns through December 31, 1997 for Class IA shares of the Alliance Balanced Portfolio for one year, five years, and ten years were 15.06%, 9.71%, and 12.04%, respectively.


The average annual total returns through December 31, 1997 for Class IA shares of the Alliance Global Portfolio for one year, five years, and ten years were 11.66%, 16.15%, and 13.74%, respectively.


The average annual total returns through December 31, 1997 for Class IA shares of the Alliance Aggressive Stock Portfolio for one year, five years, and ten years were 10.94%, 14.92%, and 19.00%, respectively.


The average annual total returns through December 31, 1997 for Class IA shares of the Alliance Conservative Investors Portfolio for one year, five years, and since inception (on October 2, 1989) were 13.25%, 8.79%, and 9.53%, respectively.


The average annual total returns through December 31, 1997 for Class IA shares of the Alliance Growth Investors Portfolio for one year, five years, and since inception (on October 2, 1989) were 16.87%, 13.17%, and 15.73%, respectively.


The average annual total returns through December 31, 1997 for Class IA shares of the Alliance Quality Bond Portfolio for one year and since inception (on October 1, 1993) were 9.14% and 5.80%, respectively.


The average annual total returns through December 31, 1997 for Class IA shares of the Alliance Growth and Income Portfolio for one year and since inception (on October 1, 1993) were 26.90% and 15.94%, respectively.


The average annual total returns through December 31, 1997 for Class IA shares of the Alliance Equity Index Portfolio for one year and since inception (on March 1, 1994) were 32.58% and 23.35%, respectively.


The average annual total returns through December 31, 1997 for Class IA shares of the Alliance International Portfolio for one year and since inception (April 3, 1995) were (2.98)% and 6.39%, respectively.




The total return through December 31, 1997 for Class IA shares of the Alliance Small Cap Growth Portfolio since inception (May 1, 1997) was 26.74%.



     Each Portfolio, from time to time, also may advertise its cumulative total return figures. Cumulative total return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Portfolio's shares and assume that all dividends and capital gains distributions during the period were reinvested in shares of that Portfolio. Cumulative total return is calculated by finding the compound rates of return of a hypothetical investment over such period, according to the following formula (cumulative total return is then expressed as a percentage):

C = (ERV/P) - 1

Where:

C = Cumulative Total Return
P = a hypothetical initial investment of $1,000
ERV = ending redeemable value; ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


The cumulative total returns, since the inception of each Portfolio through December 31, 1997, for Class IA shares of the Alliance Common Stock, Alliance Intermediate Government Securities, Alliance High Yield, Alliance Balanced, Alliance Global, Alliance Aggressive Stock, Alliance Conservative Investors, Alliance Growth Investors, Alliance Quality Bond, Alliance Growth and Income, Alliance Equity Index, Alliance International and Alliance Small Cap Growth Portfolios were 2,422.45%, 57.92%, 249.07%, 298.86%, 214.27%, 730.05%, 111.92%,
233.71%, 27.07%, 87.52%, 123.85%, 18.57%, and 26.74%, respectively.



OTHER SERVICES



INDEPENDENT ACCOUNTANTS


Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the Trust's independent accountants. The financial statements of the Alliance Common Stock, Alliance Money Market, Alliance Balanced, Alliance Aggressive Stock, Alliance High Yield, Alliance Global, Alliance Conservative Investors, Alliance Growth Investors, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance Growth and Income, Alliance Equity Index, Alliance International and Alliance Small Cap Growth Portfolios for the year ended December 31, 1997, which are included in this SAI, have been audited by Price Waterhouse LLP, the Trust's independent accountants for such periods, as stated in their report appearing herein, and have been so included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.




CUSTODIAN

The Chase Manhattan Bank, whose principal address is One Chase Manhattan Plaza, New York, New York 10081, has been designated the Custodian of the Trust's portfolio securities and other assets.



TRANSFER AGENT


Equitable serves as the transfer agent and dividend disbursing agent for the Trust. For the year ended December 31, 1997, Equitable received no compensation for providing such services for the Trust.




UNDERWRITER

EQ Financial, a wholly-owned subsidiary of Equitable, serves, without compensation from the Trust, as the principal underwriter of the Class IA shares of the Trust, pursuant to an agreement with the Trust. Under the terms of the agreement, EQ Financial is not obligated to sell any specific number of shares. It has authority, pursuant to the agreement, to enter into similar contracts with other insurance companies and with other entities registered as broker-dealers under the Securities Exchange Act of 1934.

As principal underwriter, EQ Financial bears the Trust's marketing expenses. However, EQ Financial expects to be reimbursed for the portion of expenses attributable to the marketing of other insurance companies' products by such insurance companies. EQ Financial has entered into sales agreements with Equitable and each unaffiliated insurer under which shares of the Trust are made available for the investment of net considerations which are received under variable insurance contracts and are allocated to their respective separate accounts.

                             FINANCIAL STATEMENTS

THE HUDSON RIVER TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1997

                                                                      ALLIANCE
                                                                    INTERMEDIATE                                    ALLIANCE
                                                      ALLIANCE       GOVERNMENT      ALLIANCE        ALLIANCE      GROWTH AND
                                                    MONEY MARKET     SECURITIES    QUALITY BOND     HIGH YIELD       INCOME
                                                      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                      ---------      ---------       ---------      ---------       ---------
ASSETS:
Investments at value (Notes 1 and 4)..............  $ 551,218,667   $114,937,264   $199,082,370    $409,444,270   $584,091,770
Cash .............................................        250,597        150,271      1,850,749       3,867,754        136,662
Receivable for securities sold....................             --      8,514,530             --              --             --
Collateral held for securities loaned
 (Note 1) ........................................             --     14,877,570     20,317,896              --     83,697,400
Receivable from Separate Accounts for Trust
 shares sold......................................     20,699,118        216,925        202,284       3,871,282      4,484,564
Unrealized appreciation of forward currency
 contracts (Notes 1 and 4)........................             --             --        230,830              --             --
Dividends, interest and other receivables.........      2,952,078      1,470,759      2,012,816       9,027,978      1,310,011
                                                    -------------   ------------   ------------    ------------   ------------
  Total assets....................................    575,120,460    140,167,319    223,696,945     426,211,284    673,720,407
                                                    -------------   ------------   ------------    ------------   ------------
LIABILITIES:
Options written at value (Premiums received:
 Alliance Common Stock Portfolio--$103,560,700)
(Notes 1 and 4) ..................................             --             --             --              --             --
Payable to custodian..............................             --             --             --              --             --
Payable for securities purchased..................             --      5,013,423             --       4,100,000      1,517,259
Payable for collateral received on securities
 loaned ..........................................             --     14,877,570     20,317,896              --     83,697,400
Payable to Separate Accounts for Trust shares
 redeemed ........................................      1,207,497         27,928         17,806          16,591        397,040
Variation margin payable on futures contracts ....             --             --             --              --             --
Distribution fees payable.........................         24,848            988             --          12,299          6,670
Investment advisory fees payable..................        175,017         52,732         95,141         220,448        280,754
Trustees' fees payable............................         29,067          6,308          6,466           8,897          7,871
Accrued expenses..................................         48,581         22,474         26,158          42,171         57,520
                                                    -------------   ------------   ------------    ------------   ------------
  Total liabilities...............................      1,485,010     20,001,423     20,463,467       4,400,406     85,964,514
                                                    -------------   ------------   ------------    ------------   ------------
NET ASSETS........................................  $ 573,635,450   $120,165,896   $203,233,478    $421,810,878   $587,755,893
                                                    =============   ============   ============    ============   ============
Investments at cost...............................  $ 551,106,796   $113,600,359   $197,176,185    $401,820,273   $511,226,533
                                                    =============   ============   ============    ============   ============
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital..................................  $ 573,354,238   $127,643,383   $201,320,004    $412,006,119   $507,451,775
 Accumulated undistributed (overdistributed)
  net investment income...........................        149,936         17,556        321,561          29,459         (7,871)
 Accumulated undistributed net realized
  gain (loss) ....................................         19,405     (8,831,948)      (541,234)      2,151,303      7,446,752
 Unrealized appreciation/depreciation on
  investments and foreign currency denominated
  assets and liabilities..........................        111,871      1,336,905      2,133,147       7,623,997     72,865,237
                                                    -------------   ------------   ------------    ------------   ------------
NET ASSETS........................................  $ 573,635,450   $120,165,896   $203,233,478    $421,810,878   $587,755,893
                                                    =============   ============   ============    ============   ============
CLASS IA SHARES:
Net Assets........................................  $ 449,959,833   $115,114,412   $203,233,478    $355,473,286   $555,058,953
                                                    =============   ============   ============    ============   ============
Shares outstanding (Note 5).......................     44,192,317     12,190,330     20,863,418      34,161,761     36,099,131
                                                    =============   ============   ============    ============   ============
Net asset value, offering and redemption
 price per share (Note 1).........................         $10.18          $9.44          $9.74          $10.41         $15.38
                                                    =============   ============   ============    ============   ============
CLASS IB SHARES:
Net Assets........................................   $123,675,617     $5,051,484                    $66,337,592    $32,696,940
                                                    =============   ============                   ============   ============
Shares outstanding (Note 5).......................     12,163,496        535,399                      6,386,424      2,128,126
                                                    =============   ============                   ============   ============
Net asset value, offering and redemption
 price per share (Note 1).........................         $10.17          $9.43                         $10.39         $15.36
                                                    =============   ============                   ============   ============

See Notes to Financial Statements.

                     ALLIANCE                                          ALLIANCE
    ALLIANCE          COMMON           ALLIANCE        ALLIANCE       AGGRESSIVE
  EQUITY INDEX         STOCK            GLOBAL      INTERNATIONAL       STOCK
    PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
    ---------        ---------        ---------       ---------       ---------
 $  938,556,102   $ 9,725,410,132   $1,221,659,645   $182,951,529   $4,484,945,342
         99,549                --       16,893,430      8,347,523          181,729
             --        60,067,219        8,205,868      2,023,708      211,128,536
    109,536,553       662,838,280      113,847,792     15,052,581      612,639,016
      4,552,195        29,633,785        1,766,152        223,944        6,208,417

             --                --        6,004,608      2,059,365               --
      1,147,581        14,458,000        1,735,003        355,921          595,158
 --------------   ---------------   --------------   ------------   --------------
  1,053,891,980    10,492,407,416    1,370,112,498    211,014,571    5,315,698,198
 --------------   ---------------   --------------   ------------   --------------

             --       118,604,155               --             --               --
             --           580,406               --             --               --
             --       142,569,172       28,420,108      1,563,213       26,255,439
    109,536,553       662,838,280      113,847,792     15,052,581      612,639,016
        231,453         3,076,771        1,327,331        176,950       10,893,069
          2,300                --               --             --               --
             24            47,055            8,949            704           15,377
        264,547         3,091,113          709,265        158,485        2,231,578
         13,621           306,186           29,678          3,984          148,899
        102,458           520,545          382,380        161,478          257,517
 --------------   ---------------   --------------   ------------   --------------
    110,150,956       931,633,683      144,725,503     17,117,395      652,440,895
 --------------   ---------------   --------------   ------------   --------------
 $  943,741,024   $ 9,560,773,733   $1,225,386,995   $193,897,176   $4,663,257,303
 ==============   ===============   ==============   ============   ==============
 $  717,317,746   $ 7,039,048,426   $1,077,021,016   $195,035,943   $4,067,187,001
 ==============   ===============   ==============   ============   ==============

 $  722,427,560   $ 6,704,717,648   $1,067,798,356   $210,004,133   $4,116,687,538

        (17,221)        8,941,474          451,087     (1,256,432)        (113,631)
        (46,439)      175,796,508        7,714,386     (4,700,245)     128,925,055

    221,377,124     2,671,318,103      149,423,166    (10,150,280)     417,758,341
 --------------   ---------------   --------------   ------------   --------------
 $  943,741,024   $ 9,560,773,733   $1,225,386,995   $193,897,176   $4,663,257,303
 ==============   ===============   ==============   ============   ==============

 $  943,630,904   $ 9,331,993,502   $1,203,866,924   $190,610,696   $4,589,771,586
 ==============   ===============   ==============   ============   ==============
     47,791,119       431,744,475       69,624,563     18,568,973      126,731,100
 ==============   ===============   ==============   ============   ==============

         $19.74            $21.61           $17.29         $10.27           $36.22
 ==============   ===============   ==============   ============   ==============

       $110,120      $228,780,231      $21,520,071     $3,286,480      $73,485,717
 ==============   ===============   ==============   ============   ==============
          5,580        10,601,628        1,246,147        320,403        2,034,175
 ==============   ===============   ==============   ============   ==============

         $19.73            $21.58           $17.27         $10.26           $36.13
 ==============   ===============   ==============   ============   ==============

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

  ALLIANCE        ALLIANCE                       ALLIANCE
  SMALL CAP     CONSERVATIVE     ALLIANCE         GROWTH
   GROWTH        INVESTORS       BALANCED       INVESTORS
  PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
  ---------      ---------       ---------      ---------
$153,853,714    $311,255,843  $1,711,741,713  $1,657,357,208
     380,306          39,071       1,336,861       2,638,254
   1,370,099         105,731       1,446,489       1,856,156
          --      29,663,095     239,139,139     159,509,187
     403,968         325,132         529,990       2,830,011

          --         139,774       1,492,018       2,702,688
      23,205       2,089,310      10,724,098       5,770,157
------------    ------------  --------------  --------------
 156,031,292     343,617,956   1,966,410,308   1,832,663,661
------------    ------------  --------------  --------------

          --              --              --              --
          --              --              --              --
   7,702,919         113,315       2,125,059       5,464,664
          --      29,663,095     239,139,139     159,509,187
   7,192,631          73,102          94,151         461,205
          --              --              --              --
       8,682           1,107              --           7,599
     105,191         133,055         641,386         768,784
         461          12,365          82,699          44,658
      21,956          81,003         239,345         288,849
------------    ------------  --------------  --------------
  15,031,840      30,077,042     242,321,779     166,544,946
------------    ------------  --------------  --------------
$140,999,452    $313,540,914  $1,724,088,529  $1,666,118,715
============    ============  ==============  ==============
$153,110,020    $291,515,613  $1,529,925,684  $1,482,735,753
============    ============  ==============  ==============

$141,856,917    $289,318,998  $1,515,099,274  $1,462,182,116

        (461)         35,314          84,008      (1,463,848)
  (1,600,698)      4,312,256      25,622,052      28,847,706

     743,694      19,874,346     183,283,195     176,552,741
------------    ------------  --------------  --------------
$140,999,452    $313,540,914  $1,724,088,529  $1,666,118,715
============    ============  ==============  ==============

$ 94,675,696    $307,846,822  $1,724,088,529  $1,630,388,457
============    ============  ==============  ==============
   7,666,635      25,886,381      98,055,256      87,899,970
============    ============  ==============  ==============

      $12.35          $11.89          $17.58          $18.55
============    ============  ==============  ==============

 $46,323,756      $5,694,092                     $35,730,258
============    ============                  ==============
   3,752,576         479,176                       1,928,937
============    ============                  ==============

      $12.34          $11.88                          $18.52
============    ============                  ==============

THE HUDSON RIVER TRUST
STATEMENTS OF OPERATIONS
Year Ended December 31, 1997

                                                                 ALLIANCE
                                                               INTERMEDIATE                                  ALLIANCE
                                                 ALLIANCE       GOVERNMENT      ALLIANCE       ALLIANCE     GROWTH AND
                                               MONEY MARKET     SECURITIES    QUALITY BOND    HIGH YIELD      INCOME
                                                 PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                 ---------      ---------       ---------      ---------     ---------
INVESTMENT INCOME:
 Income** (Note 1):
  Dividends (including $2,161,224 and
   $7,600,919 from affiliated companies for
   the Alliance Common Stock and Alliance
   Aggressive Stock Portfolios,
   respectively).............................   $        --     $       --     $        --    $        --   $ 5,855,617
  Interest...................................    26,575,962      6,319,864      12,027,150     31,369,008       528,528
                                                -----------     ----------     -----------    -----------   -----------
   Total income..............................    26,575,962      6,319,864      12,027,150     31,369,008     6,384,145
                                                -----------     ----------     -----------    -----------   -----------
 Expenses (Notes 1, 2 and 3):
  Investment advisory fee....................     1,701,504        512,659         946,523      1,759,520     2,241,190
  Custodian fees.............................        34,909         27,311          29,438         37,074        50,640
  Distribution fees--Class IB................        99,712          2,784              --         50,330        21,822
  Printing and mailing expenses..............        53,828         10,017          20,484         30,911        40,407
  Professional fees..........................        13,247          2,878           4,137          6,541         8,851
  Proxy......................................        18,723          4,003           7,831          8,578         9,482
  SEC registration fees......................         2,598            472             472            945         2,126
  Trustees' fees.............................        12,946          2,812           4,882          7,918        10,507
  Miscellaneous..............................         7,936          2,178           3,718          4,003         4,378
                                                -----------     ----------     -----------    -----------   -----------
   Total expenses............................     1,945,403        565,114       1,017,485      1,905,820     2,389,403
                                                -----------     ----------     -----------    -----------   -----------
NET INVESTMENT INCOME........................    24,630,559      5,754,750      11,009,665     29,463,188     3,994,742
                                                -----------     ----------     -----------    -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 (NOTES 1 AND 4):
 Realized Gain (Loss):
  On securities (including $60,278,736 and
   $73,433,264 from affiliated companies for
   the Alliance Common Stock and Alliance
   Aggressive Stock Portfolios,
   respectively).............................        57,662      1,026,388       4,637,643     19,038,590    40,626,845
  On options written.........................            --             --              --             --            --
  On foreign currency transactions...........            --             --         479,412             --            --
  On futures contracts.......................            --        (31,130)             --             --            --
                                                -----------     ----------     -----------    -----------   -----------
 Realized gain (loss)--net...................        57,662        995,258       5,117,055     19,038,590    40,626,845
                                                -----------     ----------     -----------    -----------   -----------
 Change in Unrealized
  Appreciation/Depreciation:
  On securities..............................       (45,650)       715,736        (370,670)     2,081,485    45,313,202
  On options written.........................            --             --              --             --            --
  On foreign currency transactions...........            --             --          79,202             --            --
  On futures contracts.......................            --             --              --             --            --
                                                -----------     ----------     -----------    -----------   -----------
 Unrealized appreciation/depreciation--net ..       (45,650)       715,736        (291,468)     2,081,485    45,313,202
                                                -----------     ----------     -----------    -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS)--NET ....        12,012      1,710,994       4,825,587     21,120,075    85,940,047
                                                -----------     ----------     -----------    -----------   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..   $24,642,571     $7,465,744     $15,835,252    $50,583,263   $89,934,789
                                                ===========     ==========     ===========    ===========   ===========

------------
* For the period from May 1, 1997 (commencement of operations) to December 31, 1997.
** Net of foreign taxes withheld on dividends of $10,061, $28,990, $241,270, $1,461,466, $402,959, $60,774, $545,351 and $589,252 for the
      Alliance Growth and Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios, respectively, and on interest of $2,017, $398, $337 and $352 for the Alliance Global, Alliance International, Alliance Balanced and Alliance Growth Investors Portfolios, respectively.

See Notes to Financial Statements.

    ALLIANCE       ALLIANCE        ALLIANCE        ALLIANCE
 EQUITY INDEX    COMMON STOCK       GLOBAL      INTERNATIONAL
   PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
   ---------       ---------      ---------       ---------
 $ 11,411,812   $   68,591,236   $ 12,928,478    $  2,632,662
      789,772       18,865,438      6,100,385       1,090,065
 ------------   --------------   ------------    ------------
   12,201,584       87,456,674     19,028,863       3,722,727
 ------------   --------------   ------------    ------------
    2,197,395       29,420,651      7,017,899       1,762,245
      122,477          252,696        669,018         309,149
          107          196,198         30,918           2,877
       66,090          886,522        127,631          19,754
       15,908          245,582         33,973           3,642
       16,561          297,204         43,819           5,710
        3,779               --          5,432           1,181
       17,440          218,844         31,329           5,409
        6,832          123,238         18,082           2,796
 ------------   --------------   ------------    ------------
    2,446,589       31,640,935      7,978,101       2,112,763
 ------------   --------------   ------------    ------------
    9,754,995       55,815,739     11,050,762       1,609,964
 ------------   --------------   ------------    ------------

    2,229,446      948,337,540     89,619,727       6,320,591
           --       35,412,804             --              --
       (3,600)         (35,211)    12,151,769       2,073,635
    1,334,820               --             --              --
 ------------   --------------   ------------    ------------
    3,560,666      983,715,133    101,771,496       8,394,226
 ------------   --------------   ------------    ------------

  158,811,684    1,059,002,503     11,374,979     (17,028,354)
           --      (12,783,605)            --              --
       10,468             (108)     2,687,736       1,688,166
      297,300               --             --              --
 ------------   --------------   ------------    ------------
  159,119,452    1,046,218,790     14,062,715     (15,340,188)
 ------------   --------------   ------------    ------------
  162,680,118    2,029,933,923    115,834,211      (6,945,962)
 ------------   --------------   ------------    ------------
 $172,435,113   $2,085,749,662   $126,884,973    $ (5,335,998)
 ============   ==============   ============    ============

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

  ALLIANCE      ALLIANCE       ALLIANCE                     ALLIANCE
 AGGRESSIVE     SMALL CAP    CONSERVATIVE    ALLIANCE        GROWTH
   STOCK         GROWTH       INVESTORS      BALANCED       INVESTORS
 PORTFOLIO     PORTFOLIO*     PORTFOLIO      PORTFOLIO      PORTFOLIO
 ---------     ----------     ---------      ---------      ---------
$ 17,775,006   $  138,366    $ 1,057,328   $  9,530,794   $ 10,909,405
  10,411,701      273,322     12,801,311     52,969,301     30,543,074
------------   ----------    -----------   ------------   ------------
  28,186,707      411,688     13,858,639     62,500,095     41,452,479
------------   ----------    -----------   ------------   ------------
  22,471,593      349,889      1,458,313      6,677,983      7,843,703
     156,983       18,251        125,580        354,061        433,193
      75,004       22,465          3,118             --         43,043
     488,080        2,554         34,433        199,288        165,800
     136,125          615          8,111         54,912         44,950
     174,004           --         13,373         77,187         57,542
          --           --            472             --          6,141
     121,089          696          8,523         46,548         41,008
      64,056          860          5,612         30,053         22,804
------------   ----------    -----------   ------------   ------------
  23,686,934      395,330      1,657,535      7,440,032      8,658,184
------------   ----------    -----------   ------------   ------------
   4,499,773       16,358     12,201,104     55,060,063     32,794,295
------------   ----------    -----------   ------------   ------------

 523,431,192    1,627,719     14,280,979    113,673,484    118,407,140
          --           --             --             --             --
          --           --       (294,655)      (652,446)     3,578,951
          --           --             --             --             --
------------   ----------    -----------   ------------   ------------
 523,431,192    1,627,719     13,986,324    113,021,038    121,986,091
------------   ----------    -----------   ------------   ------------

 (75,825,667)     743,694     10,033,377     64,409,755     77,338,868
          --           --             --             --             --
          --           --        133,673      1,464,013      1,411,017
          --           --             --             --             --
------------   ----------    -----------   ------------   ------------
 (75,825,667)     743,694     10,167,050     65,873,768     78,749,885
------------   ----------    -----------   ------------   ------------
 447,605,525    2,371,413     24,153,374    178,894,806    200,735,976
------------   ----------    -----------   ------------   ------------
$452,105,298   $2,387,771    $36,354,478   $233,954,869   $233,530,271
============   ==========    ===========   ============   ============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  ALLIANCE
                                                                  ALLIANCE                INTERMEDIATE GOVERNMENT
                                                           MONEY MARKET PORTFOLIO           SECURITIES PORTFOLIO
                                                      -------------------------------- ------------------------------
                                                                 YEAR ENDED                      YEAR ENDED
                                                                DECEMBER 31,                    DECEMBER 31,
                                                            1997            1996            1997            1996
                                                      --------------- ---------------  -------------- --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income...............................  $  24,630,559    $  19,055,993   $  5,754,750    $  4,575,583
 Realized gain (loss)--net...........................         57,662               --        995,258        (453,637)
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net........................        (45,650)          (7,886)       715,736      (1,025,808)
                                                       -------------    -------------   ------------    ------------
 Net increase in net assets from operations .........     24,642,571       19,048,107      7,465,744       3,096,138
                                                       -------------    -------------   ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income...............    (21,721,933)     (19,050,946)    (5,646,086)     (4,575,583)
  Dividends in excess of net investment income ......             --          (25,232)            --         (19,617)
  Distributions from realized gains..................        (30,365)              --             --              --
  Tax return of capital distributions................             --               --             --              --
                                                       -------------    -------------   ------------    ------------
 Total Class IA dividends and distributions .........    (21,752,298)     (19,076,178)    (5,646,086)     (4,595,200)
                                                       -------------    -------------   ------------    ------------
 Class IB:
  Dividends from net investment income...............     (2,801,881)          (5,047)       (90,108)             --
  Dividends in excess of net investment income ......             --          (29,384)            --              --
  Distributions from realized gains..................         (7,892)              --             --              --
  Distributions in excess of realized gains .........             --               --             --              --
                                                       -------------    -------------   ------------    ------------
 Total Class IB dividends and distributions .........     (2,809,773)         (34,431)       (90,108)             --
                                                       -------------    -------------   ------------    ------------
 Decrease in net assets from dividends and
  distributions......................................    (24,562,071)     (19,110,609)    (5,736,194)     (4,595,200)
                                                       -------------    -------------   ------------    ------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold........................................    902,735,892      508,537,942     40,498,885      36,879,548
  Shares issued in reinvestment of dividends and
   distributions.....................................     21,752,298       19,076,178      5,646,086       4,595,200
  Shares redeemed....................................   (938,706,582)    (450,848,823)   (21,146,992)    (23,371,086)
                                                       -------------    -------------   ------------    ------------
 Total Class IA transactions.........................    (14,218,392)      76,765,297     24,997,979      18,103,662
                                                       -------------    -------------   ------------    ------------
 Class IB:
  Shares sold........................................    158,089,618        3,624,653      5,061,316              --
  Shares issued in reinvestment of dividends and
   distributions.....................................      2,809,773           34,431         90,108              --
  Shares redeemed....................................    (39,732,243)        (446,631)       (97,482)             --
                                                       -------------    -------------   ------------    ------------
 Total Class IB transactions.........................    121,167,148        3,212,453      5,053,942              --
                                                       -------------    -------------   ------------    ------------
 Net increase (decrease) in net assets derived from
  share transactions.................................    106,948,756       79,977,750     30,051,921      18,103,662
                                                       -------------    -------------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS ...................    107,029,256       79,915,248     31,781,471      16,604,600
NET ASSETS, BEGINNING OF PERIOD .....................    466,606,194      386,690,946     88,384,425      71,779,825
                                                       -------------    -------------   ------------    ------------
NET ASSETS, END OF PERIOD* ..........................  $ 573,635,450    $ 466,606,194   $120,165,896    $ 88,384,425
                                                       =============    =============   ============    ============

------------
* Including accumulated undistributed (overdistributed) net investment income of $149,936 and $43,191 for the Alliance Money Market Portfolio; $17,556 and $3,160 for the Alliance Intermediate Government Securities Portfolio; $321,561 and $(220,079) for the Alliance Quality Bond Portfolio; $29,459 and $23,927 for the Alliance High Yield Portfolio; $(7,871) and $11,797 for the Alliance Growth and Income Portfolio; $(17,221) and $(5,276) for the Alliance Equity Index Portfolio, as of December 31, 1997 and December 31, 1996, respectively.

See Notes to Financial Statements.

                                                                          ALLIANCE
           ALLIANCE                       ALLIANCE                   GROWTH AND INCOME                  ALLIANCE
    QUALITY BOND PORTFOLIO          HIGH YIELD PORTFOLIO                 PORTFOLIO               EQUITY INDEX PORTFOLIO
 ----------------------------    ---------------------------    ---------------------------    ----------------------------
          YEAR ENDED                     YEAR ENDED                      YEAR ENDED                    YEAR ENDED
         DECEMBER 31,                   DECEMBER 31,                    DECEMBER 31,                   DECEMBER 31,
      1997           1996            1997           1996            1997           1996            1997            1996
 ------------    ------------    ------------   ------------    ------------   ------------    ------------    ------------
 $ 11,009,665    $ 10,285,868    $ 29,463,188   $ 15,471,581    $  3,994,742   $  3,051,998    $  9,754,995    $  5,656,346
    5,117,055         871,659      19,038,590     12,420,138      40,626,845     12,181,263       3,560,666      15,194,950

     (291,468)     (1,749,535)      2,081,485      3,447,403      45,313,202     16,443,384     159,119,452      41,228,418
 ------------    ------------    ------------   ------------    ------------   ------------    ------------    ------------
   15,835,252       9,407,992      50,583,263     31,339,122      89,934,789     31,676,645     172,435,113      62,079,714
 ------------    ------------    ------------   ------------    ------------   ------------    ------------    ------------

  (11,132,504)    (10,285,868)    (26,828,709)   (15,469,541)     (3,997,147)    (3,050,479)    (10,027,043)     (5,656,346)
           --        (326,079)             --       (432,568)             --             --              --          (4,427)
           --              --     (13,814,454)   (11,348,200)    (31,316,552)   (11,682,352)     (3,323,415)    (15,093,505)
           --              --              --             --              --             --              --          (7,525)
 ------------    ------------    ------------   ------------    ------------   ------------    ------------    ------------
  (11,132,504)    (10,611,947)    (40,643,163)   (27,250,309)    (35,313,699)   (14,732,831)    (13,350,458)    (20,761,803)
 ------------    ------------    ------------   ------------    ------------   ------------    ------------    ------------

           --              --      (2,657,724)        (2,040)        (65,287)            --            (648)             --
           --              --              --        (15,935)             --             --              --              --
           --              --      (2,518,666)          (908)     (1,815,517)            --            (392)             --
           --              --              --        (18,516)             --             --              --              --
 ------------    ------------    ------------   ------------    ------------   ------------    ------------    ------------
           --              --      (5,176,390)       (37,399)     (1,880,804)            --          (1,040)             --
 ------------    ------------    ------------   ------------    ------------   ------------    ------------    ------------

  (11,132,504)    (10,611,947)    (45,819,553)   (27,287,708)    (37,194,503)   (14,732,831)    (13,351,498)    (20,761,803)
 ------------    ------------    ------------   ------------    ------------   ------------    ------------    ------------

   49,175,799      27,205,153     161,350,185     71,897,677     251,418,234    111,512,120     450,997,869     230,679,439

   11,132,504      10,611,947      40,643,163     27,250,309      35,313,699     14,732,831      13,350,458      20,761,803
  (16,801,045)    (39,032,520)    (52,652,236)   (21,997,075)    (17,464,089)    (9,161,198)    (66,043,438)    (72,295,253)
 ------------    ------------    ------------   ------------    ------------   ------------    ------------    ------------
   43,507,258      (1,215,420)    149,341,112     77,150,911     269,267,844    117,083,753     398,304,889     179,145,989
 ------------    ------------    ------------   ------------    ------------   ------------    ------------    ------------

           --              --      63,018,257        677,158      31,791,055             --         137,857              --

           --              --       5,176,390         37,399       1,880,804             --           1,040              --
           --              --        (534,056)            --          (4,484)            --         (35,558)             --
 ------------    ------------    ------------   ------------    ------------   ------------    ------------    ------------
           --              --      67,660,591        714,557      33,667,375             --         103,339              --
 ------------    ------------    ------------   ------------    ------------   ------------    ------------    ------------

   43,507,258      (1,215,420)    217,001,703     77,865,468     302,935,219    117,083,753     398,408,228     179,145,989
 ------------    ------------    ------------   ------------    ------------   ------------    ------------    ------------
   48,210,006      (2,419,375)    221,765,413     81,916,882     355,675,505    134,027,567     557,491,843     220,463,900
  155,023,472     157,442,847     200,045,465    118,128,583     232,080,388     98,052,821     386,249,181     165,785,281
 ------------    ------------    ------------   ------------    ------------   ------------    ------------    ------------
 $203,233,478    $155,023,472    $421,810,878   $200,045,465    $587,755,893   $232,080,388    $943,741,024    $386,249,181
 ============    ============    ============   ============    ============   ============    ============    ============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 ALLIANCE                         ALLIANCE
                                                          COMMON STOCK PORTFOLIO              GLOBAL PORTFOLIO
                                                      ------------------------------   -----------------------------
                                                                YEAR ENDED                       YEAR ENDED
                                                               DECEMBER 31,                     DECEMBER 31,
                                                           1997            1996             1997            1996
                                                      --------------  --------------   --------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income............................... $   55,815,739  $   48,811,771   $   11,050,762   $ 10,849,353
 Realized gain--net..................................    983,715,133     587,208,099      101,771,496     44,997,037
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net........................  1,046,218,790     636,307,007       14,062,715     60,383,165
                                                      --------------  --------------   --------------   ------------
 Net increase (decrease) in net assets from
  operations.........................................  2,085,749,662   1,272,326,877      126,884,973    116,229,555
                                                      --------------  --------------   --------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE
 1):
 Class IA:
  Dividends from net investment income...............    (43,806,963)    (44,580,327)     (23,003,562)   (10,849,259)
  Dividends in excess of net investment income ......             --              --               --     (4,499,020)
  Distributions from realized gains..................   (700,688,717)   (587,198,121)     (76,503,591)   (42,474,239)
  Distributions in excess of realized gains .........             --     (71,434,343)              --             --
  Tax return of capital distributions................             --        (988,016)              --       (220,411)
                                                      --------------  --------------   --------------   ------------
 Total Class IA dividends and distributions .........   (744,495,680)   (704,200,807)     (99,507,153)   (58,042,929)
                                                      --------------  --------------   --------------   ------------
 Class IB:
  Dividends from net investment income...............       (241,911)           (326)        (319,694)           (94)
  Dividends in excess of net investment income ......             --          (4,564)              --         (2,076)
  Distributions from realized gains..................    (16,923,582)         (9,978)      (1,359,092)        (1,502)
  Distributions in excess of realized gains .........             --         (62,273)              --         (4,502)
  Tax return of capital distributions................             --            (108)              --            (31)
                                                      --------------  --------------   --------------   ------------
 Total Class IB dividends and distributions .........    (17,165,493)        (77,249)      (1,678,786)        (8,205)
                                                      --------------  --------------   --------------   ------------
 Decrease in net assets from dividends and
  distributions......................................   (761,661,173)   (704,278,056)    (101,185,939)   (58,051,134)
                                                      --------------  --------------   --------------   ------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold........................................  1,034,152,489     756,034,799      241,147,160    255,537,439
  Shares issued in reinvestment of dividends and
   distributions.....................................    744,495,680     704,200,807       99,507,153     58,042,929
  Shares redeemed....................................   (394,260,503)   (282,642,349)    (159,826,842)   (60,861,388)
                                                      --------------  --------------   --------------   ------------
 Total Class IA transactions.........................  1,384,387,666   1,177,593,257      180,827,471    252,718,980
                                                      --------------  --------------   --------------   ------------
 Class IB:
  Shares sold........................................    209,141,659       1,237,252       21,767,932        285,485
  Shares issued in reinvestment of dividends and
   distributions.....................................     17,165,493          77,249        1,678,786          8,205
  Shares redeemed....................................       (643,153)             --       (1,917,712)            --
                                                      --------------  --------------   --------------   ------------
 Total Class IB transactions.........................    225,663,999       1,314,501       21,529,006        293,690
                                                      --------------  --------------   --------------   ------------
 Net increase in net assets derived from share
  transactions.......................................  1,610,051,665   1,178,907,758      202,356,477    253,012,670
                                                      --------------  --------------   --------------   ------------
INCREASE IN NET ASSETS...............................  2,934,140,154   1,746,956,579      228,055,511    311,191,091
NET ASSETS, BEGINNING OF PERIOD......................  6,626,633,579   4,879,677,000      997,331,484    686,140,393
                                                      --------------  --------------   --------------   ------------
NET ASSETS, END OF PERIOD*........................... $9,560,773,733  $6,626,633,579   $1,225,386,995   $997,331,484
                                                      ==============  ==============   ==============   ============

------------
 * Including accumulated undistributed (overdistributed) net investment income of $8,941,474 and $(194,316) for the Alliance Common Stock Portfolio; $451,087 and $(3,212,284) for the Alliance Global Portfolio; $(1,256,432) and $(614,431) for the Alliance International Portfolio; $(113,631) and $(58,479) for the Alliance Aggressive Stock Portfolio; $35,314 and $9,815 for the Alliance Conservative Investors Portfolio, as of December 31, 1997 and December 31, 1996, respectively, and $(461) for the Alliance Small Cap Growth Portfolio as of December 31, 1997.
**     Commencement of Operations.

See Notes to Financial Statements.


                                                                      ALLIANCE                ALLIANCE
            ALLIANCE                        ALLIANCE              SMALL CAP GROWTH     CONSERVATIVE INVESTORS
    INTERNATIONAL PORTFOLIO        AGGRESSIVE STOCK PORTFOLIO        PORTFOLIO               PORTFOLIO
 -----------------------------   -------------------------------  ----------------  ----------------------------
           YEAR ENDED                      YEAR ENDED             MAY 1, 1997** TO             YEAR ENDED
          DECEMBER 31,                    DECEMBER 31,              DECEMBER 31,              DECEMBER 31,
      1997            1996            1997            1996              1997            1997             1996
 -------------    ------------   ---------------  --------------  ----------------  ------------    ------------
 $   1,609,964    $  1,072,074   $     4,499,773  $    8,075,002    $     16,358    $ 12,201,104    $ 12,360,795
     8,394,226       3,051,749       523,431,192     651,846,275       1,627,719      13,986,324       6,689,821

   (15,340,188)      4,245,403       (75,825,667)    (19,577,800)        743,694      10,167,050      (4,721,182)
 -------------    ------------   ---------------  --------------    ------------    ------------    ------------
    (5,335,998)      8,369,226       452,105,298     640,343,477       2,387,771      36,354,478      14,329,434
 -------------    ------------   ---------------  --------------    ------------    ------------    ------------

    (5,505,067)     (1,072,074)       (6,323,032)     (8,075,028)        (16,325)    (11,954,796)    (12,360,795)
            --        (972,982)               --         (50,994)             --              --         (44,557)
    (9,560,102)     (2,651,391)     (381,316,889)   (651,842,635)     (2,163,100)     (9,269,071)     (6,689,821)
            --              --                --      (1,362,771)             --              --        (396,608)
            --              --                --              --              --              --              --
 -------------    ------------   ---------------  --------------    ------------    ------------    ------------
   (15,065,169)     (4,696,447)     (387,639,921)   (661,331,428)     (2,179,425)    (21,223,867)    (19,491,781)
 -------------    ------------   ---------------  --------------    ------------    ------------    ------------

       (69,625)             --            (8,975)             --            (904)        (74,433)             --
            --              --                --            (452)             --              --              --
      (161,535)             --        (6,038,166)         (3,630)     (1,071,973)       (163,419)             --
            --              --                --         (32,780)             --              --              --
            --              --                --              --              --              --              --
 -------------    ------------   ---------------  --------------    ------------    ------------    ------------
      (231,160)             --        (6,047,141)        (36,862)     (1,072,877)       (237,852)             --
 -------------    ------------   ---------------  --------------    ------------    ------------    ------------

   (15,296,329)     (4,696,447)     (393,687,062)   (661,368,290)     (3,252,302)    (21,461,719)    (19,491,781)
 -------------    ------------   ---------------  --------------    ------------    ------------    ------------

   204,985,168     141,011,557     1,331,662,733   1,093,061,087     154,901,196      34,060,741      50,046,532

    15,065,169       4,696,447       387,639,921     661,331,428       2,179,425      21,223,868      19,491,781
  (161,266,462)    (26,157,811)   (1,058,223,800)   (568,654,477)    (62,293,798)    (44,876,250)    (34,074,560)
 -------------    ------------   ---------------  --------------    ------------    ------------    ------------
    58,783,875     119,550,193       661,078,854   1,185,738,038      94,786,823      10,408,359      35,463,753
 -------------    ------------   ---------------  --------------    ------------    ------------    ------------

     3,841,704              --        72,451,903         604,481      46,064,536       5,707,042              --

       231,160              --         6,047,141          36,862       1,072,877         237,851              --
      (234,071)             --          (608,248)             --         (60,253)       (107,498)             --
 -------------    ------------   ---------------  --------------    ------------    ------------    ------------
     3,838,793              --        77,890,796         641,343      47,077,160       5,837,395              --
 -------------    ------------   ---------------  --------------    ------------    ------------    ------------

    62,622,668     119,550,193       738,969,650   1,186,379,381     141,863,983      16,245,754      35,463,753
 -------------    ------------   ---------------  --------------    ------------    ------------    ------------
    41,990,341     123,222,972       797,387,886   1,165,354,568     140,999,452      31,138,513      30,301,406
   151,906,835      28,683,863     3,865,869,417   2,700,514,849              --     282,402,401     252,100,995
 -------------    ------------   ---------------  --------------    ------------    ------------    ------------
 $ 193,897,176    $151,906,835   $ 4,663,257,303  $3,865,869,417    $140,999,452    $313,540,914    $282,402,401
 =============    ============   ===============  ==============    ============    ============    ============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 ALLIANCE                        ALLIANCE
                                                            BALANCED PORTFOLIO          GROWTH INVESTORS PORTFOLIO
                                                      ------------------------------  ------------------------------
                                                                YEAR ENDED                      YEAR ENDED
                                                               DECEMBER 31,                    DECEMBER 31,
                                                           1997            1996            1997            1996
                                                      --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .............................. $   55,060,063  $   49,871,322  $   32,794,295  $   25,706,114
 Realized gain--net .................................    113,021,038     128,392,470     121,986,091     131,200,343
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net .......................     65,873,768      (3,420,061)     78,749,885     (20,549,143)
                                                      --------------  --------------  --------------  --------------
 Net increase in net assets from operations .........    233,954,869     174,843,731     233,530,271     136,357,314
                                                      --------------  --------------  --------------  --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE
 1):
 Class IA:
  Dividends from net investment income ..............    (54,844,131)    (49,871,322)    (37,426,355)    (25,705,569)
  Dividends in excess of net investment income  .....             --        (241,952)             --      (2,082,361)
  Distributions from realized gains .................    (84,244,038)   (128,392,470)    (84,649,354)   (131,199,726)
  Distributions in excess of realized gains  ........             --      (2,491,886)             --        (570,518)
                                                      --------------  --------------  --------------  --------------
 Total Class IA dividends and distributions  ........   (139,088,169)   (180,997,630)   (122,075,709)   (159,558,174)
                                                      --------------  --------------  --------------  --------------
 Class IB:
  Dividends from net investment income ..............             --              --        (527,651)           (545)
  Dividends in excess of net investment income  .....             --              --              --          (2,449)
  Distributions from realized gains .................             --              --      (1,840,006)           (617)
  Distributions in excess of realized gains  ........             --              --              --          (6,239)
                                                      --------------  --------------  --------------  --------------
 Total Class IB dividends and distributions  ........             --              --      (2,367,657)         (9,850)
                                                      --------------  --------------  --------------  --------------
 Decrease in net assets from dividends and
  distributions .....................................   (139,088,169)   (180,997,630)   (124,443,366)   (159,568,024)
                                                      --------------  --------------  --------------  --------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold .......................................     64,626,322      64,030,181     177,931,189     297,495,728
  Shares issued in reinvestment of dividends and
   distributions ....................................    139,088,169     180,997,630     122,075,709     159,558,174
  Shares redeemed ...................................   (212,348,166)   (124,160,136)    (80,173,883)    (28,339,916)
                                                      --------------  --------------  --------------  --------------
 Total Class IA transactions ........................     (8,633,675)    120,867,675     219,833,015     428,713,986
                                                      --------------  --------------  --------------  --------------
 Class IB:
  Shares sold .......................................             --              --      34,376,432         468,087
  Shares issued in reinvestment of dividends and
   distributions ....................................             --              --       2,367,657           9,850
  Shares redeemed ...................................             --              --      (1,660,277)            (90)
                                                      --------------  --------------  --------------  --------------
 Total Class IB transactions ........................             --              --      35,083,812         477,847
                                                      --------------  --------------  --------------  --------------
 Net increase (decrease) in net assets derived from
  share transactions ................................     (8,633,675)    120,867,675     254,916,827     429,191,833
                                                      --------------  --------------  --------------  --------------
INCREASE IN NET ASSETS ..............................     86,233,025     114,713,776     364,003,732     405,981,123
NET ASSETS, BEGINNING OF PERIOD .....................  1,637,855,504   1,523,141,728   1,302,114,983     896,133,860
                                                      --------------  --------------  --------------  --------------
NET ASSETS, END OF PERIOD* .......................... $1,724,088,529  $1,637,855,504  $1,666,118,715  $1,302,114,983
                                                      ==============  ==============  ==============  ==============

------------

* Including accumulated undistributed (overdistributed) net investment income of $84,008 and $(190,700) for the Alliance Balanced Portfolio; $(1,463,848) and $(1,135,946) for the Alliance Growth Investors Portfolio, as of December 31, 1997 and December 31, 1996, respectively.

See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

================================================================================================
                                                                                      EFFECTIVE
                                                          PRINCIPAL        VALUE        ANNUAL
                                                            AMOUNT       (NOTE 1)       YIELD*
------------------------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCES
Bank of California:
 Due 01/21/98..........................................  $ 1,000,000    $   996,905      5.67%
 Due 01/26/98 .........................................    8,000,000      7,969,055      5.67
                                                                        -----------
  TOTAL BANKERS' ACCEPTANCES (1.6%) ...................                   8,965,960
                                                                        -----------
CERTIFICATES OF DEPOSIT
Barclays Bank
 Due 08/25/98..........................................   10,000,000     10,002,625      5.83
Credit Suisse First Boston
 Due 03/16/98 .........................................    6,000,000      5,999,519      6.08
Morgan Guaranty Trust Co.
 Due 03/19/98 .........................................   10,000,000     10,000,695      5.95
Swiss Bank Corp.
 Due 01/30/98..........................................   10,000,000      9,998,945      6.14
Westdeutsche Landesbank
 Due 07/31/98 .........................................    5,000,000      4,999,725      5.78
                                                                        -----------
  TOTAL CERTIFICATES OF DEPOSIT (7.1%) ................                  41,001,509
                                                                        -----------
COMMERCIAL PAPER
Abbey National North America Corp.
 Due 03/02/98..........................................   25,000,000     24,767,500      5.77
ASCC
 Due 01/15/98..........................................   11,000,000     10,975,831      5.90
Asset Backed Capital
 Due 02/09/98..........................................   12,500,000     12,424,709      5.57
Associates Corp. of North America
 Due 01/02/98..........................................   25,000,000     24,996,077      6.75
Clipper Receivables Corp.
 Due 01/02/98..........................................   25,000,000     24,996,043      6.85
CXC, Inc.
 Due 02/09/98..........................................   24,400,000     24,252,502      5.67
Dakota Funding, Inc.
 Due 01/13/98..........................................    2,000,000      1,996,233      6.06
Dresdner U.S. Finance, Inc.
 Due 02/25/98..........................................   20,000,000     19,829,500      5.79
Edison Asset Securitization
 Due 02/11/98..........................................   20,200,000     20,072,090      5.88
Falcon Asset Securitization
 Due 02/25/98..........................................    6,220,000      6,167,165      5.90
International Lease Finance Corp.
 Due 01/02/98..........................................   25,000,000     24,996,043      6.68
International Securitization
 Due 03/05/98..........................................    5,030,000      4,981,058      5.86
Koch Industries
 Due 01/02/98..........................................   25,000,000     24,996,078      6.75
Morgan Stanley Group, Inc.
 Due 03/23/98..........................................   24,200,000     23,896,169      5.82
National Citibank of Cleveland
 Due 02/16/98..........................................   25,000,000     24,833,375      5.29
National Rural Utilities Finance Corp.
 Due 04/15/98..........................................   20,000,000     19,676,834      5.83
Paccar Financial Corp.
 Due 01/02/98..........................................   12,000,000     11,998,117      6.75
Preferred Receivables Funding
 Due 02/17/98..........................................    5,050,000      5,013,211      5.89
SPARC EM Ltd.
 Due 02/04/98..........................................   25,000,000     24,868,723      5.78

                                       10

THE HUDSON RIVER TRUST
ALLIANCE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

================================================================================================
                                                                                      EFFECTIVE
                                                          PRINCIPAL        VALUE        ANNUAL
                                                            AMOUNT       (NOTE 1)       YIELD*
------------------------------------------------------------------------------------------------
Suntrust Bank
 Due 03/09/98..........................................  $20,000,000   $ 19,793,044      5.79%
Texaco, Inc.
 Due 03/12/98..........................................   25,000,000     24,728,750      5.81
Three River Funding
 Due 01/20/98..........................................    5,313,000      5,297,410      6.17
                                                                       ------------
  TOTAL COMMERCIAL PAPER (67.2%) ......................                 385,556,462
                                                                       ------------
CORPORATE NOTE (2.6%)
Beta Finance, Inc.
 Due 01/30/98..........................................   15,000,000     15,012,369      4.60
                                                                       ------------
TIME DEPOSIT (2.7%)
Harris Trust & Savings Bank
 Due 01/02/98..........................................   15,300,000     15,300,425      6.50
                                                                       ------------
U.S. GOVERNMENT AGENCIES (0.9%)
Federal Home Loan Mortgage Corp.
 Due 02/12/98..........................................    5,400,000      5,367,492      5.64
                                                                       ------------
VARIABLE RATE SECURITIES
Bankers Trust
 Due 02/17/98(a) ......................................   20,000,000     20,002,558      5.94
CC (USA), Inc.
 Due 10/27/98(a) ......................................   20,000,000     20,002,392      6.04
Federal Farm Credit Bank
 Due 10/01/98(a) ......................................   20,000,000     20,000,252      5.63
Federal National Mortgage Association
 Due 06/18/98(a) ......................................   20,000,000     20,009,248      5.72
                                                                       ------------
  TOTAL VARIABLE RATE SECURITIES (14.0%) ..............                  80,014,450
                                                                       ------------
TOTAL INVESTMENTS IN SHORT-TERM DEBT SECURITIES
 (96.1%)
 (Amortized Cost $551,106,796) ........................                 551,218,667
OTHER ASSETS LESS LIABILITIES (3.9%) ..................                  22,416,783
                                                                       ------------
NET ASSETS (100.0%) ...................................                $573,635,450
                                                                       ============

------------
*      Based on market values at the close of business on December 31, 1997.
(a) Coupon will fluctuate based upon an interest rate index. Stated due date reflects final maturity of security.

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

==============================================================
                                    PRINCIPAL        VALUE
                                      AMOUNT        (NOTE 1)
--------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
ASSET BACKED (4.6%)
The Money Store Home Equity
 Trust:
 Series 1997-C 6.355%, 10/15/03 .  $ 3,506,503    $  3,502,681
 Series 1997-I 6.42%, 04/15/06  .    1,997,075       1,997,695
                                                  ------------
                                                     5,500,376
                                                  ------------
COLLATERALIZED MORTGAGE
 OBLIGATIONS (6.7%)
Federal Home Loan Mortgage Corp.
 Multi-Class Series 1434
 7.0%, 08/15/21 .................    3,150,000       3,203,140
Federal National Mortgage
 Association Series 1997-M8
 6.94%, 01/25/22 ................    1,987,921       2,045,690
Residential Funding Mortgage
 Securities, Inc. Series
 1993-S11
 7.25%, 03/25/23 ................    2,780,248       2,787,198
                                                  ------------
                                                     8,036,028
                                                  ------------
MORTGAGE RELATED (3.2%)
Federal Home Loan Mortgage Corp.
 GOLD
 9.5%, 01/01/20 .................        4,879           5,285
Federal National Mortgage
 Association Series 1997-20
 6.1485%, 03/25/27(a) ...........    3,815,421       3,802,296
                                                  ------------
                                                     3,807,581
                                                  ------------
U.S. GOVERNMENT & AGENCIES (74.7%)
Federal Farm Credit Corp.
 6.29%, 08/24/04 ................    4,700,000       4,764,089
Federal Home Loan Bank:
 5.5%, 01/10/01 .................    4,500,000       4,453,045
 5.77%, 02/03/04 ................    6,430,000       6,352,551
Federal Home Loan Mortgage Corp.
 6.24%, 10/06/04 ................  $ 4,965,000    $  5,027,936
Tennessee Valley Authority
 6.5%, 08/20/01 .................    5,400,000       5,511,348
U.S Treasury:
 6.0% Note, 08/15/99 ............   12,000,000      12,060,000
 5.625% Note, 11/30/99 ..........    3,650,000       3,646,580
 6.0% Note, 08/15/00 ............   13,200,000      13,294,882
 5.75% Note, 11/15/00 ...........    2,500,000       2,504,687
 6.125% Note, 12/31/01 ..........    5,750,000       5,827,269
 6.25% Note, 06/30/02 ...........   11,000,000      11,223,443
 11.875% Bond, 11/15/03 .........    6,300,000       8,193,937
 6.625% Note, 05/15/07 ..........    6,550,000       6,934,812
                                                  ------------
                                                    89,794,579
                                                  ------------
TOTAL LONG-TERM DEBT SECURITIES (89.2%)
 (Amortized Cost $105,801,659) ..                  107,138,564
                                                  ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (6.5%)
Federal Home Loan Mortgage Corp.
 6.0%, 01/02/98 .................    7,800,000       7,798,700
                                                  ------------
TOTAL SHORT-TERM DEBT SECURITIES (6.5%)
 (Amortized Cost $7,798,700)  ...                    7,798,700
                                                  ------------
TOTAL INVESTMENTS (95.7%)
 (Amortized Cost $113,600,359) ..                  114,937,264
OTHER ASSETS LESS LIABILITIES (4.3%)                 5,228,632
                                                  ------------
NET ASSETS (100.0%) .............                 $120,165,896
                                                  ============

------------
(a) Adjustable rate mortgage; stated interest rate in effect at December 31, 1997.

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

===============================================================
                                     PRINCIPAL        VALUE
                                      AMOUNT         (NOTE 1)
---------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS (2.8%)
CHEMICALS
Reliance Industries Ltd.
 10.375%, 06/24/16+ .............   $ 5,500,000    $  5,611,100
                                                   ------------
CONSUMER NONCYCLICALS
MEDIA & CABLE
Tele-Communication, Inc.
 9.80%, 02/01/12 ................     6,530,000       8,118,161
Time Warner Entertainment Co.
 8.375%, 03/15/23 ...............     5,700,000       6,504,726
Turner Broadcasting System, Inc.
 8.375%, 07/01/13 ...............     2,000,000       2,244,040
                                                   ------------
 TOTAL CONSUMER NONCYCLICALS (8.3%)                  16,866,927
                                                   ------------
CREDIT SENSITIVE
BANKS (2.6%)
St. George Funding Co.
 8.485%, 12/31/49+ (a) ..........     5,000,000       5,309,700
                                                   ------------
FINANCIAL SERVICES (0.2%)
Goldman Sachs Group
 7.2%, 11/01/06+ ................       300,000         317,121
                                                   ------------
FOREIGN GOVERNMENT (3.8%)
Government of Australia
 10.0%, 10/15/07 ................   AU$ 9,250,000     7,756,812
                                                   ------------
MORTGAGE RELATED (14.0%)
Federal Home Loan
 Mortgage Corp.
 7.0%, 09/01/11 .................   $ 6,917,372       7,023,298
Federal National Mortgage
 Association:
 6.5%, 05/01/11 .................    11,686,519      11,693,823
 6.5%, 08/01/11 .................     1,921,889       1,923,090
 7.0%, 05/01/26 .................     7,722,172       7,775,262
                                                   ------------
                                                     28,415,473
                                                   ------------
U.S. GOVERNMENT AGENCIES (14.7%)
Federal Home Loan Bank
 5.77%, 12/22/99 ................   $30,000,000    $ 29,970,960
                                                   ------------
U.S. GOVERNMENT (50.1%)
U.S. Treasury:
 6.0% Note, 08/15/00 ............    10,400,000      10,474,755
 6.5% Note, 05/31/02 ............    46,825,000      48,200,485
 6.5% Note, 08/15/05 ............    20,000,000      20,868,760
 6.875% Note, 05/15/06 ..........    10,125,000      10,836,919
 6.125% Bond, 11/15/27 ..........    11,050,000      11,353,875
                                                   ------------
                                                    101,734,794
                                                   ------------
 TOTAL CREDIT SENSITIVE (85.4%) .                   173,504,860
                                                   ------------
TOTAL LONG-TERM DEBT SECURITIES (96.5%)
 (Amortized Cost $194,076,702)..                    195,982,887
                                                   ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.5%)
Federal Home Loan
 Mortgage Corp.
 6.0%, 01/02/98 .................     3,100,000       3,099,483
                                                   ------------
TOTAL SHORT-TERM DEBT SECURITIES (1.5%)
 (Amortized Cost $3,099,483)  ...                     3,099,483
                                                   ------------
TOTAL INVESTMENTS (98.0%)
 (Amortized Cost $197,176,185) ..                   199,082,370
OTHER ASSETS
 LESS LIABILITIES (2.0%).........                     4,151,108
                                                   ------------
NET ASSETS (100.0%) .............                  $203,233,478
                                                   ============

------------
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1997, these securities amounted to $11,237,921 or 5.5% of net assets.
(a) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 1997.

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

=========================================================
                                    NUMBER        VALUE
                                   OF SHARES    (NOTE 1)
---------------------------------------------------------
COMMON STOCKS AND OTHER INVESTMENTS:
BUSINESS SERVICES (0.0%)
PRINTING, PUBLISHING & BROADCASTING
Pegasus Communications Corp.
 (Class A) * ...................       3,384   $   68,949
                                               ----------
CAPITAL GOODS (0.0%)
BUILDING & CONSTRUCTION
Capital Pacific Holdings,
 Inc.--Warrants* ...............      11,850       17,775
                                               ----------
CONSUMER CYCLICALS
RETAIL--GENERAL (0.0%)
Eye Care Centers of America--
 Warrants*+ ....................       5,000       20,000
Florists Transworld Corp.
 (Class B)*+ ...................      18,750       18,750
                                               ----------
 TOTAL CONSUMER CYCLICALS (0.0%)                   38,750
                                               ----------
CONSUMER NONCYCLICALS
HOSPITAL SUPPLIES & SERVICES (0.0%)
Wright Medical
 Technology, Inc.--Warrants*  ..         618       61,645
                                               ----------
SOAPS & TOILETRIES (0.0%)
Renaissance Cosmetics--
 Warrants* .....................       2,000       19,500
                                               ----------
 TOTAL CONSUMER NONCYCLICALS (0.0%)                81,145
                                               ----------
TECHNOLOGY
ELECTRONICS (0.0%)
Interactive Systems Corp.--
 Warrants* .....................       1,500        3,750
                                               ----------
TELECOMMUNICATIONS (0.1%)
Nextel Communications, Inc.
 (Class A) * ...................      10,845      281,970
Optel, Inc. * ..................      10,000            0
Primus Telecommunications--
 Warrants* .....................   6,500,000            0
                                               ----------
                                                  281,970
                                               ----------
 TOTAL TECHNOLOGY (0.1%)  ......                  285,720
                                               ----------
TOTAL COMMON STOCKS AND
 OTHER INVESTMENTS (0.1%)
 (Cost $336,685) ...............                  492,339
                                               ----------

                                   PRINCIPAL
                                     AMOUNT
                                   ---------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS
CHEMICALS (1.4%)
Trans Resources, Inc.
 11.875% Sr. Sub. Note
 Series B, 07/01/02 ............  $5,500,000    5,775,000
                                                ---------
CHEMICALS--SPECIALTY (0.5%)
Koppers Industries, Inc.
 9.875%, 12/01/07+..............   2,000,000    2,060,000
                                                ---------
METALS & MINING (9.8%)
AE1 Holding Co.
 10.0%, 11/15/07+ ..............   8,500,000    8,755,000
Acme Metals, Inc.
 10.875%, 12/15/07+ ............   5,000,000    4,900,000

=============================================================
                                    PRINCIPAL        VALUE
                                      AMOUNT       (NOTE 1)
-------------------------------------------------------------
Centaur Mining &
 Exploration Ltd.
 11.0%, 12/01/07+ ...............   $4,000,000    $ 4,020,000
Glencore Nickel Proprietary Ltd.
 9.0%, 12/01/14 + ...............    7,000,000      6,930,000
Great Lakes Carbon Corp.
 10.0%, 01/01/06 ................    2,500,000      2,675,000
Maxxam Group Holdings, Inc.
 12.0%, 08/01/03 ................    3,395,000      3,666,600
Park-Ohio Industries
 9.25%, 12/01/07+................    5,000,000      5,075,000
Westmin Resources Ltd.
 11.0%, 03/15/07 ................    5,000,000      5,475,000
                                                  -----------
                                                   41,496,600
                                                  -----------
PAPER (0.7%)
Bear Island Paper Co. LLC
 10.0%, 12/01/07+ ...............    3,000,000      3,037,500
                                                  -----------
 TOTAL BASIC MATERIALS (12.4%)  .                  52,369,100
                                                  -----------
BUSINESS SERVICES
PRINTING, PUBLISHING & BROADCASTING (10.0%)
American Banknote Corp.
 11.25%, 12/01/07 ...............    3,000,000      3,007,500
American Lawyer Media
 9.75%, 12/15/07+ ...............    2,000,000      2,030,000
Central European Media
 Enterprises Ltd.
 9.375%, 08/15/04 ...............    6,000,000      5,880,000
Dialog Corp. PLC
 11.0%, 11/15/07+ ...............    5,000,000      5,212,500
Fox Kids Worldwide, Inc.
 9.25%, 11/01/07+ ...............    7,000,000      6,790,000
Pen Tab Industries, Inc.
 10.875%, 02/01/07 ..............    3,500,000      3,368,750
Radio One, Inc.
 7.0%, 05/15/04(a) ..............    5,000,000      4,950,000
Supercanal Holdings SA
 14.5%, 12/15/07 ................    2,162,923      2,125,423
Telemundo Group, Inc.
 7.0%, 02/15/06(a) ..............    8,235,000      8,646,750
                                                  -----------
                                                   42,010,923
                                                  -----------
PROFESSIONAL SERVICES (1.6%)
Scotsman Group, Inc.
 8.625%, 12/15/07 ...............    4,000,000      4,000,000
T/SF Communications Corp.
 10.375%, 11/01/07 ..............    3,000,000      2,985,000
                                                  -----------
                                                    6,985,000
                                                  -----------
TRUCKING, SHIPPING (1.2%)
Navigator Gas Transport
 10.5%, 06/30/07+ ...............    4,850,000      5,116,750
                                                  -----------
 TOTAL BUSINESS SERVICES (12.8%)                   54,112,673
                                                  -----------
CAPITAL GOODS
AEROSPACE (1.0%)
Stellex Industries, Inc.
 9.5%, 11/01/07+ ................    4,000,000      4,040,000
                                                  -----------
BUILDING & CONSTRUCTION (5.3%)
Airxcel, Inc.
 11.0%, 11/15/07+ ...............    4,000,000      4,090,000
GS Superhighway Holdings
 10.25%, 08/15/07+...............   10,000,000      8,750,000

                                       14

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

=============================================================
                                    PRINCIPAL        VALUE
                                      AMOUNT       (NOTE 1)
-------------------------------------------------------------
MMI Products, Inc.
 11.25%, 04/15/07 ...............  $ 4,000,000    $ 4,360,000
Werner Holdings Co., Inc.
 10.0%, 11/15/07+................    5,000,000      5,137,500
                                                  -----------
                                                   22,337,500
                                                  -----------
MACHINERY (1.6%)
High Voltage Engineering
 10.5%, 08/15/04+................    6,500,000      6,776,250
                                                  -----------
 TOTAL CAPITAL GOODS (7.9%)  ....                  33,153,750
                                                  -----------
CONSUMER CYCLICALS
AUTO RELATED (3.1%)
Advanced Accessory Systems
 9.75%, 10/01/07+................    2,700,000      2,662,875
Safety Components
 International, Inc.
 10.125%, 07/15/07 ..............    3,500,000      3,605,000
United Auto Group, Inc.
 11.0%, 07/15/07+ ...............    7,000,000      6,895,000
                                                  -----------
                                                   13,162,875
                                                  -----------
HOUSEHOLD FURNITURE, APPLIANCES (1.0%)
Sealy Mattress Co.
 9.875%, 12/15/07+ ..............    4,100,000      4,197,375
                                                  -----------
LEISURE RELATED (5.8%)
Discovery Zone--Units
 13.5%, 08/01/02 (b)+ ...........    3,500,000      3,648,750
Hedstrom Corp.
 10.0%, 06/01/07+ ...............    6,000,000      6,052,500
Penn National Gaming, Inc.
 10.625%, 12/15/04+ .............    3,000,000      3,105,000
Riviera Holdings Corp.
 10.0%, 08/15/04+ ...............    3,000,000      2,977,500
Trump Atlantic City Associates
 11.25%, 05/01/06 ...............    4,500,000      4,443,750
Waterford Gaming LLC
 12.75%, 11/15/03................    4,000,000      4,400,000
                                                  -----------
                                                   24,627,500
                                                  -----------
RETAIL--GENERAL (0.6%)
Pantry, Inc.
 12.0%, 11/15/00 ................    2,150,000      2,316,625
                                                  -----------
 TOTAL CONSUMER CYCLICALS (10.5%)                  44,304,375
                                                  -----------
CONSUMER NONCYCLICALS
CONTAINERS (2.7%)
Anchor Glass
 11.25%, 04/01/05+ ..............    4,000,000      4,300,000
MVE, Inc.
 12.5%, 02/15/02 ................    2,000,000      1,970,000
Riverwood International Corp.
 10.625%, 08/01/07+ .............    5,000,000      5,062,500
                                                  -----------
                                                   11,332,500
                                                  -----------
DRUGS (1.1%)
Schein Pharmaceutical
 8.906%, 12/15/04+(c) ...........    5,000,000      4,887,500
                                                  -----------
FOODS (4.8%)
Cuddy International Corp.
 10.75%, 12/01/07+ ..............    4,000,000      4,025,000
Imperial Holly Corp.
 9.75%, 12/15/07+................    5,000,000      5,040,625
Richmont Marketing Special
 10.125%, 12/15/07+ .............  $ 3,000,000    $ 3,045,000
Specialty Foods Corp.
 11.125%, 10/01/02 ..............    8,000,000      8,080,000
                                                  -----------
                                                   20,190,625
                                                  -----------
RETAIL--FOODS (0.5%)
Digiorgio Corp.
 10.0%, 06/15/07 ................    2,000,000      1,970,000
                                                  -----------
 TOTAL CONSUMER NONCYCLICALS (9.1%)                38,380,625
                                                  -----------
CREDIT SENSITIVE
FINANCIAL SERVICES (2.9%)
Metris Companies, Inc.
 10.0%, 11/01/04+ ...............   10,000,000     10,225,000
Wilshire Financial
 Services Group
 13.0%, 08/15/04.................    2,000,000      2,035,000
                                                  -----------
 TOTAL CREDIT SENSITIVE (2.9%)                     12,260,000
                                                  -----------
ENERGY
OIL--DOMESTIC (4.7%)
Transamerican Energy
 11.5%, 06/15/02+ ...............   13,000,000     13,065,000
TransTexas Gas Corp.
 13.75%, 12/31/01 ...............    5,829,000      6,513,908
                                                  -----------
                                                   19,578,908
                                                  -----------
OIL--INTERNATIONAL (1.9%)
Hurricane Hydrocarbons
 11.75%, 11/01/04+ ..............    8,000,000      8,040,000
                                                  -----------
OIL--SUPPLIES & CONSTRUCTION (1.5%)
Celestica International, Inc.
 10.5%, 12/31/06 ................    2,500,000      2,646,875
Deeptech International, Inc.
 12.0%, 12/15/00 ................    3,500,000      3,696,875
                                                  -----------
                                                    6,343,750
                                                  -----------
 TOTAL ENERGY (8.1%) ............                  33,962,658
                                                  -----------
TECHNOLOGY
ELECTRONICS (4.8%)
Details, Inc.
 10.0%, 11/15/05+................    4,000,000      4,110,000
Interactive Systems, Inc.
 Zero Coupon, 08/01/03(d) .......    1,500,000        525,000
International Logistics Ltd.
 9.75%, 10/15/07+ ...............    6,000,000      5,940,000
Sullivan Graphics, Inc.
 12.75%, 08/01/05 ...............    5,000,000      5,050,000
Unisys Corp.
 11.75%, 10/15/04 ...............    4,000,000      4,580,000
                                                  -----------
                                                   20,205,000
                                                  -----------
TELECOMMUNICATIONS (20.7%)
American Telecasting, Inc.
 Zero Coupon, 08/15/05(d) .......    5,000,000      1,500,000
EchoStar Communications Corp.
 12.5%, 07/01/02+ ...............    7,000,000      7,577,500
GST Telecommunications, Inc.
 12.75%, 11/15/07 ...............    5,000,000      5,225,000
Ionica Group PLC
 Zero Coupon, 05/01/07(d) .......   13,000,000      5,200,000

                                       15

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

=============================================================
                                    PRINCIPAL        VALUE
                                      AMOUNT       (NOTE 1)
-------------------------------------------------------------
Iridium LLC/Capital Corp.
 14.0%, 07/15/05 ................  $12,000,000   $ 13,110,000
Knology Holdings, Inc.
 Zero Coupon, 10/15/07(d) .......   15,000,000      8,062,500
Microcell
 Telecommunications, Inc.
 Zero Coupon, 06/01/06(d) .......   10,000,000      6,750,000
Netia Holdings B.V.:
 Zero Coupon, 11/01/07+(d)  .....    3,000,000      1,710,000
 10.25%, 11/01/07+ ..............    5,000,000      4,800,000
Optel, Inc.
 13.0%, 02/15/05 ................   10,000,000     10,600,000
Orion Network Systems, Inc.
 11.25%, 01/15/07 ...............    4,000,000      4,500,000
Primus Telecommunications
 11.75%, 08/01/04 ...............    6,500,000      6,922,500
Winstar Equipment Corp.
 12.5%, 03/15/04 ................   10,000,000     11,150,000
                                                 ------------
                                                   87,107,500
                                                 ------------
 TOTAL TECHNOLOGY (25.5%)  ......                 107,312,500
                                                 ------------
DIVERSIFIED
MISCELLANEOUS (0.7%)
Elgin National Industries
 11.0%, 11/01/07+ ...............  $ 3,000,000   $  3,101,250
                                                 ------------
TOTAL LONG-TERM DEBT SECURITIES (89.9%)
 (Amortized Cost $371,488,588)                    378,956,931
                                                 ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan
 Mortgage Corp.
  6.0%, 01/02/98 ................   30,000,000     29,995,000
                                                 ------------
TOTAL SHORT-TERM DEBT SECURITIES (7.1%)
 (Amortized Cost $29,995,000) ...                  29,995,000
                                                 ------------
TOTAL INVESTMENTS (97.1%)
 (Cost/Amortized Cost
 $401,820,273)...................                 409,444,270
OTHER ASSETS
 LESS LIABILITIES (2.9%).........                  12,366,608
                                                 ------------
NET ASSETS (100.0%) .............                $421,810,878
                                                 ============

------------
*      Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1997, these securities amounted to $197,227,625 or 46.8% of net assets.
(a) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 1997.
(b) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.
(c) Coupon will fluctuate based upon an interest rate index. Stated interest rate in effect at December 31, 1997.
(d) Debt security initially issued in zero coupon form which converts to coupon form at a specific rate and date.

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

===========================================================
                                     NUMBER        VALUE
                                   OF SHARES     (NOTE 1)
-----------------------------------------------------------
COMMON STOCKS AND OTHER
 INVESTMENTS:
BASIC MATERIALS
CHEMICALS (1.6%)
Dupont (E.I.) de Nemours & Co. ..   158,000     $ 9,489,875
                                                -----------
CHEMICALS--SPECIALTY (0.6%)
Praxair, Inc. ...................    77,000       3,465,000
                                                -----------
 TOTAL BASIC MATERIALS (2.2%)  ..                12,954,875
                                                -----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (2.6%)
USA Waste Services, Inc.*  ......   113,295       4,446,829
Waste Management, Inc. ..........   390,000      10,725,000
                                                -----------
                                                 15,171,829
                                                -----------
PRINTING, PUBLISHING &
 BROADCASTING (3.3%)
Belo (A.H.) Corp. (Series A)  ...    96,000       5,388,000
Gannett Co. .....................    82,000       5,068,625
New York Times Co. (Class A)  ...    41,000       2,711,125
Reuters Holdings PLC (ADR)  .....    93,000       6,161,250
                                                -----------
                                                 19,329,000
                                                -----------
 TOTAL BUSINESS SERVICES (5.9%)                  34,500,829
                                                -----------
CAPITAL GOODS
AEROSPACE (0.6%)
General Dynamics Corp. ..........    42,000       3,630,375
                                                -----------
ELECTRICAL EQUIPMENT (1.5%)
General Electric Co. ............   121,000       8,878,375
                                                -----------
MACHINERY (2.7%)
Allied Signal, Inc. .............    72,000       2,803,500
Cooper Industries, Inc. .........    85,000       4,165,000
Fluor Corp. .....................    87,000       3,251,625
United Technologies Corp.  ......    77,100       5,613,844
                                                -----------
                                                 15,833,969
                                                -----------
 TOTAL CAPITAL GOODS (4.8%)  ....                28,342,719
                                                -----------
CONSUMER CYCLICALS
AIRLINES (1.7%)
Delta Air Lines, Inc. ...........    39,200       4,664,800
Northwest Airlines Corp.
 (Class A)* .....................   111,000       5,314,125
                                                -----------
                                                  9,978,925
                                                -----------
APPAREL, TEXTILE (0.5%)
Reebok International, Inc.*  ....   100,400       2,892,775
                                                -----------
AUTOS & TRUCKS (1.3%)
Harley-Davidson, Inc. ...........   285,000       7,801,875
                                                -----------
HOUSEHOLD FURNITURE,
 APPLIANCES (0.7%)
Sunbeam Corp. ...................    91,500       3,854,438
                                                -----------
RETAIL--GENERAL (3.8%)
Dayton Hudson Corp. .............    92,000       6,210,000
Federated Department Stores,
 Inc. * .........................    94,600       4,073,712
Home Depot, Inc. ................   124,800       7,347,600
Sears, Roebuck & Co. ............   103,800       4,696,950
                                                -----------
                                                 22,328,262
                                                -----------
 TOTAL CONSUMER CYCLICALS (8.0%)                 46,856,275
                                                -----------
CONSUMER NONCYCLICALS
CONTAINERS (0.5%)
Sealed Air Corp.* ...............    44,000     $ 2,717,000
                                                -----------
DRUGS (6.3%)
American Home Products Corp.  ...    67,000       5,125,507
Centocor, Inc.* .................   253,900       8,442,175
Genzyme Corp. (General
 Division)* .....................    70,000       1,942,500
Merck & Co., Inc. ...............    92,000       9,775,000
Schering Plough Corp. ...........   189,000      11,741,625
                                                -----------
                                                 37,026,807
                                                -----------
FOODS (3.4%)
Campbell Soup Co. ...............   215,000      12,496,875
Heinz (H.J.) Co. ................    93,000       4,725,562
Tyson Foods, Inc. ...............   135,200       2,771,600
                                                -----------
                                                 19,994,037
                                                -----------
HOSPITAL SUPPLIES & SERVICES (1.9%)
Baxter International, Inc.  .....    61,900       3,122,081
Becton, Dickinson & Co. .........    46,000       2,300,000
PacifiCare Health Systems, Inc.
 (Class B) * ....................   115,000       6,023,125
                                                -----------
                                                 11,445,206
                                                -----------
SOAPS & TOILETRIES (1.7%)
Gillette Co. ....................   100,000      10,043,750
                                                -----------
TOBACCO (4.5%)
Philip Morris Cos., Inc. ........   238,500      10,807,031
RJR Nabisco Holdings Corp.  .....   410,000      15,375,000
                                                -----------
                                                 26,182,031
                                                -----------
 TOTAL CONSUMER NONCYCLICALS (18.3%)            107,408,831
                                                -----------
CREDIT SENSITIVE
BANKS (6.8%)
Chase Manhattan Corp. ...........   151,000      16,534,500
Citicorp ........................    97,800      12,365,587
First Chicago NBD Corp. .........    12,825       1,070,887
First Union Corp. ...............   197,000      10,096,250
                                                -----------
                                                 40,067,224
                                                -----------
FINANCIAL SERVICES (4.5%)
Household International, Inc.  ..    57,000       7,271,062
MBNA Corp. ......................   124,500       3,400,406
Morgan Stanley, Dean Witter,
 Discover & Co. .................   185,000      10,938,125
PMI Group, Inc. .................    66,600       4,816,013
                                                -----------
                                                 26,425,606
                                                -----------
INSURANCE (5.4%)
American International Group,
 Inc. ...........................    85,000       9,243,750
General Re Corp. ................    26,400       5,596,800
Hartford Financial Services
 Group, Inc. ....................    56,500       5,286,281
Hartford Life, Inc. (Class A)  ..    60,000       2,718,750
PennCorp Financial Group, Inc.  .    93,000       3,318,938
Travelers Group, Inc. ...........    46,500       2,505,188
Travelers Property Casualty
 Corp. (Class A).................    63,000       2,772,000
                                                -----------
                                                 31,441,707
                                                -----------

                                       17

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===========================================================
                                     NUMBER        VALUE
                                   OF SHARES     (NOTE 1)
-----------------------------------------------------------
REAL ESTATE (0.0%)
Security Capital Group--
 Warrants* ......................     2,513    $     13,193
                                               ------------
UTILITY--ELECTRIC (2.1%)
AES Corp.* ......................    18,200         848,575
CMS Energy Corp. ................    53,000       2,335,312
FPL Group, Inc. .................    86,000       5,090,125
NIPSCO Industries, Inc. .........    56,000       2,768,500
Pinnacle West Capital Corp.  ....    36,000       1,525,500
                                               ------------
                                                 12,568,012
                                               ------------
UTILITY--TELEPHONE (1.8%)
AT&T Corp. ......................    85,300       5,224,625
Teleport Communications Group,
 Inc. (Class A)* ................    99,700       5,471,038
                                               ------------
                                                 10,695,663
                                               ------------
 TOTAL CREDIT SENSITIVE (20.6%)                 121,211,405
                                               ------------
ENERGY
OIL--DOMESTIC (4.7%)
Apache Corp. ....................   210,000       7,363,125
Enron Oil & Gas Co. .............   130,000       2,754,375
Murphy Oil Corp. ................    91,000       4,931,063
USX-Marathon Group ..............   325,000      10,968,750
Union Pacific Resources Group,
 Inc. ...........................    68,800       1,668,400
                                               ------------
                                                 27,685,713
                                               ------------
OIL--INTERNATIONAL (4.0%)
Gulf Canada Resources Ltd.*  ....   345,000       2,415,000
Mobil Corp. .....................    88,600       6,395,813
Texaco, Inc. ....................   270,400      14,703,000
                                               ------------
                                                 23,513,813
                                               ------------
OIL--SUPPLIES & CONSTRUCTION (1.2%)
Dresser Industries, Inc. ........   125,000       5,242,187
Transocean Offshore, Inc.  ......    41,800       2,014,238
                                               ------------
                                                  7,256,425
                                               ------------
RAILROADS (0.2%)
Canadian Pacific Ltd. ...........    39,000       1,062,750
                                               ------------
 TOTAL ENERGY (10.1%) ...........                59,518,701
                                               ------------
TECHNOLOGY
ELECTRONICS (3.8%)
Altera Corp.* ...................    34,800       1,152,750
Atmel Corp.* ....................   319,000       5,921,437
Cisco Systems, Inc.* ............   144,750       8,069,812
Solectron Corp.* ................    49,200       2,044,875
Xilinx, Inc.* ...................   145,000       5,084,063
                                               ------------
                                                 22,272,937
                                               ------------
OFFICE EQUIPMENT (1.1%)
Compaq Computer Corp. ...........    42,250       2,384,484
Hewlett-Packard Co. .............    71,000       4,437,500
                                               ------------
                                                  6,821,984
                                               ------------
OFFICE EQUIPMENT SERVICES (3.4%)
Electronic Data Systems Corp.  ..   139,200       6,116,100
First Data Corp. ................   467,000      13,659,750
                                               ------------
                                                 19,775,850
                                               ------------
TELECOMMUNICATIONS (3.1%)
Intermedia Communications,
 Inc.* ..........................       370          22,478
MCI Communications Corp. ........   330,000      14,128,125
Scientific Atlanta, Inc. ........    80,000    $  1,340,000
WorldCom, Inc.* .................    89,900       2,719,475
                                               ------------
                                                 18,210,078
                                               ------------
 TOTAL TECHNOLOGY (11.4%)........                67,080,849
                                               ------------
DIVERSIFIED
MISCELLANEOUS (2.9%)
Tyco International Ltd. .........   195,200       8,796,200
U.S. Industries, Inc. ...........    87,000       2,620,875
Viad Corp. ......................   130,000       2,510,625
Whitman Corp. ...................   109,000       2,840,813
                                               ------------
 TOTAL DIVERSIFIED (2.9%)........                16,768,513
                                               ------------
TOTAL COMMON STOCKS AND OTHER
 INVESTMENTS (84.2%)
 (Cost $428,916,307) ............               494,642,997
                                               ------------
PREFERRED STOCKS:
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.2%)
Republic Industries, Inc.
 6.5% Exch. Conv. ...............    51,500       1,210,250
                                               ------------
TRUCKING, SHIPPING (0.2%)
CNF Trust I
 5.0% Conv. Series A ............    20,500       1,168,500
                                               ------------
 TOTAL BUSINESS SERVICES (0.4%)                   2,378,750
                                               ------------
CAPITAL GOODS (0.4%)
AEROSPACE
Loral Space & Communications
 6.0% Conv. .....................    39,200       2,410,800
                                               ------------
CONSUMER CYCLICALS (0.3%)
AIRLINES
Continental Airlines Finance
 Trust 8.5% Conv. ...............    19,600       2,016,350
                                               ------------
CREDIT SENSITIVE (0.3%)
UTILITY--ELECTRIC
AES Trust I
 5.375% Conv. Series A ..........    25,200       1,808,100
                                               ------------
ENERGY (0.2%)
OIL--DOMESTIC
Devon Financing Trust
 $3.25 Conv. ....................    12,500         915,625
                                               ------------
TECHNOLOGY
TELECOMMUNICATIONS (1.8%)
Intermedia Communications, Inc.:
 7.0% Conv.+.....................    29,400       1,205,400
 7.0% Conv. Series D ............    26,400       1,082,400
Mobile Telecommunications
 $2.25 Conv. ....................    30,850       1,033,475
Nextel Strypes Trust
 7.25% Conv. ....................    55,700       1,322,875
QualComm Financial Trust:
 5.75% Conv. ....................    18,300         856,669
 5.75% Conv.+ ...................    28,800       1,348,200
WorldCom, Inc.
 8.0% Conv. .....................    33,200       3,481,850
                                              -------------
 TOTAL TECHNOLOGY (1.8%) ........                10,330,869
                                              -------------
TOTAL PREFERRED STOCKS (3.4%)
 (Cost $18,227,795) .............                19,860,494
                                              -------------

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===========================================================
                                   PRINCIPAL       VALUE
                                    AMOUNT       (NOTE 1)
-----------------------------------------------------------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PROFESSIONAL SERVICES (0.4%)
Career Horizons, Inc.
 7.0% Conv., 11/01/02...........  $  835,000    $1,736,800
Personnel Group of America:
 5.75% Conv., 07/01/04 .........     120,000       136,200
 5.75% Conv., 07/01/04+ ........     375,000       425,625
                                                ----------
 TOTAL BUSINESS SERVICES (0.4%)                  2,298,625
                                                ----------
CAPITAL GOODS
AEROSPACE (0.2%)
Orbital Sciences Corp.
 5.0% Conv., 10/01/02+..........     660,000       843,150
                                                ----------
BUILDING & CONSTRUCTION (0.1%)
Halter Marine Group, Inc.
 4.5% Conv., 09/15/04+..........     710,000       797,862
                                                ----------
MACHINERY (0.3%)
DII Group, Inc.
 6.0% Conv., 10/15/02+..........   1,100,000     1,681,625
                                                ----------
 TOTAL CAPITAL GOODS (0.6%)  ...                 3,322,637
                                                ----------
CONSUMER CYCLICALS
FOOD SERVICES, LODGING (0.5%)
Cendant Corp.
 4.75% Conv., 03/01/03..........   2,265,000     3,046,425
                                                ----------
RETAIL--GENERAL (0.3%)
U.S. Office Products Co.
 5.5% Conv., 02/01/01 ..........   1,530,000     1,818,787
                                                ----------
 TOTAL CONSUMER CYCLICALS (0.8%)                 4,865,212
                                                ----------
CONSUMER NONCYCLICALS
DRUGS (0.7%)
MedImmune, Inc.:
 7.0% Conv. Sub. Note,
 07/01/03+......................     380,000       864,025
 7.0% Conv., 07/01/03...........     920,000     2,091,850
Quintiles Transnational Corp.:
 4.25% Conv., 05/31/00+ ........     580,000       651,775
 4.25% Conv., 05/31/00 .........     475,000       533,781
                                                ----------
                                                 4,141,431
                                                ----------
HOSPITAL SUPPLIES & SERVICES (0.5%)
FPA Medical Management, Inc.:
 6.5% Conv., 12/15/01 ..........   1,060,000     1,081,200
 6.5% Conv., 12/15/01+ .........     465,000       474,300
RES-Care, Inc.
 6.0% Conv., 12/01/04+ .........   1,150,000     1,311,000
                                                ----------
                                                 2,866,500
                                                ----------
 TOTAL CONSUMER NONCYCLICALS (1.2%)              7,007,931
                                                ----------
CREDIT SENSITIVE
FINANCIAL SERVICES (0.3%)
RAC Financial Group, Inc.:
 7.25% Conv. Sub. Note,
 08/15/03+ .....................     365,000       879,650
 7.25% Conv., 08/15/03 .........     480,000     1,156,800
                                                ----------
                                                 2,036,450
                                                ----------
INSURANCE (0.3%)
Penn Treaty American Corp.:
 6.25% Conv., 12/01/03 .........  $  535,000    $  689,481
 6.25% Conv., 12/01/03+ ........     660,000       850,575
                                                ----------
                                                 1,540,056
                                                ----------
 TOTAL CREDIT SENSITIVE (0.6%)                   3,576,506
                                                ----------
ENERGY
COAL & GAS PIPELINES (0.3%)
Nabors Industries, Inc.
 5.0% Conv., 05/15/06 ..........   1,110,000     2,009,100
                                                ----------
OIL--SUPPLIES & CONSTRUCTION (0.6%)
Diamond Offshore Drilling, Inc.
 3.75% Conv. Sub. Note,
 02/15/07.......................   1,120,000     1,482,600
Parker Drilling Co.
 5.5% Conv. Sub. Note,
 08/01/04 ......................   1,035,000     1,076,400
Seacor Holdings, Inc.:
 5.375% Conv., 11/15/06+ .......     485,000       549,263
 5.375% Conv., 11/15/06 ........     345,000       390,713
                                                ----------
                                                 3,498,976
                                                ----------
 TOTAL ENERGY (0.9%) ...........                 5,508,076
                                                ----------
TECHNOLOGY
ELECTRONICS (4.0%)
Altera Corp.
 5.75% Conv. Sub. Note,
 06/15/02+......................   1,680,000     2,305,800
Baan Co.:
 4.5% Conv. Sub. Note,
 12/15/01+......................     845,000     1,294,962
 4.5% Conv. Sub. Note,
 12/15/01 ......................     335,000       513,387
Cymer, Inc.
 3.5% Conv., 08/06/04+(a)  .....   1,475,000     1,115,469
Integrated Process Equipment
 6.25% Conv., 09/15/04+ ........   2,195,000     1,819,106
Level One Communications
 4.0% Conv., 09/01/04+ .........   1,630,000     1,532,200
Photronics, Inc.
 6.0% Conv., 06/01/04 ..........   2,055,000     2,355,544
Quantum Corp.
 5.0% Conv., 03/01/03+ .........     385,000       698,775
Sanmina Corp.
 5.5% Conv., 08/15/02+ .........   1,410,000     3,417,488
SCI Systems, Inc.
 5.0% Conv., 05/01/06 ..........   1,795,000     3,343,188
Solectron Corp.
 6.0% Conv., 03/01/06+ .........   1,185,000     1,624,931
Wind River Systems, Inc.
 5.0% Conv., 08/01/02+ .........   1,420,000     1,519,400
Xilinx, Inc.
 5.25% Conv., 11/01/02+ ........   1,925,000     1,862,438
                                                ----------
                                                23,402,688
                                                ----------

                                       19

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

===========================================================
                                   PRINCIPAL       VALUE
                                    AMOUNT       (NOTE 1)
-----------------------------------------------------------
TELECOMMUNICATIONS (0.3%)
Comverse Technology, Inc.:
 5.75% Conv., 10/01/06 .........  $   665,000  $    716,537
 5.75% Conv. Sub. Note,
 10/01/06+......................    1,200,000     1,293,000
                                               ------------
                                                  2,009,537
                                               ------------
 TOTAL TECHNOLOGY (4.3%)  ......                 25,412,225
                                               ------------
TOTAL LONG-TERM DEBT SECURITIES (8.8%)
 (Amortized Cost $46,485,364) ..                 51,991,212
                                               ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.0%)
Federal Home Loan Mortgage
 Corp.
 6.0%, due 01/02/98.............   17,600,000    17,597,067
                                               ------------
TOTAL SHORT-TERM DEBT SECURITIES (3.0%)
 (Amortized Cost $17,597,067)                    17,597,067
                                               ------------
TOTAL INVESTMENTS (99.4%)
 (Cost/Amortized Cost
 $511,226,533) .................                584,091,770
OTHER ASSETS
 LESS LIABILITIES (0.6%)  ......                  3,664,123
                                               ------------
NET ASSETS (100.0%) ............               $587,755,893
                                               ============

------------
*      Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1997, these securities amounted to $30,366,019 or 5.2% of net assets.
(a) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 1997.
       Glossary:
       ADR--American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

=============================================================
                                       NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (2.2%)
Air Products & Chemicals, Inc.  ...    13,300     $ 1,093,925
Avery Dennison Corp. ..............    12,200         545,950
Dow Chemical Co. ..................    28,300       2,872,450
Dupont (E.I.) de Nemours & Co. ....   140,600       8,444,787
Eastman Chemical Co. ..............     8,800         524,150
Ecolab, Inc. ......................     8,900         493,394
FMC Corp.* ........................     7,100         477,919
Goodrich (B.F.) Co. ...............    10,500         435,094
Grace (W.R.) & Co. ................     8,800         707,850
Hercules, Inc. ....................    12,000         600,750
Millipore Corp. ...................    11,900         403,856
Monsanto Co. ......................    73,300       3,078,600
Rohm & Haas Co. ...................     7,700         737,275
Union Carbide Corp. ...............    15,000         644,063
                                                  -----------
                                                   21,060,063
                                                  -----------
CHEMICALS--SPECIALTY (0.5%)
Great Lakes Chemical Corp. ........    10,100         453,237
Morton International, Inc. ........    15,700         539,688
Praxair, Inc. .....................    19,600         882,000
Raychem Corp. .....................    10,200         439,238
Sigma-Aldrich Corp. ...............    11,900         473,025
Southern Co. ......................    85,000       2,199,375
                                                  -----------
                                                    4,986,563
                                                  -----------
METALS & MINING (0.7%)
Alcan Aluminium Ltd. ..............    13,400         370,175
Alcan Aluminium Ltd. (Canada) .....    14,800         407,933
Aluminum Co. of America ...........    21,600       1,520,100
Barrick Gold Corp. ................    52,900         985,263
Engelhard Corp. ...................    25,650         445,669
Freeport-McMoRan Copper & Gold,
 Inc. (Class B) ...................    30,000         472,500
Inco Ltd. .........................    26,000         442,000
Newmont Mining Corp. ..............    19,407         570,081
Phelps Dodge Corp. ................     7,500         466,875
Placer Dome, Inc. .................    47,800         606,463
Reynolds Metals Co. ...............     8,500         510,000
                                                  -----------
                                                    6,797,059
                                                  -----------
PAPER (1.0%)
Champion International Corp.  .....    11,400         516,562
Fort James Corp. ..................    22,500         860,625
Georgia Pacific Group .............    11,100         674,325
International Paper Co. ...........    36,025       1,553,578
Kimberly Clark Corp. ..............    67,244       3,315,970
Mead Corp. ........................    16,200         453,600
Stone Container Corp.* ............    30,200         315,213
Temple Inland, Inc. ...............     7,700         402,806
Union Camp Corp. ..................     8,400         450,975
Westvaco Corp. ....................    14,800         465,275
Willamette Industries, Inc.  ......    13,400         431,313
                                                  -----------
                                                    9,440,242
                                                  -----------
STEEL (0.2%)
Allegheny Teledyne, Inc. ..........    20,200         522,675
Nucor Corp. .......................     9,800         473,463
Worthington Industries, Inc.  .....    21,500         354,750
                                                  -----------
                                                    1,350,888
                                                  -----------
 TOTAL BASIC MATERIALS (4.6%)  ....                43,634,815
                                                  -----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.4%)
Browning-Ferris Industries, Inc.  .    24,300     $   899,100
Johnson Controls, Inc. ............     9,600         458,400
Thermo Electron Corp.* ............    17,600         783,200
Waste Management, Inc. ............    55,600       1,529,000
                                                  -----------
                                                    3,669,700
                                                  -----------
PRINTING, PUBLISHING &
 BROADCASTING (2.2%)
CBS Corp. .........................     2,100          61,819
Clear Channel Communications,
 Inc.* ............................    12,000         953,250
Comcast Corp. (Class A) SPL  ......    41,800       1,319,313
Deluxe Corp. ......................    13,200         455,400
Donnelley (R.R.) & Sons Co.  ......    18,000         670,500
Dow Jones & Co., Inc. .............    11,800         633,512
Dun & Bradstreet Corp. ............    20,200         624,937
Gannett Co. .......................    34,800       2,151,075
King World Productions, Inc.  .....     7,900         456,225
Knight-Ridder, Inc. ...............    10,700         556,400
McGraw-Hill Companies, Inc.  ......    12,100         895,400
New York Times Co. (Class A)  .....    11,300         747,213
Tele-Communications, Inc. (Series
 A)* ..............................    62,128       1,735,701
Time Warner, Inc. .................    68,700       4,259,400
Times Mirror Co. (Class A) ........    11,300         694,950
Tribune Co. .......................    14,700         915,075
U.S. West Media Group* ............    74,500       2,151,188
Viacom, Inc. (Class A)* ...........     1,000          40,875
Viacom, Inc. (Class B)* ...........    42,300       1,752,806
                                                  -----------
                                                   21,075,039
                                                  -----------
PROFESSIONAL SERVICES (0.5%)
Block (H&R), Inc. .................    12,800         573,600
Cognizant Corp. ...................    19,500         868,969
Interpublic Group Cos., Inc.  .....    14,800         737,225
Omnicom Group .....................    19,600         830,550
Safety-Kleen Corp. ................    15,600         428,025
Service Corp. International  ......    29,600       1,093,374
                                                  -----------
                                                    4,531,743
                                                  -----------
TRUCKING, SHIPPING (0.2%)
Federal Express Corp.* ............    13,500         824,344
Laidlaw, Inc. .....................    35,200         479,600
Ryder System, Inc. ................    12,900         422,475
                                                  -----------
                                                    1,726,419
                                                  -----------
 TOTAL BUSINESS SERVICES (3.3%) ...                31,002,901
                                                  -----------
CAPITAL GOODS
AEROSPACE (1.5%)
Boeing Co. ........................   122,274       5,983,784
General Dynamics Corp. ............     7,400         639,637
Lockheed Martin Corp. .............    23,704       2,334,844
Northrop Grumman Corp. ............     7,800         897,000
Raytheon Co. (Class A) ............        32           1,578
Raytheon Co. (Class B) ............    41,700       2,105,850
Rockwell International Corp.  .....    24,800       1,295,800
TRW, Inc. .........................    14,400         768,600
                                                  -----------
                                                   14,027,093
                                                  -----------

                                       21

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

=============================================================
                                       NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
BUILDING MATERIALS & FOREST
 PRODUCTS (0.6%)
Armstrong World Industries, Inc. ..     6,100     $   455,975
Crane Co. .........................    10,600         459,775
Louisiana Pacific Corp. ...........    22,800         433,200
Masco Corp. .......................    19,400         986,975
Owens Corning .....................    11,300         385,613
PPG Industries, Inc. ..............    21,700       1,239,613
Sherwin Williams Co. ..............    18,600         516,150
Weyerhaeuser Co. ..................    23,700       1,162,781
                                                  -----------
                                                    5,640,082
                                                  -----------
ELECTRICAL EQUIPMENT (3.8%)
Emerson Electric Co. ..............    54,700       3,087,131
General Electric Co. ..............   401,200      29,438,050
Grainger (W.W.), Inc. .............     6,100         592,844
Thomas & Betts Corp. ..............     9,600         453,600
Westinghouse Electric Corp.  ......    84,900       2,499,244
                                                  -----------
                                                   36,070,869
                                                  -----------
MACHINERY (1.7%)
Allied Signal, Inc. ...............    69,800       2,717,837
Case Corp. ........................     9,200         556,025
Caterpillar, Inc. .................    46,400       2,253,300
Cooper Industries, Inc. ...........    14,700         720,300
Cummins Engine Company, Inc.  .....     7,000         413,438
Deere & Co. .......................    31,100       1,813,519
Dover Corp. .......................    26,800         968,150
Fluor Corp. .......................    10,900         407,387
Harnischfeger Industries, Inc.  ...    13,000         459,062
Illinois Tool Works, Inc. .........    30,700       1,845,837
Ingersoll Rand Co. ................    19,950         807,975
Pall Corp. ........................    20,500         424,094
Parker-Hannifin Corp. .............    13,150         603,256
United Technologies Corp. .........    28,700       2,089,719
                                                  -----------
                                                   16,079,899
                                                  -----------
 TOTAL CAPITAL GOODS (7.6%)  ......                71,817,943
                                                  -----------
CONSUMER CYCLICALS
AIRLINES (0.4%)
AMR Corp.* ........................    11,300       1,452,050
Delta Air Lines, Inc. .............     8,600       1,023,400
Southwest Airlines Co. ............    25,050         616,856
US Airways Group, Inc.* ...........    11,000         687,500
                                                  -----------
                                                    3,779,806
                                                  -----------
APPAREL, TEXTILE (0.4%)
Fruit of the Loom, Inc. (Class A)*     18,900         484,312
Liz Claiborne, Inc. ...............    10,000         418,125
National Service Industries, Inc.       9,000         446,063
Nike, Inc. (Class B) ..............    37,800       1,483,650
VF Corp. ..........................    16,500         757,969
                                                  -----------
                                                    3,590,119
                                                  -----------
AUTO RELATED (0.5%)
Cooper Tire & Rubber Co. ..........    16,600         404,625
Dana Corp. ........................    12,400         589,000
Eaton Corp. .......................     8,600         767,550
Echlin, Inc. ......................    14,100         510,244
Genuine Parts Co. .................    19,700         668,569
Goodyear Tire & Rubber Co. ........    16,700       1,062,537
Snap-On, Inc. .....................    10,150         442,794
                                                  -----------
                                                    4,445,319
                                                  -----------
AUTOS & TRUCKS (1.7%)
AutoZone, Inc.* ...................    17,800     $   516,200
Chrysler Corp. ....................    82,500       2,902,969
Ford Motor Co. ....................   146,100       7,113,244
General Motors Corp. ..............    89,200       5,407,750
Paccar, Inc. ......................    10,400         546,000
                                                  -----------
                                                   16,486,163
                                                  -----------

FOOD SERVICES, LODGING (0.8%)
Harrah's Entertainment, Inc.*  ....    25,200         475,650
ITT Corp.* ........................    13,300       1,102,237
Marriott International, Inc.  .....    14,900       1,031,825
McDonald's Corp. ..................    85,100       4,063,525
Tricon Global Restaurants, Inc.* ..    17,020         494,644
Wendy's International, Inc.  ......    21,500         517,344
                                                  -----------
                                                    7,685,225
                                                  -----------

HOUSEHOLD FURNITURE,
 APPLIANCES (0.3%)
Black & Decker Corp. ..............    12,400         484,375
Maytag Corp. ......................    13,400         499,987
Newell Company ....................    20,500         871,250
Rubbermaid, Inc. ..................    16,600         415,000
Stanley Works .....................     9,200         434,125
Whirlpool Corp. ...................     8,500         467,500
                                                  -----------
                                                    3,172,237
                                                  -----------
LEISURE RELATED (1.7%)
American Greetings Corp.
 (Class A) ........................    12,300         481,237
Brunswick Corp. ...................    17,100         518,344
Cendant Corp.* ....................    97,551       3,353,307
Disney (Walt) Co. .................    82,400       8,162,750
Hasbro, Inc. ......................    15,200         478,800
Hilton Hotels Corp. ...............    30,000         892,500
Mattel, Inc. ......................    34,843       1,297,902
Mirage Resorts, Inc.* .............    21,200         482,300
                                                  -----------
                                                   15,667,140
                                                  -----------
PHOTO & OPTICAL (0.3%)
Allergan, Inc. ....................    13,900         466,519
Eastman Kodak Company .............    35,800       2,177,087
Polaroid Corp. ....................     9,900         482,006
                                                  -----------
                                                    3,125,612
                                                  -----------
RETAIL--GENERAL (4.1%)
Circuit City Stores-Circuit City
 Group ............................    14,000         497,875
Costco Cos., Inc.* ................    26,300       1,173,637
CVS Corp. .........................    21,300       1,364,531
Dayton Hudson Corp. ...............    27,000       1,822,500
Dillard's, Inc. (Class A) .........    13,500         475,875
Federated Department Stores, Inc.*     25,900       1,115,319
Gap, Inc. .........................    49,800       1,764,787
Harcourt General, Inc. ............     7,800         427,050
Home Depot, Inc. ..................    90,400       5,322,300
K-Mart Corp.* .....................    60,300         697,219
Limited, Inc. .....................    32,800         836,400
Lowe's Cos., Inc. .................    21,500       1,025,281
May Department Stores Co. .........    28,800       1,517,400
Nordstrom, Inc. ...................     9,300         561,488
Penney (J.C.), Inc. ...............    30,800       1,857,625
Sears, Roebuck & Co. ..............    48,500       2,194,625

                                       22

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

=============================================================
                                       NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
Tandy Corp. .......................    13,000     $   501,313
TJX Cos., Inc. ....................    19,700         677,188
Toys R Us, Inc.* ..................    35,300       1,109,744
Walgreen Co. ......................    61,000       1,913,875
Wal-Mart Stores, Inc. .............   280,500      11,062,219
Woolworth Corp.* ..................    22,100         450,288
                                                  -----------
                                                   38,368,539
                                                  -----------
 TOTAL CONSUMER CYCLICALS (10.2%)                  96,320,160
                                                  -----------
CONSUMER NONCYCLICALS
BEVERAGES (3.4%)
Anheuser Busch Companies, Inc. ....    61,100       2,688,400
Brown Forman Corp. (Class B)  .....     7,600         419,900
Coca-Cola Co. .....................   303,900      20,247,337
Pepsico, Inc. .....................   188,700       6,875,756
Seagram Ltd. ......................    47,300       1,528,381
                                                  -----------
                                                   31,759,774
                                                  -----------
CONTAINERS (0.2%)
Bemis, Inc. .......................    11,100         489,094
Crown Cork & Seal Co., Inc.  ......    12,900         646,612
Owens-Illinois, Inc.* .............    14,600         553,888
                                                  -----------
                                                    1,689,594
                                                  -----------
DRUGS (7.3%)
ALZA Corp.* .......................    16,900         537,631
American Home Products Corp.  .....    80,100       6,127,650
Amgen, Inc.* ......................    32,800       1,775,300
Bristol-Meyers Squibb Co. .........   123,200      11,657,800
Lilly (Eli) & Co. .................   137,500       9,573,437
Merck & Co., Inc. .................   148,500      15,778,125
Pfizer, Inc. ......................   158,900      11,847,981
Pharmacia & Upjohn, Inc. ..........    62,690       2,296,021
Schering Plough Corp. .............    90,100       5,597,463
Warner-Lambert Co. ................    33,400       4,141,600
                                                  -----------
                                                   69,333,008
                                                  -----------
FOODS (2.6%)
Archer Daniels Midland Co. ........    67,262       1,458,745
Campbell Soup Co. .................    56,700       3,295,687
ConAgra, Inc. .....................    58,300       1,912,969
CPC International, Inc. ...........    17,700       1,911,600
General Mills, Inc. ...............    19,700       1,411,012
Heinz (H.J.) Co. ..................    45,550       2,314,509
Hershey Foods Corp. ...............    17,200       1,065,325
Kellogg Co. .......................    50,900       2,525,912
Pioneer Hi Bred International,
 Inc. .............................     8,100         868,725
Quaker Oats Co. ...................    16,900         891,475
Ralston-Ralston Purina Group  .....    12,800       1,189,600
Rite Aid Corp. ....................    15,200         892,050
Sara Lee Corp. ....................    59,200       3,333,700
Wrigley (Wm.), Jr. Co. ............    14,300       1,137,744
                                                  -----------
                                                   24,209,053
                                                  -----------
HOSPITAL SUPPLIES & SERVICES (3.6%)
Abbott Laboratories ...............    95,100       6,234,994
Baxter International, Inc. ........    34,500       1,740,094
Becton, Dickinson & Co. ...........    14,400         720,000
Biomet, Inc. ......................    19,100         489,437
Boston Scientific Corp.* ..........    23,300       1,068,887
Cardinal Health, Inc. .............    13,400       1,006,675
Columbia/HCA Healthcare Corp. .....    80,800       2,393,700
Guidant Corp. .....................    17,800       1,108,050
Healthsouth Corp.* ................    47,900     $ 1,329,225
Humana, Inc.* .....................    20,200         419,150
Johnson and Johnson ...............   164,400      10,829,850
Mallinckrodt, Inc. ................    11,900         452,200
Medtronic, Inc. ...................    57,800       3,023,663
Saint Jude Medical, Inc.* .........    17,150         523,075
Tenet Healthcare Corp.* ...........    36,400       1,205,750
United Healthcare Corp. ...........    23,200       1,152,750
                                                  -----------
                                                   33,697,500
                                                  -----------
RETAIL--FOOD (0.6%)
Albertsons, Inc. ..................    30,400       1,440,200
American Stores Co. ...............    33,700         692,956
Giant Food, Inc. (Class A) ........    13,900         468,256
Kroger Co.* .......................    31,500       1,163,531
Supervalu, Inc. ...................    11,000         460,625
Sysco Corp. .......................    21,500         979,594
Winn Dixie Stores, Inc. ...........    18,400         803,850
                                                  -----------
                                                    6,009,012
                                                  -----------
SOAPS & TOILETRIES (3.2%)
Avon Products, Inc. ...............    15,700         963,587
Clorox Co. ........................    12,500         988,281
Colgate Palmolive Co. .............    36,800       2,704,800
Gillette Co. ......................    69,600       6,990,450
International Flavors &
 Fragrances, Inc. .................    13,000         669,500
Procter & Gamble Co. ..............   167,900      13,400,519
Unilever N.V. .....................    79,600       4,970,025
                                                  -----------
                                                   30,687,162
                                                  -----------
TOBACCO (1.8%)
Fortune Brands, Inc. ..............    19,600         726,425
Loews Corp. .......................    13,500       1,432,687
Philip Morris Cos., Inc. ..........   299,100      13,552,969
UST, Inc. .........................    22,700         838,481
                                                  -----------
                                                   16,550,562
                                                  -----------
 TOTAL CONSUMER NONCYCLICALS (22.7%)              213,935,665
                                                  -----------
CREDIT SENSITIVE
BANKS (8.3%)
Ahmanson (H.F.) & Co. .............    12,000         803,250
Banc One Corp. ....................    71,900       3,905,069
Bank of New York Co., Inc. ........    46,800       2,705,625
BankAmerica Corp. .................    86,100       6,285,300
BankBoston Corp. ..................    18,000       1,690,875
Bankers Trust New York Corp.  .....    12,300       1,382,981
Barnett Banks, Inc. ...............    24,500       1,760,937
Chase Manhattan Corp. .............    52,240       5,720,280
Citicorp ..........................    56,500       7,143,719
Comerica, Inc. ....................    13,000       1,173,250
CoreStates Financial Corp. ........    25,000       2,001,562
Fifth Third Bancorp ...............    19,000       1,553,250
First Chicago NBD Corp. ...........    36,449       3,043,491
First Union Corp. .................    77,000       3,946,250
Golden West Financial Corp.  ......     6,800         665,125
Huntington Bancshares, Inc.  ......    22,900         824,400
KeyCorp. ..........................    26,800       1,897,775
Mellon Bank Corp. .................    31,000       1,879,375
Morgan (J.P.) & Co., Inc. .........    22,100       2,494,538
National City Corp. ...............    26,400       1,735,800
NationsBank Corp. .................    87,399       5,314,952
Norwest Corp. .....................    92,000       3,553,500

                                       23

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

=============================================================
                                       NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
PNC Bank Corp. ....................    37,700     $ 2,151,256
Republic New York Corp. ...........     6,400         730,800
State Street Corp. ................    19,200       1,117,200
Suntrust Banks, Inc. ..............    26,200       1,870,025
U.S. Bancorp. .....................    30,026       3,361,035
Wachovia Corp. ....................    25,000       2,028,125
Washington Mutual, Inc. ...........    30,800       1,965,425
Wells Fargo & Co. .................    10,800       3,665,925
                                                  -----------
                                                   78,371,095
                                                  -----------
FINANCIAL SERVICES (2.5%)
American Express Co. ..............    57,700       5,149,725
Beneficial Corp. ..................     6,300         523,687
Country Wide Credit Industries,
 Inc. .............................    12,200         523,075
Equifax, Inc. .....................    17,900         634,331
Fleet Financial Group, Inc.  ......    30,879       2,313,995
Green Tree Financial Corp. ........    22,500         589,219
Household International, Inc.  ....    13,100       1,671,069
MBIA, Inc. ........................    11,000         734,937
MBNA Corp. ........................    61,687       1,684,826
Merrill Lynch & Co., Inc. .........    40,800       2,975,850
Morgan Stanley, Dean Witter,
 Discover & Co. ...................    72,205       4,269,121
Schwab (Charles) Corp. ............    31,850       1,335,709
Synovus Financial Corp. ...........    21,000         687,750
Transamerica Corp. ................     7,600         809,400
                                                  -----------
                                                   23,902,694
                                                  -----------
INSURANCE (4.8%)
Aetna, Inc. .......................    18,443       1,301,384
Allstate Corp. ....................    53,438       4,856,178
American General Corp. ............    30,500       1,648,906
American International Group, Inc.     86,225       9,376,969
Aon Corp. .........................    20,550       1,204,744
Chubb Corp. .......................    21,200       1,603,250
CIGNA Corp. .......................     9,100       1,574,869
Cincinnati Financial Corp. ........     6,800         957,100
Conseco, Inc. .....................    22,500       1,022,344
General Re Corp. ..................     9,800       2,077,600
Hartford Financial Services Group,
 Inc. .............................    14,500       1,356,656
Jefferson-Pilot Corp. .............     8,700         677,512
Lincoln National Corp. Industries .    12,200         953,125
Marsh & McLennan Cos., Inc.  ......    20,700       1,543,444
MGIC Investment Corp. .............    14,000         931,000
Progressive Corp. .................     8,900       1,066,888
Providian Financial Corp. .........    11,200         506,100
Safeco Corp. ......................    17,100         833,625
Saint Paul Cos., Inc. .............    10,300         845,244
SunAmerica, Inc. ..................    24,000       1,026,000
Torchmark Corp. ...................    17,000         715,063
Travelers Group, Inc. .............   140,857       7,588,671
UNUM Corp. ........................    16,700         908,063
USF&G Corp. .......................    21,800         480,963
                                                  -----------
                                                   45,055,698
                                                  -----------
MORTGAGE RELATED (1.2%)
Federal National Mortgage
 Association ......................   130,600       7,452,362
Federal Home Loan Mortgage Corp.  .    85,500       3,585,656
                                                  -----------
                                                   11,038,018
                                                  -----------
UTILITY--ELECTRIC (2.4%)
American Electric Power, Inc.  ....    23,500     $ 1,213,187
Baltimore Gas & Electric Co.  .....    18,300         623,344
Carolina Power & Light Co. ........    18,300         776,606
Central & South West Corp. ........    25,600         692,800
CINergy Corp. .....................    19,613         751,423
Consolidated Edison, Inc. .........    29,200       1,197,200
Dominion Resources, Inc. ..........    23,100         983,194
DTE Energy Co. ....................    17,500         607,031
Duke Energy Co. ...................    44,630       2,471,386
Edison International ..............    49,300       1,340,344
Entergy Corp. .....................    30,000         898,125
FirstEnergy Corp.* ................    28,600         829,400
FPL Group, Inc. ...................    22,600       1,337,637
GPU, Inc. .........................    15,000         631,875
Houston Industries, Inc. ..........    35,400         944,737
Northern States Power Co. .........     8,300         483,475
Pacificorp. .......................    36,800       1,005,100
Peco Energy Co. ...................    26,900         652,325
PG&E Corp. ........................    54,400       1,655,800
PP&L Resources, Inc. ..............    20,000         478,750
Public Service Enterprise Group  ..    28,800         912,600
Texas Utilities Co. ...............    29,900       1,242,719
Unicom Corporation ................    26,900         827,175
Union Electric Co. ................    12,700         549,275
                                                  -----------
                                                   23,105,508
                                                  -----------
UTILITY--GAS (0.4%)
Columbia Gas System, Inc. .........     6,900         542,081
Consolidated Natural Gas Co.  .....    11,500         695,750
ENRON Corp. .......................    38,000       1,579,375
Nicor, Inc. .......................    11,800         497,813
                                                  -----------
                                                    3,315,019
                                                  -----------
UTILITY--TELEPHONE (5.8%)
Alltel Corp. ......................    22,500         923,906
Ameritech Corp. ...................    67,900       5,465,950
AT&T Corp. ........................   200,500      12,280,625
Bell Atlantic Corp. ...............    95,696       8,708,336
BellSouth Corp. ...................   122,300       6,887,019
Frontier Corp. ....................    18,500         445,156
GTE Corp. .........................   117,900       6,160,275
SBC Communications, Inc. ..........   112,773       8,260,622
Sprint Corp. ......................    53,100       3,112,988
U.S. West Communications Group*  ..    57,500       2,594,688
                                                  -----------
                                                   54,839,565
                                                  -----------
 TOTAL CREDIT SENSITIVE (25.4%)                   239,627,597
                                                  -----------
ENERGY
COAL & GAS PIPELINES (0.5%)
Burlington Resources, Inc. ........    21,830         978,257
Coastal Corp. .....................    12,800         792,800
Pacific Enterprises ...............    13,000         489,125
Sonat, Inc. .......................    10,600         484,950
Tenneco, Inc. .....................    20,300         801,850
Williams Cos., Inc. ...............    39,500       1,120,813
                                                  -----------
                                                    4,667,795
                                                  -----------
OIL--DOMESTIC (1.9%)
Amerada Hess Corp. ................    10,900         598,137
Amoco Corp. .......................    60,400       5,141,550

                                       24

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

=============================================================
                                       NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
Anadarko Petroleum Corp. ..........     7,600     $   461,225
Apache Corp. ......................    12,200         427,762
Ashland, Inc. .....................     8,300         445,606
Atlantic Richfield Co. ............    39,400       3,156,925
Kerr McGee Corp. ..................     7,200         455,850
Occidental Petroleum Corp. ........    39,000       1,143,188
Oryx Energy Co.* ..................    16,900         430,950
Pennzoil Co. ......................     6,500         434,281
Phillips Petroleum Co. ............    31,800       1,546,275
Sun Co., Inc. .....................    11,500         483,719
Union Pacific Resources Group,
 Inc. .............................    30,608         742,244
Unocal Corp. ......................    29,800       1,156,613
USX-Marathon Group ................    34,700       1,171,125
USX-U.S. Steel Group ..............    13,500         421,875
                                                  -----------
                                                   18,217,325
                                                  -----------
OIL--INTERNATIONAL (5.3%)
Chevron Corp. .....................    81,100       6,244,700
Exxon Corp. .......................   304,700      18,643,831
Mobil Corp. .......................    97,400       7,031,063
Royal Dutch Petroleum Co. (ADR)  ..   265,600      14,392,200
Texaco, Inc. ......................    63,700       3,463,688
                                                  -----------
                                                   49,775,482
                                                  -----------
OIL--SUPPLIES & CONSTRUCTION (1.0%)
Baker Hughes, Inc. ................    20,500         894,312
Dresser Industries, Inc. ..........    20,900         876,494
Halliburton Co. ...................    29,800       1,547,737
Helmerich & Payne, Inc. ...........     7,000         475,125
Schlumberger Ltd. .................    61,300       4,934,650
Western Atlas, Inc.* ..............     6,400         473,600
                                                  -----------
                                                    9,201,918
                                                  -----------
RAILROADS (0.7%)
Burlington Northern Santa Fe  .....    18,651       1,733,377
CSX Corp. .........................    26,900       1,452,600
Norfolk Southern Corp. ............    46,500       1,432,781
Union Pacific Corp. ...............    29,700       1,854,394
                                                  -----------
                                                    6,473,152
                                                  -----------
 TOTAL ENERGY (9.4%)...............                88,335,672
                                                  -----------
TECHNOLOGY
ELECTRONICS (4.2%)
Advanced Micro Devices, Inc.*  ....    25,100         450,231
AMP, Inc. .........................    27,100       1,138,200
Applied Materials, Inc.* ..........    44,900       1,352,613
BB&T Corp. ........................    17,100       1,095,469
Cisco Systems, Inc.* ..............   123,150       6,865,612
EMC Corp.* ........................    60,800       1,668,200
Harris Corp. ......................    10,300         472,512
Intel Corp. .......................   201,300      14,141,325
ITT Industries, Inc. ..............    14,500         454,938
KLA-Tencor Corp.* .................    13,400         517,575
LSI Logic Corp.* ..................    23,500         464,125
Micron Technology, Inc.* ..........    24,700         642,200
Motorola, Inc. ....................    73,400       4,188,388
National Semiconductor Corp.*  ....    19,300         500,594
Parametric Technology Corp.*  .....    15,000         710,625
Perkin-Elmer Corp. ................     7,200         511,650
Seagate Technology, Inc.* .........    28,700         552,475
Siebel Systems, Inc.* .............        27           1,129
Texas Instruments, Inc. ...........    47,300     $ 2,128,500
3Com Corp.* .......................    42,500       1,484,844
                                                  -----------
                                                   39,341,205
                                                  -----------
OFFICE EQUIPMENT (4.1%)
Bay Networks, Inc.* ...............    24,700         631,394
Ceridian Corp.* ...................    10,800         494,775
Compaq Computer Corp. .............    93,235       5,261,950
Dell Computer Corp.* ..............    40,800       3,427,200
Digital Equipment Corp.* ..........    18,300         677,100
Hewlett-Packard Co. ...............   128,200       8,012,500
Honeywell, Inc. ...................    15,000       1,027,500
International Business Machines
 Corp. ............................   121,100      12,662,519
Pitney Bowes, Inc. ................    17,800       1,600,888
Sun Microsystems, Inc.* ...........    45,500       1,814,313
Unisys Corp.* .....................    36,100         500,888
Xerox Corp. .......................    40,100       2,959,881
                                                  -----------
                                                   39,070,908
                                                  -----------
OFFICE EQUIPMENT SERVICES (3.4%)
Adobe Systems, Inc. ...............    12,700         523,875
Automatic Data Processing, Inc.  ..    35,900       2,203,362
Computer Associates International,
 Inc. .............................    66,925       3,538,659
Computer Sciences Corp.* ..........     9,200         768,200
First Data Corp. ..................    54,400       1,591,200
HBO & Co. .........................    23,500       1,128,000
Microsoft Corp.* ..................   146,800      18,973,900
Novell, Inc.* .....................    59,600         447,000
Oracle Corp.* .....................   120,787       2,695,060
Silicon Graphics, Inc.* ...........    34,500         429,094
                                                  -----------
                                                   32,298,350
                                                  -----------
TELECOMMUNICATIONS (2.3%)
AirTouch Communications, Inc.* ....    61,800       2,568,562
Andrew Corp.* .....................    19,212         461,088
Cabletron Systems, Inc.* ..........    33,000         495,000
DSC Communications Corp.* .........    19,800         475,200
Lucent Technologies, Inc. .........    79,094       6,317,633
MCI Communications Corp. ..........    85,300       3,651,906
Northern Telecommunications Ltd.  .    32,300       2,874,700
Tellabs, Inc.* ....................    22,300       1,179,113
WorldCom, Inc.* ...................   110,700       3,348,675
                                                  -----------
                                                   21,371,877
                                                  -----------
 TOTAL TECHNOLOGY (14.0%)..........               132,082,340
                                                  -----------
DIVERSIFIED
MISCELLANEOUS (1.1%)
Corning, Inc. .....................    29,800       1,106,325
Ikon Office Solutions, Inc.  ......    16,500         464,062
Minnesota Mining & Manufacturing
 Co. ..............................    51,600       4,234,425
Textron, Inc. .....................    19,600       1,225,000
Tyco International Ltd. ...........    65,686       2,959,975
Whitman Corp. .....................    16,300         424,819
                                                  -----------
 TOTAL DIVERSIFIED (1.1%) .........                10,414,606
                                                  -----------
TOTAL COMMON STOCKS (98.3%)
 (Cost $705,933,343) ..............               927,171,699
                                                  -----------

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

=========================================================
                                PRINCIPAL        VALUE
                                  AMOUNT       (NOTE 1)
---------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT & AGENCIES
Federal Home Loan Mortgage
 Corp.
 6.0%, due 01/02/98 .........  $10,500,000   $ 10,498,250
U.S. Treasury
 6.0%, due 01/08/98** .......      900,000        886,153
                                             ------------
TOTAL U.S. GOVERNMENT & AGENCIES (1.2%)        11,384,403
                                             ------------
TOTAL SHORT-TERM DEBT SECURITIES (1.2%)
 (Amortized Cost
  $11,384,403)...............                  11,384,403
                                             ------------
TOTAL INVESTMENTS (99.5%)
 (Cost/Amortized Cost
 $717,317,746) ..............                 938,556,102
OTHER ASSETS
 LESS LIABILITIES (0.5%)  ...                   5,184,922
                                             ------------
NET ASSETS (100.0%) .........                $943,741,024
                                             ============

Financial Futures Contracts outstanding at December 31, 1997:

                       EXPIRATION       NUMBER        ORIGINAL      VALUE AT      UNREALIZED
DESCRIPTION               DATE       OF CONTRACTS      VALUE        12/31/97     APPRECIATION
--------------------  ------------ --------------  ------------- -------------  --------------
LONG S&P 500 INDEX*       3/98            46        $11,131,350    $11,259,650     $128,300

------------
*      Non-income producing.
**     Security segregated as collateral on financial futures contracts.
       Glossary:
       ADR--American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

================================================================
                                       NUMBER          VALUE
                                     OF SHARES       (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS (0.3%)
CHEMICALS
Monsanto Co. .....................      725,000   $   30,450,000
                                                  --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.3%)
Waste Management, Inc. ...........      900,000       24,750,000
                                                  --------------
PRINTING, PUBLISHING &
 BROADCASTING (5.1%)
CBS Corp. ........................      595,000       17,515,313
Chris Craft Industries, Inc.
 (Class B)*++ ....................    1,226,156       64,143,286
Comcast Corp. (Class A) SPL  .....    1,011,800       31,934,937
Liberty Media Group (Class A)* ...    2,600,963       94,284,909
TCI Group (Class A)* (a) .........    5,309,026      150,311,799
Time Warner, Inc. ................      178,900       11,091,800
U.S. West Media Group* ...........      265,000        7,651,875
Viacom, Inc. (Class B)* ..........    2,801,300      116,078,869
                                                  --------------
                                                     493,012,788
                                                  --------------
 TOTAL BUSINESS SERVICES (5.4%) ..                   517,762,788
                                                  --------------
CAPITAL GOODS
AEROSPACE (0.3%)
Loral Space &
 Communications* (a) .............    1,440,000       30,870,000
                                                  --------------
MACHINERY (0.1%)
UNOVA, Inc.* .....................      288,800        4,747,150
                                                  --------------
 TOTAL CAPITAL GOODS (0.4%) ......                    35,617,150
                                                  --------------
CONSUMER CYCLICALS
AIRLINES (1.9%)
AMR Corp.* .......................      185,000       23,772,500
Delta Air Lines, Inc. ............      769,300       91,546,700
Northwest Airlines Corp.
 (Class A)* ......................      498,300       23,856,112
UAL Corp.* .......................      328,500       30,386,250
US Airways Group, Inc.* ..........      200,000       12,500,000
                                                  --------------
                                                     182,061,562
                                                  --------------
AUTO RELATED (1.5%)
Republic Industries, Inc.* (a)  ..    5,949,500      138,697,719
                                                  --------------
AUTOS & TRUCKS (1.2%)
AutoZone, Inc.* ..................    2,590,300       75,118,700
Chrysler Corp. ...................    1,223,800       43,062,462
                                                  --------------
                                                     118,181,162
                                                  --------------
FOOD SERVICES, LODGING (1.1%)
ITT Corp.* .......................    1,294,500      107,281,688
                                                  --------------
LEISURE RELATED (6.2%)
Carnival Corp. (Class A) .........       37,600        2,082,100
Cendant Corp.* (a) ...............   17,123,600      588,623,750
                                                  --------------
                                                     590,705,850
                                                  --------------
RETAIL--GENERAL (3.0%)
Home Depot, Inc. .................    2,222,000      130,820,250
Limited, Inc. ....................    2,100,500       53,562,750
Lowe's Cos., Inc. ................      511,400       24,387,387
Sears, Roebuck & Co. .............      600,500       27,172,625
Wal-Mart Stores, Inc. ............    1,278,000       50,401,125
                                                  --------------
                                                     286,344,137
                                                  --------------
 TOTAL CONSUMER CYCLICALS (14.9%)                  1,423,272,118
                                                  --------------
CONSUMER NONCYCLICALS
DRUGS (3.6%)
Astra AB (A Shares) ..............    3,206,664   $   55,531,720
Centocor, Inc.* ..................       44,700        1,486,275
Merck & Co., Inc. ................    2,163,200      229,840,000
Schering Plough Corp. ............      862,000       53,551,750
                                                  --------------
                                                     340,409,745
                                                  --------------
HOSPITAL SUPPLIES & SERVICES (2.9%)
Abbott Laboratories ..............      926,800       60,763,325
Boston Scientific Corp.* .........    1,547,200       70,977,800
Medtronic, Inc. (a) ..............    2,425,300      126,873,506
United Healthcare Corp. (a)  .....      448,500       22,284,844
                                                  --------------
                                                     280,899,475
                                                  --------------
TOBACCO (5.1%)
Loews Corp. ......................    2,068,500      219,519,562
Philip Morris Cos., Inc. (a)  ....    5,967,100      270,384,219
                                                  --------------
                                                     489,903,781
                                                  --------------
 TOTAL CONSUMER NONCYCLICALS (11.6%)               1,111,213,001
                                                  --------------
CREDIT SENSITIVE
BANKS (3.7%)
Chase Manhattan Corp. ............    1,762,868      193,034,046
First Union Corp. ................    2,010,000      103,012,500
NationsBank Corp. ................      965,000       58,684,062
                                                  --------------
                                                     354,730,608
                                                  --------------
FINANCIAL SERVICES (7.2%)
American Express Co. (a) .........    2,850,400      254,398,200
Fleet Financial Group, Inc.  .....      192,100       14,395,494
Household International, Inc.  ...      180,800       23,063,300
MBNA Corp. (a) ...................    9,762,525      266,638,964
Morgan Stanley, Dean Witter,
 Discover & Co. ..................    1,113,166       65,815,940
PMI Group, Inc. ..................      823,700       59,563,806
                                                  --------------
                                                     683,875,704
                                                  --------------
INSURANCE (11.2%)
Allstate Corp. ...................    1,346,647      122,376,546
American International Group,
 Inc. ............................    3,510,075      381,720,656
Hartford Financial Services
 Group, Inc. .....................      808,600       75,654,638
Progressive Corp. ................      599,900       71,913,012
Travelers Group, Inc. (a) ........    7,853,498      423,107,178
                                                 ---------------
                                                   1,074,772,030
                                                 ---------------
MORTGAGE RELATED (0.3%)
Federal National Mortgage
 Association .....................      543,000       30,984,938
                                                 ---------------
REAL ESTATE (1.7%)
CBL & Associates
 Properties, Inc. ................    1,007,200       24,865,250
Macerich Co. .....................      717,500       20,448,750
Manufactured Home Communities,
 Inc. ............................       33,000          891,000
Regency Realty Corp. .............      128,700        3,563,381
Simon Debartolo Group, Inc.  .....    1,443,000       47,168,063
Spieker Properties, Inc. .........    1,373,400       58,884,525
Summit Properties, Inc. ..........      464,100        9,804,112
                                                 ---------------
                                                     165,625,081
                                                 ---------------
UTILITY--TELEPHONE (3.2%)
AT&T Corp. .......................      500,000       30,625,000
BellSouth Corp. ..................       10,824          609,527

                                       27

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

================================================================
                                       NUMBER          VALUE
                                     OF SHARES       (NOTE 1)
----------------------------------------------------------------
Telecomunicacoes Brasileiras
 S.A.--Telebras (ADR) ............      422,300   $   49,171,556
Teleport Communications Group,
 Inc. (Class A)*++ (a) ...........    4,011,000      220,103,625
                                                  --------------
                                                     300,509,708
                                                  --------------
 TOTAL CREDIT SENSITIVE (27.3%)                    2,610,498,069
                                                  --------------
ENERGY
OIL--DOMESTIC (0.3%)
Union Pacific Resources
 Group, Inc. .....................    1,211,677       29,383,167
                                                  --------------
OIL--SUPPLIES & CONSTRUCTION (4.7%)
BJ Services Co.* (a) .............    1,171,800       84,296,363
Baker Hughes, Inc. ...............      830,000       36,208,750
Dresser Industries, Inc. .........    1,507,300       63,212,394
Halliburton Co. ..................    2,428,700      126,140,606
Nabors Industries, Inc.* .........      729,500       22,933,656
Rowan Cos., Inc.* ................      200,000        6,100,000
Santa Fe International Corp. (a)        286,900       11,673,244
Schlumberger Ltd. ................      109,100        8,782,550
Transocean Offshore, Inc. ........    1,400,000       67,462,500
Western Atlas, Inc.* .............      338,800       25,071,200
                                                  --------------
                                                     451,881,263
                                                  --------------
RAILROADS (1.3%)
Canadian Pacific Ltd. ............    2,673,300       72,847,425
Union Pacific Corp. ..............      728,371       45,477,664
                                                  --------------
                                                     118,325,089
                                                  --------------
 TOTAL ENERGY (6.3%) .............                   599,589,519
                                                  --------------
TECHNOLOGY
ELECTRONICS (12.8%)
Altera Corp.* (a) ................      300,000        9,937,500
Applied Magnetics Corp.* .........      225,000        2,503,125
Cisco Systems, Inc.* (a) .........    8,986,500      500,997,375
EMC Corp.* (a) ...................    1,300,000       35,668,750
Intel Corp. (a) ..................    1,750,000      122,937,500
National Semiconductor Corp.*  ...    1,450,000       37,609,375
Network Associates, Inc.* (a)  ...    1,550,000       81,956,250
Solectron Corp.* (a) .............      600,000       24,937,500
Sterling Commerce, Inc.* (a)  ....    2,033,582       78,165,808
Teradyne, Inc.* (a) ..............      450,000       14,400,000
Texas Instruments, Inc. (a)  .....    2,640,000      118,800,000
3Com Corp.* (a) ..................    5,610,900      196,030,819
                                                  --------------
                                                   1,223,944,002
                                                  --------------
OFFICE EQUIPMENT (2.6%)
Ceridian Corp.*++ ................    3,815,000      174,774,688
Sterling Software, Inc.* .........      586,200       24,034,200
Xerox Corp. (a) ..................      659,500       48,679,344
                                                  --------------
                                                     247,488,232
                                                  --------------

OFFICE EQUIPMENT SERVICES (0.6%)
First Data Corp. (a) .............    1,400,000       40,950,000
Fore Systems, Inc.* ..............      101,400        1,546,350
Oracle Corp.* (a) ................      650,150       14,506,472
                                                  --------------
                                                      57,002,822
                                                  --------------
TELECOMMUNICATIONS (10.3%)
ADC Telecommunications,
 Inc.* (a) .......................      750,000       31,312,500
AirTouch Communications, Inc.* ...      894,600       37,181,812
Ascend Communications,
 Inc.* (a) .......................      250,000        6,125,000
Cabletron Systems, Inc.* .........      550,000   $    8,250,000
DSC Communications Corp.* (a) ....    5,866,100      140,786,400
Lucent Technologies, Inc. (a)  ...      300,000       23,962,500
MCI Communications Corp. (a)  ....    3,567,300      152,725,031
Mannesmann AG (ADR) ..............      143,700       72,505,272
Nokia Corp. (ADR) ................      200,000       14,000,000
TCI Ventures Group* (a) ..........    2,998,710       83,776,461
Tellabs, Inc.* ...................      585,000       30,931,875
WorldCom, Inc.* (a) ..............   12,706,004      384,356,621
                                                  --------------
                                                     985,913,472
                                                  --------------
 TOTAL TECHNOLOGY (26.3%) ........                 2,514,348,528
                                                  --------------
DIVERSIFIED
MISCELLANEOUS (1.0%)
Anixter International, Inc.*  ....      633,734       10,456,611
Tyco International Ltd. ..........    1,873,336       84,417,203
                                                  --------------
 TOTAL DIVERSIFIED (1.0%) ........                    94,873,814
                                                  --------------
TOTAL COMMON STOCKS (93.5%)
 (Cost $6,267,252,116)............                 8,937,624,987
                                                  --------------
PREFERRED STOCKS:
BUSINESS SERVICES (0.1%)
ENVIRONMENTAL CONTROL
Republic Industries, Inc.
 6.5% Exch. Conv. ................      470,400       11,054,400
                                                  --------------
TECHNOLOGY (0.5%)
TELECOMMUNICATIONS
WorldCom, Inc.
 8.0% Conv. ......................      487,000       51,074,125
                                                  --------------
TOTAL PREFERRED STOCKS (0.6%)
 (Cost $46,139,690) ..............                    62,128,525
                                                  --------------

                                     Principal
                                       Amount
                                       ------
SHORT-TERM DEBT SECURITIES:
CERTIFICATES OF DEPOSIT (0.3%)
Deutsche Bank
 5.75%, due 01/20/98 .............  $25,000,000       24,997,471
                                                   -------------
COMMERCIAL PAPER
Associates Corp. of
 North America
 6.75%, due 01/02/98 .............   40,000,000       39,992,500
Bank One Columbus
 6.5%, due 01/02/98 ..............   12,000,000       11,997,833
Bank of New York
 5.8%, due 01/30/98 ..............   25,000,000       24,883,195
Coca Cola Co.
 6.5%, due 01/02/98 ..............   20,000,000       19,996,388
CXC, Inc.
 6.75%, due 01/02/98 .............   50,000,000       49,990,625
Edison Asset Securitization
 5.84%, due 02/12/98 .............    4,000,000        3,972,929
Florida Power Corp.
 6.4%, due 01/02/98 ..............   20,000,000       19,996,444
International Lease
 Finance Corp.
 6.68%, due 01/02/98 .............      700,000          699,870
Koch Industries
 6.75%, due 01/02/98 .............   70,000,000       69,986,908
Province of Quebec
 5.68%, due 01/12/98 .............   20,000,000       19,965,290
                                                   -------------
 TOTAL COMMERCIAL PAPER (2.7%)                       261,481,982
                                                   -------------

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

==============================================================
                                   PRINCIPAL        VALUE
                                    AMOUNT         (NOTE 1)
--------------------------------------------------------------
TIME DEPOSITS
Bank of Montreal
 4.875%, due 01/02/98..........  $287,200,000   $  287,200,000
Harris Trust & Savings Bank
 6.5%, due 01/02/98............    15,000,000       15,000,000
                                                --------------
 TOTAL TIME DEPOSITS (3.2%)  ..                    302,200,000
                                                --------------
U.S. GOVERNMENT AGENCIES (1.4%)
Federal Home Loan
 Mortgage Corp.
 6.0%, due 01/02/98............   137,000,000      136,977,167
                                                --------------
TOTAL SHORT-TERM DEBT SECURITIES (7.6%)
 (Amortized Cost
 $725,656,620).................                    725,656,620
                                                --------------
TOTAL INVESTMENTS (101.7%)
 (Cost/Amortized Cost $7,039,048,426)            9,725,410,132
                                                --------------

                                 NUMBER OF
                               CONTRACTS(b)
                               ------------
CALL OPTIONS WRITTEN*(c):
ADC Telecommunications, Inc.
 January @ $37.0625 .........     2,500      (1,295,000)
Altera Corp.
 February @ $34.00...........     3,000        (681,000)
American Express Co.:
 January @ $78.25 ...........     3,000      (3,426,000)
 January @ $78.375 ..........     2,000      (2,272,000)
 January @ $79.00 ...........     2,500      (2,600,000)
 January @ $80.25 ...........     2,000      (1,956,000)
 February @ $85.875 .........     2,000      (1,084,000)
 February @ $86.75 ..........     3,000      (1,668,000)
 February @ $87.00 ..........     1,500        (810,000)
 February @ $88.50 ..........     2,000        (780,000)
 February @ $88.875 .........     2,500        (880,000)
 February @ $90.50 ..........     2,500        (830,000)
 February @ $90.75 ..........     2,000        (606,000)
Ascend Communications, Inc.
 January @ $33.75............     2,500         (15,000)
BJ Services Co.:
 January @ $73.50 ...........     2,000        (466,000)
 February @ $69.00 ..........     2,000      (1,444,000)
 March @ $66.22 .............       500        (451,500)
 March @ $67.61 .............     1,100        (517,000)
Cendant Corp.:
 January @ $30.50 ...........     1,500        (611,085)
 January @ $31.50 ...........     5,000      (1,625,000)
 February @ $32.375 .........     5,000      (1,515,000)
 February @ $32.42 ..........     3,000        (931,800)
 February @ $33.125 .........     3,000        (763,320)
 March @ $32.625 ............     7,500      (2,348,000)
Cisco Systems, Inc.:
 February @ $53.125 .........     3,000      (1,617,000)
 February @ $53.75 ..........     7,500      (4,072,500)
 February @ $89.25...........     4,500        (765,000)
DSC Communications Corp.:
 January @ $20.00 ...........     3,000      (1,212,000)
 January @ $24.00 ...........     2,500         (37,500)
 January @ $26.625...........     2,500         (15,000)
EMC Corp.
 January @ $29.125...........     2,000        (174,000)

==============================================================
                                NUMBER OF        VALUE
                              CONTRACTS(b)     (NOTE 1)
--------------------------------------------------------------
First Data Corp.:
 January @ $29.375 ..........     3,000     $  (327,000)
 January @ $29.5625 .........     2,500        (300,000)
 February @ $25.50 ..........     3,000      (1,329,000)
 February @ $28.5625 ........     3,000        (510,000)
 March @ $26.75 .............     2,500        (935,000)
Intel Corp.:
 January @ $70.25 ...........     3,000      (1,008,000)
 January @ $74.375 ..........     1,500        (156,000)
 January @ $76.625 ..........     3,000        (135,000)
 January @ $77.00............     2,000         (62,000)
 January @ $78.00 ...........     2,000         (76,000)
 March @ $70.50 .............     1,000        (477,000)
Loral Space & Communications:
 January @ $20.625 ..........     2,000        (268,000)
 January @ $20.75 ...........     3,500        (406,000)
 January @ $21.50 ...........     1,900        (112,100)
 January @ $22.125 ..........     3,000         (30,000)
 March @ $20.875 ............     2,000        (322,000)
Lucent Technologies, Inc.
 February @ $77.25 ..........     3,000      (2,028,300)
MBNA Corp.:
 January @ $26.75 ...........     3,000        (324,000)
 January @ $26.875 ..........     4,500        (495,000)
 January @ $27.125 ..........     3,750        (210,000)
 January @ $29.25 ...........     4,500        (189,000)
 February @ $28.6875 ........     2,500        (170,000)
 February @ $29.00...........     3,000        (321,000)
MCI Communications Corp.:
 January @ $36.4375 .........     2,500      (1,670,000)
 January @ $40.75 ...........     2,500        (642,500)
 January @ $41.50............     2,500        (577,500)
Medtronic, Inc.:
 January @ $46.50 ...........     4,000      (2,376,000)
 February @ $49.00 ..........     4,000      (1,936,000)
 February @ $49.25 ..........     5,000      (2,377,200)
 February @ $51.125 .........     3,000        (910,230)
 March @ $50.375 ............     2,500      (1,037,500)
Network Associates, Inc.:
 January @ $49.875 ..........     2,500      (1,287,500)
 February @ $46.00 ..........     2,500      (2,042,500)
 February @ $49.625 .........     2,000      (1,162,000)
 February @ $50.250 .........     3,500      (2,194,500)
 March @ $50.375 ............     3,000      (1,911,000)
 March @ $51.375 ............     2,000      (1,174,000)
Oracle Corp.:
 January @ $35.75 ...........     2,000         (30,000)
 February @ $23.125 .........     4,500        (624,000)
Philip Morris Cos., Inc.:
 January @ $40.9375 .........     2,500      (1,207,500)
 January @ $41.125 ..........     2,000        (843,980)
 January @ $41.25 ...........     2,000        (862,000)
 January @ $41.50 ...........     3,000      (1,371,000)
 January @ $41.625 ..........     2,500        (970,000)
 January @ $41.78 ...........     2,000        (926,000)
 February @ $43.875 .........     3,500        (945,000)
 February @ $44.50 ..........     2,500        (615,000)
 February @ $45.00 ..........     3,000        (603,000)
 February @ $45.25 ..........     3,500        (771,500)
 February @ $45.4275 ........     2,000        (528,000)
 February @ $45.6875.........     2,500        (352,500)

                                       29

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

===========================================================
                                  NUMBER OF       VALUE
                                CONTRACTS(b)     (NOTE 1)
-----------------------------------------------------------
Republic Industries, Inc.:
 January @ $26.9375 ...........     3,000     $       (6,660)
 January @ $27.50 .............     2,500           (137,500)
 January @ $27.5625 ...........     3,000           (159,000)
 January @ $30.875 ............     2,500            (37,500)
 February @ $24.875 ...........     1,500           (186,000)
 February @ $25.00 ............     2,000           (239,940)
 February @ $25.125 ...........     2,000           (249,960)
 February @ $26.5625 ..........     3,500           (273,805)
Santa Fe International Corp.
 February @ $38.00 ............     2,000           (910,000)
Solectron Corp.:
 January @ $33.875 ............     2,500         (1,950,000)
 February @ $29.875 ...........     1,000         (1,201,000)
 February @ $38.00 ............     2,500         (1,347,500)
Sterling Commerce, Inc.:
 January @ $37.375 ............     2,000           (310,000)
 March @ $37.125 ..............     1,300           (436,800)
 March @ $37.875 ..............       700           (206,500)
 March @ $38.1875 .............     3,000           (822,000)
TCI Group (Class A):
 January @ $23.75 .............     2,500         (1,102,500)
 February @ $26.375 ...........     2,000           (424,000)
 February @ $28.625............     2,500           (297,500)
TCI Ventures Group:
 February @ $27.375 ...........     4,500         (1,125,000)
 March @ $28.875 ..............     2,625           (417,375)
 March @ $29.375 ..............       875           (120,750)
Teradyne, Inc.
 February @ $32.875 ...........     2,500           (702,500)
Teleport Communications Group,
 Inc.:
 January @ $46.625 ............     2,000         (1,764,000)
 January @ $48.75 .............       900           (649,800)
 January @ $48.875 ............     2,000         (1,366,000)
 January @ $49.00 .............     2,500         (1,562,500)
 January @ $49.50 .............     2,500         (1,375,000)
 January @ $49.625 ............     1,100           (719,400)
 January @ $49.905 ............     1,300           (731,900)
 January @ $50.3125 ...........     2,500     $   (1,230,000)
 January @ $50.6875 ...........       700           (434,000)
 February @ $48.875 ...........     1,500         (1,072,500)
 February @ $53.00 ............     2,000           (952,000)
 February @ $55.00 ............     6,000         (2,052,000)
 February @ $57.75 ............     1,500           (214,500)
 March @ $55.75 ...............     2,000           (630,000)
Texas Instruments, Inc.:
 January @ $45.50 .............     3,000           (708,000)
 January @ $49.375 ............     2,000            (94,000)
 January @ $100.50 ............     5,000            (65,000)
 January @ $103.25 ............     3,000            (39,000)
 February @ $45.50.............     3,000           (987,000)
Travelers Group, Inc.:
 January @ $53.50 .............     2,500           (760,000)
 January @ $74.25 .............     3,000         (1,416,000)
 February @ $56.50 ............     2,500           (395,000)
 February @ $57.00 ............     2,500           (305,000)
United Healthcare Corp.:
 January @ $52.9375 ...........     1,500            (57,000)
 February @ $46.50 ............     1,500           (799,500)
WorldCom, Inc.:
 January @ $32.875 ............     2,500            (37,500)
 January @ $34.00 .............     4,000           (144,000)
 January @ $34.4375 ...........     3,000            (56,250)
 January @ $36.75..............     2,500            (30,000)
Xerox Corp.:
 February @ $69.625 ...........     3,500         (2,310,000)
 February @ $69.875 ...........     3,000         (1,644,000)
3Com Corp.:
 January @ $32.0625 ...........     2,500           (982,500)
 January @ $34.00 .............     3,000           (750,000)
                                              --------------
TOTAL CALL OPTIONS WRITTEN (-1.2%)
 (Premiums Received $103,560,700)               (118,604,155)
                                              --------------
OTHER ASSETS
 LESS LIABILITIES (-0.5%)  ....                  (46,032,244)
                                              --------------
NET ASSETS (100.0%) ...........               $9,560,773,733
                                              ==============

------------
*      Non-income producing.
++ Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).
(a)    Partially pledged as collateral on outstanding written call options.
(b)    One contract relates to 100 shares.
(c)    Covered call option contracts written in connection with securities held.
       Glossary:
       ADR -- American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

===============================================================
                                      NUMBER          VALUE
                                     OF SHARES      (NOTE 1)
---------------------------------------------------------------
COMMON STOCK AND OTHER
 INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.9%)
Akzo Nobel N.V. ..................     10,000      $ 1,724,163
Bayer AG .........................     40,000        1,484,199
GP Batteries International Ltd.  .    820,000        2,135,950
GP Batteries International
 Ltd.--Warrants* .................     12,500           17,250
Holliday Chemical Holdings PLC ...     30,000          113,388
Indo Gulf Fertilisers & Chemicals
 Corp. Ltd. (GDR)+................    150,000          140,580
Ishihara Sangyo Kaisha Ltd.*  ....    326,000          362,292
Johnson Matthey PLC ..............    225,000        2,015,102
Royal Group Technologies Ltd.* ...     50,000        1,159,375
Sanyo Chemicals Industries Ltd.  .     18,000          104,848
SKW Trostberg AG .................     37,000        1,174,407
                                                   -----------
                                                    10,431,554
                                                   -----------
CHEMICALS--SPECIALTY (0.9%)
SGL Carbon AG+ ...................     78,560       10,044,081
UCAR International, Inc.* ........     40,000        1,597,500
                                                   -----------
                                                    11,641,581
                                                   -----------
METALS & MINING (0.3%)
Great Central Mines Ltd. .........    391,580          420,906
Randgold Resources Ltd. (GDR)*+  .    181,800          954,450
Toho Titanium* ...................    129,000        1,087,565
Westralian Sands Ltd. ............    280,000          656,660
WMC Ltd. .........................    200,000          697,050
                                                   -----------
                                                     3,816,631
                                                   -----------
PAPER (0.4%)
Asia Pacific Resources
 International Ltd. (Class A)*  ..     70,000          131,250
Enso Oy (Series R) ...............    124,000          959,979
Fletcher Challenge Forest ........     17,026           14,137
Grupo Industrial Durango (ADR)*  .     66,000          940,500
Jefferson Smurfit Corp.* .........    300,000          833,155
Mayr-Melnhof Karton AG+ ..........     20,000        1,076,832
Nippon Paper Industries Co.  .....     77,000          302,157
Oji Paper Co. Ltd. ...............     83,000          330,155
                                                   -----------
                                                     4,588,165
                                                   -----------
STEEL (0.2%)
Acerinox SA ......................      2,002          296,588
Broken Hill Proprietary Co. Ltd. .    150,000        1,392,472
Sumitomo Metal Industries ........    730,000          934,355
                                                   -----------
                                                     2,623,415
                                                   -----------
 TOTAL BASIC MATERIALS (2.7%)  ...                  33,101,346
                                                   -----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (1.4%)
B.U.S. Berzelius Umwelt-
 Service AG ......................     87,700        1,170,016
Daiseki Co. Ltd. .................     19,300          199,693
Matsuda Sangyo Co. Ltd. ..........     23,000          138,908
Powerscreen International PLC  ...    640,000        6,425,494
Rentokil Initial PLC .............    542,991        2,364,594
Tomra Systems ASA ................    310,000        6,925,452
                                                   -----------
                                                    17,224,157
                                                   -----------
PRINTING, PUBLISHING &
 BROADCASTING (2.5%)
Carlton Communications PLC  ......    536,300      $ 4,142,129
De La Rue PLC ....................    180,000        1,171,347
Elsevier N.V. ....................    174,000        2,814,687
Flextech PLC* ....................     69,000          597,555
Liberty Media Group (Class A)* ...    154,875        5,614,219
Mirror Group PLC .................    200,000          640,889
Nippon Television Network Corp.  .      5,790        1,699,613
Reader's Digest Association, Inc.
 (Class A) .......................     45,000        1,063,125
Reed International PLC ...........    200,000        2,004,831
Takara Printing Co. ..............      4,000           11,956
Tele-Communications, Inc.
 (Class A)* ......................    116,425        3,252,623
Television Broadcasts Ltd.  ......    265,000          755,775
Tokyo Broadcasting System, Inc. ..    121,000        1,530,178
TVI Televisao Independente*  .....      1,175           11,747
Ver Ned Uitgeversbedr Ver
 Bezit N.V. ......................     20,000          564,200
Viacom, Inc. (Class B)* ..........    109,300        4,529,119
                                                   -----------
                                                    30,403,993

PROFESSIONAL SERVICES (1.3%)
Alvern Norway ASA* ...............    258,529          612,562
Apcoa Parking AG+ ................     19,580        1,436,705
Asatsu, Inc. .....................     56,500          814,102
Brisa-Auto Estradas de
 Portugal SA* ....................     19,500          698,525
Content Beheer N.V.+ .............    150,000        3,698,863
Meitec ...........................    163,000        4,584,863
Shandwick International PLC  .....     30,000           20,336
Unique International NV* .........     82,500        1,757,700
WPP Group PLC ....................    600,000        2,672,013
                                                   -----------
                                                    16,295,669
                                                   -----------
TRUCKING, SHIPPING (0.9%)
Brambles Industries Ltd. .........    250,000        4,959,154
Cosco Pacific Ltd. ...............    300,000          243,902
Frontline Ltd.* ..................    950,000        3,833,031
Irish Continental Group Ltd.  ....    140,000        1,713,050
Koninklijke Nedlloyd Groep N.V. ..     11,250          255,222
Yamato Transport Co. Ltd. ........      8,000          107,300
                                                   -----------
                                                    11,111,659
                                                   -----------
 TOTAL BUSINESS SERVICES (6.1%) ..                  75,035,478
                                                   -----------
CAPITAL GOODS
AEROSPACE (0.1%)
Loral Space & Communications* ....     62,000        1,329,125
                                                   -----------
BUILDING & CONSTRUCTION (0.7%)
ABB AG ...........................        800        1,005,135
Bufete Industrial S.A. (ADR)*  ...     19,000          185,250
Daito Trust Construction Co. Ltd.      49,900          304,812
Hitachi Plant Engineering &
 Construction Co. ................     83,000          185,116
Japan Industrial Land Development      50,000          120,713
Kaneshita Construction ...........    120,000          542,633
MacMahon Holdings Ltd. ...........  1,895,200          592,620
Metacorp BHD .....................    335,000          142,113

                                       31

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================
                                      NUMBER          VALUE
                                     OF SHARES      (NOTE 1)
---------------------------------------------------------------
Mitsui Home Co. Ltd. .............      92,000     $   500,632
Nanno Construction Co. Ltd.  .....      53,000          42,652
Nippon Denwa Shisetsu ............      58,000         222,265
Ohmoto Gumi Co. Ltd. .............      61,000         261,813
Oriental Construction Co. ........      41,500         181,299
Pacific Rim Infra Management
 Enterprises Ltd.* ...............     716,500          23,578
Penta-Ocean Construction .........      20,000          28,051
PS Corp. .........................     109,700         416,183
Raito Kogyo Co. Ltd. .............      90,800         393,194
Sacos Corp. ......................       8,600          39,548
Sanyo Engineering & Construction
 Co. .............................      21,000          75,647
Sho Bond Corp. ...................     140,500       2,541,330
Suido Kiko Kaisha ................      38,000          76,306
Toda Corp. .......................      89,000         242,154
Wesco, Inc. ......................      28,720          70,438
                                                   -----------
                                                     8,193,482
                                                   -----------
BUILDING MATERIALS & FOREST
 PRODUCTS (0.8%)
BPB PLC ..........................     540,000       3,017,107
Fujikura Ltd. ....................     335,000       2,218,356
Lafarge SA .......................      25,750       1,689,570
Nichiha Corp. ....................     186,700       1,141,879
Portland Valderrivas SA ..........      11,400       1,025,139
Sumitomo Forestry Co. ............      24,000         116,804
                                                   -----------
                                                     9,208,855
                                                   -----------
ELECTRICAL EQUIPMENT (0.3%)
Alcatel Alsthom ..................      16,000       2,033,729
Mabuchi Motor Co. ................      25,800       1,311,010
Vae Eisenbahnsysteme AG ..........       3,000         263,627
Yaskawa Electric Corp. ...........      27,000          67,254
Zucchini Spa .....................      30,400         218,248
                                                   -----------
                                                     3,893,868
                                                   -----------
MACHINERY (1.8%)
Asahi Diamond Industry
 Co. Ltd. ........................      91,000         396,850
Cie Generale de Geophysique SA
 (ADR)* ..........................     260,000       6,662,500
Construcciones y Auxiliar de
 Ferrocarrites SA ................       9,425         347,676
Danieli & Co. ....................      32,200         221,159
Enshu* ...........................      74,000          92,447
Gildemeister Italiana Spa*  ......      45,725         155,346
IHC Caland N.V. ..................      52,000       2,697,902
Ishikawajima Harima Heavy
 Industries Co. Ltd. .............     239,000         357,195
Kalmar Industries AB+ ............      60,000         967,267
Kawasaki Heavy Industries Ltd.  ..     277,000         428,848
Keyence Corp. ....................         800         118,337
Mitsubishi Heavy Industries Ltd. .     450,000       1,876,221
Namura Shipbuilding ..............      56,000         126,614
Nireco ...........................      24,000          88,293
Nitta Corp. ......................     100,700       1,018,770
Nitto Kohki Co. Ltd. .............      83,500         908,756
Rauma Oy .........................      41,600         648,694
Siebe PLC ........................      80,000       1,570,999
SMC Corp. ........................      29,500       2,600,115
Sodick Co.* ......................     369,000       1,057,720
Thai Engine Manufacturing Public
 Co. Ltd. ........................      87,000     $   144,548
                                                   -----------
                                                    22,486,257
                                                   -----------
 TOTAL CAPITAL GOODS (3.7%)  .....                  45,111,587
                                                   -----------
CONSUMER CYCLICALS
AIRLINES (2.7%)
Air Canada* ......................      90,000         928,679
British Airways PLC ..............     150,000       1,380,376
Continental Airlines, Inc.
 (Class B)* ......................     169,000       8,133,125
Delta Air Lines, Inc. ............      46,500       5,533,500
KLM ..............................      80,000       2,959,091
Lufthansa AG .....................     207,500       3,898,663
Northwest Airlines Corp.
 (Class A)* ......................      42,300       2,025,112
Singapore Airlines Ltd. ..........     206,000       1,347,606
UAL Corp.* .......................      28,200       2,608,500
US Airways Group, Inc.* ..........      28,000       1,750,000
Virgin Express Holdings PLC
 (ADR)* ..........................     110,000       2,282,500
                                                   -----------
                                                    32,847,152
                                                   -----------
APPAREL, TEXTILE (0.2%)
Carli Gry International A/S  .....      30,000       1,685,664
Giordano International Ltd.*  ....      36,000          12,427
King Co. .........................      55,000          52,692
Morishita Co. Ltd. ...............       5,000          13,413
PT Great River International  ....   3,150,000         257,727
                                                   -----------
                                                     2,021,923
                                                   -----------
AUTO RELATED (1.5%)
Asahi Glass Co. Ltd. .............      48,000         228,090
Autoliv, Inc. ....................      35,000       1,146,250
Bridgestone Metalpha Corp.  ......       6,000          22,303
FCC Co. Ltd. .....................      13,000         137,498
Gerresheimer Glas AG .............      12,000         168,098
LucasVarity PLC ..................     700,000       2,473,173
Michelin (CGDE), (Class B)  ......      45,000       2,265,515
Minebea Co. Ltd. .................     214,000       2,296,225
NGK Spark Plug Co. ...............     132,000         748,649
Republic Industries, Inc.*  ......     367,000       8,555,687
Toyoda Gosei .....................      11,000          39,793
                                                   -----------
                                                    18,081,281
                                                   -----------
AUTOS & TRUCKS (0.4%)
AutoZone, Inc.* ..................     161,700       4,689,300
Honda Motor Co. Ltd. .............       6,000         220,272
Isuzu Motors Ltd. ................      74,000         115,133
Seat Spa* ........................      40,000          15,602
                                                   -----------
                                                     5,040,307
                                                   -----------
FOOD SERVICES, LODGING (1.9%)
AAPC Ltd. ........................   1,500,000         615,619
Accor SA .........................      25,000       4,648,168
Compass Group PLC ................     540,000       6,646,509
International Fast Food Corp.*  ..       8,000           3,360
ITT Corp.* .......................      80,400       6,663,150
Jurys Hotel Group PLC ............     300,000       1,557,965
QPQ Corp.--Warrants* .............      32,700             128

                                       32

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================
                                      NUMBER          VALUE
                                     OF SHARES      (NOTE 1)
---------------------------------------------------------------
Restaurant Brands NZ Ltd.*+  .....     220,100    $    217,262
Sanyo Pax Co. Ltd. ...............      50,000         433,033
Scandic Hotels AB*+ ..............       1,100          26,877
Selecta Group* ...................      11,200       1,503,047
Thistle Hotels PLC ...............     249,200         649,403
                                                  ------------
                                                    22,964,521
                                                  ------------
HOUSEHOLD FURNITURE, APPLIANCES (0.4%)
Hunter Douglas N.V. ..............      60,000       2,100,954
Industrie Natuzzi Spa (ADR)  .....     120,000       2,475,000
Moulinex* ........................      20,527         507,164
Sanyo Electric Co. Ltd. ..........     162,000         422,150
                                                  ------------
                                                     5,505,268
                                                  ------------
LEISURE RELATED (5.1%)
Canal Plus .......................      15,000       2,788,901
Capcom Co. Ltd. ..................       9,200          94,486
Carnival Corp. (Class A) .........       5,500         304,562
Cendant Corp.* ...................   1,058,100      36,372,187
Cinar Films, Inc. (Class B)*  ....      45,000       1,749,375
EMI Group PLC ....................     200,000       1,669,597
H.I.S. Company Ltd. ..............       7,700         133,964
Hoyts Cinemas Group+ .............   1,370,000       2,409,709
Imagineer Co. Ltd. ...............      40,400         315,831
KTM Motorradholding AG* ..........      17,780         898,044
Ladbroke Group PLC ...............     550,000       2,386,078
Mars Engineering Corp. ...........      30,600         168,860
NAMCO Ltd. .......................      19,200         557,716
Nelvana Limited*+ ................     130,000       2,500,962
Nintendo Co. Ltd. ................      13,800       1,353,823
Nippon Broadcasting System  ......      60,000       2,372,868
Rank Group PLC ...................     100,000         557,080
Tag Heuer International SA (ADR)*      143,200       1,181,400
Toei Co. Ltd. ....................      80,000         291,244
Tourism Holdings Ltd. ............     600,000         411,100
@Entertainment, Inc.* ............     404,700       4,502,287
                                                  ------------
                                                    63,020,074
                                                  ------------
PHOTO & OPTICAL (0.3%)
Luxottica Group (ADR) ............      20,000       1,250,000
Noritsu Koki Co. Ltd. ............     114,600       2,828,220
                                                  ------------
                                                     4,078,220
                                                  ------------
RETAIL--GENERAL (3.4%)
Aldeasa, SA* .....................      76,568       1,623,332
BAA PLC ..........................     100,000         818,366
Carpetright PLC ..................      20,000         151,184
Centros Comerciales Pryca SA  ....      30,000         446,997
Dixons Group PLC .................     450,000       4,518,265
Doshisha Co. .....................      37,000         181,491
Eiden Sakakiya Co. Ltd. ..........      75,000         278,789
Gucci Group N.V. .................       5,000         209,375
Homac Corp. ......................      33,300         168,191
Home Centers Ltd.* ...............     142,800       1,570,800
Home Depot, Inc. .................     155,600       9,160,950
Home Wide Corp. ..................      18,000          60,011
House of Fraser PLC ..............     550,000       1,816,673
Isetan Co. .......................     214,000         893,888
Japan Airport Terminal Co. Ltd. ..     183,800       1,155,133
Kokuyo Co. Ltd. ..................      29,000         500,096
Limited, Inc. ....................     321,300       8,193,150
MFI Furniture Group PLC ..........     100,000         198,018
Paris Miki, Inc. .................     101,900    $  1,093,390
Sato Corp. .......................     120,200       2,045,173
Smith (W.H.) Group PLC ...........     300,000       1,917,736
Sriwani Holdings BHD .............     680,000         180,075
S.T. Dupont* .....................      70,614         924,547
Swank International Manufacturing
 Co.* ............................   1,000,000         108,401
Thorn PLC ........................     428,570       1,112,748
Vendex International N.V. ........      14,400         794,693
Warehouse Group Ltd. .............     390,000       1,041,685
Xebio Co. ........................      15,200         121,157
                                                  ------------
                                                    41,284,314
                                                  ------------
 TOTAL CONSUMER CYCLICALS (15.9%)                  194,843,060
                                                  ------------
CONSUMER NONCYCLICALS
BEVERAGES (1.1%)
Bass PLC .........................      72,800       1,129,929
Diageo PLC .......................     700,000       6,436,002
Hartwall Oy AB ...................       9,000         742,990
Lion Nathan Ltd. .................      31,500          70,601
Louis Dreyfus Citrus .............      71,500       2,185,927
Panamerican Beverages, Inc.  .....      60,000       1,957,500
Quilmes Industrial Quins (ADR) ...      80,000       1,095,000
                                                  ------------
                                                    13,617,949
                                                  ------------
DRUGS (5.3%)
Astra AB (A Shares) ..............      90,000       1,558,584
Hafslund ASA (B Shares) ..........      80,000         381,272
Merck & Co., Inc. ................     122,100      12,973,125
Novartis AG ......................       1,358       2,203,670
Novartis AG (ADR) ................      20,000       1,624,900
Novo-Nordisk A/S (B Shares)  .....      35,000       5,005,911
Orion-Yhtymae Oy (B Shares)  .....     182,000       4,807,969
Pfizer, Inc. .....................      75,000       5,592,187
Roche Holdings AG Genusscheine  ..         450       4,469,189
Rohto Pharmaceutical Co. Ltd.  ...       4,000          25,752
Sankyo Co. Ltd. ..................     123,000       2,780,993
Santen Pharmaceutical Co. Ltd.  ..     312,000       3,586,894
Schering Plough Corp. ............      51,000       3,168,375
Smith & Nephew PLC ...............     275,000         813,436
Smithkline Beecham PLC ...........     400,000       4,095,114
Taisho Pharmaceutical Co. ........      44,000       1,122,974
Yamanouchi Pharmaceutical Co.
 Ltd. ............................     215,000       4,613,911
Zeneca Group PLC .................     180,000       6,321,135
                                                  ------------
                                                    65,145,391
                                                  ------------
FOODS (0.8%)
Avonmore Waterford Group PLC  ....     130,500         479,042
Fyffes PLC .......................   3,400,000       5,079,392
Karlshamns AB*+ ..................      20,000         312,346
Nestle SA ........................       1,000       1,498,802
Nutricia Verenigde Bedrijven
 N.V.+ ...........................      25,000         758,267
Oie Sangyo Co. Ltd. ..............       4,000          16,555
Shriram Industrial Enterprises
 Ltd. (GDR)*+ ....................     165,000         330,000
Viscofan Envoltura ...............      60,000       1,506,400
                                                  ------------
                                                     9,980,804
                                                  ------------

                                       33

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================
                                      NUMBER          VALUE
                                     OF SHARES      (NOTE 1)
---------------------------------------------------------------
HOSPITAL SUPPLIES & SERVICES (1.5%)
Australian Hospital Care Ltd.  ...     636,000    $    849,359
Boston Scientific Corp.* .........      92,300       4,234,262
Cochlear Ltd. ....................      20,000          65,145
Coloplast A/S B ..................       1,200          92,821
EDAP TMS SA (ADR)* ...............     365,000       2,555,000
Medtronic, Inc. ..................     176,500       9,233,156
NIC Corp. ........................       9,000          48,975
Nichii Gakkan Co.* ...............      15,000         517,340
Quest Medical, Inc.* .............     164,543       1,146,659
Scandinavian Mobility
 International A/S ...............      10,000          91,945
                                                  ------------
                                                    18,834,662
                                                  ------------
RETAIL--FOOD (0.8%)
Daimon Co. Ltd. ..................      27,800          55,398
Etablissements Economiques du
 Casino Guichard-Perrachon SA ....      13,590         756,443
Familymart Co. ...................      62,100       2,227,461
Kesko ............................      60,000         948,825
Loblaw Companies Ltd. ............      40,000         724,754
McBride PLC ......................     350,000       1,018,027
Santa Isabel S.A. (ADR) ..........      32,000         560,000
Seven-Eleven Japan Co. Ltd.  .....      49,000       3,470,090
                                                  ------------
                                                     9,760,998
                                                  ------------
TOBACCO (3.7%)
Imperial Tobacco Group PLC  ......     341,000       2,146,205
Japan Tobacco, Inc. ..............         150       1,064,572
Loews Corp. ......................     120,800      12,819,900
Philip Morris Cos., Inc. .........     429,200      19,448,125
RJ Reynolds BHD ..................     210,000         342,846
Seita ............................      66,000       2,368,697
Swedish Match AB .................   1,100,000       3,671,331
Tabacalera SA--A .................      40,000       3,242,534
                                                  ------------
                                                    45,104,210
                                                  ------------
 TOTAL CONSUMER NONCYCLICALS (13.2%)               162,444,014
                                                  ------------
CREDIT SENSITIVE
BANKS (4.2%)
Akita Bank .......................      82,000         320,521
AMMB Holdings BHD ................      30,000          19,668
Asahi Bank Ltd. ..................     140,000         568,691
Banco Latinoamericano de
 Exportaciones S.A. (E Shares) ...      60,000       2,482,500
Bank of Tokyo-Mitsubishi Ltd.  ...     250,000       3,448,937
Barclays Bank ....................      80,000       2,127,093
BHW Holding AG* ..................      25,000         409,961
BPI-SGPS SA* .....................      24,000         583,537
Chase Manhattan Corp. ............     126,488      13,850,436
Dai-Ichi Kangyo Bank .............     326,000       1,923,893
Erste Bank Der Oesterreichischen
 Sparkassen AG* ..................      37,400       1,863,856
First Union Corp. ................     116,000       5,945,000
Forenings Sparbanken AB
 (A Shares) ......................      32,000         727,465
Grupo Financiero Banamex Accival
 (B Shares)* .....................     150,000         448,511
Grupo Financiero Banorte (Class
 B)* .............................     178,750         311,815
Grupo Financiero Banorte--Rights
 (Class B)* ......................     178,750    $          0
HSBC Holdings PLC (H.K.$) ........      60,000       1,478,900
Mitsubishi Trust & Banking Corp.       100,000       1,004,024
NationsBank Corp. ................      57,000       3,466,312
Nordbanken Holding AB*+ ..........     309,000       1,747,390
Overseas-Chinese Bank ............      44,000         256,438
Shizuoka Bank Ltd. ...............      70,000         751,102
Skandinaviska Enskilda Banken
 (Series A) ......................     126,830       1,605,362
Standard Chartered PLC ...........     150,000       1,602,222
Sumitomo Bank Ltd. ...............     291,000       3,323,165
Suncorp-Metway Ltd.* .............      30,444          76,356
Toho Bank ........................     119,000         474,267
Union Bank of Norway .............       8,600         306,236
United Overseas Bank Ltd. ........     160,000         889,682
                                                  ------------
                                                    52,013,340
                                                  ------------
FINANCIAL SERVICES (4.9%)
American Express Co. .............     103,600       9,246,300
Americredit Corp.* ...............     206,700       5,723,006
Amvescap PLC .....................     270,000       2,320,510
CIT Group, Inc.* .................     110,700       3,570,075
CMIC Finance & Securities Public
 Co. Ltd. ........................     724,700               0
Credit Saison Co. ................     215,550       5,319,571
Dexia France .....................      10,000       1,158,096
Fleet Financial Group, Inc.  .....      53,700       4,024,144
Hong Leong Finance Ltd. ..........     160,000         172,227
JCG Holdings .....................     142,000          60,930
MBNA Corp. .......................     578,100      15,789,356
Morgan Stanley, Dean Witter,
 Discover & Co. ..................      71,800       4,245,175
Newcourt Credit Group, Inc.*  ....      84,000       2,803,500
Nichiei Co. Ltd. .................       9,700       1,033,378
Promise Co. Ltd. .................          10             555
PT Bunas Finance Indonesia  ......     800,000          47,273
Sanyo Shinpan Finance Co. Ltd.  ..      21,700         959,640
Takefuji Corp. ...................      81,800       3,755,371
                                                  ------------
                                                    60,229,107
                                                  ------------
INSURANCE (6.0%)
Acceptance Insurance Cos., Inc.* .      80,100       1,937,419
Aegon N.V. .......................      40,000       3,560,772
American International
 Group, Inc. .....................     144,375      15,700,781
ASR Verzekeringsgroep N.V.  ......      90,000       4,895,815
Corporacion Mapfre Cia Inter SA  .     140,000       3,712,504
Fairfax Financial Holdings Ltd.*         4,000         895,449
Fortis Amev N.V. .................      82,381       3,591,587
ING Groep N.V. ...................      90,000       3,790,595
Irish Life PLC ...................     175,000         999,406
Koa Fire & Marine ................      37,000         138,954
Mediolanum Spa+ ..................      15,000         282,363
Norwich Union PLC* ...............     250,000       1,602,222
Pacific & Orient BHD .............     220,000         100,681
Progressive Corp. ................      19,500       2,337,562
QBE Insurance Group Ltd. .........      15,651          70,424
Skandia Forsakrings AB ...........      30,000       1,415,005

                                       34

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================
                                      NUMBER          VALUE
                                     OF SHARES      (NOTE 1)
---------------------------------------------------------------
Sumitomo Marine & Fire Insurance
 Co. .............................      25,000    $    132,209
Travelers Group, Inc. ............     424,699      22,880,659
20th Century Industries ..........     211,000       5,486,000
                                                  ------------
                                                    73,530,407
                                                  ------------
REAL ESTATE (2.8%)
Arden Realty, Inc. ...............     193,100       5,937,825
Castellum AB* ....................     340,000       3,382,914
Cheung Kong Holdings .............     126,000         825,203
Chubu Sekiwa Real Estate Ltd.  ...      16,000          83,878
City Developments Ltd. ...........     115,000         533,452
Daibiru Corp. ....................      46,000         336,693
Entertainment Properties Trust  ..     136,000       2,635,000
JP Realty, Inc. ..................      87,300       2,264,344
Macerich Co. .....................     151,700       4,323,450
MEPC PLC .........................     210,000       1,753,077
Mitsubishi Estate Co. ............      61,000         663,882
Pernas International Hotels
 Holdings BHD ....................     640,000         177,709
Prentiss Properties Trust ........      85,000       2,374,687
Sap Holdings BHD .................      66,000          24,605
Singapore Land Ltd. ..............     300,000         660,125
Sino Land Co. ....................   1,850,000       1,116,112
Spieker Properties, Inc. .........      82,700       3,545,762
Sumitomo Realty & Development Co.
 Ltd. ............................     364,000       2,092,355
Sun Communities, Inc. ............      41,000       1,473,437
                                                  ------------
                                                    34,204,510
                                                  ------------
UTILITY--ELECTRIC (3.2%)
British Energy PLC ...............   1,350,000       9,384,090
Cia Paranaense de Energia-Copel
 (ADR) ...........................     356,000       4,872,750
Electricidade de Portugal SA*  ...     127,005       2,404,849
Energy Group PLC .................      50,000         552,150
Enersis S.A. (ADR) ...............      45,000       1,305,000
EVN AG ...........................       8,394       1,103,118
Gas Y Electridad SA (Series 2)  ..       5,000         361,011
Hidroelectrica del Cantabrico  ...      45,000       1,973,088
Iberdrola SA .....................     270,000       3,553,331
Korea Electric Power (ADR)  ......      90,000         905,625
National Grid Group PLC ..........   1,000,000       4,749,150
National Power PLC ...............     420,000       4,141,127
Veba AG ..........................      50,000       3,404,764
                                                  ------------
                                                    38,710,053
                                                  ------------
UTILITY--GAS (0.3%)
General de Aguas d'Barcelona  ....      89,900       3,705,756
                                                  ------------
UTILITY--TELEPHONE (2.5%)
AT&T Corp. .......................      32,000       1,960,000
Electric Lightwave, Inc.* ........     205,000       3,049,375
Empresas Telex-Chile S.A. (ADR)  .      70,000         275,625
Hellenic Telecommunication
 Organization SA .................      52,546       1,076,596
Koninklijke PTT Nederland NV+ ....      30,000       1,251,695
Magyar Tavkozlesi Rt (ADR)*  .....     218,000       5,668,000
Portugal Telecom SA ..............      31,680       1,469,966
PT Indonesian Satellite (ADR)  ...      40,000         772,500
Telecom Italia Spa ...............      40,000         255,512
Telefonica de Espana .............     100,000       2,855,267
Telephone & Data Systems, Inc.  ..      56,700    $  2,640,094
Teleport Communications Group,
 Inc. (Class A)* .................     126,000       6,914,250
Videsh Sanchar Nigam Ltd. (GDR)*       148,000       1,912,900
                                                  ------------
                                                    30,101,780
                                                  ------------
 TOTAL CREDIT SENSITIVE (23.9%)                    292,494,953
                                                  ------------
ENERGY
COAL & GAS PIPELINES (0.4%)
OMV AG ...........................      37,200       5,153,782
                                                  ------------
OIL--DOMESTIC (0.3%)
Union Pacific Resources Group,
 Inc. ............................     149,300       3,620,525
                                                  ------------
OIL--INTERNATIONAL (0.8%)
Canadian Occidental ..............       8,000         181,000
Elf Aquitaine ....................      25,000       2,907,701
Orogen Minerals Ltd. .............     310,000         605,847
Renaissance Energy Ltd.* .........      80,000       1,650,985
Repsol SA ........................      65,000       2,773,220
Southern Pacific Petroleum*  .....     850,000       1,522,762
                                                  ------------
                                                     9,641,515
                                                  ------------
OIL--SUPPLIES & CONSTRUCTION (5.6%)
Baker Hughes, Inc. ...............      50,000       2,181,250
BJ Services Co.* .................      64,000       4,604,000
Bouygues Offshore SA (ADR)  ......     117,000       2,544,750
Canadian Fracmaster Ltd.
 Installment Receipt*+ ...........     571,500       4,797,649
Coflexip (ADR) ...................      65,000       3,607,500
Dresser Industries, Inc. .........     220,100       9,230,444
Fugro N.V.* ......................      80,000       2,438,291
Halliburton Co. ..................     167,400       8,694,337
Nabors Industries, Inc.* .........     320,600      10,078,862
Noble Drilling Corp.* ............     179,000       5,481,875
Rowan Cos., Inc.* ................      94,000       2,867,000
Santa Fe International Corp.  ....      84,500       3,438,094
Schlumberger Ltd. ................      36,400       2,930,200
Transocean Offshore, Inc. ........     112,000       5,397,000
Tubos de Acero de Mexico SA
 (ADR)* ..........................     10,000          216,250
                                                  ------------
                                                    68,507,502
                                                  ------------
 TOTAL ENERGY (7.1%) .............                  86,923,324
                                                  ------------
TECHNOLOGY
ELECTRONICS (6.4%)
Austria Mikro System
 International ...................      4,000          202,668
Cisco Systems, Inc.* .............    559,950       31,217,213
EMC Corp.* .......................     60,000        1,646,250
Enplas Corp. .....................     56,000          755,394
Fujimi, Inc. .....................     26,300        1,118,720
Hoya Corp. .......................     76,000        2,388,197
Micronics Japan Co. Ltd. .........     68,000        1,172,638
Navia ASA* .......................     80,000          281,621
Network Associates, Inc.* ........    116,000        6,133,500
Nikon Corp. ......................    138,000        1,364,399
Rohm Co. Ltd. ....................     25,000        2,548,381
Sankyo Engineering Co. ...........      1,000            3,066
Sanmina Corp.* ...................     44,000        2,981,000
SCI Systems, Inc.* ...............      3,400          148,113

                                       35

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================
                                      NUMBER          VALUE
                                     OF SHARES      (NOTE 1)
---------------------------------------------------------------
Solectron Corp.* .................      57,200   $    2,377,375
Sterling Commerce, Inc.* .........     252,660        9,711,619
TDK Corp. ........................      59,000        4,449,588
Teradyne, Inc.* ..................      44,000        1,408,000
Tokyo Cathode Laboratory Co.* ....      28,600          282,767
Tokyo Electron ...................      10,000          320,368
TOWA Corp. .......................      18,600          386,327
Yamaichi Electronics Co. Ltd.  ...      27,000          434,566
Yokogawa Electric Corp. ..........     353,000        2,180,632
3Com Corp.* ......................     127,700        4,461,519
                                                 --------------
                                                     77,973,921
                                                 --------------
OFFICE EQUIPMENT (2.7%)
Canon, Inc. ......................      38,000          885,380
Ceridian Corp.* ..................     342,700       15,699,944
Ricoh Elemex Corp. ...............      30,000          218,433
Sterling Software, Inc.* .........     383,600       15,727,600
                                                 --------------
                                                     32,531,357
                                                 --------------
OFFICE EQUIPMENT SERVICES (0.7%)
Data Communication System Co. ....      63,000          830,504
Fuji Soft ABC, Inc. ..............      50,910        1,744,148
INES Corp. .......................      59,000          456,716
Misys (Jersey) Ltd.* .............      34,285        1,036,669
Misys PLC ........................     120,000        3,628,416
Nippon System Development ........      44,000          903,775
Turbon International AG ..........      27,500          594,652
                                                 --------------
                                                      9,194,880
                                                 --------------
TELECOMMUNICATIONS (7.2%)
Brooks Fiber Properties, Inc.*  ..     139,500        7,672,500
Corecomm, Inc.* ..................       7,600           76,950
DDI Corp. ........................         384        1,015,367
DSC Communications Corp.* ........      64,000        1,528,000
Energis PLC* .....................     964,000        4,039,571
E.R.G. Limited ...................   2,167,360        1,821,382
Filtronic Comtek PLC .............   1,199,000        8,718,675
MCI Communications Corp. .........     366,000       15,669,375
NetCom Systems AB
 (B Shares)*+ ....................      85,000        1,825,275
Nextel Communications, Inc.
 (Class A)* ......................     207,700        5,400,200
SK Telecom Co. Ltd. (ADR)*  ......     373,437        2,427,339
Tadiran Telecommunications Ltd. ..     130,000        1,803,750
Tele-Communications TCI Ventures
 Group (Class A)* ................     345,175        9,772,767
United States Cellular Corp.*  ...      38,600        1,196,600
Videsh Sanchar Nigam Ltd. (GDR)*+       12,000          167,160
Vodafone Group PLC ...............     700,000        5,049,874
WorldCom, Inc.* ..................     681,404       20,612,471
                                                 --------------
                                                     88,797,256
                                                 --------------
 TOTAL TECHNOLOGY (17.0%) ........                  208,497,414
                                                 --------------
DIVERSIFIED
MISCELLANEOUS (1.4%)
BTR PLC ..........................     170,000          514,026
Cie Generale de Eaux .............      30,000        4,187,090
Corp Financiera Reunida SA*  .....      60,000          320,971
Crean (James) PLC--Units .........     495,000        1,007,128
Hanson PLC .......................      62,500          278,977
Indonesia Fund, Inc.* ............      20,000           92,500
International UNP Holdings*  .....     450,000   $       37,777
International UNP
 Holdings--Warrants* .............     225,000                0
Lippo China Resources Ltd.  ......   2,000,000          294,232
Mitsubishi Corp. .................      42,000          331,558
Sime Darby BHD ...................     800,000          769,251
Swire Pacific Ltd. (Class A)  ....     140,000          767,841
Taiwan Fund, Inc. ................      15,000          247,500
Tomkins PLC ......................     300,000        1,434,605
Tyco International Ltd. ..........     154,984        6,983,966
                                                 --------------
 TOTAL DIVERSIFIED (1.4%) ........                   17,267,422
                                                 --------------
TOTAL COMMON STOCKS AND OTHER
 INVESTMENTS (91.0%)
 (Cost $973,440,400) .............                1,115,718,598
                                                 --------------
PREFERRED STOCKS:
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.1%)
Republic Industries, Inc.
 6.5% Exch. Conv. ................      50,000        1,175,000
                                                 --------------
PRINTING, PUBLISHING &
 BROADCASTING (0.1%)
ProSieben Media AG* ..............      25,000        1,146,502
                                                 --------------
 TOTAL BUSINESS SERVICES (0.2%) ..                    2,321,502
                                                 --------------
CONSUMER CYCLICALS
LEISURE RELATED (0.1%)
Village Roadshow Ltd. ............     440,000          904,628
                                                 --------------
RETAIL--GENERAL (0.0%)
Fielmann AG ......................       6,000          130,076
                                                 --------------
 TOTAL CONSUMER CYCLICALS (0.1%)                      1,034,704
                                                 --------------
CONSUMER NONCYCLICALS
CONTAINERS (0.0%)
Dixie Toga SA* ...................     228,000          116,447
                                                 --------------
HOSPITAL SUPPLIES & SERVICES (0.1%)
Fresenius AG .....................       3,100          563,495
                                                 --------------
 TOTAL CONSUMER NONCYCLICALS (0.1%)                     679,942
                                                 --------------
TECHNOLOGY
TELECOMMUNICATIONS (0.4%)
Nokia Oyj (A Shares) .............      44,000        3,123,859
WorldCom, Inc.
 8.0% Conv. ......................      22,000        2,310,000
                                                 --------------
 TOTAL TECHNOLOGY (0.4%) .........                    5,433,859
                                                 --------------
 TOTAL PREFERRED STOCKS (0.8%)
  (Cost $6,622,322) ..............                    9,470,007
                                                 --------------

                                    PRINCIPAL
                                      AMOUNT
                                      ------
LONG-TERM DEBT SECURITIES:
CONSUMER NONCYCLICALS (0.1%)
FOODS
Burns, Philp & Co. Ltd.
 5.5% Conv., 04/30/04 ............  $2,000,000        1,100,000
                                                 --------------
CREDIT SENSITIVE (0.0%)
BANKS
Grupo Financiero Banorte
 Zero Coupon, 12/05/02 ...........       1,657           20,558
                                                 --------------

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

============================================================
                                  PRINCIPAL        VALUE
                                   AMOUNT        (NOTE 1)
------------------------------------------------------------
TECHNOLOGY (0.1%)
ELECTRONICS
Altera Corp.
 5.75% Conv. Sub. Note,
 06/15/02+ ....................  $ 1,055,000  $    1,447,988
                                              --------------
DIVERSIFIED (0.0%)
MISCELLANEOUS
Brierley Investments Ltd.
 9.0% Conv. Sub. Note,
 06/30/98......................       27,900          18,144
                                              --------------
TOTAL LONG-TERM DEBT SECURITIES (0.2%)
 (Amortized Cost $3,073,944)  .                    2,586,690
                                              --------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (7.7%)
Federal Home Loan Mortgage
 Corp.
 6.0%, due 01/02/98 ...........   93,900,000      93,884,350
                                              --------------
TOTAL SHORT-TERM DEBT SECURITIES (7.7%)
 (Amortized Cost $93,884,350)                     93,884,350
                                              --------------
TOTAL INVESTMENTS (99.7%)
 (Cost/Amortized Cost $1,077,021,016)          1,221,659,645
OTHER ASSETS
 LESS LIABILITIES (0.3%)  .....                    3,727,350
                                              --------------
NET ASSETS (100.0%) ...........               $1,225,386,995
                                              ==============

------------
*     Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1997, these securities amounted to $36,393,721 or 3.0% of net assets.
      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
COMMON STOCKS AND OTHER
 INVESTMENTS:
ARGENTINA (0.1%)
Quilmes Industrial Quins (ADR) ...    15,000      $  205,314
                                                  ----------
AUSTRALIA
AAPC Ltd. ........................   180,000          73,874
Aristocrat Leisure Ltd. ..........    10,000          19,870
Brambles Industries Ltd. .........    60,000       1,190,197
Broken Hill Proprietary Co. Ltd. .    30,000         278,494
Cochlear Ltd. ....................     8,000          26,058
E.R.G. Limited ...................   825,000         693,304
GIO Australia Holdings Ltd.  .....   200,000         511,127
Great Central Mines Ltd. .........    60,000          64,493
Hoyts Cinemas Group + ............   450,000         791,510
National Australia Bank Ltd.  ....     4,900          68,407
News Corp. Ltd. ..................     5,900          32,555
Oil Search Ltd. ..................   360,000         650,563
Orogen Minerals Ltd. (GDR) +  ....    50,000         977,600
QBE Insurance Group Ltd. .........    82,064         369,251
QCT Resources Ltd. ...............   200,000         161,559
Southern Pacific Petroleum*  .....   250,000         447,871
Spectrum Network Systems Ltd.*+ ..   595,338         127,985
Suncorp-Metway Ltd.* .............   297,321         745,704
Westralian Sands Ltd. ............    11,472          26,904
WMC Ltd. .........................    22,000          76,676
                                                  ----------
 TOTAL AUSTRALIA (3.8%) ..........                 7,334,002
                                                  ----------
AUSTRIA
Erste Bank Der Oesterreichischen
 Sparkassen AG* ..................     5,610         279,579
EVN AG............................       800         105,134
KTM Motorradholding AG* ..........    10,000         505,086
OMV AG ...........................     3,000         415,628
VA Technologie AG ................     1,000         151,843
                                                  ----------
 TOTAL AUSTRIA (0.8%) ............                 1,457,270
                                                  ----------
BELGIUM
Electrabel SA.....................       250          57,826
Petrofina SA .....................       110          40,600
Tractebel Investment
 International Capital ...........       350          30,513
Tractebel Investment
 International Capital-Warrants* .        70               0
Virgin Express Holdings PLC
 (ADR)* ..........................    50,000       1,037,500
                                                  ----------
 TOTAL BELGIUM (0.6%) ............                 1,166,439
                                                  ----------
BRAZIL (0.8%)
Cia Paranaense de Energia-Copel
 (ADR) ...........................   115,000       1,574,064
                                                  ----------
CANADA
Canadian Fracmaster Ltd.*+  ......   214,300       1,799,014
Cinar Films, Inc. (Class B)*  ....     8,000         307,000
Fairfax Financial Holdings Ltd.*       1,000         223,862
Leitch Technology Corp.* .........    20,000         601,630
Renaissance Energy Ltd.* .........    25,000         515,933
Rofin-Sinar Technologies, Inc.*  .    40,000         485,000
                                                  ----------
 TOTAL CANADA (2.0%) .............                 3,932,439
                                                  ----------
CHILE
Enersis S.A. (ADR) ...............     1,000      $   29,000
Santa Isabel S.A. (ADR) ..........     8,000         140,000
                                                  ----------
 TOTAL CHILE (0.1%) ..............                   169,000
                                                  ----------
DENMARK
Carli Gry International A/S  .....    15,600         876,545
Coloplast A/S B ..................     6,000         464,105
Novo-Nordisk A/S (B Shares)  .....     5,000         715,130
Scandinavian Mobility
 International A/S ...............     5,000          45,973
                                                  ----------
 TOTAL DENMARK (1.1%) ............                 2,101,753
                                                  ----------
FINLAND
Hartwall Oy AB ...................    12,200       1,007,164
KCI Konecranes International  ....    18,000         594,392
Kesko ............................    20,000         316,275
Nokia Oyj (A Shares) .............     3,000         210,000
Orion-Yhtyma Oy (B Shares)  ......    56,000       1,479,375
Rauma Oy .........................    13,900         216,751
                                                  ----------
 TOTAL FINLAND (2.0%) ............                 3,823,957
                                                  ----------
FRANCE
Accor SA .........................     8,000       1,487,414
Alcatel Alsthom ..................     3,500         444,878
Banque Nationale de Paris ........       700          37,207
Bouygues Offshore SA (ADR)  ......    36,000         783,000
Canal Plus .......................     3,000         557,780
Carrefour ........................       225         117,388
Cie Financiere de Paribas A  .....       750          65,174
Cie Generale de Eaux .............     7,000         976,988
Cie Generale de Geophysique SA
 (ADR)* ..........................    80,000       2,050,000
Cie de St. Gobain ................       250          35,515
Coflexip (ADR) ...................     3,000         166,500
EDAP TMS SA (ADR)* ...............   123,000         861,000
Elf Aquitaine ....................     7,000         814,156
Groupe Danone ....................       500          89,308
Havas ............................       350          25,181
Lafarge SA .......................     6,130         402,216
L'Air Liquide ....................       550          86,085
L'Oreal ..........................       495         193,690
Louis Dreyfus Citrus .............    20,300         620,620
Michelin (CGDE), (Class B)  ......     7,000         352,413
Moulinex* ........................    38,000         938,872
Peugeot SA .......................       250          31,528
Pinault Printemps ................       150          80,028
Schneider SA .....................       800          43,439
Seita ............................    18,000         646,008
Societe Generale .................       550          74,936
S.T. Dupont*+ ....................    34,900         456,944
Suez Lyonnaise des Eaux ..........       400          44,264
                                                  ----------
 TOTAL FRANCE (6.4%) .............                12,482,532
                                                  ----------
GERMANY
Allianz AG .......................     1,500         386,892
Apcoa Parking AG+ ................       800          58,701
Bayer AG .........................     4,500         166,972
B.U.S. Berzelius Umwelt-Service
 AG ..............................    28,000         373,551
Daimler-Benz AG ..................     2,000         141,193

                                       38

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
Deutsche Bank AG .................      3,250     $  227,271
Dresdner Bank AG .................      2,850        129,592
Gerresheimer Glas AG .............     30,000        420,245
Linde AG .........................         50         30,323
Lufthansa AG .....................     54,500      1,023,986
Pfeiffer Vacuum Technology (ADR)*      10,000        280,000
RWE AG ...........................      1,850         99,238
SAP AG ...........................        500        151,616
Schering AG ......................        400         38,578
SGL Carbon AG+ ...................      8,000      1,022,819
Siemens AG .......................      2,500        150,782
SKW Trostberg AG .................      3,000         95,222
Thyssen AG .......................        150         32,019
Turbon International AG ..........      3,000         64,871
Veba AG ..........................      5,150        350,691
Viag AG ..........................        150         82,131
                                                  ----------
 TOTAL GERMANY (2.8%) ............                 5,326,693
                                                  ----------
GREECE
A.G. Petzetakis SA* ..............    200,000      1,077,237
Hellenic Telecommunication
 Organization SA .................     15,120        309,788
                                                  ----------
 TOTAL GREECE (0.7%) .............                 1,387,025
                                                  ----------
HONG KONG
Aeon Credit Service (Asia) Co.
 Ltd. ............................    924,000        202,710
Cheung Kong Holdings .............     50,000        327,462
Cosco Pacific Ltd. ...............     80,000         65,041
Giordano International Ltd.*  ....    200,000         69,041
Hang Seng Bank ...................      5,000         48,232
HSBC Holdings PLC (H.K. $)  ......     14,000        345,077
Hutchison Whampoa ................     12,000         75,261
JCG Holdings .....................    250,000        107,272
Swire Pacific Ltd. (Class A) .....     40,000        219,383
Television Broadcasts Ltd.  ......     86,000        245,270
                                                  ----------
 TOTAL HONG KONG (0.9%) ..........                 1,704,749
                                                  ----------
HUNGARY (0.9%)
Magyar Tavkozlesi Rt (ADR)*  .....     70,000      1,820,000
                                                  ----------
INDIA
Videsh Sanchar Nigam Ltd. (GDR)*       45,000        581,625
Videsh Sanchar Nigam Ltd. (GDR)*+       2,000         27,860
                                                  ----------
 TOTAL INDIA (0.3%) ..............                   609,485
                                                  ----------
INDONESIA
Gulf Indonesia Resources Ltd.*  ..     51,200      1,126,400
PT Bunas Finance Indonesia  ......    200,000         11,818
PT Citatah .......................    377,500         49,761
PT Great River International  ....  1,367,000        111,845
PT Indosat (ADR) .................     12,000        231,750
                                                  ----------
 TOTAL INDONESIA (0.8%) ..........                 1,531,574
                                                  ----------
IRELAND
Avonmore Waterford Group PLC  ....    464,000      1,703,261
Crean (James) PLC--Units .........     60,000        122,076
Fyffes PLC .......................    900,000      1,344,545
Irish Life PLC ...................    200,000      1,136,049
Irish Continental Group PLC ......     20,000        244,721
                                                  ----------
 TOTAL IRELAND (2.3%) ............                 4,550,652
                                                  ----------
ISRAEL (0.1%)
Home Centers Ltd.* ...............     15,400     $  169,400
                                                  ----------
ITALY
Assicurazioni Generali ...........      5,500        135,090
Banca Commerciale Italiana  ......     10,000         34,765
Danieli & Co. ....................     24,800        170,334
Esaote Biomedica Spa .............     64,000        169,497
Fiat Spa .........................     22,000         63,985
Gildemeister Italiana Spa*  ......     42,875        145,664
Industrie Natuzzi Spa (ADR)  .....     20,000        412,500
Istituto Mobiliare Italiano  .....      2,500         29,678
Istituto Naz Delle Assicurazioni       22,500         45,598
Mediaset Spa .....................    140,000        687,733
Mediolanum Spa + .................      4,000         75,297
Parmalat Finanziaria Spa .........    300,000        429,056
Telecom Italia Spa ...............      2,775         17,726
Zucchini Spa .....................     70,000        502,544
                                                  ----------
 TOTAL ITALY (1.5%) ..............                 2,919,467
                                                  ----------
JAPAN
Aiful Corp.* .....................     13,800        936,041
Akita Bank .......................     23,000         89,902
Asahi Bank Ltd. ..................     32,000        129,987
Asahi Diamond Industry Co. Ltd.  .     24,000        104,664
Asahi Glass Co. Ltd. .............     10,000         47,519
Asatsu, Inc. .....................     17,200        247,833
Bank of Tokyo-Mitsubishi Ltd.  ...     70,000        965,702
Bridgestone Corp. ................      4,000         86,760
Bridgestone Metalpha Corp.  ......      9,000         33,455
Canon, Inc. ......................     13,000        302,893
Capcom Co. Ltd. ..................      2,600         26,702
Credit Saison Co. ................     63,000      1,554,781
Daibiru Corp. ....................     14,000        102,472
Dai-Ichi Kangyo Bank .............     86,000        507,530
Dai Nippon Printing Co. Ltd.  ....      3,000         56,333
Daiseki Co. Ltd. .................      6,400         66,220
Daito Trust Construction Co.
 Ltd..............................     22,000        134,386
Daiwa House Industry Co. Ltd. ....      2,000         10,577
Data Communication System Co. ....     21,000        276,835
DDI Corp. ........................        115        304,081
Denso Corp. ......................      4,000         72,044
Doshisha Co. .....................      1,000          4,905
Eiden Sakakiya Co. Ltd. ..........     18,000         66,909
Enplas Corp. .....................     19,000        256,294
Enshu* ...........................     34,000         42,476
Familymart Co. ...................     19,000        681,510
Fanuc Ltd.........................        900         34,075
Fuji Bank Ltd. ...................     11,000         44,514
Fuji Soft ABC, Inc. ..............     16,400        561,855
Fujikura Ltd. ....................    104,000        688,684
Fujimi, Inc. .....................      8,600        365,817
H.I.S. Company Ltd. ..............      1,100         19,138
Hitachi Ltd. .....................     16,000        114,045
Hitachi Plant Engineering &
 Construction Co. ................     18,000         40,146
Homac Corp. ......................      7,000         35,355
Home Wide Corp. ..................     15,000         50,010
Honda Motor Co. Ltd...............      5,000        183,560
Hoya Corp. .......................     24,000        754,167
Imagineer Co. Ltd. ...............     13,000        101,629

                                       39

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
Industrial Bank of Japan .........     9,000      $   64,150
INES Corp. .......................    20,000         154,819
Isetan Co. .......................    63,000         263,154
Ishihara Sangyo Kaisha Ltd.*  ....    62,000          68,902
Ishikawajima Harima Heavy
 Industries Co. Ltd. .............    62,000          92,661
Ito Yokado Co. Ltd. ..............     2,000         101,935
Japan Airport Terminal Co. Ltd. ..    53,000         333,091
Japan Industrial Land Development     13,000          31,385
Japan Tobacco, Inc. ..............        45         319,372
Kaneshita Construction ...........    12,000          54,263
Kawasaki Heavy Industries Ltd.  ..    96,000         148,626
Kawasaki Steel Corp...............    10,000          13,642
Keyence Corp. ....................       200          29,584
Kikuchi Co. Ltd.* ................    10,000          30,274
King Co. .........................    38,000          36,405
Kirin Brewery Co. ................     4,000          29,124
Koa Fire & Marine ................    10,000          37,555
Kokuyo Co. Ltd. ..................    13,000         224,181
Komatsu Ltd. .....................     4,000          20,080
Kubota Corp. .....................     6,000          15,819
Mabuchi Motor Co. ................     8,600         437,003
Matsuda Sangyo Co. Ltd. ..........     8,000          48,316
Meitec ...........................    51,000       1,434,528
Micronics Japan Co. Ltd. .........    18,000         310,404
Minebea Co. ......................    70,000         751,102
Misawa Ceramic Corp. .............    16,000          39,241
Mitsubishi Corp. .................    14,000         110,519
Mitsubishi Estate Co. ............    10,000         108,833
Mitsubishi Heavy Industries Ltd. .   110,000         458,632
Mitsubishi Materials Corp.  ......     6,000           9,657
Mitsubishi Trust & Banking Corp.      31,000         311,247
Mitsui & Co. .....................     6,000          35,501
Mitsui Home Co. Ltd. .............    24,000         130,600
NAMCO Ltd. .......................     5,200         151,048
Namura Shipbuilding ..............    14,000          31,654
Nanno Construction Co. Ltd.  .....    15,000          12,071
NGK Spark Plug Co. ...............    40,000         226,863
NIC Corp. ........................    42,000         228,550
Nichiei Co. Ltd. .................     3,900         415,482
Nichiha Corp. ....................    54,400         332,717
Nichii Gakkan Co.* ...............    14,000         482,851
Nikon Corp. ......................    45,000         444,913
Nintendo Co. Ltd..................     4,000         392,412
Nippon Broadcasting System  ......    18,000         711,861
Nippon Denwa Shisetsu ............    22,000          84,307
Nippon Paper Industries Co.  .....    20,000          78,482
Nippon Steel Corp. ...............    27,000          39,939
Nippon System Development ........    12,000         246,484
Nippon Television Network Corp.  .     1,800         528,377
Nireco ...........................    13,000          47,825
Nitta Corp. ......................    31,000         313,623
Nitto Kohki Co. Ltd. .............    25,200         274,259
Nomura Securities Co. ............     8,000         106,687
Noritsu Koki Co. Ltd. ............    34,600         853,895
Ohmoto Gumi Co. Ltd. .............    10,000          42,920
Oie Sangyo Co. Ltd. ..............    13,000          53,803
Oji Paper Co. Ltd. ...............    14,000          55,689
Oriental Construction Co. ........     9,000          39,318
Paris Miki, Inc. .................    31,000      $  332,631
PS Corp. .........................    18,900          71,703
Raito Kogyo Co. Ltd. .............    40,000         173,213
Ricoh Elemex Corp. ...............     9,000          65,530
Rohm Co. Ltd. ....................     8,000         815,482
Sankyo Co. Ltd. ..................    38,000         859,168
Santen Pharmaceutical Co. Ltd.  ..    88,000       1,011,688
Sanyo Chemicals Industries Ltd. ..     9,000          52,424
Sanyo Electric Co. Ltd. ..........    44,000         114,658
Sanyo Engineering & Construction
 Co. .............................    22,000          79,249
Sanyo Pax Co. Ltd. ...............    24,000         207,856
Sanyo Shinpan Finance Co. Ltd.  ..     6,200         274,183
Sato Corp. .......................    38,500         655,068
Sekisui House Ltd. ...............     3,000          19,291
Seven-Eleven Japan Co. Ltd.  .....    14,200       1,005,618
Shimizu Corp. ....................     3,000           6,944
Shizuoka Bank Ltd. ...............    23,000         246,791
Sho Bond Corp. ...................    42,500         768,730
Sodick Co.* ......................   100,000         286,645
Sony Corp. .......................     1,000          88,906
SMC Corp. ........................     9,100         802,069
Suido Kiko Kaisha ................     8,000          16,064
Sumitomo Bank Ltd. ...............    90,000       1,027,783
Sumitomo Forestry Co. ............    10,000          48,668
Sumitomo Metal Industries ........   212,000         271,347
Sumitomo Realty & Development Co.
 Ltd. ............................   109,000         626,557
Taisei Corp. .....................     4,000           6,561
Taisho Pharmaceutical Co. ........    20,000         510,443
Takara Printing Co. ..............    12,000          35,869
Takefuji Corp. ...................    26,060       1,196,393
Takihyo Co. Ltd. .................    14,000          61,161
TDK Corp. ........................    18,000       1,357,501
Toda Corp. .......................    14,000          38,092
Toei Co. Ltd. ....................    26,000          94,654
Toho Bank ........................    40,000         159,418
Toho Titanium* ...................    38,000         320,368
Tokio Marine & Fire Insurance Co.      6,000          68,059
Tokyo Broadcasting System, Inc. ..    35,000         442,614
Tokyo Cathode Laboratory Co.* ....    19,700         194,773
Tokyo Electric Power Co. .........     7,000         127,687
Tokyo Electron ...................     1,000          32,037
Toso Co. Ltd. ....................    18,000          82,085
TOWA Corp. .......................     5,300         110,082
Toyoda Gosei .....................    20,000          72,351
Wesco, Inc. ......................     6,200          15,206
Xebio Co. Ltd. ...................     3,200          25,507
Yamaichi Electronics Co. Ltd. ....    22,000         354,091
Yamanouchi Pharmaceutical Co.
 Ltd. ............................    68,000       1,459,283
Yamato Transport Co. Ltd..........     6,000          80,475
Yaskawa Electric Corp. ...........    10,000          24,909
Yokogawa Electric Corp. ..........    96,000         593,033
                                                 -----------
 TOTAL JAPAN (20.6%) .............                39,943,359
                                                 -----------
MALAYSIA
AMMB Holdings BHD ................    50,000          32,781
Arab Malaysian Finance BHD  ......   140,000          28,076
Guinness Anchor BHD ..............    30,000          37,023
Hong Leong Bank BHD ..............   140,000          92,146

                                       40

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
IOI Corp. BHD ....................   100,000      $    32,395
Kim Hin Industry BHD .............    12,000            2,113
Kumpulan Guthrie BHD .............    33,000           21,211
Lingkaran Trans Kota Holdings
 BHD* ............................   130,000           82,890
Magnum Corp. BHD .................    74,000           44,520
Malayan Banking BHD ..............    24,000           69,726
Mancon BHD .......................    76,666           27,793
Metacorp BHD .....................   120,000           50,906
Pacific & Orient BHD .............    80,000           36,611
Pernas International Hotels
 Holdings BHD ....................   462,000          128,284
Resorts World BHD ................    20,000           33,680
RJ Reynolds BHD ..................    70,000          114,282
Sap Holdings BHD..................    36,000           13,421
Sime Darby BHD ...................   150,000          144,234
Sriwani Holdings BHD .............   180,000           47,667
Star Publications BHD ............    25,000           28,538
Talam Corp. BHD ..................   315,000           74,508
Tanjong PLC ......................   100,000          165,831
UMW Holdings BHD .................   150,000          113,768
                                                  -----------
 TOTAL MALAYSIA (0.7%) ...........                  1,422,404
                                                  -----------
MEXICO
Bufete Industrial S.A.* ..........    10,000           97,500
Elamex S.A. de C.V.* .............    32,600          244,500
Grupo Electra S.A. de C.V.  ......   500,000          882,134
Grupo Financiero Banamex Accival
 (B Shares)* .....................    50,000          149,504
Grupo Industrial Saltillo SA
 (B Shares).......................   236,000          898,908
Industrias CH S.A. (B Shares)*  ..   120,000          714,640
Kimberly-Clark de Mexico S.A. de
 C.V. ............................    30,000          710,757
Panamerican Beverages, Inc.  .....    10,000          326,250
Sanluis Corporacion S.A. de
 C.V.*............................    28,000          227,543
                                                  -----------
 TOTAL MEXICO (2.2%) .............                  4,251,736
                                                  -----------
NETHERLANDS
ABN Amro Holding N.V. ............     5,824          113,455
Aegon N.V. .......................     8,000          712,154
Akzo Nobel N.V. ..................     3,000          517,249
ASR Verzekeringsgroep N.V.  ......    21,400        1,164,116
Content Beheer N.V. + ............    30,000          739,773
Elsevier N.V. ....................    16,955          274,270
Fortis Amev N.V. .................    10,000          435,973
Fugro N.V.* ......................    30,000          914,359
Gucci Group N.V. .................     2,000           83,750
Heineken N.V. ....................       233           40,564
Hunter Douglas N.V. ..............     6,000          210,095
IHC Caland N.V. ..................     4,000          207,531
ING Groep N.V. ...................    28,000        1,179,296
KLM ..............................     1,700           62,881
Koninklijke Nedlloyd Groep N.V.+ .     2,250           51,044
Kon. PTT Nederland + .............     8,000          333,785
Nutricia Verenigde Bedrijven
 N.V.+ ...........................    19,000          576,283
Royal Dutch Petroleum ............     9,948          546,057
Unilever N.V. CVA ................     2,968          182,970
Unique International N.V. ........    30,000          639,164
Vedior N.V. CVA...................    70,000        1,260,079
Vendex International N.V. ........     3,600          198,673
                                                  -----------
 TOTAL NETHERLANDS (5.4%) ........                 10,443,521
                                                  -----------
NEW ZEALAND
Air New Zealand Ltd. (B Shares) ..   109,000      $   218,353
Restaurant Brands NZ Ltd.*+  .....   312,500          308,470
Sky City Ltd. ....................    35,300          119,907
Tourism Holdings Ltd. ............    15,000           10,277
Warehouse Group Ltd. .............   110,000          293,809
                                                  -----------
 TOTAL NEW ZEALAND (0.5%) ........                    950,816
                                                  -----------
NORWAY
Alvern Norway ASA* ...............   120,000          284,329
Choice Hotels Scandinavia ASA*+  .   472,500        1,599,353
Frontline Ltd.* ..................   300,000        1,210,431
Hafslund ASA .....................     5,000           23,830
Navia ASA* .......................    94,000          330,905
Norsk Hydro ASA ..................     1,100           53,542
Tomra Systems ASA ................    58,000        1,295,730
Union Bank of Norway .............    12,000          427,306
                                                  -----------
 TOTAL NORWAY (2.7%) .............                  5,225,426
                                                  -----------
PANAMA (0.4%)
Banco Latinoamericano de
 Exportaciones S.A.
 (E Shares) ......................    20,000          827,500
                                                  -----------
PERU (0.7%)
Telefonica del Peru S.A. (ADR)  ..    54,000        1,258,875
                                                  -----------
POLAND (0.7%)
@Entertainment, Inc.* ............   117,000        1,301,625
                                                  -----------
PORTUGAL
BPI-SGPS SA* .....................    20,000          486,281
Brisa-Auto Estradas de Portugal
 SA* .............................     5,600          200,602
Electricidade de Portugal SA* ....    38,105          721,521
Portugal Telecom SA ..............     8,710          404,148
Telecel Comunicacoes Pessoais SA*     13,290        1,416,011
                                                  -----------
 TOTAL PORTUGAL (1.7%) ...........                  3,228,563
                                                  -----------
SINGAPORE
City Developments Ltd. ...........    50,000          231,936
GP Batteries International Ltd.  .   140,000          364,674
Great Eastern Life Assurance Co. .     7,000           42,046
Keppel Fels Ltd. .................    88,000          245,971
Singapore Airlines Ltd. ..........    50,000          327,089
Singapore Land Ltd. ..............    93,000          204,639
United Overseas Bank Ltd. ........    40,000          222,420
                                                  -----------
 TOTAL SINGAPORE (0.8%) ..........                  1,638,775
                                                  -----------
SOUTH KOREA (0.2%)
SK Telecom Co. Ltd. (ADR)*........    65,776          427,544
                                                  -----------
SPAIN
Aldeasa SA* ......................    24,745          524,623
Aguas de Barcelona ...............     6,060          249,798
Banco Bilbao Vizcaya SA ..........     4,881          157,948
Banco de Valencia ................    30,000          648,835
Banco Santander SA ...............     3,468          115,867
Catalana Occidente SA + ..........    15,600          794,591
Catalana Occidente SA ............     5,400          275,051
Construcciones y Auxiliar de
 Ferrocarriles SA ................       500           18,444
Corp Financiera Reunida SA*  .....   100,000          534,952
Corporacion Mapfre Cia Inter SA ..    36,000          954,644

                                       41

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
Endesa SA.........................     4,488      $   79,685
Gas Y Electridad SA (Series 2)  ..    14,000       1,010,830
Hidroelectrica del Cantabrico  ...    10,000         438,464
Iberdrola SA .....................    35,668         469,408
Portland Valderrivas SA ..........     3,800         341,713
Repsol SA ........................     4,392         187,384
Tabacalera SA-A ..................    12,200         988,973
Telefonica de Espana .............    26,528         757,445
                                                  ----------
 TOTAL SPAIN (4.4%) ..............                 8,548,655
                                                  ----------
SWEDEN
Astra AB (A Shares) ..............    20,000         346,352
Castellum AB* ....................    79,000         786,030
Dahl International AB + ..........    32,000         471,542
Ericsson LM (B Shares) ...........     6,400         240,608
Forenings Sparbanken AB
 (A Shares) ......................    10,000         227,333
Kalmar Industries AB + ...........    10,000         161,211
Karlshamns AB*+ ..................    38,000         593,458
NetCom Systems AB (B Shares)*  ...    25,650         550,804
Scandic Hotels AB*+ ..............    73,600       1,798,310
Skandia Forsakrings AB ...........    11,000         518,835
Skandinaviska Enskilda Banken
 (Series A) ......................    95,120       1,203,990
Swedish Match AB .................   254,700         850,080
                                                  ----------
 TOTAL SWEDEN (4.0%) .............                 7,748,553
                                                  ----------
SWITZERLAND
ABB AG ...........................       200         251,284
Ciba Specialty Chemicals AG*  ....     8,600       1,024,581
Credit Suisse Group ..............     1,250         193,427
Nestle SA ........................       300         449,641
Novartis AG ......................       542         879,521
Roche Holding AG Genusscheine ....        80         794,522
Schweizerische
 Rueckversicherungs-Gesellschaft .       120         224,471
Selecta Group* ...................    10,400       1,395,687
Tag Heuer International SA (ADR)*     35,000         288,750
Union Bank of Switzerland ........       120         173,530
                                                  ----------
 TOTAL SWITZERLAND (2.9%) ........                 5,675,414
                                                  ----------
THAILAND
CMIC Finance & Securities Public
 Co. Ltd. ........................    51,000               0
Nation Multimedia Group
 Public Co. Ltd...................   130,000          34,424
Thai Engine Manufacturing
 Public Co. Ltd. .................    70,000         117,757
                                                  ----------
 TOTAL THAILAND (0.1%) ...........                   152,181
                                                  ----------
UNITED KINGDOM
Amvescap PLC .....................    80,000         687,559
Barclays PLC .....................    24,000         638,128
Bass PLC .........................    14,200         220,398
BG PLC ...........................    22,077          99,406
BG PLC 'B'* ......................    25,021          11,924
BOC Group PLC ....................     2,591          42,621
Boots Co. PLC ....................     5,806          83,627
BPB PLC ..........................    70,000         391,106
British Aerospace ................     2,120          60,444
British Airport Authority PLC  ...    30,000         245,510
British Airways PLC...............    38,000         349,695
British Energy PLC ...............   240,000      $1,668,283
British Petroleum Co. PLC ........    29,367         386,071
British Sky Broadcasting Group
 PLC .............................     8,097          60,675
British Telecommunications PLC ...    35,150         276,392
BTR PLC ..........................    21,470          64,918
Cable & Wireless PLC..............    12,409         109,096
Cadbury Schweppes PLC ............     5,961          60,097
Carlton Communications PLC  ......   167,300       1,292,147
Carpetright PLC ..................    50,000         377,960
Commercial Union PLC .............     2,801          39,079
Compass Group PLC ................   170,000       2,092,419
De La Rue PLC ....................    10,000          65,075
Diageo PLC .......................   105,307         968,223
Dixons Group PLC .................   120,000       1,204,871
EMI Group PLC ....................    50,000         417,399
Energis PLC* .....................   275,000       1,152,367
Energy Group PLC .................     4,456          49,208
Filtronic Comtek PLC .............   180,000       1,308,892
Flextech PLC* ....................    46,000         398,370
General Accident PLC..............     2,904          50,346
General Electric Co. PLC .........    13,890          90,047
GKN PLC ..........................     2,089          42,808
Glaxo Wellcome PLC ...............    23,220         549,468
Granada Group PLC ................     3,225          49,287
Great Universal Stores PLC  ......     3,970          50,038
HSBC Holdings PLC ................    10,000         246,824
Hanson PLC .......................     5,571          24,867
Harvey Nichols PLC ...............    70,000         218,559
Holliday Chemical Holdings PLC ...   400,000       1,511,840
House of Fraser PLC ..............   140,000         462,426
Imperial Chemical Industries PLC .     3,109          48,587
Imperial Tobacco Group PLC  ......   125,000         786,732
Jefferson Smurfit Group PLC  .....   200,000         555,437
Johnson Matthey PLC ..............    55,000         492,580
Kingfisher PLC ...................     4,084          56,911
Ladbroke Group PLC ...............   150,000         650,749
Land Securities PLC ..............     3,207          51,120
Legal & General Group PLC.........     7,475          65,349
Lloyds TSB Group PLC .............    34,379         444,617
LucasVarity PLC ..................   160,000         565,297
Marks & Spencer PLC...............    17,109         168,411
McBride PLC ......................    20,000          58,173
MEPC PLC .........................    70,000         584,359
Mirror Group PLC .................    40,000         128,178
Misys (Jersey) Ltd.*..............     3,428         103,652
Misys PLC ........................    12,000         362,842
National Grid Group PLC ..........   260,000       1,234,779
National Power PLC ...............   100,000         985,983
Norwich Union PLC* ...............    80,000         512,711
Peninsular & Oriental Steam
 Navigation Co. ..................     3,314          37,713
Powerscreen International PLC ....    40,000         401,593
Prudential Corp. PLC..............     8,019          96,724
Randgold Resources Ltd. (GDR)*+  .    30,300         159,075
Rank Group PLC ...................    12,574          70,047
Reed International PLC............    60,000         601,449
Rentokil Initial PLC .............   162,900         709,390
Rio Tinto PLC ....................     5,510          67,819
Shandwick International PLC  .....    80,000          54,229

                                       42

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
Smith & Nephew PLC ...............    55,000     $    162,687
Smith (W.H.) Group PLC ...........    60,000          383,547
Smithkline Beecham PLC ...........    90,000          921,401
Tesco PLC ........................    12,625          102,696
Thistle Hotels PLC ...............    94,000          244,959
Thorn PLC ........................   102,857          267,060
Tomkins PLC ......................    25,000          119,550
Unilever PLC......................    19,628          168,047
Vodafone Group PLC................   100,000          721,411
WPP Group PLC ....................    55,000          244,935
Zeneca Group PLC .................    10,336          362,974
                                                 ------------
 TOTAL UNITED KINGDOM (16.4%) ....                 31,872,243
                                                 ------------
TOTAL COMMON STOCKS
 AND OTHER INVESTMENTS (92.4%)
 (Cost $191,125,818)..............                179,183,005
                                                 ------------
PREFERRED STOCKS:
AUSTRALIA (0.2%)
Village Roadshow Ltd. ............   160,000          328,956
                                                 ------------
BRAZIL (0.0%)
Dixie Toga SA ....................    59,000           30,133
                                                 ------------
FINLAND (0.2%)
Nokia Oyj (A Shares)..............     4,000          283,987
                                                 ------------
GERMANY
Fielmann AG ......................     4,000           86,717
Fresenius AG .....................     1,200          218,127
ProSieben Media AG* ..............     7,000          321,021
                                                 ------------
 TOTAL GERMANY (0.3%) ............                    625,865
                                                 ------------
TOTAL PREFERRED STOCKS (0.7%)
 (Cost $1,410,542) ...............                  1,268,941
                                                 ------------

========================================================
                                PRINCIPAL       VALUE
                                 AMOUNT       (NOTE 1)
--------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.3%)
Federal Home Loan Mortgage
 Corp.
 6.0%, due 01/02/98 .........  $2,500,000   $  2,499,583
                                            ------------
TOTAL SHORT-TERM DEBT SECURITIES (1.3%)
 (Amortized Cost
 $2,499,583).................                  2,499,583
                                            ------------
TOTAL INVESTMENTS (94.4%)
 (Cost/Amortized Cost $195,035,943)          182,951,529
OTHER ASSETS
 LESS LIABILITIES (5.6%)  ...                 10,945,647
                                            ------------
NET ASSETS (100.0%) .........               $193,897,176
                                            ============

-----------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Equity Investments

Basic Materials .......    5.1%
Business Services  ....    8.9
Capital Goods .........    8.1
Consumer Cyclicals ....   19.3
Consumer
Non-Cyclicals..........   15.3
Credit Sensitive ......   26.8
Diversified ...........    1.8
Energy ................    5.6
Technology ............    9.1
                         -----
                         100.0%
                         =====

------------
*      Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1997, these securities amounted to $12,924,625 or 6.7% of net assets.
       Glossary:
       ADR--American Depository Receipt
       GDR--Global Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

====================================================================
                                           NUMBER          VALUE
                                         OF SHARES       (NOTE 1)
--------------------------------------------------------------------
COMMON STOCKS AND OTHER
 INVESTMENTS:
BASIC MATERIALS
CHEMICALS--SPECIALTY (4.2%)
Crompton & Knowles Corp.+ ............    5,200,000   $  137,800,000
Cytec Industries, Inc.* ..............    1,275,000       59,845,312
                                                      --------------
                                                         197,645,312
                                                      --------------
METALS & MINING (1.5%)
Newmont Mining Corp. .................    2,300,000       67,562,500
                                                      --------------
STEEL (0.9%)
AK Steel Holding Corp. ...............      419,600        7,421,675
Ispat International NV
 (New York Registered Shares)*  ......    1,500,000       32,437,500
                                                      --------------
                                                          39,859,175
                                                      --------------
 TOTAL BASIC MATERIALS (6.6%)  .......                   305,066,987
                                                      --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (2.4%)
USA Waste Services, Inc.* ............      223,800        8,784,150
U.S. Filter Corp.* ...................    3,491,900      104,538,756
                                                      --------------
                                                         113,322,906
                                                      --------------
PRINTING, PUBLISHING &
 BROADCASTING (3.7%)
Comcast Corp. (Class A) SPL ..........    5,500,000      173,593,750
                                                      --------------
PROFESSIONAL SERVICES (1.6%)
Cambridge Technology Partners, Inc.*        428,900       17,852,962
Corrections Corp. of America*  .......    1,100,000       40,768,750
TeleTech Holdings, Inc.* .............    1,197,600       13,622,721
                                                      --------------
                                                          72,244,433
                                                      --------------
 TOTAL BUSINESS SERVICES (7.7%)  .....                   359,161,089
                                                      --------------
CONSUMER CYCLICALS
AIRLINES (10.1%)
Continental Airlines, Inc.
 (Class B)*+ .........................    4,438,200      213,588,375
Delta Air Lines, Inc. ................    1,500,000      178,500,000
Northwest Airlines Corp.
 (Class A)* ..........................    1,634,500       78,251,687
                                                      --------------
                                                         470,340,062
                                                      --------------
APPAREL, TEXTILE (6.1%)
Jones Apparel Group, Inc.* ...........    2,339,200      100,585,600
Mohawk Industries, Inc.* .............    3,150,000       69,103,125
Tommy Hilfiger Corp.*+ ...............    1,939,500       68,124,937
UNIFI, Inc. ..........................    1,200,000       48,825,000
                                                      --------------
                                                         286,638,662
                                                      --------------
AUTO RELATED (7.6%)
Circuit City Stores, Inc.-CarMax
 Group*+ .............................    6,260,700       56,346,300
Republic Industries, Inc.* ...........   12,700,000      296,068,750
                                                      --------------
                                                         352,415,050
                                                      --------------
AUTOS & TRUCKS (0.7%)
Harley-Davidson, Inc. ................    1,200,000       32,850,000
                                                      --------------
FOOD SERVICES, LODGING (6.4%)
Extended Stay America, Inc.* .........    1,886,100       23,458,369
Florida Panthers Holdings, Inc.*  ....    1,685,300   $   29,071,425
Host Marriott Corp.* .................    2,053,600       40,301,900
ITT Corp.* ...........................    2,300,000      190,612,500
Starbucks Corp.* .....................       95,000        3,645,625
Suburban Lodges of America, Inc.*+ ...      904,000       12,034,500
                                                      --------------
                                                         299,124,319
                                                      --------------
HOUSEHOLD FURNITURE,
 APPLIANCES (1.0%)
Industrie Natuzzi Spa (ADR) ..........    2,240,700       46,214,438
                                                      --------------
LEISURE RELATED (1.8%)
Callaway Golf Company ................    1,254,800       35,840,225
Promus Hotel Corp.* ..................    1,120,000       47,040,000
                                                      --------------
                                                          82,880,225
                                                      --------------
RETAIL--GENERAL (2.9%)
Pep Boys-Manny, Moe & Jack ...........    1,096,600       26,181,325
PETsMART, Inc.* ......................    1,435,200       10,405,200
Proffitt's, Inc.* ....................      400,000       11,375,000
Tiffany & Co. ........................    1,563,300       56,376,506
U.S. Office Products Co.* ............    1,507,000       29,574,875
                                                      --------------
                                                         133,912,906
                                                      --------------
 TOTAL CONSUMER CYCLICALS (36.6%)                      1,704,375,662
                                                      --------------
CONSUMER NONCYCLICALS
DRUGS (6.2%)
Centocor, Inc.*+ .....................    5,036,500      167,463,625
Genzyme Corp. (General Division)* ....    2,375,000       65,906,250
MedImmune, Inc.*+ ....................    1,339,800       57,443,925
                                                      --------------
                                                         290,813,800
                                                      --------------
HOSPITAL SUPPLIES &
 SERVICES (0.7%)
Sun Healthcare Group, Inc.* ..........    1,649,900       31,966,813
                                                      --------------
SOAPS & TOILETRIES (0.9%)
Estee Lauder Companies
 (Class A) ...........................      828,900       42,636,544
                                                      --------------
 TOTAL CONSUMER NONCYCLICALS (7.8%)                      365,417,157
                                                      --------------
CREDIT SENSITIVE
BANKS (0.8%)
GreenPoint Financial Corp. ...........      527,100       38,247,694
                                                      --------------
FINANCIAL SERVICES (4.0%)
Edwards (A.G.), Inc. .................    1,050,000       41,737,500
Green Tree Financial Corp. ...........    1,822,400       47,724,100
Newcourt Credit Group, Inc. ..........    1,000,000       33,375,000
Paine Webber Group, Inc. .............    1,200,000       41,475,000
PMI Group, Inc. ......................      290,000       20,970,625
                                                      --------------
                                                         185,282,225
                                                      --------------
INSURANCE (4.6%)
AFLAC, Inc. ..........................      500,000       25,562,500
CNA Financial Corp.* .................    1,493,700      190,820,175
                                                      --------------
                                                         216,382,675
                                                      --------------
REAL ESTATE (2.1%)
Security Capital Group, Inc.
 (Class B)*+ .........................    1,184,900       38,509,250
Vornado Realty Trust .................    1,310,346       61,504,383
                                                      --------------
                                                         100,013,633
                                                      --------------

                                       44

THE HUDSON RIVER TRUST
ALLIANCE AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

====================================================================
                                           NUMBER          VALUE
                                         OF SHARES       (NOTE 1)
--------------------------------------------------------------------
UTILITY--TELEPHONE (2.9%)
Telephone & Data Systems, Inc.+  .....    2,863,300   $  133,322,406
                                                      --------------
 TOTAL CREDIT SENSITIVE (14.4%)  .  ..                   673,248,633
                                                      --------------
ENERGY
OIL--DOMESTIC (1.7%)
Ultramar Diamond Shamrock Corp. ......    1,090,200       34,750,125
Valero Energy Corp. ..................    1,450,000       45,584,375
                                                      --------------
                                                          80,334,500
                                                      --------------
OIL--SUPPLIES &
 CONSTRUCTION (6.6%)
Diamond Offshore Drilling, Inc.  .....    4,000,000      192,500,000
Rowan Cos., Inc.* ....................    3,700,000      112,850,000
                                                      --------------
                                                         305,350,000
                                                      --------------
RAILROADS (1.7%)
Kansas City Southern Industries,
 Inc..................................    1,600,000       50,800,000
Wisconsin Central Transport Corp.*  ..    1,300,000       30,387,500
                                                      --------------
                                                          81,187,500
                                                      --------------
 TOTAL ENERGY (10.0%) ................                   466,872,000
                                                      --------------
TECHNOLOGY
ELECTRONICS (7.7%)
Altera Corp.* ........................    1,197,500       39,667,188
Atmel Corp.* .........................    1,347,000       25,003,688
KLA-Tencor Corp.* ....................      660,900       25,527,263
Network Associates, Inc.* ............    1,548,100       81,855,787
Parametric Technology Corp.* .........      785,100       37,194,113
Sterling Commerce, Inc.* .............    1,674,800       64,375,125
Teradyne, Inc.* ......................    1,016,100       32,515,200
Xilinx, Inc.* ........................    1,477,200       51,794,325
                                                      --------------
                                                         357,932,689
                                                      --------------
OFFICE EQUIPMENT SERVICES (1.5%)
Comverse Technology, Inc.*+ ..........    1,859,500   $   72,520,500
                                                      --------------
TELECOMMUNICATIONS (3.1%)
ADC Telecommunications, Inc.*  .......      796,700       33,262,225
American Satellite Network--Warrants*        49,450                0
Millicom International Cellular SA* ..    2,378,400       89,487,300
U.S. Cellular Corp.* .................      658,300       20,407,300
                                                      --------------
                                                         143,156,825
                                                      --------------
 TOTAL TECHNOLOGY (12.3%) ............                   573,610,014
                                                      --------------
TOTAL COMMON STOCKS AND OTHER
 INVESTMENTS (95.4%)
 (Cost $4,029,993,201) ...............                 4,447,751,542
                                                      --------------

                                         PRINCIPAL
                                           AMOUNT
                                       -------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.8%)
Federal Home Loan Mortgage Corp.
 6.0%, due 01/02/98 ..................  $37,200,000       37,193,800
                                                      --------------
TOTAL SHORT-TERM DEBT SECURITIES (0.8%)
 (Amortized Cost $37,193,800).........                    37,193,800
                                                      --------------
TOTAL INVESTMENTS (96.2%)
 (Cost/Amortized Cost $4,067,187,001)                  4,484,945,342
OTHER ASSETS
 LESS LIABILITIES (3.8%)..............                   178,311,961
                                                      --------------
NET ASSETS (100.0%) ..................                $4,663,257,303
                                                      ==============

------------
*     Non-income producing.
+ Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).
      Glossary:
      ADR--American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

===========================================================
                                      NUMBER       VALUE
                                    OF SHARES     (NOTE 1)
-----------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS--SPECIALTY (3.7%)
Crompton & Knowles Corp. .........   140,200    $ 3,715,300
Cytec Industries, Inc.* ..........    32,000      1,502,000
                                                -----------
                                                  5,217,300
                                                -----------
METALS & MINING (1.6%)
Century Aluminum Co. .............    18,500        249,750
Gibraltar Steel Corp.* ...........    45,600        900,600
Kaiser Aluminum Corp.* ...........   119,700      1,054,856
                                                -----------
                                                  2,205,206
                                                -----------
STEEL (0.7%)
WHX Corp.* .......................    87,300      1,036,687
                                                -----------
 TOTAL BASIC MATERIALS (6.0%)  ...                8,459,193
                                                -----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (3.5%)
American Disposal Services,
 Inc.*............................    35,400      1,292,100
Philip Services Corp.* ...........    70,200      1,009,125
Superior Services, Inc.* .........    52,900      1,527,487
U.S. Filter Corp.* ...............    34,800      1,041,825
                                                -----------
                                                  4,870,537
                                                -----------
PRINTING, PUBLISHING &
 BROADCASTING (5.7%)
Applied Graphics Technologies,
 Inc.* ...........................    24,800      1,320,600
Mail-Well, Inc.* .................    19,600        793,800
Sinclair Broadcast Group, Inc.*  .    66,600      3,105,225
Westwood One, Inc.* ..............    17,900        664,537
Young Broadcasting Corp.
 (Class A)* ......................    56,600      2,193,250
                                                -----------
                                                  8,077,412
                                                -----------
PROFESSIONAL SERVICES (11.0%)
Carematrix Corp.* ................    77,700      2,233,875
Consolidation Capital Corp.*  ....    52,800      1,072,500
CORESTAFF, Inc.* .................    72,500      1,921,250
Cornell Corrections, Inc.*  ......    56,000      1,162,000
Data Processing Resources Corp.*      73,600      1,876,800
Equity Corp. International*  .....    56,400      1,304,250
Ha-Lo Industries, Inc.* ..........   138,800      3,608,800
Snyder Communications, Inc.*  ....    43,700      1,595,050
TeleTech Holdings, Inc.* .........    61,100        695,013
                                                -----------
                                                 15,469,538
                                                -----------
TRUCKING, SHIPPING (3.0%)
C.H. Robinson Worldwide, Inc.  ...    61,700      1,380,537
Knightsbridge Tankers Ltd.  ......    53,400      1,511,887
OMI Corp.* .......................   150,000      1,378,125
                                                -----------
                                                  4,270,549
                                                -----------
 TOTAL BUSINESS SERVICES (23.2%)                 32,688,036
                                                -----------
CAPITAL GOODS
AEROSPACE (0.9%)
DONCASTERS PLC (ADR)* ............    56,300      1,189,337
                                                -----------
BUILDING MATERIALS & FOREST
 PRODUCTS (2.0%)
Buckeye Technologies, Inc.*  .....    31,500    $ 1,456,875
Hughes Supply, Inc. ..............    40,750      1,423,703
                                                -----------
                                                  2,880,578
                                                -----------
 TOTAL CAPITAL GOODS (2.9%)  .....                4,069,915
                                                -----------
CONSUMER CYCLICALS
AIRLINES (2.9%)
Alaska Air Group, Inc.* ..........    45,200      1,751,500
Atlantic Coast Airlines, Inc.*  ..    75,500      2,397,125
                                                -----------
                                                  4,148,625
                                                -----------
APPAREL, TEXTILE (5.1%)
Mohawk Industries, Inc.* .........   143,300      3,143,644
Nautica Enterprises, Inc.*  ......    80,700      1,876,275
Tommy Hilfiger Corp.* ............    21,200        744,650
Wolverine World Wide, Inc.  ......    61,000      1,380,125
                                                -----------
                                                  7,144,694
                                                -----------
AUTO RELATED (5.8%)
Avis Rent A Car, Inc.* ...........    47,300      1,510,644
Budget Group, Inc. (Class A)*  ...   106,300      3,673,994
Dollar Thrifty Automotive Group,
 Inc.* ...........................    67,500      1,383,750
Federal-Mogul Corp. ..............    38,800      1,571,400
                                                -----------
                                                  8,139,788
                                                -----------
AUTOS & TRUCKS (1.4%)
Cross-Continent Auto Retailers,
 Inc.* ...........................   107,700        901,987
Miller Industries, Inc.* .........   105,700      1,136,275
                                                -----------
                                                  2,038,262
                                                -----------
FOOD SERVICES, LODGING (4.3%)
American General Hospitality
 Corp. ...........................    51,000      1,364,250
Innkeepers USA Trust .............    89,700      1,390,350
Interstate Hotels Co.* ...........    31,500      1,104,469
Prime Hospitality Corp.* .........    62,000      1,263,250
The Cheesecake Factory* ..........    30,100        918,050
                                                -----------
                                                  6,040,369
                                                -----------
HOUSEHOLD FURNITURE,
 APPLIANCES (1.9%)
Furniture Brands
 International, Inc.* ............    82,200      1,685,100
Industrie Natuzzi Spa (ADR)  .....    49,700      1,025,063
                                                -----------
                                                  2,710,163
                                                -----------
LEISURE RELATED (0.4%)
Bally Total Fitness Holding
 Corp.* ..........................    22,500        492,187
                                                -----------
RETAIL--GENERAL (4.0%)
Abercrombie & Fitch Co.
 (Class A)* ......................    44,800      1,400,000
Brylane, Inc.* ...................    29,300      1,443,025
Central Garden & Pet Co.* ........    45,200      1,186,500
Pacific Sunwear of California*  ..    56,350      1,665,847
                                                -----------
                                                  5,695,372
                                                -----------
 TOTAL CONSUMER CYCLICALS (25.8%)                36,409,460
                                                -----------

                                       46

THE HUDSON RIVER TRUST
ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===========================================================
                                      NUMBER       VALUE
                                    OF SHARES     (NOTE 1)
-----------------------------------------------------------
CONSUMER NONCYCLICALS
CONTAINERS (1.8%)
Ivex Packaging Corp.* ............    66,500    $ 1,596,000
Silgan Holdings, Inc.* ...........    29,500        958,750
                                                -----------
                                                  2,554,750
                                                -----------
DRUGS (4.9%)
Creative BioMolecules, Inc.*  ....   124,800        920,400
Geltex Pharmaceuticals, Inc.*  ...    58,200      1,542,300
Inhale Therapeutic Systems*  .....     2,200         57,200
Jones Medical Industries, Inc.  ..    61,000      2,333,250
Medicis Pharmaceutical Corp.
 (Class A)* ......................    19,800      1,012,275
MedImmune, Inc.* .................    24,400      1,046,150
                                                -----------
                                                  6,911,575
                                                -----------
HOSPITAL SUPPLIES & SERVICES (3.1%)
Mid Atlantic Medical Services,
 Inc.* ...........................    74,100        944,775
National Surgery Centers, Inc.*  .    71,850      1,886,063
NovaCare, Inc.* ..................   102,600      1,340,213
Novoste Corp.* ...................     9,500        213,750
                                                -----------
                                                  4,384,801
                                                -----------
RETAIL--FOOD (1.0%)
United Natural Foods, Inc.*  .....    55,500      1,443,000
                                                -----------
 TOTAL CONSUMER NONCYCLICALS (10.8%)             15,294,126
                                                -----------
CREDIT SENSITIVE
BANKS (0.7%)
Friedman, Billings, Ramsey Group,
 Inc.* ...........................    54,400        975,800
                                                -----------
FINANCIAL SERVICES (2.8%)
Affiliated Managers Group, Inc.* .    46,300      1,342,700
FIRSTPLUS Financial Group, Inc.*      41,900      1,607,913
Healthcare Financial Partners,
 Inc.* ...........................    29,200      1,036,600
                                                -----------
                                                  3,987,213
                                                -----------
REAL ESTATE (2.2%)
Glenborough Realty Trust, Inc.  ..    64,400      1,907,850
Macerich Co. .....................    38,900      1,108,650
                                                -----------
                                                  3,016,500
                                                -----------
UTILITY--ELECTRIC (0.2%)
Calpine Corp.* ...................    22,300        331,712
                                                -----------
 TOTAL CREDIT SENSITIVE (5.9%)  ..                8,311,225
                                                -----------
ENERGY
OIL--DOMESTIC (1.2%)
Basin Exploration, Inc.* .........    61,000      1,082,750
Costilla Energy, Inc.* ...........    62,400        678,600
                                                -----------
                                                  1,761,350
                                                -----------
OIL--SUPPLIES & CONSTRUCTION (2.0%)
Oceaneering International, Inc.*      46,900    $   926,275
Parker Drilling Co.* .............   150,800      1,837,875
                                                -----------
                                                  2,764,150
                                                -----------
RAILROADS (0.7%)
Genesee & Wyoming, Inc.
 (Class A)* ......................    45,300      1,058,888
                                                -----------
 TOTAL ENERGY (3.9%) .............                5,584,388
                                                -----------
TECHNOLOGY
ELECTRONICS (5.6%)
Check Point Software Technologies
 Ltd.* ...........................     8,700        354,525
Excite, Inc.* ....................    12,000        360,000
Hadco Corp.* .....................    27,500      1,244,375
Harbinger Corp.* .................    16,600        466,875
Information Management Resources,
 Inc.* ...........................    21,000        787,500
Insight Enterprises, Inc.*  ......     7,200        264,600
Lycos, Inc.* .....................    30,800      1,274,350
MetaCreations Corp.* .............    64,700        719,788
PMC-Sierra, Inc.* ................    47,600      1,475,600
3D Labs, Inc. Ltd.* ..............    38,900        904,425
                                                -----------
                                                  7,852,038
                                                -----------
OFFICE EQUIPMENT (2.7%)
Discreet Logic, Inc.* ............    70,400      1,544,400
Platinum Technology, Inc.*  ......    38,400      1,084,800
Sterling Software, Inc.* .........    29,800      1,221,800
                                                -----------
                                                  3,851,000
                                                -----------
OFFICE EQUIPMENT SERVICES (3.8%)
Comverse Technology, Inc.*  ......    88,600      3,455,400
ENCAD, Inc.* .....................    25,300        695,750
Oak Technology, Inc.* ............   125,800        817,700
Saville Systems Ireland PLC
 (ADR)* ..........................     8,200        340,300
                                                -----------
                                                  5,309,150
                                                -----------
TELECOMMUNICATIONS (6.9%)
ACC Corp.* .......................    59,300      2,994,650
Comnet Cellular, Inc.* ...........     3,200        113,800
ICG Communications, Inc.* ........    81,200      2,212,700
Level One Communications, Inc.*  .    32,700        923,775
MetroNet Communications Corp.
 (Class B)* ......................    51,500        894,812
Millicom International Cellular
 SA* .............................    38,500      1,448,563
Mobile Telecommunication
 Technologies Corp.* .............    51,800      1,139,600
                                                -----------
                                                  9,727,900
                                                -----------
 TOTAL TECHNOLOGY (19.0%) ........               26,740,088
                                                -----------
TOTAL COMMON STOCKS (97.5%)
 (Cost $136,812,737)..............              137,556,431
                                                -----------

THE HUDSON RIVER TRUST
ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

===========================================================
                                 PRINCIPAL        VALUE
                                   AMOUNT        (NOTE 1)
-----------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (11.6%)
Federal Home Loan Mortgage
 Corp.
 6.0%, due 01/02/98 ..........  $16,300,000    $ 16,297,283
                                               ------------
TOTAL SHORT-TERM DEBT SECURITIES (11.6%)
 (Amortized Cost
 $16,297,283).................                   16,297,283
                                               ------------
TOTAL INVESTMENTS (109.1%)
 (Cost/Amortized Cost $153,110,020)             153,853,714
OTHER ASSETS
 LESS LIABILITIES (-9.1%)  ...                  (12,854,262)
                                               ------------
NET ASSETS (100.0%) ..........                 $140,999,452
                                               ============

------------
*     Non-income producing.
      Glossary:
      ADR--American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

============================================================
                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
------------------------------------------------------------
COMMON STOCKS AND OTHER
 INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.2%)
Akzo Nobel N.V. ..................       600      $  103,450
Bayer AG .........................     4,535         168,271
Ciba Specialty Chemicals AG*  ....       900         107,224
Hitachi Chemical Co. Ltd. ........    15,000          89,097
Holliday Chemical Holdings PLC ...    23,700          89,577
Kuraray Co. Ltd. .................    10,000          82,774
Nippon Chemi-Con Corp. ...........     6,000          13,934
Toagosei Co. Ltd. ................    15,000          21,153
                                                  ----------
                                                     675,480
                                                  ----------
CHEMICALS--SPECIALTY (0.1%)
Cytec Industries, Inc.* ..........     4,800         225,300
NGK Insulators ...................    10,000          88,905
                                                  ----------
                                                     314,205
                                                  ----------
METALS & MINING (0.0%)
Bethlehem Steel Corp.* ...........    15,000         129,375
Toho Titanium* ...................     1,000           8,431
                                                  ----------
                                                     137,806
                                                  ----------
PAPER (0.1%)
Jefferson Smurfit Corp.* .........     8,000         113,000
KNP BT (Kon) N.V. ................     6,000         138,190
Nippon Paper Industries Co.  .....     2,000           7,847
Stone Container Corp.* ...........     5,800          60,538
UMP-Kymmene Oy ...................     2,810          56,190
                                                  ----------
                                                     375,765
                                                  ----------
STEEL (0.1%)
Koninklijke Hoogovens N.V.  ......     2,000          81,967
NatSteel Ltd. ....................    25,000          33,898
Pohang Iron & Steel Co. Ltd.
 (ADR) ...........................     2,000          34,875
Rautaruukki Oy ...................     8,095          65,343
Usinor Sacilor ...................     5,280          76,237
                                                  ----------
                                                     292,320
                                                  ----------
 TOTAL BASIC MATERIALS (0.5%)  ...                 1,795,576
                                                  ----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.5%)
USA Waste Services, Inc.* ........    21,500         843,875
Waste Management, Inc. ...........    23,400         643,500
                                                  ----------
                                                   1,487,375
                                                  ----------
PRINTING, PUBLISHING &
 BROADCASTING (1.0%)
Carlton Communications PLC  ......    15,500         119,715
CBS Corp. ........................    17,000         500,438
Liberty Media Group (Class A)* ...    29,020       1,051,975
New Straits Times Press BHD  .....     8,000           9,914
New York Times Co. (Class A)  ....    12,160         804,080
Nippon Television Network Corp.
                                         100          29,354
Reader's Digest Association, Inc.
 (Class A) .......................     5,000         118,125
Television Broadcasts Ltd.  ......     1,000           2,852
Time Warner, Inc. ................     6,200         384,400
Tokyo Broadcasting System, Inc. ..     1,000          12,645
United News & Media PLC ..........    10,812         123,128
                                                  ----------
                                                   3,156,626
                                                  ----------
PROFESSIONAL SERVICES (0.0%)
Asatsu, Inc. .....................       600      $    8,645
Brisa-Auto Estradas de Portugal
 SA* .............................       300          10,747
Meitec............................     1,800          50,630
                                                  ----------
                                                      70,022
                                                  ----------

TRUCKING, SHIPPING (0.3%)
Bergesen Dy AS (A Shares) ........     5,380         126,745
Frontline Ltd.* ..................    20,000          80,695
Knightsbridge Tankers Ltd.  ......     6,800         192,525
OMI Corp.* .......................    49,500         454,780
                                                  ----------
                                                     854,745
                                                  ----------
 TOTAL BUSINESS SERVICES (1.8%)  .                 5,568,768
                                                  ----------
CAPITAL GOODS
AEROSPACE (0.1%)
British Aerospace ................     5,357         152,735
                                                  ----------

BUILDING & CONSTRUCTION (0.2%)
Beazer Group PLC .................    21,000          55,560
Bouygues .........................     1,203         136,321
Daito Trust Construction Co. Ltd.      6,000          36,651
GTM Entrepose ....................     1,116          75,098
Makita Corp. .....................     8,000          76,643
National House Industrial Co.  ...     7,000          48,017
Sho Bond Corp. ...................     1,200          21,705
Societe Technip ..................     1,075         113,421
Toda Corp. .......................    15,000          40,812
                                                  ----------
                                                     604,228
                                                  ----------
BUILDING MATERIALS & FOREST
 PRODUCTS (0.3%)
BPB PLC ..........................    11,300          63,135
Fujikura Ltd. ....................     3,000          19,865
Holderbank Financiere Glaris AG  .       155         126,505
Martin Marietta Materials, Inc.  .    10,200         372,937
Matsushita Electric Works Ltd.  ..    11,000          95,267
Nichiha Corp. ....................     1,600           9,785
Rugby Group PLC ..................    58,160         129,981
                                                  ----------
                                                     817,475
                                                  ----------
ELECTRICAL EQUIPMENT (0.8%)
Daikin Industries Ltd. ...........    14,000          52,792
General Electric Co. .............    28,400       2,083,850
Johnson Electric Holdings Ltd.  ..    28,800          82,880
Legrand SA .......................       425          84,667
Mabuchi Motor Co. ................       200          10,163
Sumitomo Electric Industries  ....     7,000          95,497
                                                  ----------
                                                   2,409,849
                                                  ----------
MACHINERY (1.0%)
Allied Signal, Inc. ..............    18,800         732,025
Coltec Industries, Inc.* .........    11,000         255,063
Cie Generale de Geophysique SA
 (ADR)* ..........................     6,565         168,228
Fujitec Co. Ltd. .................     9,000          49,665
Ishikawajima Harima Heavy
 Industries Co. Ltd. .............    10,000          14,945
KSB AG ...........................       300          65,872
Legris Industries SA..............     1,990          69,105

                                       49

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

============================================================
                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
------------------------------------------------------------
Mitsubishi Heavy Industries Ltd. .     8,000      $   33,355
Nitta Corp. ......................     1,000          10,117
Nitto Kohki Co. Ltd. .............     1,000          10,883
Rauma Oy .........................       139           2,167
Schindler Holding AG
 Participating Certificate .......       102         106,295
Schindler Holding AG Registered ..        50          53,714
Siebe PLC ........................     6,000         117,825
SMC Corp. ........................       300          26,442
Stork N.V. .......................     2,000          69,045
TI Group PLC .....................    14,014         106,856
United Technologies Corp. ........    17,200       1,252,375
Valmet Oy* .......................     3,600          49,665
                                                  ----------
                                                   3,193,642
                                                  ----------
 TOTAL CAPITAL GOODS (2.4%)  .....                 7,177,929
                                                  ----------
CONSUMER CYCLICALS
AIRLINES (0.1%)
Lufthansa AG .....................     2,000          37,577
Singapore Airlines Ltd. ..........     1,000           6,542
Virgin Express Holdings PLC
 (ADR)* ..........................    11,500         238,625
                                                  ----------
                                                     282,744
                                                  ----------
APPAREL, TEXTILES (0.1%)
Cone Mills Corp.* ................    12,000          93,000
Onward Kashiyama Co. Ltd. ........     8,000          92,585
                                                  ----------
                                                     185,585
                                                  ----------
AUTO RELATED (0.3%)
Continential AG ..................     5,500         123,822
Minebea Co. Ltd. .................     2,000          21,460
NGK Spark Plug Co. ...............     6,000          34,030
Republic Industries, Inc.*  ......    25,600         596,800
Sumitomo Rubber Industries, Inc.      13,000          54,899
Toyoda Automatic Loom Works Ltd.       7,000         128,760
                                                  ----------
                                                     959,771
                                                  ----------
AUTOS & TRUCKS (0.3%)
Bajaj Auto Ltd. (GDR) ............       750          14,813
Harley-Davidson, Inc. ............    28,200         771,975
UMW Holdings BHD .................     5,000           3,792
Volkswagen AG ....................       100          55,866
                                                  ----------
                                                     846,446
                                                  ----------
FOOD SERVICES, LODGING (0.4%)
Accor SA .........................       200          37,185
Choice Hotels Scandinavia ASA*+ ..    13,500          45,696
Compass Group PLC ................    16,100         198,164
Host Marriott Corp.* .............    16,200         317,925
ITT Corp.* .......................     6,500         538,688
John Q Hammons Hotels, Inc.
 (Class A)* ......................    14,800         133,200
                                                  ----------
                                                   1,270,858
                                                  ----------
HOUSEHOLD FURNITURE, APPLIANCES (0.6%)
Hunter Douglas N.V. ..............     2,500          87,540
Industrie Natuzzi Spa (ADR)  .....       500          10,313
Moulinex* ........................     2,000          49,414
Pioneer Electric Corp. ...........     6,000          92,432
Sony Corp. .......................     1,500         133,359
Sunbeam Corp. ....................    38,200       1,609,175
                                                  ----------
                                                   1,982,233
                                                  ----------
LEISURE RELATED (0.8%)
Berjaya Sports Toto BHD ..........    16,000      $   40,931
Carnival Corp. (Class A) .........    13,900         769,713
Cendant Corp.* ...................    12,100         415,938
Cyrk, Inc.* ......................     6,000          58,125
Disney (Walt) Co. ................     7,646         757,432
EMI Group PLC ....................     1,000           8,348
Granada Group PLC ................     9,900         151,299
Ladbroke Group PLC ...............    31,084         134,852
NAMCO Ltd. .......................       200           5,810
Nintendo Co. Ltd. ................       400          39,241
Nippon Broadcasting System  ......     1,000          39,548
Toei Co. Ltd. ....................     1,000           3,641
                                                  ----------
                                                   2,424,878
                                                  ----------
PHOTO & OPTICAL (0.0%)
Fuji Photo Film Co. ..............     3,000         114,965
Noritsu Koki Co. Ltd. ............     1,200          29,615
                                                  ----------
                                                     144,580
                                                  ----------
RETAIL--GENERAL (1.4%)
Aldeasa SA* ......................     2,000          42,402
Boots Co. PLC ....................     8,400         120,990
British Airport Authority PLC  ...    17,300         141,577
Dayton Hudson Corp. ..............    19,500       1,316,250
Dickson Concepts International
 Ltd. ............................    18,000          26,249
Fingerhut Companies, Inc. ........     8,000         171,000
Home Depot, Inc. .................    20,800       1,224,600
Kingfisher PLC ...................     8,641         120,414
Kohls Corp.* .....................    13,000         885,625
Kokuyo Co. Ltd. ..................     2,000          34,489
Limited, Inc. ....................     7,000         178,500
Paris Miki, Inc. .................     1,000          10,730
Sato Corp. .......................     1,200          20,418
Smith (W.H.) Group PLC ...........     2,000          12,785
Vendex International N.V. ........     1,200          66,224
                                                  ----------
                                                   4,372,253
                                                  ----------
 TOTAL CONSUMER CYCLICALS (4.0%)                  12,469,348
                                                  ----------
CONSUMER NONCYCLICALS
BEVERAGES (0.6%)
Bass PLC .........................     2,600          40,355
Coca-Cola Co. ....................    22,580       1,504,393
Diageo PLC .......................     6,000          55,166
Scottish & Newcastle PLC .........    11,000         134,759
Whitbread PLC ....................    11,000         161,060
                                                  ----------
                                                   1,895,733
                                                  ----------
CONTAINERS (0.5%)
Owens-Illinois, Inc.* ............     5,000         189,688
Schmalbach Lubeca AG .............       880         146,752
Sealed Air Corp.* ................    20,600       1,272,050
                                                  ----------
                                                   1,608,490
                                                  ----------
DRUGS (1.7%)
Astra AB (A Shares) ..............     3,500          60,612
Centocor, Inc.* ..................    28,795         957,434
Daiichi Pharmaceutical Co.  ......     8,000          90,132
Geltex Pharmaceuticals, Inc.*  ...     3,072          81,408
Merck KGAA .......................     2,100          70,625
Merck & Co., Inc. ................    11,434       1,214,863

                                       50

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

============================================================
                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
------------------------------------------------------------
Novartis AG ......................        180    $   292,092
Orion-Yhtyma Oy (B Shares)  ......      4,500        118,878
Pfizer, Inc. .....................     22,291      1,662,073
Rohto Pharmaceutical Co. Ltd.  ...      2,000         12,876
Sankyo Co. Ltd. ..................      1,000         22,610
Santen Pharmaceutical Co. Ltd.  ..      3,000         34,489
Schering Plough Corp. ............      9,700        602,613
Taisho Pharmaceutical Co. ........      1,000         25,522
Yamanouchi Pharmaceutical Co.
 Ltd. ............................      2,000         42,920
                                                 -----------
                                                   5,289,147
                                                 -----------
FOODS (0.7%)
Campbell Soup Co. ................     17,700      1,028,813
Huhtamaki Oy Series I ............      1,300         53,660
Nestle SA ........................        131        196,343
Orkla ASA ........................        930         79,957
Parmalat Finanziaria Spa .........     59,650         85,311
Rite Aid Corp. ...................      6,000        352,125
Tyson Foods, Inc. ................     27,000        553,500
                                                 -----------
                                                   2,349,709
                                                 -----------
HOSPITAL SUPPLIES & SERVICES (0.7%)
Columbia/HCA Healthcare Corp. ....      7,500        222,188
Medtronic, Inc. ..................     24,812      1,297,978
PT Tempo Scan Pacific ............     23,000          1,777
United Healthcare Corp. ..........     11,000        546,563
                                                 -----------
                                                   2,068,506
                                                 -----------
RETAIL--FOOD (0.2%)
Delhaize-Le Lion SA...............        980         49,726
Familymart Co. ...................      4,100        147,063
Promodes .........................        250        103,722
Santa Isabel S.A. (ADR) ..........      1,000         17,500
Seven-Eleven Japan Co. Ltd.  .....      1,000         70,818
Woolworths Ltd. ..................     61,026        203,945
                                                 -----------
                                                     592,774
                                                 -----------
SOAPS & TOILETRIES (0.8%)
Avon Products, Inc. ..............     15,880        974,635
Gillette Co. .....................     16,305      1,637,633
                                                 -----------
                                                   2,612,268
                                                 -----------
TOBACCO (1.0%)
Imperial Tobacco Group PLC  ......      1,700         10,700
Japan Tobacco, Inc. ..............         21        149,040
Philip Morris Cos., Inc. .........     58,000      2,628,125
Seita ............................      2,600         93,312
Swedish Match AB .................      4,500         15,019
Tabacalera SA--A .................      1,400        113,489
                                                 -----------
                                                   3,009,685
                                                 -----------
 TOTAL CONSUMER NONCYCLICALS (6.2%)               19,426,312
                                                 -----------
CREDIT SENSITIVE
BANKS (1.4%)
Allied Irish Bank ................     26,000        248,113
AMMB Holdings BHD ................      9,000          5,901
BPI-SGPS SA* .....................      1,000         24,314
Banco Bilbao Vizcaya SA ..........      6,000        194,158
Banco Santander SA ...............      2,970         99,227
Bangkok Bank Public Co. Ltd.  ....      2,000          4,984
Bank of Tokyo-Mitsubishi Ltd.  ...      2,000         27,591
Banque Nationale de Paris ........      1,500         79,729
Chase Manhattan Corp. ............     12,800    $ 1,401,600
Cie Bancaire SA ..................          7          1,134
Citicorp .........................      9,200      1,163,225
Credito Italiano Spa .............     48,000        148,016
Dao Heng Bank Group Ltd. .........      3,000          7,491
Den Norske Bank ASA ..............     24,000        113,082
Erste Bank Der Oesterreichischen
 Sparkassen AG* ..................        750         37,377
Forenings Sparbanken AB
 (A Shares) ......................      4,000         90,933
Istituto Mobiliare Italiano  .....      9,400        111,588
Long-Term Credit Bank of Japan ...     22,000         35,240
Philippine Commercial
 International Bank ..............      1,000          2,840
PT Bank Dagang Nasional Indonesia
 Tbk .............................    136,000          8,655
Seventy-Seven Bank Co. Ltd.  .....     11,000         78,406
Shizuoka Bank Ltd. ...............      1,000         10,730
Skandinaviska Enskilda Banken
 (Series A) ......................      4,440         56,200
Societe Generale .................      1,058        144,149
State Bank of India (GDR)+  ......      2,700         49,140
Suncorp-Metway Ltd.* .............     11,149         27,963
Thai Farmers Bank Public
 Co.--Warrants* ..................        375             40
Toho Bank ........................      1,000          3,985
Wing Hang Bank Ltd. ..............     18,000         50,871
Yamaguchi Bank ...................      7,000         85,840
                                                 -----------
                                                   4,312,522
                                                 -----------
FINANCIAL SERVICES (2.2%)
Aiful Corp.* .....................        400         27,132
Associates First Capital Corp.  ..      5,000        355,625
Beneficial Corp. .................      6,250        519,531
Credit Saison Co. ................      2,000         49,358
Fleet Financial Group, Inc.  .....      4,700        352,206
Green Tree Financial Corp.  ......     23,800        623,263
MBNA Corp. .......................     57,825      1,579,345
Merrill Lynch & Co., Inc. ........      8,900        649,144
Morgan Stanley, Dean Witter,
 Discover & Co. ..................     38,100      2,252,663
Newcourt Credit Group, Inc.*  ....      2,500         83,438
Nichiei Co. Ltd. .................        100         10,653
Peregrine Investment Holdings
 Ltd. ............................     52,000         36,908
PMI Group, Inc. ..................      1,700        122,931
Sanyo Shinpan Finance Co. Ltd.  ..        200          8,845
Takefuji Corp. ...................        600         27,546
Worms Et Compagnie ...............        200         14,788
                                                 -----------
                                                   6,713,376
                                                 -----------
INSURANCE (1.6%)
ASR Verzekeringsgroep N.V.  ......      1,100         59,838
Assurances Generale de France  ...      4,618        244,692
Catalana Occidente SA ............      1,000         50,935
Corpacion Mapfre Cia Inter SA  ...      1,200         31,821
Fortis Amev N.V. .................      4,438        193,485
General Accident PLC..............      4,700         81,483
ING Groep N.V. ...................      5,500        231,647
Irish Life PLC ...................     20,000        113,605
MGIC Investment Corp. ............      6,000        399,000

                                       51

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

============================================================
                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
------------------------------------------------------------
PennCorp Financial Group, Inc.  ..     16,700    $   595,981
Providian Financial Corp. ........      8,000        361,500
QBE Insurance Group Ltd. .........     21,500         96,740
Royal & Sun Alliance Insurance
 Group PLC .......................      9,651         97,219
Travelers Group, Inc. ............     39,249      2,114,540
Trygg-Hansa AB (B Shares) ........      3,800        116,777
United Assurance Group PLC  ......      8,100         69,882
Willis Corroon Group PLC (ADR)  ..      6,000         73,875
Zurich Versicherungs .............        246        117,231
                                                 -----------
                                                   5,050,251
                                                 -----------
REAL ESTATE (0.4%)
Boston Properties, Inc. ..........      9,000        297,563
City Developments Ltd. ...........      1,000          4,639
Daibiru Corp. ....................      1,000          7,319
Glenborough Realty Trust, Inc.  ..     10,000        296,250
Spieker Properties, Inc. .........     10,000        428,750
Sumitomo Realty & Development Co.
 Ltd. ............................      1,000          5,748
Unibail SA .......................        950         94,866
Vornado Realty Trust .............      2,500        117,344
                                                 -----------
                                                   1,252,479
                                                 -----------
UTILITY--ELECTRIC (0.4%)
AES Corp.* .......................     13,700        638,763
Cia Paranaense de Energia-Copel
 (ADR) ...........................      7,000         95,813
Energy Group PLC .................      6,550         72,332
Hong Kong Electric Holdings Ltd.       20,000         76,010
Malakoff BHD .....................     10,000         20,825
Manila Electric Co. ..............      1,860          6,154
National Grid Group PLC ..........      1,000          4,749
Powergen PLC .....................     11,400        148,371
Veba AG ..........................      3,500        238,333
                                                 -----------
                                                   1,301,350
                                                 -----------
UTILITY--GAS (0.1%)
Anglian Water PLC ................     14,080        192,043
Scottish Power PLC ...............     25,500        225,445
                                                 -----------
                                                     417,488
                                                 -----------
UTILITY--TELEPHONE (0.8%)
British Telecommunications PLC ...     20,100        158,051
Cable & Wireless PLC..............     12,300        108,138
Philippine Long Distance
 Telephone Co. ...................      1,000         21,728
Telecom Italia Spa ...............     35,500        226,767
Telefonica de Espana .............      6,600        188,448
Telekom Malaysia BHD .............     16,500         48,785
Telephone & Data Systems, Inc.  ..      7,500        349,219
Teleport Communications Group,
 Inc. (Class A)* .................     23,700      1,300,538
                                                 -----------
                                                   2,401,674
                                                 -----------
 TOTAL CREDIT SENSITIVE (6.9%)  ..                21,449,140
                                                 -----------
ENERGY
COAL & GAS PIPELINES (0.0%)
BG PLC ...........................     18,529         83,431
BG PLC 'B'* ......................     21,000         10,008
OMV AG ...........................        300         41,563
                                                 -----------
                                                     135,002
                                                 -----------
OIL--DOMESTIC (0.8%)
Apache Corp. .....................     15,100    $   529,444
Murphy Oil Corp. .................      5,000        270,938
Tom Brown, Inc.* .................      7,500        144,375
Union Pacific Resources Group,
 Inc. ............................     20,100        487,425
USX-Marathon Group ...............     33,800      1,140,750
                                                 -----------
                                                   2,572,932
                                                 -----------
OIL--INTERNATIONAL (0.6%)
British Petroleum Co. PLC ........     11,100        145,925
Elf Aquitaine ....................      2,110        245,410
Gulf Canada Resources Ltd.*  .....    112,700        788,900
Gulf Indonesia Resources Ltd.*  ..      3,500         77,000
Orogen Minerals Ltd. .............      5,160         10,084
Repsol SA ........................      1,410         60,158
Shell Transport & Trading Co. PLC      20,100        145,334
Total SA--B.......................      2,881        313,542
                                                 -----------
                                                   1,786,353
                                                 -----------
OIL--SUPPLIES & CONSTRUCTION (1.9%)
Baker Hughes, Inc. ...............     10,250        447,156
BJ Services Co.* .................      9,000        647,438
Canadian Fracmaster Ltd. .........      5,900         86,677
Canadian Fracmaster Ltd.
 Installment Receipt*+ ...........     13,500        113,330
Dresser Industries, Inc. .........     12,000        503,250
Fugro N.V.*.......................      2,000         60,957
Halliburton Co. ..................     24,900      1,293,244
Nabors Industries, Inc.* .........     43,000      1,351,813
Noble Drilling Corp.* ............     43,400      1,329,125
Parker Drilling Co.* .............      9,000        109,688
                                                 -----------
                                                   5,942,678
                                                 -----------
 TOTAL ENERGY (3.3%) .............                10,436,965
                                                 -----------
TECHNOLOGY
ELECTRONICS (1.4%)
Altera Corp.* ....................     11,100        367,688
Applied Materials, Inc.* .........     17,600        530,200
Cisco Systems, Inc.* .............     42,600      2,374,950
Fujimi, Inc. .....................        300         12,761
Hoya Corp. .......................      1,000         31,424
Leitch Technology Corp.* .........      1,000         30,081
Micronics Japan Co. Ltd. .........      1,000         17,245
National Semiconductor Corp.*  ...     20,900        542,094
Nikon Corp. ......................      1,000          9,887
Rohm Co. Ltd. ....................      1,000        101,935
Sankyo Engineering Co. ...........      1,000          3,066
SMH AG ...........................        540         72,838
Sterling Commerce, Inc.* .........      5,000        192,188
TDK Corp. ........................      1,000         75,417
Tokyo Cathode Laboratory Co.* ....      1,000          9,887
TOWA Corp. .......................        100          2,077
Varitronix International Ltd.  ...     55,000         94,399
Yamaichi Electronics Co. Ltd. ....      1,000         16,095
Yokogawa Electric Corp. ..........      2,000         12,355
                                                 -----------
                                                   4,496,587
                                                 -----------
OFFICE EQUIPMENT (1.1%)
Barco N.V. .......................        469         86,076
Ceridian Corp.* ..................     11,000        503,938
Compaq Computer Corp. ............     22,300      1,258,556

                                       52

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

============================================================
                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
------------------------------------------------------------
Dell Computer Corp.* .............      14,100   $ 1,184,400
Policy Management Systems Corp.*         6,300       438,244
                                                 -----------
                                                   3,471,214
                                                 -----------
OFFICE EQUIPMENT SERVICES (0.2%)
Data Communication System Co. ....       1,000        13,183
First Data Corp. .................      14,600       427,050
Fuji Soft ABC, Inc. ..............         600        20,556
INES Corp. .......................       1,000         7,741
Nippon System Development ........         600        12,324
Oracle Corp.* ....................      13,450       300,103
                                                 -----------
                                                     780,957
                                                 -----------
TELECOMMUNICATIONS (1.8%)
ADC Telecommunications, Inc.* ....      25,000     1,043,750
Asia Satellite Telecommunications
 Holdings Ltd. ...................      18,000        30,778
DDI Corp. ........................          25        66,105
DSC Communications Corp.* ........       4,000        96,000
Energis PLC* .....................      22,000        92,189
Lucent Technologies, Inc. ........       9,500       758,813
MCI Communications Corp. .........       8,500       363,906
Nextel Communications, Inc.
 (Class A)* ......................      10,900       283,400
PT Indosat .......................      45,000        83,455
PT Telekomunikasi Indonesia  .....      33,000        17,550
SK Telecom Co. Ltd. (ADR)*  ......       9,754        63,402
Tele-Communications TCI Ventures
 Group (Class A)* ................      12,000       339,750
Tellabs, Inc.* ...................       9,100       481,163
Videsh Sanchar Nigam Ltd. (GDR)  .       1,700        21,973
Videsh Sanchar Nigam Ltd. (GDR)+*        2,000        27,860
Vodafone Group PLC................      15,000       108,212
WorldCom, Inc.* ..................      53,525     1,619,131
                                                 -----------
                                                   5,497,437
                                                 -----------
 TOTAL TECHNOLOGY (4.5%) .........                14,246,195
                                                 -----------
DIVERSIFIED
MISCELLANEOUS (1.0%)
BTR PLC ..........................      20,000        60,474
Cie Generale de Eaux .............         943       131,614
Citic Pacific Ltd. ...............       7,000        27,823
First Pacific Co. ................      42,734        20,680
Montedison Spa ...................     126,000       113,179
Smith (Howard) Ltd. ..............       4,000        33,198
Swire Pacific Ltd. (Class A)  ....       7,000        38,392
Tomkins PLC ......................       9,000        43,038
Tyco International Ltd. ..........      41,222     1,857,566
U.S. Industries, Inc. ............      30,750       926,344
                                                 -----------
 TOTAL DIVERSIFIED (1.0%) ........                 3,252,308
                                                 -----------
TOTAL COMMON STOCKS AND OTHER
 INVESTMENTS (30.6%)
 (Cost $78,384,870)...............                95,822,541
                                                 -----------
PREFERRED STOCKS:
BASIC MATERIALS (0.0%)
CHEMICALS
Henkel KGAA ......................       1,694   $   105,937
                                                 -----------
BUSINESS SERVICES (0.0%)
PRINTING, PUBLISHING &
 BROADCASTING
ProSieben Media AG* ..............         500        22,930
                                                 -----------
CONSUMER CYCLICALS (0.0%)
RETAIL--GENERAL
Hornbach Holding AG ..............         920        63,415
                                                 -----------
TECHNOLOGY (0.1%)
TELECOMMUNICATIONS
Nokia Oyj (A Shares) .............       1,500       106,495
                                                 -----------
TOTAL PREFERRED STOCKS (0.1%)
 (Cost $217,889)..................                   298,777
                                                 -----------

                                    PRINCIPAL
                                      AMOUNT
                                   ------------
LONG-TERM DEBT SECURITIES:
CONSUMER NONCYCLICALS (2.0%)
MEDIA & CABLE
Time Warner Entertainment Co.
 8.375%, 03/15/23.................  $5,625,000     6,419,137
                                                 -----------
CREDIT SENSITIVE
BANKS (2.6%)
Chase Manhattan Corp.
 8.625%, 05/01/02 ................   5,500,000     5,979,160
St. George Bank Ltd.
 7.15%, 10/15/05+ ................   2,000,000     2,060,440
Sumitomo Bank International
 0.75% Conv., 05/31/01  ......... Yen 11,000,000      88,312
                                                 -----------
                                                   8,127,912
                                                 -----------
FINANCIAL SERVICES (1.9%)
Ford Motor Credit Co.
 6.125%, 01/09/06 ................  $6,000,000     5,859,180
                                                 -----------
FOREIGN GOVERNMENT (0.8%)
Province of Quebec
 7.5%, 07/15/23 ..................   2,500,000     2,686,375
                                                 -----------
MORTGAGE RELATED (11.4%)
Federal National Mortgage
 Association:
 6.0%, 11/01/10 ..................  14,295,932    14,063,622
 6.5%, 01/01/11 ..................   3,346,139     3,348,230
 7.0%, 05/01/26 ..................   8,403,540     8,461,315
 7.0%, 09/01/27 ..................   8,995,060     9,056,901
Premier Auto Trust
 7.15%, 02/04/99 .................     875,160       875,974
                                                 -----------
                                                  35,806,042
                                                 -----------
U.S. GOVERNMENT (33.1%)
U.S. Treasury:
 6.125% Note, 08/31/98 ...........   2,400,000     2,408,250
 6.375% Note, 05/15/99 ...........  19,100,000    19,273,103
 6.0% Note, 08/15/00 .............  17,000,000    17,122,195

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

===========================================================
                                 PRINCIPAL        VALUE
                                   AMOUNT        (NOTE 1)
-----------------------------------------------------------
 6.25% Note, 04/30/01 ........  $15,600,000    $ 15,843,750
 6.5% Note, 08/31/01 .........    7,100,000       7,275,285
 6.5% Note, 05/31/02 .........   14,560,000      14,987,700
 6.875% Note, 05/15/06 .......    7,430,000       7,952,425
 6.125% Bond, 11/15/27 .......   18,310,000      18,813,525
                                               ------------
                                                103,676,233
                                               ------------
UTILITY--ELECTRIC (2.2%)
Consolidated Edison
 6.45%, 12/01/07 .............    6,750,000       6,767,280
                                               ------------
 TOTAL CREDIT SENSITIVE (52.0%)                 162,923,022
                                               ------------
TOTAL LONG-TERM DEBT SECURITIES (54.0%)
 (Amortized Cost $167,120,488)                  169,342,159
                                               ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (14.6%)
Federal Home Loan Mortgage
 Corp.
 6.0%, due 01/02/98 ..........   45,800,000      45,792,366
                                               ------------
TOTAL SHORT-TERM DEBT SECURITIES (14.6%)
 (Amortized Cost $45,792,366)                    45,792,366
                                               ------------
TOTAL INVESTMENTS (99.3%)
 (Cost/Amortized Cost $291,515,613)             311,255,843
OTHER ASSETS
 LESS LIABILITIES (0.7%)  ....                    2,285,071
                                               ------------
NET ASSETS (100.0%) ..........                 $313,540,914
                                               ============

DISTRIBUTION OF INVESTMENTS BY GLOBAL
REGION
As a Percentage of Total Investments
Australia ..................................    0.1%
Canada .....................................    0.1
France .....................................    0.6
Germany ....................................    0.3
Japan ......................................    1.1
Netherlands ................................    0.4
Scandinavia ................................    0.7
Southeast Asia .............................    0.2
Switzerland ................................    0.3
United Kingdom .............................    1.4
United States** ............................   94.3
Other European Countries ...................    0.5
                                              -----
                                              100.0%
                                              =====

------------
*      Non-income producing.
**     Includes Short-Term Debt Securities of 14.7%.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1997, these securities amounted to $2,296,466 or 0.7% of net assets.
       Glossary:
       ADR--American Depository Receipt
       GDR--Global Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

============================================================
                                      NUMBER        VALUE
                                    OF SHARES     (NOTE 1)
------------------------------------------------------------
COMMON STOCKS AND OTHER
 INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.4%)
Akzo Nobel N.V. ..................     5,000     $   862,082
Bayer AG .........................    40,500       1,502,752
Ciba Specialty Chemicals AG*  ....     9,100       1,084,149
Hitachi Chemical Co. Ltd. ........   159,000         944,434
Holliday Chemical Holdings PLC ...   214,000         808,834
Kuraray Co. Ltd. .................    96,000         794,635
Nippon Chemi-Con Corp. ...........    62,000         143,982
Toagosei Co. Ltd. ................   158,000         222,817
                                                 -----------
                                                   6,363,685
                                                 -----------
CHEMICALS--SPECIALTY (0.0%)
NGK Insulators ...................    92,000         817,934
                                                 -----------
METALS & MINING (0.1%)
Bethlehem Steel Corp.* ...........   135,000       1,164,375
Nord Resources Corp.* ............    27,939          50,639
Randgold Resources Ltd. (GDR)+*  .    30,300         159,075
Toho Titanium* ...................    11,000          92,738
                                                 -----------
                                                   1,466,827
                                                 -----------
PAPER (0.2%)
Jefferson Smurfit Corp.* .........    39,600         559,350
KNP BT (Kon) N.V. ................    53,000       1,220,674
Nippon Paper Industries Co.  .....    10,000          39,241
Stone Container Corp.* ...........    57,900         604,331
UPM-Kymmene Oy ...................    25,320         506,312
                                                 -----------
                                                   2,929,908
                                                 -----------
STEEL (0.1%)
Koninklijke Hoogovens N.V.  ......    20,000         819,668
NatSteel Ltd. ....................   220,000         298,305
Pohang Iron & Steel Co. Ltd.
 (ADR) ...........................    15,000         261,562
Rautaruukki Oy ...................    72,872         588,222
Usinor Sacilor ...................    47,000         678,624
                                                 -----------
                                                   2,646,381
                                                 -----------
 TOTAL BASIC MATERIALS (0.8%)  ...                14,224,735
                                                 -----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.8%)
USA Waste Services, Inc.* ........   162,900       6,393,825
U.S. Filter Corp.* ...............    45,000       1,347,187
Waste Management, Inc. ...........   217,200       5,973,000
                                                 -----------
                                                  13,714,012
                                                 -----------
PRINTING, PUBLISHING &
 BROADCASTING (1.7%)
Cablevision Systems Corp.
 (Class A)* ......................    43,500       4,165,125
Carlton Communications PLC  ......   134,500       1,038,815
CBS Corp. ........................   167,500       4,930,781
Liberty Media Group (Class A)* ...   218,700       7,927,875
New Straits Times Press BHD  .....    65,000          80,550
New York Times Co. (Class A) .....    87,840       5,808,420
Nippon Television Network Corp.  .       600         176,126
Reader's Digest Association, Inc.
 (Class A) .......................    40,000         945,000
Reed International PLC ...........     5,000     $    50,121
Television Broadcasts Ltd.  ......    10,000          28,520
Time Warner, Inc. ................    58,100       3,602,200
Tokyo Broadcasting System, Inc. ..     7,000          88,523
United News & Media PLC ..........    95,571       1,088,372
                                                 -----------
                                                  29,930,428
                                                 -----------
PROFESSIONAL SERVICES (0.0%)
Asatsu, Inc. .....................     3,000          43,227
Brisa-Auto Estradas de Portugal
 SA* .............................     2,800         100,301
Meitec ...........................    11,000         309,408
                                                 -----------
                                                     452,936
                                                 -----------
TRUCKING, SHIPPING (0.4%)
Bergesen Dy AS (A Shares) ........    47,300       1,114,327
Frontline Ltd.* ..................   140,000         564,868
Knightsbridge Tankers Ltd.  ......    64,500       1,826,156
OMI Corp.* .......................   313,200       2,877,525
                                                 -----------
                                                   6,382,876
                                                 -----------
 TOTAL BUSINESS SERVICES (2.9%) ..                50,480,252
                                                 -----------
CAPITAL GOODS
AEROSPACE (0.1%)
British Aerospace ................    50,710       1,445,810
                                                 -----------
BUILDING & CONSTRUCTION (0.3%)
Beazer Group PLC .................   187,000         494,750
Bouygues .........................    10,708       1,213,401
Daito Trust Construction Co. Ltd.     65,000         397,049
GTM Entrepose ....................     9,953         669,762
Makita Corp. .....................    89,000         852,654
National House Industrial Co.  ...    53,000         363,556
Sho Bond Corp. ...................    10,000         180,878
Suido Kiko Kaisha.................     1,000           2,008
Societe Technip ..................    10,350       1,092,008
Toda Corp. .......................   143,000         389,078
                                                 -----------
                                                   5,655,144
                                                 -----------
BUILDING MATERIALS &
 FOREST PRODUCTS (0.5%)
BPB PLC ..........................   103,100         576,044
Fujikura Ltd. ....................    34,000         225,147
Holderbank Financiere Glaris AG  .     1,385       1,130,380
Martin Marietta Materials, Inc.  .   110,000       4,021,875
Matsushita Electric Works Ltd.  ..   104,000         900,709
Nichiha Corp. ....................    14,600          89,295
Rugby Group PLC ..................   447,460       1,000,026
                                                 -----------
                                                   7,943,476
                                                 -----------
ELECTRICAL EQUIPMENT (1.3%)
Daikin Industries Ltd. ...........   140,000         527,917
General Electric Co. .............   231,000      16,949,625
Johnson Electric Holdings Ltd.  ..   258,000         742,470
Legrand SA .......................     3,800         757,032
Mabuchi Motor Co. ................     1,700          86,384
Pioneer Electric Corp. ...........    66,000       1,016,746
Sony Corp. .......................    16,500       1,466,948
Sumitomo Electric Industries  ....    56,000         763,978
                                                 -----------
                                                  22,311,100
                                                 -----------

                                       55

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

============================================================
                                      NUMBER        VALUE
                                    OF SHARES     (NOTE 1)
------------------------------------------------------------
MACHINERY (1.6%)
Allied Signal, Inc. ..............   152,400     $ 5,934,075
Cie Generale de Geophysique SA
 (ADR)* ..........................    56,108       1,437,768
Coltec Industries, Inc.* .........   115,000       2,666,562
Fujitec Co. Ltd. .................    96,000         529,757
Ishikawajima Harima Heavy
 Industries Co. Ltd...............   130,000         194,290
KSB AG ...........................     2,600         570,889
Legris Industries SA .............    17,300         600,764
Mitsubishi Heavy Industries Ltd. .    80,000         333,550
Nitta Corp. ......................     8,000          80,935
Nitto Kohki Co. Ltd. .............     4,000          43,533
Rauma Oy .........................     1,234          19,243
Schindler Holding AG
 Participating Certificate .......       915         953,530
Schindler Holding AG Registered  .       450         483,430
Siebe PLC ........................    50,000         981,874
SMC Corp. ........................     2,000         176,279
Stork N.V. .......................    18,000         621,409
TI Group PLC .....................   123,795         943,928
United Technologies Corp. ........   158,100      11,511,656
Valmet Oy* .......................    31,000         427,669
                                                 -----------
                                                  28,511,141
                                                 -----------
 TOTAL CAPITAL GOODS (3.8%)  .....                65,866,671
                                                 -----------
CONSUMER CYCLICALS
AIRLINES (0.0%)
Lufthansa AG .....................    21,000         394,563
Singapore Airlines Ltd. ..........    12,000          78,501
Virgin Express Holdings PLC
 (ADR)* ..........................    10,400         215,800
                                                 -----------
                                                     688,864
                                                 -----------
APPAREL, TEXTILE (0.1%)
Liz Claiborne, Inc. ..............    30,000       1,254,375
Onward Kashiyama Co. Ltd. ........    79,000         914,275
                                                 -----------
                                                   2,168,650
                                                 -----------
AUTO RELATED (0.5%)
Continental AG ...................    55,000       1,238,222
Minebea Co. Ltd. .................    14,000         150,220
NGK Spark Plug Co. ...............    69,000         391,339
Republic Industries, Inc.*  ......   219,700       5,121,756
Sumitomo Rubber Industries, Inc.     129,000         544,771
Toyoda Automatic Loom Works Ltd.      70,000       1,287,603
                                                 -----------
                                                   8,733,911
                                                 -----------
AUTOS & TRUCKS (0.4%)
Bajaj Auto Ltd. (GDR) ............     7,500         148,125
Harley-Davidson, Inc. ............   234,000       6,405,750
Honda Motor Co. Ltd. .............     1,000          36,712
UMW Holdings BHD .................   188,000         142,589
Volkswagen AG ....................     1,000         558,659
                                                 -----------
                                                   7,291,835
                                                 -----------
FOOD SERVICES, LODGING (0.9%)
Accor SA .........................     1,400         260,297
Choice Hotels Scandinavia ASA*+ ..   108,000         365,566
Compass Group PLC ................   144,200       1,774,864
Host Marriott Corp.* .............   138,200     $ 2,712,175
ITT Corp.* .......................   101,000       8,370,375
John Q Hammons Hotels, Inc.
 (Class A)* ......................   191,800       1,726,200
                                                 -----------
                                                  15,209,477
                                                 -----------
HOUSEHOLD FURNITURE,
 APPLIANCES (0.8%)
Hunter Douglas N.V. ..............    22,000         770,350
Moulinex* ........................    17,000         420,022
Sunbeam Corp. ....................   295,500      12,447,937
                                                 -----------
                                                  13,638,309
                                                 -----------
LEISURE RELATED (1.4%)
Berjaya Sports Toto BHD ..........   140,000         358,144
Carnival Corp. (Class A) .........   116,500       6,451,187
Cendant Corp.* ...................   125,300       4,307,187
Cyrk, Inc.* ......................   220,600       2,137,063
Disney (Walt) Co. ................    63,100       6,250,844
EMI Group PLC ....................    12,000         100,176
Granada Group PLC ................    88,900       1,358,635
Hoyts Cinemas Group+ .............    45,000          79,151
Ladbroke Group PLC ...............   279,118       1,210,904
NAMCO Ltd. .......................     1,000          29,048
Nintendo Co. Ltd. ................     1,000          98,103
Nippon Broadcasting System  ......     5,000         197,739
Toei Co. Ltd. ....................     8,000          29,124
@Entertainment, Inc.* ............    57,500         639,687
                                                 -----------
                                                  23,246,992
                                                 -----------
PHOTO & OPTICAL (0.1%)
Fuji Photo Film Co. ..............    26,000         996,359
Noritsu Koki Co. Ltd. ............    11,200         276,405
                                                 -----------
                                                   1,272,764
                                                 -----------
RETAIL--GENERAL (2.1%)
Aldeasa SA* ......................    16,494         349,692
Boots Co. PLC ....................    74,700       1,075,946
BAA PLC ..........................   154,200       1,261,920
Dayton Hudson Corp. ..............   157,000      10,597,500
Dickson Concepts International
 Ltd. ............................   161,000         234,779
Fingerhut Companies, Inc. ........   105,500       2,255,062
Home Depot, Inc. .................   163,300       9,614,287
Kingfisher PLC ...................    76,163       1,061,348
Kohl's Corp.* ....................    93,000       6,335,625
Kokuyo Co. Ltd. ..................    25,000         431,117
Limited, Inc. ....................   100,000       2,550,000
Paris Miki, Inc. .................     3,800          40,774
Sato Corp. .......................     8,800         149,730
Smith (W.H.) Group PLC ...........    25,000         159,811
Vendex International N.V. ........    11,000         607,057
                                                 -----------
                                                  36,724,648
                                                 -----------
 TOTAL CONSUMER CYCLICALS (6.3%)                 108,975,450
                                                 -----------
CONSUMER NONCYCLICALS
BEVERAGES (0.9%)
Bass PLC .........................    26,400         409,755
Coca-Cola Co. ....................   183,120      12,200,370
Diageo PLC .......................    58,000         533,269
Scottish & Newcastle PLC .........   100,000       1,225,083
Whitbread PLC ....................    92,500       1,354,370
                                                 -----------
                                                  15,722,847
                                                 -----------

                                       56

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

============================================================
                                      NUMBER        VALUE
                                    OF SHARES     (NOTE 1)
------------------------------------------------------------
CONTAINERS (0.8%)
Owens-Illinois, Inc.* ............     50,000   $  1,896,875
Schmalbach Lubeca AG .............      8,300      1,384,141
Sealed Air Corp.* ................    164,500     10,157,875
                                                ------------
                                                  13,438,891
                                                ------------
DRUGS (2.5%)
Astra AB (A Shares) ..............     30,000        519,528
Centocor, Inc.* ..................    237,503      7,896,975
Daiichi Pharmaceutical Co.  ......     79,000        890,056
Merck KGAA .......................     18,700        628,895
Merck & Co., Inc. ................     92,160      9,792,000
Novartis AG ......................      1,800      2,920,917
Orion-Yhtyma Oy (B Shares)  ......     37,800        998,578
Pfizer, Inc. .....................    182,112     13,578,726
Rohto Pharmaceutical Co. Ltd.  ...      9,000         57,942
Sankyo Co. Ltd. ..................      6,000        135,658
Santen Pharmaceutical Co. Ltd.  ..     22,000        252,922
Schering Plough Corp. ............     80,000      4,970,000
SmithKline Beecham PLC ...........     10,000        102,378
Taisho Pharmaceutical Co. ........      4,000        102,089
Yamanouchi Pharmaceutical Co.
 Ltd. ............................     21,000        450,661
                                                ------------
                                                  43,297,325
                                                ------------
FOODS (1.1%)
Campbell Soup Co. ................    136,335      7,924,472
Huhtamaki Oy Series I ............     11,550        476,752
Nestle SA ........................      1,150      1,723,622
Orkla ASA 'A'.....................      8,300        713,599
Parmalat Finanziaria Spa .........    503,700        720,385
Rite Aid Corp. ...................     40,000      2,347,500
Tyson Foods, Inc. ................    225,000      4,612,500
                                                ------------
                                                  18,518,830
                                                ------------
HOSPITAL SUPPLIES & SERVICES (1.0%)
Columbia/HCA Healthcare Corp. ....     90,000      2,666,250
Medtronic, Inc. ..................    202,906     10,614,520
PT Tempo Scan Pacific ............    206,000         15,918
United Healthcare Corp. ..........     90,000      4,471,875
                                                ------------
                                                  17,768,563
                                                ------------
RETAIL--FOOD (0.4%)
Delhaize-Le Lion SA ..............      8,800        446,520
Familymart Co. ...................     88,500      3,174,401
Promodes .........................      2,200        912,752
Santa Isabel S.A. (ADR) ..........      3,000         52,500
Seven-Eleven Japan Co. Ltd.  .....      4,000        283,273
Woolworths Ltd. ..................    569,991      1,904,871
                                                ------------
                                                   6,774,317
                                                ------------
SOAPS & TOILETRIES (1.2%)
Avon Products, Inc. ..............    125,720      7,716,065
Gillette Corp. ...................    130,310     13,088,011
                                                ------------
                                                  20,804,076
                                                ------------
TOBACCO (1.5%)
Imperial Tobacco Group PLC  ......     11,600         73,009
Japan Tobacco, Inc. ..............        197      1,398,138
Philip Morris Cos., Inc. .........    467,900     21,201,719
Seita ............................     29,200      1,047,969
Swedish Match AB .................     54,700        182,565
Tabacalera SA--A .................     11,000   $    891,697
                                                ------------
                                                  24,795,097
                                                ------------
 TOTAL CONSUMER NONCYCLICALS (9.4%)              161,119,946
                                                ------------
CREDIT SENSITIVE
BANKS (2.1%)
Allied Irish Bank ................    225,000      2,147,134
AMMB Holdings BHD ................     78,000         51,138
Banco Bilbao Vizcaya SA ..........     54,900      1,776,547
BPI-SGPS SA* .....................     12,000        291,769
Banco Santander SA ...............     29,100        972,228
Bangkok Bank Public Ltd. .........     20,000         49,844
Bank of Tokyo-Mitsubishi Ltd.  ...     15,000        206,936
Banque Nationale de Paris ........     13,700        728,193
Chase Manhattan Corp. ............    101,300     11,092,350
Citicorp .........................     75,700      9,571,319
Credito Italiano Spa .............    500,000      1,541,832
Dao Heng Bank Group Ltd...........     30,000         74,913
Den Norske Bank ASA ..............    201,000        947,061
Erste Bank Der Oesterreichischen
 Sparkassen AG* ..................      3,740        186,386
Forenings Sparbanken AB
 (A Shares) ......................     40,000        909,331
Istituto Mobiliare Italiano  .....     84,700      1,005,483
Long-Term Credit Bank of Japan ...    230,000        368,423
Philippine Commercial
 International Bank ..............      5,000         14,198
PT Bank Dagang Nasional Indonesia
 Tbk .............................  1,230,000         78,273
Seventy-Seven Bank Ltd. ..........    123,000        876,720
Shizuoka Bank Ltd. ...............      4,000         42,920
Skandinaviska Enskilda Banken
 (Series A) ......................     25,370        321,123
Societe Generale .................      9,028      1,230,034
State Bank of India (GDR)+  ......     27,000        491,400
Sumitomo Bank Ltd. ...............      8,000         91,358
Suncorp-Metway Ltd.* .............     74,330        186,425
Thai Farmers Bank Public
 Co.--Warrants* ..................      2,875            173
Toho Bank ........................     10,000         39,854
United Overseas Bank Ltd. ........      4,000         22,242
Wing Hang Bank Ltd. ..............    161,000        455,014
Yamaguchi Bank ...................     70,000        858,402
                                                ------------
                                                  36,629,023
                                                ------------
FINANCIAL SERVICES (3.2%)
Aiful Corp.* .....................      2,400        162,790
Associates First Capital Corp.  ..     43,000      3,058,375
Beneficial Corp. .................     50,800      4,222,750
Credit Saison Co. ................     14,400        355,378
Fleet Financial Group, Inc.  .....     46,300      3,469,606
Green Tree Financial Corp.  ......    153,400      4,017,162
MBNA Corp. .......................    481,125     13,140,727
Merrill Lynch & Co., Inc. ........     72,400      5,280,675
Morgan Stanley, Dean Witter,
 Discover & Co. ..................    305,700     18,074,513
Newcourt Credit Group Inc.*  .....     25,000        834,375
Nichiei Co. Ltd. .................        500         53,267
Peregrine Investment Holdings
 Ltd. ............................    472,000        335,011
PMI Group, Inc. ..................     14,600      1,055,763

                                       57

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

============================================================
                                      NUMBER        VALUE
                                    OF SHARES     (NOTE 1)
------------------------------------------------------------
Sanyo Shinpan Finance Co. Ltd.  ..     1,200    $     53,068
Takefuji Corp. ...................     5,000         229,546
Worms Et Compagnie ...............     2,500         184,847
                                                ------------
                                                  54,527,853
                                                ------------
INSURANCE (3.0%)
ASR Verzekeringsgroep N.V.  ......    10,000         543,979
Assurances Generales de France ...    37,995       2,013,227
Catalana Occidente SA ............     1,030          52,463
Corporacion Mapfre Cia Inter SA ..    14,000         371,250
Fortis Amev N.V. .................    37,281       1,625,350
General Accident PLC..............    42,200         731,616
ING Groep N.V. ...................    50,000       2,105,886
Irish Life PLC ...................   100,000         568,025
Life Re Corp. ....................   140,500       9,158,844
MGIC Investment Corp. ............    67,000       4,455,500
PennCorp Financial Group, Inc.  ..   135,700       4,842,794
Providian Financial Corp. ........    65,000       2,937,188
QBE Insurance Group Ltd. .........   201,250         905,536
Royal & Sun Alliance Insurance
 Group PLC .......................   100,936       1,016,774
Travelers Group, Inc. ............   320,199      17,250,721
Trygg-Hansa AB (B Shares) ........     3,600         110,631
United Assurance Group PLC  ......    71,600         617,718
Willis Corroon Group PLC (ADR)  ..    87,800       1,081,037
Zurich Versicherungs .............     2,130       1,015,050
                                                ------------
                                                  51,403,589
                                                ------------
REAL ESTATE (0.5%)
Boston Properties, Inc. ..........    84,200       2,783,863
City Developments Ltd. ...........     8,000          37,110
Daibiru Corp. ....................     4,000          29,278
Glenborough Realty Trust, Inc.  ..    70,000       2,073,750
Spieker Properties, Inc. .........    40,000       1,715,000
Sumitomo Realty & Development Co.
 Ltd. ............................    16,000          91,972
Unibail SA .......................     7,880         786,887
Vornado Realty Trust .............    20,000         938,750
                                                ------------
                                                   8,456,610
                                                ------------
UTILITY--ELECTRIC (0.7%)
AES Corp.* .......................   113,800       5,305,925
Cia Paranaense de Energia-Copel
 (ADR) ...........................    54,000         739,125
Energy Group PLC .................    58,840         649,770
Hong Kong Electric Holdings Ltd.     179,000         680,288
Malakoff BHD .....................    90,000         187,428
Manila Electric Co. ..............    16,620          54,990
National Grid Group PLC ..........    20,000          94,983
Powergen PLC .....................   108,000       1,405,617
Veba AG ..........................    35,000       2,383,335
                                                ------------
                                                  11,501,461
                                                ------------
UTILITY--GAS (0.2%)
Anglian Water PLC ................   128,600       1,754,030
Scottish Power PLC ...............   220,000       1,945,015
                                                ------------
                                                   3,699,045
                                                ------------
UTILITY--TELEPHONE (1.1%)
British Telecommunications PLC ...   186,600    $  1,467,275
Cable & Wireless PLC .............   109,200         960,051
Philippine Long Distance
 Telephone Co. ...................    10,000         217,284
Telecom Italia Spa ...............   311,550       1,990,116
Telefonica de Espana .............    57,000       1,627,502
Telekom Malaysia BHD .............   150,000         443,502
Telephone & Data Systems, Inc.  ..    39,700       1,848,531
Teleport Communications Group,
 Inc. (Class A)* .................   193,400      10,612,825
                                                ------------
                                                  19,167,086
                                                ------------
 TOTAL CREDIT SENSITIVE (10.8%)                  185,384,667
                                                ------------
ENERGY
COAL & GAS PIPELINES (0.1%)
BG PLC ...........................   164,117         738,963
BG PLC-'B'* ......................   186,000          88,640
OMV AG ...........................     1,400         193,960
                                                ------------
                                                   1,021,563
                                                ------------
OIL--DOMESTIC (1.5%)
Apache Corp. .....................   130,400       4,572,150
Louis Dreyfus Natural Gas Corp.*     245,400       4,585,913
Murphy Oil Corp. .................    40,000       2,167,500
Tom Brown, Inc.* .................   121,000       2,329,250
Union Pacific Resources Group,
 Inc. ............................   176,800       4,287,400
USX-Marathon Group ...............   259,700       8,764,875
                                                ------------
                                                  26,707,088
                                                ------------
OIL--INTERNATIONAL (1.1%)
AO Tatneft (ADR) .................    29,000       4,132,500
British Petroleum Co. PLC ........    98,700       1,297,553
Elf Aquitaine ....................    18,800       2,186,591
Gulf Canada Resources Ltd.*  .....   916,000       6,412,000
Gulf Indonesia Resources Ltd.*  ..    30,700         675,400
Petroleo Brasileiro S.A. (ADR)  ..    15,000         350,799
Repsol SA ........................    13,950         595,176
Shell Transport & Trading Co. PLC    178,950       1,293,905
Total SA--B ......................    26,234       2,855,075
                                                ------------
                                                  19,798,999
                                                ------------
OIL--SUPPLIES & CONSTRUCTION (2.8%)
Baker Hughes, Inc. ...............    90,000       3,926,250
BJ Services Co.* .................    30,000       2,158,125
Canadian Fracmaster Ltd. .........    47,100         691,944
Canadian Fracmaster Ltd.
 Installment Receipt*+ ...........   133,800       1,123,229
Dresser Industries, Inc. .........   133,900       5,615,431
Fugro N.V.* ......................    10,000         304,786
Halliburton Co. ..................   186,400       9,681,150
Nabors Industries, Inc.* .........   362,900      11,408,669
Noble Drilling Corp.* ............   383,700      11,750,813
Parker Drilling Co.* .............    92,300       1,124,906
                                                ------------
                                                  47,785,303
                                                ------------
 TOTAL ENERGY (5.5%) .............                95,312,953
                                                ------------

                                       58

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

============================================================
                                      NUMBER        VALUE
                                    OF SHARES     (NOTE 1)
------------------------------------------------------------
TECHNOLOGY
ELECTRONICS (2.1%)
Altera Corp.* ....................     91,000   $  3,014,375
Applied Materials, Inc.* .........    153,600      4,627,200
Cisco Systems, Inc.* .............    339,000     18,899,250
Fujimi, Inc. .....................      2,000         85,074
Hoya Corp. .......................      8,000        251,389
Leitch Technology Corp.* .........     10,000        300,815
Micronics Japan Co. Ltd. .........      7,000        120,713
National Semiconductor Corp.*  ...    182,000      4,720,625
Nikon Corp. ......................     10,000         98,870
Rohm Co. Ltd. ....................      2,000        203,870
Sankyo Engineering Co. ...........      6,000         18,394
SMH AG ...........................      4,850        654,194
Sterling Commerce, Inc.* .........     40,000      1,537,500
TDK Corp. ........................      5,000        377,084
Tokyo Cathode Laboratory Co.* ....      5,400         53,390
TOWA Corp. .......................        800         16,616
Varitronix International Ltd.  ...    469,000        804,968
Yokogawa Electric Corp. ..........     12,000         74,129
                                                ------------
                                                  35,858,456
                                                ------------
OFFICE EQUIPMENT (1.6%)
Barco N.V. .......................      4,314        791,752
Canon, Inc. ......................      2,000         46,599
Ceridian Corp.* ..................    101,300      4,640,806
Compaq Computer Corp. ............    180,125     10,165,805
Dell Computer Corp.* .............    105,800      8,887,200
Policy Management Systems Corp.*       44,900      3,123,356
                                                ------------
                                                  27,655,518
                                                ------------
OFFICE EQUIPMENT SERVICES (0.4%)
Data Communication System Co. ....      6,000         79,096
First Data Corp. .................    127,600      3,732,300
Fuji Soft ABC, Inc. ..............      4,200        143,890
INES Corp. .......................      6,000         46,446
Nippon System Development ........      3,200         65,729
Oracle Corp.* ....................    105,500      2,353,969
                                                ------------
                                                   6,421,430
                                                ------------
TELECOMMUNICATIONS (2.8%)
ADC Telecommunications, Inc.* ....    205,700      8,587,975
Asia Satellite Telecommunications
 Holdings Ltd. ...................    120,000        205,188
DDI Corp. ........................        240        634,604
DSC Communications Corp.* ........     40,000        960,000
Energis PLC* .....................    165,000        691,420
Intermedia Communications, Inc.*          363         22,052
Lucent Technologies, Inc. ........    107,000      8,546,625
MCI Communications Corp. .........     80,000      3,425,000
Nextel Communications, Inc.
 (Class A)* ......................     69,500      1,807,000
PT Indosat .......................    419,000        777,055
PT Telekomunikasi Indonesia  .....    309,000        164,332
SK Telecom Co. Ltd. (ADR)*  ......     85,655        556,756
Tele-Communications TCI Ventures
 Group (Class A)* ................    100,000      2,831,250
Tellabs, Inc.* ...................    113,500      6,001,313
Videsh Sanchar Nigam Ltd. (GDR)+*      28,400        395,612
Vodafone Group PLC ...............    160,000   $  1,154,257
WorldCom, Inc.* ..................    383,850     11,611,463
                                                ------------
                                                  48,371,902
                                                ------------
 TOTAL TECHNOLOGY (6.9%) .........               118,307,306
                                                ------------
DIVERSIFIED
MISCELLANEOUS (1.4%)
BTR PLC ..........................    180,000        544,262
Cie Generale des Eaux ............      8,259      1,152,706
Citic Pacific Ltd. ...............     60,000        238,482
First Pacific Co. ................    397,685        192,453
Montedison Spa ...................  1,113,000        999,750
Smith (Howard) Ltd. ..............     35,000        290,481
Swire Pacific Ltd. (Class A)  ....     57,000        312,621
Tomkins PLC ......................    160,000        765,123
Tyco International Ltd. ..........    343,518     15,479,780
U.S. Industries, Inc. ............    161,400      4,862,175
                                                ------------
 TOTAL DIVERSIFIED (1.4%) ........                24,837,833
                                                ------------
TOTAL COMMON STOCKS AND OTHER
 INVESTMENTS (47.8%)
 (Cost $666,960,804) .............               824,509,813
                                                ------------
PREFERRED STOCKS:
BASIC MATERIALS (0.1%)
CHEMICALS
Henkel KGAA ......................     15,180        949,304
                                                ------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.1%)
Republic Industries, Inc.
 6.5% Exch. Conv. ................     46,100      1,083,350
                                                ------------
PRINTING, PUBLISHING &
 BROADCASTING (0.0%)
ProSieben Media AG* ..............      5,000        229,300
                                                ------------
TRUCKING, SHIPPING (0.0%)
CNF Trust I
 5.0% Conv. Series A .............     19,000      1,083,000
                                                ------------
 TOTAL BUSINESS SERVICES (0.1%)                    2,395,650
                                                ------------
CAPITAL GOODS (0.1%)
AEROSPACE
Loral Space & Communications
 6.0% Conv. ......................     37,700      2,318,550
                                                ------------
CONSUMER CYCLICALS
AIRLINES (0.1%)
Continental Airlines Finance
 Trust
 8.5% Conv. ......................     18,100      1,862,037
                                                ------------
RETAIL--GENERAL (0.0%)
Hornbach Holding AG ..............      8,010        552,122
                                                ------------
 TOTAL CONSUMER CYCLICALS (0.1%)                   2,414,159
                                                ------------
CREDIT SENSITIVE (0.1%)
UTILITY--ELECTRIC
AES Trust I
 5.375% Conv. Series A ...........     23,000      1,650,250
                                                ------------
ENERGY (0.1%)
OIL--DOMESTIC
Devon Financing Trust
 $3.25 Conv. .....................     11,600        849,700
                                                ------------

                                       59

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

============================================================
                                      NUMBER        VALUE
                                    OF SHARES     (NOTE 1)
------------------------------------------------------------
TECHNOLOGY
TELECOMMUNICATIONS (0.6%)
Intermedia Communications, Inc.:
 7.0% Conv. Series D .............      20,500   $   840,500
 7.0% Conv.+ .....................      28,900     1,184,900
Mobile Telecommunications
 $2.25 Conv. .....................      28,000       938,000
Nextel Strypes Trust
 7.25% Conv. .....................      54,400     1,292,000
Nokia Oyj (A Shares) .............      14,100     1,001,055
QualComm Financial Trust:
 5.75% Conv. .....................       6,400       299,600
 5.75% Conv.+ ....................      36,800     1,722,700
WorldCom, Inc.
 8.0% Conv. ......................      30,700     3,219,663
                                               -------------
 TOTAL TECHNOLOGY (0.6%) .........                10,498,418
                                               -------------
TOTAL PREFERRED STOCKS (1.2%)
 (Cost $17,920,454)...............                21,076,031
                                               -------------
                                    PRINCIPAL
                                      AMOUNT
                                   -----------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PROFESSIONAL SERVICES (0.1%)
Career Horizons, Inc.
 7.0% Conv., 11/01/02 ............  $  710,000     1,476,800
Personnel Group of America:
 5.75% Conv., 07/01/04 ...........     110,000       124,850
 5.75% Conv., 07/01/04+ ..........     370,000       419,950
                                               -------------
 TOTAL BUSINESS SERVICES (0.1%)                    2,021,600
                                               -------------
CAPITAL GOODS
AEROSPACE (0.1%)
Orbital Sciences Corp.
 5.0% Conv., 10/01/02+ ...........     590,000       753,725
                                               -------------
BUILDING & CONSTRUCTION (0.0%)
Halter Marine Group, Inc.
 4.5% Conv., 09/15/04+ ...........     670,000       752,912
                                               -------------
MACHINERY (0.1%)
DII Group, Inc.
 6.0% Conv., 10/15/02+ ...........   1,005,000     1,536,444
                                               -------------
 TOTAL CAPITAL GOODS (0.2%)  .....                 3,043,081
                                               -------------
CONSUMER CYCLICALS
FOOD SERVICES, LODGING (0.2%)
Cendant Corp.
 4.75% Conv., 03/01/03 ...........   2,050,000     2,757,250
                                               -------------
RETAIL--GENERAL (0.1%)
U.S. Office Products Co.
 5.5% Conv., 02/01/01 ............   1,455,000     1,729,631
                                               -------------
 TOTAL CONSUMER CYCLICALS (0.3%)                   4,486,881
                                               -------------
CONSUMER NONCYCLICALS
DRUGS (0.2%)
MedImmune, Inc.:
 7.0% Conv., 07/01/03 ............     615,000     1,398,356
 7.0% Conv. Sub., 07/01/03+ ......     500,000     1,136,875

=================================================================
                                     PRINCIPAL          VALUE
                                       AMOUNT         (NOTE 1)
-----------------------------------------------------------------
Quintiles Transnational Corp.:
 4.25% Conv., 05/31/00 ..........$   370,000         $   415,787
 4.25% Conv., 05/31/00+ .........    580,000             651,775
                                                     -----------
                                                       3,602,793
                                                     -----------
HOSPITAL SUPPLIES &
 SERVICES (0.2%)
FPA Medical Management, Inc.:
 6.5% Conv., 12/15/01 ...........    810,000             826,200
 6.5% Conv., 12/15/01+ ..........    540,000             550,800
RES-Care, Inc.
 6.0% Conv., 12/01/04+ ..........  1,095,000           1,248,300
                                                     -----------
                                                       2,625,300
                                                     -----------
MEDIA & CABLE (1.9%)
Time Warner Entertainment Co.
 8.375%, 03/15/23 ............... 23,580,000          26,909,024
Turner Broadcasting System, Inc.
 8.375%, 07/01/13 ...............  5,530,000           6,204,771
                                                     -----------
                                                      33,113,795
                                                     -----------
 TOTAL CONSUMER NONCYCLICALS (2.3%)                   39,341,888
                                                     -----------
CREDIT SENSITIVE
BANKS (1.6%)
ABN Amro Bank NV
 7.125%, 06/18/07 ............... 25,375,000          26,528,801
Sumitomo Bank International
 0.75% Conv., 05/31/01 ..........    Yen
                                 101,000,000             810,864
                                                     -----------
                                                      27,339,665
                                                     -----------
FINANCIAL SERVICES (0.7%)
Commercial Credit Co.
 6.125%, 12/01/05 ...............$10,000,000           9,810,400
RAC Financial Group, Inc.:
 7.25% Conv., 08/15/03 ..........    195,000             469,950
 7.25% Conv. Sub., 08/15/03+  ...    625,000           1,506,250
                                                     -----------
                                                      11,786,600
                                                     -----------
INSURANCE (1.5%)
John Hancock Mutual Life
 Insurance Co.
 7.375%, 02/15/24+ ..............    23,750,000       24,918,262
Penn Treaty American Corp.:
 6.25% Conv., 12/01/03 ..........       330,000          425,287
 6.25% Conv., 12/01/03+ .........       905,000        1,166,319
                                                     -----------
                                                      26,509,868
                                                     -----------
MORTGAGE RELATED (7.2%)
Federal Home Loan Mortgage
 Corp.:
 7.0%, 09/01/11 .................    25,507,811       25,898,412
 7.0%, 01/01/12..................     5,527,207        5,611,845
Federal National Mortgage
 Association:
 6.5%, 09/01/11 .................    16,671,267       16,718,113
 6.5%, 06/01/11 .................    40,495,952       40,749,052
 7.0%, 05/01/26 .................    26,800,480       27,051,601
 7.0%, 09/01/27 .................     8,695,225        8,757,657
                                                     -----------
                                                     124,786,680
                                                     -----------

                                       60

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

=================================================================
                                     PRINCIPAL          VALUE
                                       AMOUNT         (NOTE 1)
-----------------------------------------------------------------
U.S. GOVERNMENT (28.9%)
U.S. Treasury:
 6.125% Note, 08/31/98 ..........   $15,000,000    $   15,051,570
 6.375% Note, 05/15/99 ..........    52,000,000        52,471,276
 6.75% Note, 04/30/00 ...........    21,600,000        22,092,761
 6.0% Note, 08/15/00 ............    68,850,000        69,344,894
 6.25% Note, 04/30/01 ...........    43,000,000        43,671,875
 6.5% Note, 08/31/01 ............    81,600,000        83,614,541
 6.5% Note, 05/31/02 ............    86,335,000        88,871,091
 5.75% Note, 08/15/03 ...........    21,700,000        21,720,355
 6.875% Note, 05/15/06 ..........    41,085,000        43,973,810
 6.125% Bond, 11/15/27 ..........    55,405,000        56,928,637
                                                   --------------
                                                      497,740,810
                                                   --------------
 TOTAL CREDIT SENSITIVE (39.9%)                       688,163,623
                                                   --------------
ENERGY
COAL & GAS PIPELINES (0.1%)
Nabors Industries, Inc.
 5.0% Conv., 05/15/06 ...........     1,125,000         2,036,250
                                                   --------------
GAS (0.4%)
RAS Laffan Liquid Natural Gas
 8.294%, 03/15/14+ ..............     7,730,000         7,273,976
                                                   --------------

OIL--SUPPLIES &
 CONSTRUCTION (0.2%)
Diamond Offshore Drilling, Inc.
 3.75% Conv. Sub. Note, 02/15/07      1,090,000         1,442,887
Parker Drilling Corp.
 5.5% Conv. Sub., 08/01/04  .....       960,000         1,029,000
Seacor Holdings, Inc.:
 5.375% Conv., 11/15/06 .........        90,000           101,925
 5.375% Conv., 11/15/06+ ........       755,000           855,037
                                                   --------------
                                                        3,428,849
                                                   --------------
 TOTAL ENERGY (0.7%) ............                      12,739,075
                                                   --------------
TECHNOLOGY
ELECTRONICS (1.3%)
Altera Corp.
 5.75% Conv. Sub. Note,
 06/15/02+ ......................     1,465,000         2,010,712
Baan Co.:
 4.5% Conv. Sub. Note, 12/15/01+        805,000         1,233,662
 4.5% Conv. Sub. Note,
 12/15/01 .......................       230,000           352,475
Cymer, Inc.
 3.5% Conv., 08/06/04+(a) .......     1,420,000         1,073,875
Integrated Process Equipment
 6.25% Conv., 09/15/04+ .........     2,110,000         1,748,663
Level One Communications:
 4.0% Conv., 09/01/04 ...........       360,000           338,400
 4.0% Conv., 09/01/04+ ..........     1,140,000         1,071,600
Photronics, Inc.
 6.0% Conv., 06/01/04 ...........     1,870,000         2,143,488
Quantum Corp.
 5.0% Conv., 03/01/03+ ..........       355,000           644,325
Sanmina Corp.
 5.5% Conv., 08/15/02+ ..........     1,345,000         3,259,944
SCI Systems, Inc.
 5.0% Conv., 05/01/06+ ..........     1,670,000         3,110,375
Solectron Corp.
 6.0% Conv., 03/01/06+ ..........   $ 1,070,000    $    1,467,238
Wind River Systems, Inc.
 5.0% Conv., 08/01/02+ ..........     1,390,000         1,487,300
Xilinx, Inc.
 5.25% Conv., 11/01/02+ .........     1,865,000         1,804,388
                                                   --------------
                                                       21,746,445
                                                   --------------
TELECOMMUNICATIONS (0.1%)
Comverse Technology, Inc.:
 5.75% Conv., 10/01/06 ..........       185,000           199,338
 5.75% Conv. Sub., 10/01/06+  ...     1,605,000         1,729,388
                                                   --------------
                                                        1,928,726
                                                   --------------
 TOTAL TECHNOLOGY (1.4%) ........                      23,675,171
                                                   --------------
TOTAL LONG-TERM DEBT SECURITIES (44.9%)
 (Cost $752,359,876).............                     773,471,319
                                                   --------------

SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (5.4%)
Federal Home Loan Mortgage Corp.
 6.0%, due 01/02/98 .............    92,700,000        92,684,550
                                                   --------------
TOTAL SHORT-TERM DEBT SECURITIES (5.4%)
 (Cost $92,684,550)..............                      92,684,550
                                                   --------------
TOTAL INVESTMENTS (99.3%)
 (Cost/Amortized Cost $1,529,925,684)               1,711,741,713
OTHER ASSETS
 LESS LIABILITIES (0.7%).........                      12,346,816
                                                   --------------
NET ASSETS (100.0%) .............                  $1,724,088,529
                                                   ==============

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

DISTRIBUTION OF INVESTMENTS BY
GLOBAL REGION
As a Percentage of Total
Investments
Australia ................    0.2%
Canada ...................    0.1
France ...................    1.1
Germany ..................    0.6
Japan ....................    1.8
Netherlands ..............    0.6
Scandinavia ..............    0.6
Southeast Asia ...........    0.4
Spain ....................    0.4
Switzerland ..............    0.6
United Kingdom ...........    2.3
United States** ..........   90.8
Other European Countries      0.5
                            -----
                            100.0%
                            =====

------------
*      Non-income producing.
**     Includes Short-Term Debt Securities of 5.4%.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1997, these securities amounted to $68,953,728 or 4.0% of net assets.
(a) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 1997.
       Glossary:
       ADR--American Depository Receipt
       GDR--Global Depository Receipt

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
COMMON STOCKS AND OTHER
 INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.2%)
AGA AB (A Shares) ................     3,400      $    46,890
Akzo Nobel N.V. ..................     4,000          689,665
Asahi Chemical Industry Co.  .....    27,000           91,466
Bayer AG .........................    25,400          942,466
BOC Group PLC ....................     6,825          112,268
GP Batteries International Ltd.  .   180,000          468,867
GP Batteries International
 Ltd.--Warrants*..................     5,750            4,719
Imperial Chemical Industries PLC      18,212          284,614
Indo Gulf Fertilisers & Chemicals
 Corp. Ltd. (GDR)+................    50,000           40,000
Ishihara Sangyo Kaisha Ltd.*  ....    90,000          100,019
Johnson Matthey PLC ..............    25,000          223,900
Kuraray Co. Ltd. .................     6,000           49,665
L'Air Liquide ....................     2,035          318,513
Linde AG .........................       150           90,970
Mitsui Chemicals, Inc.* ..........     9,000           17,521
Royal Group Technologies Ltd.* ...    10,000          231,875
Sanyo Chemicals Industries Ltd.  .     9,000           52,424
Solvay Et Cie Societe Anonyme  ...     1,200           75,463
Sumitomo Chemical Co. Ltd.  ......    28,000           64,380
Toray Industries, Inc. ...........    29,000          130,025
UBE Industries Ltd. ..............    14,000           17,812
                                                  -----------
                                                    4,053,522
                                                  -----------
CHEMICALS--SPECIALTY (0.5%)
Cytec Industries, Inc.* ..........    57,900        2,717,681
Kyowa Hakko Kogyo Co. ............     8,000           34,643
NGK Insulators ...................     6,000           53,344
SGL Carbon AG+ ...................    15,000        1,917,785
Solutia, Inc. ....................   113,000        3,015,687
UCAR International, Inc.* ........     5,000          199,688
                                                  -----------
                                                    7,938,828
                                                  -----------
METALS & MINING (0.2%)
Alusuisse Lonza Holding AG  ......        90           86,457
Bethlehem Steel Corp.* ...........   330,000        2,846,250
Degussa AG .......................     2,500          123,683
Granges AB* ......................       550            8,624
Great Central Mines Ltd. .........    75,000           80,617
Gwalia Consolidated Ltd.* ........    88,300           46,594
Japan Energy Corp. ...............    19,000           17,911
Mitsubishi Materials Corp.  ......    24,000           38,628
Randgold Resources Ltd. (GDR)*+  .     7,600           39,900
Rio Tinto Ltd. ...................     5,800           67,645
Rio Tinto PLC ....................    27,615          339,895
Sumitomo Metal Mining Co. ........    10,000           32,956
Toho Titanium* ...................    48,000          404,675
WMC Ltd. .........................    40,700          141,850
                                                  -----------
                                                    4,275,685
                                                  -----------
PAPER (0.2%)
Amcor Ltd. .......................     8,900           39,136
Asia Pacific Resources
 International Ltd. (Class A)*  ..     5,000            9,375
Asia Pacific Resources
 International Ltd.
 (Class A)--Warrants* ............     5,000      $       625
Enso Oy (Series R) ...............    30,000          232,253
Fletcher Challenge Forest ........     4,256            3,534
Grupo Industrial Durango (ADR)*  .    12,000          171,000
Jefferson Smurfit Corp.* .........    79,300        1,120,113
Nippon Paper Industries Co.  .....     2,000            7,848
Oji Paper Co. Ltd. ...............    22,000           87,511
Stone Container Corp.* ...........   123,000        1,283,812
Svenska Cellulosa (Series B)  ....     3,200           71,940
UPM-Kymmene Oy ...................     3,292           65,829
                                                  -----------
                                                    3,092,976
                                                  -----------
STEEL (0.1%)
Broken Hill Proprietary Co. Ltd. .    50,000          464,157
Kawasaki Steel Corp. .............    54,000           73,669
Nippon Steel Corp. ...............   217,000          320,989
NKK Corp. ........................    85,000           67,752
Sumitomo Metal Industries ........   268,000          343,024
Thyssen AG .......................       450           96,056
Usinor Sacilor ...................     3,500           50,536
                                                  -----------
                                                    1,416,183
                                                  -----------
 TOTAL BASIC MATERIALS (1.2%)  ...                 20,777,194
                                                  -----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (1.4%)
B.U.S. Berzelius Umwelt-Service
 AG ..............................    22,000          293,505
Daiseki Co. Ltd. .................     7,600           78,636
Matsuda Sangyo Co. Ltd. ..........    12,000           72,474
Powerscreen International PLC  ...    75,000          752,988
Rentokil Initial PLC .............   177,200          771,663
Tomra Systems ASA ................   102,660        2,293,441
United States Filter Corp.*  .....    75,000        2,245,312
USA Waste Services, Inc.* ........   177,000        6,947,250
Waste Management, Inc. ...........   390,500       10,738,750
                                                  -----------
                                                   24,194,019
                                                  -----------
PRINTING, PUBLISHING &
 BROADCASTING (2.8%)
British Sky Broadcasting Group
 PLC .............................    50,476          378,240
Cablevision Systems Corp.
 (Class A)* ......................    53,500        5,122,625
Carlton Communications PLC  ......   200,900        1,551,657
CBS Corp. ........................   291,250        8,573,672
Dai Nippon Printing Co. Ltd.  ....    19,000          356,773
Elsevier N.V. ....................    66,445        1,074,838
Havas ............................       200           14,389
Liberty Media Group (Class A)* ...   301,150       10,916,688
Mediaset Spa .....................   140,000          687,733
Mirror Group PLC .................    70,000          224,311
New York Times Co. (Class A)  ....   100,300        6,632,337
News Corp. Ltd. ..................    59,900          330,515
Nippon Television Network Corp.  .     2,000          587,086
Pegasus Communications Corp.
 (Class A)* ......................     1,128           22,983
Reader's Digest Association, Inc.
 (Class A) .......................   100,000        2,362,500

                                       63

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
Reed International PLC ...........    80,000      $   801,932
Star Publications BHD ............    20,000           22,831
Takara Printing Co. ..............    11,000           32,880
Time Warner, Inc. ................   103,000        6,386,000
Tokyo Broadcasting System, Inc. ..    45,000          569,075
Toppan Printing Co. ..............     7,000           91,205
Ver Ned Uitgeversbedr Ver Bezit
 N.V. ............................     6,000          169,260
                                                  -----------
                                                   46,909,530
                                                  -----------
PROFESSIONAL SERVICES (0.3%)
Adecco SA ........................       275           79,742
Alvern Norway ASA* ...............    76,550          181,378
Apcoa Parking AG+ ................     3,000          220,128
Asatsu, Inc. .....................    22,400          322,759
Brisa-Auto Estradas de Portugal
 SA* .............................     7,000          250,753
Content Beheer N.V.+ .............    53,000        1,306,932
Meitec ...........................    61,800        1,738,310
Secom Co. ........................     2,000          127,841
WPP Group PLC ....................   100,000          445,335
                                                  -----------
                                                    4,673,178
                                                  -----------
TRUCKING, SHIPPING (0.8%)
Brambles Industries Ltd. .........    90,000        1,785,295
Frontline Ltd.* ..................   400,000        1,613,908
Irish Continental Group PLC  .....    30,000          367,082
Knightsbridge Tankers Ltd.  ......   110,700        3,134,194
Mitsui O.S.K. Lines Ltd.* ........    19,000           26,357
Nippon Express Co. Ltd. ..........    20,000           99,636
Nippon Yusen K.K. ................    13,000           35,670
OMI Corp.* .......................   652,900        5,998,519
Penninsular & Oriental Steam
 Navigation Co. ..................    10,466          119,102
Yamato Transport Co. Ltd. ........     8,000          107,300
                                                  -----------
                                                   13,287,063
                                                  -----------
 TOTAL BUSINESS SERVICES (5.3%) ..                 89,063,790
                                                  -----------
CAPITAL GOODS
AEROSPACE (0.0%)
British Aerospace ................    11,284          321,722
Rolls-Royce PLC ..................    22,528           86,998
                                                  -----------
                                                      408,720
                                                  -----------
BUILDING & CONSTRUCTION (0.2%)
ABB AG ...........................       300          376,926
CSR Ltd. .........................    16,900           57,249
Daito Trust Construction Co.  ....    17,200          105,065
Daiwa House Industry Co. Ltd.  ...     9,000           47,595
Hitachi Plant Engineering &
 Construction Co. ................    25,000           55,758
Hochtief AG ......................     1,500           61,703
Japan Industrial Land Development     19,000           45,871
Kaneshita Construction ...........    26,000          117,570
Kumagai Gumi Co. .................     6,000            3,265
MacMahon Holdings Ltd. ...........   600,000          187,617
Mancon BHD .......................    47,999           17,400
Metacorp BHD .....................    10,000            4,242
Mitsui Home Co. Ltd. .............    32,000          174,133
Nanno Construction Co. Ltd.  .....    26,000           20,924
Nawarat Patanakarn Public Co.  ...    80,000            3,323
Nippon Denwa Shisetsu ............    30,000          114,965
Nishimatsu Construction Co.  .....     4,000      $    12,569
Obayashi Corp. ...................    12,000           40,835
Ohmoto Gumi Co. Ltd. .............    15,000           64,380
Oriental Construction Co. ........    12,800           55,919
Pacific Rim Infra Management
 Enterprises Ltd.* ...............   493,200           16,230
Penta-Ocean Construction .........     5,000            7,013
PS Corp. .........................    31,200          118,368
Sanyo Engineering & Construction
 Co. .............................    18,000           64,840
Sekisui House Ltd. ...............    13,000           83,595
Shimizu Corp. ....................    15,000           34,719
Sho Bond Corp. ...................    54,000          976,739
Skanska AB (Series B) ............     1,620           66,413
Suido Kiko Kaisha ................     9,000           18,072
Taisei Corp. .....................    20,000           32,803
Toda Corp. .......................    30,000           81,625
United Engineers Malaysia BHD ....    11,000            9,163
Wesco, Inc. ......................    10,800           26,488
YTL Corp. BHD ....................    16,500           22,272
YTL Corp. BHD--Rights* ...........     1,650                0
                                                  -----------
                                                    3,125,649
                                                  -----------
BUILDING MATERIALS & FOREST
 PRODUCTS (0.5%)
BPB PLC ..........................    90,000          502,851
Blue Circle Industries PLC  ......    13,338           74,851
Chichibu Onoda Cement Co. ........    11,000           20,234
Cie de St. Gobain ................     3,150          447,495
Dahl International AB+ ...........    45,000          663,107
Fujikura Ltd. ....................   132,000          874,098
Furukawa Electric Co. ............    13,000           55,696
Heidelberg Zement AG .............     1,100           77,106
Holderbank Financiere Glaris AG  .        80           65,293
Lafarge SA .......................     6,850          449,458
Martin Marietta Materials, Inc.  .   124,200        4,541,063
Nichiha Corp. ....................    70,700          432,409
Portland Valderrivas SA ..........     4,900          440,630
Rexam PLC ........................    13,121           64,470
RMC Group PLC ....................     4,518           63,108
Sumitomo Forestry Co. ............     7,000           34,068
Wolseley PLC .....................    10,088           80,070
                                                  -----------
                                                    8,886,007
                                                  -----------
ELECTRICAL EQUIPMENT (1.3%)
Alcatel Alsthom ..................     6,000          762,649
Daikin Industries Ltd. ...........     5,000           18,854
General Electric Co. .............   255,000       18,710,625
General Electric Co. PLC .........    61,328          397,579
Kinden Corp. .....................     5,000           53,267
Mabuchi Motor Co. ................    10,000          508,143
Schneider SA .....................     2,250          122,173
Siemens AG .......................    14,750          889,616
Sumitomo Electric Industries  ....    31,000          422,916
Yaskawa Electric Corp. ...........    14,000           34,873
                                                  -----------
                                                   21,920,695
                                                  -----------
MACHINERY (1.9%)
Allied Signal, Inc. ..............   163,200        6,354,600
Amada Co. Ltd. ...................     5,000           18,586
Asahi Diamond Industry Co. Ltd.  .    33,000          143,913

                                       64

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
Cie Generale de Geophysique SA
 (ADR)* ..........................    169,223     $ 4,336,339
Coltec Industries, Inc.* .........    128,000       2,968,000
Construcciones y Auxiliar de
 Ferrecarriles SA ................      3,000         110,666
Ebara Corp. ......................      5,000          52,884
Enshu* ...........................     51,000          63,713
Fanuc Co. ........................      5,900         223,384
IHC Caland N.V. ..................     10,000         518,827
Ishikawajima Harima Heavy
 Industries Co. Ltd. .............     82,000         122,552
Kalmar Industries AB+ ............     16,050         258,744
Kawasaki Heavy Industries Ltd.  ..    112,000         173,397
Keyence Corp. ....................        400          59,168
Komatsu Ltd. .....................     29,000         145,583
Kubota Corp. .....................     33,000          87,005
Mitsubishi Heavy Industries Ltd. .    170,000         708,795
Namura Shipbuilding ..............     20,000          45,219
Nireco ...........................     11,000          40,468
Nitta Corp. ......................     38,600         390,512
Nitto Kohki Co. Ltd. .............     32,000         348,266
Rauma Oy .........................         92           1,435
Rofin-Sinar Technologies, Inc.*  .     20,000         242,500
SMC Corp. ........................     11,200         987,162
Sodick Co.* ......................    126,000         361,173
Thai Engine Manufacturing Public
 Co. Ltd. ........................    100,000         166,148
United Technologies Corp. ........    166,000      12,086,875
                                                  -----------
                                                   31,015,914
                                                  -----------
 TOTAL CAPITAL GOODS (3.9%)  .....                 65,356,985
                                                  -----------
CONSUMER CYCLICALS
AIRLINES (0.2%)
British Airways PLC ..............     45,000         414,113
Cathay Pacific Airways ...........     41,000          33,333
Japan Air Lines Co.* .............     24,000          65,300
KLM ..............................     13,700         506,744
Lufthansa AG .....................     58,000       1,089,747
Quantas Airways Ltd. .............     40,000          70,773
Singapore Airlines Ltd. ..........     70,000         457,925
Virgin Express Holdings PLC
 (ADR)* ..........................     24,000         498,000
                                                  -----------
                                                    3,135,935
                                                  -----------
APPAREL, TEXTILES (0.3%)
Carli Gry International A/S  .....     20,000       1,123,776
King Co. .........................     62,000          59,398
Liz Claiborne, Inc. ..............     70,000       2,926,875
PT Great River International  ....  1,709,000         139,827
Teijin Ltd. ......................     18,000          37,663
                                                  -----------
                                                    4,287,539
                                                  -----------
AUTO RELATED (0.6%)
Asahi Glass Co. Ltd. .............     29,000         137,804
Bridgestone Corp. ................     22,000         477,179
Bridgestone Metalpha Corp.  ......     11,000          40,889
Denso Corp. ......................     30,000         540,333
LucasVarity PLC ..................     15,000          52,997
Michelin (CGDE), (Class B)  ......      8,000         402,758
Minebea Co. Ltd. .................     78,000         836,942
NGK Spark Plug Co. ...............     48,000         272,236
Republic Industries, Inc.*  ......    261,900       6,105,544
Toyoda Gosei .....................     32,000     $   115,762
                                                  -----------
                                                    8,982,444
                                                  -----------
AUTOS & TRUCKS (0.5%)
Daimler-Benz AG ..................     23,950       1,690,792
Fiat Spa .........................     74,250         215,950
Harley-Davidson, Inc. ............    249,000       6,816,375
Honda Motor Co. Ltd. .............      3,000         110,136
Isuzu Motors Ltd. ................     15,000          23,338
Perusahaan Otomobil Nasional  ....      9,000           8,793
Peugeot SA .......................        700          88,278
                                                  -----------
                                                    8,953,662
                                                  -----------
FOOD SERVICES, LODGING (1.5%)
AAPC Ltd. ........................    400,000         164,165
Accor SA .........................      9,000       1,673,341
Compass Group PLC ................    220,000       2,707,837
Fujita Kanko, Inc. ...............      3,000          32,190
Host Marriott Corp.* .............    250,300       4,912,137
ITT Corp.* .......................    185,100      15,340,162
QPQ Corp.--Warrants* .............     16,400              64
Restaurant Brands NZ Ltd.*+  .....    300,000         296,131
Sanyo Pax Co. Ltd. ...............     33,000         285,802
Takihyo Co. Ltd. .................     24,000         104,848
                                                  -----------
                                                   25,516,677
                                                  -----------
HOUSEHOLD FURNITURE,
 APPLIANCES (1.0%)
Elamex S.A. de C.V.* .............     73,400         550,500
Electrolux B .....................      1,100          76,336
Industrie Natuzzi Spa (ADR)  .....     30,000         618,750
Philips Electronics ..............      2,680         160,722
Sanyo Electric Co. Ltd. ..........     56,000         145,928
Sony Corp. .......................     12,000       1,066,871
Sunbeam Corp. ....................    320,600      13,505,275
Tostem Corp. .....................      2,000          21,460
Toto Ltd. ........................      5,000          31,960
                                                  -----------
                                                   16,177,802
                                                  -----------
LEISURE RELATED (1.9%)
Aristocrat Leisure Ltd. ..........     37,500          74,509
Capcom Co. Ltd. ..................      3,900          40,054
Carnival Corp. (Class A) .........    122,200       6,766,825
Cendant Corp.* ...................    251,000       8,628,125
Cinar Films, Inc. (Class B)*  ....     14,000         544,250
Cyrk, Inc.* ......................    296,100       2,868,469
Disney (Walt) Co. ................     66,507       6,588,350
EMI Group PLC ....................     30,001         250,445
Granada Group PLC ................     25,587         391,039
Hoyts Cinemas Group+ .............    500,000         879,456
Imagineer Co. Ltd. ...............     14,000         109,446
KTM Motorradholding AG* ..........     10,000         505,086
Mars Engineering Corp. ...........      4,100          22,625
NAMCO Ltd. .......................      6,400         185,905
Nelvana Limited*+ ................     18,000         346,287
Nintendo Co. Ltd. ................      5,000         490,515
Nippon Broadcasting System  ......     24,000         949,147
Rank Group PLC ...................     32,498         181,040
Resorts World BHD ................     24,000          40,417
S.M.H. Porteur AG ................        100          55,187
Sega Enterprises Ltd. ............      2,000          36,176

                                       65

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
Tag Heuer International SA (ADR)*     50,200     $    414,150
Toei Co. Ltd. ....................    32,000          116,497
Toho Co. .........................       400           42,614
Tokyo Dome Corp. .................     3,000           19,958
Tourism Holdings Ltd. ............    70,000           47,962
@Entertainment, Inc.* ............   138,300        1,538,587
                                                 ------------
                                                   32,133,121
                                                 ------------
PHOTO & OPTICAL (0.1%)
Fuji Photo Film Co. ..............    16,000          613,144
Noritsu Koki Co. Ltd. ............    43,400        1,071,071
                                                 ------------
                                                    1,684,215
                                                 ------------
RETAIL--GENERAL (2.9%)
Aldeasa SA* ......................    30,823          653,484
Boots Co. PLC ....................    35,540          511,903
British Airport Authority PLC  ...    40,000          327,346
Carrefour ........................     1,225          639,113
Centros Comerciales Pryca SA  ....     4,000           59,600
Daiei, Inc. ......................    14,000           57,942
Dayton Hudson Corp. ..............   169,700       11,454,750
Dixons Group PLC .................   160,000        1,606,494
Doshisha Co. .....................     7,000           34,336
Eiden Sakakiya Co. Ltd. ..........    25,000           92,930
Fingerhut Companies, Inc. ........   145,000        3,099,375
Great Universal Stores PLC........    39,213          494,246
Harvey Nicholos PLC ..............    30,600           95,542
Hennes & Mauritz AB
 (B Shares) ......................     2,500          110,203
Homac Corp. ......................    11,000           55,559
Home Depot, Inc. .................   185,900       10,944,862
Home Wide Corp....................    16,000           53,344
Isetan Co. .......................    79,000          329,987
Japan Airport Terminal Co. Ltd.  .    67,000          421,077
Karstadt AG ......................       150           51,864
Kohls Corp.* .....................   102,700        6,996,437
Kokuyo Co. Ltd. ..................    12,000          206,936
Koninklijke Ahold N.V. ...........     5,367          140,021
Limited, Inc. ....................   212,500        5,418,750
Marks & Spencer PLC...............    90,055          886,447
Marui Co. Ltd. ...................     7,000          108,910
Metro AG .........................     2,280           80,860
Paris Miki, Inc. .................    37,200          399,157
Pinault Printemps ................       600          320,113
S.T. Dupont*+ ....................    29,100          381,005
Sainsbury (J) PLC ................    26,514          221,774
Sato Corp. .......................    47,440          807,180
Smith (W.H.) Group PLC ...........    70,000          447,472
Sriwani Holdings BHD .............   278,000           73,619
Swank International Manufacturing
 Co.* ............................   300,000           32,520
Thistle Hotels PLC+ ..............   131,600          342,943
Warehouse Group Ltd. .............   140,000          373,938
Xebio Co. Ltd. ...................     5,800           46,231
                                                 ------------
                                                   48,378,270
                                                 ------------
 TOTAL CONSUMER CYCLICALS (9.0%)                  149,249,665
                                                 ------------
CONSUMER NONCYCLICALS
BEVERAGES (1.1%)
Asahi Breweries Ltd. .............     8,000          116,497
Bass PLC .........................    22,100          343,014
Cadbury Schweppes PLC ............    18,792     $    189,455
Carlsberg 'A' ....................       900           48,648
Coca-Cola Co. ....................   189,500       12,625,438
Coca-Cola Amatil Ltd. ............     2,000           14,939
Diageo PLC .......................   190,000        1,746,915
Heineken N.V. ....................       801          139,449
Kirin Brewery Co. ................    16,000          116,497
Louis Dreyfus Citrus .............    42,440        1,297,493
Panamerican Beverages, Inc.  .....    18,000          587,250
Quilmes Industrial Quins (ADR) ...    22,000          301,125
                                                 ------------
                                                   17,526,720
                                                 ------------
CONTAINERS (0.9%)
Owens-Illinois, Inc.* ............    70,000        2,655,625
Sealed Air Corp.* ................   206,300       12,739,025
Toyo Seikan Kaisha ...............     3,000           42,767
                                                 ------------
                                                   15,437,417
                                                 ------------
DRUGS (3.5%)
Astra AB (A Shares) ..............    25,000          432,940
Centocor, Inc.* ..................   260,602        8,665,017
Daiichi Pharmaceutical Co.  ......     5,000           56,333
Eisai Co. Ltd. ...................     5,000           76,260
Geltex Pharmaceuticals, Inc.*  ...    22,700          601,550
Glaxo Wellcome PLC ...............    66,706        1,578,503
Hafslund ASA (B Shares) ..........    11,700           55,761
Merck & Co., Inc. ................    94,700       10,061,875
Novartis AG ......................     2,151        3,490,496
Novo-Nordisk A/S (B Shares)  .....     6,000          858,156
Orion-Yhtyma Oy (B Shares)  ......    71,000        1,875,636
Pfizer, Inc. .....................   175,100       13,055,894
Roche Holding AG Genusscheine  ...       150        1,489,730
Rohto Pharmaceutical Co. Ltd.  ...     2,000           12,876
Sankyo Co. Ltd. ..................    48,000        1,085,265
Santen Pharmaceutical Co. Ltd.  ..   110,000        1,264,610
Schering AG ......................     1,250          120,556
Schering Plough Corp. ............   110,000        6,833,750
Smithkline Beecham PLC ...........   317,338        3,248,839
Taisho Pharmaceutical Co. ........    22,000          561,487
Yamanouchi Pharmaceutical Co.
 Ltd. ............................    86,000        1,845,564
Zeneca Group PLC .................    30,000        1,053,522
                                                 ------------
                                                   58,324,620
                                                 ------------
FOODS (1.4%)
Ajinomoto Co., Inc. ..............     9,000           87,603
Campbell Soup Co. ................   154,755        8,995,134
Fyffes PLC ....................... 1,100,000        1,643,333
Groupe Danone ....................     2,100          375,093
Karlshamns AB*+ ..................    66,000        1,030,743
Nestle SA ........................       930        1,393,886
Nippon Meat Packers, Inc. ........     4,000           54,570
Nissin Food Products Co. .........     3,000           54,493
Nutricia Verenigde Bedrijven
 N.V.+ ...........................    19,000          576,283
Oie Sangyo Co. Ltd. ..............     6,000           24,832
PT Sekar Bumi ....................   238,000            7,573
Rite Aid Corp. ...................    72,500        4,254,844
Shiram Industrial Enterprises
 Ltd. (ADR)*+ ....................    24,000           48,000
Tingyi Holdings Corp. ............   480,000           62,563
Tyson Foods, Inc. ................   237,000        4,858,500

                                       66

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
Yamakazi Baking Co. ..............     4,000     $     38,935
                                                 ------------
                                                   23,506,385
                                                 ------------
HOSPITAL SUPPLIES & SERVICES (1.3%)
Cochlear Ltd. ....................     8,000           26,058
Columbia/HCA Healthcare Corp. ....   160,000        4,740,000
Medtronic, Inc. ..................   214,068       11,198,432
NIC Corp. ........................     4,000           21,767
Scandinavian Mobility
 International A/S ...............     8,000           73,556
United Healthcare Corp. ..........   100,000        4,968,750
                                                 ------------
                                                   21,028,563
                                                 ------------
RETAIL--FOOD (0.2%)
Daimon Co. Ltd. ..................    10,000           19,927
Familymart Co. ...................    23,200          832,159
Ito Yokado Co. Ltd. ..............    14,000          713,547
Jusco Co. ........................     9,000          126,921
McBride PLC ......................    60,000          174,519
Santa Isabel S.A. (ADR) ..........    12,000          210,000
Seven-Eleven Japan Co. Ltd.  .....    18,600        1,317,218
Tesco PLC ........................    71,199          579,158
                                                 ------------
                                                    3,973,449
                                                 ------------
SOAPS & TOILETRIES (1.6%)
Avon Products, Inc. ..............   141,600        8,690,700
BIC ..............................     1,200           87,590
Gillette Corp. ...................   151,970       15,263,487
L'Oreal ..........................     2,455          960,625
Unilever PLC......................   102,420          876,881
Unilever N.V. CVA ................    15,160          934,579
                                                 ------------
                                                   26,813,862
                                                 ------------
TOBACCO (1.5%)
Imperial Tobacco Group PLC  ......   127,000          799,320
Japan Tobacco, Inc. ..............        46          326,469
Philip Morris Cos., Inc. .........   509,200       23,073,125
RJ Reynolds BHD ..................    80,000          130,608
Rothmans of Pall Mall BHD ........     6,000           46,664
Swedish Match AB .................   360,000        1,201,526
                                                 ------------
                                                   25,577,712
                                                 ------------
 TOTAL CONSUMER NONCYCLICALS (11.5%)              192,188,728
                                                 ------------
CREDIT SENSITIVE
BANKS (2.6%)
ABN Amro Holding N.V. ............    26,124          508,913
Akita Bank .......................    29,000          113,355
Asahi Bank Ltd. ..................    49,000          199,042
Banca Commerciale Italiana  ......    35,000          121,679
Banco Bilbao Vizcaya SA ..........    19,392          627,519
Banco Latinoamericano de
 Exportaciones S.A. (E Shares) ...    15,000          620,625
Banco Santander SA ...............    13,221          441,712
Bank Austria AG ..................       920           46,614
Bank of Tokyo-Mitsubishi Bank
 Ltd. ............................    88,000        1,214,026
Banque Nationale de Paris ........     4,450          236,530
Barclays PLC .....................    30,000          797,660
Chase Manhattan Corp. ............   109,600       12,001,200
Cie Financiere de Paribas A  .....     2,750          238,972
Citicorp .........................    82,700       10,456,381
Credit Suisse Group ..............     6,700        1,036,768
Dai-Ichi Kangyo Bank .............   110,000     $    649,167
Deutsche Bank AG .................    13,300          930,065
Dresdner Bank AG .................     2,900          131,866
Forenings Sparbanken AB
 (A Shares) ......................    12,000          272,799
Fuji Bank Ltd. ...................    63,000          254,945
Grupo Financiero Banorte
 (Class B)* ......................    22,500           39,082
Hang Seng Bank ...................    58,000          559,492
HSBC Holdings PLC ................    20,000          492,967
HSBC Holdings PLC (H.K.$) ........    37,374          922,481
Instituto Mobiliare Italiano  ....    10,000          118,711
Lloyds TSB Group PLC .............   167,866        2,170,978
Malayan Banking BHD ..............    29,000           84,252
Mediobanca Spa ...................    10,000           78,519
Mitsubishi Trust & Banking Corp.      42,000          421,690
National Australia Bank Ltd.  ....    55,400          773,414
Sakura Bank Ltd. .................    82,000          234,420
Shizuoka Bank Ltd. ...............    31,000          332,631
Skandinaviska Enskilda Banken
 (Series A) ......................   103,120        1,305,251
Societe Generale .................     2,400          326,992
Sumitomo Bank Ltd. ...............   114,000        1,301,859
Suncorp-Metway Ltd.* .............   371,652          932,132
Svenska Handelbanken
 (Series A) ......................     3,100          107,174
Toho Bank ........................    50,000          199,272
Union Bank of Switzerland ........       850        1,229,168
United Overseas Bank Ltd. ........    10,000           55,605
                                                 ------------
                                                   42,585,928
                                                 ------------
FINANCIAL SERVICES (5.1%)
Abbey National PLC ...............    14,314          256,628
Aiful Corp.* .....................     8,900          603,679
Amvescap PLC .....................    90,000          773,503
Associates First Capital Corp.  ..    61,600        4,381,300
Beneficial Corp. .................    90,200        7,497,875
CMAC Investment Corp. ............   100,000        6,037,500
CMIC Finance & Securities Public
 Co. Ltd. ........................   200,000                0
Credit Saison Co. ................    81,700        2,016,279
Daiwa Securities Co. Ltd. ........    19,000           65,530
Fleet Financial Group, Inc.  .....    87,500        6,557,031
Green Tree Financial Corp.  ......   191,800        5,022,762
Groupe Bruxelles Lambert SA  .....       450           65,099
Hong Leong Finance Ltd. ..........    40,000           43,057
JCG Holdings Ltd. ................    60,000           25,745
MBNA Corp. .......................   524,175       14,316,530
Merrill Lynch & Co., Inc. ........   108,900        7,942,894
Morgan Stanley, Dean Witter,
 Discover & Co. ..................   389,100       23,005,538
Newcourt Credit Group, Inc.*  ....    57,200        1,909,050
Nichiei Co. Ltd. .................     4,600          490,056
Nomura Securities Co. ............    61,000          813,489
PMI Group, Inc. ..................    15,900        1,149,769
Sanyo Shinpan Finance Co. Ltd.  ..     8,000          353,784
Schroders PLC ....................     3,875          121,816
Takefuji Corp. ...................    32,160        1,476,439
                                                 ------------
                                                   84,925,353
                                                 ------------

                                       67

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
INSURANCE (4.0%)
Aegon N.V. .......................    12,000      $ 1,068,232
Allianz AG .......................     9,000        2,321,354
Assicurazioni Generali ...........    21,800          535,449
ASR Verzekeringsgroep N.V.  ......    22,900        1,245,713
Commercial Union PLC .............    10,726          149,645
Corporacion Mapfre Cia Inter SA ..    44,000        1,166,787
Fortis AG ........................       740          154,387
Fortis Amev N.V. .................    17,000          741,154
General Accident PLC .............     8,971          155,529
GIO Australia Holdings Ltd.  .....   200,000          511,127
ING Groep N.V. ...................    30,000        1,263,532
Istituto Naz Delle Assicurazioni      60,000          121,594
Koa Fire & Marine ................    12,000           45,066
Legal & General Group PLC ........    23,090          201,862
Life Re Corp. ....................   240,000       15,645,000
MGIC Investment Corp. ............    97,300        6,470,450
Mitsui Marine & Fire Insurance
 Co. .............................    13,000           66,358
Norwich Union PLC* ...............    90,000          576,800
Pacific & Orient BHD .............   150,000           68,646
PennCorp Financial Group, Inc.  ..   144,600        5,160,412
Providian Financial Corp. ........   128,500        5,806,594
Prudential Corp. PLC..............    62,486          753,697
Royal & Sun Alliance Insurance
 Group PLC .......................    49,613          499,774
Schweizerische
 Ruckversicherungs-Gesellschaft ..       640        1,197,179
Skandia Forsakrings AB ...........     2,500          117,917
Tokio Marine & Fire Insurance Co.     34,000          385,668
Travelers Group, Inc. ............   346,401       18,662,354
Willis Corroon Group PLC (ADR)  ..   131,800        1,622,787
                                                  -----------
                                                   66,715,067
                                                  -----------
REAL ESTATE (1.3%)
Boston Properties, Inc. ..........   171,200        5,660,300
British Land Co. PLC..............     8,416           94,183
Castellum AB* ....................   119,000        1,184,020
Cheung Kong Holdings .............    59,000          386,405
City Developments Ltd. ...........    50,000          231,936
Daibiru Corp. ....................    17,000          124,430
DBS Land .........................    17,000           26,084
Diligentia AB* ...................       800           10,680
Glenborough Realty Trust, Inc.  ..   165,000        4,888,125
Land Securities PLC ..............     9,978          159,050
Lend Lease Corp. Ltd. ............     4,100           80,128
MEPC PLC .........................     8,200           68,453
Mitsubishi Estate Co. ............    14,000          152,366
Mitsui Fudosan ...................    20,000          193,140
Nackebro Fastighets AB ...........       310            4,509
New World Development Co. ........    48,000          166,009
Sap Holdings BHD .................    40,000           14,912
Singapore Land Ltd. ..............    80,000          176,033
Sino Land Co. ....................   740,000          446,445
Spieker Properties, Inc. .........    81,800        3,507,175
Sumitomo Realty & Development Co.
 Ltd. ............................   137,000          787,507
Sun Hung Kai Properties ..........    48,000          334,495
Vornado Realty Trust .............    54,900        2,576,869
Wharf Holdings ...................    17,000      $    37,295
                                                  -----------
                                                   21,310,549
                                                  -----------
UTILITY--ELECTRIC (1.3%)
AES Corp.* .......................   123,200        5,744,200
British Energy PLC ...............   400,000        2,780,471
China Light & Power Co. Ltd.  ....    36,000          199,768
Cia Paranaense de Energia-Copel
 (ADR) ...........................   124,000        1,697,250
Edison Spa .......................    15,000           90,729
Electrabel SA.....................     1,290          298,380
Electricidade de Portugal SA*  ...    50,800          961,902
Endesa SA ........................    34,256          608,221
Energis PLC* .....................   415,000        1,739,027
Energy Group PLC .................    13,333          147,236
Enersis S.A. (ADR) ...............     6,000          174,000
Gas Y Electridad SA (Series 2)  ..     5,000          361,011
Hibroelectrica del Cantabrico  ...    12,000          526,157
Iberdrola SA .....................    90,000        1,184,444
Kansai Electric Power Co., Inc.  .    22,400          379,414
National Grid Group PLC ..........   180,000          854,846
National Power PLC ...............   120,560        1,188,701
Powergen PLC (ADR) ...............     1,250           66,406
RWE AG ...........................     8,600          461,325
Tenaga Nasional BHD ..............    85,000          181,386
Tohoku Electric Power Co., Inc.  .    11,500          174,516
Tokyo Electric Power Co. .........    28,000          510,749

Tractebel Investment
 International Capital ...........     1,100           95,895
Tractebel Investment
 International Capital--Warrants*        220                0
Veba AG ..........................    15,000        1,021,429
Viag AG ..........................       500          273,771
                                                  -----------
                                                   21,721,234
                                                  -----------
UTILITY--GAS (0.0%)
Centrica PLC* ....................   100,557          147,895
Thames Water .....................     7,439          110,816
                                                  -----------
                                                      258,711
                                                  -----------
UTILITY--TELEPHONE (1.2%)
British Telecommunications PLC ...   181,984        1,430,979
Cable & Wireless PLC .............    53,873          473,634
Empresas Telex-Chile S.A. (ADR)  .    14,100           55,519
Hellenic Telecommunication
 Organization SA .................    18,272          374,368
Hellenic Telecommunication
 Organization SA--Rights* ........    17,000                0
Koninklijke Nedlloyd Groep N.V.+      10,000          417,232
Portugal Telecom SA ..............     5,670          263,090
Pt Indosat (ADR) .................     9,100          175,744
Singapore Telecommunications Ltd.     66,000          123,247
Telecom Italia Spa ...............    54,165          345,994
Telefonica de Espana .............    32,829          937,356
Telefonica del Peru S.A. (ADR)  ..    32,000          746,000
Telekom Malaysia BHD .............    67,500          199,576
Telephone & Data Systems, Inc.  ..    62,100        2,891,531
Teleport Communications Group,
 Inc. (Class A)* .................   202,400       11,106,700

                                       68

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
Videsh Sanchar Nigam Ltd. (GDR)*       50,000    $    646,250
                                                 ------------
                                                   20,187,220
                                                 ------------
 TOTAL CREDIT SENSITIVE (15.5%) ..                257,704,062
                                                 ------------
ENERGY
COAL & GAS PIPELINES (0.1%)
BG PLC ...........................    125,808         566,471
BG PLC 'B'* ......................    142,583          67,949
OMV AG ...........................      6,000         831,255
                                                 ------------
                                                    1,465,675
                                                 ------------
OIL--DOMESTIC (2.3%)
Apache Corp. .....................    199,100       6,980,944
Louis Dreyfus Natural Gas Corp.*      164,700       3,077,831
Murphy Oil Corp. .................     90,000       4,876,875
Tom Brown, Inc.* .................     50,000         962,500
Union Pacific Resources Group,
 Inc. ............................    346,700       8,407,475
USX-Marathon Group ...............    391,200      13,203,000
                                                 ------------
                                                   37,508,625
                                                 ------------
OIL--INTERNATIONAL (1.5%)
AO Tatneft (ADR) .................     37,000       5,272,500
British Petroleum Co. PLC ........    149,481       1,965,142
Cosmo Oil Co. Ltd. ...............     11,000          16,693
Elf Aquitaine ....................     15,200       1,767,882
Gulf Canada Resources Ltd.*  .....  1,352,400       9,466,800
Gulf Indonesia Resources Ltd.*  ..     52,500       1,155,000
Mitsubishi Oil Co. ...............      8,000          11,834
Nippon Oil Co. Ltd. ..............     22,000          56,823
Norsk Hydro ASA ..................      2,100         102,216
Oil Search Ltd. ..................    300,000         542,136
Petrofina SA .....................        290         107,035
Petroleo Brasileiro S.A. (ADR)  ..     45,000       1,052,397
Repsol SA ........................     12,748         543,892
Royal Dutch Petroleum Co. ........     50,788       2,787,811
Total SA-B .......................        900          97,948
                                                 ------------
                                                   24,946,109
                                                 ------------
OIL--SUPPLIES & CONSTRUCTION (4.8%)
Baker Hughes, Inc. ...............    204,250       8,910,406
BJ Services Co.* .................     59,000       4,244,312
Bouygues Offshore SA (ADR)  ......     45,900         998,325
Canadian Fracmaster Ltd. .........    117,800       1,730,596
Canadian Fracmaster Ltd.
 Installment Receipts*+ ..........    347,500       2,917,206
Coflexip (ADR) ...................     11,000         610,500
Diamond Offshore Drilling, Inc.  .     60,000       2,887,500
Dresser Industries, Inc. .........    294,000      12,329,625
Halliburton Co. ..................    250,800      13,025,925
Nabors Industries, Inc.* .........    475,000      14,932,813
Noble Drilling Corp.* ............    499,200      15,288,000
Parker Drilling Corp.* ...........    185,500       2,260,781
                                                 ------------
                                                   80,135,989
                                                 ------------
RAILROADS (0.0%)
East Japan Railway Co. ...........         55         248,285
Odakyu Electric Railway Co.  .....      4,000          17,291
Tobu Railway Co. Ltd. ............     14,000    $     43,778
Tokyu Corp. ......................     17,000          65,668
                                                 ------------
                                                      375,022
                                                 ------------
 TOTAL ENERGY (8.7%) .............                144,431,420
                                                 ------------
TECHNOLOGY
ELECTRONICS (2.7%)
Altera Corp.* ....................    108,100       3,580,812
Applied Materials, Inc.*+ ........    164,800       4,964,600
Austria Mikro Systeme
 International+ ..................      1,430          72,454
Cisco Systems, Inc.* .............    362,550      20,212,163
Electrocomponents PLC ............      8,375          62,345
Enplas Corp. .....................     21,000         283,273
Fujimi, Inc. .....................     10,200         433,876
Hitachi Ltd. .....................     94,000         670,013
Hoya Corp. .......................     30,000         942,709
Kyocera Corp. ....................      1,000          45,373
Micronics Japan Co. Ltd. .........     10,000         172,447
National Semiconductor Corp.*  ...    195,300       5,065,594
Nikon Corp. ......................     52,000         514,121
Rohm Co. Ltd. ....................     10,000       1,019,352
Sankyo Engineering Co. ...........      4,000          12,263
Sterling Commerce, Inc.* .........     75,000       2,882,812
TDK Corp. ........................     22,000       1,659,168
Teradyne, Inc.* ..................     55,000       1,760,000
Tokyo Electron ...................      2,300          73,685
TOWA Corp. .......................      5,700         118,391
Yokogawa Electric Corp. ..........    121,000         747,469
                                                 ------------
                                                   45,292,920
                                                 ------------
OFFICE EQUIPMENT (2.3%)
Canon, Inc. ......................     16,000         372,792
Ceridian Corp.* ..................    250,400      11,471,450
Compaq Computer Corp. ............    189,475      10,693,495
Dell Computer Corp.* .............    116,000       9,744,000
Fujitsu General Co. ..............     28,000         300,440
Oce-Van De Grinten N.V. ..........        460          50,137
Policy Management Systems Corp.*       86,300       6,003,244
Ricoh Elemex Corp. ...............     11,000          80,092
                                                 ------------
                                                   38,715,650
                                                 ------------
OFFICE EQUIPMENT SERVICES (0.6%)
Accugraph Corp. (Class A)*  ......     15,000           8,920
Data Communication System Co. ....     25,000         329,565
First Data Corp. .................    136,030       3,978,877
Fuji Soft ABC, Inc. ..............     21,400         733,152
INES Corp. .......................     22,000         170,301
Misys (Jersey) Ltd.*..............      7,142         215,951
Misys PLC ........................     25,000         755,920
Nippon System Development ........     14,000         287,565
Oracle Corp.* ....................    113,562       2,533,863
SAP AG ...........................      2,000         606,465
                                                 ------------
                                                    9,620,579
                                                 ------------
TELECOMMUNICATIONS (4.3%)
ADC Telecommunications, Inc.* ....    210,200       8,775,850
Corecomm, Inc.* ..................      3,600          36,450
DDI Corp. ........................        145         383,407
DSC Communications Corp.* ........    127,500       3,060,000
E.R.G. Limited ...................    792,578         666,058

                                       69

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
Ericsson LM (B Shares) ...........    24,700    $      928,595
Filtronic Comtek PLC .............   300,000         2,181,487
Hong Kong Telecommunications .....    88,800           182,780
ICG Communications, Inc.* ........     1,691            46,080
Intermedia Communications, Inc.*         289            17,587
Lucent Technologies, Inc. ........   116,000         9,265,500
Mannesmann AG ....................       350           175,686
MCI Communications Corp. .........   182,500         7,813,281
NetCom Systems AB (B Shares)*+  ..    31,650           679,646
Nextel Communications, Inc.
 (Class A)* ......................   148,600         3,863,600
SK Telecom Co. Ltd. (ADR)*  ......   131,552           855,085
Spectrum Network Systems Ltd.*+  .   440,000            94,590
Tadiran Telecommunications Ltd. ..    30,000           416,250
Tellabs, Inc.* ...................   127,000         6,715,125
Tele-Communications TCI Ventures
 Group (Class A)*.................   210,000         5,945,625
Videsh Sanchar Nigam Ltd. (GDR)*+      1,000            13,930
Vodafone Group PLC ...............   200,000         1,442,821
WorldCom, Inc.* ..................   564,430        17,074,008
                                               ---------------
                                                    70,633,441
                                               ---------------
 TOTAL TECHNOLOGY (9.9%) .........                 164,262,590
                                               ---------------
DIVERSIFIED
MISCELLANEOUS (1.5%)
BTR PLC ..........................    90,000           272,131
Cie Generale de Eaux .............    10,850         1,514,331
Crean (James) PLC--Units .........    40,000            81,384
Damskibs AS (Class B) ............         5           230,593
GKN PLC ..........................     5,325           109,120
Hanson PLC .......................    16,666            74,391
Hutchison Whampoa ................   123,000           771,428
Indonesia Fund, Inc.* ............     2,200            10,175
Industrias CH S.A.
 (B Shares)* .....................    80,000           476,427
International UNP Holdings*  .....   143,000            12,005
International UNP
 Holdings--Warrants* .............   125,000                 0
Lagardere S.C.A. .................     2,100            69,436
Mitsubishi Corp. .................    16,000           126,308
Mitsui & Co. .....................    39,000           230,757
Montedison Spa ...................    74,000            66,470
Pilkington PLC ...................    17,397            36,450
Sime Darby BHD ...................   180,000           173,081
Smiths Industries ................     5,559            77,466
Sophus Berendsen A/S 'B' .........       385            63,493
Suez Lyonnaise des Eaux ..........     1,000           110,659
Sumitomo Corp. ...................    22,000           123,089
Swire Pacific Ltd. (Class A)  ....    50,000           274,229
Tomkins PLC ......................    70,000           334,741
Tyco International Ltd. ..........   337,962        15,229,413
Williams Holdings PLC ............    10,569            58,705
U.S. Industries, Inc. ............   134,550    $    4,053,319
                                               ---------------
 TOTAL DIVERSIFIED (1.5%) ........                  24,579,601
                                               ---------------
TOTAL COMMON STOCKS AND OTHER
 INVESTMENTS (66.5%)
 (Cost $947,340,600) .............               1,107,614,035
                                               ---------------
PREFERRED STOCKS:
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.1%)
Republic Industries, Inc.
 6.5% Exch. Conv..................    36,700           862,450
                                               ---------------
PRINTING, PUBLISHING &
 BROADCASTING (0.0%)
ProSieben Media AG* ..............     9,000           412,741
                                               ---------------
TRUCKING, SHIPPING (0.0%)
CNF Trust I
 5.0% Conv. Series A .............    15,000           855,000
                                               ---------------
 TOTAL BUSINESS SERVICES (0.1%) ..                   2,130,191
                                               ---------------
CAPITAL GOODS (0.1%)
AEROSPACE
Loral Space & Communications:
 6.0% Conv. ......................    15,700           959,663
 6.0% Conv. ......................    12,600           774,900
                                               ---------------
                                                     1,734,563
                                               ---------------

CONSUMER CYCLICALS
AIRLINES (0.1%)
Continental Airlines Finance
 Trust 8.5% Conv. ................    14,300         1,471,112
                                               ---------------
LEISURE RELATED (0.0%)
Village Roadshow Ltd. ............    10,000            20,560
                                               ---------------
RETAIL--GENERAL (0.0%)
Fielmann AG ......................     3,000            65,038
                                               ---------------
 TOTAL CONSUMER CYCLICALS (0.1%)                     1,556,710
                                               ---------------
CREDIT SENSITIVE (0.1%)
UTILITY--ELECTRIC
AES Trust I
 5.375% Conv. Series A ...........    18,100         1,298,675
                                               ---------------
ENERGY (0.1%)
OIL--DOMESTIC
Devon Financing Trust
 $3.25 Conv. .....................     9,200           673,900
                                               ---------------
TECHNOLOGY
TELECOMMUNICATIONS (0.5%)
Intermedia Communications, Inc.:
 7.0% Conv. Series D .............    17,700           725,700
 7.0% Conv.+ .....................    23,000           943,000
Mobile Telecommunications
 $2.25 Conv. .....................    22,100           740,350
Nextel Strypes Trust
 7.25% Conv. .....................    40,700           966,625
Nokia Oyj (A Shares) .............    19,092         1,355,471
QualComm Financial Trust:
 5.75% Conv.+ ....................    29,400         1,376,288
 5.75% Conv. .....................     4,900           229,381

                                       70

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
WorldCom, Inc.
 8.0% Conv. ......................      23,000    $ 2,415,000
                                                  -----------
 TOTAL TECHNOLOGY (0.5%) .........                  8,751,815
                                                  -----------
TOTAL PREFERRED STOCKS (1.0%)
 (Cost $13,527,581) ..............                 16,145,854
                                                  -----------

                                     PRINCIPAL
                                       AMOUNT
                                    -----------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PROFESSIONAL SERVICES (0.1%)
Career Horizons, Inc.
 7.0% Conv., 11/01/02 ............  $  605,000      1,258,400
Personnel Group of America:
 5.75% Conv., 07/01/04 ...........      65,000         73,775
 5.75% Conv., 07/01/04+ ..........     295,000        334,825
                                                  -----------
 TOTAL BUSINESS SERVICES (0.1%) ..                  1,667,000
                                                  -----------
CAPITAL GOODS
AEROSPACE (0.0%)
Orbital Sciences Corp.
 5.0% Conv., 10/01/02+ ...........     470,000        600,425
                                                  -----------
BUILDING & CONSTRUCTION (0.0%)
Halter Marine Group, Inc.
 4.5% Conv., 09/15/04+ ...........     540,000        606,825
                                                  -----------
MACHINERY (0.1%)
DII Group, Inc.
 6.0% Conv., 10/15/02+ ...........     800,000      1,223,000
                                                  -----------
 TOTAL CAPITAL GOODS (0.1%)  .....                  2,430,250
                                                  -----------
CONSUMER CYCLICALS
FOOD SERVICES, LODGING (0.1%)
Cendant Corp.
 4.75% Conv., 03/01/03 ...........   1,620,000      2,178,900
                                                  -----------
RETAIL--GENERAL (0.1%)
U.S. Office Products Co.
 5.5% Conv., 02/01/01 ............   1,160,000      1,378,950
                                                  -----------
 TOTAL CONSUMER CYCLICALS (0.2%)                    3,557,850
                                                  -----------
CONSUMER NONCYCLICALS
DRUGS (0.2%)
MedImmune, Inc.:
 7.0% Conv. Sub., 07/01/03+  .....     400,000        909,500
 7.0% Conv., 07/01/03 ............     535,000      1,216,456
Quintiles Transnational Corp.:
 4.25% Conv., 05/31/00+ ..........     460,000        516,925
 4.25% Conv., 05/31/00 ...........     300,000        337,125
                                                  -----------
                                                    2,980,006
                                                  -----------
HOSPITAL SUPPLIES & SERVICES (0.1%)
FPA Medical Management, Inc.:
 6.5% Conv., 12/15/01+............     630,000        642,600
 6.5% Conv., 12/15/01 ............     435,000        443,700
RES-Care, Inc.
 6.0% Conv., 12/01/04 ............     820,000        934,800
                                                  -----------
                                                    2,021,100
                                                  -----------
MEDIA & CABLE (0.6%)
Time Warner, Inc.
 9.125%, 01/15/13 ................   9,100,000     10,836,007
                                                  -----------
 TOTAL CONSUMER NONCYCLICALS (0.9%)                15,837,113
                                                  -----------

=============================================================
                                   PRINCIPAL        VALUE
                                     AMOUNT        (NOTE 1)
-------------------------------------------------------------
CREDIT SENSITIVE
BANKS (1.6%)
Deutsche Bank
 6.7%, 12/13/06 ................  $ 8,000,000    $ 8,110,160
Dime Capital Trust I
 9.33%, 05/06/27 ...............    7,600,000      8,596,816
Grupo Financiero Banorte
 Zero Coupon, 12/05/02..........          208          2,581
St. George Bank Ltd.
 7.15%, 10/15/05+ ..............    9,525,000      9,812,845
                                                 -----------
                                                  26,522,402
                                                 -----------
FINANCIAL SERVICES (1.1%)
Corp Andina de Fomento
 7.25%, 03/01/07 ...............   10,700,000     10,845,734
RAC Financial Group, Inc.:
 7.25% Conv. Sub., 08/15/03+  ..      505,000      1,217,050
 7.25% Conv., 08/15/03 .........      110,000        265,100
World Financial Property
 6.95%, 09/01/13+ ..............    5,250,000      5,386,028
                                                 -----------
                                                  17,713,912
                                                 -----------
INSURANCE (0.1%)
Penn Treaty American Corp.:
 6.25% Conv., 12/01/03+ ........      735,000        947,231
 6.25% Conv., 12/01/03 .........      170,000        219,088
                                                 -----------
                                                   1,166,319
                                                 -----------
MORTGAGE RELATED (2.9%)
Federal Home Loan Mortgage
 Corp.:
 7.0%, 09/01/11 ................    9,079,051      9,218,079
 7.0%, 01/01/12 ................    4,375,706      4,442,711
Federal National Mortgage
 Association:
 6.5%, 01/01/11 ................      833,640        834,161
 6.0%, 04/01/11 ................   11,048,388     10,868,852
 6.5%, 08/01/11 ................    8,045,115      8,050,143
 7.0%, 05/01/26 ................    9,539,154      9,604,736
 7.0%, 09/01/27 ................    3,498,078      3,522,127
 7.0%, 08/01/26 ................    2,369,822      2,386,114
                                                 -----------
                                                  48,926,923
                                                 -----------
U.S. GOVERNMENT (12.9%)
U.S. Treasury:
 6.125% Note, 08/31/98 .........    4,375,000      4,390,041
 6.375% Note, 05/15/99 .........   25,925,000     26,159,958
 6.0% Note, 08/15/00 ...........   31,150,000     31,373,906
 6.25% Note, 04/30/01 ..........   26,500,000     26,914,063
 6.5% Note, 08/31/01 ...........   37,400,000     38,323,331
 6.5% Note, 05/31/02 ...........   37,600,000     38,704,500
 6.875% Note, 05/15/06 .........   13,605,000     14,561,608
 6.125% Bond, 11/15/27 .........   33,855,000     34,786,013
                                                 -----------
                                                 215,213,420
                                                 -----------
 TOTAL CREDIT SENSITIVE (18.6%)                  309,542,976
                                                 -----------
ENERGY
COAL & GAS PIPELINES (0.1%)
Nabors Industries, Inc.
 5.0% Conv., 05/15/06 ..........      845,000      1,529,450
                                                 -----------
GAS (0.2%)
Ras Laffan Liquid Natural Gas
 8.294%, 03/15/14+ .............    3,500,000      3,293,521
                                                 -----------

                                       71

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

==============================================================
                                   PRINCIPAL        VALUE
                                     AMOUNT        (NOTE 1)
--------------------------------------------------------------
OIL--SUPPLIES & CONSTRUCTION (0.2%)
Diamond Offshore Drilling, Inc.
 3.75% Conv. Sub. Note,
 02/15/07 ......................  $    860,000  $    1,138,425
Parker Drilling Corp.
 5.5% Conv. Sub. Note,
 08/01/04.......................       760,000         814,625
Seacor Holdings, Inc.:
 5.375% Conv., 11/15/06 ........       605,000         685,162
 5.375% Conv., 11/15/06+  ......        70,000          79,275
                                                --------------
                                                     2,717,487
                                                --------------
 TOTAL ENERGY (0.5%) ...........                     7,540,458
                                                --------------
TECHNOLOGY
ELECTRONICS (1.0%)
Altera Corp.
 5.75% Conv. Sub. Note,
 06/15/02+ .....................     1,165,000       1,598,962
Baan Co.:
 4.5% Conv. Sub. Note,
 12/15/01+ .....................       645,000         988,463
 4.5% Conv. Sub. Note,
  12/15/01......................       180,000         275,850
Cymer, Inc.
 3.5%, 08/06/04+ (a) ...........     1,065,000         805,406
Integrated Process Equipment
 6.25% Conv., 09/15/04+ ........     1,585,000       1,313,569
Level One Communications:
 4.0% Conv., 09/01/04+ .........       910,000         855,400
 4.0% Conv., 09/01/04 ..........       280,000         263,200
Photronics, Inc.
 6.0% Conv., 06/01/04 ..........     1,485,000       1,702,181
Quantum Corp.
 5.0% Conv., 03/01/03+ .........       280,000         508,200
Sanmina Corp.
 5.5% Conv., 08/15/02+ .........     1,010,000       2,447,988
SCI Systems, Inc.
 5.0% Conv., 05/01/06+..........     1,310,000       2,439,875
Solectron Corp.
 6.0% Conv., 03/01/06+ .........       855,000       1,172,419
Wind River Systems, Inc.
 5.0% Conv., 08/01/02+ .........     1,000,000       1,070,000
Xilinx, Inc.
 5.25% Conv., 11/01/02+ ........     1,400,000       1,354,500
                                                --------------
                                                    16,796,013
                                                --------------
TELECOMMUNICATIONS (0.1%)
Comverse Technology, Inc.:
 5.75% Conv. Sub., 10/01/06+  ..     1,295,000       1,395,362
 5.75% Conv., 10/01/06 .........        45,000          48,488
                                                --------------
                                                     1,443,850
                                                --------------
 TOTAL TECHNOLOGY (1.1%)  ......                    18,239,863
                                                --------------
DIVERSIFIED (0.0%)
MISCELLANEOUS
Brierley Investment Ltd.
 9.0% Conv. Sub. Note,
 06/30/98 ......................  $     14,000  $        9,105
                                                --------------
TOTAL LONG-TERM DEBT SECURITIES (21.5%)
 (Amortized Cost $347,094,868) .                   358,824,615
                                                --------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCE (1.2%)
Suntrust Bank
 5.73%, due 01/26/98 ...........    20,000,000      19,920,416
                                                --------------
CERTIFICATES OF DEPOSIT (1.5%)
Deutsche Bank
 5.75%, due 01/20/98 ...........    25,000,000      24,997,471
                                                --------------
COMMERCIAL PAPER (0.9%)
Province of Quebec
 5.68%, due 01/12/98 ...........    15,000,000      14,973,967
                                                --------------
U.S. GOVERNMENT AGENCIES (6.9%)
Federal Home Loan Mortgage
 Corp.
 6.0%, due 01/02/98 ............   114,900,000     114,880,850
                                                --------------
TOTAL SHORT-TERM DEBT SECURITIES (10.5%)
 (Amortized Cost $174,772,704)                     174,772,704
                                                --------------

TOTAL INVESTMENTS (99.5%)
 (Cost/Amortized Cost $1,482,735,753)            1,657,357,208
OTHER ASSETS
 LESS LIABILITIES (0.5%)  ......                     8,761,507
                                                --------------
NET ASSETS (100.0%) ............                $1,666,118,715
                                                ==============


DISTRIBUTION OF INVESTMENTS BY
GLOBAL REGION
As a Percentage of Total
Investments
Canada ...................    0.3%
France ...................    0.8
Germany ..................    0.9
Japan ....................    3.5
Netherlands ..............    0.9
New Zealand & Australia  .    0.5
Scandinavia ..............    1.0
Southeast Asia............    0.4
Spain ....................    0.5
Switzerland ..............    0.6
United Kingdom............    3.1
United States ** .........   86.8
Other European Countries      0.7
                            -----
                            100.0%
                            =====

------------
*     Non-income producing.
**    Includes Short-Term Debt Securities of 10.5%.
+ Security exempt from registration under 144A of the securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1997, these securities amounted to $61,346,584 or 3.7% of net assets.
(a) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 1997.
      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 1997

1. Organization and Significant Accounting Policies

   The Hudson River Trust (the "Trust") (successor to The Hudson River Fund, Inc., a Maryland corporation organized in 1984) was formed as a Massachusetts business trust on July 10, 1987 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust issues shares of beneficial interest currently divided among fourteen Portfolios (the "Portfolios"): Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth and Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Aggressive Stock, Alliance Small Cap Growth, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors. Effective October 2, 1996, the Trust made available a second class of shares, Class IB, for each of the Trust's Portfolios. In connection with the Class IB shares offering, the existing class of shares was redesignated Class IA. The Class IB shares are subject to distribution fees imposed under a distribution plan (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the Distribution Plan.

   Class IA shares are offered to separate accounts of The Equitable Life Assurance Society of the United States ("Equitable"), a wholly-owned subsidiary of The Equitable Companies Incorporated, Equitable Variable Life Insurance Company ("Equitable Variable"), a wholly-owned subsidiary of the Equitable, and to separate accounts of other insurance companies unaffiliated with Equitable and Equitable Variable. Effective January 1, 1997, Equitable Variable was merged into Equitable. Class IB shares are offered to an insurance company separate account of Equitable. Effective March 12, 1997, the Trust's Board of Trustees approved the establishment of the Alliance Small Cap Growth Portfolio at an initial share value of $10. The Portfolio commenced operations on May 1, 1997.

   The investment objectives of each Portfolio are as follows:

   Alliance Money Market Portfolio -- High level of current income, preserve its assets and maintain liquidity. The Portfolio pursues this objective by investing in primarily high quality U.S. dollar denominated money market instruments.

   Alliance Intermediate Government Securities Portfolio -- High current income consistent with relative stability of principal through investment primarily in debt securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities.

   Alliance Quality Bond Portfolio -- High current income consistent with preservation of capital by investing primarily in investment grade fixed income securities. The Portfolio reserves the right to invest in convertible debt securities, preferred stocks and dividend-paying common stocks.

   Alliance High Yield Portfolio -- High return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Portfolio pursues this objective by investing primarily in a diversified mix of high yield, fixed income securities involving greater volatility of price and risk of principal and income than high quality fixed income securities. The medium and lower quality debt securities in which the Portfolio may invest are known as "junk bonds."

   Alliance Growth and Income Portfolio -- High total return through a combination of current income and capital appreciation by investing primarily in income-producing common stocks and securities convertible into common stocks.

   Alliance Equity Index Portfolio -- Total return before expenses that approximates the total return performance of the Standard & Poor's Corporation 500 Index, including reinvestment of dividends, at a risk level consistent with that of the Index.

   Alliance Common Stock Portfolio -- Long-term growth of its capital and increase income. The Portfolio pursues this objective by investing primarily in common stock and other equity-type instruments.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

   Alliance Global Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in equity securities of non-United States companies as well as United States issuers.

   Alliance International Portfolio -- Long-term growth of capital by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in non-United States companies with prospects for growth.

   Alliance Aggressive Stock Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in common stocks and other equity-type securities issued by quality small and intermediate sized companies with strong growth prospects.

   Alliance Small Cap Growth Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in common stocks and other equity-type securities issued by smaller-sized companies with strong growth potential.

   Alliance Conservative Investors Portfolio -- High total return without, in the investment adviser's opinion, undue risk to principal. The Portfolio pursues this objective by investing in a diversified mix of publicly traded equity and debt securities.

   Alliance Balanced Portfolio -- High return through both appreciation of capital and current income. The Portfolio pursues this objective by investing in a diversified portfolio of publicly traded equity and debt securities and short-term money market instruments.

   Alliance Growth Investors Portfolio -- Highest total return consistent with the investment adviser's determination of reasonable risk. The Portfolio pursues this objective by investing in a diversified mix of publicly traded equity and fixed income securities, including at times common stocks issued by intermediate and small-sized companies and at times fixed income securities that are medium and lower quality debt securities known as "junk bonds."

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

   The following is a summary of the significant accounting policies of the
Trust:

   Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale during the day, at a bid price estimated by a broker.

   Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

   Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks.

   Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

   Purchased options, including options on futures, are valued at their last bid price. Written options are valued at their last asked price.

   Long-term corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

   U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities are valued at representative quoted prices.

   Foreign securities not traded directly, or in American Depository Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices in the currency of the country of origin.

   Except for the Alliance Money Market Portfolio, short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. Short-term debt securities held in the Alliance Money Market Portfolio are valued at representative quoted prices regardless of the length of maturity.

   Futures and forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

   Other securities, including restricted securities, and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at "fair value" as determined in good faith by the Valuation Committee of the Board of Trustees.

   Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees.

   Interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Dividend income is recorded on the ex-dividend date.

   Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

   Expenses attributable to a single Portfolio are charged to that Portfolio. Expenses of the Trust are charged to each Portfolio in proportion to net assets.

   The Board of Trustees has approved the lending of portfolio securities, through its custodian bank, Chase Manhattan Bank, N.A. ("Chase"), acting as lending agent, to certain broker-dealers in exchange for negotiated lenders' fees. Any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the securities loaned. All loans will be collateralized in the form of cash or U.S. Government securities. Chase invests the cash collateral in short-term investments and retains a portion of the interest earned. Chase will indemnify the Portfolios for any loss resulting from a borrower's failure to return a loaned security when due. The following table shows the value of securities loaned and collateral received at December 31, 1997, and the security loan fees received, net of rebates paid, for the year ended December 31, 1997. Such net fees are included in interest income in the accompanying Statements of Operations.

                                                   VALUE OF            VALUE OF        SECURITY LOAN
PORTFOLIO                                     SECURITIES LOANED  COLLATERAL RECEIVED*  FEES RECEIVED
---------                                     -----------------  --------------------  -------------
Alliance Intermediate Government Securities      $ 32,201,367        $ 33,220,564        $   39,876
Alliance Quality Bond .......................      50,573,670          51,975,110            48,428
Alliance Growth and Income ..................      82,082,344          83,758,200            44,878
Alliance Equity Index .......................     111,251,919         113,256,053            53,477
Alliance Common Stock .......................     662,769,145         672,888,280           585,669
Alliance Global .............................     112,593,733         116,411,892           396,835
Alliance International ......................      14,904,809          15,770,821            90,583
Alliance Aggressive Stock ...................     630,594,623         636,513,616         1,807,252
Alliance Conservative Investors .............      65,514,619          67,529,380            68,901
Alliance Balanced ...........................     292,916,191         301,012,558           437,345
Alliance Growth Investors ...................     185,900,995         191,232,973           398,085

------------
* Including U.S. Government securities valued at $18,342,994, $31,657,214, $60,800, $3,719,500, $10,050,000, $2,564,100, $718,240, $23,874,600,
  $37,866,285, $61,873,419 and $31,723,786 for the Alliance Intermediate
  Government Securities, Alliance Quality Bond, Alliance Growth and Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Aggressive Stock, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios, respectively.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

   The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid price last quoted by a composite list of major U.S. banks at the following dates:

   (i) market value of investment securities, other assets and liabilities--at the valuation date.

   (ii) purchase and sales of investment securities, income and expenses--at the date of such transactions.

   The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Net currency gains or losses realized and unrealized as a result of differences between interest or dividends and withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations.

   The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no federal income tax provision is required. Dividends from net investment income are declared and distributed quarterly; dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and as such, the amounts may differ from financial statement investment income and realized capital gains.

   Options Written:

   All Portfolios (except for the Alliance Money Market and Alliance Equity Index Portfolios) may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are realized as gains on the expiration date. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

   Futures and Forward Contracts:

   Futures and forward contracts are agreements to buy or sell a security for a set price in the future. A Portfolio may buy or sell futures and forward contracts for the purpose of protecting its portfolio securities against future changes in interest rates which might adversely affect the value of the Portfolio's securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be either in cash or U.S. Treasury securities. During the period the futures and forward contracts are open, changes in the market price of the contract are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures and forward contracts and may incur a loss. The use of futures and forward contracts transactions involves the risk of imperfect correlation in movements in the price of futures and forward contracts, interest rates and the underlying hedged assets.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

   Limitations on Market and Credit Risk:

   Written options, futures and forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous related to the market price. The contract amounts of these futures and forward contracts reflect the extent of the Portfolio's exposure to off-balance sheet risk. The Portfolio bears the market risk which arises from any changes in security values. The credit risk for futures contracts is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward contracts are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

   Statement of Position 93-2:

   For the year ended December 31, 1997, in conformity with Statement of Position 93-2 Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the reclassification arising from current book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                          ALLIANCE                             ALLIANCE
                                        INTERMEDIATE    ALLIANCE                GROWTH      ALLIANCE
                                         GOVERNMENT      QUALITY    ALLIANCE      AND        EQUITY      ALLIANCE       ALLIANCE
                                         SECURITIES       BOND     HIGH YIELD   INCOME       INDEX     COMMON STOCK      GLOBAL
                                          PORTFOLIO     PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO    PORTFOLIO      PORTFOLIO
                                          ---------     ---------   ---------  ---------   ---------    ---------      ---------
Undistributed (overdistributed) net
 investment income ...................     $(4,160)     $ 664,479   $ 28,777   $ 48,024    $ 260,751   $(2,631,075)  $ 15,935,865
Accumulated net realized gain (loss)         4,160       (664,479)   (28,777)   (48,024)    (260,751)    2,631,075    (15,935,865)

                                                          ALLIANCE      ALLIANCE      ALLIANCE                   ALLIANCE
                                           ALLIANCE      AGGRESSIVE    SMALL CAP    CONSERVATIVE    ALLIANCE      GROWTH
                                        INTERNATIONAL       STOCK        GROWTH      INVESTORS      BALANCED    INVESTORS
                                          PORTFOLIO       PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
                                          ---------       ---------    ---------     ---------     ---------    ---------
Paid-in capital ......................   $        --     $        --    $(7,066)     $      --      $     --   $        --
Undistributed (overdistributed) net
 investment income ...................     3,322,727       1,777,082        410       (146,376)       58,776     4,831,809
Accumulated net realized gain (loss)      (3,322,727)     (1,777,082)     6,656        146,376       (58,776)   (4,831,809)

   Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the period from November 1, 1997 to December 31, 1997 certain Portfolios incurred and elected to defer until January 1, 1998 for U.S. Federal income tax purposes net capital and net currency losses of approximately:

                                   CAPITAL     CURRENCY
PORTFOLIO                           LOSSES      LOSSES
---------                           ------      ------
Alliance Equity Index...........  $       --   $  3,600
Alliance Common Stock...........          --     33,030
Alliance Global.................          --    433,526
Alliance International..........   4,160,819    670,264
Alliance Small Cap Growth ......   1,448,447         --
Alliance Conservative
 Investors......................          --     37,085
Alliance Balanced...............          --     61,818
Alliance Growth Investors ......          --     81,786

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

2. Management of the Trust

   Alliance Capital Management L.P. (Alliance), a publicly traded limited partnership, indirectly majority-owned by Equitable, is the investment adviser. Prior to May 1, 1997, the investment advisory fees were as follows:

                                                                                     AVERAGE DAILY NET ASSETS
                                                                          ----------------------------------------------
                                                                               FIRST           NEXT           OVER
                                                                           $350 MILLION    $400 MILLION   $750 MILLION
                                                                           ------------    ------------   ------------
Alliance Common Stock, Alliance Money Market and Alliance Balanced
 Portfolios .............................................................       .40%           .375%           .35%
Alliance Aggressive Stock and Alliance Intermediate Government
 Securities Portfolios ..................................................       .50%           .475%           .45%
Alliance High Yield, Alliance Global, Alliance Conservative Investors
 and Alliance Growth Investors Portfolios ...............................       .55%           .525%           .50%

                                                                      FIRST           NEXT          OVER
                                                                  $500 MILLION    $500 MILLION   $1 BILLION
                                                                  ------------    ------------   ----------
Alliance Quality Bond and Alliance Growth and Income Portfolios        .55%           .525%          .50%

                                       FIRST           NEXT           OVER
                                   $750 MILLION    $750 MILLION   $1.5 BILLION
                                   ------------    ------------   ------------
Alliance Equity Index Portfolio         .35%           .30%            .25%

                                        FIRST          NEXT          OVER
                                    $500 MILLION    $1 BILLION   $1.5 BILLION
                                    ------------    ----------   ------------
Alliance International Portfolio         .90%          .85%           .80%

   On December 13, 1996, the Trust's Board of Trustees approved a new Investment Advisory Agreement with Alliance and subsequently extended the agreement to the Alliance Small Cap Growth Portfolio on March 12, 1997. On April 9, 1997, shareholders of each respective Portfolio, except for the Alliance Small Cap Growth Portfolio which commenced operations on May 1, 1997, approved a new Investment Advisory Agreement. Effective May 1, 1997, the advisory fees payable under this agreement are as follows:

                                                                      AVERAGE DAILY NET ASSETS
                                               ----------------------------------------------------------------------
                                                   FIRST           NEXT          NEXT           NEXT
PORTFOLIO                                      $750 MILLION    $750 MILLION   $1 BILLION    $2.5 BILLION   THEREAFTER
---------                                      ------------    ------------   ----------    ------------   ----------
Alliance Money Market .......................      .350%           .325%         .300%          .280%         .270%
Alliance Intermediate Government Securities        .500%           .475%         .450%          .430%         .420%
Alliance Quality Bond .......................      .525%           .500%         .475%          .455%         .445%
Alliance High Yield .........................      .600%           .575%         .550%          .530%         .520%
Alliance Growth and Income ..................      .550%           .525%         .500%          .480%         .470%
Alliance Equity Index .......................      .325%           .300%         .275%          .255%         .245%
Alliance Common Stock .......................      .475%           .425%         .375%          .355%         .345%*
Alliance Global .............................      .675%           .600%         .550%          .530%         .520%
Alliance International ......................      .900%           .825%         .800%          .780%         .770%
Alliance Aggressive Stock ...................      .625%           .575%         .525%          .500%         .475%
Alliance Small Cap Growth ...................      .900%           .850%         .825%          .800%         .775%
Alliance Conservative Investors .............      .475%           .425%         .375%          .350%         .325%
Alliance Balanced ...........................      .450%           .400%         .350%          .325%         .300%
Alliance Growth Investors ...................      .550%           .500%         .450%          .425%         .400%

------------
* On assets in excess of $10 billion, the management fee for the Alliance Common Stock Portfolio is reduced to 0.335% of average daily net assets.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

3. Distribution Plan

   Each Portfolio's Distribution Plan permits the Portfolio to pay a distribution fee of up to 0.50% of the average daily net assets attributable to its Class IB shares. The Trust, on behalf of each Portfolio, has entered into a Distribution Agreement (the "Agreements") pursuant to the Distribution Plans with Equitable Distributors, Inc. ("EDI"), an indirect, wholly-owned subsidiary of the Equitable, under which EDI receives payments at a rate equal to 0.25% of the average daily net assets attributable to the Class IB shares of each Portfolio except the Small Cap Growth Portfolio. The Small Cap Growth Portfolio Agreement provides that EDI will receive an annual fee not to exceed the lesser of (a) 0.25% of the average daily net assets of the Portfolio attributable to Class IB shares and (b) an amount that, when added to certain other expenses of the Class IB shares, would result in the ratio of expenses to average daily net assets attributable to Class IB shares equaling 1.20%.

   The Distribution Plans provide that EDI will use the payments received under the Agreements for services rendered (and expenses borne) in connection with activities primarily intended to result in the sale of the Trust's Class IB shares. Since EDI's compensation is not directly tied to its expenses, the amount of compensation received by it under the Agreements during any year may be more or less than its actual expenses. For this reason, the Distribution Plans are characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

4. Investment Transactions

   Investment security transactions, excluding short-term debt securities, for the year ended December 31, 1997 were as follows:

                                                         PURCHASES                          SALES
                                              -------------------------------- --------------------------------
                                                 STOCKS AND    U.S. GOVERNMENT    STOCKS AND    U.S. GOVERNMENT
PORTFOLIO                                     DEBT SECURITIES   AND AGENCIES   DEBT SECURITIES   AND AGENCIES
---------                                     ---------------   ------------   ---------------   ------------
Alliance Intermediate Government Securities    $           --  $  289,263,347   $           --  $  268,248,135
Alliance Quality Bond .......................     163,237,234     495,861,466      171,665,271     442,101,550
Alliance High Yield .........................   1,235,945,918              --    1,073,614,879              --
Alliance Growth and Income ..................     568,400,225              --      306,859,124              --
Alliance Equity Index .......................     414,309,473              --       22,554,753              --
Alliance Common Stock .......................   4,620,850,933              --    4,082,534,069              --
Alliance Global .............................     706,451,901              --      588,394,296              --
Alliance International ......................     160,707,760              --      101,610,156              --
Alliance Aggressive Stock ...................   5,505,273,307              --    5,142,936,366              --
Alliance Small Cap Growth * .................     192,773,234              --       57,648,193              --
Alliance Conservative Investors .............     149,330,575     334,113,271      176,462,757     312,290,578
Alliance Balanced ...........................   1,025,160,528   1,195,953,420    1,208,802,299   1,029,716,011
Alliance Growth Investors ...................   1,135,831,343     607,149,017    1,206,132,190     378,552,050

------------
* For the period from May 1, 1997 (commencement of operations) to December 31, 1997.

   No activity is shown for the Alliance Money Market Portfolio since it trades exclusively in short-term debt securities.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

   Transactions in options written for the year ended December 31, 1997 are summarized as follows:

                                                                ALLIANCE
                                                              COMMON STOCK
                                                               PORTFOLIO
                                                      ---------------------------
                                                       NUMBER OF      PREMIUMS
                                                       CONTRACTS      RECEIVED
                                                      ----------- ---------------
Options outstanding--January 1, 1997 ................    161,200    $  68,607,800
Options written .....................................  1,794,950      623,448,846
Options terminated in closing purchase transactions     (910,000)    (344,806,113)
Options expired .....................................   (306,750)    (103,999,855)
Options exercised ...................................   (374,150)    (139,689,978)
                                                       ---------    -------------
Options outstanding--December 31, 1997 ..............    365,250    $ 103,560,700
                                                       =========    =============

   The Portfolios (except for the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios) may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign securities holdings. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. At December 31, 1997, the Alliance Quality Bond, Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios had outstanding forward currency contracts to buy/sell foreign currencies as follows:

                                        CONTRACT      COST ON       U.S. $      UNREALIZED
                                         AMOUNT     ORIGINATION    CURRENT     APPRECIATION
ALLIANCE QUALITY BOND PORTFOLIO:         (000'S)       DATE         VALUE     (DEPRECIATION)
--------------------------------         -------       ----         -----     --------------
FOREIGN CURRENCY BUY CONTRACTS
Canadian Dollars, settling 02/17/98  .      661     $  467,219    $  463,327     $ (3,892)
FOREIGN CURRENCY SALE CONTRACTS
Australian Dollar, settling 01/12/98     11,949      8,017,325     7,785,968      231,357
Canadian Dollar, settling 02/17/98  ..      661        466,691       463,326        3,365
                                                                                 --------
                                                                                 $230,830
                                                                                 ========

                                                     CONTRACT       COST ON        U.S. $       UNREALIZED
                                                      AMOUNT      ORIGINATION     CURRENT      APPRECIATION
ALLIANCE GLOBAL PORTFOLIO:                            (000'S)        DATE          VALUE      (DEPRECIATION)
--------------------------                            -------        ----          -----      --------------
FOREIGN CURRENCY BUY CONTRACTS
Deutsche Marks, settling 01/23/98 ................      44,000   $ 25,292,444   $ 24,492,886    $ (799,558)
Irish Punts, settling 01/05/98 ...................         147        210,357        209,151        (1,206)
Japanese Yen, settling 02/27/98-04/14/98  ........   2,170,000     16,783,366     16,778,541        (4,825)
Netherlands Guilders, settling 01/23/98  .........      58,900     30,079,412     29,091,879      (987,533)
Swedish Krona, settling 01/02/98 .................       7,950      1,025,125      1,001,272       (23,853)
FOREIGN CURRENCY SALE CONTRACTS
British Pounds, settling 01/02/98 ................         700      1,167,348      1,150,313        17,035
Deutsche Marks, settling 01/02/98-01/23/98  ......      44,160     25,102,287     24,581,827       520,460
Finnish Markka, settling 01/02/98 ................       2,200        409,112        403,599         5,513
French Franc, settling 01/02/98 ..................       7,000      1,178,928      1,163,081        15,847
Japanese Yen, settling 02/27/98-04/14/98  ........  13,270,000    109,655,596    103,021,611     6,633,985
Netherlands Guilders, settling 01/02/98-01/23/98        60,300     30,410,102     29,782,333       627,769
Norwegian Krone, settling 01/02/98 ...............         480         65,964         64,990           974
                                                                                                ----------
                                                                                                $6,004,608
                                                                                                ==========

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

                                                     CONTRACT      COST ON       U.S. $       UNREALIZED
                                                      AMOUNT     ORIGINATION     CURRENT     APPRECIATION
ALLIANCE INTERNATIONAL PORTFOLIO:                    (000'S)        DATE          VALUE     (DEPRECIATION)
---------------------------------                    -------        ----          -----     --------------
FOREIGN CURRENCY BUY CONTRACTS
Deutsche Marks, settling 01/02/98-01/23/98  ......     10,240    $ 5,885,470   $ 5,699,277    $ (186,193)
Japanese Yen, settling 02/27/98-04/14/98  ........    872,000      6,789,467     6,751,775       (37,692)
Netherlands Guilders, settling 01/23/98  .........      8,100      4,136,558     4,000,751      (135,807)
FOREIGN CURRENCY SALE CONTRACTS
Belgian Franc, settling 01/02/98 .................      1,600         43,688        43,184           504
Deutsche Marks, settling 01/02/98-01/23/98  ......     10,410      5,907,722     5,793,777       113,945
Finnish Markka, settling 01/02/98 ................      1,300        241,748       238,490         3,258
Japanese Yen, settling 01/05/98-04/14/98  ........  4,652,000     38,312,357    36,098,497     2,213,860
Netherlands Guilders, settling 01/02/98-01/23/98        8,460      4,265,786     4,178,296        87,490
                                                                                              ----------
                                                                                              $2,059,365
                                                                                              ==========

                                             CONTRACT      COST ON       U.S. $       UNREALIZED
                                              AMOUNT     ORIGINATION     CURRENT     APPRECIATION
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO:    (000'S)       DATE          VALUE     (DEPRECIATION)
------------------------------------------    -------       ----          -----     --------------
FOREIGN CURRENCY BUY CONTRACTS
French Franc, settling 01/23/98-01/30/98  .    11,106    $1,870,275    $1,847,854      $(22,421)
Deutsche Marks, settling 01/02/98  ........     1,870     1,073,663     1,039,495       (34,168)
Japanese Yen, settling 02/27/98 ...........    56,000       432,305       432,825           520
Netherlands Guilders, settling 01/02/98  ..     1,940       989,579       956,773       (32,806)
Norwegian Krone, settling 01/23/98  .......     2,500       347,301       338,969        (8,332)
Spanish Peseta, settling 01/23/98  ........    90,000       600,200       591,072        (9,128)
Swedish Krona, settling 01/02/98-01/23/98       2,756       359,907       347,254       (12,653)
FOREIGN CURRENCY SALE CONTRACTS
British Pounds, settling 01/07/98  ........        28        45,244        45,461          (217)
Deutsche Marks, settling 01/02/98  ........     1,870     1,048,059     1,039,495         8,564
French Franc, settling 01/23/98 ...........    11,000     1,859,663     1,830,216        29,447
Japanese Yen, settling 01/06/98-04/14/98  .   358,673     2,962,975     2,784,133       178,842
Netherlands Guilders, settling 01/02/98  ..     1,940       964,910       956,772         8,138
Norwegian Krone, settling 01/23/98  .......     2,500       348,058       338,969         9,089
Spanish Peseta, settling 01/23/98  ........    90,000       602,208       591,072        11,136
Swedish Krona, settling 01/02/98-01/23/98       2,328       307,119       293,356        13,763
                                                                                       --------
                                                                                       $139,774
                                                                                       ========

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

                                              CONTRACT      COST ON        U.S. $       UNREALIZED
                                               AMOUNT     ORIGINATION     CURRENT      APPRECIATION
ALLIANCE BALANCED PORTFOLIO:                  (000'S)        DATE          VALUE      (DEPRECIATION)
----------------------------                  -------        ----          -----      --------------
FOREIGN CURRENCY BUY CONTRACTS
French Franc, settling 01/23/98 ...........     99,000    $16,671,017   $16,471,943     $ (199,074)
Deutsche Marks, settling 01/02/98  ........     17,300      9,932,824     9,616,721       (316,103)
Japanese Yen, settling 02/27/98-04/14/98  .  1,000,000      7,838,089     7,753,716        (84,373)
Netherlands Guilders, settling 01/02/98  ..     17,600      8,977,622     8,679,999       (297,623)
Norwegian Krone, settling 01/23/98  .......     22,000      3,056,252     2,982,930        (73,322)
Spanish Peseta, settling 01/23/98  ........    800,000      5,335,112     5,253,975        (81,137)
Swedish Krona, settling 01/23/98 ..........     13,000      1,700,062     1,638,400        (61,662)
FOREIGN CURRENCY SALE CONTRACTS
British Pounds, settling 01/07/98  ........        229        375,646       375,403            243
Deutsche Marks, settling 01/02/98  ........     17,300      9,695,951     9,616,721         79,230
French Franc, settling 01/23/98-01/30/98  .     99,457     16,812,017    16,547,968        264,049
Japanese Yen, settling 01/05/98-04/14/98  .  3,988,798     32,900,946    30,969,984      1,930,962
Netherlands Guilders, settling 01/02/98  ..     17,600      8,753,823     8,679,999         73,824
Norwegian Krone, settling 01/23/98  .......     22,000      3,062,915     2,982,930         79,985
Spanish Peseta, settling 01/23/98  ........    800,000      5,352,961     5,253,975         98,986
Swedish Krona, settling 01/05/98-01/23/98       13,795      1,816,583     1,738,550         78,033
                                                                                        ----------
                                                                                        $1,492,018
                                                                                        ==========

                                                     CONTRACT      COST ON       U.S. $       UNREALIZED
                                                      AMOUNT     ORIGINATION     CURRENT     APPRECIATION
ALLIANCE GROWTH INVESTORS PORTFOLIO:                 (000'S)        DATE          VALUE     (DEPRECIATION)
------------------------------------                 -------        ----          -----     --------------
FOREIGN CURRENCY BUY CONTRACTS
British Pounds, settling 01/08/98 ................         65    $   108,622   $   107,420    $   (1,202)
French Franc, settling 01/30/98 ..................      3,653        608,562       608,068          (494)
Deutsche Marks, settling 01/02/98-01/23/98  ......     22,980     13,206,726    12,788,720      (418,006)
Japanese Yen, settling 01/05/98-04/14/98  ........  1,168,671      9,067,606     9,040,016       (27,590)
Netherlands Guilders, settling 01/23/98  .........     18,900      9,651,967     9,335,085      (316,882)
Swedish Krona, settling 01/02/98 .................      9,168      1,182,065     1,154,672       (27,393)
FOREIGN CURRENCY SALE CONTRACTS
Australian Dollars, settling 01/02/98 ............        132         85,276        86,274          (998)
British Pounds, settling 01/06/98 ................        137        227,385       225,848         1,537
Canadian Dollars, settling 01/02/98 ..............         54         36,927        37,579          (652)
Deutsche Marks, settling 01/02/98-01/23/98  ......     22,980     13,029,701    12,788,720       240,981
French Franc, settling 01/30/98 ..................      1,135        189,471       188,841           630
Indonesian Rupiah, settling 01/02/98-01/07/98  ...      9,315          1,595         1,693           (98)
Japanese Yen, settling 01/05/98-04/14/98  ........  6,217,997     51,324,595    48,270,138     3,054,457
Netherlands Guilders, settling 01/05/98-01/23/98       19,317      9,738,946     9,540,548       198,398
                                                                                              ----------
                                                                                              $2,702,688
                                                                                              ==========

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

   As of December 31, 1997, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

                                                                      GROSS UNREALIZED
                                                              --------------------------------  NET UNREALIZED
                                                  COST OF                                        APPRECIATION
PORTFOLIO                                       INVESTMENTS     APPRECIATION     DEPRECIATION   (DEPRECIATION)
---------                                       -----------     ------------     ------------   --------------
Alliance Money Market .......................  $  551,106,796  $      113,321   $      (1,450)  $      111,871
Alliance Intermediate Government Securities       113,600,359       1,418,742         (81,837)       1,336,905
Alliance Quality Bond .......................     198,044,047       1,526,456        (488,133)       1,038,323
Alliance High Yield .........................     402,787,235      10,488,392      (3,831,357)       6,657,035
Alliance Growth and Income ..................     511,230,453      85,982,551     (13,121,234)      72,861,317
Alliance Equity Index .......................     717,468,668     230,719,482      (9,632,048)     221,087,434
Alliance Common Stock .......................   7,105,768,791   2,818,811,560    (199,170,219)   2,619,641,341
Alliance Global .............................   1,080,321,370     279,910,104    (138,571,829)     141,338,275
Alliance International ......................     196,445,985      26,360,668     (39,855,124)     (13,494,456)
Alliance Aggressive Stock ...................   4,074,878,825     759,226,094    (349,159,577)     410,066,517
Alliance Small Cap Growth ...................     153,262,271       8,273,490      (7,682,047)         591,443
Alliance Conservative Investors .............     291,571,008      22,817,939      (3,133,104)      19,684,835
Alliance Balanced ...........................   1,533,148,635     209,288,194     (30,695,116)     178,593,078
Alliance Growth Investors ...................   1,486,000,218     234,997,062     (63,640,072)     171,356,990

   During the year ended December 31, 1997, the Alliance Intermediate Government Securities and Alliance Quality Bond Portfolios utilized available capital loss carryforwards of $999,418 and $4,993,810, respectively.

   The Alliance Intermediate Government Securities Portfolio had net capital loss carryforwards of $8,831,948 (of which $8,349,809 expires in the year 2002 and $482,139 expires in the year 2004). To the extent the above losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

5. Capital Share Transactions

   At December 31, 1997, there was an unlimited number of shares of beneficial interest (Shares), without par value, available for issuance by the Board of Trustees. Shares are divided into two classes, designated Class IA and Class IB for each Portfolio.

   Transactions in Shares were as follows:

                                                             ALLIANCE
                                 ALLIANCE                  INTERMEDIATE                 ALLIANCE                   ALLIANCE
                               MONEY MARKET           GOVERNMENT SECURITIES           QUALITY BOND               HIGH YIELD
                                PORTFOLIO                   PORTFOLIO                  PORTFOLIO                  PORTFOLIO
                        ------------------------     ----------------------     ----------------------     ----------------------
                                YEAR ENDED                  YEAR ENDED                 YEAR ENDED                YEAR ENDED
                               DECEMBER 31,                DECEMBER 31,               DECEMBER 31,               DECEMBER 31,
                           1997          1996           1997        1996           1997        1996           1997        1996
                        -----------  -----------     ----------  ----------     ----------  ----------     ----------  ----------
Class IA
--------
Shares sold .........    88,164,162   49,765,857      4,317,481   3,938,806      5,108,456   2,872,392     15,273,062   7,067,122
Shares issued in
 reinvestment of
 dividends and
 distributions ......     2,138,588    1,878,824        605,567     496,768      1,161,537   1,135,383      3,903,981   2,737,878
                        -----------  -----------     ----------  ----------     ----------  ----------     ----------  ----------
Total shares issued      90,302,750   51,644,681      4,923,048   4,435,574      6,269,993   4,007,775     19,177,043   9,805,000
Shares redeemed  ....   (91,686,416) (44,125,860)    (2,249,794) (2,495,957)    (1,749,691) (4,048,559)    (4,915,625) (2,158,843)
                        -----------  -----------     ----------  ----------     ----------  ----------     ----------  ----------
Net increase
 (decrease) .........    (1,383,666)   7,518,821      2,673,254   1,939,617      4,520,302     (40,784)    14,261,418   7,646,157
                        ===========  ===========     ==========  ==========     ==========  ==========     ==========  ==========

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

                                ALLIANCE                     ALLIANCE                  ALLIANCE                   ALLIANCE
                            GROWTH AND INCOME              EQUITY INDEX              COMMON STOCK                  GLOBAL
                                PORTFOLIO                   PORTFOLIO                  PORTFOLIO                  PORTFOLIO
                         -----------------------    -----------------------    -----------------------     -----------------------
                               YEAR ENDED                  YEAR ENDED                 YEAR ENDED                  YEAR ENDED
                              DECEMBER 31,                DECEMBER 31,               DECEMBER 31,                DECEMBER 31,
                            1997         1996          1997         1996          1997         1996           1997         1996
                         ----------   ----------    ----------   ----------    ----------   ----------     ----------   ----------
Class IA
--------
Shares sold ..........   17,042,406    9,026,248    25,418,356   16,152,780    50,744,225   43,446,898     13,465,598   15,536,853
Shares issued in
 reinvestment of
 dividends and
 distributions .......    2,393,845    1,157,520       723,055    1,372,168    35,866,900   39,581,929      5,883,409    3,493,773
                         ----------   ----------    ----------   ----------    ----------   ----------     ----------   ----------
Total shares issued...   19,436,251   10,183,768    26,141,411   17,524,948    86,611,125   83,028,827     19,349,007   19,030,626
Shares redeemed ......   (1,171,007)    (730,115)   (3,834,705)  (4,670,841)  (18,396,632) (15,634,826)    (8,663,149)  (3,682,913)
                         ----------   ----------    ----------   ----------    ----------   ----------     ----------   ----------
Net increase .........   18,265,244    9,453,653    22,306,706   12,854,107    68,214,493   67,394,001     10,685,858   15,347,713
                         ==========   ==========    ==========   ==========    ==========   ==========     ==========   ==========

                                ALLIANCE                       ALLIANCE                 ALLIANCE                ALLIANCE
                              INTERNATIONAL                AGGRESSIVE STOCK         SMALL CAP GROWTH     CONSERVATIVE INVESTORS
                                PORTFOLIO                     PORTFOLIO                PORTFOLIO               PORTFOLIO
                         ------------------------      -------------------------   -----------------     -----------------------
                               YEAR ENDED                     YEAR ENDED              MAY 1, 1997*             YEAR ENDED
                              DECEMBER 31,                   DECEMBER 31,                  TO                 DECEMBER 31,
                           1997           1996           1997            1996      DECEMBER 31, 1997      1997           1996
                         ----------    ----------      ----------     ----------   -----------------    ---------      ---------
Class IA
--------------------
Shares sold .........    17,702,398    12,450,977      34,847,127     28,813,436       12,473,113       2,875,061      4,420,391
Shares issued in
 reinvestment of
 dividends and
 distributions ......     1,469,420       409,789      11,233,155     18,391,950          185,690       1,809,193      1,758,154
                         ----------    ----------      ----------     ----------       ----------       ---------      ---------
Total shares issued      19,171,818    12,860,766      46,080,282     47,205,386       12,658,803       4,684,254      6,178,545
Shares redeemed  ....   (13,816,916)   (2,284,561)    (27,155,091)   (15,090,379)      (4,992,168)     (3,816,982)    (3,042,720)
                         ----------    ----------      ----------     ----------       ----------       ---------      ---------
Net increase ........     5,354,902    10,576,205      18,925,191     32,115,007        7,666,635         867,272      3,135,825
                         ==========    ==========      ==========     ==========       ==========       =========      =========

                                    ALLIANCE                      ALLIANCE
                                    BALANCED                  GROWTH INVESTORS
                                    PORTFOLIO                    PORTFOLIO
                          ----------------------------- ----------------------------
                                   YEAR ENDED                    YEAR ENDED
                                  DECEMBER 31,                  DECEMBER 31,
CLASS IA                       1997           1996           1997          1996
------------------------  -------------- -------------  ------------- -------------
Shares sold .............     3,662,533     3,826,284      9,706,135    17,024,570
Shares issued in
 reinvestment of
 dividends and
 distributions ..........     8,034,691    11,161,085      6,731,864     9,635,249
                             ----------    ----------     ----------    ----------
Total shares issued  ....    11,697,224    14,987,369     16,437,999    26,659,819
Shares redeemed .........   (12,097,554)   (7,431,615)    (4,231,449)   (1,643,924)
                             ----------    ----------     ----------    ----------
Net increase (decrease)        (400,330)    7,555,754     12,206,550    25,015,895
                             ==========    ==========     ==========    ==========

------------
* Commencement of operations.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

                                                             ALLIANCE
                                                           INTERMEDIATE                                          ALLIANCE
                                  ALLIANCE                  GOVERNMENT                 ALLIANCE                 GROWTH AND
                                MONEY MARKET                SECURITIES                HIGH YIELD                  INCOME
                                  PORTFOLIO                 PORTFOLIO                  PORTFOLIO                 PORTFOLIO
                      --------------------------------- ----------------- --------------------------------- -----------------
                        YEAR ENDED    OCTOBER 2, 1996*     MAY 1, 1997*      YEAR ENDED    OCTOBER 2, 1996*    MAY 1, 1997*
                       DECEMBER 31,          TO                 TO          DECEMBER 31,          TO                TO
CLASS IB                   1997       DECEMBER 31, 1996 DECEMBER 31, 1997       1997      DECEMBER 31, 1996  DECEMBER 31, 1997
--------              -------------- -----------------  ----------------- --------------  ----------------- -----------------
Shares sold .........   15,458,380         353,450           536,124         5,872,392          64,659           2,001,059
Shares issued in
 reinvestment of
 dividends and
 distributions ......      276,519           3,389             9,576           496,765           3,757             127,333
                        ----------         -------           -------         ---------          ------           ---------
Total shares issued     15,734,899         356,839           545,700         6,369,157          68,416           2,128,392
Shares redeemed  ....   (3,884,676)        (43,566)          (10,301)          (51,149)             --                (266)
                        ----------         -------           -------         ---------          ------           ---------
Net increase ........   11,850,223         313,273           535,399         6,318,008          68,416           2,128,126
                        ==========         =======           =======         =========          ======           =========

                           ALLIANCE                  ALLIANCE                          ALLIANCE                  ALLIANCE
                         EQUITY INDEX              COMMON STOCK                         GLOBAL                 INTERNATIONAL
                          PORTFOLIO                 PORTFOLIO                          PORTFOLIO                 PORTFOLIO
                      ----------------- --------------------------------- --------------------------------- -----------------
                         MAY 1, 1997*      YEAR ENDED    OCTOBER 2, 1996*    YEAR ENDED    OCTOBER 2, 1996*    MAY 1, 1997*
                              TO          DECEMBER 31,          TO          DECEMBER 31,          TO                TO
CLASS IB              DECEMBER 31, 1997       1997      DECEMBER 31, 1996       1997      DECEMBER 31, 1996  DECEMBER 31, 1997
--------              ----------------- --------------  ----------------- --------------  ----------------- -----------------
Shares sold .........        7,451          9,736,070         64,063         1,232,644          16,657            317,031
Shares issued in
 reinvestment of
 dividends and
 distributions ......           55            826,867          4,203            99,584             486             22,868
                             -----         ----------         ------         ---------          ------            -------
Total shares issued          7,506         10,562,937         68,266         1,332,228          17,143            339,899
Shares redeemed  ....       (1,926)           (29,575)            --          (103,224)            ---            (19,496)
                             -----         ----------         ------         ---------          ------            -------
Net increase ........        5,580         10,533,362         68,266         1,229,004          17,143            320,403
                             =====         ==========         ======         =========          ======            =======

                                                                               ALLIANCE
                                  ALLIANCE                   ALLIANCE        CONSERVATIVE                 ALLIANCE
                              AGGRESSIVE STOCK           SMALL CAP GROWTH      INVESTORS              GROWTH INVESTORS
                                  PORTFOLIO                 PORTFOLIO          PORTFOLIO                 PORTFOLIO
                      --------------------------------- ----------------- -----------------  ---------------------------------
                        YEAR ENDED    OCTOBER 2, 1996*     MAY 1, 1997*      MAY 1, 1997*      YEAR ENDED    OCTOBER 2, 1996*
                       DECEMBER 31,          TO                 TO                TO          DECEMBER 31,          TO
CLASS IB                   1997       DECEMBER 31, 1996 DECEMBER 31, 1997  DECEMBER 31, 1997      1997       DECEMBER 31, 1996
--------              -------------- -----------------  ----------------- -----------------  -------------- -----------------
Shares sold .........    1,856,882         16,059           3,666,066           467,751         1,855,983         26,902
Shares issued in
 reinvestment of
 dividends and
 distributions ......      175,796          1,035              91,565            20,199           130,747            571
                         ---------         ------           ---------           -------         ---------         ------
Total shares issued      2,032,678         17,094           3,757,631           487,950         1,986,730         27,473
Shares redeemed  ....      (15,597)           ---              (5,055)           (8,774)          (85,261)            (5)
                         ---------         ------           ---------           -------         ---------         ------
Net increase ........    2,017,081         17,094           3,752,576           479,176         1,901,469         27,468
                         =========         ======           =========           =======         =========         ======

------------
* Commencement of operations.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

6. Transactions with Affiliated Companies

   An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities. Investments in companies which were affiliates during the year ended December 31, 1997 are summarized as follows:

                                            MARKET VALUE                                 MARKET VALUE                     REALIZED
                                            DECEMBER 31,     PURCHASES       SALES       DECEMBER 31,    DIVIDEND           GAIN
                                                1996          AT COST       AT COST          1997         INCOME           (LOSS)
                                           -------------- -------------  ------------- --------------  ------------   ------------
ALLIANCE COMMON STOCK PORTFOLIO:
--------------------------------
CBL & Associates Properties, Inc. (a)  ... $   27,872,550  $         --   $  1,365,000  $   24,865,250  $1,399,008    $    345,043
Ceridian Corp ............................    148,432,500     5,701,500             --     174,774,688          --              --
Chris Craft Industries, Inc. (Class B)  ..     49,849,843            --             --      64,143,286          --              --
CompUSA, Inc. (a).........................     65,331,750    60,013,001    131,193,635              --          --      25,854,610
Regency Realty Corp. (a)..................     16,372,125            --      9,420,426       3,563,381     762,216       3,605,448
Teleport Communications Group, Inc.
 (Class A) ...............................        610,000   216,341,430     50,817,405     220,103,625          --      30,473,635
                                           --------------                              --------------  ------------   ------------
                                           $  308,468,768                               $  487,450,230  $2,161,224    $ 60,278,736
                                           ==============                              ==============  ============   ============
ALLIANCE AGGRESSIVE STOCK PORTFOLIO:
------------------------------------
Aames Financial Corp. (a) ................ $   39,907,350  $         --   $ 42,877,524  $           --  $   48,335    $ (9,329,592)
AK Steel Holding Corp. (a) ...............     52,554,637    73,027,066    115,247,008       7,421,675   1,719,840       1,150,485
Centocor, Inc. ...........................     66,044,550   153,361,306      1,564,875     167,463,625          --         538,805
Circuit City Stores, Inc.-Carmax Group ...             --   114,969,960      6,657,086      56,346,300          --      (1,898,235)
Comverse Technology, Inc. ................             --    82,646,377             --      72,520,500          --         431,918
Continental Airlines, Inc. (Class B)  ....     47,587,125    95,672,700             --     213,588,375          --              --
Crompton & Knowles Corp. .................     65,534,700    34,325,930        614,460     137,800,000     261,900         292,418
DT Industries, Inc. (a)...................     20,366,500    22,230,101     42,269,251              --      29,924      (3,199,546)
Chancellor Media Corp. (Class A)(a) ......     62,782,500    26,261,011     97,120,056              --          --     108,624,669
Harman International Industries, Inc. (a).     83,281,750    19,373,632     76,334,998              --     220,450     (15,768,300)
Medimmune, Inc. ..........................     17,205,700       389,200         84,900      57,443,925          --         818,670
Mohawk Industries, Inc. (a) ..............     27,068,800    19,900,747             --      69,103,125          --              --
National Steel Corp. (a)..................             --    28,264,493     28,264,495              --          --       3,035,056
Nine West Group, Inc. (a).................    144,356,100    17,605,733    133,671,638              --          --      12,984,585
Polymer Group, Inc. (a)...................     36,167,575            --     46,201,328              --          --     (22,064,281)
Security Capital Group, Inc. (Class B)  ..             --    40,510,428             --      38,509,250          --              --
Suburban Lodges of America ...............     15,078,400     6,099,725      6,680,579      12,034,500          --       2,551,018
Telephone & Data Systems, Inc. ...........    104,508,750    56,919,636     70,807,836     133,322,406     629,885      (3,646,115)
Tommy Hilfiger Corp.......................     54,110,400    38,382,299      7,604,889      68,124,937          --      (1,608,315)
Ultramar Diamond Shamrock Corp. (a) ......    132,338,671    12,303,736    104,934,966      34,750,125   4,075,705       6,800,077
Xtra Corp. (a) ...........................     59,701,350    13,514,957     78,406,603              --     614,880      (6,280,053)
                                           --------------                              --------------  ------------   ------------
                                           $1,028,594,858                               $1,068,428,743  $7,600,919    $ 73,433,264
                                           ==============                              ==============  ============   ============

------------
(a) Holdings represented less than 5% of outstanding shares at December 31, 1997, although ownership was above 5% for a period of time during the year.

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS
December 31, 1997

SELECTED DATA FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD(c)

ALLIANCE MONEY MARKET PORTFOLIO:

                                                                    CLASS IA                                    CLASS IB
                                            -------------------------------------------------------- -----------------------------
                                                                                                                       OCTOBER 2,
                                                             YEAR ENDED DECEMBER 31,                    YEAR ENDED      1996 TO
                                            --------------------------------------------------------   DECEMBER 31,   DECEMBER 31,
                                               1997        1996       1995        1994       1993*         1997          1996
                                            ---------- ----------  ---------- ----------  ---------- --------------   ------------
Net asset value, beginning of period (a) ..   $10.17      $10.16     $10.14      $10.12     $10.11        $10.16        $10.16
                                            ---------- ----------  ---------- ----------  ---------- --------------   ------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.....................     0.54        0.54       0.57        0.41       0.30          0.52          0.11
 Net realized and unrealized gain (loss)
  on investments...........................       --       (0.01)        --          --         --            --          0.01
                                            ---------- ----------  ---------- ----------  ---------- --------------   ------------
 Total from investment operations..........     0.54        0.53       0.57        0.41       0.30          0.52          0.12
                                            ---------- ----------  ---------- ----------  ---------- --------------   ------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....    (0.53)      (0.52)     (0.55)      (0.39)     (0.29)        (0.51)        (0.02)
 Dividends in excess of net investment
  income...................................       --          --         --          --         --            --         (0.10)
 Distributions from realized gains  .......    (0.00)         --         --          --         --         (0.00)           --
                                            ---------- ----------  ---------- ----------  ---------- --------------   ------------
 Total dividends and distributions  .......    (0.53)      (0.52)     (0.55)      (0.39)     (0.29)        (0.51)        (0.12)
                                            ---------- ----------  ---------- ----------  ---------- --------------   ------------
Net asset value, end of period.............   $10.18      $10.17     $10.16      $10.14     $10.12        $10.17        $10.16
                                            ========== ==========  ========== ==========  ========== ==============   ============
Total return (d)...........................     5.42%       5.33%      5.74%       4.02%      3.00%         5.16%         1.29%
                                            ========== ==========  ========== ==========  ========== ==============   ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)..........  $449,960    $463,422   $386,691    $325,391   $248,460      $123,675       $3,184
Ratio of expenses to average net assets ...     0.39%       0.43%      0.44%       0.42%      0.42%         0.63%         0.67% (b)
Ratio of net investment income to average
 net assets................................     5.28%       5.17%      5.53%       4.01%      2.91%         5.02%         4.94% (b)

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO(e):

                                                                   CLASS IA                           CLASS IB
                                            ----------------------------------------------------- --------------
                                                                                                    MAY 1, 1997
                                                           YEAR ENDED DECEMBER 31,                       TO
                                            -----------------------------------------------------   DECEMBER 31,
                                               1997       1996       1995      1994       1993*         1997
                                            ---------- ---------  --------- ---------  ---------- --------------
Net asset value, beginning of period (a) ..   $ 9.29     $ 9.47     $ 8.87    $10.08     $10.53        $ 9.27
                                            ---------- ---------  --------- ---------  ---------- --------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.....................     0.53       0.54       0.58      0.65       0.59          0.32
 Net realized and unrealized gain (loss)
  on investments...........................     0.13      (0.19)      0.57     (1.08)      0.51          0.22
                                            ---------- ---------  --------- ---------  ---------- --------------
 Total from investment operations..........     0.66       0.35       1.15     (0.43)      1.10          0.54
                                            ---------- ---------  --------- ---------  ---------- --------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....    (0.51)     (0.53)     (0.55)    (0.78)     (0.68)        (0.38)
 Distributions from realized gains ........       --         --         --        --      (0.87)           --
                                            ---------- ---------  --------- ---------  ---------- --------------
 Total dividends and distributions ........    (0.51)     (0.53)     (0.55)    (0.78)     (1.55)        (0.38)
                                            ---------- ---------  --------- ---------  ---------- --------------
Net asset value, end of period.............   $ 9.44     $ 9.29     $ 9.47    $ 8.87     $10.08        $ 9.43
                                            ========== =========  ========= =========  ========== ==============
Total return (d)...........................     7.29%      3.78%     13.33%    (4.37)%    10.58%         5.83%
                                            ========== =========  ========= =========  ========== ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)..........  $115,114    $88,384   $71,780    $48,518   $158,511       $5,052
Ratio of expenses to average net assets ...     0.55%      0.56%      0.57%     0.56%      0.53%         0.81%(b)
Ratio of net investment income to average
 net assets................................     5.61%      5.73%      6.15%     6.75%      5.43%         5.15%(b)
Portfolio turnover rate....................      285%       318%       255%      133%       254%          285%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1997

ALLIANCE QUALITY BOND PORTFOLIO:

                                                                                     CLASS IA
                                                                   ---------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,             OCTOBER 1, 1993
                                                                   ---------------------------------------------         TO
                                                                      1997        1996       1995        1994    DECEMBER 31, 1993
                                                                   ---------- ----------  ---------- ----------  -----------------
Net asset value, beginning of period (a)..........................   $ 9.49      $ 9.61     $ 8.72      $ 9.82        $  10.00
                                                                   ---------- ----------  ---------- ----------  -----------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income............................................     0.60        0.57       0.57        0.66            0.11
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions...................................     0.24       (0.07)      0.88       (1.16)          (0.16)
                                                                   ---------- ----------  ---------- ----------  -----------------
 Total from investment operations.................................     0.84        0.50       1.45       (0.50)          (0.05)
                                                                   ---------- ----------  ---------- ----------  -----------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income.............................    (0.59)      (0.60)     (0.56)      (0.55)          (0.12)
 Dividends in excess of net investment income.....................       --       (0.02)        --          --              --
 Distributions in excess of realized gains........................       --          --         --          --           (0.01)
 Tax return of capital distributions..............................       --          --         --       (0.05)             --
                                                                   ---------- ----------  ---------- ----------  -----------------
 Total dividends and distributions................................    (0.59)      (0.62)     (0.56)      (0.60)          (0.13)
                                                                   ---------- ----------  ---------- ----------  -----------------
Net asset value, end of period....................................   $ 9.74      $ 9.49     $ 9.61      $ 8.72        $   9.82
                                                                   ========== ==========  ========== ==========  =================
Total return (d)..................................................     9.14%       5.36%     17.02%      (5.10)%         (0.51)%
                                                                   ========== ==========  ========== ==========  =================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).................................  $203,233    $155,023   $157,443    $127,575       $104,832
Ratio of expenses to average net assets...........................     0.57%       0.59%      0.59%       0.59%           0.69%(b)
Ratio of net investment income to average net assets .............     6.19%       6.06%      6.13%       7.17%           4.62%(b)
Portfolio turnover rate...........................................      374%        431%       411%        222%             77%

ALLIANCE HIGH YIELD PORTFOLIO:

                                                                   CLASS IA                                   CLASS IB
                                            ------------------------------------------------------ -----------------------------
                                                                                                                    OCTOBER 2,
                                                            YEAR ENDED DECEMBER 31,                   YEAR ENDED      1996 TO
                                            ------------------------------------------------------   DECEMBER 31,  DECEMBER 31,
                                               1997        1996       1995       1994      1993*         1997          1996
                                            ---------- ----------  ---------- ---------  --------- -------------- --------------
Net asset value, beginning of period (a)  .   $10.02      $ 9.64     $ 8.91     $10.08     $ 9.15       $10.01        $10.25
                                            ---------- ----------  ---------- ---------  --------- -------------- --------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.....................     1.04        1.02       0.98       0.89       0.94         1.05          0.19
 Net realized and unrealized gain (loss)
  on investments ..........................     0.75        1.07       0.73      (1.17)      1.10         0.71          0.15
                                            ---------- ----------  ---------- ---------  --------- -------------- --------------
 Total from investment operations..........     1.79        2.09       1.71      (0.28)      2.04         1.76          0.34
                                            ---------- ----------  ---------- ---------  --------- -------------- --------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....    (0.97)      (0.98)     (0.94)     (0.88)     (0.92)       (0.95)        (0.03)
 Dividends in excess of net investment
  income...................................       --       (0.03)     (0.04)     (0.01)        --           --         (0.25)
 Distributions from realized gains ........    (0.43)      (0.70)        --         --      (0.19)       (0.43)        (0.01)
 Distributions in excess of realized
  gains....................................       --          --         --         --         --           --         (0.29)
                                            ---------- ----------  ---------- ---------  --------- -------------- --------------
 Total dividends and distributions ........    (1.40)      (1.71)     (0.98)     (0.89)     (1.11)       (1.38)        (0.58)
                                            ---------- ----------  ---------- ---------  --------- -------------- --------------
Net asset value, end of period.............   $10.41      $10.02     $ 9.64     $ 8.91     $10.08       $10.39        $10.01
                                            ========== ==========  ========== =========  ========= ============== ==============
Total return (d)...........................    18.48%      22.89%     19.92%     (2.79)%    23.15%       18.19%         3.32%
                                            ========== ==========  ========== =========  ========= ============== ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)..........  $355,473    $199,360   $118,129    $73,895   $67,169      $66,338        $  685
Ratio of expenses to average net assets  ..     0.62%       0.59%      0.60%      0.61%      0.63%        0.88%         0.82%(b)
Ratio of net investment income to average
 net assets................................     9.82%       9.93%     10.34%      9.23%      9.52%        9.76%         8.71%(b)
Portfolio turnover rate ...................[PAGE 88]   390%   485%      350%       248%       280%         390%          485%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1997

ALLIANCE GROWTH AND INCOME PORTFOLIO:

                                                                           CLASS IA                                CLASS IB
                                                -------------------------------------------------------------  -----------------
                                                          YEAR ENDED DECEMBER 31,            OCTOBER 1, 1993      MAY 1, 1997
                                                ------------------------------------------         TO                TO
                                                   1997        1996       1995      1994    DECEMBER 31, 1993  DECEMBER 31, 1997
                                                ---------- ----------  --------- ---------  -----------------  -----------------
Net asset value, beginning of period (a).......  $  13.01    $  11.70   $  9.70    $  9.95        $10.00            $    13.42
                                                ---------- ----------  --------- ---------  -----------------    ---------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.........................      0.15        0.24      0.33       0.31          0.03                  0.05
 Net realized and unrealized gain (loss) on
  investments..................................      3.30        2.05      1.97      (0.36)        (0.06)                 2.91
                                                ---------- ----------  --------- ---------  -----------------    ---------------
 Total from investment operations..............      3.45        2.29      2.30      (0.05)        (0.03)                 2.96
                                                ---------- ----------  --------- ---------  -----------------    ---------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income..........     (0.15)      (0.23)    (0.30)     (0.20)        (0.02)                (0.09)
 Dividends in excess of net investment income .        --          --        --         --         (0.00)                   --
 Distributions from realized gains.............     (0.93)      (0.75)       --         --            --                 (0.93)
 Tax return of capital distributions...........        --          --        --         --         (0.00)                   --
                                                ---------- ----------  --------- ---------  -----------------    ---------------
 Total dividends and distributions.............     (1.08)      (0.98)    (0.30)     (0.20)        (0.02)                (1.02)
                                                ---------- ----------  --------- ---------  -----------------    ---------------
Net asset value, end of period.................  $  15.38    $  13.01   $ 11.70    $  9.70        $ 9.95            $    15.36
                                                ========== ==========  ========= =========  =================    ===============
Total return (d)...............................     26.90%      20.09%    24.07%     (0.58)%       (0.25)%               22.41%
                                                ========== ==========  ========= =========  =================    ===============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)..............  $555,059    $232,080   $98,053    $31,522        $1,456               $32,697
Ratio of expenses to average net assets .......      0.58%       0.58%     0.60%      0.78%         2.70%(b)              0.83%(b)
Ratio of net investment income to average
 net assets ...................................      0.99%       1.94%     3.11%      3.13%         1.12%(b)              0.43%(b)
Portfolio turnover rate .......................        79%         88%       65%        52%           48%                   79%
Average commission rate paid (f)...............  $ 0.0586    $ 0.0604        --         --            --               $0.0586

ALLIANCE EQUITY INDEX PORTFOLIO:

                                                                                 CLASS IA                            CLASS IB
                                                           ---------------------------------------------------- -----------------
                                                                YEAR ENDED DECEMBER 31,         MARCH 1, 1994      MAY 1, 1997
                                                           ----------------------------------        TO                 TO
                                                              1997        1996       1995     DECEMBER 31, 1994 DECEMBER 31, 1997
                                                           ---------- ----------  ---------- -----------------  -----------------
Net asset value, beginning of period (a) .................  $  15.16    $  13.13   $   9.87        $ 10.00           $ 16.35
                                                           ---------- ----------  ---------- -----------------  -----------------

 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income....................................      0.26        0.27       0.26           0.20              0.14
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions ......................      4.64        2.65       3.32          (0.09)             3.48
                                                           ---------- ----------  ---------- -----------------  -----------------

 Total from investment operations.........................      4.90        2.92       3.58           0.11              3.62
                                                           ---------- ----------  ---------- -----------------  -----------------

 LESS DISTRIBUTIONS:
 Dividends from net investment income.....................     (0.25)      (0.25)     (0.22)         (0.20)            (0.17)
 Distributions from realized gains........................     (0.07)      (0.64)     (0.09)         (0.03)            (0.07)
 Distributions in excess of realized gains................        --          --      (0.01)         (0.01)               --
                                                           ---------- ----------  ---------- -----------------  -----------------

 Total dividends and distributions........................     (0.32)      (0.89)     (0.32)         (0.24)            (0.24)
                                                           ---------- ----------  ---------- -----------------  -----------------

Net asset value, end of period............................  $  19.74    $  15.16   $  13.13        $  9.87           $ 19.73
                                                           ========== ==========  ========== =================  =================

Total return (d)..........................................     32.58%      22.39%     36.48%          1.08%            22.28%
                                                           ========== ==========  ========== =================  =================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).........................  $943,631    $386,249   $165,785        $36,748           $   110
Ratio of expenses to average net assets...................      0.37%       0.39%      0.48%          0.49%(b)          0.62%(b)
Ratio of net investment income to average net assets .....      1.46%       1.91%      2.16%          2.42%(b)          1.10%(b)
Portfolio turnover rate...................................         3%         15%         9%             7%                3%
Average commission rate paid (f)..........................  $ 0.0309    $ 0.0306         --             --           $0.0309

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1997

ALLIANCE COMMON STOCK PORTFOLIO:

                                                                        CLASS IA
                                           ------------------------------------------------------------------

                                                                 YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------
                                               1997          1996         1995          1994         1993*
                                           ------------ ------------  ------------ ------------  ------------
Net asset value, beginning of period (a) .  $    18.23    $    16.48   $    13.36    $    14.65   $    13.49
                                           ------------ ------------  ------------ ------------  ------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income....................        0.14          0.15         0.20          0.20         0.23
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions............................        5.12          3.73         4.12         (0.51)        3.10
                                           ------------ ------------  ------------ ------------  ------------
 Total from investment operations ........        5.26          3.88         4.32         (0.31)        3.33
                                           ------------ ------------  ------------ ------------  ------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....       (0.11)        (0.15)       (0.20)        (0.19)       (0.23)
 Dividends in excess of net investment
  income..................................          --            --        (0.02)        (0.01)       (0.00)
 Distributions from realized gains .......       (1.77)        (1.76)       (0.95)        (0.77)       (1.94)
 Distributions in excess of realized
  gains...................................          --         (0.22)       (0.03)           --           --
 Tax return of capital distributions .....          --            --           --         (0.01)          --
                                           ------------ ------------  ------------ ------------  ------------
 Total dividends and distributions .......       (1.88)        (2.13)       (1.20)        (0.98)       (2.17)
                                           ------------ ------------  ------------ ------------  ------------
Net asset value, end of period............  $    21.61    $    18.23   $    16.48    $    13.36   $    14.65
                                           ============ ============  ============ ============  ============
Total return (d)..........................       29.40%        24.28%       32.45%        (2.14)%      24.84%
                                           ============ ============  ============ ============  ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........  $9,331,994    $6,625,390   $4,879,677    $3,466,245   $3,125,128
Ratio of expenses to average net assets ..        0.39%         0.38%        0.38%         0.38%        0.38%
Ratio of net investment income to average
 net assets...............................        0.69%         0.85%        1.27%         1.40 %       1.55%
Portfolio turnover rate...................          52%           55%          61%           52%          82%
Average commission rate paid (f)..........  $   0.0579    $   0.0565           --            --           --

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                      CLASS IB
                                           ----------------------------
                                                            OCTOBER 2,
                                              YEAR ENDED      1996 TO
                                             DECEMBER 31,  DECEMBER 31,
                                                 1997          1996
                                           --------------  ------------
Net asset value, beginning of period (a) .     $  18.22       $ 17.90
                                           --------------  ------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income....................         0.10          0.02
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions............................         5.11          1.52
                                           --------------  ------------
 Total from investment operations ........         5.21          1.54
                                           --------------  ------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....        (0.08)        (0.00)
 Dividends in excess of net investment
  income..................................           --         (0.03)
 Distributions from realized gains .......        (1.77)        (0.16)
 Distributions in excess of realized
  gains...................................           --         (1.03)
 Tax return of capital distributions .....           --            --
                                           --------------  ------------
 Total dividends and distributions .......        (1.85)        (1.22)
                                           --------------  ------------
Net asset value, end of period............     $  21.58       $ 18.22
                                           ==============  ============
Total return (d)..........................        29.07%         8.49%
                                           ==============  ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........     $228,780       $ 1,244
Ratio of expenses to average net assets ..         0.64%         0.63%(b)
Ratio of net investment income to average
 net assets...............................         0.46%         0.61%(b)
Portfolio turnover rate...................           52%           55%
Average commission rate paid (f)..........     $ 0.0579       $0.0565

ALLIANCE GLOBAL PORTFOLIO:

                                                                    CLASS IA                                    CLASS IB
                                           ---------------------------------------------------------- ----------------------------
                                                                                                                       OCTOBER 2,
                                                             YEAR ENDED DECEMBER 31,                     YEAR ENDED     1996 TO
                                           ----------------------------------------------------------   DECEMBER 31,  DECEMBER 31,
                                               1997         1996       1995        1994       1993*         1997         1996
                                           ------------ ----------  ---------- ----------  ---------- -------------- -------------
Net asset value, beginning of period (a) .     16.92       $15.74     $13.87      $13.62     $11.41        $16.91       $ 16.57
                                           ------------ ----------  ---------- ----------  ---------- -------------- -------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income....................      0.17         0.21       0.26        0.20       0.08          0.12          0.02
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions............................      1.75         2.05       2.32        0.52       3.58          1.76          0.81
                                           ------------ ----------  ---------- ----------  ---------- -------------- -------------
 Total from investment operations ........      1.92         2.26       2.58        0.72       3.66          1.88          0.83
                                           ------------ ----------  ---------- ----------  ---------- -------------- -------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....     (0.36)       (0.21)     (0.25)      (0.17)     (0.15)        (0.33)           --
 Dividends in excess of net investment
  income..................................        --        (0.08)        --          --         --            --         (0.11)
 Distributions from realized gains .......     (1.19)       (0.79)     (0.42)      (0.28)     (1.30)        (1.19)        (0.10)
 Distributions in excess of realized
  gains...................................        --           --      (0.03)      (0.00)     (0.00)           --         (0.28)
 Tax return of capital distributions .....        --        (0.00)     (0.01)      (0.02)        --            --         (0.00)
                                           ------------ ----------  ---------- ----------  ---------- -------------- -------------
 Total dividends and distributions .......     (1.55)       (1.08)     (0.71)      (0.47)     (1.45)        (1.52)        (0.49)
                                           ------------ ----------  ---------- ----------  ---------- -------------- -------------
Net asset value, end of period............  $  17.29     $  16.92   $  15.74    $  13.87   $  13.62      $ 17.27       $ 16.91
                                           ============ ==========  ========== ==========  ========== ============== =============
Total return (d)..........................     11.66%       14.60%     18.81%       5.23 %    32.09%       11.38%         4.98%
                                           ============ ==========  ========== ==========  ========== ============== =============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........  $1,203,867    $997,041   $686,140    $421,698   $141,257      $21,520       $   290
Ratio of expenses to average net assets ..        0.69%       0.60%      0.61%       0.69%      0.84%        0.97%         0.86%(b)
Ratio of net investment income to average
 net assets...............................        0.97%       1.28%      1.76%       1.41 %     0.62%        0.67%         0.48%(b)
Portfolio turnover rate...................          57%         59%        67%         71%       150%          57%           59%
Average commission rate paid (f)..........  $   0.0412    $ 0.0418         --          --         --      $0.0412       $0.0418

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1997

ALLIANCE INTERNATIONAL PORTFOLIO:

                                                                                   CLASS IA                      CLASS IB
                                                                  ----------------------------------------- -----------------
                                                                  YEAR ENDED DECEMBER 31,   APRIL 3, 1995      MAY 1, 1997
                                                                  -----------------------         TO               TO
                                                                      1997        1996    DECEMBER 31, 1995 DECEMBER 31, 1997
                                                                   ---------- ----------  ----------------- -----------------
Net asset value, beginning of period (a) .........................   $11.50      $10.87         $10.00            $11.39
                                                                   ---------- ----------  ----------------- -----------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income............................................     0.10        0.13           0.14              0.02
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ..................................    (0.45)       0.94           0.98             (0.31)
                                                                   ---------- ----------  ----------------- -----------------
 Total from investment operations.................................    (0.35)       1.07           1.12             (0.29)
                                                                   ---------- ----------  ----------------- -----------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income.............................    (0.32)      (0.10)         (0.07)            (0.28)
 Dividends in excess of net investment income.....................       --       (0.09)         (0.13)               --
 Distributions from realized gains................................    (0.56)      (0.25)         (0.05)            (0.56)
                                                                   ---------- ----------  ----------------- -----------------
 Total dividends and distributions................................    (0.88)      (0.44)         (0.25)            (0.84)
                                                                   ---------- ----------  ----------------- -----------------
Net asset value, end of period....................................   $10.27      $11.50         $10.87            $10.26
                                                                   ========== ==========  ================= =================
Total return (d)..................................................    (2.98)%      9.82%         11.29%            (2.54)%
                                                                   ========== ==========  ================= =================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).................................  $190,611    $151,907       $28,684             $3,286
Ratio of expenses to average net assets...........................     1.08%       1.06%          1.03%(b)          1.38%(b)
Ratio of net investment income to average net assets .............     0.83%       1.10%          1.71%(b)          0.20%(b)
Portfolio turnover rate...........................................       59%         48%            56%               59%
Average commission rate paid (f)..................................   $0.0294    $0.0251           --              $0.0294

ALLIANCE AGGRESSIVE STOCK PORTFOLIO:

                                                                       CLASS IA
                                          ------------------------------------------------------------------

                                                                YEAR ENDED DECEMBER 31,
                                          ------------------------------------------------------------------
                                              1997          1996         1995          1994         1993*
                                          ------------ ------------  ------------ ------------  ------------
Net asset value, beginning of period
 (a).....................................    $35.85        $35.68       $30.63        $31.89       $29.81
                                          ------------ ------------  ------------ ------------  ------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income...................      0.04          0.09         0.10          0.04         0.09
 Net realized and unrealized gain (loss)
  on investments.........................      3.71          7.52         9.54         (1.26)        4.91
                                          ------------ ------------  ------------ ------------  ------------
 Total from investment operations .......      3.75          7.61         9.64         (1.22)        5.00
                                          ------------ ------------  ------------ ------------  ------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...     (0.05)        (0.09)       (0.10)        (0.04)       (0.09)
 Dividends in excess of net investment
  income.................................        --         (0.00)          --            --           --
 Distributions from realized gains ......     (3.33)        (7.33)       (4.49)           --        (2.75)
 Distributions in excess of realized
  gains..................................        --         (0.02)          --            --        (0.07)
 Tax return of capital distributions ....        --            --           --         (0.00)       (0.01)
                                          ------------ ------------  ------------ ------------  ------------
 Total dividends and distributions ......     (3.38)        (7.44)       (4.59)        (0.04)       (2.92)
                                          ------------ ------------  ------------ ------------  ------------
Net asset value, end of period...........    $36.22        $35.85       $35.68        $30.63       $31.89
                                          ============ ============  ============ ============  ============
Total return (d).........................     10.94%        22.20%       31.63%        (3.81)%      16.77%
                                          ============ ============  ============ ============  ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......  $4,589,771    $3,865,256   $2,700,515    $1,832,164   $1,557,332
Ratio of expenses to average net assets .      0.54%         0.48%        0.49%         0.49%        0.49%
Ratio of net investment income (loss) to
 average net assets......................      0.11%         0.24%        0.28%         0.12 %       0.28%
Portfolio turnover rate..................       123%          108%         127%           92%          89%
Average commission rate paid (f) ........    $0.0571      $0.0263              --           --            --

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                       CLASS IB
                                           ----------------------------
                                                             OCTOBER 2,
                                              YEAR ENDED       1996 TO
                                             DECEMBER 31,   DECEMBER 31,
                                                 1997           1996
                                           -------------- -------------
Net asset value, beginning of period
 (a).....................................       $35.83       $37.28
                                           -------------- -------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income...................        (0.11)       (0.01)
 Net realized and unrealized gain (loss)
  on investments.........................         3.77         0.85
                                           -------------- -------------
 Total from investment operations .......         3.66         0.84
                                           -------------- -------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...        (0.03)          --
 Dividends in excess of net investment
  income.................................           --        (0.02)
 Distributions from realized gains ......        (3.33)       (0.23)
 Distributions in excess of realized
  gains..................................           --        (2.04)
 Tax return of capital distributions ....           --           --
                                           -------------- -------------
 Total dividends and distributions ......        (3.36)       (2.29)
                                           -------------- -------------
Net asset value, end of period...........       $36.13       $35.83
                                           ============== =============
Total return (d).........................        10.66%        2.32%
                                           ============== =============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......      $73,486      $   613
Ratio of expenses to average net assets .         0.81%        0.73% (b)
Ratio of net investment income (loss) to
 average net assets......................        (0.28)%      (0.10)%(b)
Portfolio turnover rate..................          123%         108%
Average commission rate paid (f) ........      $0.0571      $0.0263

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1997

ALLIANCE SMALL CAP GROWTH PORTFOLIO:

                                                                 CLASS IA          CLASS IB
                                                            ----------------- -----------------
                                                               MAY 1, 1997        MAY 1, 1997
                                                                    TO                TO
                                                            DECEMBER 31, 1997  DECEMBER 31, 1997
                                                            ----------------- -----------------
Net asset value, beginning of period (a) ..................       $10.00            $10.00
                                                            ----------------- -----------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.....................................         0.01             (0.01)
 Net realized and unrealized gain on investments  .........         2.65              2.65
                                                            ----------------- -----------------
 Total from investment operations..........................         2.66              2.64
                                                            ----------------- -----------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income......................        (0.01)            (0.00)
 Distributions from realized gains.........................        (0.30)            (0.30)
                                                            ----------------- -----------------
 Total dividends and distributions.........................        (0.31)            (0.30)
                                                            ----------------- -----------------
Net asset value, end of period.............................       $12.35            $12.34
                                                            ================= =================
Total return (d)...........................................        26.74%            26.57%
                                                            ================= =================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)..........................       $94,676           $46,324
Ratio of expenses to average net assets....................         0.95%(b)          1.15% (b)
Ratio of net investment income (loss) to average net
 assets....................................................         0.10%(b)         (0.12)%(b)
Portfolio turnover rate....................................           96%               96%
Average commission rate paid...............................      $0.0488            $0.0488

ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO:

                                                                              CLASS IA                              CLASS IB
                                                      -------------------------------------------------------- -----------------
                                                                       YEAR ENDED DECEMBER 31,                    MAY 1, 1997
                                                      --------------------------------------------------------       TO
                                                         1997        1996       1995        1994       1993*   DECEMBER 31, 1997
                                                      ---------- ----------  ---------- ----------  ---------- -----------------
Net asset value, beginning of period (a).............   $11.29      $11.52     $10.15      $11.12     $10.94         $11.29
                                                      ---------- ----------  ---------- ----------  ---------- -----------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income...............................     0.49        0.50       0.60        0.55       0.52           0.31
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions  ....     0.97        0.07       1.43       (1.00)      0.65           1.01
                                                      ---------- ----------  ---------- ----------  ---------- -----------------
 Total from investment operations....................     1.46        0.57       2.03       (0.45)      1.17           1.32
                                                      ---------- ----------  ---------- ----------  ---------- -----------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income................    (0.49)      (0.51)     (0.59)      (0.52)     (0.50)         (0.36)
 Dividends in excess of net investment income .......       --          --         --          --      (0.00)            --
 Distributions from realized gains...................    (0.37)      (0.27)     (0.07)         --      (0.49)         (0.37)
 Distributions in excess of realized gains ..........       --       (0.02)        --          --         --             --
                                                      ---------- ----------  ---------- ----------  ---------- -----------------
 Total dividends and distributions...................    (0.86)      (0.80)     (0.66)      (0.52)     (0.99)         (0.73)
                                                      ---------- ----------  ---------- ----------  ---------- -----------------
Net asset value, end of period.......................   $11.89      $11.29     $11.52      $10.15     $11.12         $11.88
                                                      ========== ==========  ========== ==========  ========== =================
Total return (d).....................................    13.25%       5.21%     20.40%      (4.10)%    10.76%         11.84%
                                                      ========== ==========  ========== ==========  ========== =================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)....................  $307,847    $282,402   $252,101    $173,691   $114,418        $5,694
Ratio of expenses to average net assets..............     0.57%       0.61%      0.59%       0.59%      0.60%          0.80%(b)
Ratio of net investment income to average net
 assets..............................................     4.17%       4.48%      5.48%       5.22%      4.49%          3.82%(b)
Portfolio turnover rate..............................      206%        181%       287%        228%       178%           206%
Average commission rate paid (f).....................   $0.0413    $0.0488       --          --         --           $0.0413

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1997

ALLIANCE BALANCED PORTFOLIO:

                                                                        CLASS IA
                                           ------------------------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------
                                               1997          1996         1995          1994         1993*
                                           ------------ ------------  ------------ ------------  ------------
Net asset value, beginning of period (a) .    $16.64        $16.76       $14.87        $16.67     $    16.19
                                           ------------ ------------  ------------ ------------  ------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income....................      0.58          0.53         0.54          0.45           0.50
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions............................      1.86          1.31         2.36         (1.78)          1.46
                                           ------------ ------------  ------------ ------------  ------------
 Total from investment operations ........      2.44          1.84         2.90         (1.33)          1.96
                                           ------------ ------------  ------------ ------------  ------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....     (0.59)        (0.53)       (0.54)        (0.44)         (0.50)
 Dividends in excess of net investment
  income..................................        --            --           --         (0.03)            --
 Distributions from realized gains .......     (0.91)        (1.40)       (0.47)           --          (0.95)
 Distributions in excess of realized
  gains...................................        --         (0.03)          --            --          (0.03)
 Tax return of capital distributions .....        --            --           --         (0.00)            --
                                           ------------ ------------  ------------ ------------  ------------
 Total dividends and distributions .......     (1.50)        (1.96)       (1.01)        (0.47)         (1.48)
                                           ------------ ------------  ------------ ------------  ------------
Net asset value, end of period............    $17.58        $16.64       $16.76        $14.87     $    16.67
                                           ============ ============  ============ ============  ============
Total return (d)..........................     15.06%        11.68%       19.75%        (8.02)%        12.28%
                                           ============ ============  ============ ============  ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........  $1,724,089    $1,637,856   $1,523,142    $1,329,820   $1,364,640
Ratio of expenses to average net assets ..      0.45%         0.41%        0.40%         0.39%          0.39%
Ratio of net investment income to average
 net assets...............................      3.30%         3.15%        3.33%         2.87%          2.99%
Portfolio turnover rate...................       146%          177%         186%          115%            99%
Average commission rate paid (f)..........    $0.0409      $0.0516           --            --             --

ALLIANCE GROWTH INVESTORS PORTFOLIO:

                                                                      CLASS IA
                                           ------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------
                                               1997          1996        1995        1994       1993*
                                           ------------ ------------  ---------- ----------  ----------
Net asset value, beginning of period (a) .    $17.20        $17.68      $14.66      $15.61    $  14.69
                                           ------------ ------------  ---------- ----------  ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income....................      0.41          0.40        0.57        0.50        0.43
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions............................      2.43          1.66        3.24       (0.98)       1.79
                                           ------------ ------------  ---------- ----------  ----------
 Total from investment operations ........      2.84          2.06        3.81       (0.48)       2.22
                                           ------------ ------------  ---------- ----------  ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....     (0.46)        (0.40)      (0.54)      (0.46)      (0.42)
 Dividends in excess of net investment
  income..................................        --         (0.03)      (0.01)      (0.01)         --
 Distributions from realized gains .......     (1.03)        (2.10)      (0.24)         --       (0.88)
 Distributions in excess of realized
  gains...................................        --         (0.01)         --          --          --
                                           ------------ ------------  ---------- ----------  ----------
 Total dividends and distributions .......     (1.49)        (2.54)      (0.79)      (0.47)      (1.30)
                                           ------------ ------------  ---------- ----------  ----------
Net asset value, end of period............    $18.55        $17.20      $17.68      $14.66    $  15.61
                                           ============ ============  ========== ==========  ==========
Total return (d)..........................     16.87%        12.61%      26.37%      (3.15)%     15.26%
                                           ============ ============  ========== ==========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........  $1,630,389    $1,301,643   $896,134    $492,478   $278,467
Ratio of expenses to average net assets ..     0.57%         0.57%       0.56%       0.59%        0.62%
Ratio of net investment income to average
 net assets...............................     2.18%         2.31%       3.43%       3.32%        2.71%
Portfolio turnover rate...................      121%          190%        107%        131%         118%
Average commission rate paid (f)..........    $0.0460      $0.0495         --          --           --

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                        CLASS IB
                                            ------------------------------
                                                             OCTOBER 2,
                                              YEAR ENDED       1996 TO
                                             DECEMBER 31,    DECEMBER 31,
                                                 1997           1996
                                            --------------  --------------
Net asset value, beginning of period (a) .      $ 17.19         $ 16.78
                                            --------------  --------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income....................         0.36            0.07
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions............................         2.43            0.71
                                            --------------  --------------
 Total from investment operations ........         2.79            0.78
                                            --------------  --------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....        (0.43)          (0.02)
 Dividends in excess of net investment
  income..................................           --           (0.09)
 Distributions from realized gains .......        (1.03)          (0.02)
 Distributions in excess of realized
  gains...................................           --           (0.24)
                                            --------------  --------------
 Total dividends and distributions .......        (1.46)          (0.37)
                                            --------------  --------------
Net asset value, end of period............      $ 18.52         $ 17.19
                                            ==============  ==============
Total return (d)..........................        16.58%           4.64%
                                            ==============  ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........      $35,730           $ 472
Ratio of expenses to average net assets ..         0.82%           0.84%(b)
Ratio of net investment income to average
 net assets...............................         1.88%           1.69%(b)
Portfolio turnover rate...................          121%            190%
Average commission rate paid (f)..........      $0.0460         $0.0495

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Concluded)
December 31, 1997

* Prior to July 22, 1993, Equitable Capital Management Corporation ("Equitable Capital") served as the investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.

(a) Date as of which funds were first allocated to the Portfolios are as follows:

       Class IA:

       Alliance Common Stock Portfolio--June 16, 1975
       Alliance Money Market Portfolio--July 13, 1981
       Alliance Balanced Portfolio--January 27, 1986
       Alliance Aggressive Stock Portfolio--January 27, 1986
       Alliance High Yield Portfolio--January 2, 1987
       Alliance Global Portfolio--August 27, 1987
       Alliance Conservative Investors Portfolio--October 2, 1989
       Alliance Growth Investors Portfolio--October 2, 1989
       Alliance Intermediate Government Securities Portfolio--April 1, 1991 Alliance Quality Bond Portfolio--October 1, 1993
       Alliance Growth and Income Portfolio--October 1, 1993
       Alliance Equity Index Portfolio--March 1, 1994
       Alliance International Portfolio--April 3, 1995
       Alliance Small Cap Growth--May 1, 1997

       Class IB:

       Alliance Money Market, Alliance High Yield, Alliance Common Stock, Alliance Global, Alliance Aggressive Stock and Alliance Growth Investors Portfolios--October 2, 1996.
       Alliance Intermediate Government Securities, Alliance Growth and Income, Alliance Equity Index, Alliance International, Alliance Small Cap Growth and Alliance Conservative Investors Portfolios--May 1, 1997.

(b)    Annualized.

(c) Net investment income and capital changes per share are based upon monthly average shares outstanding.

(d) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(e) On February 22, 1994, shares of the Alliance Intermediate Government Securities Portfolio of the Trust were substituted for shares of the Trust's Alliance Short-Term World Income Portfolio.

(f) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose its average commission rate paid per share for equity security trades on which commissions are charged.

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The Hudson River Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Alliance Money Market Portfolio, Alliance Intermediate Government Securities Portfolio, Alliance Quality Bond Portfolio, Alliance High Yield Portfolio, Alliance Growth and Income Portfolio, Alliance Equity Index Portfolio, Alliance Common Stock Portfolio, Alliance Global Portfolio, Alliance International Portfolio, Alliance Aggressive Stock Portfolio, Alliance Small Cap Growth Portfolio, Alliance Conservative Investors Portfolio, Alliance Balanced Portfolio and Alliance Growth Investors Portfolio (constituting the fourteen portfolios of The Hudson River Trust, hereafter referred to as the "Trust") at December 31, 1997, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York 10036
February 9, 1998

                                   APPENDIX A


DESCRIPTION OF COMMERCIAL PAPER RATINGS


A-1 AND PRIME-1 COMMERCIAL PAPER RATINGS


The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:

    o  liquidity ratios are adequate to meet cash requirements;

    o  long-term senior debt is rated "A" or better;

    o  the issuer has access to at least two additional channels of borrowing;

    o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

    o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and

    o  the reliability and quality of management are unquestioned.


Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.


The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:


    o  evaluation of the management of the issuer;
    o economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
    o evaluation of the issuer's products in relation to competition and customer acceptance;
    o  liquidity;
    o  amount and quality of long-term debt;
    o  trend of earnings over a period of ten years;
    o financial strength of parent company and the relationships which exist with the issuer; and
    o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

                            THE HUDSON RIVER TRUST

            1345 Avenue of the Americas -- New York, New York 10105


                      STATEMENT OF ADDITIONAL INFORMATION



                                  MAY 1, 1998


This Statement of Additional Information is not a prospectus. It should be read in conjunction with The Hudson River Trust ("Trust") Prospectus dated May 1, 1998 relating to Class IB shares and retained for future reference. This Statement of Additional Information relates to the Trust's Class IB shares. A separate Statement of Additional Information relates to the Trust's Class IA shares.



A copy of the Prospectus to which this Statement of Additional Information relates is available at no charge by writing the Trust at the above address.


                               TABLE OF CONTENTS





                                                                            PAGE
                                                                           -----
     General Information and History .....................................    2
     Investment Restrictions of the Portfolios ...........................    4
     Description of Certain Securities in Which the Portfolios May Invest     7
     Management of the Trust .............................................   20
     Investment Advisory and Other Services ..............................   25
     Brokerage Allocation ................................................   27
     Trust Expenses and Other Charges ....................................   29
     Purchase and Pricing of Securities ..................................   29
     Certain Tax Considerations ..........................................   31
     Portfolio Performance ...............................................   32
     Other Services ......................................................   35
     Financial Statements ................................................   39
     Appendix A--Description of Commercial Paper Ratings .................  A-1









--------------------------------------------------------------------------------

HRT-SAI (5/98)  Copyright 1998. The Hudson River Trust. All rights reserved.

GENERAL INFORMATION AND HISTORY

THE TRUST

The Hudson River Trust is an open-end management investment company--a type of company commonly known as a "mutual fund." It is registered as such under the Investment Company Act of 1940, as amended ("Investment Company Act"). Originally organized as a Maryland corporation, the Trust's operations commenced on March 22, 1985. On July 10, 1987, the Trust was reorganized as a Massachusetts business trust. Shares of each Portfolio are divided into two classes: Class IA shares and Class IB shares. Class IA shares are offered at net asset value pursuant to a separate Statement of Additional Information and a related prospectus and are not subject to fees imposed under any distribution plan. Class IB shares are offered at net asset pursuant to this Statement of Additional Information and a related prospectus and are subject to distribution fees imposed under a distribution plan (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act. Prior to October 1, 1996, the Trust offered only Class IA shares.

The two classes of shares are offered under the Trust's multiple class distribution system approved by the Trust's Board of Trustees on June 7, 1996 and are designed to allow promotion of insurance products that invest in the Trust through alternative distribution channels. Under the Trust's multi-class system, shares of each class of a Portfolio represent an equal pro rata interest in the assets of that Portfolio and, generally, have identical voting, dividend, liquidation, and other rights, other than with respect to the payment of distribution fees under the Distribution Plan.


The Trust continuously offers its shares exclusively to separate accounts of insurance companies in connection with variable life insurance contracts and variable annuity certificates and contracts (collectively, "Contracts"). Class IB shares are sold only to an insurance company separate account of The Equitable Life Assurance Society of the United States ("Equitable"). Currently, the Trust's shareholders of Class IA shares are a separate account of Equitable, a separate account of Integrity Life Insurance Company, a separate account of American Franklin Life Insurance Company, a separate account of Transamerica Occidental Life Insurance Company and a separate account of SAFECO Life Insurance Company, all of which are insurance companies unaffiliated with Equitable. The Trust may offer its shares to separate accounts of other insurance companies, regardless of whether they are affiliated with Equitable. As of March 31, 1998, Equitable owned approximately 99.7% of the Trust's outstanding Class IA shares and all of the Trust's outstanding class IB shares and, as a result, may be deemed to control the Trust.

As a "series" investment company, the Trust issues separate series of shares of beneficial interest, each of which represents a separate portfolio ("Portfolio") of investments. Each Portfolio resembles a separate fund issuing a separate class of stock. The Alliance Common Stock and Alliance Money Market Portfolios are the successors to Separate Accounts I and II of Equitable Variable Life Insurance Company, formerly a wholly owned subsidiary of Equitable that was merged into Equitable as of January 1, 1997 ("Equitable Variable"). (See "Description of Reorganization and Other Matters.") The Alliance Balanced and Alliance Aggressive Stock Portfolios received their initial funding on January 27, 1986 from Equitable Variable. The Alliance High Yield Portfolio received its initial funding on January 2, 1987. The Alliance Global Portfolio received its initial funding on August 27, 1987. The Alliance Conservative Investors and Alliance Growth Investors Portfolios received their initial funding on October 2, 1989. The Alliance Intermediate Government Securities Portfolio received its initial funding on April 1, 1991. The Alliance Quality Bond and Alliance Growth and Income Portfolios received their initial funding on October 1, 1993. The Alliance Equity Index Portfolio received its initial funding on March 1, 1994. The Alliance International Portfolio received its initial funding on April 3, 1995. The Alliance Small Cap Portfolio received its initial funding on May 1, 1997.

Because of current Federal securities law requirements, the Trust expects that its shareholders will offer to owners of the Contracts ("Contractowners") the opportunity to instruct them as to how shares allocable to their Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. As of March 31, 1998, to the Trust's knowledge, no Contractowners other than those set forth below owned Contracts entitling such persons to give voting instructions regarding more than 5% of either class of the outstanding shares of a Portfolio.

                                    CLASS IA





                                                                                                        ALLIANCE INTERMEDIATE
                                                    ALLIANCE QUALITY             ALLIANCE GLOBAL        GOVERNMENT SECURITIES
                                                     BOND PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                               --------------------------   -------------------------   ----------------------
                                                   UNITS          % OF         UNITS          % OF        UNITS        % OF
                                                   OWNED       PORTFOLIO       OWNED       PORTFOLIO      OWNED      PORTFOLIO
                                               ------------   -----------   -----------   -----------   ---------   ----------
Boston Safe Deposit and Trust Co.* .........   11,980,306     53.1
Equitable Realty Assets Corp. ..............                                3,890,112     5.5
PNC Bank, N.A.** ...........................                                                            860,079          6.0


----------

 * Boston Safe Deposit and Trust Co., successor Trustee and Master Trust Agreement for SBC Communications, Inc.'s Deferred Compensation Plans and Other Executive Benefit Plans.

** PNC Bank, N.A. under Ashland Inc. Executive and Director Retirement Benefit Security Trust.


The principal addresses of Boston Safe Deposit and Trust Co., Equitable Realty Assets Corp. and PNC Bank, N.A. are 175 East Houston Street, San Antonio, Texas, 9000 Central Park Avenue, Atlanta, Georgia, and 1000 Ashland Drive, Ashland, Kentucky, respectively.


Were such a substantial Contractowner's funds withdrawn from the Trust or transferred to a different Portfolio at the Contractowner's request, the Trust could be forced to sell portfolio securities at disadvantageous prices.

LEGAL CONSIDERATIONS

Under Massachusetts law, annual election of Trustees is not required, and, in the normal course, the Trust does not expect to hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trust has agreed to be bound by the procedures set forth in
Section 16(c) of the Investment Company Act, and accordingly, shareholders of record of not less than two-thirds of the outstanding shares of the Trust (including both Class IA and Class IB shares) may remove a Trustee by a vote cast in person or by proxy at a meeting called for that purpose.

Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees of the Trust, in which event the holders of the remaining shares will be unable to elect any person as a Trustee. Amendments to the Declaration of Trust of the Trust generally require the affirmative vote of a majority of the outstanding shares of the Trust.

The shares of each Portfolio, when issued, will be fully paid and non-assessable by the Trust and will have no preference, preemptive, conversion, exchange or similar rights.

Under Massachusetts law, in certain circumstances shareholders may be held personally liable as partners for the obligations of a business trust such as the Trust. The shareholders of the Trust are the insurance companies whose separate accounts invest in it. The Trust's Declaration of Trust contains provisions designed to protect shareholders from such liability to the extent of the Trust's assets. As a result, the risk of personal liability for the insurance company shareholders is remote.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust permits the Trust to purchase and maintain on behalf of the Trustees insurance against certain liabilities.

DESCRIPTION OF REORGANIZATION AND OTHER MATTERS

The following transactions, referred to as the Reorganization, were effected simultaneously on March 22, 1985, pursuant to an Agreement and Plan of Reorganization dated November 20, 1984, entered into by Equitable Variable, Separate Accounts I and II, and The Hudson River Fund, Inc. (the "Fund"), the predecessor of the Trust.

Equitable Variable divided Separate Account I into two divisions, a Common Stock Division and a Money Market Division. Separate Account II was combined with Separate Account I (the "Continuing Separate Account"). Rather than investing directly, the Common Stock Division and the Money Market Division of the Continuing Separate Account invested in shares of the Fund, which, in turn, invested in diversified portfolios of common stock or money market investments.


In order for the Fund to commence operations, all the investment assets of Separate Accounts I and II (together with any related liabilities) were transferred to the Common Stock and Money Market Portfolios of the Fund, respectively, in exchange for shares in those Portfolios having an equivalent aggregate net asset value.

On September 30, 1987, all of the Fund's assets and liabilities were transferred to the Trust, pursuant to an Agreement and Plan of Reorganization (the "Plan") between the Fund and the Trust. The Plan was proposed to shareholders in order to permit greater operating flexibility and efficiencies. The Plan provided for changes of domicile (from Maryland to Massachusetts) and of form of organization (from a corporation to a business trust). However, in all other material respects the Trust was identical to the Fund immediately prior to the execution of the Plan.

At a meeting held on April 9, 1997, the shareholders of the Trust approved the amendment and restatement of the Trust's Agreement and Declaration of Trust. On April 16, 1997 the Agreement and Declaration of Trust was amended and restated, and filed with the office of the Secretary of the Commonwealth of Massachusetts.


INVESTMENT RESTRICTIONS OF THE PORTFOLIOS

FUNDAMENTAL RESTRICTIONS

The following restrictions apply to all of the Portfolios and are fundamental. Unless permitted by law, they will not be changed for any Portfolio without a vote of that Portfolio's shareholders.

None of the Portfolios will:

    o underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain Federal securities laws;

    o make short sales of securities, except when it has, by reason of ownership of other securities, the right to obtain securities of equivalent kind and amount that will be held so long as it is in a short position;

    o  issue senior securities;

    o purchase real estate or mortgages; however, the Portfolios may, as appropriate and consistent with their investment policies and other investment restrictions, buy securities of issuers which engage in real estate operations and securities which are secured by interests in real estate (including partnership interests and shares of real estate investment trusts), and may hold and sell real estate acquired as a result of ownership of such securities;

    o purchase any security on margin or borrow money, except that this restriction shall not apply to borrowing from banks for temporary purposes, to the pledging of assets to banks in order to transfer funds for various purposes as required without interfering with the orderly liquidation of securities in a Portfolio (but not for leveraging purposes), to margin payments or pledges in connection with options, futures contracts, options on futures contracts, forward contracts or options on foreign currencies or, with respect to the Alliance Quality Bond Portfolio, to transactions in interest rate swaps, caps and floors; or

    o make loans (including lending cash or securities), except that this restriction shall not apply to the Alliance High Yield and Alliance Intermediate Government Securities Portfolios. Additionally, each of the other Portfolios may make loans of portfolio securities not exceeding 50% of the value of that Portfolio's total assets. This restriction does not prevent a Portfolio from purchasing debt obligations in which a Portfolio may invest consistent with its investment policies, or from buying government obligations, short-term commercial paper, or publicly-traded debt, including bonds, notes, debentures, certificates of deposit, and equipment trust certificates, nor does this restriction apply to loans made under insurance policies or through entry into repurchase agreements to the extent they may be viewed as loans.


Each Portfolio, except as noted below, elects not to "concentrate" investments in an industry, as that concept is defined under applicable Federal securities laws. In general, this means that no Portfolio will make an investment in an industry if that investment would make the Portfolio's holdings in that industry exceed 25% of the Portfolio's assets. However, this restriction does not apply to investments by the Alliance Money Market Portfolio in certificates of deposit or securities issued and guaranteed by domestic banks. Furthermore, the U.S. Government, its agencies and instrumentalities are not considered members of any industry. Each Portfolio intends to be "diversified," as that term is defined under the Investment Company Act. In general, this means that no Portfolio will make an investment unless, when considering all its other investments, 75% of the value of the Portfolio's assets would consist of cash, cash items, U.S. Government securities, securities of other investment companies and other securities. For the purposes of this restriction, "other securities" are limited for any one issuer to not more than 5% of the value of the Portfolio's total assets and to not more than 10% of the issuer's outstanding voting securities. As a matter of operating policy, each Portfolio will not consider repurchase agreements to be subject to the above-stated 5% limitation if the collateral underlying the repurchase agreements consists exclusively of U.S. Government securities and such repurchase agreements are fully collateralized.


Further, as a matter of operating policy, the Alliance Money Market Portfolio will invest no more than 5% of the value of its total assets in securities of any one issuer, other than U.S. Government securities, except that the Alliance Money Market Portfolio may invest up to 25% of its total assets in First Tier Securities (as defined in Rule 2a-7 under the Investment Company Act) of a single issuer for a period of up to three business days after the purchase of such security. Further, as a matter of operating policy, the Alliance Money Market Portfolio will not invest more than (i) the greater of 1% of its total assets or $1,000,000 in Second Tier Securities (as defined in Rule 2a-7 under the Investment Company Act) of a single issuer and (ii) 5% of its total assets, at the time a Second Tier Security is acquired, in Second Tier Securities.

These policies of the Portfolios with respect to concentration and diversification will not be changed for any Portfolio without a vote of that Portfolio's shareholders, unless permitted by law.


NON-FUNDAMENTAL RESTRICTIONS

The following investment restrictions apply to all of the Portfolios, but are not fundamental. They may be changed for any Portfolio without a vote of that Portfolio's shareholders.

None of the Portfolios will:

    o invest more than 15% of its net assets in securities restricted as to disposition under Federal securities laws, or securities otherwise considered illiquid or not readily marketable, including repurchase agreements having a maturity of more than seven days; however, this restriction will not apply to securities sold pursuant to Rule 144A under the Securities Act of 1933, so long as such securities meet liquidity guidelines to be established by the Trust's Board of Trustees;

    o trade in foreign exchange (except transactions incidental to the settlement of purchases or sales of securities for a Portfolio); however, the Alliance Global and Alliance International Portfolios may trade in foreign exchange without limitation in connection with their foreign currency hedging strategies; and the Alliance High Yield, Alliance Quality Bond, Alliance Growth and Income, Alliance Conservative Investors, Alliance Balanced, Alliance Common Stock, Alliance Aggressive Stock, Alliance Growth Investors and Alliance Small Cap Growth Portfolios may trade in foreign exchange in connection with their foreign currency hedging strategies, provided the amount of foreign exchange underlying such a Portfolio's currency hedging transactions does not exceed 10% of such Portfolio's assets;

    o acquire securities of any company that is a securities broker or dealer, a securities underwriter, an investment adviser of an investment company, or an investment adviser registered under the Investment Advisers Act of 1940 (other than any such company that derives no more than 15% of its gross revenues from securities related activities), except that the Portfolios (other than the Alliance Money Market Portfolio) may purchase bank, trust company, and bank holding company stock, and except that each of the Portfolios may invest, in accordance with Rule 12d3-1 under the Investment Company Act, up to 5% of its total assets in any such company provided that it owns no more than 5% of the outstanding equity securities of any class plus 10% of the outstanding debt securities of such company; or

    o make an investment in order to exercise control or management over a company.

In addition, none of the Portfolios will invest more than 5% of its assets in the securities of any one investment company, own more than 3% of any one investment company's outstanding voting securities, or have total holdings of investment company securities in excess of 10% of the value of the Portfolio's assets.


ADDITIONAL INVESTMENT RESTRICTION APPLICABLE TO THE ALLIANCE COMMON STOCK, ALLIANCE BALANCED,
ALLIANCE AGGRESSIVE STOCK AND ALLIANCE CONSERVATIVE INVESTORS PORTFOLIOS

The Alliance Common Stock, Alliance Balanced, Alliance Aggressive Stock and Alliance Conservative Investors Portfolios will operate under the general investment restrictions described above. In addition, they will not:

    o acquire securities of investment companies not registered under the Investment Company Act.


ADDITIONAL INVESTMENT RESTRICTIONS APPLICABLE TO THE ALLIANCE MONEY MARKET PORTFOLIO

The Alliance Money Market Portfolio will operate under the general investment restrictions described above. In addition, it will not:

    o invest more than 10% of its assets in securities restricted as to disposition under Federal securities laws, or securities otherwise considered illiquid or not readily marketable, including repurchase agreements having a maturity of more than seven days; however, this restriction will not apply to securities sold pursuant to Rule 144A under the Securities Act of 1933, so long as such securities meet liquidity guidelines to be established by the Trust's Board of Trustees;

    o  purchase oil and gas interests;

    o  purchase or write puts or calls (options); or

    o purchase equity securities, voting securities other than securities of registered investment companies with investment policies not substantially broader than those of the Portfolio (subject to the above percentage limitations) or local or state government securities.

The Alliance Money Market Portfolio will invest only in funds whose investment policies are similar to or narrower than those of the Portfolio. It is expected that such investments would be made in funds designed for institutional investors such as the Portfolio and would be used for amounts which might otherwise be left uninvested because they do not meet the minimums necessary for other permitted investments or to take advantage of higher yields available at that time in such funds.


ADDITIONAL INVESTMENT RESTRICTION APPLICABLE TO THE ALLIANCE HIGH YIELD AND ALLIANCE GROWTH INVESTORS PORTFOLIOS

The Alliance High Yield and Alliance Growth Investors Portfolios will operate under the general investment restrictions described above. In addition, each will not:

    o invest more than 10% of its total assets in (i) fixed income securities which are rated lower than B3 by Moody's Investors Service, Inc. ("Moody's") or B- by Standard & Poor's ("S&P") or are unrated, and (ii) money market instruments of any entity which has an outstanding issue of unsecured debt that is rated lower than B3 by Moody's or B- by S&P, or is unrated; however this restriction will not apply to (A) fixed income securities which, in the opinion of the Trust's investment adviser, have similar characteristics to securities which are rated B3 or higher by Moody's or B- or higher by S&P, or (B) money market instruments of any entity that has an unsecured issue of outstanding debt which, in the opinion of the Trust's investment adviser, has similar characteristics to securities which are so rated.


DESCRIPTION OF CERTAIN SECURITIES IN WHICH THE PORTFOLIOS MAY INVEST

REPURCHASE AGREEMENTS


All of the Portfolios, except the Alliance Equity Index Portfolio, may enter into repurchase agreements. Under a repurchase agreement, underlying debt instruments are acquired for a relatively short period (usually not more than one week and never more than a year) subject to an obligation of the seller to repurchase and the Portfolio to resell the debt instruments at a fixed price and time, thereby determining the yield during the Portfolio's holding period.


Repurchase agreements may exhibit the characteristics of loans by the Portfolio. During the term of the repurchase agreement, the Portfolio retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the security subject to the agreement and requires the seller to deposit with the Portfolio collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. A Portfolio enters into repurchase agreements with respect to U.S. Government obligations, certificates of deposit, or bankers' acceptances with registered broker-dealers, U.S. Government securities dealers or domestic banks whose creditworthiness is determined to be satisfactory by the Trust's investment adviser, Alliance Capital Management L.P. ("Alliance"), pursuant to guidelines adopted by the Board of Trustees. Generally, a Portfolio does not invest in repurchase agreements maturing in more than seven days. The staff of the Securities and Exchange Commission ("SEC") currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities. No Portfolio will enter into a repurchase agreement maturing in more than seven days if as a result more than 15% (10%, in the case of the Alliance Money Market Portfolio) of the Portfolio's net assets would be invested in "illiquid securities."

If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the agreement, the Portfolio would look to the collateral underlying the seller's repurchase agreement, including the security subject to the repurchase agreement, for satisfaction of the seller's obligation to the Portfolio. In the event a repurchase agreement is considered a loan and the seller defaults, the Portfolio might incur a loss if the value of the collateral declines and may incur disposition costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization on the collateral may be delayed or limited and a loss may be incurred.


FORWARD COMMITMENTS AND WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Portfolios may enter into forward commitments for the purchase or sale of securities and may purchase or sell securities on a "when-issued" or "delayed delivery" basis. Forward commitments and when-issued or delayed delivery transactions arise when securities are purchased by a Portfolio with payment and delivery taking place in the future in order to secure what Alliance considers to be an advantageous price or yield to the Portfolio at the time of entering into the transaction. However, the price of or yield on a comparable security available when delivery takes place may vary from the price of or yield on the security at the time that the forward commitment or when-issued or delayed delivery transaction was entered into. Agreements for such purchases might be entered into, for example, when a Portfolio anticipates a decline in interest rates and is able to obtain a more advantageous price or yield by committing currently to purchase securities to be issued later. When a Portfolio purchases securities on a forward commitment, when-issued or delayed delivery basis, it does not pay for the securities until they are received, and the Portfolio is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Portfolio's forward commitments, when-issued or delayed delivery commitments.

A Portfolio will only enter into forward commitments and make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the Portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Forward commitments and when-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although a Portfolio may close out its position prior to the settlement date by entering into a matching sale transaction.

Although none of the Portfolios intends to make such purchases for speculative purposes, purchases of securities on such bases may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a Portfolio subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a Portfolio may have to sell assets have been set aside in order to meet redemptions. In addition, if a Portfolio determines it is advisable as a matter of investment strategy to sell the forward commitment or when-issued or delayed delivery securities before delivery, that Portfolio may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss and would be treated for tax purposes as such. When the time comes to pay for the securities to be purchased under a forward commitment or on a when-issued or delayed delivery basis, a Portfolio will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or when-issued or delayed delivery securities themselves (which may have a value greater or less than a Portfolio's payment obligation).


WARRANTS

All the Portfolios, except the Alliance Money Market Portfolio, may purchase warrants and similar rights, which are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move in parallel with the prices of the underlying securities, and warrantholders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to the expiration date.


FOREIGN SECURITIES


Each Portfolio, except the Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may invest in foreign securities. Each of the Alliance Common Stock, Alliance Balanced, Alliance Quality Bond, Alliance Aggressive Stock and Alliance Small Cap Growth Portfolios has the discretion to invest a portion of its assets in foreign securities. Generally, this amount will not exceed 20% of each Portfolio's total assets. The Alliance Money Market Portfolio may invest up to 20% of its assets in foreign money market instruments denominated in U.S. dollars. The Alliance Conservative Investors Portfolio may invest up to 15% of its assets in foreign securities, the Alliance Growth Investors Portfolio may invest up to 30% of its assets in foreign securities, and the Alliance Growth and Income Portfolio may invest up to 25% of its assets in foreign securities. The Alliance High Yield Portfolio may purchase foreign securities, provided the value of issues denominated in foreign currencies shall not exceed 20% of the Portfolio's total assets and the value of issues denominated in U.S. dollars shall not exceed 25% of the Portfolio's total assets.


No percentage limitation applies to investments in foreign securities by the Global Portfolio or the International Portfolio.

Foreign securities involve currency risks. The value of a foreign security denominated in a foreign currency changes with fluctuations in exchange rates. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Foreign securities may be subject to foreign government taxes which reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls.

The prices of such securities may be more volatile than those of domestic securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks and listed companies abroad than in the United States, and settlements may be slower and may be subject to failure. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

For many foreign securities, there are U.S. dollar-denominated American Depository Receipts (ADRs) which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks or trust companies and for which market quotations are readily available. ADRs do not lessen the foreign exchange risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in stock of foreign issuers, the Portfolios will avoid currency risks which might occur during the settlement period for either purchases or sales. A Portfolio may purchase foreign securities directly, as well as through ADRs.


MORTGAGE-BACKED SECURITIES

Government National Mortgage Association ("GNMA") certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans, issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are either insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Treasury. GNMA certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the certificate.

In addition to GNMA certificates, a Portfolio (other than the Alliance Equity Index Portfolio) may invest in mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") and by the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA, a federally chartered and privately-owned corporation, issues mortgage-backed pass-through securities which are guaranteed as to timely payment of principal and interest by FNMA. FHLMC, a corporate instrumentality of the United States whose stock is owned by the Federal Home Loan Banks, issues participation certificates which represent an interest in mortgages from FHLMC's portfolio. FHLMC guarantees the timely payment of interest and the ultimate collection of principal. Securities guaranteed by FNMA and FHLMC are not backed by the full faith and credit of the United States. If other fixed or variable rate pass-through mortgage-backed securities issued by the U.S. Government or its agencies or instrumentalities are developed in the future, the Portfolios reserve the right to invest in them.

The Portfolios (other than the Alliance Equity Index Portfolio) may also invest in other types of mortgage-backed securities issued by governmental or non-governmental entities, such as banks and other mortgage lenders. These other instruments include collateralized mortgage obligations ("CMOs"), mortgage pass-through bonds and mortgage-backed bonds. Non-governmental securities may offer a higher yield but may also be subject to greater price fluctuation and risk than governmental securities.

CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are passed through to the holders of the CMOs on the same schedule as they are received, although not necessarily on a pro rata basis. In reliance on an SEC interpretation, investments in certain qualifying CMOs, including CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits ("REMICs"), are not subject to the Investment Company Act's limitation on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, the CMOs and REMICs must be unmanaged, fixed-asset issuers that (i) invest primarily in mortgage-backed securities, (ii) do not issue redeemable securities, (iii) operate under general exemptive orders exempting them from all provisions of the Investment Company Act, and (iv) are not registered or regulated under the Investment Company Act as investment companies. To the extent that a Portfolio selects CMOs or REMICs that do not meet the above requirements, the Portfolio may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the mortgage-backed bonds but interest and principal payments on the mortgages are not passed through directly (as with GNMA, FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not the effective maturity of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity). It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. In addition, such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because of the absence of direct or indirect government or agency guarantors. Timely payment of interest and principal with respect to these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance, guarantees, and creditworthiness of the issuers thereof will be considered in determining whether a mortgage-backed security meets a Portfolio's investment quality standards. There is no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Each Portfolio (other than the Alliance Equity Index Portfolio) may buy mortgage-backed securities without insurance or guarantees, if the investment adviser determines that the securities meet the Portfolio's quality standards. Alliance will, consistent with each Portfolio's investment objectives, policies, and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

Prepayment of mortgages underlying mortgage-backed securities may reduce their current yield and total return. During periods of declining interest rates, such prepayments can be expected to accelerate and the Portfolios would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses because the premium may not have been fully amortized at the time the obligation is repaid. The Portfolios do not intend to invest in these securities unless the Trust's adviser believes that the potential benefits outweigh the risks.


ASSET-BACKED SECURITIES

The Portfolios (other than the Alliance Equity Index Portfolio) may purchase asset-backed securities (unrelated to first mortgage loans) that represent fractional interests in pools of retail installment loans, both secured (such as Certificates for Automobile Receivables) and unsecured, leases or revolving credit receivables, both secured and unsecured (such as Credit Card Receivable Securities). These assets are generally held by a special purpose trust and payments of principal and interest or interest only are passed through or paid through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Underlying retail installment loans, leases or revolving credit receivables are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying retail installment loans, leases or revolving credit receivables are not realized by the Trust because of unanticipated legal or administrative costs of enforcing the contracts, retail installment loans, leases or revolving credit receivables or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, retail installment loans, leases or revolving credit receivables or other factors. If consistent with its investment objective and policies, a Portfolio may invest in other asset-backed securities that may be developed in the future.


SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ITS AGENCIES OR INSTRUMENTALITIES

These securities include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress.

Such agencies and instrumentalities include, but are not limited to, the National Bank for Cooperatives, each of the Federal Financing Banks, FHLMC, the Farm Credit Banks, Federal Land Banks, FNMA, Tennessee Valley Authority, Farm Credit System, Farm Credit System Financial Assistance Corporation, Inter-American Development Bank, Maritime Administration, Resolution Trust Corporation, Federal Agricultural Mortgage Corporation, Small Business Administration, U.S. Postal Service and Washington Metropolitan Transit Authority.

Issues of the U.S. Treasury are direct obligations of the U.S. Government and are backed by the full faith and credit of the United States. Issues of agencies, such as GNMA, are guaranteed by the U.S. Treasury, and issues of other agencies and instrumentalities, such as FNMA, are supported by the issuing agency's or instrumentality's right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury, or are supported by the issuing agency's or instrumentality's own credit.


CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND BANK TIME DEPOSITS

Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most maturities are six months or less.

Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest bearing account. At present, bank time deposits maturing in more than seven days are not considered by management of the Trust to be readily marketable and therefore are subject to the 15% limit on illiquid securities.


COMMERCIAL PAPER, MASTER DEMAND NOTES AND FLOATING RATE NOTES

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Variable amount master demand notes are obligations that permit the investment of fluctuating amounts by a Portfolio at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because variable amount master notes are direct lending arrangements between the lender and borrower, and not generally backed by bank letters of credit, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. Therefore, the Portfolio's right to redeem depends on the ability of the borrower to pay principal and interest on demand. Variable amount master demand notes are valued at their face amount (par) because of their one-day demand feature. In connection with master demand note arrangements, the Portfolio considers earning power, cash flow, and other liquidity ratios of the issuer. Master demand notes, as such, are not typically rated by credit rating agencies.

Floating or variable rate notes are generally medium- to long-term debt securities, but may include short-term debt securities, issued by entities such as commercial banks, corporations or sovereign borrowers. They are interest bearing securities on which the coupon is adjusted periodically to reflect money market conditions. The period at the end of which the adjustment occurs is often called the interest reset period. The Portfolios will buy only notes with an interest reset period of six months or less. There is an active secondary market for floating or variable rate notes.


EURODOLLAR SECURITIES

Negotiable certificates of deposit and time deposits of foreign branches of U.S. or foreign banks payable in U.S. dollars are known as Eurodollar deposits. Eurodollar securities also include bonds underwritten by an international syndicate and sold "at issue" to non-U.S. investors. Such securities are not registered with the SEC or issued domestically and are primarily traded in foreign markets. Certain risks applicable to foreign securities apply to Eurodollar instruments. Investment risks from these securities include future political and economic developments, possible foreign withholding taxes on interest, possible seizure of foreign deposits, or the possible establishment of exchange controls affecting payment on these securities. See "Foreign Securities," above, for additional information about foreign securities. In addition to those risks, foreign branches of U.S. and foreign banks are subject to government regulation which may limit both the amount and type of loans and interest rates. In addition, the banking industry's profitability is closely linked to prevailing money market conditions for financing lending operations. Both general economic conditions and credit risks play an important part in the operations of the industry. U.S. banks are required to maintain reserves, are limited in how much they can loan a single borrower and are subject to other regulations to promote financial soundness. Not all of these laws and regulations apply to foreign branches of U.S. and foreign banks. In addition, foreign countries have accounting and reporting principles that differ from those in the United States.


HIGH YIELD DEBT SECURITIES


The Alliance High Yield Portfolio, as described in the Prospectus, intends to invest primarily in debt securities offering high current income. The Alliance Growth Investors Portfolio may invest up to 15% of its total assets in such high yield debt securities, and the Alliance Growth and Income Portfolio may invest up to 30% of its total assets in high yield convertible securities. High yield securities may be medium and lower quality securities rated, for example, BB or B by one of the nationally recognized statistical rating organizations ("NRSROs") or may be unrated but of similar investment quality as determined by Alliance. These securities are also known as "junk bonds." The market values of such high yield securities tend to reflect individual corporate developments to a greater extent than higher rated securities, which react primarily to fluctuations in the general level of interest rates. Such medium and lower rated securities also tend to be more sensitive to real or perceived adverse economic conditions than higher rated securities.


Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience "financial stress" and may not have sufficient revenues to meet their payment obligations. Such an issuer's ability to service its obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. Risk of loss due to default by the issuer is also significantly greater for the holders of high yield securities because such securities are generally unsecured and are generally subordinated to the debts of other creditors of the issuer.

The Alliance High Yield, Alliance Growth and Income and Alliance Growth Investors Portfolios may have difficulty disposing of certain high yield securities, particularly those perceived to have a high credit risk, because there may be a thin trading market for such securities. Because not all dealers maintain markets in all high yield securities, there is no established retail secondary market for certain of these securities, and the Portfolios anticipate that such securities could be sold only to a limited number of dealers or institutional investors. Moreover, to the extent a secondary trading market for high yield securities exists, it may be less liquid than the secondary market for higher rated securities. The lack of a highly liquid secondary market for certain high yield securities may have an adverse impact on the market price for such securities and each Portfolio's ability to dispose of particular issues when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. The lack of a liquid secondary market for certain securities may also make it more difficult for the Portfolios to obtain accurate market quotations for purposes of valuing certain of its high yield portfolio securities. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

In addition, the market for high yield securities, at its current size, has not weathered a major economic recession, and one cannot be certain what effect such a recession might have on such securities. It is possible that a recession could severely disrupt the market for such medium and lower quality securities and may have an adverse impact on the value of such securities. In addition, it is possible that an economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest on such securities.

From time to time, proposals have been discussed regarding new legislation designed to limit the use of certain high yield securities by issuers in connection with leveraged buy-outs, mergers and acquisitions, or to limit the deductibility of interest payments on such securities. Such proposals if enacted into law could: (i) reduce the market for such securities generally;
(ii) negatively affect the financial condition of issuers of high yield securities by removing or reducing a source of future financing; and (iii) negatively affect the value of specific high yield securities and the high yield market in general.

Factors adversely impacting the market value of high yield securities may adversely impact each Portfolio's net asset value. In addition, each Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio securities. The Portfolios will not rely primarily on ratings of NRSROs, but rather will rely on Alliance's judgment, analysis and experience in evaluating the creditworthiness of an issuer. In evaluating such securities, Alliance will take into consideration, among other things, the issuer's financial resources and quality of management, its sensitivity to economic conditions and trends, its operating history and regulatory matters.


TRANSACTIONS IN OPTIONS, FUTURES AND FORWARD CONTRACTS

To the extent provided below, the Portfolios may enter into transactions in options, futures and forward contracts on a variety of instruments and indexes, in order to protect against declines in the value of portfolio securities and increases in the cost of securities to be acquired and, in the case of options written on securities or indexes of securities, to increase a Portfolio's return. All the Portfolios, except the Alliance Money Market Portfolio, are authorized to engage in futures transactions. In general, the Portfolios will limit their use of futures contracts and options on futures contracts so that either (i) the contracts or options thereon are for "bona fide hedging" purposes as defined under regulations of the Commodity Futures Trading Commission ("CFTC") or (2) if for other purposes, no more than 5% of the liquidation value of each Portfolio's total assets will be used for initial margin or option premiums required to establish non-hedging positions. These instruments will be used for hedging purposes and not for speculation or to leverage the Portfolios.

OPTIONS ON SECURITIES

Writing Call Options. Each Portfolio, other than the Alliance Money Market and Alliance Equity Index Portfolios, may write (sell) covered call options on its portfolio securities in an attempt to enhance investment performance. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A covered call option is, for example, a call option written on a security that is owned by the writer (or on a security convertible into such a security without additional consideration) throughout the option period.

A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which the Portfolio owns securities not subject to a call option, the Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.


A Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. When an underlying security is sold from the Portfolio's securities portfolio, the Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange (exchange). There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If the Portfolio is unable to effect a closing purchase transaction, the Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.


Writing Put Options. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Portfolio which writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian liquid securities having a value equal to or greater than the exercise price of the option.

The Portfolios, except the Alliance Money Market and Alliance Equity Index Portfolios, may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by the Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised. If a Portfolio is able to enter into a closing purchase transaction, the Portfolio will realize a profit (or loss) from that transaction if the cost of the transaction is less (or more) than the premium received from the writing of the option. After writing a put option, a Portfolio may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying security plus the premiums received from the sale of the option.


Purchasing Options. The Portfolios, except the Alliance Money Market and Alliance Equity Index Portfolios, may purchase put options and call options. The Portfolios may purchase put options on securities to protect their holdings against a substantial decline in market value. The Portfolio will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities the Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was purchased.



SECURITIES INDEX OPTIONS


The Portfolios, except the Alliance Money Market and Alliance Equity Index Portfolios, may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of a Portfolio's securities or securities it intends to purchase. Each Portfolio writes only "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of Alliance, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by a Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates with its custodian liquid assets having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."


A securities index fluctuates with changes in the market values of the securities included in the index. For example, some securities index options are based on a broad market index such as the S&P 500 or the New York Stock Exchange ("NYSE") Composite Index, or a narrower market index such as the S&P
100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges among others: The Chicago Board Options Exchange; NYSE; and American Stock Exchange.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Portfolio will not exactly match the composition of the securities indexes on which options are written. The principal risk of purchasing securities index options is that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

The principal risk of writing securities index options is that price changes in the hedged securities will not correlate with price changes in the options, and thus the Portfolio could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of the hedged securities. Moreover, in the event the Portfolio were unable to close an option it had written, it might be unable to sell the securities used as cover.


OVER-THE-COUNTER OPTIONS

Options traded in the over-the-counter market may not be as actively traded as those traded on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. The Portfolios will engage in such transactions only with firms of sufficient credit, in the opinion of Alliance, so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The Portfolios may enter into contracts (or amend existing contracts) with primary dealer(s) with whom they write over-the-counter options. The contracts will provide that each Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Although the Portfolios have established standards of creditworthiness for these primary dealers, the Portfolios may still be subject to the risk that firms participating in such transactions will fail to meet their obligations. With respect to agreements concerning the over-the-counter options a Portfolio has written, the Portfolio will treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.


FUTURES TRANSACTIONS

All the Portfolios, except the Alliance Money Market Portfolio, may trade in certain futures contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. No purchase price is paid or received when the contract is entered into. Instead, a good faith deposit known as initial margin is made with the broker and subsequent daily payments known as variation margin are made to and by the broker reflecting changes in the value of the security or level of the index. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

Purchases or sales of securities index futures contracts may be used to attempt to protect a Portfolio's current or intended investments from broad fluctuations in securities prices, and interest rate and foreign currency futures contracts may be purchased or sold to attempt to hedge against the effects of interest or exchange rate changes on a Portfolio's current or intended investments in fixed income or foreign securities. All the Portfolios, except the Alliance Money Market, Alliance Equity Index and Alliance Intermediate Government Securities Portfolios, may trade in foreign currency futures contracts. In the event that an anticipated decrease in the value of portfolio securities occurs as a result of a general stock market decline, a general increase in interest rates or a decline in the dollar value of foreign currencies in which portfolio securities are denominated, the adverse effects of such changes may be offset, in whole or in part, by gains on the sale of futures contracts. In addition, the increased cost of portfolio securities to be acquired, caused by a general rise in the dollar value of foreign currencies or by a rise in stock prices or a decline in interest rates, may be offset, in whole or in part, by gains on futures contracts purchased by a Portfolio. In order to achieve desired asset mix parameters, the Alliance Conservative Investors and Alliance Growth Investors Portfolios may use futures contracts and related options transactions to establish a position in an asset class as a temporary substitute for purchasing individual securities, which may be subsequently purchased in orderly fashion. Similarly, these transactions may enable the Alliance Conservative Investors and Alliance Growth Investors Portfolios to reduce a position in an asset class as a temporary substitute for selling individual securities, in order to effect an orderly sale. In the case of the Alliance Equity Index Portfolio, futures contracts and related options on the S&P 500 Index may be purchased in order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error. A Portfolio will incur brokerage fees when it purchases and sells futures contracts, and it will be required to maintain margin deposits. (See "Risks of Transactions in Options, Futures Contracts and Forward Currency Contracts," below.) Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.


SECURITIES INDEX FUTURES CONTRACTS

A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the futures contract is based.

By establishing an appropriate "short" position in index futures, a Portfolio may seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are acquired. To the extent that these hedging strategies are successful, the Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.


OPTIONS ON FUTURES CONTRACTS


Each of the Portfolios, other than the Alliance Money Market Portfolio, may also purchase and write exchange-traded call and put options on futures contracts is authorized to enter into. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires. The Portfolios will write only options on futures contracts which are "covered." A Portfolio will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Portfolio segregates with its custodian liquid assets at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). A Portfolio will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Portfolio owns the security deliverable under the futures contract. A Portfolio will be considered "covered" with respect to a call it has written on a securities index future if so long as the Portfolio is obligated as the writer of the call, the Portfolio owns a portfolio of securities the price changes of which are, in the opinion of Alliance, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its futures margin account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

Options on futures contracts can be used by a Portfolio to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Portfolio purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts is a means of hedging a portfolio of securities against a general decline in market prices. The purchase of a call option on a futures contract represents a means of hedging against a market advance when a Portfolio is not fully invested.

If a Portfolio writes options on futures contracts, the Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Portfolio will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Portfolio. If the option is exercised, the Portfolio will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Portfolio's holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Portfolio intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, a Portfolio's ability to establish and close out options positions at fairly established prices will be subject to the existence of a liquid market. The Portfolios will not purchase or write options on futures contracts unless, in Alliance's opinion, the market for such options has sufficient liquidity that the risks associated with such options transactions are not at unacceptable levels.


LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Portfolios will not engage in transactions in futures contracts and related options for speculation. All the Portfolios, except the Alliance Money Market Portfolio, may enter into futures contracts and buy and sell related options as described above. The Portfolios will not purchase or sell futures contracts or related options unless either (1) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on a Portfolio's existing futures and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of the Portfolio's total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by a Portfolio, an amount equal to the cost of such futures contracts or options written (less any related margin deposits) will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by a Portfolio, the securities underlying such futures contracts or options will at all times be maintained by the Portfolio or, in the case of index futures and related options, the Portfolio will own securities the price changes of which are, in the opinion of Alliance, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although the Portfolios intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of maintenance margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated.



FOREIGN CURRENCY OPTIONS, FOREIGN CURRENCY FUTURES CONTRACTS AND OPTIONS ON FUTURES

The Portfolios, other than the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may purchase or sell exchange-traded or over-the-counter foreign currency options, foreign currency futures contracts and related options on foreign currency futures contracts as a hedge against possible variations in foreign exchange rates. The Portfolios will write options on foreign currencies or on foreign currency futures contracts only if they are "covered." A put option on a foreign currency or on a foreign currency futures contract written by a Portfolio will be considered "covered" if, so long as the Portfolio is obligated as the writer of the put, it segregates with the Portfolio's custodian liquid assets equal at all times to the aggregate exercise price of the put. A call option on a foreign currency or on a foreign currency futures contract written by the Portfolio will be considered "covered" only if the Portfolio owns short term debt securities with a value equal to the face amount of the option contract and denominated in the currency upon which the call is written. Option transactions may be effected to hedge the currency risk on non-U.S. dollar-denominated securities owned by a Portfolio, sold by a Portfolio but not yet delivered, or anticipated to be purchased by a Portfolio. As an illustration, a Portfolio may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-denominated security. In these circumstances, a Portfolio may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option. As in the case of other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. Although the purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates in the event of exchange rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs.

Certain differences exist between foreign currency hedging instruments. Foreign currency options provide the holder the right to buy or to sell a currency at a fixed price on or before a future date. Listed options are third-party contracts (performance is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized prices and expiration dates. Over-the-counter options are two-party contracts and have negotiated prices and expiration dates. See "Over-the-Counter Options," above. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of the currency for a set price on a future date. Futures contracts and listed options on futures contracts are traded on boards of trade or futures exchanges. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, thus it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter.

A Portfolio will not speculate in foreign currency options, futures or related options. Accordingly, a Portfolio will not hedge a currency substantially in excess of the market value of the securities denominated in that currency which it owns or the expected acquisition price of securities which it anticipates purchasing.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Whether a currency hedge benefits a Portfolio will depend on Alliance's ability to predict future foreign currency exchange rates.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


When a Portfolio invests in foreign securities, the securities are usually denominated in a foreign currency, and the Portfolio may temporarily hold foreign currency in connection with such investments. As a result, the value of the Portfolio's assets will be subject to fluctuations based on changes in the relative value of the foreign currency and the U.S. dollar. To control the effects of this exchange risk, all of the Portfolios, except the Alliance Money Market, Alliance Equity Index and Alliance Intermediate Government Securities Portfolios, may enter into forward foreign currency exchange contracts ("forward currency contracts"), which are agreements to purchase or sell foreign currencies at a specified future date and price. Forward currency contracts are usually used to fix the U.S. dollar value of securities a Portfolio has agreed to buy or sell ("transaction hedging"). The Portfolios may also use forward currency contracts to hedge the U.S. dollar value of securities it already owns ("position hedging"). The Portfolios will not speculate in forward currency contracts.

In general, forward currency contracts are not regulated by any governmental authority guaranteed by a third party or traded on an exchange. Accordingly, each party to a forward currency contract is dependent upon the creditworthiness and good faith of the other. The Portfolios will only enter forward currency contracts with counterparties that, in the opinion of Alliance, do not present undue credit risk.



RISKS OF TRANSACTIONS IN OPTIONS, FUTURES CONTRACTS AND FORWARD CURRENCY
CONTRACTS

Although the Portfolios will enter into transactions in futures contracts, options on securities and securities indexes, options on futures contracts, forward currency contracts and certain currency options as described above for hedging purposes, and transactions in options on securities and securities indexes to generate option premium income, their use involves certain risks. A lack of correlation between the index or instrument underlying an option or futures contract and the assets or liabilities being hedged, or unexpected adverse price movements, could render a Portfolio's hedging strategy unsuccessful and could result in losses. Moreover, when an option has been written, in the event of a decline, the underlying position is only hedged to the extent of the amount of premium received. Over-the-counter transactions in options on foreign currencies and options on securities and securities indexes also involve a lack of an organized exchange trading environment, making them less liquid and making it more difficult to value than if they were exchange traded.

In addition, there can be no assurance that a liquid secondary market will exist for any futures contract or option purchased or sold. Accordingly, a Portfolio may be required to maintain a position until exercise or expiration, which could result in losses. If, in the event of an adverse movement, the Portfolio could not close a futures position, it would be required to continue to make daily cash payments of variation margin. If a Portfolio could not close an option position, an option holder would be able to realize profits or limit losses only by exercising the option, and an option writer would remain obligated until exercise or expiration. Finally, if a broker or clearing member of an options or futures clearing corporation were to become insolvent, the Portfolios could experience delays and might not be able to trade or exercise options or futures purchased through that broker. In addition, the Portfolios could have some or all of their positions closed out without their consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves. While the principal purpose of hedging is to limit or offset the effects of adverse market movements, the attendant expense may cause the Portfolios' returns to be less than if hedging had not taken place. The overall effectiveness of hedging therefore depends on Alliance's accuracy in predicting future changes in interest rate levels and/or securities price movements, as well as on the expense of hedging.


MANAGEMENT OF THE TRUST


As of March 31, 1998, the Trustees and officers of the Trust owned Contracts entitling them to provide voting instructions in the aggregate with respect to less than one percent of the Trust's shares of beneficial interest.

THE TRUSTEES




NAME, ADDRESS AND AGE                      PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
----------------------------------------   --------------------------------------------------------------
*John D. Carifa (53) ...................   President, Chief Operating Officer and a Director of Alli-
 Alliance Capital Management L.P.          ance Capital Management Corporation ("ACMC"); Chair-
 1345 Avenue of the Americas               man and Chief Executive Officer of Alliance's Mutual
 New York, NY 10105                        Fund Division. Currently a Director and Trustee of all
                                           other registered investment companies (the "Alliance Mu-
                                           tual Funds") sponsored by Alliance, and Director of Fron-
                                           tier Trust Company, a subsidiary of Equitable.

 Richard W. Couper (75) ................   President Emeritus of the Woodrow Wilson National Fellow-
 The Burke Library                         ship Foundation and President Emeritus of the New York
 Hamilton College                          Public Library.
 P.O. Box 345
 Clinton, NY 13323-0345

 William H. Foulk, Jr. (65) ............   Investment adviser and independent consultant. Former
 2 Hekma Road                              Senior Manager of Barrett Associates, Inc. (investment
 Greenwich, CT 06831                       adviser), from May 1986 to November 1994.

 Brenton W. Harries (70) ...............   Director of Enhance Reinsurance Co. since December
 14 Point Road                             1986. Mr. Harries was also President and Chief Executive
 Wilton Point,                             Officer, Global Electronic Markets Company from August
 South Norwalk, CT 06854                   1985 to October 1986.

 Howard E. Hassler (Chairman) (68)......   Currently a consultant specializing in retailing, finance and
 P.O. Box 967                              real estate. Former Chairman and Chief Executive Officer
 New York, NY 10150                        of Brooks Fashion Stores, Inc. (specialty clothing stores);
                                           Former Chairman, President and Chief Operating Officer
                                           of Allied Stores Corporation (department and specialty
                                           stores), 1987; Executive Vice President and Director, Al-
                                           lied Stores Corporation from June 1984 to June 1987.

 William L. Mannion (67) ...............   Retired. Former Group Senior Vice President of Opera-
 45 Bonnie Way                             tions of American Ultramar Limited until December, 1986;
 Allendale, NJ 07401                       President and Chief Executive Officer of Tittston Petro-
                                           leum, Inc., from January 1978 to July 1985; Director of the
                                           East Jersey Railroad and the Bayonne Terminal Ware-
                                           house from July 1978 to May 1983.

 Clifford L. Michel (58) ...............   Partner of the law firm of Cahill Gordon & Reindel since
 St. Bernard's Road                        January 1972. President, Chief Executive Officer and Di-
 Gladstone, NJ 07934                       rector of Wenonah Development Company (investment
                                           holding company) since 1976. Director since 1987 and
                                           Member of the Human Resources, Environmental and
                                           Safety, and Executive Committees since 1987 of Placer
                                           Dome Inc. (mining). Director, Faber-Castell Corporation
                                           from 1988-1994 (writing instruments). President of Board
                                           of Trustees of St. Mark's School from 1988 to 1993. Chair-
                                           man of the Board of Trustees of Morristown Memorial
                                           Hospital (and Memorial Health Foundation) from 1991 to
                                           1996. Director, Vice Chairman and Treasurer of Atlantic
                                           Health Systems, Inc. and Atlantic Hospital since 1996.

NAME, ADDRESS AND AGE                PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
----------------------------------   ------------------------------------------------------------
*Peter D. Noris (42) .............   Executive Vice President (since May 1995) and Chief Invest-
 The Equitable Life Assurance        ment Officer of Equitable (since July 1995); Executive Vice
 Society of the United States        President, The Equitable Companies Incorporated ("Equi-
 787 Seventh Avenue                  table Companies") (since May 1995); Director of ACMC,
 New York, NY 10019                  the general partner of Alliance, since July 1995. Prior
                                     thereto, Vice President of Salomon Brothers Inc., from
                                     1992 to 1995. Principal of Morgan Stanley & Co. Inc., from
                                     1984 to 1992.
 Donald J. Robinson (63) .........   Senior Partner of the law firm of Orrick, Herrington &
 666 Fifth Avenue                    Sutcliffe from July 1987 to December 1994; Member of the
 New York, NY 10019                  Executive Committee of the firm from January to Decem-
                                     ber 1994; Senior Counsel of the firm since January 1995.
                                     Trustee of the Museum of the City of New York from 1977
                                     to 1995.

*Trustees Carifa and Noris are "interested persons" (as defined in the Investment Company Act) of the Trust. Mr. Carifa is deemed an "interested person" of the Trust by virtue of his positions as a director and officer and director of ACMC and Alliance, respectively. Mr. Noris is deemed an "interested person" of the Trust by virtue of his positions as an officer of Equitable and a director of ACMC.


Trustees Couper, Harries and Robinson are trustees (but not "interested persons") of The Alliance Portfolios, a mutual fund advised by Alliance. Trustee Robinson is also a director or trustee (but not an "interested person") of 37 other mutual funds advised by Alliance. Trustee Michel is a director or trustee (but not an "interested person") of 40 other mutual funds advised by Alliance. Trustee Hassler is a director (but not an "interested person") of Alliance Real Estate Investment Fund, Inc., a mutual fund advised by Alliance.


COMMITTEES OF THE BOARD


The Trust has a standing audit committee consisting of Trustees Mannion, Couper, Foulk, Harries, Hassler, Michel and Robinson. The audit committee's function is to recommend to the Board of Trustees a firm of independent auditors to conduct the annual audit of the Trust's financial statements; review with such firm the outline, scope and results of this annual audit; and review the performance and fees charged by the independent auditors for professional services. In addition, the committee meets with the independent auditors and representatives of management to review accounting activities and areas of financial reporting and control.


The Trust has a nominating committee consisting of Trustees Hassler, Couper and Robinson. This committee considers individuals for nomination as Trustees of the Trust.


The Trust has a valuation committee consisting of Trustees Harries, Mannion and Noris. This committee determines the value of any of the Trust's securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided.


The Trust has a compensation committee consisting of Trustees Robinson, Hassler and Mannion. The compensation committee's function is to review the Trustees' compensation arrangements.


The Trust has a conflicts committee consisting of Trustees Hassler, Michel and Robinson. The conflicts committee's function is to take any action necessary to resolve conflicts among shareholders.

                          TRUSTEE COMPENSATION TABLE



                                                                                             TOTAL
                                                 PENSION OR                            COMPENSATION FROM
                               AGGREGATE         RETIREMENT                            THE ALLIANCE FUND
                             COMPENSATION     BENEFITS ACCRUED     ESTIMATED ANNUAL        COMPLEX,
                               FROM THE       AS PART OF TRUST      BENEFITS UPON        INCLUDING THE
TRUSTEE                          TRUST            EXPENSES            RETIREMENT            TRUST1
 John D. Carifa                $    -0-             $-0-                 $-0-              $    -0-
 Richard W. Couper             $65,0002             $-0-                 $-0-              $ 94,000
 William H. Foulk, Jr.3        $    -0-             $-0-                 $-0-              $176,250
 Brenton W. Harries            $ 73,000             $-0-                 $-0-              $102,000
 Howard E. Hassler             $ 91,000             $-0-                 $-0-              $ 94,500
 William L. Mannion            $76,0002             $-0-                 $-0-              $ 76,000
 Clifford L. Michel            $ 57,000             $-0-                 $-0-              $194,500
 Peter D. Noris                $    -0-             $-0-                 $-0-              $    -0-
 Donald J. Robinson            $69,0002             $-0-                 $-0-              $235,500

----------
1 As of December 31, 1997, there were 119 investment companies in the Alliance
  Fund Complex.

2 Completely deferred. The total amounts of deferred compensation (including interest) payable by the Trust to Messrs. Couper, Mannion and Robinson as of December 31, 1997 were $13,027, $320,769, and $255,073, respectively.

3 Appointed as Trustee on December 5, 1997.


COMPENSATION OF TRUSTEES


Each Trustee, other than those who are "interested persons" of the Trust (as defined in the Investment Company Act), receives from the Trust an annual fee of $29,000, plus an additional fee of $4,000 per board meeting and $2,000 per committee meeting attended. The meeting fee paid to the Trustee acting as chairman of the meeting is increased by 50%. The Chairman of the Board receives an additional annual retainer of $7,000. Trustees receive $1,000 for each day spent performing special services requested by the Chairman or the President of the Trust, and reimbursement for expenses in connection with the performance of regular and special services.



During the year ended December 31, 1997 the Trust paid total retainer and meeting fees of $496,000 (including deferrals of $210,000).



A deferred compensation plan for the benefit of the Trustees has been adopted by the Trust. Under the plan each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until his retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five- to twenty-year period elected by such Trustee.

THE TRUST'S OFFICERS


No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of Alliance or Equitable. The Trust's principal executive officers are:



NAME AND AGE                 POSITION WITH TRUST             PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
---------------------------- ------------------------------- --------------------------------------------
Mark D. Gersten (47)         Treasurer and Chief Financial   Senior Vice President, Alliance Fund
                              Officer                        Services, Inc. ("AFS"), with which he
                                                             has been associated since prior to 1992.

Thomas R. Manley (46)        Controller and Chief            Vice President, ACMC (May 1996 to
                              Accounting Officer             present); Assistant Vice President,
                                                             ACMC (July 1993 to May 1996);
                                                             Assistant Vice President, Equitable
                                                             Capital Management Corporation
                                                             ("ECMC") (March 1991 to July 1993).

Bruce W. Calvert (51)        Vice President                  Vice Chairman and Chief Investment
                                                             Officer of ACMC, with which he has
                                                             been associated since prior to 1992.

Kathleen A. Corbet (38)      Vice President                  Executive Vice President, ACMC
                                                             (February 1997 to present); Senior Vice
                                                             President, ACMC (July 1993 to
                                                             February 1997); Executive Vice
                                                             President, ECMC (June 1992 to July
                                                             1993).

Jerome S. Golden (53)        Vice President                  Executive Vice President of Equitable
                                                             (January 1998 to present); rejoined
                                                             Equitable in 1994 as President of the
                                                             Income Management Group;
                                                             previously President of Golden
                                                             Financial Group, which he founded in
                                                              1987.

Nelson R. Jantzen (53)       Vice President                  Senior Vice President, ACMC (July
                                                             1993 to present); Executive Vice
                                                             President, ECMC (June 1992 to July
                                                             1993).

Wayne D. Lyski (56)          Vice President                  Executive Vice President, ACMC, with
                                                             which he has been associated since
                                                             prior to 1992.

Robin K. Murray (42)         Vice President                  Vice President, Equitable (April 1994
                                                             to present); associated with Equitable
                                                             since prior to 1992.

Alden M. Stewart (52)        Vice President                  Executive Vice President, ACMC (July
                                                             1993 to present); associated with
                                                             ECMC since prior to 1992.

Edmund P. Bergan, Jr. (47)   Secretary                       Senior Vice President and General
                                                             Counsel, Alliance Fund Distributors,
                                                             Inc. ("AFD"), with which he has been
                                                             associated since prior to 1992.

INVESTMENT ADVISORY AND OTHER SERVICES


GENERAL INFORMATION


Alliance, an investment adviser registered with the SEC under the Investment Advisers Act of 1940, has served as the investment adviser to the Trust since July 22, 1993. Alliance is a major international investment adviser that serves its clients, who primarily are major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds, with a staff of approximately 1,500 employees operating out of domestic offices and the overseas offices of subsidiaries in Australia, Bahrain, Canada, France, India, Japan, Luxembourg, Singapore, Spain, Turkey and the United Kingdom, and affiliate offices located in Austria, Brazil, Hong Kong, India, Poland and South Africa. Alliance's principal executive officer is Dave H. Williams, its Chairman and Chief Executive Officer.

Alliance is a publicly-traded Delaware limited partnership whose limited partnership interests, represented by units, are listed on the New York Stock Exchange. As of December 31, 1997, ACMC and Equitable Capital Management Corporation, each a wholly-owned direct or indirect subsidiary of Equitable, owned in the aggregate approximately 57% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in the Adviser ("Units"), and approximately 33% and 10% of the Units were owned by the public and employees of the Adviser and its subsidiaries, respectively, calculated. ACMC, the sole general partner of, and the owner of a 1% general partnership interest in, Alliance, is a wholly-owned subsidiary of Equitable Investment Corporation ("EIC"), which in turn is wholly-owned by Equitable Holding Corporation ("EHC"), a wholly-owned subsidiary of Equitable. The principal offices of Alliance are located at 1345 Avenue of the Americas, New York, New York 10105.

Equitable, which is a New York life insurance company and one of the largest life insurance companies in the United States, is a wholly-owned subsidiary of The Equitable Companies Incorporated ("The Equitable Companies"), a publicly-owned holding company. The principal offices of The Equitable Companies and Equitable are located at 787 Seventh Avenue, New York, New York 10019 and 1290 Avenue of the Americas, New York, New York 10019, respectively.

AXA--UAP, a French insurance holding company, currently owns approximately 59% of the outstanding voting shares of common stock of The Equitable Companies. As a majority shareholder of The Equitable Companies, AXA is able to exercise significant influence over the operations and capital structure of The Equitable Companies, Equitable and their subsidiaries. AXA--UAP is the holding company for an international group of insurance and related financial services companies. AXA-UAP's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America and the Asia/Pacific area. AXA-UAP is also engaged in assets management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

     Based on information provided by AXA-UAP, as of September 30, 1997 more than 25% of the voting power of AXA-UAP was controlled directly and indirectly by FINAXA, a French holding company. As of September 30, 1997 more than 25% of the voting power of FINAXA was controlled directly and indirectly by four French mutual insurance companies (the "Mutuelles AXA"), one of which, AXA Assurances I.A.R.D. Mutuelle, itself controlled directly and indirectly more than 25% of the voting power of FINAXA. Acting as a group, the Mutuelles AXA control AXA-UAP and FINAXA.



ADVISORY AGREEMENT

The Investment Advisory Agreement terminates automatically in the event of its assignment or, with respect to any Portfolio, upon 60 days' notice given by the Trust's Board of Trustees, by Alliance or by majority vote (as defined in the Investment Company Act and the rules thereunder) of the Portfolio's shares. Otherwise, the term of the Investment Advisory Agreement on behalf of each Portfolio is two years, but the Agreement will remain in effect from year to year with respect to any Portfolio so long as its continuance is approved at least annually by a majority of the non-interested members of the Board of Trustees, and by (i) a majority vote (as defined in the Investment Company Act and the rules thereunder) of the Portfolio's shareholders or (ii) the Board of Trustees.

The advisory fee payable by the Trust is at the following annual percentages of the value of each Portfolio's daily average net assets:




                                                                       DAILY AVERAGE NET ASSETS
                                             -----------------------------------------------------------------------------
                                                  FIRST            NEXT            NEXT            NEXT
                                              $750 MILLION     $750 MILLION     $1 BILLION     $2.5 BILLION     THEREAFTER
                                             --------------   --------------   ------------   --------------   -----------
 Alliance Conservative Investors .........         .475%            .425%           .375%           .350%         .325%
 Alliance Balanced .......................         .450%            .400%           .350%           .325%         .300%
 Alliance Growth Investors ...............         .550%            .500%           .450%           .425%         .400%
 Alliance Common Stock ...................         .475%            .425%           .375%           .355%         .345%*
 Alliance Global .........................         .675%            .600%           .550%           .530%         .520%
 Alliance Aggressive Stock ...............         .625%            .575%           .525%           .500%         .475%
 Alliance Small Cap Growth ...............         .900%            .850%           .825%           .800%         .775%
 Alliance Money Market ...................         .350%            .325%           .300%           .280%         .270%
 Alliance Intermediate Government
  Securities .............................         .500%            .475%           .450%           .430%         .420%
 Alliance High Yield .....................         .600%            .575%           .550%           .530%         .520%
 Alliance Growth and Income ..............         .550%            .525%           .500%           .480%         .470%
 Alliance Quality Bond ...................         .525%            .500%           .475%           .455%         .445%
 Alliance Equity Index ...................         .325%            .300%           .275%           .255%         .245%
 Alliance International ..................         .900%            .825%           .800%           .780%         .770%

----------
* On assets in excess of $10 billion, the management fee for the Alliance Common Stock Portfolio is reduced to 0.335% of average daily net assets.


Because of undertakings made by Equitable Variable in connection with the Reorganization, Equitable reimburses the Alliance Common Stock and Alliance Money Market Divisions of its Continuing Separate Account to offset completely the effect on such divisions of the portion of the Trust's advisory fees applicable to such divisions which exceed a .25% effective annual rate. In addition, Equitable reimburses the Alliance High Yield, Alliance Aggressive Stock and Alliance Balanced Divisions of its Separate Account I for the portion of the Trust's advisory fees applicable to those divisions which exceeds a .25% effective annual rate. Because of expense limits in the variable annuity contracts funded by its Separate Account A, Equitable reimburses the Alliance Common Stock, Alliance Money Market and Alliance Balanced Division of that separate account for the portion of the Trust's advisory fees applicable to those divisions which exceeds a .26% effective rate, and the Alliance Aggressive Stock Division for the portion that exceeds a .41% effective rate. Policies sold by insurers other than Equitable and newer policy designs of Equitable bear the advisory fees without adjustment. For a discussion of the Reorganization, see "General Information," above.


In 1997, the Trust paid advisory fees of $83,421,824 to Alliance. In 1996, the Trust paid advisory fees of $59,901,466 to Alliance. In 1995, the Trust paid advisory fees of $40,636,168 to Alliance.



SPECIFIC SERVICES PERFORMED

Alliance performs the following services for or on behalf of the Trust pursuant to the Investment Advisory Agreement.

Subject to the approval and supervision of the Board of Trustees, Alliance exercises overall responsibility for the investment and reinvestment of the Trust's assets. Alliance manages each Portfolio and is responsible for the investment operations of the Trust and the composition of each Portfolio, including the purchase, retention and disposition of the investments, securities and cash contained therein, in accordance with each Portfolio's investment objectives and policies as stated in the Trust's Agreement and Declaration of Trust, By-laws, Prospectus and Statement of Additional Information from time to time in effect. In connection therewith, Alliance provides investment research and supervision of the Trust's investments and conducts a continuous program of investment evaluation and, if appropriate, sales and reinvestment of the Trust's assets. Alliance furnishes to the Trust such statistical information, with respect to the investments which the Trust may hold or contemplate purchasing, as the Trust may reasonably request. On Alliance's own initiative, it apprises the Trust of important developments materially affecting each Portfolio and furnishes the Trust from time to time such information as it may believe appropriate for this purpose. In addition, Alliance furnishes to the Board of Trustees such periodic and special reports as the Board may reasonably request. Alliance also implements all purchases and sales of investments for each Portfolio in a manner consistent with such investment policies, as from time to time amended.


Alliance, on behalf of the Trust, arranges for the placement of orders and other execution of transactions for each Portfolio.


At the Trust's request, Alliance provides, without charge, personnel, who may be the Trust's officers, to render such clerical, administrative and other services, other than investor services or accounting services, to the Trust and also furnishes to the Trust, without charge, such office facilities, which may be Alliance's own offices, as may be required to perform its investment advisory and portfolio management services. The Trust may also hire its own employees and contract for services to be performed by third parties.

Pursuant to the terms of the Investment Advisory Agreement, Alliance has contracted with Equitable for the provision of certain administrative services to the Trust.

Alliance also performs investment advisory services for certain of Equitable's separate and advisory accounts and for other clients, including mutual funds registered as investment companies under the Investment Company Act, some of which fund Contracts issued by Equitable and certain other unaffiliated insurance companies. There are occasions on which transactions for the Trust may be executed as part of concurrent authorizations to purchase or sell the same security for Equitable's general account or for other accounts or investment companies managed by Equitable or Alliance. These concurrent authorizations potentially can be either advantageous or disadvantageous to the Trust. When these concurrent authorizations occur, the objective is to allocate the executions and related brokerage charges among the accounts or mutual funds in an equitable manner.



ACCOUNTING SERVICES

     Under an Accounting Services Agreement dated as of June 30, 1997, Alliance has agreed to provide, or arrange for the provision of, certain investment accounting services, including calculation of net asset values, preparation of financial statements for each Portfolio, and such other accounting services, as the Trust may from time to time reasonably request, in exchange for reimbursement by the Trust of costs and expenses incurred in providing, or arranging for the provision of, such services. For the period July 18, 1997 through December 31, 1997. Alliance was reimbursed for $377,128 of costs and expenses incurred in arranging for the provision of accounting services.



BROKERAGE ALLOCATION


SELECTION OF BROKERS

Pursuant to the Investment Advisory Agreement, Alliance, on behalf of the Trust, arranges for the placement of orders and other transactions for each Portfolio.


BROKERAGE COMMISSIONS

The Portfolios are charged for securities brokers' commissions, transfer taxes and similar fees relating to securities transactions. Alliance seeks to obtain the best price and execution on all orders placed for the Portfolios, considering all the circumstances except to the extent it may be permitted to pay higher commissions as described below.

It is expected that securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if that market is deemed the primary market.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. However, brokerage commission rates in certain countries in which the Portfolios may invest may be discounted for certain large domestic and foreign investors such as the Portfolios. A number of foreign banks and brokers will be used for execution of each Portfolio's portfolio transactions. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed com-mission or mark-up. In underwritten offerings, the price generally includes a disclosed fixed commission or discount.

Alliance may, in the allocation of brokerage business, take into consideration research and other brokerage services provided by brokers and dealers to Equitable or Alliance. The research services include economic, market, industry and company research material. Based upon an assessment of the value of research and other brokerage services provided, proposed allocations of brokerage for commission transactions are periodically prepared internally. In limited cases, certain brokers have been advised informally that, although the Trust is under no legal obligation, an attempt will be made to meet the internally proposed level of allocated brokerage business to the broker for brokerage and research services over a period of time.

Commissions charged by brokers which provide research services may be somewhat higher than commissions charged by brokers which do not provide them. As permitted by Section 28(e) of the Securities Exchange Act of 1934 and by policies adopted by the Trustees, Alliance may cause the Trust to pay a broker-dealer which provides brokerage and research services to Alliance an amount of commission for effecting a securities transaction for the Trust in excess of the commission another broker-dealer would have charged for effecting that transaction.


Alliance does not engage brokers whose commissions it believes to be unreasonable in relation to services provided. The overall reasonableness of commissions paid will be evaluated by rating brokers on such general factors as execution capabilities, quality of research (that is, quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker) and financial standing, as well as the net results of specific transactions, taking into account such factors as price, promptness, size of order and difficulty of execution. The research services obtained will, in general, be used by Alliance for the benefit of all accounts for which it makes investment decisions. The receipt of research services from brokers will tend to reduce Alliance's expenses in managing the Portfolios other than the Alliance Money Market Portfolio. This has been taken into account when setting the amount paid for managing those Portfolios. Although orders may be given by the Alliance Money Market Portfolio to brokers or dealers which provide research services to Alliance, the fact that the investment adviser may benefit from such research has not been considered when setting the amount paid for managing that Portfolio. This is because Alliance Money Market Portfolio transactions will generally be with issuers or market makers where no commissions are charged. In 1995 the Trust paid an aggregate of $21,329,056 in brokerage commissions of which $18,468,344 was paid to brokers relating to transactions aggregating $8,928,306,482 which were directed to them in part for research services provided by them. In 1996 the Trust paid an aggregate of $27,895,553 in brokerage commissions of which $25,576,822 was paid to brokers relating to transactions aggregating $12,956,909,742 which were directed to them in part for research services provided by them. In 1997 the Trust paid an aggregate of $30,333,516 in brokerage commissions of which $14,164,169 was paid to brokers relating to transactions aggregating $15,241,230,017 which were directed to them in part for research services provided by them.



BROKERAGE TRANSACTIONS WITH AFFILIATES

To the extent permitted by law, the Trust may engage in brokerage transactions with its affiliate, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), with brokers who are DLJ affiliates, or with unaffiliated brokers who trade or clear through DLJ. The Investment Company Act generally prohibits the Trust from engaging in securities transactions with DLJ or its affiliates, as principal, unless pursuant to an exemptive order from the SEC. The Trust may apply for such exemptive relief. The Trust has adopted procedures, prescribed by the Investment Company Act, which are reasonably designed to provide that any commissions or other remuneration it pays to DLJ or its affiliates do not exceed the usual and customary broker's commission. In addition, the Trust will adhere to the requirements under the Securities Exchange Act of 1934 governing floor trading. Also, due to securities law limitations, the Trust will limit purchases of securities in a public offering, if such securities are underwritten by DLJ or its affiliates. During the year ended December 31, 1995, the Trust paid no brokerage commissions to DLJ, during the fiscal year ended December 31, 1996, the Trust paid $2,500 to Autranet, Inc., an affiliate of DLJ, and during the fiscal year ended December 31, 1997, the Trust paid $29,805 to DLJ, in accordance with the procedures described above.



TRUST EXPENSES AND OTHER CHARGES

Pursuant to the Trust's Investment Advisory Agreement, the Trust is obligated to pay all of its operating expenses not specifically assumed by Alliance. A daily adjustment will be made in the values under certain Contracts outstanding and offered by Equitable when the management separate accounts of Equitable and Equitable Variable were reorganized into unit investment trust form to offset completely the impact of any such expense on values under such Contracts. Contracts sold by insurers other than Equitable and Equitable Variable and new policy designs of Equitable bear such expenses without adjustment. Although Equitable does not expect the Trust to incur any federal income or excise tax liability (see "Dividends, Distributions and Taxes" in the Prospectus), Equitable reserves the right to exclude any such taxes from such adjustments.

The expenses borne by the Trust include or could include taxes; brokerage commissions; interest charges; securities lending fees; fees and expenses of the registration or qualification of a Portfolio's securities under federal or state securities laws; fees of the Portfolio's custodian, transfer agent, independent accountants, and legal counsel; all expenses of shareholders' and trustees' meetings; all expenses of the preparation, typesetting, printing and mailing to existing shareholders of prospectuses, prospectus supplements, statements of additional information, proxy statements, and annual and semi-annual reports; any proxy solicitor's fees and expenses; costs of fidelity bonds and Trustees' liability insurance premiums as well as extraordinary expenses such as indemnification payments or damages awarded in litigation or settlements made; any membership fees of the Investment Company Institute and similar organizations; costs of maintaining the Trust's corporate existence and the compensation of Trustees who are not directors, officers, or employees of Alliance or its affiliates.


PURCHASE AND PRICING OF SECURITIES

As stated in the Prospectus, the Trust will offer and sell its shares at each Portfolio's per share net asset value, which will be determined in the manner set forth below.

The net asset value of the shares of each Portfolio of the Trust will be determined once daily, immediately after the declaration of dividends, if any, at the close of business on each business day. The net asset value per share of each Portfolio will be computed by dividing the sum of the investments held by that Portfolio, plus any cash or other assets, minus all liabilities, by the total number of outstanding shares of that Portfolio at such time. All expenses borne by the Trust, including the investment advisory fee payable to Alliance, will be accrued daily.

The net asset value per share of any series (i.e., Portfolio) will be determined and computed as follows, in accordance with generally accepted accounting principles, and consistent with the Investment Company Act:

    o The assets belonging to each series will include (a) all consideration received by the Trust for the issue or sale of shares of that particular series, together with all assets in which such consideration is invested or reinvested, (b) all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, (c) any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be and (d) General Items, if any, allocated to that series. General Items includes any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any particular series. General Items will be allocated as the Trust's Board of Trustees considers fair and equitable.

    o The liabilities belonging to each series will include (a) the liabilities of the Trust in respect of that series, (b) all expenses, costs, charges and reserves attributable to that series, and (c) any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular series which have been allocated as the Trust's Board of Trustees considers fair and equitable.

The value of each Portfolio will be determined at the close of business on each "business day," i.e., each day in which the degree of trading in the Portfolio might materially affect the net asset value of such Portfolio. Normally, this would be each day that the NYSE is open and would include some Federal holidays. For stocks and options, the close of trading is the 4:00 p.m. and 4:15 p.m. (Eastern time) close respectively of the NYSE and the Options Price Reporting Authority; for bonds the close of trading is the close of business in New York City, and for foreign securities it is the close of business in the applicable foreign country with exchange rates determined at 2:00 p.m. New York City time.

Values are determined according to generally accepted accounting practices and all laws and regulations that apply. The assets of each Portfolio are valued as follows:

    o Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if there is no reported sale during the day, at a bid price estimated by a broker.

    o Foreign securities not traded directly, or in American Depositary Receipt or similar form in the United States, are valued at representative quoted prices in the currency of the country of origin. Foreign currency is converted into its U.S. dollar equivalent at current exchange rates.

    o U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.


    o Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.


    o Short-term debt securities held by Portfolios other than the Money Market Portfolio which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities held by such Portfolios which mature in more than 60 days are valued at representative quoted prices. Securities held by the Money Market Portfolio are valued at prices based on equivalent yields or yield spreads.

    o Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

    o Convertible bonds, and unlisted convertible preferred stocks, are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks.

    o Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

    o Purchased options, including options on futures, are valued at their last bid price. Written options are valued at their last asked price.

    o Futures contracts are valued as of their last sale price or, if there is no sale, at the latest available bid price.

    o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the valuation committee of the Board of Trustees using its best judgment.

The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

When the Trust writes a call option, an amount equal to the premium received by the Trust is included in the Trust's financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires on its stipulated expiration date or the Trust enters into a closing purchase or sale transaction, the Trust realizes a gain (or loss) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security, and the proceeds of sale are increased by the premium originally received, or reduced by the price paid for the option.

Alliance may, from time to time, under the general supervision of the Board of Trustees or its valuation committee, utilize the services of one or more pricing services for assistance in valuing the assets of the Trust. Alliance will continuously monitor the performance of such pricing services.


CERTAIN TAX CONSIDERATIONS


Each Portfolio is treated for Federal income tax purposes as a separate taxpayer. The Trust intends that each Portfolio shall qualify each year and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").


As a regulated investment company, each Portfolio will not be subject to federal income or excise tax on any of its net investment income or net realized capital gains which are timely distributed to shareholders under the Code. Under present law, as a Massachusetts business trust doing business in New York, a Portfolio will also not be subject to any excise or income taxes in Massachusetts or New York on such amounts. A number of technical rules are prescribed for computing net investment income and net capital gains. For example, dividends are generally treated as received on the ex-dividend date. Also, certain foreign currency losses and capital losses arising after October 31 of a given year may be treated as if they arise on the first day of the next taxable year.


Portfolios investing in foreign securities or currencies may be subject to foreign taxes which could reduce the investment performance of such Portfolios.




To qualify for treatment as a regulated investment company, a Portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing. This 30% rule may be inapplicable in the context of certain abnormal redemptions of Portfolio shares. For purposes of this test, gross income is determined without regard to losses from the sale or other disposition of stock or securities. In addition, the Secretary of the Treasury has regulatory authority to exclude from qualifying income described above foreign currency gains which are not "directly related" to a regulated investment company's "principal business of investing" in stock, securities or related options or futures. The Secretary of the Treasury has not to date exercised this authority.

     A Portfolio, in general, must also (a) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the value of its total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, and (b) distribute with respect to each taxable year at least 90% of the sum or its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year.


Generally, in order to avoid a 4% nondeductible excise tax, each Portfolio of the Trust must distribute to its shareholders during the calendar year the following amounts:

    o  98% of the Portfolio's ordinary income for the calendar year;


    o 98% of the Portfolio's capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and


    o any undistributed ordinary income or capital gain net income for the prior year.

The excise tax is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although each Portfolio believes that it is not subject to the excise tax, the Portfolios intend to make the distributions required to avoid the imposition of such a tax.


Because the Trust is used to fund non-qualified Contracts, each Portfolio must meet the diversification requirements imposed by the Code or these policies will fail to qualify as life insurance and annuities. In general, for a Portfolio to meet the investment diversification requirements of Subchapter L of the Code, Treasury regulations require that no more than 55% of the total value of the assets of the Portfolio may be represented by any one investment, no more than 70% by two investments, no more than 80% by three investments and no more than 90% by four investments. Generally, for purposes of the regulations, all securities of the same issuer are treated as a single investment. In the context of U.S. Government securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States) each U.S. Government agency or instrumentality is treated as a separate issuer. Compliance with the regulations is tested on the last day of each calendar year quarter. There is a 30-day period after the end of each calendar year quarter in which to cure any non-compliance.



PORTFOLIO PERFORMANCE


Investment operations commenced with respect to Class IB shares of the Alliance Aggressive Stock, Alliance Common Stock, Alliance Growth Investors, Alliance Global, Alliance High Yield and Alliance Money Market Portfolios on October 2, 1996. Returns shown for Class IB shares of these Portfolios for periods prior to October 2, 1996 and returns shown for Class IB shares of other Portfolios are derived from the historical performance of Class IA shares, adjusted to reflect the 12b-1 fees, currently paid at an annual rate of 0.25% of average net assets, applicable to Class IB shares.1 Class IA shares are not subject to any 12b-1 fees.

At any time in the future, yields and total returns may be higher or lower than past yields or returns and there can be no assurance that any historical results will continue. All returns assume reinvestment of distributions at net asset value and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns and yields shown do not reflect insurance company charges and fees applicable to the Contracts.

---------------------
1 With respect to the Alliance Small Cap Growth Portfolio, the 12b-1 fee is paid at an annual rate not to exceed the lesser of (a) 0.25% of the average daily net assets of the Portfolio attributable to Class IB shares and (b) an amount that, when added to certain other expenses of the Class IB shares, would result in the ratio of such expenses to average daily net assets attributable to Class IB shares equalling 1.20%.

ALLIANCE MONEY MARKET PORTFOLIO YIELD

The Alliance Money Market Portfolio calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical shareholder account with one share at the beginning of the period. To determine the seven-day rate of return, the net change in the share value is computed by subtracting the share value at the beginning of the period from the share value (exclusive of capital changes) at the end of the period. The net change is divided by the share value at the beginning of the period to obtain the base period rate of return. This seven-day base period return is then multiplied by 365/7 to produce an annualized current yield figure carried to the nearest one-hundredth of one percent.

Realized capital gains or losses and unrealized appreciation or depreciation of the Portfolio are excluded from this calculation. The net change in share values also reflects all accrued expenses of the Alliance Money Market Portfolio as well as the value of additional shares purchased with dividends from the original shares and any additional shares.

The effective yield is obtained by adjusting the current yield to give effect to the compounding nature of the Alliance Money Market Portfolio's investments, as follows: The unannualized base period return is compounded by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result--i.e., effective yield = [(base period return +1)365/7] - 1.

Alliance Money Market Portfolio yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. Yield is a function of the type and quality of the instruments in the Alliance Money Market Portfolio, maturities and rates of return on investments, among other factors. In addition, the value of shares of the Alliance Money Market Portfolio will fluctuate and not remain constant.

The Alliance Money Market Portfolio yield may be compared with yields of other investments. However, it should not be compared to the return on fixed rate investments which guarantee rates of interest for specified periods. The yield also should not be compared to the yield of money market funds made available to the general public because their yields usually are calculated on the basis of a constant $1 price per share and they pay out earnings in dividends which accrue on a daily basis. Investment income of the Alliance Money Market Portfolio, including any realized gains as well as accrued interest, is not paid out in dividends but is reflected in the share value. The Alliance Money Market Portfolio yield also does not reflect insurance company charges and fees applicable to Contracts.


The seven-day current yield for Class IB shares of the Alliance Money Market Portfolio was 5.10% for the period ended December 31, 1997. The effective yield for that period was 5.23%.



ALLIANCE QUALITY BOND, ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES AND ALLIANCE HIGH YIELD PORTFOLIO YIELDS


Yields of the Alliance Quality Bond, Alliance Intermediate Government Securities and Alliance High Yield Portfolios will be computed by annualizing net investment income, as determined by the SEC's formula, calculated on a per share basis for a recent 30-day period and dividing that amount by a Portfolio share's net asset value (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) over such period and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The Portfolios' yields will vary from time to time depending upon market conditions, the compostition of each Portfolio's portfolio and operating expenses of the Trust allocated to each Portfolio. Yield should also be considered relative to changes in the value of a Portfolio's shares and to the relative risks associated with the investment objectives and policies of the Portfolios. These yields do not reflect insurance company charges and fees applicable to the Contracts.

The 30-day yields for Class IB shares of the Alliance Intermediate Government Securities and Alliance High Yield Portfolio for the period ended December 31, 1997 were 5.31% and 10.07%, respectively.

TOTAL RETURN CALCULATIONS

Each Portfolio may provide average annual total return information calculated according to a formula prescribed by the SEC. According to that formula, average annual total return figures represent the average annual compounded rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the Portfolio and the ending value of that account measured by the then current net asset value of that Portfolio assuming that all dividends and capital gains distributions during the stated period were invested in shares of the Portfolio when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would equate the initial amount invested to the ending redeemable value of such investment, according to the following formula:

T = (ERV/P)1/n - 1


where T equals average annual total return; where ERV, the ending redeemable value, is the value at the end of the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period; where P equals a hypothetical initial investment of $1,000; and where n equals the number of years. These total returns do not reflect insurance company charges and fees applicable to the Contracts.

The average annual total returns through December 31, 1997 for Class IB shares of the Alliance Common Stock Portfolio for one year, five years and ten years were 29.40%, 20.81%, and 17.74%, respectively.

The average annual total returns through December 31, 1997 for Class IB shares of the Alliance Intermediate Government Securities Portfolio for one year, five years, and since the Portfolio's inception (on April 1, 1991) were 7.01%, 5.68%, and 6.74%, respectively.

The average annual total returns through December 31, 1997 for Class IB shares of the Alliance High Yield Portfolio for one year, five years, and ten years were 18.19%, 15.63%, and 12.54%, respectively.

The average annual total returns through December 31, 1997 for Class IB shares of the Alliance Global Portfolio for one year, five years and ten years were 11.38%, 15.89%, and 13.49%, respectively.

The average annual total returns through December 31, 1997 for Class IB shares of the Alliance Aggressive Stock Portfolio for one year, five years and ten years were 10.66%, 14.66%, and 18.74%, respectively.

The average annual total returns through December 31, 1997 for the Alliance Conservative Investors Portfolio for one year, five years, and since the Portfolio's inception (on October 2, 1989) were 12.97%, 8.53%, and 9.25%, respectively.

The average annual total returns through December 31, 1997 for Class IB shares of the Alliance Growth Investors Portfolio for one year, five years and since the Portfolio's inception (on October 2, 1989) were 16.58%, 12.92%, and 15.45%, respectively.

The average annual total returns through December 31, 1997 for Class IB shares of the Alliance Growth and Income Portfolio for one year and since the Portfolio's inception (on October 1, 1993) were 26.61% and 15.64%, respectively.

The average annual total returns through December 31, 1997 for Class IB shares of the Alliance Equity Index Portfolio for one year and since the Portfolio's inception (on March 1, 1994) were 32.26% and 23.13%, respectively.

The average annual total returns through December 31, 1997 for the Alliance International Portfolio for one year and since the Portfolio's inception (April 3, 1995) were (3.23)% and 6.12%, respectively.



The total return through December 31, 1997 for the Alliance Small Cap Growth Portfolio since the Portfolio's inception (May 1, 1997) was 26.57%.


     Each Portfolio, from time to time, also may advertise its cumulative total return figures. Cumulative total return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Portfolio's shares and assume that all dividends and capital gains distributions during the period were reinvested in shares of that Portfolio. Cumulative total return is calculated by finding the compound rates of return of a hypothetical investment over such period, according to the following formula (cumulative total return is then expressed as a percentage):

C = (ERV/P) - 1

Where:

C = Cumulative Total Return
P = a hypothetical initial investment of $1,000
ERV = ending redeemable value; ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


The cumulative total returns, since the inception of each Portfolio through December 31, 1997, for Class IB shares of the Alliance Common Stock, Alliance Intermediate Government Securities, Alliance High Yield, Alliance Balanced, Alliance Global, Alliance Aggressive Stock, Alliance Conservative Investors, Alliance Growth Investors, Alliance Quality Bond, Alliance Growth and Income, Alliance Equity Index, Alliance International, and Alliance Small Cap Growth Portfolios were 2,302.90%, 55.30%, 240.42%, 206.46%, 630.91%, 107.51%, 227.07%,
85.41%, 121.90%, 17.74% and 26.57%, respectively.


OTHER SERVICES

INDEPENDENT ACCOUNTANTS


Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the Trust's independent accountant. The financial statements of the Alliance Common Stock, Alliance Money Market, Alliance Balanced, Alliance Aggressive Stock, Alliance High Yield, Alliance Global, Alliance Conservative Investors, Alliance Growth Investors, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance Growth and Income, Alliance International, Alliance Equity Index and Alliance Small Cap Growth Portfolios for the year ended December 31, 1997, which are included in this SAI, have been audited by Price Waterhouse LLP, the Trust's independent accountant for such periods, as stated in their report appearing herein, and have been so included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.



CUSTODIAN

The Chase Manhattan Bank, whose principal address is One Chase Manhattan Plaza, New York, New York 10081, has been designated the Custodian of the Trust's portfolio securities and other assets.


TRANSFER AGENT


Equitable serves as the transfer agent and dividend disbursing agent for the Trust. For the year ended December 31, 1997, Equitable received no compensation for providing such services for the Trust.



UNDERWRITER

The Trust has a distribution agreement with Equitable Distributors, Inc. (the "Class IB Distributor"), an indirect wholly-owned subsidiary of Equitable and an affiliate of Alliance, in respect of the Class IB shares. The address for the Class IB Distributor is 787 Seventh Avenue, New York, New York 10019.


The Trust's distribution agreement in respect of Class IB shares dated July 8, 1996 (the "Class IB Underwriting Agreement"), will remain in effect until July 8, 1997, and from year to year thereafter only if its continuance is approved annually by (1) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the Investment Company Act) of the Trust or a Portfolio and who have no direct or indirect financial interest in the operation of the distribution plan adopted under Rule 12b-1 of the Investment Company Act (the "Distribution Plan") or any such related agreement (the "Independent Trustees") and (2) either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Trust.

The Class IB Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Class IB shares to prospective investors and preparing, printing and mailing any other literature or advertising in connection with the offering of the Class IB shares to prospective investors. The Class IB Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under Federal and state laws and of any activity which is primarily intended to result in the sale of Class IB shares issued by the Trust, unless the Distribution Plan in effect for Class IB shares provides that the Trust or another entity shall bear some or all of such expenses.

As agent, the Class IB Distributor currently offers shares of each Portfolio on a continuous basis to the separate accounts of insurance companies offering the Contracts in all states in which the Portfolio or the Trust may from time to time be registered or where permitted by applicable law. The Class IB Underwriting Agreement provides that the Class IB Distributor accepts orders for shares at net asset value without sales commission or load being charged. The Class IB Distributor has made no firm commitment to acquire shares of any Portfolio.

A description of the Distribution Plan and related services and fees thereunder is provided in the prospectus. On June 7, 1996, the Board of Trustees of the Trust unanimously approved the Distribution Plan. In connection with its consideration of the Distribution Plan, the Board of Trustees was furnished with drafts of the Distribution Plan and the related materials, including information related to the advantages and disadvantages of Rule 12b-1 plans currently being used in the mutual fund industry generally and with other competing funding vehicles for variable annuity and variable life contracts. Legal counsel for the Independent Trustees provided additional information, summarized the provisions of the proposed Distribution Plan and discussed the legal and regulatory considerations in adopting such Distribution Plan.

The Board considered various factors in connection with its decision as to whether to approve the Distribution Plan, including (a) the nature and causes of the circumstances which make implementation of the Distribution Plan necessary and appropriate; (b) the way in which the Distribution Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits; (d) the possible benefits of the Distribution Plan to any other person relative to those of the Trust; (e) the effect of the Distribution Plan on existing owners of variable annuity contracts and variable life insurance policies; (f) the merits of possible alternative plans or pricing structures; (g) competitive conditions in the variable products industry; and (h) the relationship of the Distribution Plan to other distribution efforts of the Trust.

Based upon its review of the foregoing factors and the materials presented to it, and in light of its fiduciary duties under relevant state law and the Investment Company Act, the Board determined, in the exercise of its business judgment, that the Distribution Plan is reasonably likely to benefit the Trust and the shareholders of its Portfolios.

The Board realizes that there is no assurance that the expenditure of Trust assets to finance distribution of Class IB shares of the Trust will have the anticipated results. However, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution expenses of the Class IB shares of the Trust, it will be able to evaluate the benefit of such expenditures in deciding whether to continue the Distribution Plan.

The Distribution Plan and any Rule 12b-1 related agreement that is entered into by the Trust or the Class IB Distributor in connection with the Distribution Plan will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Trust's Board of Trustees, and of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Distribution Plan, or the Rule 12b-1 related agreement, as applicable. In addition, the Distribution Plan and any Rule 12b-1 related agreement may be terminated as to Class IB shares of a Portfolio at any time, and in the case of any Rule 12b-1 related agreement, upon 60 days' written notice, without penalty, by vote of a majority of the outstanding Class IB shares of that Portfolio or by vote of a majority of the Independent Trustees. The Distribution Plan also provides that it may not be amended to increase materially the amount (to more than .50% of average daily net assets annually) that may be spent for distribution of Class IB shares of a Portfolio without the approval of Class IB shareholders of that Portfolio. The Trustees currently limit payments under the Distribution Plan to .25% of a Portfolio's aggregate average daily net assets attributable to the Class IB shares. The Distribution Plan provides that a portion of the distribution services fee in an amount not to exceed .25% of the aggregate average daily net assets of a Portfolio attributable to Class IB shares constitutes a service fee that the Class IB Distributor will use for personal service and/or the maintenance of shareholder accounts. The Distribution Plan also provides that Alliance may use its own resources, which may include management fees received by Alliance from the Trust or other investment companies which it manages and Alliance's past profits, to finance the distribution of the Portfolios' shares.


     The Class IB Underwriting Agreement provides that the Class IB Distributor will receive fees, from each Portfolio other than the Alliance Small Cap Growth Portfolio, at the annual rate of 0.25% of the average annual net assets of such Portfolio attributable to Class IB shares. With respect to the Alliance Small Cap Growth Portfolio, this amount shall not exceed the lesser of (a) 0.25% of the average daily net assets of the Portfolio attributable to Class IB shares and (b) an amount that, when added to certain other expenses of the Class IB shares, would result in a ratio of expenses to average daily net assets attributable to Class IB shares equalling 1.20%.




     For services rendered by the Class IB Distributor in connection with the distribution of Class IB shares pursuant to the Distribution Plan, the Class IB Distributor received $75,004 with respect to the Class IB shares of the Alliance Aggressive Stock Portfolio, $196,197 with respect to the Class IB shares of the Alliance Common Stock Portfolio, $43,043 with respect to the Class IB shares of the Alliance Growth Investors Portfolio, $35,117 with respect to the Class IB shares of the Alliance Global Portfolio, $50,330 with respect to the Class IB shares of the Alliance High Yield Portfolio, and $99,710 with respect to the Class IB shares of the Alliance Money Market Portfolio for the year ended December 31, 1997. For services rendered by the Class IB Distributor in connection with the distribution of Class IB shares pursuant to the Distribution Plan, the Class IB Distributor received $2,784 with respect to the Class IB shares of the Alliance Intermediate Government Securities Portfolio, $3,118 with respect to the Class IB shares of the Alliance Conservative Investors Portfolio, $108 with respect to the Class IB shares of the Alliance Equity Index Portfolio, $2,877 with respect to the Class IB shares of the Alliance International Portfolio, $22,465 with respect to the Class IB shares of the Alliance Small Cap Growth Portfolio, and $21,823 with respect to the Class IB shares of the Alliance Growth and Income Portfolio.

     The Class IB Distributor has informed the Trust that expenses incurred by the Trust and costs allocated to it in connection with activities primarily intended to result in the sale of Class IB shares were as follows for the year ended December 31, 1997:


                      AMOUNT OF EXPENSE AND ALLOCATED COST



                                  ALLIANCE         ALLIANCE         ALLIANCE       ALLIANCE    ALLIANCE      ALLIANCE
     CATEGORY OF EXPENSE      AGGRESSIVE STOCK   COMMON STOCK   GROWTH INVESTORS    GLOBAL    HIGH YIELD   MONEY MARKET
---------------------------- ------------------ -------------- ------------------ ---------- ------------ -------------
Advertising/Marketing ......       $ 1,629         $  3,325          $ 1,034       $   881      $   757      $ 1,548
Printing and Mailing of
 Prospectuses and
 Semi-Annual and
 Annual Reports to
 Other than Current
 Shareholders ..............        13,940           40,053            8,006         6,481        9,393       18,630
Compensation to
 Underwriters ..............             0                0                0             0            0            0
Compensation to Dealers.....
Compensation to Sales
 Personnel .................             0                0                0             0            0            0
Interest, Carrying or
 Other Financing
 Charges ...................             0                0                0             0            0            0
Other (includes personnel
 cost of those home
 office employees
 involved in the
 distribution effort and
 the travel-related
 expenses incurred by the
 marketing personnel
 conducting seminars) ......        59,435          152,819           34,003        27,755       40,180       79,532

     The Class IB Distributor has informed the Trust that expenses incurred by the Trust and costs allocated to it in connection with activities primarily intended to result in the sale of Class IB shares were as follows for the period May 1, 1997 to December 31, 1997:


                      AMOUNT OF EXPENSE AND ALLOCATED COST





                                  ALLIANCE
                                INTERMEDIATE       ALLIANCE       ALLIANCE                        ALLIANCE     ALLIANCE
                                 GOVERNMENT      CONSERVATIVE      EQUITY         ALLIANCE       SMALL CAP     GROWTH &
     CATEGORY OF EXPENSE         SECURITIES        INVESTORS        INDEX      INTERNATIONAL       GROWTH       INCOME
----------------------------   --------------   --------------   ----------   ---------------   -----------   ---------
Advertising/Marketing ......       $    0           $    0           $ 0           $    0         $     0      $     0
Printing and Mailing of
 Prospectuses and
 Semi-Annual and
 Annual Reports to
 Other than Current
 Shareholders ..............          569              635            22              562           4,218        4,341
Compensation to
 Underwriters ..............            0                0             0                0               0            0
Compensation to Dealers.....
Compensation to Sales
 Personnel .................            0                0             0                0               0            0
Interest, Carrying or
 Other Financing
 Charges ...................            0                0             0                0               0            0
Other (includes personnel
 cost of those home
 office employees
 involved in the
 distribution effort and
 the travel-related
 expenses incurred by the
 marketing personnel
 conducting seminars) ......        2,215            2,483            86            2,315          18,034       17,482

                             FINANCIAL STATEMENTS

THE HUDSON RIVER TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1997

                                                                      ALLIANCE
                                                                    INTERMEDIATE                                    ALLIANCE
                                                      ALLIANCE       GOVERNMENT      ALLIANCE        ALLIANCE      GROWTH AND
                                                    MONEY MARKET     SECURITIES    QUALITY BOND     HIGH YIELD       INCOME
                                                      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                      ---------      ---------       ---------      ---------       ---------
ASSETS:
Investments at value (Notes 1 and 4)..............  $ 551,218,667   $114,937,264   $199,082,370    $409,444,270   $584,091,770
Cash .............................................        250,597        150,271      1,850,749       3,867,754        136,662
Receivable for securities sold....................             --      8,514,530             --              --             --
Collateral held for securities loaned
 (Note 1) ........................................             --     14,877,570     20,317,896              --     83,697,400
Receivable from Separate Accounts for Trust
 shares sold......................................     20,699,118        216,925        202,284       3,871,282      4,484,564
Unrealized appreciation of forward currency
 contracts (Notes 1 and 4)........................             --             --        230,830              --             --
Dividends, interest and other receivables.........      2,952,078      1,470,759      2,012,816       9,027,978      1,310,011
                                                    -------------   ------------   ------------    ------------   ------------
  Total assets....................................    575,120,460    140,167,319    223,696,945     426,211,284    673,720,407
                                                    -------------   ------------   ------------    ------------   ------------
LIABILITIES:
Options written at value (Premiums received:
 Alliance Common Stock Portfolio--$103,560,700)
(Notes 1 and 4) ..................................             --             --             --              --             --
Payable to custodian..............................             --             --             --              --             --
Payable for securities purchased..................             --      5,013,423             --       4,100,000      1,517,259
Payable for collateral received on securities
 loaned ..........................................             --     14,877,570     20,317,896              --     83,697,400
Payable to Separate Accounts for Trust shares
 redeemed ........................................      1,207,497         27,928         17,806          16,591        397,040
Variation margin payable on futures contracts ....             --             --             --              --             --
Distribution fees payable.........................         24,848            988             --          12,299          6,670
Investment advisory fees payable..................        175,017         52,732         95,141         220,448        280,754
Trustees' fees payable............................         29,067          6,308          6,466           8,897          7,871
Accrued expenses..................................         48,581         22,474         26,158          42,171         57,520
                                                    -------------   ------------   ------------    ------------   ------------
  Total liabilities...............................      1,485,010     20,001,423     20,463,467       4,400,406     85,964,514
                                                    -------------   ------------   ------------    ------------   ------------
NET ASSETS........................................  $ 573,635,450   $120,165,896   $203,233,478    $421,810,878   $587,755,893
                                                    =============   ============   ============    ============   ============
Investments at cost...............................  $ 551,106,796   $113,600,359   $197,176,185    $401,820,273   $511,226,533
                                                    =============   ============   ============    ============   ============
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital..................................  $ 573,354,238   $127,643,383   $201,320,004    $412,006,119   $507,451,775
 Accumulated undistributed (overdistributed)
  net investment income...........................        149,936         17,556        321,561          29,459         (7,871)
 Accumulated undistributed net realized
  gain (loss) ....................................         19,405     (8,831,948)      (541,234)      2,151,303      7,446,752
 Unrealized appreciation/depreciation on
  investments and foreign currency denominated
  assets and liabilities..........................        111,871      1,336,905      2,133,147       7,623,997     72,865,237
                                                    -------------   ------------   ------------    ------------   ------------
NET ASSETS........................................  $ 573,635,450   $120,165,896   $203,233,478    $421,810,878   $587,755,893
                                                    =============   ============   ============    ============   ============
CLASS IA SHARES:
Net Assets........................................  $ 449,959,833   $115,114,412   $203,233,478    $355,473,286   $555,058,953
                                                    =============   ============   ============    ============   ============
Shares outstanding (Note 5).......................     44,192,317     12,190,330     20,863,418      34,161,761     36,099,131
                                                    =============   ============   ============    ============   ============
Net asset value, offering and redemption
 price per share (Note 1).........................         $10.18          $9.44          $9.74          $10.41         $15.38
                                                    =============   ============   ============    ============   ============
CLASS IB SHARES:
Net Assets........................................   $123,675,617     $5,051,484                    $66,337,592    $32,696,940
                                                    =============   ============                   ============   ============
Shares outstanding (Note 5).......................     12,163,496        535,399                      6,386,424      2,128,126
                                                    =============   ============                   ============   ============
Net asset value, offering and redemption
 price per share (Note 1).........................         $10.17          $9.43                         $10.39         $15.36
                                                    =============   ============                   ============   ============

See Notes to Financial Statements.

                     ALLIANCE                                          ALLIANCE
    ALLIANCE          COMMON           ALLIANCE        ALLIANCE       AGGRESSIVE
  EQUITY INDEX         STOCK            GLOBAL      INTERNATIONAL       STOCK
    PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
    ---------        ---------        ---------       ---------       ---------
 $  938,556,102   $ 9,725,410,132   $1,221,659,645   $182,951,529   $4,484,945,342
         99,549                --       16,893,430      8,347,523          181,729
             --        60,067,219        8,205,868      2,023,708      211,128,536
    109,536,553       662,838,280      113,847,792     15,052,581      612,639,016
      4,552,195        29,633,785        1,766,152        223,944        6,208,417

             --                --        6,004,608      2,059,365               --
      1,147,581        14,458,000        1,735,003        355,921          595,158
 --------------   ---------------   --------------   ------------   --------------
  1,053,891,980    10,492,407,416    1,370,112,498    211,014,571    5,315,698,198
 --------------   ---------------   --------------   ------------   --------------

             --       118,604,155               --             --               --
             --           580,406               --             --               --
             --       142,569,172       28,420,108      1,563,213       26,255,439
    109,536,553       662,838,280      113,847,792     15,052,581      612,639,016
        231,453         3,076,771        1,327,331        176,950       10,893,069
          2,300                --               --             --               --
             24            47,055            8,949            704           15,377
        264,547         3,091,113          709,265        158,485        2,231,578
         13,621           306,186           29,678          3,984          148,899
        102,458           520,545          382,380        161,478          257,517
 --------------   ---------------   --------------   ------------   --------------
    110,150,956       931,633,683      144,725,503     17,117,395      652,440,895
 --------------   ---------------   --------------   ------------   --------------
 $  943,741,024   $ 9,560,773,733   $1,225,386,995   $193,897,176   $4,663,257,303
 ==============   ===============   ==============   ============   ==============
 $  717,317,746   $ 7,039,048,426   $1,077,021,016   $195,035,943   $4,067,187,001
 ==============   ===============   ==============   ============   ==============

 $  722,427,560   $ 6,704,717,648   $1,067,798,356   $210,004,133   $4,116,687,538

        (17,221)        8,941,474          451,087     (1,256,432)        (113,631)
        (46,439)      175,796,508        7,714,386     (4,700,245)     128,925,055

    221,377,124     2,671,318,103      149,423,166    (10,150,280)     417,758,341
 --------------   ---------------   --------------   ------------   --------------
 $  943,741,024   $ 9,560,773,733   $1,225,386,995   $193,897,176   $4,663,257,303
 ==============   ===============   ==============   ============   ==============

 $  943,630,904   $ 9,331,993,502   $1,203,866,924   $190,610,696   $4,589,771,586
 ==============   ===============   ==============   ============   ==============
     47,791,119       431,744,475       69,624,563     18,568,973      126,731,100
 ==============   ===============   ==============   ============   ==============

         $19.74            $21.61           $17.29         $10.27           $36.22
 ==============   ===============   ==============   ============   ==============

       $110,120      $228,780,231      $21,520,071     $3,286,480      $73,485,717
 ==============   ===============   ==============   ============   ==============
          5,580        10,601,628        1,246,147        320,403        2,034,175
 ==============   ===============   ==============   ============   ==============

         $19.73            $21.58           $17.27         $10.26           $36.13
 ==============   ===============   ==============   ============   ==============

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

  ALLIANCE        ALLIANCE                       ALLIANCE
  SMALL CAP     CONSERVATIVE     ALLIANCE         GROWTH
   GROWTH        INVESTORS       BALANCED       INVESTORS
  PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
  ---------      ---------       ---------      ---------
$153,853,714    $311,255,843  $1,711,741,713  $1,657,357,208
     380,306          39,071       1,336,861       2,638,254
   1,370,099         105,731       1,446,489       1,856,156
          --      29,663,095     239,139,139     159,509,187
     403,968         325,132         529,990       2,830,011

          --         139,774       1,492,018       2,702,688
      23,205       2,089,310      10,724,098       5,770,157
------------    ------------  --------------  --------------
 156,031,292     343,617,956   1,966,410,308   1,832,663,661
------------    ------------  --------------  --------------

          --              --              --              --
          --              --              --              --
   7,702,919         113,315       2,125,059       5,464,664
          --      29,663,095     239,139,139     159,509,187
   7,192,631          73,102          94,151         461,205
          --              --              --              --
       8,682           1,107              --           7,599
     105,191         133,055         641,386         768,784
         461          12,365          82,699          44,658
      21,956          81,003         239,345         288,849
------------    ------------  --------------  --------------
  15,031,840      30,077,042     242,321,779     166,544,946
------------    ------------  --------------  --------------
$140,999,452    $313,540,914  $1,724,088,529  $1,666,118,715
============    ============  ==============  ==============
$153,110,020    $291,515,613  $1,529,925,684  $1,482,735,753
============    ============  ==============  ==============

$141,856,917    $289,318,998  $1,515,099,274  $1,462,182,116

        (461)         35,314          84,008      (1,463,848)
  (1,600,698)      4,312,256      25,622,052      28,847,706

     743,694      19,874,346     183,283,195     176,552,741
------------    ------------  --------------  --------------
$140,999,452    $313,540,914  $1,724,088,529  $1,666,118,715
============    ============  ==============  ==============

$ 94,675,696    $307,846,822  $1,724,088,529  $1,630,388,457
============    ============  ==============  ==============
   7,666,635      25,886,381      98,055,256      87,899,970
============    ============  ==============  ==============

      $12.35          $11.89          $17.58          $18.55
============    ============  ==============  ==============

 $46,323,756      $5,694,092                     $35,730,258
============    ============                  ==============
   3,752,576         479,176                       1,928,937
============    ============                  ==============

      $12.34          $11.88                          $18.52
============    ============                  ==============

THE HUDSON RIVER TRUST
STATEMENTS OF OPERATIONS
Year Ended December 31, 1997

                                                                 ALLIANCE
                                                               INTERMEDIATE                                  ALLIANCE
                                                 ALLIANCE       GOVERNMENT      ALLIANCE       ALLIANCE     GROWTH AND
                                               MONEY MARKET     SECURITIES    QUALITY BOND    HIGH YIELD      INCOME
                                                 PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                 ---------      ---------       ---------      ---------     ---------
INVESTMENT INCOME:
 Income** (Note 1):
  Dividends (including $2,161,224 and
   $7,600,919 from affiliated companies for
   the Alliance Common Stock and Alliance
   Aggressive Stock Portfolios,
   respectively).............................   $        --     $       --     $        --    $        --   $ 5,855,617
  Interest...................................    26,575,962      6,319,864      12,027,150     31,369,008       528,528
                                                -----------     ----------     -----------    -----------   -----------
   Total income..............................    26,575,962      6,319,864      12,027,150     31,369,008     6,384,145
                                                -----------     ----------     -----------    -----------   -----------
 Expenses (Notes 1, 2 and 3):
  Investment advisory fee....................     1,701,504        512,659         946,523      1,759,520     2,241,190
  Custodian fees.............................        34,909         27,311          29,438         37,074        50,640
  Distribution fees--Class IB................        99,712          2,784              --         50,330        21,822
  Printing and mailing expenses..............        53,828         10,017          20,484         30,911        40,407
  Professional fees..........................        13,247          2,878           4,137          6,541         8,851
  Proxy......................................        18,723          4,003           7,831          8,578         9,482
  SEC registration fees......................         2,598            472             472            945         2,126
  Trustees' fees.............................        12,946          2,812           4,882          7,918        10,507
  Miscellaneous..............................         7,936          2,178           3,718          4,003         4,378
                                                -----------     ----------     -----------    -----------   -----------
   Total expenses............................     1,945,403        565,114       1,017,485      1,905,820     2,389,403
                                                -----------     ----------     -----------    -----------   -----------
NET INVESTMENT INCOME........................    24,630,559      5,754,750      11,009,665     29,463,188     3,994,742
                                                -----------     ----------     -----------    -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 (NOTES 1 AND 4):
 Realized Gain (Loss):
  On securities (including $60,278,736 and
   $73,433,264 from affiliated companies for
   the Alliance Common Stock and Alliance
   Aggressive Stock Portfolios,
   respectively).............................        57,662      1,026,388       4,637,643     19,038,590    40,626,845
  On options written.........................            --             --              --             --            --
  On foreign currency transactions...........            --             --         479,412             --            --
  On futures contracts.......................            --        (31,130)             --             --            --
                                                -----------     ----------     -----------    -----------   -----------
 Realized gain (loss)--net...................        57,662        995,258       5,117,055     19,038,590    40,626,845
                                                -----------     ----------     -----------    -----------   -----------
 Change in Unrealized
  Appreciation/Depreciation:
  On securities..............................       (45,650)       715,736        (370,670)     2,081,485    45,313,202
  On options written.........................            --             --              --             --            --
  On foreign currency transactions...........            --             --          79,202             --            --
  On futures contracts.......................            --             --              --             --            --
                                                -----------     ----------     -----------    -----------   -----------
 Unrealized appreciation/depreciation--net ..       (45,650)       715,736        (291,468)     2,081,485    45,313,202
                                                -----------     ----------     -----------    -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS)--NET ....        12,012      1,710,994       4,825,587     21,120,075    85,940,047
                                                -----------     ----------     -----------    -----------   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..   $24,642,571     $7,465,744     $15,835,252    $50,583,263   $89,934,789
                                                ===========     ==========     ===========    ===========   ===========

------------
* For the period from May 1, 1997 (commencement of operations) to December 31, 1997.
** Net of foreign taxes withheld on dividends of $10,061, $28,990, $241,270, $1,461,466, $402,959, $60,774, $545,351 and $589,252 for the
      Alliance Growth and Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios, respectively, and on interest of $2,017, $398, $337 and $352 for the Alliance Global, Alliance International, Alliance Balanced and Alliance Growth Investors Portfolios, respectively.

See Notes to Financial Statements.

    ALLIANCE       ALLIANCE        ALLIANCE        ALLIANCE
 EQUITY INDEX    COMMON STOCK       GLOBAL      INTERNATIONAL
   PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
   ---------       ---------      ---------       ---------
 $ 11,411,812   $   68,591,236   $ 12,928,478    $  2,632,662
      789,772       18,865,438      6,100,385       1,090,065
 ------------   --------------   ------------    ------------
   12,201,584       87,456,674     19,028,863       3,722,727
 ------------   --------------   ------------    ------------
    2,197,395       29,420,651      7,017,899       1,762,245
      122,477          252,696        669,018         309,149
          107          196,198         30,918           2,877
       66,090          886,522        127,631          19,754
       15,908          245,582         33,973           3,642
       16,561          297,204         43,819           5,710
        3,779               --          5,432           1,181
       17,440          218,844         31,329           5,409
        6,832          123,238         18,082           2,796
 ------------   --------------   ------------    ------------
    2,446,589       31,640,935      7,978,101       2,112,763
 ------------   --------------   ------------    ------------
    9,754,995       55,815,739     11,050,762       1,609,964
 ------------   --------------   ------------    ------------

    2,229,446      948,337,540     89,619,727       6,320,591
           --       35,412,804             --              --
       (3,600)         (35,211)    12,151,769       2,073,635
    1,334,820               --             --              --
 ------------   --------------   ------------    ------------
    3,560,666      983,715,133    101,771,496       8,394,226
 ------------   --------------   ------------    ------------

  158,811,684    1,059,002,503     11,374,979     (17,028,354)
           --      (12,783,605)            --              --
       10,468             (108)     2,687,736       1,688,166
      297,300               --             --              --
 ------------   --------------   ------------    ------------
  159,119,452    1,046,218,790     14,062,715     (15,340,188)
 ------------   --------------   ------------    ------------
  162,680,118    2,029,933,923    115,834,211      (6,945,962)
 ------------   --------------   ------------    ------------
 $172,435,113   $2,085,749,662   $126,884,973    $ (5,335,998)
 ============   ==============   ============    ============

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

  ALLIANCE      ALLIANCE       ALLIANCE                     ALLIANCE
 AGGRESSIVE     SMALL CAP    CONSERVATIVE    ALLIANCE        GROWTH
   STOCK         GROWTH       INVESTORS      BALANCED       INVESTORS
 PORTFOLIO     PORTFOLIO*     PORTFOLIO      PORTFOLIO      PORTFOLIO
 ---------     ----------     ---------      ---------      ---------
$ 17,775,006   $  138,366    $ 1,057,328   $  9,530,794   $ 10,909,405
  10,411,701      273,322     12,801,311     52,969,301     30,543,074
------------   ----------    -----------   ------------   ------------
  28,186,707      411,688     13,858,639     62,500,095     41,452,479
------------   ----------    -----------   ------------   ------------
  22,471,593      349,889      1,458,313      6,677,983      7,843,703
     156,983       18,251        125,580        354,061        433,193
      75,004       22,465          3,118             --         43,043
     488,080        2,554         34,433        199,288        165,800
     136,125          615          8,111         54,912         44,950
     174,004           --         13,373         77,187         57,542
          --           --            472             --          6,141
     121,089          696          8,523         46,548         41,008
      64,056          860          5,612         30,053         22,804
------------   ----------    -----------   ------------   ------------
  23,686,934      395,330      1,657,535      7,440,032      8,658,184
------------   ----------    -----------   ------------   ------------
   4,499,773       16,358     12,201,104     55,060,063     32,794,295
------------   ----------    -----------   ------------   ------------

 523,431,192    1,627,719     14,280,979    113,673,484    118,407,140
          --           --             --             --             --
          --           --       (294,655)      (652,446)     3,578,951
          --           --             --             --             --
------------   ----------    -----------   ------------   ------------
 523,431,192    1,627,719     13,986,324    113,021,038    121,986,091
------------   ----------    -----------   ------------   ------------

 (75,825,667)     743,694     10,033,377     64,409,755     77,338,868
          --           --             --             --             --
          --           --        133,673      1,464,013      1,411,017
          --           --             --             --             --
------------   ----------    -----------   ------------   ------------
 (75,825,667)     743,694     10,167,050     65,873,768     78,749,885
------------   ----------    -----------   ------------   ------------
 447,605,525    2,371,413     24,153,374    178,894,806    200,735,976
------------   ----------    -----------   ------------   ------------
$452,105,298   $2,387,771    $36,354,478   $233,954,869   $233,530,271
============   ==========    ===========   ============   ============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  ALLIANCE
                                                                  ALLIANCE                INTERMEDIATE GOVERNMENT
                                                           MONEY MARKET PORTFOLIO           SECURITIES PORTFOLIO
                                                      -------------------------------- ------------------------------
                                                                 YEAR ENDED                      YEAR ENDED
                                                                DECEMBER 31,                    DECEMBER 31,
                                                            1997            1996            1997            1996
                                                      --------------- ---------------  -------------- --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income...............................  $  24,630,559    $  19,055,993   $  5,754,750    $  4,575,583
 Realized gain (loss)--net...........................         57,662               --        995,258        (453,637)
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net........................        (45,650)          (7,886)       715,736      (1,025,808)
                                                       -------------    -------------   ------------    ------------
 Net increase in net assets from operations .........     24,642,571       19,048,107      7,465,744       3,096,138
                                                       -------------    -------------   ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income...............    (21,721,933)     (19,050,946)    (5,646,086)     (4,575,583)
  Dividends in excess of net investment income ......             --          (25,232)            --         (19,617)
  Distributions from realized gains..................        (30,365)              --             --              --
  Tax return of capital distributions................             --               --             --              --
                                                       -------------    -------------   ------------    ------------
 Total Class IA dividends and distributions .........    (21,752,298)     (19,076,178)    (5,646,086)     (4,595,200)
                                                       -------------    -------------   ------------    ------------
 Class IB:
  Dividends from net investment income...............     (2,801,881)          (5,047)       (90,108)             --
  Dividends in excess of net investment income ......             --          (29,384)            --              --
  Distributions from realized gains..................         (7,892)              --             --              --
  Distributions in excess of realized gains .........             --               --             --              --
                                                       -------------    -------------   ------------    ------------
 Total Class IB dividends and distributions .........     (2,809,773)         (34,431)       (90,108)             --
                                                       -------------    -------------   ------------    ------------
 Decrease in net assets from dividends and
  distributions......................................    (24,562,071)     (19,110,609)    (5,736,194)     (4,595,200)
                                                       -------------    -------------   ------------    ------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold........................................    902,735,892      508,537,942     40,498,885      36,879,548
  Shares issued in reinvestment of dividends and
   distributions.....................................     21,752,298       19,076,178      5,646,086       4,595,200
  Shares redeemed....................................   (938,706,582)    (450,848,823)   (21,146,992)    (23,371,086)
                                                       -------------    -------------   ------------    ------------
 Total Class IA transactions.........................    (14,218,392)      76,765,297     24,997,979      18,103,662
                                                       -------------    -------------   ------------    ------------
 Class IB:
  Shares sold........................................    158,089,618        3,624,653      5,061,316              --
  Shares issued in reinvestment of dividends and
   distributions.....................................      2,809,773           34,431         90,108              --
  Shares redeemed....................................    (39,732,243)        (446,631)       (97,482)             --
                                                       -------------    -------------   ------------    ------------
 Total Class IB transactions.........................    121,167,148        3,212,453      5,053,942              --
                                                       -------------    -------------   ------------    ------------
 Net increase (decrease) in net assets derived from
  share transactions.................................    106,948,756       79,977,750     30,051,921      18,103,662
                                                       -------------    -------------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS ...................    107,029,256       79,915,248     31,781,471      16,604,600
NET ASSETS, BEGINNING OF PERIOD .....................    466,606,194      386,690,946     88,384,425      71,779,825
                                                       -------------    -------------   ------------    ------------
NET ASSETS, END OF PERIOD* ..........................  $ 573,635,450    $ 466,606,194   $120,165,896    $ 88,384,425
                                                       =============    =============   ============    ============

------------
* Including accumulated undistributed (overdistributed) net investment income of $149,936 and $43,191 for the Alliance Money Market Portfolio; $17,556 and $3,160 for the Alliance Intermediate Government Securities Portfolio; $321,561 and $(220,079) for the Alliance Quality Bond Portfolio; $29,459 and $23,927 for the Alliance High Yield Portfolio; $(7,871) and $11,797 for the Alliance Growth and Income Portfolio; $(17,221) and $(5,276) for the Alliance Equity Index Portfolio, as of December 31, 1997 and December 31, 1996, respectively.

See Notes to Financial Statements.

                                                                          ALLIANCE
           ALLIANCE                       ALLIANCE                   GROWTH AND INCOME                  ALLIANCE
    QUALITY BOND PORTFOLIO          HIGH YIELD PORTFOLIO                 PORTFOLIO               EQUITY INDEX PORTFOLIO
 ----------------------------    ---------------------------    ---------------------------    ----------------------------
          YEAR ENDED                     YEAR ENDED                      YEAR ENDED                    YEAR ENDED
         DECEMBER 31,                   DECEMBER 31,                    DECEMBER 31,                   DECEMBER 31,
      1997           1996            1997           1996            1997           1996            1997            1996
 ------------    ------------    ------------   ------------    ------------   ------------    ------------    ------------
 $ 11,009,665    $ 10,285,868    $ 29,463,188   $ 15,471,581    $  3,994,742   $  3,051,998    $  9,754,995    $  5,656,346
    5,117,055         871,659      19,038,590     12,420,138      40,626,845     12,181,263       3,560,666      15,194,950

     (291,468)     (1,749,535)      2,081,485      3,447,403      45,313,202     16,443,384     159,119,452      41,228,418
 ------------    ------------    ------------   ------------    ------------   ------------    ------------    ------------
   15,835,252       9,407,992      50,583,263     31,339,122      89,934,789     31,676,645     172,435,113      62,079,714
 ------------    ------------    ------------   ------------    ------------   ------------    ------------    ------------

  (11,132,504)    (10,285,868)    (26,828,709)   (15,469,541)     (3,997,147)    (3,050,479)    (10,027,043)     (5,656,346)
           --        (326,079)             --       (432,568)             --             --              --          (4,427)
           --              --     (13,814,454)   (11,348,200)    (31,316,552)   (11,682,352)     (3,323,415)    (15,093,505)
           --              --              --             --              --             --              --          (7,525)
 ------------    ------------    ------------   ------------    ------------   ------------    ------------    ------------
  (11,132,504)    (10,611,947)    (40,643,163)   (27,250,309)    (35,313,699)   (14,732,831)    (13,350,458)    (20,761,803)
 ------------    ------------    ------------   ------------    ------------   ------------    ------------    ------------

           --              --      (2,657,724)        (2,040)        (65,287)            --            (648)             --
           --              --              --        (15,935)             --             --              --              --
           --              --      (2,518,666)          (908)     (1,815,517)            --            (392)             --
           --              --              --        (18,516)             --             --              --              --
 ------------    ------------    ------------   ------------    ------------   ------------    ------------    ------------
           --              --      (5,176,390)       (37,399)     (1,880,804)            --          (1,040)             --
 ------------    ------------    ------------   ------------    ------------   ------------    ------------    ------------

  (11,132,504)    (10,611,947)    (45,819,553)   (27,287,708)    (37,194,503)   (14,732,831)    (13,351,498)    (20,761,803)
 ------------    ------------    ------------   ------------    ------------   ------------    ------------    ------------

   49,175,799      27,205,153     161,350,185     71,897,677     251,418,234    111,512,120     450,997,869     230,679,439

   11,132,504      10,611,947      40,643,163     27,250,309      35,313,699     14,732,831      13,350,458      20,761,803
  (16,801,045)    (39,032,520)    (52,652,236)   (21,997,075)    (17,464,089)    (9,161,198)    (66,043,438)    (72,295,253)
 ------------    ------------    ------------   ------------    ------------   ------------    ------------    ------------
   43,507,258      (1,215,420)    149,341,112     77,150,911     269,267,844    117,083,753     398,304,889     179,145,989
 ------------    ------------    ------------   ------------    ------------   ------------    ------------    ------------

           --              --      63,018,257        677,158      31,791,055             --         137,857              --

           --              --       5,176,390         37,399       1,880,804             --           1,040              --
           --              --        (534,056)            --          (4,484)            --         (35,558)             --
 ------------    ------------    ------------   ------------    ------------   ------------    ------------    ------------
           --              --      67,660,591        714,557      33,667,375             --         103,339              --
 ------------    ------------    ------------   ------------    ------------   ------------    ------------    ------------

   43,507,258      (1,215,420)    217,001,703     77,865,468     302,935,219    117,083,753     398,408,228     179,145,989
 ------------    ------------    ------------   ------------    ------------   ------------    ------------    ------------
   48,210,006      (2,419,375)    221,765,413     81,916,882     355,675,505    134,027,567     557,491,843     220,463,900
  155,023,472     157,442,847     200,045,465    118,128,583     232,080,388     98,052,821     386,249,181     165,785,281
 ------------    ------------    ------------   ------------    ------------   ------------    ------------    ------------
 $203,233,478    $155,023,472    $421,810,878   $200,045,465    $587,755,893   $232,080,388    $943,741,024    $386,249,181
 ============    ============    ============   ============    ============   ============    ============    ============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 ALLIANCE                         ALLIANCE
                                                          COMMON STOCK PORTFOLIO              GLOBAL PORTFOLIO
                                                      ------------------------------   -----------------------------
                                                                YEAR ENDED                       YEAR ENDED
                                                               DECEMBER 31,                     DECEMBER 31,
                                                           1997            1996             1997            1996
                                                      --------------  --------------   --------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income............................... $   55,815,739  $   48,811,771   $   11,050,762   $ 10,849,353
 Realized gain--net..................................    983,715,133     587,208,099      101,771,496     44,997,037
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net........................  1,046,218,790     636,307,007       14,062,715     60,383,165
                                                      --------------  --------------   --------------   ------------
 Net increase (decrease) in net assets from
  operations.........................................  2,085,749,662   1,272,326,877      126,884,973    116,229,555
                                                      --------------  --------------   --------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE
 1):
 Class IA:
  Dividends from net investment income...............    (43,806,963)    (44,580,327)     (23,003,562)   (10,849,259)
  Dividends in excess of net investment income ......             --              --               --     (4,499,020)
  Distributions from realized gains..................   (700,688,717)   (587,198,121)     (76,503,591)   (42,474,239)
  Distributions in excess of realized gains .........             --     (71,434,343)              --             --
  Tax return of capital distributions................             --        (988,016)              --       (220,411)
                                                      --------------  --------------   --------------   ------------
 Total Class IA dividends and distributions .........   (744,495,680)   (704,200,807)     (99,507,153)   (58,042,929)
                                                      --------------  --------------   --------------   ------------
 Class IB:
  Dividends from net investment income...............       (241,911)           (326)        (319,694)           (94)
  Dividends in excess of net investment income ......             --          (4,564)              --         (2,076)
  Distributions from realized gains..................    (16,923,582)         (9,978)      (1,359,092)        (1,502)
  Distributions in excess of realized gains .........             --         (62,273)              --         (4,502)
  Tax return of capital distributions................             --            (108)              --            (31)
                                                      --------------  --------------   --------------   ------------
 Total Class IB dividends and distributions .........    (17,165,493)        (77,249)      (1,678,786)        (8,205)
                                                      --------------  --------------   --------------   ------------
 Decrease in net assets from dividends and
  distributions......................................   (761,661,173)   (704,278,056)    (101,185,939)   (58,051,134)
                                                      --------------  --------------   --------------   ------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold........................................  1,034,152,489     756,034,799      241,147,160    255,537,439
  Shares issued in reinvestment of dividends and
   distributions.....................................    744,495,680     704,200,807       99,507,153     58,042,929
  Shares redeemed....................................   (394,260,503)   (282,642,349)    (159,826,842)   (60,861,388)
                                                      --------------  --------------   --------------   ------------
 Total Class IA transactions.........................  1,384,387,666   1,177,593,257      180,827,471    252,718,980
                                                      --------------  --------------   --------------   ------------
 Class IB:
  Shares sold........................................    209,141,659       1,237,252       21,767,932        285,485
  Shares issued in reinvestment of dividends and
   distributions.....................................     17,165,493          77,249        1,678,786          8,205
  Shares redeemed....................................       (643,153)             --       (1,917,712)            --
                                                      --------------  --------------   --------------   ------------
 Total Class IB transactions.........................    225,663,999       1,314,501       21,529,006        293,690
                                                      --------------  --------------   --------------   ------------
 Net increase in net assets derived from share
  transactions.......................................  1,610,051,665   1,178,907,758      202,356,477    253,012,670
                                                      --------------  --------------   --------------   ------------
INCREASE IN NET ASSETS...............................  2,934,140,154   1,746,956,579      228,055,511    311,191,091
NET ASSETS, BEGINNING OF PERIOD......................  6,626,633,579   4,879,677,000      997,331,484    686,140,393
                                                      --------------  --------------   --------------   ------------
NET ASSETS, END OF PERIOD*........................... $9,560,773,733  $6,626,633,579   $1,225,386,995   $997,331,484
                                                      ==============  ==============   ==============   ============

------------
 * Including accumulated undistributed (overdistributed) net investment income of $8,941,474 and $(194,316) for the Alliance Common Stock Portfolio; $451,087 and $(3,212,284) for the Alliance Global Portfolio; $(1,256,432) and $(614,431) for the Alliance International Portfolio; $(113,631) and $(58,479) for the Alliance Aggressive Stock Portfolio; $35,314 and $9,815 for the Alliance Conservative Investors Portfolio, as of December 31, 1997 and December 31, 1996, respectively, and $(461) for the Alliance Small Cap Growth Portfolio as of December 31, 1997.
**     Commencement of Operations.

See Notes to Financial Statements.


                                                                      ALLIANCE                ALLIANCE
            ALLIANCE                        ALLIANCE              SMALL CAP GROWTH     CONSERVATIVE INVESTORS
    INTERNATIONAL PORTFOLIO        AGGRESSIVE STOCK PORTFOLIO        PORTFOLIO               PORTFOLIO
 -----------------------------   -------------------------------  ----------------  ----------------------------
           YEAR ENDED                      YEAR ENDED             MAY 1, 1997** TO             YEAR ENDED
          DECEMBER 31,                    DECEMBER 31,              DECEMBER 31,              DECEMBER 31,
      1997            1996            1997            1996              1997            1997             1996
 -------------    ------------   ---------------  --------------  ----------------  ------------    ------------
 $   1,609,964    $  1,072,074   $     4,499,773  $    8,075,002    $     16,358    $ 12,201,104    $ 12,360,795
     8,394,226       3,051,749       523,431,192     651,846,275       1,627,719      13,986,324       6,689,821

   (15,340,188)      4,245,403       (75,825,667)    (19,577,800)        743,694      10,167,050      (4,721,182)
 -------------    ------------   ---------------  --------------    ------------    ------------    ------------
    (5,335,998)      8,369,226       452,105,298     640,343,477       2,387,771      36,354,478      14,329,434
 -------------    ------------   ---------------  --------------    ------------    ------------    ------------

    (5,505,067)     (1,072,074)       (6,323,032)     (8,075,028)        (16,325)    (11,954,796)    (12,360,795)
            --        (972,982)               --         (50,994)             --              --         (44,557)
    (9,560,102)     (2,651,391)     (381,316,889)   (651,842,635)     (2,163,100)     (9,269,071)     (6,689,821)
            --              --                --      (1,362,771)             --              --        (396,608)
            --              --                --              --              --              --              --
 -------------    ------------   ---------------  --------------    ------------    ------------    ------------
   (15,065,169)     (4,696,447)     (387,639,921)   (661,331,428)     (2,179,425)    (21,223,867)    (19,491,781)
 -------------    ------------   ---------------  --------------    ------------    ------------    ------------

       (69,625)             --            (8,975)             --            (904)        (74,433)             --
            --              --                --            (452)             --              --              --
      (161,535)             --        (6,038,166)         (3,630)     (1,071,973)       (163,419)             --
            --              --                --         (32,780)             --              --              --
            --              --                --              --              --              --              --
 -------------    ------------   ---------------  --------------    ------------    ------------    ------------
      (231,160)             --        (6,047,141)        (36,862)     (1,072,877)       (237,852)             --
 -------------    ------------   ---------------  --------------    ------------    ------------    ------------

   (15,296,329)     (4,696,447)     (393,687,062)   (661,368,290)     (3,252,302)    (21,461,719)    (19,491,781)
 -------------    ------------   ---------------  --------------    ------------    ------------    ------------

   204,985,168     141,011,557     1,331,662,733   1,093,061,087     154,901,196      34,060,741      50,046,532

    15,065,169       4,696,447       387,639,921     661,331,428       2,179,425      21,223,868      19,491,781
  (161,266,462)    (26,157,811)   (1,058,223,800)   (568,654,477)    (62,293,798)    (44,876,250)    (34,074,560)
 -------------    ------------   ---------------  --------------    ------------    ------------    ------------
    58,783,875     119,550,193       661,078,854   1,185,738,038      94,786,823      10,408,359      35,463,753
 -------------    ------------   ---------------  --------------    ------------    ------------    ------------

     3,841,704              --        72,451,903         604,481      46,064,536       5,707,042              --

       231,160              --         6,047,141          36,862       1,072,877         237,851              --
      (234,071)             --          (608,248)             --         (60,253)       (107,498)             --
 -------------    ------------   ---------------  --------------    ------------    ------------    ------------
     3,838,793              --        77,890,796         641,343      47,077,160       5,837,395              --
 -------------    ------------   ---------------  --------------    ------------    ------------    ------------

    62,622,668     119,550,193       738,969,650   1,186,379,381     141,863,983      16,245,754      35,463,753
 -------------    ------------   ---------------  --------------    ------------    ------------    ------------
    41,990,341     123,222,972       797,387,886   1,165,354,568     140,999,452      31,138,513      30,301,406
   151,906,835      28,683,863     3,865,869,417   2,700,514,849              --     282,402,401     252,100,995
 -------------    ------------   ---------------  --------------    ------------    ------------    ------------
 $ 193,897,176    $151,906,835   $ 4,663,257,303  $3,865,869,417    $140,999,452    $313,540,914    $282,402,401
 =============    ============   ===============  ==============    ============    ============    ============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 ALLIANCE                        ALLIANCE
                                                            BALANCED PORTFOLIO          GROWTH INVESTORS PORTFOLIO
                                                      ------------------------------  ------------------------------
                                                                YEAR ENDED                      YEAR ENDED
                                                               DECEMBER 31,                    DECEMBER 31,
                                                           1997            1996            1997            1996
                                                      --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .............................. $   55,060,063  $   49,871,322  $   32,794,295  $   25,706,114
 Realized gain--net .................................    113,021,038     128,392,470     121,986,091     131,200,343
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net .......................     65,873,768      (3,420,061)     78,749,885     (20,549,143)
                                                      --------------  --------------  --------------  --------------
 Net increase in net assets from operations .........    233,954,869     174,843,731     233,530,271     136,357,314
                                                      --------------  --------------  --------------  --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE
 1):
 Class IA:
  Dividends from net investment income ..............    (54,844,131)    (49,871,322)    (37,426,355)    (25,705,569)
  Dividends in excess of net investment income  .....             --        (241,952)             --      (2,082,361)
  Distributions from realized gains .................    (84,244,038)   (128,392,470)    (84,649,354)   (131,199,726)
  Distributions in excess of realized gains  ........             --      (2,491,886)             --        (570,518)
                                                      --------------  --------------  --------------  --------------
 Total Class IA dividends and distributions  ........   (139,088,169)   (180,997,630)   (122,075,709)   (159,558,174)
                                                      --------------  --------------  --------------  --------------
 Class IB:
  Dividends from net investment income ..............             --              --        (527,651)           (545)
  Dividends in excess of net investment income  .....             --              --              --          (2,449)
  Distributions from realized gains .................             --              --      (1,840,006)           (617)
  Distributions in excess of realized gains  ........             --              --              --          (6,239)
                                                      --------------  --------------  --------------  --------------
 Total Class IB dividends and distributions  ........             --              --      (2,367,657)         (9,850)
                                                      --------------  --------------  --------------  --------------
 Decrease in net assets from dividends and
  distributions .....................................   (139,088,169)   (180,997,630)   (124,443,366)   (159,568,024)
                                                      --------------  --------------  --------------  --------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold .......................................     64,626,322      64,030,181     177,931,189     297,495,728
  Shares issued in reinvestment of dividends and
   distributions ....................................    139,088,169     180,997,630     122,075,709     159,558,174
  Shares redeemed ...................................   (212,348,166)   (124,160,136)    (80,173,883)    (28,339,916)
                                                      --------------  --------------  --------------  --------------
 Total Class IA transactions ........................     (8,633,675)    120,867,675     219,833,015     428,713,986
                                                      --------------  --------------  --------------  --------------
 Class IB:
  Shares sold .......................................             --              --      34,376,432         468,087
  Shares issued in reinvestment of dividends and
   distributions ....................................             --              --       2,367,657           9,850
  Shares redeemed ...................................             --              --      (1,660,277)            (90)
                                                      --------------  --------------  --------------  --------------
 Total Class IB transactions ........................             --              --      35,083,812         477,847
                                                      --------------  --------------  --------------  --------------
 Net increase (decrease) in net assets derived from
  share transactions ................................     (8,633,675)    120,867,675     254,916,827     429,191,833
                                                      --------------  --------------  --------------  --------------
INCREASE IN NET ASSETS ..............................     86,233,025     114,713,776     364,003,732     405,981,123
NET ASSETS, BEGINNING OF PERIOD .....................  1,637,855,504   1,523,141,728   1,302,114,983     896,133,860
                                                      --------------  --------------  --------------  --------------
NET ASSETS, END OF PERIOD* .......................... $1,724,088,529  $1,637,855,504  $1,666,118,715  $1,302,114,983
                                                      ==============  ==============  ==============  ==============

------------

* Including accumulated undistributed (overdistributed) net investment income of $84,008 and $(190,700) for the Alliance Balanced Portfolio; $(1,463,848) and $(1,135,946) for the Alliance Growth Investors Portfolio, as of December 31, 1997 and December 31, 1996, respectively.

See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

================================================================================================
                                                                                      EFFECTIVE
                                                          PRINCIPAL        VALUE        ANNUAL
                                                            AMOUNT       (NOTE 1)       YIELD*
------------------------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCES
Bank of California:
 Due 01/21/98..........................................  $ 1,000,000    $   996,905      5.67%
 Due 01/26/98 .........................................    8,000,000      7,969,055      5.67
                                                                        -----------
  TOTAL BANKERS' ACCEPTANCES (1.6%) ...................                   8,965,960
                                                                        -----------
CERTIFICATES OF DEPOSIT
Barclays Bank
 Due 08/25/98..........................................   10,000,000     10,002,625      5.83
Credit Suisse First Boston
 Due 03/16/98 .........................................    6,000,000      5,999,519      6.08
Morgan Guaranty Trust Co.
 Due 03/19/98 .........................................   10,000,000     10,000,695      5.95
Swiss Bank Corp.
 Due 01/30/98..........................................   10,000,000      9,998,945      6.14
Westdeutsche Landesbank
 Due 07/31/98 .........................................    5,000,000      4,999,725      5.78
                                                                        -----------
  TOTAL CERTIFICATES OF DEPOSIT (7.1%) ................                  41,001,509
                                                                        -----------
COMMERCIAL PAPER
Abbey National North America Corp.
 Due 03/02/98..........................................   25,000,000     24,767,500      5.77
ASCC
 Due 01/15/98..........................................   11,000,000     10,975,831      5.90
Asset Backed Capital
 Due 02/09/98..........................................   12,500,000     12,424,709      5.57
Associates Corp. of North America
 Due 01/02/98..........................................   25,000,000     24,996,077      6.75
Clipper Receivables Corp.
 Due 01/02/98..........................................   25,000,000     24,996,043      6.85
CXC, Inc.
 Due 02/09/98..........................................   24,400,000     24,252,502      5.67
Dakota Funding, Inc.
 Due 01/13/98..........................................    2,000,000      1,996,233      6.06
Dresdner U.S. Finance, Inc.
 Due 02/25/98..........................................   20,000,000     19,829,500      5.79
Edison Asset Securitization
 Due 02/11/98..........................................   20,200,000     20,072,090      5.88
Falcon Asset Securitization
 Due 02/25/98..........................................    6,220,000      6,167,165      5.90
International Lease Finance Corp.
 Due 01/02/98..........................................   25,000,000     24,996,043      6.68
International Securitization
 Due 03/05/98..........................................    5,030,000      4,981,058      5.86
Koch Industries
 Due 01/02/98..........................................   25,000,000     24,996,078      6.75
Morgan Stanley Group, Inc.
 Due 03/23/98..........................................   24,200,000     23,896,169      5.82
National Citibank of Cleveland
 Due 02/16/98..........................................   25,000,000     24,833,375      5.29
National Rural Utilities Finance Corp.
 Due 04/15/98..........................................   20,000,000     19,676,834      5.83
Paccar Financial Corp.
 Due 01/02/98..........................................   12,000,000     11,998,117      6.75
Preferred Receivables Funding
 Due 02/17/98..........................................    5,050,000      5,013,211      5.89
SPARC EM Ltd.
 Due 02/04/98..........................................   25,000,000     24,868,723      5.78

                                       10

THE HUDSON RIVER TRUST
ALLIANCE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

================================================================================================
                                                                                      EFFECTIVE
                                                          PRINCIPAL        VALUE        ANNUAL
                                                            AMOUNT       (NOTE 1)       YIELD*
------------------------------------------------------------------------------------------------
Suntrust Bank
 Due 03/09/98..........................................  $20,000,000   $ 19,793,044      5.79%
Texaco, Inc.
 Due 03/12/98..........................................   25,000,000     24,728,750      5.81
Three River Funding
 Due 01/20/98..........................................    5,313,000      5,297,410      6.17
                                                                       ------------
  TOTAL COMMERCIAL PAPER (67.2%) ......................                 385,556,462
                                                                       ------------
CORPORATE NOTE (2.6%)
Beta Finance, Inc.
 Due 01/30/98..........................................   15,000,000     15,012,369      4.60
                                                                       ------------
TIME DEPOSIT (2.7%)
Harris Trust & Savings Bank
 Due 01/02/98..........................................   15,300,000     15,300,425      6.50
                                                                       ------------
U.S. GOVERNMENT AGENCIES (0.9%)
Federal Home Loan Mortgage Corp.
 Due 02/12/98..........................................    5,400,000      5,367,492      5.64
                                                                       ------------
VARIABLE RATE SECURITIES
Bankers Trust
 Due 02/17/98(a) ......................................   20,000,000     20,002,558      5.94
CC (USA), Inc.
 Due 10/27/98(a) ......................................   20,000,000     20,002,392      6.04
Federal Farm Credit Bank
 Due 10/01/98(a) ......................................   20,000,000     20,000,252      5.63
Federal National Mortgage Association
 Due 06/18/98(a) ......................................   20,000,000     20,009,248      5.72
                                                                       ------------
  TOTAL VARIABLE RATE SECURITIES (14.0%) ..............                  80,014,450
                                                                       ------------
TOTAL INVESTMENTS IN SHORT-TERM DEBT SECURITIES
 (96.1%)
 (Amortized Cost $551,106,796) ........................                 551,218,667
OTHER ASSETS LESS LIABILITIES (3.9%) ..................                  22,416,783
                                                                       ------------
NET ASSETS (100.0%) ...................................                $573,635,450
                                                                       ============

------------
*      Based on market values at the close of business on December 31, 1997.
(a) Coupon will fluctuate based upon an interest rate index. Stated due date reflects final maturity of security.

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

==============================================================
                                    PRINCIPAL        VALUE
                                      AMOUNT        (NOTE 1)
--------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
ASSET BACKED (4.6%)
The Money Store Home Equity
 Trust:
 Series 1997-C 6.355%, 10/15/03 .  $ 3,506,503    $  3,502,681
 Series 1997-I 6.42%, 04/15/06  .    1,997,075       1,997,695
                                                  ------------
                                                     5,500,376
                                                  ------------
COLLATERALIZED MORTGAGE
 OBLIGATIONS (6.7%)
Federal Home Loan Mortgage Corp.
 Multi-Class Series 1434
 7.0%, 08/15/21 .................    3,150,000       3,203,140
Federal National Mortgage
 Association Series 1997-M8
 6.94%, 01/25/22 ................    1,987,921       2,045,690
Residential Funding Mortgage
 Securities, Inc. Series
 1993-S11
 7.25%, 03/25/23 ................    2,780,248       2,787,198
                                                  ------------
                                                     8,036,028
                                                  ------------
MORTGAGE RELATED (3.2%)
Federal Home Loan Mortgage Corp.
 GOLD
 9.5%, 01/01/20 .................        4,879           5,285
Federal National Mortgage
 Association Series 1997-20
 6.1485%, 03/25/27(a) ...........    3,815,421       3,802,296
                                                  ------------
                                                     3,807,581
                                                  ------------
U.S. GOVERNMENT & AGENCIES (74.7%)
Federal Farm Credit Corp.
 6.29%, 08/24/04 ................    4,700,000       4,764,089
Federal Home Loan Bank:
 5.5%, 01/10/01 .................    4,500,000       4,453,045
 5.77%, 02/03/04 ................    6,430,000       6,352,551
Federal Home Loan Mortgage Corp.
 6.24%, 10/06/04 ................  $ 4,965,000    $  5,027,936
Tennessee Valley Authority
 6.5%, 08/20/01 .................    5,400,000       5,511,348
U.S Treasury:
 6.0% Note, 08/15/99 ............   12,000,000      12,060,000
 5.625% Note, 11/30/99 ..........    3,650,000       3,646,580
 6.0% Note, 08/15/00 ............   13,200,000      13,294,882
 5.75% Note, 11/15/00 ...........    2,500,000       2,504,687
 6.125% Note, 12/31/01 ..........    5,750,000       5,827,269
 6.25% Note, 06/30/02 ...........   11,000,000      11,223,443
 11.875% Bond, 11/15/03 .........    6,300,000       8,193,937
 6.625% Note, 05/15/07 ..........    6,550,000       6,934,812
                                                  ------------
                                                    89,794,579
                                                  ------------
TOTAL LONG-TERM DEBT SECURITIES (89.2%)
 (Amortized Cost $105,801,659) ..                  107,138,564
                                                  ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (6.5%)
Federal Home Loan Mortgage Corp.
 6.0%, 01/02/98 .................    7,800,000       7,798,700
                                                  ------------
TOTAL SHORT-TERM DEBT SECURITIES (6.5%)
 (Amortized Cost $7,798,700)  ...                    7,798,700
                                                  ------------
TOTAL INVESTMENTS (95.7%)
 (Amortized Cost $113,600,359) ..                  114,937,264
OTHER ASSETS LESS LIABILITIES (4.3%)                 5,228,632
                                                  ------------
NET ASSETS (100.0%) .............                 $120,165,896
                                                  ============

------------
(a) Adjustable rate mortgage; stated interest rate in effect at December 31, 1997.

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

===============================================================
                                     PRINCIPAL        VALUE
                                      AMOUNT         (NOTE 1)
---------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS (2.8%)
CHEMICALS
Reliance Industries Ltd.
 10.375%, 06/24/16+ .............   $ 5,500,000    $  5,611,100
                                                   ------------
CONSUMER NONCYCLICALS
MEDIA & CABLE
Tele-Communication, Inc.
 9.80%, 02/01/12 ................     6,530,000       8,118,161
Time Warner Entertainment Co.
 8.375%, 03/15/23 ...............     5,700,000       6,504,726
Turner Broadcasting System, Inc.
 8.375%, 07/01/13 ...............     2,000,000       2,244,040
                                                   ------------
 TOTAL CONSUMER NONCYCLICALS (8.3%)                  16,866,927
                                                   ------------
CREDIT SENSITIVE
BANKS (2.6%)
St. George Funding Co.
 8.485%, 12/31/49+ (a) ..........     5,000,000       5,309,700
                                                   ------------
FINANCIAL SERVICES (0.2%)
Goldman Sachs Group
 7.2%, 11/01/06+ ................       300,000         317,121
                                                   ------------
FOREIGN GOVERNMENT (3.8%)
Government of Australia
 10.0%, 10/15/07 ................   AU$ 9,250,000     7,756,812
                                                   ------------
MORTGAGE RELATED (14.0%)
Federal Home Loan
 Mortgage Corp.
 7.0%, 09/01/11 .................   $ 6,917,372       7,023,298
Federal National Mortgage
 Association:
 6.5%, 05/01/11 .................    11,686,519      11,693,823
 6.5%, 08/01/11 .................     1,921,889       1,923,090
 7.0%, 05/01/26 .................     7,722,172       7,775,262
                                                   ------------
                                                     28,415,473
                                                   ------------
U.S. GOVERNMENT AGENCIES (14.7%)
Federal Home Loan Bank
 5.77%, 12/22/99 ................   $30,000,000    $ 29,970,960
                                                   ------------
U.S. GOVERNMENT (50.1%)
U.S. Treasury:
 6.0% Note, 08/15/00 ............    10,400,000      10,474,755
 6.5% Note, 05/31/02 ............    46,825,000      48,200,485
 6.5% Note, 08/15/05 ............    20,000,000      20,868,760
 6.875% Note, 05/15/06 ..........    10,125,000      10,836,919
 6.125% Bond, 11/15/27 ..........    11,050,000      11,353,875
                                                   ------------
                                                    101,734,794
                                                   ------------
 TOTAL CREDIT SENSITIVE (85.4%) .                   173,504,860
                                                   ------------
TOTAL LONG-TERM DEBT SECURITIES (96.5%)
 (Amortized Cost $194,076,702)..                    195,982,887
                                                   ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.5%)
Federal Home Loan
 Mortgage Corp.
 6.0%, 01/02/98 .................     3,100,000       3,099,483
                                                   ------------
TOTAL SHORT-TERM DEBT SECURITIES (1.5%)
 (Amortized Cost $3,099,483)  ...                     3,099,483
                                                   ------------
TOTAL INVESTMENTS (98.0%)
 (Amortized Cost $197,176,185) ..                   199,082,370
OTHER ASSETS
 LESS LIABILITIES (2.0%).........                     4,151,108
                                                   ------------
NET ASSETS (100.0%) .............                  $203,233,478
                                                   ============

------------
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1997, these securities amounted to $11,237,921 or 5.5% of net assets.
(a) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 1997.

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

=========================================================
                                    NUMBER        VALUE
                                   OF SHARES    (NOTE 1)
---------------------------------------------------------
COMMON STOCKS AND OTHER INVESTMENTS:
BUSINESS SERVICES (0.0%)
PRINTING, PUBLISHING & BROADCASTING
Pegasus Communications Corp.
 (Class A) * ...................       3,384   $   68,949
                                               ----------
CAPITAL GOODS (0.0%)
BUILDING & CONSTRUCTION
Capital Pacific Holdings,
 Inc.--Warrants* ...............      11,850       17,775
                                               ----------
CONSUMER CYCLICALS
RETAIL--GENERAL (0.0%)
Eye Care Centers of America--
 Warrants*+ ....................       5,000       20,000
Florists Transworld Corp.
 (Class B)*+ ...................      18,750       18,750
                                               ----------
 TOTAL CONSUMER CYCLICALS (0.0%)                   38,750
                                               ----------
CONSUMER NONCYCLICALS
HOSPITAL SUPPLIES & SERVICES (0.0%)
Wright Medical
 Technology, Inc.--Warrants*  ..         618       61,645
                                               ----------
SOAPS & TOILETRIES (0.0%)
Renaissance Cosmetics--
 Warrants* .....................       2,000       19,500
                                               ----------
 TOTAL CONSUMER NONCYCLICALS (0.0%)                81,145
                                               ----------
TECHNOLOGY
ELECTRONICS (0.0%)
Interactive Systems Corp.--
 Warrants* .....................       1,500        3,750
                                               ----------
TELECOMMUNICATIONS (0.1%)
Nextel Communications, Inc.
 (Class A) * ...................      10,845      281,970
Optel, Inc. * ..................      10,000            0
Primus Telecommunications--
 Warrants* .....................   6,500,000            0
                                               ----------
                                                  281,970
                                               ----------
 TOTAL TECHNOLOGY (0.1%)  ......                  285,720
                                               ----------
TOTAL COMMON STOCKS AND
 OTHER INVESTMENTS (0.1%)
 (Cost $336,685) ...............                  492,339
                                               ----------

                                   PRINCIPAL
                                     AMOUNT
                                   ---------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS
CHEMICALS (1.4%)
Trans Resources, Inc.
 11.875% Sr. Sub. Note
 Series B, 07/01/02 ............  $5,500,000    5,775,000
                                                ---------
CHEMICALS--SPECIALTY (0.5%)
Koppers Industries, Inc.
 9.875%, 12/01/07+..............   2,000,000    2,060,000
                                                ---------
METALS & MINING (9.8%)
AE1 Holding Co.
 10.0%, 11/15/07+ ..............   8,500,000    8,755,000
Acme Metals, Inc.
 10.875%, 12/15/07+ ............   5,000,000    4,900,000

=============================================================
                                    PRINCIPAL        VALUE
                                      AMOUNT       (NOTE 1)
-------------------------------------------------------------
Centaur Mining &
 Exploration Ltd.
 11.0%, 12/01/07+ ...............   $4,000,000    $ 4,020,000
Glencore Nickel Proprietary Ltd.
 9.0%, 12/01/14 + ...............    7,000,000      6,930,000
Great Lakes Carbon Corp.
 10.0%, 01/01/06 ................    2,500,000      2,675,000
Maxxam Group Holdings, Inc.
 12.0%, 08/01/03 ................    3,395,000      3,666,600
Park-Ohio Industries
 9.25%, 12/01/07+................    5,000,000      5,075,000
Westmin Resources Ltd.
 11.0%, 03/15/07 ................    5,000,000      5,475,000
                                                  -----------
                                                   41,496,600
                                                  -----------
PAPER (0.7%)
Bear Island Paper Co. LLC
 10.0%, 12/01/07+ ...............    3,000,000      3,037,500
                                                  -----------
 TOTAL BASIC MATERIALS (12.4%)  .                  52,369,100
                                                  -----------
BUSINESS SERVICES
PRINTING, PUBLISHING & BROADCASTING (10.0%)
American Banknote Corp.
 11.25%, 12/01/07 ...............    3,000,000      3,007,500
American Lawyer Media
 9.75%, 12/15/07+ ...............    2,000,000      2,030,000
Central European Media
 Enterprises Ltd.
 9.375%, 08/15/04 ...............    6,000,000      5,880,000
Dialog Corp. PLC
 11.0%, 11/15/07+ ...............    5,000,000      5,212,500
Fox Kids Worldwide, Inc.
 9.25%, 11/01/07+ ...............    7,000,000      6,790,000
Pen Tab Industries, Inc.
 10.875%, 02/01/07 ..............    3,500,000      3,368,750
Radio One, Inc.
 7.0%, 05/15/04(a) ..............    5,000,000      4,950,000
Supercanal Holdings SA
 14.5%, 12/15/07 ................    2,162,923      2,125,423
Telemundo Group, Inc.
 7.0%, 02/15/06(a) ..............    8,235,000      8,646,750
                                                  -----------
                                                   42,010,923
                                                  -----------
PROFESSIONAL SERVICES (1.6%)
Scotsman Group, Inc.
 8.625%, 12/15/07 ...............    4,000,000      4,000,000
T/SF Communications Corp.
 10.375%, 11/01/07 ..............    3,000,000      2,985,000
                                                  -----------
                                                    6,985,000
                                                  -----------
TRUCKING, SHIPPING (1.2%)
Navigator Gas Transport
 10.5%, 06/30/07+ ...............    4,850,000      5,116,750
                                                  -----------
 TOTAL BUSINESS SERVICES (12.8%)                   54,112,673
                                                  -----------
CAPITAL GOODS
AEROSPACE (1.0%)
Stellex Industries, Inc.
 9.5%, 11/01/07+ ................    4,000,000      4,040,000
                                                  -----------
BUILDING & CONSTRUCTION (5.3%)
Airxcel, Inc.
 11.0%, 11/15/07+ ...............    4,000,000      4,090,000
GS Superhighway Holdings
 10.25%, 08/15/07+...............   10,000,000      8,750,000

                                       14

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

=============================================================
                                    PRINCIPAL        VALUE
                                      AMOUNT       (NOTE 1)
-------------------------------------------------------------
MMI Products, Inc.
 11.25%, 04/15/07 ...............  $ 4,000,000    $ 4,360,000
Werner Holdings Co., Inc.
 10.0%, 11/15/07+................    5,000,000      5,137,500
                                                  -----------
                                                   22,337,500
                                                  -----------
MACHINERY (1.6%)
High Voltage Engineering
 10.5%, 08/15/04+................    6,500,000      6,776,250
                                                  -----------
 TOTAL CAPITAL GOODS (7.9%)  ....                  33,153,750
                                                  -----------
CONSUMER CYCLICALS
AUTO RELATED (3.1%)
Advanced Accessory Systems
 9.75%, 10/01/07+................    2,700,000      2,662,875
Safety Components
 International, Inc.
 10.125%, 07/15/07 ..............    3,500,000      3,605,000
United Auto Group, Inc.
 11.0%, 07/15/07+ ...............    7,000,000      6,895,000
                                                  -----------
                                                   13,162,875
                                                  -----------
HOUSEHOLD FURNITURE, APPLIANCES (1.0%)
Sealy Mattress Co.
 9.875%, 12/15/07+ ..............    4,100,000      4,197,375
                                                  -----------
LEISURE RELATED (5.8%)
Discovery Zone--Units
 13.5%, 08/01/02 (b)+ ...........    3,500,000      3,648,750
Hedstrom Corp.
 10.0%, 06/01/07+ ...............    6,000,000      6,052,500
Penn National Gaming, Inc.
 10.625%, 12/15/04+ .............    3,000,000      3,105,000
Riviera Holdings Corp.
 10.0%, 08/15/04+ ...............    3,000,000      2,977,500
Trump Atlantic City Associates
 11.25%, 05/01/06 ...............    4,500,000      4,443,750
Waterford Gaming LLC
 12.75%, 11/15/03................    4,000,000      4,400,000
                                                  -----------
                                                   24,627,500
                                                  -----------
RETAIL--GENERAL (0.6%)
Pantry, Inc.
 12.0%, 11/15/00 ................    2,150,000      2,316,625
                                                  -----------
 TOTAL CONSUMER CYCLICALS (10.5%)                  44,304,375
                                                  -----------
CONSUMER NONCYCLICALS
CONTAINERS (2.7%)
Anchor Glass
 11.25%, 04/01/05+ ..............    4,000,000      4,300,000
MVE, Inc.
 12.5%, 02/15/02 ................    2,000,000      1,970,000
Riverwood International Corp.
 10.625%, 08/01/07+ .............    5,000,000      5,062,500
                                                  -----------
                                                   11,332,500
                                                  -----------
DRUGS (1.1%)
Schein Pharmaceutical
 8.906%, 12/15/04+(c) ...........    5,000,000      4,887,500
                                                  -----------
FOODS (4.8%)
Cuddy International Corp.
 10.75%, 12/01/07+ ..............    4,000,000      4,025,000
Imperial Holly Corp.
 9.75%, 12/15/07+................    5,000,000      5,040,625
Richmont Marketing Special
 10.125%, 12/15/07+ .............  $ 3,000,000    $ 3,045,000
Specialty Foods Corp.
 11.125%, 10/01/02 ..............    8,000,000      8,080,000
                                                  -----------
                                                   20,190,625
                                                  -----------
RETAIL--FOODS (0.5%)
Digiorgio Corp.
 10.0%, 06/15/07 ................    2,000,000      1,970,000
                                                  -----------
 TOTAL CONSUMER NONCYCLICALS (9.1%)                38,380,625
                                                  -----------
CREDIT SENSITIVE
FINANCIAL SERVICES (2.9%)
Metris Companies, Inc.
 10.0%, 11/01/04+ ...............   10,000,000     10,225,000
Wilshire Financial
 Services Group
 13.0%, 08/15/04.................    2,000,000      2,035,000
                                                  -----------
 TOTAL CREDIT SENSITIVE (2.9%)                     12,260,000
                                                  -----------
ENERGY
OIL--DOMESTIC (4.7%)
Transamerican Energy
 11.5%, 06/15/02+ ...............   13,000,000     13,065,000
TransTexas Gas Corp.
 13.75%, 12/31/01 ...............    5,829,000      6,513,908
                                                  -----------
                                                   19,578,908
                                                  -----------
OIL--INTERNATIONAL (1.9%)
Hurricane Hydrocarbons
 11.75%, 11/01/04+ ..............    8,000,000      8,040,000
                                                  -----------
OIL--SUPPLIES & CONSTRUCTION (1.5%)
Celestica International, Inc.
 10.5%, 12/31/06 ................    2,500,000      2,646,875
Deeptech International, Inc.
 12.0%, 12/15/00 ................    3,500,000      3,696,875
                                                  -----------
                                                    6,343,750
                                                  -----------
 TOTAL ENERGY (8.1%) ............                  33,962,658
                                                  -----------
TECHNOLOGY
ELECTRONICS (4.8%)
Details, Inc.
 10.0%, 11/15/05+................    4,000,000      4,110,000
Interactive Systems, Inc.
 Zero Coupon, 08/01/03(d) .......    1,500,000        525,000
International Logistics Ltd.
 9.75%, 10/15/07+ ...............    6,000,000      5,940,000
Sullivan Graphics, Inc.
 12.75%, 08/01/05 ...............    5,000,000      5,050,000
Unisys Corp.
 11.75%, 10/15/04 ...............    4,000,000      4,580,000
                                                  -----------
                                                   20,205,000
                                                  -----------
TELECOMMUNICATIONS (20.7%)
American Telecasting, Inc.
 Zero Coupon, 08/15/05(d) .......    5,000,000      1,500,000
EchoStar Communications Corp.
 12.5%, 07/01/02+ ...............    7,000,000      7,577,500
GST Telecommunications, Inc.
 12.75%, 11/15/07 ...............    5,000,000      5,225,000
Ionica Group PLC
 Zero Coupon, 05/01/07(d) .......   13,000,000      5,200,000

                                       15

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

=============================================================
                                    PRINCIPAL        VALUE
                                      AMOUNT       (NOTE 1)
-------------------------------------------------------------
Iridium LLC/Capital Corp.
 14.0%, 07/15/05 ................  $12,000,000   $ 13,110,000
Knology Holdings, Inc.
 Zero Coupon, 10/15/07(d) .......   15,000,000      8,062,500
Microcell
 Telecommunications, Inc.
 Zero Coupon, 06/01/06(d) .......   10,000,000      6,750,000
Netia Holdings B.V.:
 Zero Coupon, 11/01/07+(d)  .....    3,000,000      1,710,000
 10.25%, 11/01/07+ ..............    5,000,000      4,800,000
Optel, Inc.
 13.0%, 02/15/05 ................   10,000,000     10,600,000
Orion Network Systems, Inc.
 11.25%, 01/15/07 ...............    4,000,000      4,500,000
Primus Telecommunications
 11.75%, 08/01/04 ...............    6,500,000      6,922,500
Winstar Equipment Corp.
 12.5%, 03/15/04 ................   10,000,000     11,150,000
                                                 ------------
                                                   87,107,500
                                                 ------------
 TOTAL TECHNOLOGY (25.5%)  ......                 107,312,500
                                                 ------------
DIVERSIFIED
MISCELLANEOUS (0.7%)
Elgin National Industries
 11.0%, 11/01/07+ ...............  $ 3,000,000   $  3,101,250
                                                 ------------
TOTAL LONG-TERM DEBT SECURITIES (89.9%)
 (Amortized Cost $371,488,588)                    378,956,931
                                                 ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan
 Mortgage Corp.
  6.0%, 01/02/98 ................   30,000,000     29,995,000
                                                 ------------
TOTAL SHORT-TERM DEBT SECURITIES (7.1%)
 (Amortized Cost $29,995,000) ...                  29,995,000
                                                 ------------
TOTAL INVESTMENTS (97.1%)
 (Cost/Amortized Cost
 $401,820,273)...................                 409,444,270
OTHER ASSETS
 LESS LIABILITIES (2.9%).........                  12,366,608
                                                 ------------
NET ASSETS (100.0%) .............                $421,810,878
                                                 ============

------------
*      Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1997, these securities amounted to $197,227,625 or 46.8% of net assets.
(a) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 1997.
(b) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.
(c) Coupon will fluctuate based upon an interest rate index. Stated interest rate in effect at December 31, 1997.
(d) Debt security initially issued in zero coupon form which converts to coupon form at a specific rate and date.

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

===========================================================
                                     NUMBER        VALUE
                                   OF SHARES     (NOTE 1)
-----------------------------------------------------------
COMMON STOCKS AND OTHER
 INVESTMENTS:
BASIC MATERIALS
CHEMICALS (1.6%)
Dupont (E.I.) de Nemours & Co. ..   158,000     $ 9,489,875
                                                -----------
CHEMICALS--SPECIALTY (0.6%)
Praxair, Inc. ...................    77,000       3,465,000
                                                -----------
 TOTAL BASIC MATERIALS (2.2%)  ..                12,954,875
                                                -----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (2.6%)
USA Waste Services, Inc.*  ......   113,295       4,446,829
Waste Management, Inc. ..........   390,000      10,725,000
                                                -----------
                                                 15,171,829
                                                -----------
PRINTING, PUBLISHING &
 BROADCASTING (3.3%)
Belo (A.H.) Corp. (Series A)  ...    96,000       5,388,000
Gannett Co. .....................    82,000       5,068,625
New York Times Co. (Class A)  ...    41,000       2,711,125
Reuters Holdings PLC (ADR)  .....    93,000       6,161,250
                                                -----------
                                                 19,329,000
                                                -----------
 TOTAL BUSINESS SERVICES (5.9%)                  34,500,829
                                                -----------
CAPITAL GOODS
AEROSPACE (0.6%)
General Dynamics Corp. ..........    42,000       3,630,375
                                                -----------
ELECTRICAL EQUIPMENT (1.5%)
General Electric Co. ............   121,000       8,878,375
                                                -----------
MACHINERY (2.7%)
Allied Signal, Inc. .............    72,000       2,803,500
Cooper Industries, Inc. .........    85,000       4,165,000
Fluor Corp. .....................    87,000       3,251,625
United Technologies Corp.  ......    77,100       5,613,844
                                                -----------
                                                 15,833,969
                                                -----------
 TOTAL CAPITAL GOODS (4.8%)  ....                28,342,719
                                                -----------
CONSUMER CYCLICALS
AIRLINES (1.7%)
Delta Air Lines, Inc. ...........    39,200       4,664,800
Northwest Airlines Corp.
 (Class A)* .....................   111,000       5,314,125
                                                -----------
                                                  9,978,925
                                                -----------
APPAREL, TEXTILE (0.5%)
Reebok International, Inc.*  ....   100,400       2,892,775
                                                -----------
AUTOS & TRUCKS (1.3%)
Harley-Davidson, Inc. ...........   285,000       7,801,875
                                                -----------
HOUSEHOLD FURNITURE,
 APPLIANCES (0.7%)
Sunbeam Corp. ...................    91,500       3,854,438
                                                -----------
RETAIL--GENERAL (3.8%)
Dayton Hudson Corp. .............    92,000       6,210,000
Federated Department Stores,
 Inc. * .........................    94,600       4,073,712
Home Depot, Inc. ................   124,800       7,347,600
Sears, Roebuck & Co. ............   103,800       4,696,950
                                                -----------
                                                 22,328,262
                                                -----------
 TOTAL CONSUMER CYCLICALS (8.0%)                 46,856,275
                                                -----------
CONSUMER NONCYCLICALS
CONTAINERS (0.5%)
Sealed Air Corp.* ...............    44,000     $ 2,717,000
                                                -----------
DRUGS (6.3%)
American Home Products Corp.  ...    67,000       5,125,507
Centocor, Inc.* .................   253,900       8,442,175
Genzyme Corp. (General
 Division)* .....................    70,000       1,942,500
Merck & Co., Inc. ...............    92,000       9,775,000
Schering Plough Corp. ...........   189,000      11,741,625
                                                -----------
                                                 37,026,807
                                                -----------
FOODS (3.4%)
Campbell Soup Co. ...............   215,000      12,496,875
Heinz (H.J.) Co. ................    93,000       4,725,562
Tyson Foods, Inc. ...............   135,200       2,771,600
                                                -----------
                                                 19,994,037
                                                -----------
HOSPITAL SUPPLIES & SERVICES (1.9%)
Baxter International, Inc.  .....    61,900       3,122,081
Becton, Dickinson & Co. .........    46,000       2,300,000
PacifiCare Health Systems, Inc.
 (Class B) * ....................   115,000       6,023,125
                                                -----------
                                                 11,445,206
                                                -----------
SOAPS & TOILETRIES (1.7%)
Gillette Co. ....................   100,000      10,043,750
                                                -----------
TOBACCO (4.5%)
Philip Morris Cos., Inc. ........   238,500      10,807,031
RJR Nabisco Holdings Corp.  .....   410,000      15,375,000
                                                -----------
                                                 26,182,031
                                                -----------
 TOTAL CONSUMER NONCYCLICALS (18.3%)            107,408,831
                                                -----------
CREDIT SENSITIVE
BANKS (6.8%)
Chase Manhattan Corp. ...........   151,000      16,534,500
Citicorp ........................    97,800      12,365,587
First Chicago NBD Corp. .........    12,825       1,070,887
First Union Corp. ...............   197,000      10,096,250
                                                -----------
                                                 40,067,224
                                                -----------
FINANCIAL SERVICES (4.5%)
Household International, Inc.  ..    57,000       7,271,062
MBNA Corp. ......................   124,500       3,400,406
Morgan Stanley, Dean Witter,
 Discover & Co. .................   185,000      10,938,125
PMI Group, Inc. .................    66,600       4,816,013
                                                -----------
                                                 26,425,606
                                                -----------
INSURANCE (5.4%)
American International Group,
 Inc. ...........................    85,000       9,243,750
General Re Corp. ................    26,400       5,596,800
Hartford Financial Services
 Group, Inc. ....................    56,500       5,286,281
Hartford Life, Inc. (Class A)  ..    60,000       2,718,750
PennCorp Financial Group, Inc.  .    93,000       3,318,938
Travelers Group, Inc. ...........    46,500       2,505,188
Travelers Property Casualty
 Corp. (Class A).................    63,000       2,772,000
                                                -----------
                                                 31,441,707
                                                -----------

                                       17

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===========================================================
                                     NUMBER        VALUE
                                   OF SHARES     (NOTE 1)
-----------------------------------------------------------
REAL ESTATE (0.0%)
Security Capital Group--
 Warrants* ......................     2,513    $     13,193
                                               ------------
UTILITY--ELECTRIC (2.1%)
AES Corp.* ......................    18,200         848,575
CMS Energy Corp. ................    53,000       2,335,312
FPL Group, Inc. .................    86,000       5,090,125
NIPSCO Industries, Inc. .........    56,000       2,768,500
Pinnacle West Capital Corp.  ....    36,000       1,525,500
                                               ------------
                                                 12,568,012
                                               ------------
UTILITY--TELEPHONE (1.8%)
AT&T Corp. ......................    85,300       5,224,625
Teleport Communications Group,
 Inc. (Class A)* ................    99,700       5,471,038
                                               ------------
                                                 10,695,663
                                               ------------
 TOTAL CREDIT SENSITIVE (20.6%)                 121,211,405
                                               ------------
ENERGY
OIL--DOMESTIC (4.7%)
Apache Corp. ....................   210,000       7,363,125
Enron Oil & Gas Co. .............   130,000       2,754,375
Murphy Oil Corp. ................    91,000       4,931,063
USX-Marathon Group ..............   325,000      10,968,750
Union Pacific Resources Group,
 Inc. ...........................    68,800       1,668,400
                                               ------------
                                                 27,685,713
                                               ------------
OIL--INTERNATIONAL (4.0%)
Gulf Canada Resources Ltd.*  ....   345,000       2,415,000
Mobil Corp. .....................    88,600       6,395,813
Texaco, Inc. ....................   270,400      14,703,000
                                               ------------
                                                 23,513,813
                                               ------------
OIL--SUPPLIES & CONSTRUCTION (1.2%)
Dresser Industries, Inc. ........   125,000       5,242,187
Transocean Offshore, Inc.  ......    41,800       2,014,238
                                               ------------
                                                  7,256,425
                                               ------------
RAILROADS (0.2%)
Canadian Pacific Ltd. ...........    39,000       1,062,750
                                               ------------
 TOTAL ENERGY (10.1%) ...........                59,518,701
                                               ------------
TECHNOLOGY
ELECTRONICS (3.8%)
Altera Corp.* ...................    34,800       1,152,750
Atmel Corp.* ....................   319,000       5,921,437
Cisco Systems, Inc.* ............   144,750       8,069,812
Solectron Corp.* ................    49,200       2,044,875
Xilinx, Inc.* ...................   145,000       5,084,063
                                               ------------
                                                 22,272,937
                                               ------------
OFFICE EQUIPMENT (1.1%)
Compaq Computer Corp. ...........    42,250       2,384,484
Hewlett-Packard Co. .............    71,000       4,437,500
                                               ------------
                                                  6,821,984
                                               ------------
OFFICE EQUIPMENT SERVICES (3.4%)
Electronic Data Systems Corp.  ..   139,200       6,116,100
First Data Corp. ................   467,000      13,659,750
                                               ------------
                                                 19,775,850
                                               ------------
TELECOMMUNICATIONS (3.1%)
Intermedia Communications,
 Inc.* ..........................       370          22,478
MCI Communications Corp. ........   330,000      14,128,125
Scientific Atlanta, Inc. ........    80,000    $  1,340,000
WorldCom, Inc.* .................    89,900       2,719,475
                                               ------------
                                                 18,210,078
                                               ------------
 TOTAL TECHNOLOGY (11.4%)........                67,080,849
                                               ------------
DIVERSIFIED
MISCELLANEOUS (2.9%)
Tyco International Ltd. .........   195,200       8,796,200
U.S. Industries, Inc. ...........    87,000       2,620,875
Viad Corp. ......................   130,000       2,510,625
Whitman Corp. ...................   109,000       2,840,813
                                               ------------
 TOTAL DIVERSIFIED (2.9%)........                16,768,513
                                               ------------
TOTAL COMMON STOCKS AND OTHER
 INVESTMENTS (84.2%)
 (Cost $428,916,307) ............               494,642,997
                                               ------------
PREFERRED STOCKS:
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.2%)
Republic Industries, Inc.
 6.5% Exch. Conv. ...............    51,500       1,210,250
                                               ------------
TRUCKING, SHIPPING (0.2%)
CNF Trust I
 5.0% Conv. Series A ............    20,500       1,168,500
                                               ------------
 TOTAL BUSINESS SERVICES (0.4%)                   2,378,750
                                               ------------
CAPITAL GOODS (0.4%)
AEROSPACE
Loral Space & Communications
 6.0% Conv. .....................    39,200       2,410,800
                                               ------------
CONSUMER CYCLICALS (0.3%)
AIRLINES
Continental Airlines Finance
 Trust 8.5% Conv. ...............    19,600       2,016,350
                                               ------------
CREDIT SENSITIVE (0.3%)
UTILITY--ELECTRIC
AES Trust I
 5.375% Conv. Series A ..........    25,200       1,808,100
                                               ------------
ENERGY (0.2%)
OIL--DOMESTIC
Devon Financing Trust
 $3.25 Conv. ....................    12,500         915,625
                                               ------------
TECHNOLOGY
TELECOMMUNICATIONS (1.8%)
Intermedia Communications, Inc.:
 7.0% Conv.+.....................    29,400       1,205,400
 7.0% Conv. Series D ............    26,400       1,082,400
Mobile Telecommunications
 $2.25 Conv. ....................    30,850       1,033,475
Nextel Strypes Trust
 7.25% Conv. ....................    55,700       1,322,875
QualComm Financial Trust:
 5.75% Conv. ....................    18,300         856,669
 5.75% Conv.+ ...................    28,800       1,348,200
WorldCom, Inc.
 8.0% Conv. .....................    33,200       3,481,850
                                              -------------
 TOTAL TECHNOLOGY (1.8%) ........                10,330,869
                                              -------------
TOTAL PREFERRED STOCKS (3.4%)
 (Cost $18,227,795) .............                19,860,494
                                              -------------

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===========================================================
                                   PRINCIPAL       VALUE
                                    AMOUNT       (NOTE 1)
-----------------------------------------------------------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PROFESSIONAL SERVICES (0.4%)
Career Horizons, Inc.
 7.0% Conv., 11/01/02...........  $  835,000    $1,736,800
Personnel Group of America:
 5.75% Conv., 07/01/04 .........     120,000       136,200
 5.75% Conv., 07/01/04+ ........     375,000       425,625
                                                ----------
 TOTAL BUSINESS SERVICES (0.4%)                  2,298,625
                                                ----------
CAPITAL GOODS
AEROSPACE (0.2%)
Orbital Sciences Corp.
 5.0% Conv., 10/01/02+..........     660,000       843,150
                                                ----------
BUILDING & CONSTRUCTION (0.1%)
Halter Marine Group, Inc.
 4.5% Conv., 09/15/04+..........     710,000       797,862
                                                ----------
MACHINERY (0.3%)
DII Group, Inc.
 6.0% Conv., 10/15/02+..........   1,100,000     1,681,625
                                                ----------
 TOTAL CAPITAL GOODS (0.6%)  ...                 3,322,637
                                                ----------
CONSUMER CYCLICALS
FOOD SERVICES, LODGING (0.5%)
Cendant Corp.
 4.75% Conv., 03/01/03..........   2,265,000     3,046,425
                                                ----------
RETAIL--GENERAL (0.3%)
U.S. Office Products Co.
 5.5% Conv., 02/01/01 ..........   1,530,000     1,818,787
                                                ----------
 TOTAL CONSUMER CYCLICALS (0.8%)                 4,865,212
                                                ----------
CONSUMER NONCYCLICALS
DRUGS (0.7%)
MedImmune, Inc.:
 7.0% Conv. Sub. Note,
 07/01/03+......................     380,000       864,025
 7.0% Conv., 07/01/03...........     920,000     2,091,850
Quintiles Transnational Corp.:
 4.25% Conv., 05/31/00+ ........     580,000       651,775
 4.25% Conv., 05/31/00 .........     475,000       533,781
                                                ----------
                                                 4,141,431
                                                ----------
HOSPITAL SUPPLIES & SERVICES (0.5%)
FPA Medical Management, Inc.:
 6.5% Conv., 12/15/01 ..........   1,060,000     1,081,200
 6.5% Conv., 12/15/01+ .........     465,000       474,300
RES-Care, Inc.
 6.0% Conv., 12/01/04+ .........   1,150,000     1,311,000
                                                ----------
                                                 2,866,500
                                                ----------
 TOTAL CONSUMER NONCYCLICALS (1.2%)              7,007,931
                                                ----------
CREDIT SENSITIVE
FINANCIAL SERVICES (0.3%)
RAC Financial Group, Inc.:
 7.25% Conv. Sub. Note,
 08/15/03+ .....................     365,000       879,650
 7.25% Conv., 08/15/03 .........     480,000     1,156,800
                                                ----------
                                                 2,036,450
                                                ----------
INSURANCE (0.3%)
Penn Treaty American Corp.:
 6.25% Conv., 12/01/03 .........  $  535,000    $  689,481
 6.25% Conv., 12/01/03+ ........     660,000       850,575
                                                ----------
                                                 1,540,056
                                                ----------
 TOTAL CREDIT SENSITIVE (0.6%)                   3,576,506
                                                ----------
ENERGY
COAL & GAS PIPELINES (0.3%)
Nabors Industries, Inc.
 5.0% Conv., 05/15/06 ..........   1,110,000     2,009,100
                                                ----------
OIL--SUPPLIES & CONSTRUCTION (0.6%)
Diamond Offshore Drilling, Inc.
 3.75% Conv. Sub. Note,
 02/15/07.......................   1,120,000     1,482,600
Parker Drilling Co.
 5.5% Conv. Sub. Note,
 08/01/04 ......................   1,035,000     1,076,400
Seacor Holdings, Inc.:
 5.375% Conv., 11/15/06+ .......     485,000       549,263
 5.375% Conv., 11/15/06 ........     345,000       390,713
                                                ----------
                                                 3,498,976
                                                ----------
 TOTAL ENERGY (0.9%) ...........                 5,508,076
                                                ----------
TECHNOLOGY
ELECTRONICS (4.0%)
Altera Corp.
 5.75% Conv. Sub. Note,
 06/15/02+......................   1,680,000     2,305,800
Baan Co.:
 4.5% Conv. Sub. Note,
 12/15/01+......................     845,000     1,294,962
 4.5% Conv. Sub. Note,
 12/15/01 ......................     335,000       513,387
Cymer, Inc.
 3.5% Conv., 08/06/04+(a)  .....   1,475,000     1,115,469
Integrated Process Equipment
 6.25% Conv., 09/15/04+ ........   2,195,000     1,819,106
Level One Communications
 4.0% Conv., 09/01/04+ .........   1,630,000     1,532,200
Photronics, Inc.
 6.0% Conv., 06/01/04 ..........   2,055,000     2,355,544
Quantum Corp.
 5.0% Conv., 03/01/03+ .........     385,000       698,775
Sanmina Corp.
 5.5% Conv., 08/15/02+ .........   1,410,000     3,417,488
SCI Systems, Inc.
 5.0% Conv., 05/01/06 ..........   1,795,000     3,343,188
Solectron Corp.
 6.0% Conv., 03/01/06+ .........   1,185,000     1,624,931
Wind River Systems, Inc.
 5.0% Conv., 08/01/02+ .........   1,420,000     1,519,400
Xilinx, Inc.
 5.25% Conv., 11/01/02+ ........   1,925,000     1,862,438
                                                ----------
                                                23,402,688
                                                ----------

                                       19

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

===========================================================
                                   PRINCIPAL       VALUE
                                    AMOUNT       (NOTE 1)
-----------------------------------------------------------
TELECOMMUNICATIONS (0.3%)
Comverse Technology, Inc.:
 5.75% Conv., 10/01/06 .........  $   665,000  $    716,537
 5.75% Conv. Sub. Note,
 10/01/06+......................    1,200,000     1,293,000
                                               ------------
                                                  2,009,537
                                               ------------
 TOTAL TECHNOLOGY (4.3%)  ......                 25,412,225
                                               ------------
TOTAL LONG-TERM DEBT SECURITIES (8.8%)
 (Amortized Cost $46,485,364) ..                 51,991,212
                                               ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.0%)
Federal Home Loan Mortgage
 Corp.
 6.0%, due 01/02/98.............   17,600,000    17,597,067
                                               ------------
TOTAL SHORT-TERM DEBT SECURITIES (3.0%)
 (Amortized Cost $17,597,067)                    17,597,067
                                               ------------
TOTAL INVESTMENTS (99.4%)
 (Cost/Amortized Cost
 $511,226,533) .................                584,091,770
OTHER ASSETS
 LESS LIABILITIES (0.6%)  ......                  3,664,123
                                               ------------
NET ASSETS (100.0%) ............               $587,755,893
                                               ============

------------
*      Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1997, these securities amounted to $30,366,019 or 5.2% of net assets.
(a) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 1997.
       Glossary:
       ADR--American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

=============================================================
                                       NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (2.2%)
Air Products & Chemicals, Inc.  ...    13,300     $ 1,093,925
Avery Dennison Corp. ..............    12,200         545,950
Dow Chemical Co. ..................    28,300       2,872,450
Dupont (E.I.) de Nemours & Co. ....   140,600       8,444,787
Eastman Chemical Co. ..............     8,800         524,150
Ecolab, Inc. ......................     8,900         493,394
FMC Corp.* ........................     7,100         477,919
Goodrich (B.F.) Co. ...............    10,500         435,094
Grace (W.R.) & Co. ................     8,800         707,850
Hercules, Inc. ....................    12,000         600,750
Millipore Corp. ...................    11,900         403,856
Monsanto Co. ......................    73,300       3,078,600
Rohm & Haas Co. ...................     7,700         737,275
Union Carbide Corp. ...............    15,000         644,063
                                                  -----------
                                                   21,060,063
                                                  -----------
CHEMICALS--SPECIALTY (0.5%)
Great Lakes Chemical Corp. ........    10,100         453,237
Morton International, Inc. ........    15,700         539,688
Praxair, Inc. .....................    19,600         882,000
Raychem Corp. .....................    10,200         439,238
Sigma-Aldrich Corp. ...............    11,900         473,025
Southern Co. ......................    85,000       2,199,375
                                                  -----------
                                                    4,986,563
                                                  -----------
METALS & MINING (0.7%)
Alcan Aluminium Ltd. ..............    13,400         370,175
Alcan Aluminium Ltd. (Canada) .....    14,800         407,933
Aluminum Co. of America ...........    21,600       1,520,100
Barrick Gold Corp. ................    52,900         985,263
Engelhard Corp. ...................    25,650         445,669
Freeport-McMoRan Copper & Gold,
 Inc. (Class B) ...................    30,000         472,500
Inco Ltd. .........................    26,000         442,000
Newmont Mining Corp. ..............    19,407         570,081
Phelps Dodge Corp. ................     7,500         466,875
Placer Dome, Inc. .................    47,800         606,463
Reynolds Metals Co. ...............     8,500         510,000
                                                  -----------
                                                    6,797,059
                                                  -----------
PAPER (1.0%)
Champion International Corp.  .....    11,400         516,562
Fort James Corp. ..................    22,500         860,625
Georgia Pacific Group .............    11,100         674,325
International Paper Co. ...........    36,025       1,553,578
Kimberly Clark Corp. ..............    67,244       3,315,970
Mead Corp. ........................    16,200         453,600
Stone Container Corp.* ............    30,200         315,213
Temple Inland, Inc. ...............     7,700         402,806
Union Camp Corp. ..................     8,400         450,975
Westvaco Corp. ....................    14,800         465,275
Willamette Industries, Inc.  ......    13,400         431,313
                                                  -----------
                                                    9,440,242
                                                  -----------
STEEL (0.2%)
Allegheny Teledyne, Inc. ..........    20,200         522,675
Nucor Corp. .......................     9,800         473,463
Worthington Industries, Inc.  .....    21,500         354,750
                                                  -----------
                                                    1,350,888
                                                  -----------
 TOTAL BASIC MATERIALS (4.6%)  ....                43,634,815
                                                  -----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.4%)
Browning-Ferris Industries, Inc.  .    24,300     $   899,100
Johnson Controls, Inc. ............     9,600         458,400
Thermo Electron Corp.* ............    17,600         783,200
Waste Management, Inc. ............    55,600       1,529,000
                                                  -----------
                                                    3,669,700
                                                  -----------
PRINTING, PUBLISHING &
 BROADCASTING (2.2%)
CBS Corp. .........................     2,100          61,819
Clear Channel Communications,
 Inc.* ............................    12,000         953,250
Comcast Corp. (Class A) SPL  ......    41,800       1,319,313
Deluxe Corp. ......................    13,200         455,400
Donnelley (R.R.) & Sons Co.  ......    18,000         670,500
Dow Jones & Co., Inc. .............    11,800         633,512
Dun & Bradstreet Corp. ............    20,200         624,937
Gannett Co. .......................    34,800       2,151,075
King World Productions, Inc.  .....     7,900         456,225
Knight-Ridder, Inc. ...............    10,700         556,400
McGraw-Hill Companies, Inc.  ......    12,100         895,400
New York Times Co. (Class A)  .....    11,300         747,213
Tele-Communications, Inc. (Series
 A)* ..............................    62,128       1,735,701
Time Warner, Inc. .................    68,700       4,259,400
Times Mirror Co. (Class A) ........    11,300         694,950
Tribune Co. .......................    14,700         915,075
U.S. West Media Group* ............    74,500       2,151,188
Viacom, Inc. (Class A)* ...........     1,000          40,875
Viacom, Inc. (Class B)* ...........    42,300       1,752,806
                                                  -----------
                                                   21,075,039
                                                  -----------
PROFESSIONAL SERVICES (0.5%)
Block (H&R), Inc. .................    12,800         573,600
Cognizant Corp. ...................    19,500         868,969
Interpublic Group Cos., Inc.  .....    14,800         737,225
Omnicom Group .....................    19,600         830,550
Safety-Kleen Corp. ................    15,600         428,025
Service Corp. International  ......    29,600       1,093,374
                                                  -----------
                                                    4,531,743
                                                  -----------
TRUCKING, SHIPPING (0.2%)
Federal Express Corp.* ............    13,500         824,344
Laidlaw, Inc. .....................    35,200         479,600
Ryder System, Inc. ................    12,900         422,475
                                                  -----------
                                                    1,726,419
                                                  -----------
 TOTAL BUSINESS SERVICES (3.3%) ...                31,002,901
                                                  -----------
CAPITAL GOODS
AEROSPACE (1.5%)
Boeing Co. ........................   122,274       5,983,784
General Dynamics Corp. ............     7,400         639,637
Lockheed Martin Corp. .............    23,704       2,334,844
Northrop Grumman Corp. ............     7,800         897,000
Raytheon Co. (Class A) ............        32           1,578
Raytheon Co. (Class B) ............    41,700       2,105,850
Rockwell International Corp.  .....    24,800       1,295,800
TRW, Inc. .........................    14,400         768,600
                                                  -----------
                                                   14,027,093
                                                  -----------

                                       21

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

=============================================================
                                       NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
BUILDING MATERIALS & FOREST
 PRODUCTS (0.6%)
Armstrong World Industries, Inc. ..     6,100     $   455,975
Crane Co. .........................    10,600         459,775
Louisiana Pacific Corp. ...........    22,800         433,200
Masco Corp. .......................    19,400         986,975
Owens Corning .....................    11,300         385,613
PPG Industries, Inc. ..............    21,700       1,239,613
Sherwin Williams Co. ..............    18,600         516,150
Weyerhaeuser Co. ..................    23,700       1,162,781
                                                  -----------
                                                    5,640,082
                                                  -----------
ELECTRICAL EQUIPMENT (3.8%)
Emerson Electric Co. ..............    54,700       3,087,131
General Electric Co. ..............   401,200      29,438,050
Grainger (W.W.), Inc. .............     6,100         592,844
Thomas & Betts Corp. ..............     9,600         453,600
Westinghouse Electric Corp.  ......    84,900       2,499,244
                                                  -----------
                                                   36,070,869
                                                  -----------
MACHINERY (1.7%)
Allied Signal, Inc. ...............    69,800       2,717,837
Case Corp. ........................     9,200         556,025
Caterpillar, Inc. .................    46,400       2,253,300
Cooper Industries, Inc. ...........    14,700         720,300
Cummins Engine Company, Inc.  .....     7,000         413,438
Deere & Co. .......................    31,100       1,813,519
Dover Corp. .......................    26,800         968,150
Fluor Corp. .......................    10,900         407,387
Harnischfeger Industries, Inc.  ...    13,000         459,062
Illinois Tool Works, Inc. .........    30,700       1,845,837
Ingersoll Rand Co. ................    19,950         807,975
Pall Corp. ........................    20,500         424,094
Parker-Hannifin Corp. .............    13,150         603,256
United Technologies Corp. .........    28,700       2,089,719
                                                  -----------
                                                   16,079,899
                                                  -----------
 TOTAL CAPITAL GOODS (7.6%)  ......                71,817,943
                                                  -----------
CONSUMER CYCLICALS
AIRLINES (0.4%)
AMR Corp.* ........................    11,300       1,452,050
Delta Air Lines, Inc. .............     8,600       1,023,400
Southwest Airlines Co. ............    25,050         616,856
US Airways Group, Inc.* ...........    11,000         687,500
                                                  -----------
                                                    3,779,806
                                                  -----------
APPAREL, TEXTILE (0.4%)
Fruit of the Loom, Inc. (Class A)*     18,900         484,312
Liz Claiborne, Inc. ...............    10,000         418,125
National Service Industries, Inc.       9,000         446,063
Nike, Inc. (Class B) ..............    37,800       1,483,650
VF Corp. ..........................    16,500         757,969
                                                  -----------
                                                    3,590,119
                                                  -----------
AUTO RELATED (0.5%)
Cooper Tire & Rubber Co. ..........    16,600         404,625
Dana Corp. ........................    12,400         589,000
Eaton Corp. .......................     8,600         767,550
Echlin, Inc. ......................    14,100         510,244
Genuine Parts Co. .................    19,700         668,569
Goodyear Tire & Rubber Co. ........    16,700       1,062,537
Snap-On, Inc. .....................    10,150         442,794
                                                  -----------
                                                    4,445,319
                                                  -----------
AUTOS & TRUCKS (1.7%)
AutoZone, Inc.* ...................    17,800     $   516,200
Chrysler Corp. ....................    82,500       2,902,969
Ford Motor Co. ....................   146,100       7,113,244
General Motors Corp. ..............    89,200       5,407,750
Paccar, Inc. ......................    10,400         546,000
                                                  -----------
                                                   16,486,163
                                                  -----------

FOOD SERVICES, LODGING (0.8%)
Harrah's Entertainment, Inc.*  ....    25,200         475,650
ITT Corp.* ........................    13,300       1,102,237
Marriott International, Inc.  .....    14,900       1,031,825
McDonald's Corp. ..................    85,100       4,063,525
Tricon Global Restaurants, Inc.* ..    17,020         494,644
Wendy's International, Inc.  ......    21,500         517,344
                                                  -----------
                                                    7,685,225
                                                  -----------

HOUSEHOLD FURNITURE,
 APPLIANCES (0.3%)
Black & Decker Corp. ..............    12,400         484,375
Maytag Corp. ......................    13,400         499,987
Newell Company ....................    20,500         871,250
Rubbermaid, Inc. ..................    16,600         415,000
Stanley Works .....................     9,200         434,125
Whirlpool Corp. ...................     8,500         467,500
                                                  -----------
                                                    3,172,237
                                                  -----------
LEISURE RELATED (1.7%)
American Greetings Corp.
 (Class A) ........................    12,300         481,237
Brunswick Corp. ...................    17,100         518,344
Cendant Corp.* ....................    97,551       3,353,307
Disney (Walt) Co. .................    82,400       8,162,750
Hasbro, Inc. ......................    15,200         478,800
Hilton Hotels Corp. ...............    30,000         892,500
Mattel, Inc. ......................    34,843       1,297,902
Mirage Resorts, Inc.* .............    21,200         482,300
                                                  -----------
                                                   15,667,140
                                                  -----------
PHOTO & OPTICAL (0.3%)
Allergan, Inc. ....................    13,900         466,519
Eastman Kodak Company .............    35,800       2,177,087
Polaroid Corp. ....................     9,900         482,006
                                                  -----------
                                                    3,125,612
                                                  -----------
RETAIL--GENERAL (4.1%)
Circuit City Stores-Circuit City
 Group ............................    14,000         497,875
Costco Cos., Inc.* ................    26,300       1,173,637
CVS Corp. .........................    21,300       1,364,531
Dayton Hudson Corp. ...............    27,000       1,822,500
Dillard's, Inc. (Class A) .........    13,500         475,875
Federated Department Stores, Inc.*     25,900       1,115,319
Gap, Inc. .........................    49,800       1,764,787
Harcourt General, Inc. ............     7,800         427,050
Home Depot, Inc. ..................    90,400       5,322,300
K-Mart Corp.* .....................    60,300         697,219
Limited, Inc. .....................    32,800         836,400
Lowe's Cos., Inc. .................    21,500       1,025,281
May Department Stores Co. .........    28,800       1,517,400
Nordstrom, Inc. ...................     9,300         561,488
Penney (J.C.), Inc. ...............    30,800       1,857,625
Sears, Roebuck & Co. ..............    48,500       2,194,625

                                       22

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

=============================================================
                                       NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
Tandy Corp. .......................    13,000     $   501,313
TJX Cos., Inc. ....................    19,700         677,188
Toys R Us, Inc.* ..................    35,300       1,109,744
Walgreen Co. ......................    61,000       1,913,875
Wal-Mart Stores, Inc. .............   280,500      11,062,219
Woolworth Corp.* ..................    22,100         450,288
                                                  -----------
                                                   38,368,539
                                                  -----------
 TOTAL CONSUMER CYCLICALS (10.2%)                  96,320,160
                                                  -----------
CONSUMER NONCYCLICALS
BEVERAGES (3.4%)
Anheuser Busch Companies, Inc. ....    61,100       2,688,400
Brown Forman Corp. (Class B)  .....     7,600         419,900
Coca-Cola Co. .....................   303,900      20,247,337
Pepsico, Inc. .....................   188,700       6,875,756
Seagram Ltd. ......................    47,300       1,528,381
                                                  -----------
                                                   31,759,774
                                                  -----------
CONTAINERS (0.2%)
Bemis, Inc. .......................    11,100         489,094
Crown Cork & Seal Co., Inc.  ......    12,900         646,612
Owens-Illinois, Inc.* .............    14,600         553,888
                                                  -----------
                                                    1,689,594
                                                  -----------
DRUGS (7.3%)
ALZA Corp.* .......................    16,900         537,631
American Home Products Corp.  .....    80,100       6,127,650
Amgen, Inc.* ......................    32,800       1,775,300
Bristol-Meyers Squibb Co. .........   123,200      11,657,800
Lilly (Eli) & Co. .................   137,500       9,573,437
Merck & Co., Inc. .................   148,500      15,778,125
Pfizer, Inc. ......................   158,900      11,847,981
Pharmacia & Upjohn, Inc. ..........    62,690       2,296,021
Schering Plough Corp. .............    90,100       5,597,463
Warner-Lambert Co. ................    33,400       4,141,600
                                                  -----------
                                                   69,333,008
                                                  -----------
FOODS (2.6%)
Archer Daniels Midland Co. ........    67,262       1,458,745
Campbell Soup Co. .................    56,700       3,295,687
ConAgra, Inc. .....................    58,300       1,912,969
CPC International, Inc. ...........    17,700       1,911,600
General Mills, Inc. ...............    19,700       1,411,012
Heinz (H.J.) Co. ..................    45,550       2,314,509
Hershey Foods Corp. ...............    17,200       1,065,325
Kellogg Co. .......................    50,900       2,525,912
Pioneer Hi Bred International,
 Inc. .............................     8,100         868,725
Quaker Oats Co. ...................    16,900         891,475
Ralston-Ralston Purina Group  .....    12,800       1,189,600
Rite Aid Corp. ....................    15,200         892,050
Sara Lee Corp. ....................    59,200       3,333,700
Wrigley (Wm.), Jr. Co. ............    14,300       1,137,744
                                                  -----------
                                                   24,209,053
                                                  -----------
HOSPITAL SUPPLIES & SERVICES (3.6%)
Abbott Laboratories ...............    95,100       6,234,994
Baxter International, Inc. ........    34,500       1,740,094
Becton, Dickinson & Co. ...........    14,400         720,000
Biomet, Inc. ......................    19,100         489,437
Boston Scientific Corp.* ..........    23,300       1,068,887
Cardinal Health, Inc. .............    13,400       1,006,675
Columbia/HCA Healthcare Corp. .....    80,800       2,393,700
Guidant Corp. .....................    17,800       1,108,050
Healthsouth Corp.* ................    47,900     $ 1,329,225
Humana, Inc.* .....................    20,200         419,150
Johnson and Johnson ...............   164,400      10,829,850
Mallinckrodt, Inc. ................    11,900         452,200
Medtronic, Inc. ...................    57,800       3,023,663
Saint Jude Medical, Inc.* .........    17,150         523,075
Tenet Healthcare Corp.* ...........    36,400       1,205,750
United Healthcare Corp. ...........    23,200       1,152,750
                                                  -----------
                                                   33,697,500
                                                  -----------
RETAIL--FOOD (0.6%)
Albertsons, Inc. ..................    30,400       1,440,200
American Stores Co. ...............    33,700         692,956
Giant Food, Inc. (Class A) ........    13,900         468,256
Kroger Co.* .......................    31,500       1,163,531
Supervalu, Inc. ...................    11,000         460,625
Sysco Corp. .......................    21,500         979,594
Winn Dixie Stores, Inc. ...........    18,400         803,850
                                                  -----------
                                                    6,009,012
                                                  -----------
SOAPS & TOILETRIES (3.2%)
Avon Products, Inc. ...............    15,700         963,587
Clorox Co. ........................    12,500         988,281
Colgate Palmolive Co. .............    36,800       2,704,800
Gillette Co. ......................    69,600       6,990,450
International Flavors &
 Fragrances, Inc. .................    13,000         669,500
Procter & Gamble Co. ..............   167,900      13,400,519
Unilever N.V. .....................    79,600       4,970,025
                                                  -----------
                                                   30,687,162
                                                  -----------
TOBACCO (1.8%)
Fortune Brands, Inc. ..............    19,600         726,425
Loews Corp. .......................    13,500       1,432,687
Philip Morris Cos., Inc. ..........   299,100      13,552,969
UST, Inc. .........................    22,700         838,481
                                                  -----------
                                                   16,550,562
                                                  -----------
 TOTAL CONSUMER NONCYCLICALS (22.7%)              213,935,665
                                                  -----------
CREDIT SENSITIVE
BANKS (8.3%)
Ahmanson (H.F.) & Co. .............    12,000         803,250
Banc One Corp. ....................    71,900       3,905,069
Bank of New York Co., Inc. ........    46,800       2,705,625
BankAmerica Corp. .................    86,100       6,285,300
BankBoston Corp. ..................    18,000       1,690,875
Bankers Trust New York Corp.  .....    12,300       1,382,981
Barnett Banks, Inc. ...............    24,500       1,760,937
Chase Manhattan Corp. .............    52,240       5,720,280
Citicorp ..........................    56,500       7,143,719
Comerica, Inc. ....................    13,000       1,173,250
CoreStates Financial Corp. ........    25,000       2,001,562
Fifth Third Bancorp ...............    19,000       1,553,250
First Chicago NBD Corp. ...........    36,449       3,043,491
First Union Corp. .................    77,000       3,946,250
Golden West Financial Corp.  ......     6,800         665,125
Huntington Bancshares, Inc.  ......    22,900         824,400
KeyCorp. ..........................    26,800       1,897,775
Mellon Bank Corp. .................    31,000       1,879,375
Morgan (J.P.) & Co., Inc. .........    22,100       2,494,538
National City Corp. ...............    26,400       1,735,800
NationsBank Corp. .................    87,399       5,314,952
Norwest Corp. .....................    92,000       3,553,500

                                       23

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

=============================================================
                                       NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
PNC Bank Corp. ....................    37,700     $ 2,151,256
Republic New York Corp. ...........     6,400         730,800
State Street Corp. ................    19,200       1,117,200
Suntrust Banks, Inc. ..............    26,200       1,870,025
U.S. Bancorp. .....................    30,026       3,361,035
Wachovia Corp. ....................    25,000       2,028,125
Washington Mutual, Inc. ...........    30,800       1,965,425
Wells Fargo & Co. .................    10,800       3,665,925
                                                  -----------
                                                   78,371,095
                                                  -----------
FINANCIAL SERVICES (2.5%)
American Express Co. ..............    57,700       5,149,725
Beneficial Corp. ..................     6,300         523,687
Country Wide Credit Industries,
 Inc. .............................    12,200         523,075
Equifax, Inc. .....................    17,900         634,331
Fleet Financial Group, Inc.  ......    30,879       2,313,995
Green Tree Financial Corp. ........    22,500         589,219
Household International, Inc.  ....    13,100       1,671,069
MBIA, Inc. ........................    11,000         734,937
MBNA Corp. ........................    61,687       1,684,826
Merrill Lynch & Co., Inc. .........    40,800       2,975,850
Morgan Stanley, Dean Witter,
 Discover & Co. ...................    72,205       4,269,121
Schwab (Charles) Corp. ............    31,850       1,335,709
Synovus Financial Corp. ...........    21,000         687,750
Transamerica Corp. ................     7,600         809,400
                                                  -----------
                                                   23,902,694
                                                  -----------
INSURANCE (4.8%)
Aetna, Inc. .......................    18,443       1,301,384
Allstate Corp. ....................    53,438       4,856,178
American General Corp. ............    30,500       1,648,906
American International Group, Inc.     86,225       9,376,969
Aon Corp. .........................    20,550       1,204,744
Chubb Corp. .......................    21,200       1,603,250
CIGNA Corp. .......................     9,100       1,574,869
Cincinnati Financial Corp. ........     6,800         957,100
Conseco, Inc. .....................    22,500       1,022,344
General Re Corp. ..................     9,800       2,077,600
Hartford Financial Services Group,
 Inc. .............................    14,500       1,356,656
Jefferson-Pilot Corp. .............     8,700         677,512
Lincoln National Corp. Industries .    12,200         953,125
Marsh & McLennan Cos., Inc.  ......    20,700       1,543,444
MGIC Investment Corp. .............    14,000         931,000
Progressive Corp. .................     8,900       1,066,888
Providian Financial Corp. .........    11,200         506,100
Safeco Corp. ......................    17,100         833,625
Saint Paul Cos., Inc. .............    10,300         845,244
SunAmerica, Inc. ..................    24,000       1,026,000
Torchmark Corp. ...................    17,000         715,063
Travelers Group, Inc. .............   140,857       7,588,671
UNUM Corp. ........................    16,700         908,063
USF&G Corp. .......................    21,800         480,963
                                                  -----------
                                                   45,055,698
                                                  -----------
MORTGAGE RELATED (1.2%)
Federal National Mortgage
 Association ......................   130,600       7,452,362
Federal Home Loan Mortgage Corp.  .    85,500       3,585,656
                                                  -----------
                                                   11,038,018
                                                  -----------
UTILITY--ELECTRIC (2.4%)
American Electric Power, Inc.  ....    23,500     $ 1,213,187
Baltimore Gas & Electric Co.  .....    18,300         623,344
Carolina Power & Light Co. ........    18,300         776,606
Central & South West Corp. ........    25,600         692,800
CINergy Corp. .....................    19,613         751,423
Consolidated Edison, Inc. .........    29,200       1,197,200
Dominion Resources, Inc. ..........    23,100         983,194
DTE Energy Co. ....................    17,500         607,031
Duke Energy Co. ...................    44,630       2,471,386
Edison International ..............    49,300       1,340,344
Entergy Corp. .....................    30,000         898,125
FirstEnergy Corp.* ................    28,600         829,400
FPL Group, Inc. ...................    22,600       1,337,637
GPU, Inc. .........................    15,000         631,875
Houston Industries, Inc. ..........    35,400         944,737
Northern States Power Co. .........     8,300         483,475
Pacificorp. .......................    36,800       1,005,100
Peco Energy Co. ...................    26,900         652,325
PG&E Corp. ........................    54,400       1,655,800
PP&L Resources, Inc. ..............    20,000         478,750
Public Service Enterprise Group  ..    28,800         912,600
Texas Utilities Co. ...............    29,900       1,242,719
Unicom Corporation ................    26,900         827,175
Union Electric Co. ................    12,700         549,275
                                                  -----------
                                                   23,105,508
                                                  -----------
UTILITY--GAS (0.4%)
Columbia Gas System, Inc. .........     6,900         542,081
Consolidated Natural Gas Co.  .....    11,500         695,750
ENRON Corp. .......................    38,000       1,579,375
Nicor, Inc. .......................    11,800         497,813
                                                  -----------
                                                    3,315,019
                                                  -----------
UTILITY--TELEPHONE (5.8%)
Alltel Corp. ......................    22,500         923,906
Ameritech Corp. ...................    67,900       5,465,950
AT&T Corp. ........................   200,500      12,280,625
Bell Atlantic Corp. ...............    95,696       8,708,336
BellSouth Corp. ...................   122,300       6,887,019
Frontier Corp. ....................    18,500         445,156
GTE Corp. .........................   117,900       6,160,275
SBC Communications, Inc. ..........   112,773       8,260,622
Sprint Corp. ......................    53,100       3,112,988
U.S. West Communications Group*  ..    57,500       2,594,688
                                                  -----------
                                                   54,839,565
                                                  -----------
 TOTAL CREDIT SENSITIVE (25.4%)                   239,627,597
                                                  -----------
ENERGY
COAL & GAS PIPELINES (0.5%)
Burlington Resources, Inc. ........    21,830         978,257
Coastal Corp. .....................    12,800         792,800
Pacific Enterprises ...............    13,000         489,125
Sonat, Inc. .......................    10,600         484,950
Tenneco, Inc. .....................    20,300         801,850
Williams Cos., Inc. ...............    39,500       1,120,813
                                                  -----------
                                                    4,667,795
                                                  -----------
OIL--DOMESTIC (1.9%)
Amerada Hess Corp. ................    10,900         598,137
Amoco Corp. .......................    60,400       5,141,550

                                       24

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

=============================================================
                                       NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
Anadarko Petroleum Corp. ..........     7,600     $   461,225
Apache Corp. ......................    12,200         427,762
Ashland, Inc. .....................     8,300         445,606
Atlantic Richfield Co. ............    39,400       3,156,925
Kerr McGee Corp. ..................     7,200         455,850
Occidental Petroleum Corp. ........    39,000       1,143,188
Oryx Energy Co.* ..................    16,900         430,950
Pennzoil Co. ......................     6,500         434,281
Phillips Petroleum Co. ............    31,800       1,546,275
Sun Co., Inc. .....................    11,500         483,719
Union Pacific Resources Group,
 Inc. .............................    30,608         742,244
Unocal Corp. ......................    29,800       1,156,613
USX-Marathon Group ................    34,700       1,171,125
USX-U.S. Steel Group ..............    13,500         421,875
                                                  -----------
                                                   18,217,325
                                                  -----------
OIL--INTERNATIONAL (5.3%)
Chevron Corp. .....................    81,100       6,244,700
Exxon Corp. .......................   304,700      18,643,831
Mobil Corp. .......................    97,400       7,031,063
Royal Dutch Petroleum Co. (ADR)  ..   265,600      14,392,200
Texaco, Inc. ......................    63,700       3,463,688
                                                  -----------
                                                   49,775,482
                                                  -----------
OIL--SUPPLIES & CONSTRUCTION (1.0%)
Baker Hughes, Inc. ................    20,500         894,312
Dresser Industries, Inc. ..........    20,900         876,494
Halliburton Co. ...................    29,800       1,547,737
Helmerich & Payne, Inc. ...........     7,000         475,125
Schlumberger Ltd. .................    61,300       4,934,650
Western Atlas, Inc.* ..............     6,400         473,600
                                                  -----------
                                                    9,201,918
                                                  -----------
RAILROADS (0.7%)
Burlington Northern Santa Fe  .....    18,651       1,733,377
CSX Corp. .........................    26,900       1,452,600
Norfolk Southern Corp. ............    46,500       1,432,781
Union Pacific Corp. ...............    29,700       1,854,394
                                                  -----------
                                                    6,473,152
                                                  -----------
 TOTAL ENERGY (9.4%)...............                88,335,672
                                                  -----------
TECHNOLOGY
ELECTRONICS (4.2%)
Advanced Micro Devices, Inc.*  ....    25,100         450,231
AMP, Inc. .........................    27,100       1,138,200
Applied Materials, Inc.* ..........    44,900       1,352,613
BB&T Corp. ........................    17,100       1,095,469
Cisco Systems, Inc.* ..............   123,150       6,865,612
EMC Corp.* ........................    60,800       1,668,200
Harris Corp. ......................    10,300         472,512
Intel Corp. .......................   201,300      14,141,325
ITT Industries, Inc. ..............    14,500         454,938
KLA-Tencor Corp.* .................    13,400         517,575
LSI Logic Corp.* ..................    23,500         464,125
Micron Technology, Inc.* ..........    24,700         642,200
Motorola, Inc. ....................    73,400       4,188,388
National Semiconductor Corp.*  ....    19,300         500,594
Parametric Technology Corp.*  .....    15,000         710,625
Perkin-Elmer Corp. ................     7,200         511,650
Seagate Technology, Inc.* .........    28,700         552,475
Siebel Systems, Inc.* .............        27           1,129
Texas Instruments, Inc. ...........    47,300     $ 2,128,500
3Com Corp.* .......................    42,500       1,484,844
                                                  -----------
                                                   39,341,205
                                                  -----------
OFFICE EQUIPMENT (4.1%)
Bay Networks, Inc.* ...............    24,700         631,394
Ceridian Corp.* ...................    10,800         494,775
Compaq Computer Corp. .............    93,235       5,261,950
Dell Computer Corp.* ..............    40,800       3,427,200
Digital Equipment Corp.* ..........    18,300         677,100
Hewlett-Packard Co. ...............   128,200       8,012,500
Honeywell, Inc. ...................    15,000       1,027,500
International Business Machines
 Corp. ............................   121,100      12,662,519
Pitney Bowes, Inc. ................    17,800       1,600,888
Sun Microsystems, Inc.* ...........    45,500       1,814,313
Unisys Corp.* .....................    36,100         500,888
Xerox Corp. .......................    40,100       2,959,881
                                                  -----------
                                                   39,070,908
                                                  -----------
OFFICE EQUIPMENT SERVICES (3.4%)
Adobe Systems, Inc. ...............    12,700         523,875
Automatic Data Processing, Inc.  ..    35,900       2,203,362
Computer Associates International,
 Inc. .............................    66,925       3,538,659
Computer Sciences Corp.* ..........     9,200         768,200
First Data Corp. ..................    54,400       1,591,200
HBO & Co. .........................    23,500       1,128,000
Microsoft Corp.* ..................   146,800      18,973,900
Novell, Inc.* .....................    59,600         447,000
Oracle Corp.* .....................   120,787       2,695,060
Silicon Graphics, Inc.* ...........    34,500         429,094
                                                  -----------
                                                   32,298,350
                                                  -----------
TELECOMMUNICATIONS (2.3%)
AirTouch Communications, Inc.* ....    61,800       2,568,562
Andrew Corp.* .....................    19,212         461,088
Cabletron Systems, Inc.* ..........    33,000         495,000
DSC Communications Corp.* .........    19,800         475,200
Lucent Technologies, Inc. .........    79,094       6,317,633
MCI Communications Corp. ..........    85,300       3,651,906
Northern Telecommunications Ltd.  .    32,300       2,874,700
Tellabs, Inc.* ....................    22,300       1,179,113
WorldCom, Inc.* ...................   110,700       3,348,675
                                                  -----------
                                                   21,371,877
                                                  -----------
 TOTAL TECHNOLOGY (14.0%)..........               132,082,340
                                                  -----------
DIVERSIFIED
MISCELLANEOUS (1.1%)
Corning, Inc. .....................    29,800       1,106,325
Ikon Office Solutions, Inc.  ......    16,500         464,062
Minnesota Mining & Manufacturing
 Co. ..............................    51,600       4,234,425
Textron, Inc. .....................    19,600       1,225,000
Tyco International Ltd. ...........    65,686       2,959,975
Whitman Corp. .....................    16,300         424,819
                                                  -----------
 TOTAL DIVERSIFIED (1.1%) .........                10,414,606
                                                  -----------
TOTAL COMMON STOCKS (98.3%)
 (Cost $705,933,343) ..............               927,171,699
                                                  -----------

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

=========================================================
                                PRINCIPAL        VALUE
                                  AMOUNT       (NOTE 1)
---------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT & AGENCIES
Federal Home Loan Mortgage
 Corp.
 6.0%, due 01/02/98 .........  $10,500,000   $ 10,498,250
U.S. Treasury
 6.0%, due 01/08/98** .......      900,000        886,153
                                             ------------
TOTAL U.S. GOVERNMENT & AGENCIES (1.2%)        11,384,403
                                             ------------
TOTAL SHORT-TERM DEBT SECURITIES (1.2%)
 (Amortized Cost
  $11,384,403)...............                  11,384,403
                                             ------------
TOTAL INVESTMENTS (99.5%)
 (Cost/Amortized Cost
 $717,317,746) ..............                 938,556,102
OTHER ASSETS
 LESS LIABILITIES (0.5%)  ...                   5,184,922
                                             ------------
NET ASSETS (100.0%) .........                $943,741,024
                                             ============

Financial Futures Contracts outstanding at December 31, 1997:

                       EXPIRATION       NUMBER        ORIGINAL      VALUE AT      UNREALIZED
DESCRIPTION               DATE       OF CONTRACTS      VALUE        12/31/97     APPRECIATION
--------------------  ------------ --------------  ------------- -------------  --------------
LONG S&P 500 INDEX*       3/98            46        $11,131,350    $11,259,650     $128,300

------------
*      Non-income producing.
**     Security segregated as collateral on financial futures contracts.
       Glossary:
       ADR--American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

================================================================
                                       NUMBER          VALUE
                                     OF SHARES       (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS (0.3%)
CHEMICALS
Monsanto Co. .....................      725,000   $   30,450,000
                                                  --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.3%)
Waste Management, Inc. ...........      900,000       24,750,000
                                                  --------------
PRINTING, PUBLISHING &
 BROADCASTING (5.1%)
CBS Corp. ........................      595,000       17,515,313
Chris Craft Industries, Inc.
 (Class B)*++ ....................    1,226,156       64,143,286
Comcast Corp. (Class A) SPL  .....    1,011,800       31,934,937
Liberty Media Group (Class A)* ...    2,600,963       94,284,909
TCI Group (Class A)* (a) .........    5,309,026      150,311,799
Time Warner, Inc. ................      178,900       11,091,800
U.S. West Media Group* ...........      265,000        7,651,875
Viacom, Inc. (Class B)* ..........    2,801,300      116,078,869
                                                  --------------
                                                     493,012,788
                                                  --------------
 TOTAL BUSINESS SERVICES (5.4%) ..                   517,762,788
                                                  --------------
CAPITAL GOODS
AEROSPACE (0.3%)
Loral Space &
 Communications* (a) .............    1,440,000       30,870,000
                                                  --------------
MACHINERY (0.1%)
UNOVA, Inc.* .....................      288,800        4,747,150
                                                  --------------
 TOTAL CAPITAL GOODS (0.4%) ......                    35,617,150
                                                  --------------
CONSUMER CYCLICALS
AIRLINES (1.9%)
AMR Corp.* .......................      185,000       23,772,500
Delta Air Lines, Inc. ............      769,300       91,546,700
Northwest Airlines Corp.
 (Class A)* ......................      498,300       23,856,112
UAL Corp.* .......................      328,500       30,386,250
US Airways Group, Inc.* ..........      200,000       12,500,000
                                                  --------------
                                                     182,061,562
                                                  --------------
AUTO RELATED (1.5%)
Republic Industries, Inc.* (a)  ..    5,949,500      138,697,719
                                                  --------------
AUTOS & TRUCKS (1.2%)
AutoZone, Inc.* ..................    2,590,300       75,118,700
Chrysler Corp. ...................    1,223,800       43,062,462
                                                  --------------
                                                     118,181,162
                                                  --------------
FOOD SERVICES, LODGING (1.1%)
ITT Corp.* .......................    1,294,500      107,281,688
                                                  --------------
LEISURE RELATED (6.2%)
Carnival Corp. (Class A) .........       37,600        2,082,100
Cendant Corp.* (a) ...............   17,123,600      588,623,750
                                                  --------------
                                                     590,705,850
                                                  --------------
RETAIL--GENERAL (3.0%)
Home Depot, Inc. .................    2,222,000      130,820,250
Limited, Inc. ....................    2,100,500       53,562,750
Lowe's Cos., Inc. ................      511,400       24,387,387
Sears, Roebuck & Co. .............      600,500       27,172,625
Wal-Mart Stores, Inc. ............    1,278,000       50,401,125
                                                  --------------
                                                     286,344,137
                                                  --------------
 TOTAL CONSUMER CYCLICALS (14.9%)                  1,423,272,118
                                                  --------------
CONSUMER NONCYCLICALS
DRUGS (3.6%)
Astra AB (A Shares) ..............    3,206,664   $   55,531,720
Centocor, Inc.* ..................       44,700        1,486,275
Merck & Co., Inc. ................    2,163,200      229,840,000
Schering Plough Corp. ............      862,000       53,551,750
                                                  --------------
                                                     340,409,745
                                                  --------------
HOSPITAL SUPPLIES & SERVICES (2.9%)
Abbott Laboratories ..............      926,800       60,763,325
Boston Scientific Corp.* .........    1,547,200       70,977,800
Medtronic, Inc. (a) ..............    2,425,300      126,873,506
United Healthcare Corp. (a)  .....      448,500       22,284,844
                                                  --------------
                                                     280,899,475
                                                  --------------
TOBACCO (5.1%)
Loews Corp. ......................    2,068,500      219,519,562
Philip Morris Cos., Inc. (a)  ....    5,967,100      270,384,219
                                                  --------------
                                                     489,903,781
                                                  --------------
 TOTAL CONSUMER NONCYCLICALS (11.6%)               1,111,213,001
                                                  --------------
CREDIT SENSITIVE
BANKS (3.7%)
Chase Manhattan Corp. ............    1,762,868      193,034,046
First Union Corp. ................    2,010,000      103,012,500
NationsBank Corp. ................      965,000       58,684,062
                                                  --------------
                                                     354,730,608
                                                  --------------
FINANCIAL SERVICES (7.2%)
American Express Co. (a) .........    2,850,400      254,398,200
Fleet Financial Group, Inc.  .....      192,100       14,395,494
Household International, Inc.  ...      180,800       23,063,300
MBNA Corp. (a) ...................    9,762,525      266,638,964
Morgan Stanley, Dean Witter,
 Discover & Co. ..................    1,113,166       65,815,940
PMI Group, Inc. ..................      823,700       59,563,806
                                                  --------------
                                                     683,875,704
                                                  --------------
INSURANCE (11.2%)
Allstate Corp. ...................    1,346,647      122,376,546
American International Group,
 Inc. ............................    3,510,075      381,720,656
Hartford Financial Services
 Group, Inc. .....................      808,600       75,654,638
Progressive Corp. ................      599,900       71,913,012
Travelers Group, Inc. (a) ........    7,853,498      423,107,178
                                                 ---------------
                                                   1,074,772,030
                                                 ---------------
MORTGAGE RELATED (0.3%)
Federal National Mortgage
 Association .....................      543,000       30,984,938
                                                 ---------------
REAL ESTATE (1.7%)
CBL & Associates
 Properties, Inc. ................    1,007,200       24,865,250
Macerich Co. .....................      717,500       20,448,750
Manufactured Home Communities,
 Inc. ............................       33,000          891,000
Regency Realty Corp. .............      128,700        3,563,381
Simon Debartolo Group, Inc.  .....    1,443,000       47,168,063
Spieker Properties, Inc. .........    1,373,400       58,884,525
Summit Properties, Inc. ..........      464,100        9,804,112
                                                 ---------------
                                                     165,625,081
                                                 ---------------
UTILITY--TELEPHONE (3.2%)
AT&T Corp. .......................      500,000       30,625,000
BellSouth Corp. ..................       10,824          609,527

                                       27

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

================================================================
                                       NUMBER          VALUE
                                     OF SHARES       (NOTE 1)
----------------------------------------------------------------
Telecomunicacoes Brasileiras
 S.A.--Telebras (ADR) ............      422,300   $   49,171,556
Teleport Communications Group,
 Inc. (Class A)*++ (a) ...........    4,011,000      220,103,625
                                                  --------------
                                                     300,509,708
                                                  --------------
 TOTAL CREDIT SENSITIVE (27.3%)                    2,610,498,069
                                                  --------------
ENERGY
OIL--DOMESTIC (0.3%)
Union Pacific Resources
 Group, Inc. .....................    1,211,677       29,383,167
                                                  --------------
OIL--SUPPLIES & CONSTRUCTION (4.7%)
BJ Services Co.* (a) .............    1,171,800       84,296,363
Baker Hughes, Inc. ...............      830,000       36,208,750
Dresser Industries, Inc. .........    1,507,300       63,212,394
Halliburton Co. ..................    2,428,700      126,140,606
Nabors Industries, Inc.* .........      729,500       22,933,656
Rowan Cos., Inc.* ................      200,000        6,100,000
Santa Fe International Corp. (a)        286,900       11,673,244
Schlumberger Ltd. ................      109,100        8,782,550
Transocean Offshore, Inc. ........    1,400,000       67,462,500
Western Atlas, Inc.* .............      338,800       25,071,200
                                                  --------------
                                                     451,881,263
                                                  --------------
RAILROADS (1.3%)
Canadian Pacific Ltd. ............    2,673,300       72,847,425
Union Pacific Corp. ..............      728,371       45,477,664
                                                  --------------
                                                     118,325,089
                                                  --------------
 TOTAL ENERGY (6.3%) .............                   599,589,519
                                                  --------------
TECHNOLOGY
ELECTRONICS (12.8%)
Altera Corp.* (a) ................      300,000        9,937,500
Applied Magnetics Corp.* .........      225,000        2,503,125
Cisco Systems, Inc.* (a) .........    8,986,500      500,997,375
EMC Corp.* (a) ...................    1,300,000       35,668,750
Intel Corp. (a) ..................    1,750,000      122,937,500
National Semiconductor Corp.*  ...    1,450,000       37,609,375
Network Associates, Inc.* (a)  ...    1,550,000       81,956,250
Solectron Corp.* (a) .............      600,000       24,937,500
Sterling Commerce, Inc.* (a)  ....    2,033,582       78,165,808
Teradyne, Inc.* (a) ..............      450,000       14,400,000
Texas Instruments, Inc. (a)  .....    2,640,000      118,800,000
3Com Corp.* (a) ..................    5,610,900      196,030,819
                                                  --------------
                                                   1,223,944,002
                                                  --------------
OFFICE EQUIPMENT (2.6%)
Ceridian Corp.*++ ................    3,815,000      174,774,688
Sterling Software, Inc.* .........      586,200       24,034,200
Xerox Corp. (a) ..................      659,500       48,679,344
                                                  --------------
                                                     247,488,232
                                                  --------------

OFFICE EQUIPMENT SERVICES (0.6%)
First Data Corp. (a) .............    1,400,000       40,950,000
Fore Systems, Inc.* ..............      101,400        1,546,350
Oracle Corp.* (a) ................      650,150       14,506,472
                                                  --------------
                                                      57,002,822
                                                  --------------
TELECOMMUNICATIONS (10.3%)
ADC Telecommunications,
 Inc.* (a) .......................      750,000       31,312,500
AirTouch Communications, Inc.* ...      894,600       37,181,812
Ascend Communications,
 Inc.* (a) .......................      250,000        6,125,000
Cabletron Systems, Inc.* .........      550,000   $    8,250,000
DSC Communications Corp.* (a) ....    5,866,100      140,786,400
Lucent Technologies, Inc. (a)  ...      300,000       23,962,500
MCI Communications Corp. (a)  ....    3,567,300      152,725,031
Mannesmann AG (ADR) ..............      143,700       72,505,272
Nokia Corp. (ADR) ................      200,000       14,000,000
TCI Ventures Group* (a) ..........    2,998,710       83,776,461
Tellabs, Inc.* ...................      585,000       30,931,875
WorldCom, Inc.* (a) ..............   12,706,004      384,356,621
                                                  --------------
                                                     985,913,472
                                                  --------------
 TOTAL TECHNOLOGY (26.3%) ........                 2,514,348,528
                                                  --------------
DIVERSIFIED
MISCELLANEOUS (1.0%)
Anixter International, Inc.*  ....      633,734       10,456,611
Tyco International Ltd. ..........    1,873,336       84,417,203
                                                  --------------
 TOTAL DIVERSIFIED (1.0%) ........                    94,873,814
                                                  --------------
TOTAL COMMON STOCKS (93.5%)
 (Cost $6,267,252,116)............                 8,937,624,987
                                                  --------------
PREFERRED STOCKS:
BUSINESS SERVICES (0.1%)
ENVIRONMENTAL CONTROL
Republic Industries, Inc.
 6.5% Exch. Conv. ................      470,400       11,054,400
                                                  --------------
TECHNOLOGY (0.5%)
TELECOMMUNICATIONS
WorldCom, Inc.
 8.0% Conv. ......................      487,000       51,074,125
                                                  --------------
TOTAL PREFERRED STOCKS (0.6%)
 (Cost $46,139,690) ..............                    62,128,525
                                                  --------------

                                     Principal
                                       Amount
                                       ------
SHORT-TERM DEBT SECURITIES:
CERTIFICATES OF DEPOSIT (0.3%)
Deutsche Bank
 5.75%, due 01/20/98 .............  $25,000,000       24,997,471
                                                   -------------
COMMERCIAL PAPER
Associates Corp. of
 North America
 6.75%, due 01/02/98 .............   40,000,000       39,992,500
Bank One Columbus
 6.5%, due 01/02/98 ..............   12,000,000       11,997,833
Bank of New York
 5.8%, due 01/30/98 ..............   25,000,000       24,883,195
Coca Cola Co.
 6.5%, due 01/02/98 ..............   20,000,000       19,996,388
CXC, Inc.
 6.75%, due 01/02/98 .............   50,000,000       49,990,625
Edison Asset Securitization
 5.84%, due 02/12/98 .............    4,000,000        3,972,929
Florida Power Corp.
 6.4%, due 01/02/98 ..............   20,000,000       19,996,444
International Lease
 Finance Corp.
 6.68%, due 01/02/98 .............      700,000          699,870
Koch Industries
 6.75%, due 01/02/98 .............   70,000,000       69,986,908
Province of Quebec
 5.68%, due 01/12/98 .............   20,000,000       19,965,290
                                                   -------------
 TOTAL COMMERCIAL PAPER (2.7%)                       261,481,982
                                                   -------------

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

==============================================================
                                   PRINCIPAL        VALUE
                                    AMOUNT         (NOTE 1)
--------------------------------------------------------------
TIME DEPOSITS
Bank of Montreal
 4.875%, due 01/02/98..........  $287,200,000   $  287,200,000
Harris Trust & Savings Bank
 6.5%, due 01/02/98............    15,000,000       15,000,000
                                                --------------
 TOTAL TIME DEPOSITS (3.2%)  ..                    302,200,000
                                                --------------
U.S. GOVERNMENT AGENCIES (1.4%)
Federal Home Loan
 Mortgage Corp.
 6.0%, due 01/02/98............   137,000,000      136,977,167
                                                --------------
TOTAL SHORT-TERM DEBT SECURITIES (7.6%)
 (Amortized Cost
 $725,656,620).................                    725,656,620
                                                --------------
TOTAL INVESTMENTS (101.7%)
 (Cost/Amortized Cost $7,039,048,426)            9,725,410,132
                                                --------------

                                 NUMBER OF
                               CONTRACTS(b)
                               ------------
CALL OPTIONS WRITTEN*(c):
ADC Telecommunications, Inc.
 January @ $37.0625 .........     2,500      (1,295,000)
Altera Corp.
 February @ $34.00...........     3,000        (681,000)
American Express Co.:
 January @ $78.25 ...........     3,000      (3,426,000)
 January @ $78.375 ..........     2,000      (2,272,000)
 January @ $79.00 ...........     2,500      (2,600,000)
 January @ $80.25 ...........     2,000      (1,956,000)
 February @ $85.875 .........     2,000      (1,084,000)
 February @ $86.75 ..........     3,000      (1,668,000)
 February @ $87.00 ..........     1,500        (810,000)
 February @ $88.50 ..........     2,000        (780,000)
 February @ $88.875 .........     2,500        (880,000)
 February @ $90.50 ..........     2,500        (830,000)
 February @ $90.75 ..........     2,000        (606,000)
Ascend Communications, Inc.
 January @ $33.75............     2,500         (15,000)
BJ Services Co.:
 January @ $73.50 ...........     2,000        (466,000)
 February @ $69.00 ..........     2,000      (1,444,000)
 March @ $66.22 .............       500        (451,500)
 March @ $67.61 .............     1,100        (517,000)
Cendant Corp.:
 January @ $30.50 ...........     1,500        (611,085)
 January @ $31.50 ...........     5,000      (1,625,000)
 February @ $32.375 .........     5,000      (1,515,000)
 February @ $32.42 ..........     3,000        (931,800)
 February @ $33.125 .........     3,000        (763,320)
 March @ $32.625 ............     7,500      (2,348,000)
Cisco Systems, Inc.:
 February @ $53.125 .........     3,000      (1,617,000)
 February @ $53.75 ..........     7,500      (4,072,500)
 February @ $89.25...........     4,500        (765,000)
DSC Communications Corp.:
 January @ $20.00 ...........     3,000      (1,212,000)
 January @ $24.00 ...........     2,500         (37,500)
 January @ $26.625...........     2,500         (15,000)
EMC Corp.
 January @ $29.125...........     2,000        (174,000)

==============================================================
                                NUMBER OF        VALUE
                              CONTRACTS(b)     (NOTE 1)
--------------------------------------------------------------
First Data Corp.:
 January @ $29.375 ..........     3,000     $  (327,000)
 January @ $29.5625 .........     2,500        (300,000)
 February @ $25.50 ..........     3,000      (1,329,000)
 February @ $28.5625 ........     3,000        (510,000)
 March @ $26.75 .............     2,500        (935,000)
Intel Corp.:
 January @ $70.25 ...........     3,000      (1,008,000)
 January @ $74.375 ..........     1,500        (156,000)
 January @ $76.625 ..........     3,000        (135,000)
 January @ $77.00............     2,000         (62,000)
 January @ $78.00 ...........     2,000         (76,000)
 March @ $70.50 .............     1,000        (477,000)
Loral Space & Communications:
 January @ $20.625 ..........     2,000        (268,000)
 January @ $20.75 ...........     3,500        (406,000)
 January @ $21.50 ...........     1,900        (112,100)
 January @ $22.125 ..........     3,000         (30,000)
 March @ $20.875 ............     2,000        (322,000)
Lucent Technologies, Inc.
 February @ $77.25 ..........     3,000      (2,028,300)
MBNA Corp.:
 January @ $26.75 ...........     3,000        (324,000)
 January @ $26.875 ..........     4,500        (495,000)
 January @ $27.125 ..........     3,750        (210,000)
 January @ $29.25 ...........     4,500        (189,000)
 February @ $28.6875 ........     2,500        (170,000)
 February @ $29.00...........     3,000        (321,000)
MCI Communications Corp.:
 January @ $36.4375 .........     2,500      (1,670,000)
 January @ $40.75 ...........     2,500        (642,500)
 January @ $41.50............     2,500        (577,500)
Medtronic, Inc.:
 January @ $46.50 ...........     4,000      (2,376,000)
 February @ $49.00 ..........     4,000      (1,936,000)
 February @ $49.25 ..........     5,000      (2,377,200)
 February @ $51.125 .........     3,000        (910,230)
 March @ $50.375 ............     2,500      (1,037,500)
Network Associates, Inc.:
 January @ $49.875 ..........     2,500      (1,287,500)
 February @ $46.00 ..........     2,500      (2,042,500)
 February @ $49.625 .........     2,000      (1,162,000)
 February @ $50.250 .........     3,500      (2,194,500)
 March @ $50.375 ............     3,000      (1,911,000)
 March @ $51.375 ............     2,000      (1,174,000)
Oracle Corp.:
 January @ $35.75 ...........     2,000         (30,000)
 February @ $23.125 .........     4,500        (624,000)
Philip Morris Cos., Inc.:
 January @ $40.9375 .........     2,500      (1,207,500)
 January @ $41.125 ..........     2,000        (843,980)
 January @ $41.25 ...........     2,000        (862,000)
 January @ $41.50 ...........     3,000      (1,371,000)
 January @ $41.625 ..........     2,500        (970,000)
 January @ $41.78 ...........     2,000        (926,000)
 February @ $43.875 .........     3,500        (945,000)
 February @ $44.50 ..........     2,500        (615,000)
 February @ $45.00 ..........     3,000        (603,000)
 February @ $45.25 ..........     3,500        (771,500)
 February @ $45.4275 ........     2,000        (528,000)
 February @ $45.6875.........     2,500        (352,500)

                                       29

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

===========================================================
                                  NUMBER OF       VALUE
                                CONTRACTS(b)     (NOTE 1)
-----------------------------------------------------------
Republic Industries, Inc.:
 January @ $26.9375 ...........     3,000     $       (6,660)
 January @ $27.50 .............     2,500           (137,500)
 January @ $27.5625 ...........     3,000           (159,000)
 January @ $30.875 ............     2,500            (37,500)
 February @ $24.875 ...........     1,500           (186,000)
 February @ $25.00 ............     2,000           (239,940)
 February @ $25.125 ...........     2,000           (249,960)
 February @ $26.5625 ..........     3,500           (273,805)
Santa Fe International Corp.
 February @ $38.00 ............     2,000           (910,000)
Solectron Corp.:
 January @ $33.875 ............     2,500         (1,950,000)
 February @ $29.875 ...........     1,000         (1,201,000)
 February @ $38.00 ............     2,500         (1,347,500)
Sterling Commerce, Inc.:
 January @ $37.375 ............     2,000           (310,000)
 March @ $37.125 ..............     1,300           (436,800)
 March @ $37.875 ..............       700           (206,500)
 March @ $38.1875 .............     3,000           (822,000)
TCI Group (Class A):
 January @ $23.75 .............     2,500         (1,102,500)
 February @ $26.375 ...........     2,000           (424,000)
 February @ $28.625............     2,500           (297,500)
TCI Ventures Group:
 February @ $27.375 ...........     4,500         (1,125,000)
 March @ $28.875 ..............     2,625           (417,375)
 March @ $29.375 ..............       875           (120,750)
Teradyne, Inc.
 February @ $32.875 ...........     2,500           (702,500)
Teleport Communications Group,
 Inc.:
 January @ $46.625 ............     2,000         (1,764,000)
 January @ $48.75 .............       900           (649,800)
 January @ $48.875 ............     2,000         (1,366,000)
 January @ $49.00 .............     2,500         (1,562,500)
 January @ $49.50 .............     2,500         (1,375,000)
 January @ $49.625 ............     1,100           (719,400)
 January @ $49.905 ............     1,300           (731,900)
 January @ $50.3125 ...........     2,500     $   (1,230,000)
 January @ $50.6875 ...........       700           (434,000)
 February @ $48.875 ...........     1,500         (1,072,500)
 February @ $53.00 ............     2,000           (952,000)
 February @ $55.00 ............     6,000         (2,052,000)
 February @ $57.75 ............     1,500           (214,500)
 March @ $55.75 ...............     2,000           (630,000)
Texas Instruments, Inc.:
 January @ $45.50 .............     3,000           (708,000)
 January @ $49.375 ............     2,000            (94,000)
 January @ $100.50 ............     5,000            (65,000)
 January @ $103.25 ............     3,000            (39,000)
 February @ $45.50.............     3,000           (987,000)
Travelers Group, Inc.:
 January @ $53.50 .............     2,500           (760,000)
 January @ $74.25 .............     3,000         (1,416,000)
 February @ $56.50 ............     2,500           (395,000)
 February @ $57.00 ............     2,500           (305,000)
United Healthcare Corp.:
 January @ $52.9375 ...........     1,500            (57,000)
 February @ $46.50 ............     1,500           (799,500)
WorldCom, Inc.:
 January @ $32.875 ............     2,500            (37,500)
 January @ $34.00 .............     4,000           (144,000)
 January @ $34.4375 ...........     3,000            (56,250)
 January @ $36.75..............     2,500            (30,000)
Xerox Corp.:
 February @ $69.625 ...........     3,500         (2,310,000)
 February @ $69.875 ...........     3,000         (1,644,000)
3Com Corp.:
 January @ $32.0625 ...........     2,500           (982,500)
 January @ $34.00 .............     3,000           (750,000)
                                              --------------
TOTAL CALL OPTIONS WRITTEN (-1.2%)
 (Premiums Received $103,560,700)               (118,604,155)
                                              --------------
OTHER ASSETS
 LESS LIABILITIES (-0.5%)  ....                  (46,032,244)
                                              --------------
NET ASSETS (100.0%) ...........               $9,560,773,733
                                              ==============

------------
*      Non-income producing.
++ Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).
(a)    Partially pledged as collateral on outstanding written call options.
(b)    One contract relates to 100 shares.
(c)    Covered call option contracts written in connection with securities held.
       Glossary:
       ADR -- American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

===============================================================
                                      NUMBER          VALUE
                                     OF SHARES      (NOTE 1)
---------------------------------------------------------------
COMMON STOCK AND OTHER
 INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.9%)
Akzo Nobel N.V. ..................     10,000      $ 1,724,163
Bayer AG .........................     40,000        1,484,199
GP Batteries International Ltd.  .    820,000        2,135,950
GP Batteries International
 Ltd.--Warrants* .................     12,500           17,250
Holliday Chemical Holdings PLC ...     30,000          113,388
Indo Gulf Fertilisers & Chemicals
 Corp. Ltd. (GDR)+................    150,000          140,580
Ishihara Sangyo Kaisha Ltd.*  ....    326,000          362,292
Johnson Matthey PLC ..............    225,000        2,015,102
Royal Group Technologies Ltd.* ...     50,000        1,159,375
Sanyo Chemicals Industries Ltd.  .     18,000          104,848
SKW Trostberg AG .................     37,000        1,174,407
                                                   -----------
                                                    10,431,554
                                                   -----------
CHEMICALS--SPECIALTY (0.9%)
SGL Carbon AG+ ...................     78,560       10,044,081
UCAR International, Inc.* ........     40,000        1,597,500
                                                   -----------
                                                    11,641,581
                                                   -----------
METALS & MINING (0.3%)
Great Central Mines Ltd. .........    391,580          420,906
Randgold Resources Ltd. (GDR)*+  .    181,800          954,450
Toho Titanium* ...................    129,000        1,087,565
Westralian Sands Ltd. ............    280,000          656,660
WMC Ltd. .........................    200,000          697,050
                                                   -----------
                                                     3,816,631
                                                   -----------
PAPER (0.4%)
Asia Pacific Resources
 International Ltd. (Class A)*  ..     70,000          131,250
Enso Oy (Series R) ...............    124,000          959,979
Fletcher Challenge Forest ........     17,026           14,137
Grupo Industrial Durango (ADR)*  .     66,000          940,500
Jefferson Smurfit Corp.* .........    300,000          833,155
Mayr-Melnhof Karton AG+ ..........     20,000        1,076,832
Nippon Paper Industries Co.  .....     77,000          302,157
Oji Paper Co. Ltd. ...............     83,000          330,155
                                                   -----------
                                                     4,588,165
                                                   -----------
STEEL (0.2%)
Acerinox SA ......................      2,002          296,588
Broken Hill Proprietary Co. Ltd. .    150,000        1,392,472
Sumitomo Metal Industries ........    730,000          934,355
                                                   -----------
                                                     2,623,415
                                                   -----------
 TOTAL BASIC MATERIALS (2.7%)  ...                  33,101,346
                                                   -----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (1.4%)
B.U.S. Berzelius Umwelt-
 Service AG ......................     87,700        1,170,016
Daiseki Co. Ltd. .................     19,300          199,693
Matsuda Sangyo Co. Ltd. ..........     23,000          138,908
Powerscreen International PLC  ...    640,000        6,425,494
Rentokil Initial PLC .............    542,991        2,364,594
Tomra Systems ASA ................    310,000        6,925,452
                                                   -----------
                                                    17,224,157
                                                   -----------
PRINTING, PUBLISHING &
 BROADCASTING (2.5%)
Carlton Communications PLC  ......    536,300      $ 4,142,129
De La Rue PLC ....................    180,000        1,171,347
Elsevier N.V. ....................    174,000        2,814,687
Flextech PLC* ....................     69,000          597,555
Liberty Media Group (Class A)* ...    154,875        5,614,219
Mirror Group PLC .................    200,000          640,889
Nippon Television Network Corp.  .      5,790        1,699,613
Reader's Digest Association, Inc.
 (Class A) .......................     45,000        1,063,125
Reed International PLC ...........    200,000        2,004,831
Takara Printing Co. ..............      4,000           11,956
Tele-Communications, Inc.
 (Class A)* ......................    116,425        3,252,623
Television Broadcasts Ltd.  ......    265,000          755,775
Tokyo Broadcasting System, Inc. ..    121,000        1,530,178
TVI Televisao Independente*  .....      1,175           11,747
Ver Ned Uitgeversbedr Ver
 Bezit N.V. ......................     20,000          564,200
Viacom, Inc. (Class B)* ..........    109,300        4,529,119
                                                   -----------
                                                    30,403,993

PROFESSIONAL SERVICES (1.3%)
Alvern Norway ASA* ...............    258,529          612,562
Apcoa Parking AG+ ................     19,580        1,436,705
Asatsu, Inc. .....................     56,500          814,102
Brisa-Auto Estradas de
 Portugal SA* ....................     19,500          698,525
Content Beheer N.V.+ .............    150,000        3,698,863
Meitec ...........................    163,000        4,584,863
Shandwick International PLC  .....     30,000           20,336
Unique International NV* .........     82,500        1,757,700
WPP Group PLC ....................    600,000        2,672,013
                                                   -----------
                                                    16,295,669
                                                   -----------
TRUCKING, SHIPPING (0.9%)
Brambles Industries Ltd. .........    250,000        4,959,154
Cosco Pacific Ltd. ...............    300,000          243,902
Frontline Ltd.* ..................    950,000        3,833,031
Irish Continental Group Ltd.  ....    140,000        1,713,050
Koninklijke Nedlloyd Groep N.V. ..     11,250          255,222
Yamato Transport Co. Ltd. ........      8,000          107,300
                                                   -----------
                                                    11,111,659
                                                   -----------
 TOTAL BUSINESS SERVICES (6.1%) ..                  75,035,478
                                                   -----------
CAPITAL GOODS
AEROSPACE (0.1%)
Loral Space & Communications* ....     62,000        1,329,125
                                                   -----------
BUILDING & CONSTRUCTION (0.7%)
ABB AG ...........................        800        1,005,135
Bufete Industrial S.A. (ADR)*  ...     19,000          185,250
Daito Trust Construction Co. Ltd.      49,900          304,812
Hitachi Plant Engineering &
 Construction Co. ................     83,000          185,116
Japan Industrial Land Development      50,000          120,713
Kaneshita Construction ...........    120,000          542,633
MacMahon Holdings Ltd. ...........  1,895,200          592,620
Metacorp BHD .....................    335,000          142,113

                                       31

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================
                                      NUMBER          VALUE
                                     OF SHARES      (NOTE 1)
---------------------------------------------------------------
Mitsui Home Co. Ltd. .............      92,000     $   500,632
Nanno Construction Co. Ltd.  .....      53,000          42,652
Nippon Denwa Shisetsu ............      58,000         222,265
Ohmoto Gumi Co. Ltd. .............      61,000         261,813
Oriental Construction Co. ........      41,500         181,299
Pacific Rim Infra Management
 Enterprises Ltd.* ...............     716,500          23,578
Penta-Ocean Construction .........      20,000          28,051
PS Corp. .........................     109,700         416,183
Raito Kogyo Co. Ltd. .............      90,800         393,194
Sacos Corp. ......................       8,600          39,548
Sanyo Engineering & Construction
 Co. .............................      21,000          75,647
Sho Bond Corp. ...................     140,500       2,541,330
Suido Kiko Kaisha ................      38,000          76,306
Toda Corp. .......................      89,000         242,154
Wesco, Inc. ......................      28,720          70,438
                                                   -----------
                                                     8,193,482
                                                   -----------
BUILDING MATERIALS & FOREST
 PRODUCTS (0.8%)
BPB PLC ..........................     540,000       3,017,107
Fujikura Ltd. ....................     335,000       2,218,356
Lafarge SA .......................      25,750       1,689,570
Nichiha Corp. ....................     186,700       1,141,879
Portland Valderrivas SA ..........      11,400       1,025,139
Sumitomo Forestry Co. ............      24,000         116,804
                                                   -----------
                                                     9,208,855
                                                   -----------
ELECTRICAL EQUIPMENT (0.3%)
Alcatel Alsthom ..................      16,000       2,033,729
Mabuchi Motor Co. ................      25,800       1,311,010
Vae Eisenbahnsysteme AG ..........       3,000         263,627
Yaskawa Electric Corp. ...........      27,000          67,254
Zucchini Spa .....................      30,400         218,248
                                                   -----------
                                                     3,893,868
                                                   -----------
MACHINERY (1.8%)
Asahi Diamond Industry
 Co. Ltd. ........................      91,000         396,850
Cie Generale de Geophysique SA
 (ADR)* ..........................     260,000       6,662,500
Construcciones y Auxiliar de
 Ferrocarrites SA ................       9,425         347,676
Danieli & Co. ....................      32,200         221,159
Enshu* ...........................      74,000          92,447
Gildemeister Italiana Spa*  ......      45,725         155,346
IHC Caland N.V. ..................      52,000       2,697,902
Ishikawajima Harima Heavy
 Industries Co. Ltd. .............     239,000         357,195
Kalmar Industries AB+ ............      60,000         967,267
Kawasaki Heavy Industries Ltd.  ..     277,000         428,848
Keyence Corp. ....................         800         118,337
Mitsubishi Heavy Industries Ltd. .     450,000       1,876,221
Namura Shipbuilding ..............      56,000         126,614
Nireco ...........................      24,000          88,293
Nitta Corp. ......................     100,700       1,018,770
Nitto Kohki Co. Ltd. .............      83,500         908,756
Rauma Oy .........................      41,600         648,694
Siebe PLC ........................      80,000       1,570,999
SMC Corp. ........................      29,500       2,600,115
Sodick Co.* ......................     369,000       1,057,720
Thai Engine Manufacturing Public
 Co. Ltd. ........................      87,000     $   144,548
                                                   -----------
                                                    22,486,257
                                                   -----------
 TOTAL CAPITAL GOODS (3.7%)  .....                  45,111,587
                                                   -----------
CONSUMER CYCLICALS
AIRLINES (2.7%)
Air Canada* ......................      90,000         928,679
British Airways PLC ..............     150,000       1,380,376
Continental Airlines, Inc.
 (Class B)* ......................     169,000       8,133,125
Delta Air Lines, Inc. ............      46,500       5,533,500
KLM ..............................      80,000       2,959,091
Lufthansa AG .....................     207,500       3,898,663
Northwest Airlines Corp.
 (Class A)* ......................      42,300       2,025,112
Singapore Airlines Ltd. ..........     206,000       1,347,606
UAL Corp.* .......................      28,200       2,608,500
US Airways Group, Inc.* ..........      28,000       1,750,000
Virgin Express Holdings PLC
 (ADR)* ..........................     110,000       2,282,500
                                                   -----------
                                                    32,847,152
                                                   -----------
APPAREL, TEXTILE (0.2%)
Carli Gry International A/S  .....      30,000       1,685,664
Giordano International Ltd.*  ....      36,000          12,427
King Co. .........................      55,000          52,692
Morishita Co. Ltd. ...............       5,000          13,413
PT Great River International  ....   3,150,000         257,727
                                                   -----------
                                                     2,021,923
                                                   -----------
AUTO RELATED (1.5%)
Asahi Glass Co. Ltd. .............      48,000         228,090
Autoliv, Inc. ....................      35,000       1,146,250
Bridgestone Metalpha Corp.  ......       6,000          22,303
FCC Co. Ltd. .....................      13,000         137,498
Gerresheimer Glas AG .............      12,000         168,098
LucasVarity PLC ..................     700,000       2,473,173
Michelin (CGDE), (Class B)  ......      45,000       2,265,515
Minebea Co. Ltd. .................     214,000       2,296,225
NGK Spark Plug Co. ...............     132,000         748,649
Republic Industries, Inc.*  ......     367,000       8,555,687
Toyoda Gosei .....................      11,000          39,793
                                                   -----------
                                                    18,081,281
                                                   -----------
AUTOS & TRUCKS (0.4%)
AutoZone, Inc.* ..................     161,700       4,689,300
Honda Motor Co. Ltd. .............       6,000         220,272
Isuzu Motors Ltd. ................      74,000         115,133
Seat Spa* ........................      40,000          15,602
                                                   -----------
                                                     5,040,307
                                                   -----------
FOOD SERVICES, LODGING (1.9%)
AAPC Ltd. ........................   1,500,000         615,619
Accor SA .........................      25,000       4,648,168
Compass Group PLC ................     540,000       6,646,509
International Fast Food Corp.*  ..       8,000           3,360
ITT Corp.* .......................      80,400       6,663,150
Jurys Hotel Group PLC ............     300,000       1,557,965
QPQ Corp.--Warrants* .............      32,700             128

                                       32

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================
                                      NUMBER          VALUE
                                     OF SHARES      (NOTE 1)
---------------------------------------------------------------
Restaurant Brands NZ Ltd.*+  .....     220,100    $    217,262
Sanyo Pax Co. Ltd. ...............      50,000         433,033
Scandic Hotels AB*+ ..............       1,100          26,877
Selecta Group* ...................      11,200       1,503,047
Thistle Hotels PLC ...............     249,200         649,403
                                                  ------------
                                                    22,964,521
                                                  ------------
HOUSEHOLD FURNITURE, APPLIANCES (0.4%)
Hunter Douglas N.V. ..............      60,000       2,100,954
Industrie Natuzzi Spa (ADR)  .....     120,000       2,475,000
Moulinex* ........................      20,527         507,164
Sanyo Electric Co. Ltd. ..........     162,000         422,150
                                                  ------------
                                                     5,505,268
                                                  ------------
LEISURE RELATED (5.1%)
Canal Plus .......................      15,000       2,788,901
Capcom Co. Ltd. ..................       9,200          94,486
Carnival Corp. (Class A) .........       5,500         304,562
Cendant Corp.* ...................   1,058,100      36,372,187
Cinar Films, Inc. (Class B)*  ....      45,000       1,749,375
EMI Group PLC ....................     200,000       1,669,597
H.I.S. Company Ltd. ..............       7,700         133,964
Hoyts Cinemas Group+ .............   1,370,000       2,409,709
Imagineer Co. Ltd. ...............      40,400         315,831
KTM Motorradholding AG* ..........      17,780         898,044
Ladbroke Group PLC ...............     550,000       2,386,078
Mars Engineering Corp. ...........      30,600         168,860
NAMCO Ltd. .......................      19,200         557,716
Nelvana Limited*+ ................     130,000       2,500,962
Nintendo Co. Ltd. ................      13,800       1,353,823
Nippon Broadcasting System  ......      60,000       2,372,868
Rank Group PLC ...................     100,000         557,080
Tag Heuer International SA (ADR)*      143,200       1,181,400
Toei Co. Ltd. ....................      80,000         291,244
Tourism Holdings Ltd. ............     600,000         411,100
@Entertainment, Inc.* ............     404,700       4,502,287
                                                  ------------
                                                    63,020,074
                                                  ------------
PHOTO & OPTICAL (0.3%)
Luxottica Group (ADR) ............      20,000       1,250,000
Noritsu Koki Co. Ltd. ............     114,600       2,828,220
                                                  ------------
                                                     4,078,220
                                                  ------------
RETAIL--GENERAL (3.4%)
Aldeasa, SA* .....................      76,568       1,623,332
BAA PLC ..........................     100,000         818,366
Carpetright PLC ..................      20,000         151,184
Centros Comerciales Pryca SA  ....      30,000         446,997
Dixons Group PLC .................     450,000       4,518,265
Doshisha Co. .....................      37,000         181,491
Eiden Sakakiya Co. Ltd. ..........      75,000         278,789
Gucci Group N.V. .................       5,000         209,375
Homac Corp. ......................      33,300         168,191
Home Centers Ltd.* ...............     142,800       1,570,800
Home Depot, Inc. .................     155,600       9,160,950
Home Wide Corp. ..................      18,000          60,011
House of Fraser PLC ..............     550,000       1,816,673
Isetan Co. .......................     214,000         893,888
Japan Airport Terminal Co. Ltd. ..     183,800       1,155,133
Kokuyo Co. Ltd. ..................      29,000         500,096
Limited, Inc. ....................     321,300       8,193,150
MFI Furniture Group PLC ..........     100,000         198,018
Paris Miki, Inc. .................     101,900    $  1,093,390
Sato Corp. .......................     120,200       2,045,173
Smith (W.H.) Group PLC ...........     300,000       1,917,736
Sriwani Holdings BHD .............     680,000         180,075
S.T. Dupont* .....................      70,614         924,547
Swank International Manufacturing
 Co.* ............................   1,000,000         108,401
Thorn PLC ........................     428,570       1,112,748
Vendex International N.V. ........      14,400         794,693
Warehouse Group Ltd. .............     390,000       1,041,685
Xebio Co. ........................      15,200         121,157
                                                  ------------
                                                    41,284,314
                                                  ------------
 TOTAL CONSUMER CYCLICALS (15.9%)                  194,843,060
                                                  ------------
CONSUMER NONCYCLICALS
BEVERAGES (1.1%)
Bass PLC .........................      72,800       1,129,929
Diageo PLC .......................     700,000       6,436,002
Hartwall Oy AB ...................       9,000         742,990
Lion Nathan Ltd. .................      31,500          70,601
Louis Dreyfus Citrus .............      71,500       2,185,927
Panamerican Beverages, Inc.  .....      60,000       1,957,500
Quilmes Industrial Quins (ADR) ...      80,000       1,095,000
                                                  ------------
                                                    13,617,949
                                                  ------------
DRUGS (5.3%)
Astra AB (A Shares) ..............      90,000       1,558,584
Hafslund ASA (B Shares) ..........      80,000         381,272
Merck & Co., Inc. ................     122,100      12,973,125
Novartis AG ......................       1,358       2,203,670
Novartis AG (ADR) ................      20,000       1,624,900
Novo-Nordisk A/S (B Shares)  .....      35,000       5,005,911
Orion-Yhtymae Oy (B Shares)  .....     182,000       4,807,969
Pfizer, Inc. .....................      75,000       5,592,187
Roche Holdings AG Genusscheine  ..         450       4,469,189
Rohto Pharmaceutical Co. Ltd.  ...       4,000          25,752
Sankyo Co. Ltd. ..................     123,000       2,780,993
Santen Pharmaceutical Co. Ltd.  ..     312,000       3,586,894
Schering Plough Corp. ............      51,000       3,168,375
Smith & Nephew PLC ...............     275,000         813,436
Smithkline Beecham PLC ...........     400,000       4,095,114
Taisho Pharmaceutical Co. ........      44,000       1,122,974
Yamanouchi Pharmaceutical Co.
 Ltd. ............................     215,000       4,613,911
Zeneca Group PLC .................     180,000       6,321,135
                                                  ------------
                                                    65,145,391
                                                  ------------
FOODS (0.8%)
Avonmore Waterford Group PLC  ....     130,500         479,042
Fyffes PLC .......................   3,400,000       5,079,392
Karlshamns AB*+ ..................      20,000         312,346
Nestle SA ........................       1,000       1,498,802
Nutricia Verenigde Bedrijven
 N.V.+ ...........................      25,000         758,267
Oie Sangyo Co. Ltd. ..............       4,000          16,555
Shriram Industrial Enterprises
 Ltd. (GDR)*+ ....................     165,000         330,000
Viscofan Envoltura ...............      60,000       1,506,400
                                                  ------------
                                                     9,980,804
                                                  ------------

                                       33

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================
                                      NUMBER          VALUE
                                     OF SHARES      (NOTE 1)
---------------------------------------------------------------
HOSPITAL SUPPLIES & SERVICES (1.5%)
Australian Hospital Care Ltd.  ...     636,000    $    849,359
Boston Scientific Corp.* .........      92,300       4,234,262
Cochlear Ltd. ....................      20,000          65,145
Coloplast A/S B ..................       1,200          92,821
EDAP TMS SA (ADR)* ...............     365,000       2,555,000
Medtronic, Inc. ..................     176,500       9,233,156
NIC Corp. ........................       9,000          48,975
Nichii Gakkan Co.* ...............      15,000         517,340
Quest Medical, Inc.* .............     164,543       1,146,659
Scandinavian Mobility
 International A/S ...............      10,000          91,945
                                                  ------------
                                                    18,834,662
                                                  ------------
RETAIL--FOOD (0.8%)
Daimon Co. Ltd. ..................      27,800          55,398
Etablissements Economiques du
 Casino Guichard-Perrachon SA ....      13,590         756,443
Familymart Co. ...................      62,100       2,227,461
Kesko ............................      60,000         948,825
Loblaw Companies Ltd. ............      40,000         724,754
McBride PLC ......................     350,000       1,018,027
Santa Isabel S.A. (ADR) ..........      32,000         560,000
Seven-Eleven Japan Co. Ltd.  .....      49,000       3,470,090
                                                  ------------
                                                     9,760,998
                                                  ------------
TOBACCO (3.7%)
Imperial Tobacco Group PLC  ......     341,000       2,146,205
Japan Tobacco, Inc. ..............         150       1,064,572
Loews Corp. ......................     120,800      12,819,900
Philip Morris Cos., Inc. .........     429,200      19,448,125
RJ Reynolds BHD ..................     210,000         342,846
Seita ............................      66,000       2,368,697
Swedish Match AB .................   1,100,000       3,671,331
Tabacalera SA--A .................      40,000       3,242,534
                                                  ------------
                                                    45,104,210
                                                  ------------
 TOTAL CONSUMER NONCYCLICALS (13.2%)               162,444,014
                                                  ------------
CREDIT SENSITIVE
BANKS (4.2%)
Akita Bank .......................      82,000         320,521
AMMB Holdings BHD ................      30,000          19,668
Asahi Bank Ltd. ..................     140,000         568,691
Banco Latinoamericano de
 Exportaciones S.A. (E Shares) ...      60,000       2,482,500
Bank of Tokyo-Mitsubishi Ltd.  ...     250,000       3,448,937
Barclays Bank ....................      80,000       2,127,093
BHW Holding AG* ..................      25,000         409,961
BPI-SGPS SA* .....................      24,000         583,537
Chase Manhattan Corp. ............     126,488      13,850,436
Dai-Ichi Kangyo Bank .............     326,000       1,923,893
Erste Bank Der Oesterreichischen
 Sparkassen AG* ..................      37,400       1,863,856
First Union Corp. ................     116,000       5,945,000
Forenings Sparbanken AB
 (A Shares) ......................      32,000         727,465
Grupo Financiero Banamex Accival
 (B Shares)* .....................     150,000         448,511
Grupo Financiero Banorte (Class
 B)* .............................     178,750         311,815
Grupo Financiero Banorte--Rights
 (Class B)* ......................     178,750    $          0
HSBC Holdings PLC (H.K.$) ........      60,000       1,478,900
Mitsubishi Trust & Banking Corp.       100,000       1,004,024
NationsBank Corp. ................      57,000       3,466,312
Nordbanken Holding AB*+ ..........     309,000       1,747,390
Overseas-Chinese Bank ............      44,000         256,438
Shizuoka Bank Ltd. ...............      70,000         751,102
Skandinaviska Enskilda Banken
 (Series A) ......................     126,830       1,605,362
Standard Chartered PLC ...........     150,000       1,602,222
Sumitomo Bank Ltd. ...............     291,000       3,323,165
Suncorp-Metway Ltd.* .............      30,444          76,356
Toho Bank ........................     119,000         474,267
Union Bank of Norway .............       8,600         306,236
United Overseas Bank Ltd. ........     160,000         889,682
                                                  ------------
                                                    52,013,340
                                                  ------------
FINANCIAL SERVICES (4.9%)
American Express Co. .............     103,600       9,246,300
Americredit Corp.* ...............     206,700       5,723,006
Amvescap PLC .....................     270,000       2,320,510
CIT Group, Inc.* .................     110,700       3,570,075
CMIC Finance & Securities Public
 Co. Ltd. ........................     724,700               0
Credit Saison Co. ................     215,550       5,319,571
Dexia France .....................      10,000       1,158,096
Fleet Financial Group, Inc.  .....      53,700       4,024,144
Hong Leong Finance Ltd. ..........     160,000         172,227
JCG Holdings .....................     142,000          60,930
MBNA Corp. .......................     578,100      15,789,356
Morgan Stanley, Dean Witter,
 Discover & Co. ..................      71,800       4,245,175
Newcourt Credit Group, Inc.*  ....      84,000       2,803,500
Nichiei Co. Ltd. .................       9,700       1,033,378
Promise Co. Ltd. .................          10             555
PT Bunas Finance Indonesia  ......     800,000          47,273
Sanyo Shinpan Finance Co. Ltd.  ..      21,700         959,640
Takefuji Corp. ...................      81,800       3,755,371
                                                  ------------
                                                    60,229,107
                                                  ------------
INSURANCE (6.0%)
Acceptance Insurance Cos., Inc.* .      80,100       1,937,419
Aegon N.V. .......................      40,000       3,560,772
American International
 Group, Inc. .....................     144,375      15,700,781
ASR Verzekeringsgroep N.V.  ......      90,000       4,895,815
Corporacion Mapfre Cia Inter SA  .     140,000       3,712,504
Fairfax Financial Holdings Ltd.*         4,000         895,449
Fortis Amev N.V. .................      82,381       3,591,587
ING Groep N.V. ...................      90,000       3,790,595
Irish Life PLC ...................     175,000         999,406
Koa Fire & Marine ................      37,000         138,954
Mediolanum Spa+ ..................      15,000         282,363
Norwich Union PLC* ...............     250,000       1,602,222
Pacific & Orient BHD .............     220,000         100,681
Progressive Corp. ................      19,500       2,337,562
QBE Insurance Group Ltd. .........      15,651          70,424
Skandia Forsakrings AB ...........      30,000       1,415,005

                                       34

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================
                                      NUMBER          VALUE
                                     OF SHARES      (NOTE 1)
---------------------------------------------------------------
Sumitomo Marine & Fire Insurance
 Co. .............................      25,000    $    132,209
Travelers Group, Inc. ............     424,699      22,880,659
20th Century Industries ..........     211,000       5,486,000
                                                  ------------
                                                    73,530,407
                                                  ------------
REAL ESTATE (2.8%)
Arden Realty, Inc. ...............     193,100       5,937,825
Castellum AB* ....................     340,000       3,382,914
Cheung Kong Holdings .............     126,000         825,203
Chubu Sekiwa Real Estate Ltd.  ...      16,000          83,878
City Developments Ltd. ...........     115,000         533,452
Daibiru Corp. ....................      46,000         336,693
Entertainment Properties Trust  ..     136,000       2,635,000
JP Realty, Inc. ..................      87,300       2,264,344
Macerich Co. .....................     151,700       4,323,450
MEPC PLC .........................     210,000       1,753,077
Mitsubishi Estate Co. ............      61,000         663,882
Pernas International Hotels
 Holdings BHD ....................     640,000         177,709
Prentiss Properties Trust ........      85,000       2,374,687
Sap Holdings BHD .................      66,000          24,605
Singapore Land Ltd. ..............     300,000         660,125
Sino Land Co. ....................   1,850,000       1,116,112
Spieker Properties, Inc. .........      82,700       3,545,762
Sumitomo Realty & Development Co.
 Ltd. ............................     364,000       2,092,355
Sun Communities, Inc. ............      41,000       1,473,437
                                                  ------------
                                                    34,204,510
                                                  ------------
UTILITY--ELECTRIC (3.2%)
British Energy PLC ...............   1,350,000       9,384,090
Cia Paranaense de Energia-Copel
 (ADR) ...........................     356,000       4,872,750
Electricidade de Portugal SA*  ...     127,005       2,404,849
Energy Group PLC .................      50,000         552,150
Enersis S.A. (ADR) ...............      45,000       1,305,000
EVN AG ...........................       8,394       1,103,118
Gas Y Electridad SA (Series 2)  ..       5,000         361,011
Hidroelectrica del Cantabrico  ...      45,000       1,973,088
Iberdrola SA .....................     270,000       3,553,331
Korea Electric Power (ADR)  ......      90,000         905,625
National Grid Group PLC ..........   1,000,000       4,749,150
National Power PLC ...............     420,000       4,141,127
Veba AG ..........................      50,000       3,404,764
                                                  ------------
                                                    38,710,053
                                                  ------------
UTILITY--GAS (0.3%)
General de Aguas d'Barcelona  ....      89,900       3,705,756
                                                  ------------
UTILITY--TELEPHONE (2.5%)
AT&T Corp. .......................      32,000       1,960,000
Electric Lightwave, Inc.* ........     205,000       3,049,375
Empresas Telex-Chile S.A. (ADR)  .      70,000         275,625
Hellenic Telecommunication
 Organization SA .................      52,546       1,076,596
Koninklijke PTT Nederland NV+ ....      30,000       1,251,695
Magyar Tavkozlesi Rt (ADR)*  .....     218,000       5,668,000
Portugal Telecom SA ..............      31,680       1,469,966
PT Indonesian Satellite (ADR)  ...      40,000         772,500
Telecom Italia Spa ...............      40,000         255,512
Telefonica de Espana .............     100,000       2,855,267
Telephone & Data Systems, Inc.  ..      56,700    $  2,640,094
Teleport Communications Group,
 Inc. (Class A)* .................     126,000       6,914,250
Videsh Sanchar Nigam Ltd. (GDR)*       148,000       1,912,900
                                                  ------------
                                                    30,101,780
                                                  ------------
 TOTAL CREDIT SENSITIVE (23.9%)                    292,494,953
                                                  ------------
ENERGY
COAL & GAS PIPELINES (0.4%)
OMV AG ...........................      37,200       5,153,782
                                                  ------------
OIL--DOMESTIC (0.3%)
Union Pacific Resources Group,
 Inc. ............................     149,300       3,620,525
                                                  ------------
OIL--INTERNATIONAL (0.8%)
Canadian Occidental ..............       8,000         181,000
Elf Aquitaine ....................      25,000       2,907,701
Orogen Minerals Ltd. .............     310,000         605,847
Renaissance Energy Ltd.* .........      80,000       1,650,985
Repsol SA ........................      65,000       2,773,220
Southern Pacific Petroleum*  .....     850,000       1,522,762
                                                  ------------
                                                     9,641,515
                                                  ------------
OIL--SUPPLIES & CONSTRUCTION (5.6%)
Baker Hughes, Inc. ...............      50,000       2,181,250
BJ Services Co.* .................      64,000       4,604,000
Bouygues Offshore SA (ADR)  ......     117,000       2,544,750
Canadian Fracmaster Ltd.
 Installment Receipt*+ ...........     571,500       4,797,649
Coflexip (ADR) ...................      65,000       3,607,500
Dresser Industries, Inc. .........     220,100       9,230,444
Fugro N.V.* ......................      80,000       2,438,291
Halliburton Co. ..................     167,400       8,694,337
Nabors Industries, Inc.* .........     320,600      10,078,862
Noble Drilling Corp.* ............     179,000       5,481,875
Rowan Cos., Inc.* ................      94,000       2,867,000
Santa Fe International Corp.  ....      84,500       3,438,094
Schlumberger Ltd. ................      36,400       2,930,200
Transocean Offshore, Inc. ........     112,000       5,397,000
Tubos de Acero de Mexico SA
 (ADR)* ..........................     10,000          216,250
                                                  ------------
                                                    68,507,502
                                                  ------------
 TOTAL ENERGY (7.1%) .............                  86,923,324
                                                  ------------
TECHNOLOGY
ELECTRONICS (6.4%)
Austria Mikro System
 International ...................      4,000          202,668
Cisco Systems, Inc.* .............    559,950       31,217,213
EMC Corp.* .......................     60,000        1,646,250
Enplas Corp. .....................     56,000          755,394
Fujimi, Inc. .....................     26,300        1,118,720
Hoya Corp. .......................     76,000        2,388,197
Micronics Japan Co. Ltd. .........     68,000        1,172,638
Navia ASA* .......................     80,000          281,621
Network Associates, Inc.* ........    116,000        6,133,500
Nikon Corp. ......................    138,000        1,364,399
Rohm Co. Ltd. ....................     25,000        2,548,381
Sankyo Engineering Co. ...........      1,000            3,066
Sanmina Corp.* ...................     44,000        2,981,000
SCI Systems, Inc.* ...............      3,400          148,113

                                       35

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================
                                      NUMBER          VALUE
                                     OF SHARES      (NOTE 1)
---------------------------------------------------------------
Solectron Corp.* .................      57,200   $    2,377,375
Sterling Commerce, Inc.* .........     252,660        9,711,619
TDK Corp. ........................      59,000        4,449,588
Teradyne, Inc.* ..................      44,000        1,408,000
Tokyo Cathode Laboratory Co.* ....      28,600          282,767
Tokyo Electron ...................      10,000          320,368
TOWA Corp. .......................      18,600          386,327
Yamaichi Electronics Co. Ltd.  ...      27,000          434,566
Yokogawa Electric Corp. ..........     353,000        2,180,632
3Com Corp.* ......................     127,700        4,461,519
                                                 --------------
                                                     77,973,921
                                                 --------------
OFFICE EQUIPMENT (2.7%)
Canon, Inc. ......................      38,000          885,380
Ceridian Corp.* ..................     342,700       15,699,944
Ricoh Elemex Corp. ...............      30,000          218,433
Sterling Software, Inc.* .........     383,600       15,727,600
                                                 --------------
                                                     32,531,357
                                                 --------------
OFFICE EQUIPMENT SERVICES (0.7%)
Data Communication System Co. ....      63,000          830,504
Fuji Soft ABC, Inc. ..............      50,910        1,744,148
INES Corp. .......................      59,000          456,716
Misys (Jersey) Ltd.* .............      34,285        1,036,669
Misys PLC ........................     120,000        3,628,416
Nippon System Development ........      44,000          903,775
Turbon International AG ..........      27,500          594,652
                                                 --------------
                                                      9,194,880
                                                 --------------
TELECOMMUNICATIONS (7.2%)
Brooks Fiber Properties, Inc.*  ..     139,500        7,672,500
Corecomm, Inc.* ..................       7,600           76,950
DDI Corp. ........................         384        1,015,367
DSC Communications Corp.* ........      64,000        1,528,000
Energis PLC* .....................     964,000        4,039,571
E.R.G. Limited ...................   2,167,360        1,821,382
Filtronic Comtek PLC .............   1,199,000        8,718,675
MCI Communications Corp. .........     366,000       15,669,375
NetCom Systems AB
 (B Shares)*+ ....................      85,000        1,825,275
Nextel Communications, Inc.
 (Class A)* ......................     207,700        5,400,200
SK Telecom Co. Ltd. (ADR)*  ......     373,437        2,427,339
Tadiran Telecommunications Ltd. ..     130,000        1,803,750
Tele-Communications TCI Ventures
 Group (Class A)* ................     345,175        9,772,767
United States Cellular Corp.*  ...      38,600        1,196,600
Videsh Sanchar Nigam Ltd. (GDR)*+       12,000          167,160
Vodafone Group PLC ...............     700,000        5,049,874
WorldCom, Inc.* ..................     681,404       20,612,471
                                                 --------------
                                                     88,797,256
                                                 --------------
 TOTAL TECHNOLOGY (17.0%) ........                  208,497,414
                                                 --------------
DIVERSIFIED
MISCELLANEOUS (1.4%)
BTR PLC ..........................     170,000          514,026
Cie Generale de Eaux .............      30,000        4,187,090
Corp Financiera Reunida SA*  .....      60,000          320,971
Crean (James) PLC--Units .........     495,000        1,007,128
Hanson PLC .......................      62,500          278,977
Indonesia Fund, Inc.* ............      20,000           92,500
International UNP Holdings*  .....     450,000   $       37,777
International UNP
 Holdings--Warrants* .............     225,000                0
Lippo China Resources Ltd.  ......   2,000,000          294,232
Mitsubishi Corp. .................      42,000          331,558
Sime Darby BHD ...................     800,000          769,251
Swire Pacific Ltd. (Class A)  ....     140,000          767,841
Taiwan Fund, Inc. ................      15,000          247,500
Tomkins PLC ......................     300,000        1,434,605
Tyco International Ltd. ..........     154,984        6,983,966
                                                 --------------
 TOTAL DIVERSIFIED (1.4%) ........                   17,267,422
                                                 --------------
TOTAL COMMON STOCKS AND OTHER
 INVESTMENTS (91.0%)
 (Cost $973,440,400) .............                1,115,718,598
                                                 --------------
PREFERRED STOCKS:
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.1%)
Republic Industries, Inc.
 6.5% Exch. Conv. ................      50,000        1,175,000
                                                 --------------
PRINTING, PUBLISHING &
 BROADCASTING (0.1%)
ProSieben Media AG* ..............      25,000        1,146,502
                                                 --------------
 TOTAL BUSINESS SERVICES (0.2%) ..                    2,321,502
                                                 --------------
CONSUMER CYCLICALS
LEISURE RELATED (0.1%)
Village Roadshow Ltd. ............     440,000          904,628
                                                 --------------
RETAIL--GENERAL (0.0%)
Fielmann AG ......................       6,000          130,076
                                                 --------------
 TOTAL CONSUMER CYCLICALS (0.1%)                      1,034,704
                                                 --------------
CONSUMER NONCYCLICALS
CONTAINERS (0.0%)
Dixie Toga SA* ...................     228,000          116,447
                                                 --------------
HOSPITAL SUPPLIES & SERVICES (0.1%)
Fresenius AG .....................       3,100          563,495
                                                 --------------
 TOTAL CONSUMER NONCYCLICALS (0.1%)                     679,942
                                                 --------------
TECHNOLOGY
TELECOMMUNICATIONS (0.4%)
Nokia Oyj (A Shares) .............      44,000        3,123,859
WorldCom, Inc.
 8.0% Conv. ......................      22,000        2,310,000
                                                 --------------
 TOTAL TECHNOLOGY (0.4%) .........                    5,433,859
                                                 --------------
 TOTAL PREFERRED STOCKS (0.8%)
  (Cost $6,622,322) ..............                    9,470,007
                                                 --------------

                                    PRINCIPAL
                                      AMOUNT
                                      ------
LONG-TERM DEBT SECURITIES:
CONSUMER NONCYCLICALS (0.1%)
FOODS
Burns, Philp & Co. Ltd.
 5.5% Conv., 04/30/04 ............  $2,000,000        1,100,000
                                                 --------------
CREDIT SENSITIVE (0.0%)
BANKS
Grupo Financiero Banorte
 Zero Coupon, 12/05/02 ...........       1,657           20,558
                                                 --------------

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

============================================================
                                  PRINCIPAL        VALUE
                                   AMOUNT        (NOTE 1)
------------------------------------------------------------
TECHNOLOGY (0.1%)
ELECTRONICS
Altera Corp.
 5.75% Conv. Sub. Note,
 06/15/02+ ....................  $ 1,055,000  $    1,447,988
                                              --------------
DIVERSIFIED (0.0%)
MISCELLANEOUS
Brierley Investments Ltd.
 9.0% Conv. Sub. Note,
 06/30/98......................       27,900          18,144
                                              --------------
TOTAL LONG-TERM DEBT SECURITIES (0.2%)
 (Amortized Cost $3,073,944)  .                    2,586,690
                                              --------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (7.7%)
Federal Home Loan Mortgage
 Corp.
 6.0%, due 01/02/98 ...........   93,900,000      93,884,350
                                              --------------
TOTAL SHORT-TERM DEBT SECURITIES (7.7%)
 (Amortized Cost $93,884,350)                     93,884,350
                                              --------------
TOTAL INVESTMENTS (99.7%)
 (Cost/Amortized Cost $1,077,021,016)          1,221,659,645
OTHER ASSETS
 LESS LIABILITIES (0.3%)  .....                    3,727,350
                                              --------------
NET ASSETS (100.0%) ...........               $1,225,386,995
                                              ==============

------------
*     Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1997, these securities amounted to $36,393,721 or 3.0% of net assets.
      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
COMMON STOCKS AND OTHER
 INVESTMENTS:
ARGENTINA (0.1%)
Quilmes Industrial Quins (ADR) ...    15,000      $  205,314
                                                  ----------
AUSTRALIA
AAPC Ltd. ........................   180,000          73,874
Aristocrat Leisure Ltd. ..........    10,000          19,870
Brambles Industries Ltd. .........    60,000       1,190,197
Broken Hill Proprietary Co. Ltd. .    30,000         278,494
Cochlear Ltd. ....................     8,000          26,058
E.R.G. Limited ...................   825,000         693,304
GIO Australia Holdings Ltd.  .....   200,000         511,127
Great Central Mines Ltd. .........    60,000          64,493
Hoyts Cinemas Group + ............   450,000         791,510
National Australia Bank Ltd.  ....     4,900          68,407
News Corp. Ltd. ..................     5,900          32,555
Oil Search Ltd. ..................   360,000         650,563
Orogen Minerals Ltd. (GDR) +  ....    50,000         977,600
QBE Insurance Group Ltd. .........    82,064         369,251
QCT Resources Ltd. ...............   200,000         161,559
Southern Pacific Petroleum*  .....   250,000         447,871
Spectrum Network Systems Ltd.*+ ..   595,338         127,985
Suncorp-Metway Ltd.* .............   297,321         745,704
Westralian Sands Ltd. ............    11,472          26,904
WMC Ltd. .........................    22,000          76,676
                                                  ----------
 TOTAL AUSTRALIA (3.8%) ..........                 7,334,002
                                                  ----------
AUSTRIA
Erste Bank Der Oesterreichischen
 Sparkassen AG* ..................     5,610         279,579
EVN AG............................       800         105,134
KTM Motorradholding AG* ..........    10,000         505,086
OMV AG ...........................     3,000         415,628
VA Technologie AG ................     1,000         151,843
                                                  ----------
 TOTAL AUSTRIA (0.8%) ............                 1,457,270
                                                  ----------
BELGIUM
Electrabel SA.....................       250          57,826
Petrofina SA .....................       110          40,600
Tractebel Investment
 International Capital ...........       350          30,513
Tractebel Investment
 International Capital-Warrants* .        70               0
Virgin Express Holdings PLC
 (ADR)* ..........................    50,000       1,037,500
                                                  ----------
 TOTAL BELGIUM (0.6%) ............                 1,166,439
                                                  ----------
BRAZIL (0.8%)
Cia Paranaense de Energia-Copel
 (ADR) ...........................   115,000       1,574,064
                                                  ----------
CANADA
Canadian Fracmaster Ltd.*+  ......   214,300       1,799,014
Cinar Films, Inc. (Class B)*  ....     8,000         307,000
Fairfax Financial Holdings Ltd.*       1,000         223,862
Leitch Technology Corp.* .........    20,000         601,630
Renaissance Energy Ltd.* .........    25,000         515,933
Rofin-Sinar Technologies, Inc.*  .    40,000         485,000
                                                  ----------
 TOTAL CANADA (2.0%) .............                 3,932,439
                                                  ----------
CHILE
Enersis S.A. (ADR) ...............     1,000      $   29,000
Santa Isabel S.A. (ADR) ..........     8,000         140,000
                                                  ----------
 TOTAL CHILE (0.1%) ..............                   169,000
                                                  ----------
DENMARK
Carli Gry International A/S  .....    15,600         876,545
Coloplast A/S B ..................     6,000         464,105
Novo-Nordisk A/S (B Shares)  .....     5,000         715,130
Scandinavian Mobility
 International A/S ...............     5,000          45,973
                                                  ----------
 TOTAL DENMARK (1.1%) ............                 2,101,753
                                                  ----------
FINLAND
Hartwall Oy AB ...................    12,200       1,007,164
KCI Konecranes International  ....    18,000         594,392
Kesko ............................    20,000         316,275
Nokia Oyj (A Shares) .............     3,000         210,000
Orion-Yhtyma Oy (B Shares)  ......    56,000       1,479,375
Rauma Oy .........................    13,900         216,751
                                                  ----------
 TOTAL FINLAND (2.0%) ............                 3,823,957
                                                  ----------
FRANCE
Accor SA .........................     8,000       1,487,414
Alcatel Alsthom ..................     3,500         444,878
Banque Nationale de Paris ........       700          37,207
Bouygues Offshore SA (ADR)  ......    36,000         783,000
Canal Plus .......................     3,000         557,780
Carrefour ........................       225         117,388
Cie Financiere de Paribas A  .....       750          65,174
Cie Generale de Eaux .............     7,000         976,988
Cie Generale de Geophysique SA
 (ADR)* ..........................    80,000       2,050,000
Cie de St. Gobain ................       250          35,515
Coflexip (ADR) ...................     3,000         166,500
EDAP TMS SA (ADR)* ...............   123,000         861,000
Elf Aquitaine ....................     7,000         814,156
Groupe Danone ....................       500          89,308
Havas ............................       350          25,181
Lafarge SA .......................     6,130         402,216
L'Air Liquide ....................       550          86,085
L'Oreal ..........................       495         193,690
Louis Dreyfus Citrus .............    20,300         620,620
Michelin (CGDE), (Class B)  ......     7,000         352,413
Moulinex* ........................    38,000         938,872
Peugeot SA .......................       250          31,528
Pinault Printemps ................       150          80,028
Schneider SA .....................       800          43,439
Seita ............................    18,000         646,008
Societe Generale .................       550          74,936
S.T. Dupont*+ ....................    34,900         456,944
Suez Lyonnaise des Eaux ..........       400          44,264
                                                  ----------
 TOTAL FRANCE (6.4%) .............                12,482,532
                                                  ----------
GERMANY
Allianz AG .......................     1,500         386,892
Apcoa Parking AG+ ................       800          58,701
Bayer AG .........................     4,500         166,972
B.U.S. Berzelius Umwelt-Service
 AG ..............................    28,000         373,551
Daimler-Benz AG ..................     2,000         141,193

                                       38

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
Deutsche Bank AG .................      3,250     $  227,271
Dresdner Bank AG .................      2,850        129,592
Gerresheimer Glas AG .............     30,000        420,245
Linde AG .........................         50         30,323
Lufthansa AG .....................     54,500      1,023,986
Pfeiffer Vacuum Technology (ADR)*      10,000        280,000
RWE AG ...........................      1,850         99,238
SAP AG ...........................        500        151,616
Schering AG ......................        400         38,578
SGL Carbon AG+ ...................      8,000      1,022,819
Siemens AG .......................      2,500        150,782
SKW Trostberg AG .................      3,000         95,222
Thyssen AG .......................        150         32,019
Turbon International AG ..........      3,000         64,871
Veba AG ..........................      5,150        350,691
Viag AG ..........................        150         82,131
                                                  ----------
 TOTAL GERMANY (2.8%) ............                 5,326,693
                                                  ----------
GREECE
A.G. Petzetakis SA* ..............    200,000      1,077,237
Hellenic Telecommunication
 Organization SA .................     15,120        309,788
                                                  ----------
 TOTAL GREECE (0.7%) .............                 1,387,025
                                                  ----------
HONG KONG
Aeon Credit Service (Asia) Co.
 Ltd. ............................    924,000        202,710
Cheung Kong Holdings .............     50,000        327,462
Cosco Pacific Ltd. ...............     80,000         65,041
Giordano International Ltd.*  ....    200,000         69,041
Hang Seng Bank ...................      5,000         48,232
HSBC Holdings PLC (H.K. $)  ......     14,000        345,077
Hutchison Whampoa ................     12,000         75,261
JCG Holdings .....................    250,000        107,272
Swire Pacific Ltd. (Class A) .....     40,000        219,383
Television Broadcasts Ltd.  ......     86,000        245,270
                                                  ----------
 TOTAL HONG KONG (0.9%) ..........                 1,704,749
                                                  ----------
HUNGARY (0.9%)
Magyar Tavkozlesi Rt (ADR)*  .....     70,000      1,820,000
                                                  ----------
INDIA
Videsh Sanchar Nigam Ltd. (GDR)*       45,000        581,625
Videsh Sanchar Nigam Ltd. (GDR)*+       2,000         27,860
                                                  ----------
 TOTAL INDIA (0.3%) ..............                   609,485
                                                  ----------
INDONESIA
Gulf Indonesia Resources Ltd.*  ..     51,200      1,126,400
PT Bunas Finance Indonesia  ......    200,000         11,818
PT Citatah .......................    377,500         49,761
PT Great River International  ....  1,367,000        111,845
PT Indosat (ADR) .................     12,000        231,750
                                                  ----------
 TOTAL INDONESIA (0.8%) ..........                 1,531,574
                                                  ----------
IRELAND
Avonmore Waterford Group PLC  ....    464,000      1,703,261
Crean (James) PLC--Units .........     60,000        122,076
Fyffes PLC .......................    900,000      1,344,545
Irish Life PLC ...................    200,000      1,136,049
Irish Continental Group PLC ......     20,000        244,721
                                                  ----------
 TOTAL IRELAND (2.3%) ............                 4,550,652
                                                  ----------
ISRAEL (0.1%)
Home Centers Ltd.* ...............     15,400     $  169,400
                                                  ----------
ITALY
Assicurazioni Generali ...........      5,500        135,090
Banca Commerciale Italiana  ......     10,000         34,765
Danieli & Co. ....................     24,800        170,334
Esaote Biomedica Spa .............     64,000        169,497
Fiat Spa .........................     22,000         63,985
Gildemeister Italiana Spa*  ......     42,875        145,664
Industrie Natuzzi Spa (ADR)  .....     20,000        412,500
Istituto Mobiliare Italiano  .....      2,500         29,678
Istituto Naz Delle Assicurazioni       22,500         45,598
Mediaset Spa .....................    140,000        687,733
Mediolanum Spa + .................      4,000         75,297
Parmalat Finanziaria Spa .........    300,000        429,056
Telecom Italia Spa ...............      2,775         17,726
Zucchini Spa .....................     70,000        502,544
                                                  ----------
 TOTAL ITALY (1.5%) ..............                 2,919,467
                                                  ----------
JAPAN
Aiful Corp.* .....................     13,800        936,041
Akita Bank .......................     23,000         89,902
Asahi Bank Ltd. ..................     32,000        129,987
Asahi Diamond Industry Co. Ltd.  .     24,000        104,664
Asahi Glass Co. Ltd. .............     10,000         47,519
Asatsu, Inc. .....................     17,200        247,833
Bank of Tokyo-Mitsubishi Ltd.  ...     70,000        965,702
Bridgestone Corp. ................      4,000         86,760
Bridgestone Metalpha Corp.  ......      9,000         33,455
Canon, Inc. ......................     13,000        302,893
Capcom Co. Ltd. ..................      2,600         26,702
Credit Saison Co. ................     63,000      1,554,781
Daibiru Corp. ....................     14,000        102,472
Dai-Ichi Kangyo Bank .............     86,000        507,530
Dai Nippon Printing Co. Ltd.  ....      3,000         56,333
Daiseki Co. Ltd. .................      6,400         66,220
Daito Trust Construction Co.
 Ltd..............................     22,000        134,386
Daiwa House Industry Co. Ltd. ....      2,000         10,577
Data Communication System Co. ....     21,000        276,835
DDI Corp. ........................        115        304,081
Denso Corp. ......................      4,000         72,044
Doshisha Co. .....................      1,000          4,905
Eiden Sakakiya Co. Ltd. ..........     18,000         66,909
Enplas Corp. .....................     19,000        256,294
Enshu* ...........................     34,000         42,476
Familymart Co. ...................     19,000        681,510
Fanuc Ltd.........................        900         34,075
Fuji Bank Ltd. ...................     11,000         44,514
Fuji Soft ABC, Inc. ..............     16,400        561,855
Fujikura Ltd. ....................    104,000        688,684
Fujimi, Inc. .....................      8,600        365,817
H.I.S. Company Ltd. ..............      1,100         19,138
Hitachi Ltd. .....................     16,000        114,045
Hitachi Plant Engineering &
 Construction Co. ................     18,000         40,146
Homac Corp. ......................      7,000         35,355
Home Wide Corp. ..................     15,000         50,010
Honda Motor Co. Ltd...............      5,000        183,560
Hoya Corp. .......................     24,000        754,167
Imagineer Co. Ltd. ...............     13,000        101,629

                                       39

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
Industrial Bank of Japan .........     9,000      $   64,150
INES Corp. .......................    20,000         154,819
Isetan Co. .......................    63,000         263,154
Ishihara Sangyo Kaisha Ltd.*  ....    62,000          68,902
Ishikawajima Harima Heavy
 Industries Co. Ltd. .............    62,000          92,661
Ito Yokado Co. Ltd. ..............     2,000         101,935
Japan Airport Terminal Co. Ltd. ..    53,000         333,091
Japan Industrial Land Development     13,000          31,385
Japan Tobacco, Inc. ..............        45         319,372
Kaneshita Construction ...........    12,000          54,263
Kawasaki Heavy Industries Ltd.  ..    96,000         148,626
Kawasaki Steel Corp...............    10,000          13,642
Keyence Corp. ....................       200          29,584
Kikuchi Co. Ltd.* ................    10,000          30,274
King Co. .........................    38,000          36,405
Kirin Brewery Co. ................     4,000          29,124
Koa Fire & Marine ................    10,000          37,555
Kokuyo Co. Ltd. ..................    13,000         224,181
Komatsu Ltd. .....................     4,000          20,080
Kubota Corp. .....................     6,000          15,819
Mabuchi Motor Co. ................     8,600         437,003
Matsuda Sangyo Co. Ltd. ..........     8,000          48,316
Meitec ...........................    51,000       1,434,528
Micronics Japan Co. Ltd. .........    18,000         310,404
Minebea Co. ......................    70,000         751,102
Misawa Ceramic Corp. .............    16,000          39,241
Mitsubishi Corp. .................    14,000         110,519
Mitsubishi Estate Co. ............    10,000         108,833
Mitsubishi Heavy Industries Ltd. .   110,000         458,632
Mitsubishi Materials Corp.  ......     6,000           9,657
Mitsubishi Trust & Banking Corp.      31,000         311,247
Mitsui & Co. .....................     6,000          35,501
Mitsui Home Co. Ltd. .............    24,000         130,600
NAMCO Ltd. .......................     5,200         151,048
Namura Shipbuilding ..............    14,000          31,654
Nanno Construction Co. Ltd.  .....    15,000          12,071
NGK Spark Plug Co. ...............    40,000         226,863
NIC Corp. ........................    42,000         228,550
Nichiei Co. Ltd. .................     3,900         415,482
Nichiha Corp. ....................    54,400         332,717
Nichii Gakkan Co.* ...............    14,000         482,851
Nikon Corp. ......................    45,000         444,913
Nintendo Co. Ltd..................     4,000         392,412
Nippon Broadcasting System  ......    18,000         711,861
Nippon Denwa Shisetsu ............    22,000          84,307
Nippon Paper Industries Co.  .....    20,000          78,482
Nippon Steel Corp. ...............    27,000          39,939
Nippon System Development ........    12,000         246,484
Nippon Television Network Corp.  .     1,800         528,377
Nireco ...........................    13,000          47,825
Nitta Corp. ......................    31,000         313,623
Nitto Kohki Co. Ltd. .............    25,200         274,259
Nomura Securities Co. ............     8,000         106,687
Noritsu Koki Co. Ltd. ............    34,600         853,895
Ohmoto Gumi Co. Ltd. .............    10,000          42,920
Oie Sangyo Co. Ltd. ..............    13,000          53,803
Oji Paper Co. Ltd. ...............    14,000          55,689
Oriental Construction Co. ........     9,000          39,318
Paris Miki, Inc. .................    31,000      $  332,631
PS Corp. .........................    18,900          71,703
Raito Kogyo Co. Ltd. .............    40,000         173,213
Ricoh Elemex Corp. ...............     9,000          65,530
Rohm Co. Ltd. ....................     8,000         815,482
Sankyo Co. Ltd. ..................    38,000         859,168
Santen Pharmaceutical Co. Ltd.  ..    88,000       1,011,688
Sanyo Chemicals Industries Ltd. ..     9,000          52,424
Sanyo Electric Co. Ltd. ..........    44,000         114,658
Sanyo Engineering & Construction
 Co. .............................    22,000          79,249
Sanyo Pax Co. Ltd. ...............    24,000         207,856
Sanyo Shinpan Finance Co. Ltd.  ..     6,200         274,183
Sato Corp. .......................    38,500         655,068
Sekisui House Ltd. ...............     3,000          19,291
Seven-Eleven Japan Co. Ltd.  .....    14,200       1,005,618
Shimizu Corp. ....................     3,000           6,944
Shizuoka Bank Ltd. ...............    23,000         246,791
Sho Bond Corp. ...................    42,500         768,730
Sodick Co.* ......................   100,000         286,645
Sony Corp. .......................     1,000          88,906
SMC Corp. ........................     9,100         802,069
Suido Kiko Kaisha ................     8,000          16,064
Sumitomo Bank Ltd. ...............    90,000       1,027,783
Sumitomo Forestry Co. ............    10,000          48,668
Sumitomo Metal Industries ........   212,000         271,347
Sumitomo Realty & Development Co.
 Ltd. ............................   109,000         626,557
Taisei Corp. .....................     4,000           6,561
Taisho Pharmaceutical Co. ........    20,000         510,443
Takara Printing Co. ..............    12,000          35,869
Takefuji Corp. ...................    26,060       1,196,393
Takihyo Co. Ltd. .................    14,000          61,161
TDK Corp. ........................    18,000       1,357,501
Toda Corp. .......................    14,000          38,092
Toei Co. Ltd. ....................    26,000          94,654
Toho Bank ........................    40,000         159,418
Toho Titanium* ...................    38,000         320,368
Tokio Marine & Fire Insurance Co.      6,000          68,059
Tokyo Broadcasting System, Inc. ..    35,000         442,614
Tokyo Cathode Laboratory Co.* ....    19,700         194,773
Tokyo Electric Power Co. .........     7,000         127,687
Tokyo Electron ...................     1,000          32,037
Toso Co. Ltd. ....................    18,000          82,085
TOWA Corp. .......................     5,300         110,082
Toyoda Gosei .....................    20,000          72,351
Wesco, Inc. ......................     6,200          15,206
Xebio Co. Ltd. ...................     3,200          25,507
Yamaichi Electronics Co. Ltd. ....    22,000         354,091
Yamanouchi Pharmaceutical Co.
 Ltd. ............................    68,000       1,459,283
Yamato Transport Co. Ltd..........     6,000          80,475
Yaskawa Electric Corp. ...........    10,000          24,909
Yokogawa Electric Corp. ..........    96,000         593,033
                                                 -----------
 TOTAL JAPAN (20.6%) .............                39,943,359
                                                 -----------
MALAYSIA
AMMB Holdings BHD ................    50,000          32,781
Arab Malaysian Finance BHD  ......   140,000          28,076
Guinness Anchor BHD ..............    30,000          37,023
Hong Leong Bank BHD ..............   140,000          92,146

                                       40

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
IOI Corp. BHD ....................   100,000      $    32,395
Kim Hin Industry BHD .............    12,000            2,113
Kumpulan Guthrie BHD .............    33,000           21,211
Lingkaran Trans Kota Holdings
 BHD* ............................   130,000           82,890
Magnum Corp. BHD .................    74,000           44,520
Malayan Banking BHD ..............    24,000           69,726
Mancon BHD .......................    76,666           27,793
Metacorp BHD .....................   120,000           50,906
Pacific & Orient BHD .............    80,000           36,611
Pernas International Hotels
 Holdings BHD ....................   462,000          128,284
Resorts World BHD ................    20,000           33,680
RJ Reynolds BHD ..................    70,000          114,282
Sap Holdings BHD..................    36,000           13,421
Sime Darby BHD ...................   150,000          144,234
Sriwani Holdings BHD .............   180,000           47,667
Star Publications BHD ............    25,000           28,538
Talam Corp. BHD ..................   315,000           74,508
Tanjong PLC ......................   100,000          165,831
UMW Holdings BHD .................   150,000          113,768
                                                  -----------
 TOTAL MALAYSIA (0.7%) ...........                  1,422,404
                                                  -----------
MEXICO
Bufete Industrial S.A.* ..........    10,000           97,500
Elamex S.A. de C.V.* .............    32,600          244,500
Grupo Electra S.A. de C.V.  ......   500,000          882,134
Grupo Financiero Banamex Accival
 (B Shares)* .....................    50,000          149,504
Grupo Industrial Saltillo SA
 (B Shares).......................   236,000          898,908
Industrias CH S.A. (B Shares)*  ..   120,000          714,640
Kimberly-Clark de Mexico S.A. de
 C.V. ............................    30,000          710,757
Panamerican Beverages, Inc.  .....    10,000          326,250
Sanluis Corporacion S.A. de
 C.V.*............................    28,000          227,543
                                                  -----------
 TOTAL MEXICO (2.2%) .............                  4,251,736
                                                  -----------
NETHERLANDS
ABN Amro Holding N.V. ............     5,824          113,455
Aegon N.V. .......................     8,000          712,154
Akzo Nobel N.V. ..................     3,000          517,249
ASR Verzekeringsgroep N.V.  ......    21,400        1,164,116
Content Beheer N.V. + ............    30,000          739,773
Elsevier N.V. ....................    16,955          274,270
Fortis Amev N.V. .................    10,000          435,973
Fugro N.V.* ......................    30,000          914,359
Gucci Group N.V. .................     2,000           83,750
Heineken N.V. ....................       233           40,564
Hunter Douglas N.V. ..............     6,000          210,095
IHC Caland N.V. ..................     4,000          207,531
ING Groep N.V. ...................    28,000        1,179,296
KLM ..............................     1,700           62,881
Koninklijke Nedlloyd Groep N.V.+ .     2,250           51,044
Kon. PTT Nederland + .............     8,000          333,785
Nutricia Verenigde Bedrijven
 N.V.+ ...........................    19,000          576,283
Royal Dutch Petroleum ............     9,948          546,057
Unilever N.V. CVA ................     2,968          182,970
Unique International N.V. ........    30,000          639,164
Vedior N.V. CVA...................    70,000        1,260,079
Vendex International N.V. ........     3,600          198,673
                                                  -----------
 TOTAL NETHERLANDS (5.4%) ........                 10,443,521
                                                  -----------
NEW ZEALAND
Air New Zealand Ltd. (B Shares) ..   109,000      $   218,353
Restaurant Brands NZ Ltd.*+  .....   312,500          308,470
Sky City Ltd. ....................    35,300          119,907
Tourism Holdings Ltd. ............    15,000           10,277
Warehouse Group Ltd. .............   110,000          293,809
                                                  -----------
 TOTAL NEW ZEALAND (0.5%) ........                    950,816
                                                  -----------
NORWAY
Alvern Norway ASA* ...............   120,000          284,329
Choice Hotels Scandinavia ASA*+  .   472,500        1,599,353
Frontline Ltd.* ..................   300,000        1,210,431
Hafslund ASA .....................     5,000           23,830
Navia ASA* .......................    94,000          330,905
Norsk Hydro ASA ..................     1,100           53,542
Tomra Systems ASA ................    58,000        1,295,730
Union Bank of Norway .............    12,000          427,306
                                                  -----------
 TOTAL NORWAY (2.7%) .............                  5,225,426
                                                  -----------
PANAMA (0.4%)
Banco Latinoamericano de
 Exportaciones S.A.
 (E Shares) ......................    20,000          827,500
                                                  -----------
PERU (0.7%)
Telefonica del Peru S.A. (ADR)  ..    54,000        1,258,875
                                                  -----------
POLAND (0.7%)
@Entertainment, Inc.* ............   117,000        1,301,625
                                                  -----------
PORTUGAL
BPI-SGPS SA* .....................    20,000          486,281
Brisa-Auto Estradas de Portugal
 SA* .............................     5,600          200,602
Electricidade de Portugal SA* ....    38,105          721,521
Portugal Telecom SA ..............     8,710          404,148
Telecel Comunicacoes Pessoais SA*     13,290        1,416,011
                                                  -----------
 TOTAL PORTUGAL (1.7%) ...........                  3,228,563
                                                  -----------
SINGAPORE
City Developments Ltd. ...........    50,000          231,936
GP Batteries International Ltd.  .   140,000          364,674
Great Eastern Life Assurance Co. .     7,000           42,046
Keppel Fels Ltd. .................    88,000          245,971
Singapore Airlines Ltd. ..........    50,000          327,089
Singapore Land Ltd. ..............    93,000          204,639
United Overseas Bank Ltd. ........    40,000          222,420
                                                  -----------
 TOTAL SINGAPORE (0.8%) ..........                  1,638,775
                                                  -----------
SOUTH KOREA (0.2%)
SK Telecom Co. Ltd. (ADR)*........    65,776          427,544
                                                  -----------
SPAIN
Aldeasa SA* ......................    24,745          524,623
Aguas de Barcelona ...............     6,060          249,798
Banco Bilbao Vizcaya SA ..........     4,881          157,948
Banco de Valencia ................    30,000          648,835
Banco Santander SA ...............     3,468          115,867
Catalana Occidente SA + ..........    15,600          794,591
Catalana Occidente SA ............     5,400          275,051
Construcciones y Auxiliar de
 Ferrocarriles SA ................       500           18,444
Corp Financiera Reunida SA*  .....   100,000          534,952
Corporacion Mapfre Cia Inter SA ..    36,000          954,644

                                       41

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
Endesa SA.........................     4,488      $   79,685
Gas Y Electridad SA (Series 2)  ..    14,000       1,010,830
Hidroelectrica del Cantabrico  ...    10,000         438,464
Iberdrola SA .....................    35,668         469,408
Portland Valderrivas SA ..........     3,800         341,713
Repsol SA ........................     4,392         187,384
Tabacalera SA-A ..................    12,200         988,973
Telefonica de Espana .............    26,528         757,445
                                                  ----------
 TOTAL SPAIN (4.4%) ..............                 8,548,655
                                                  ----------
SWEDEN
Astra AB (A Shares) ..............    20,000         346,352
Castellum AB* ....................    79,000         786,030
Dahl International AB + ..........    32,000         471,542
Ericsson LM (B Shares) ...........     6,400         240,608
Forenings Sparbanken AB
 (A Shares) ......................    10,000         227,333
Kalmar Industries AB + ...........    10,000         161,211
Karlshamns AB*+ ..................    38,000         593,458
NetCom Systems AB (B Shares)*  ...    25,650         550,804
Scandic Hotels AB*+ ..............    73,600       1,798,310
Skandia Forsakrings AB ...........    11,000         518,835
Skandinaviska Enskilda Banken
 (Series A) ......................    95,120       1,203,990
Swedish Match AB .................   254,700         850,080
                                                  ----------
 TOTAL SWEDEN (4.0%) .............                 7,748,553
                                                  ----------
SWITZERLAND
ABB AG ...........................       200         251,284
Ciba Specialty Chemicals AG*  ....     8,600       1,024,581
Credit Suisse Group ..............     1,250         193,427
Nestle SA ........................       300         449,641
Novartis AG ......................       542         879,521
Roche Holding AG Genusscheine ....        80         794,522
Schweizerische
 Rueckversicherungs-Gesellschaft .       120         224,471
Selecta Group* ...................    10,400       1,395,687
Tag Heuer International SA (ADR)*     35,000         288,750
Union Bank of Switzerland ........       120         173,530
                                                  ----------
 TOTAL SWITZERLAND (2.9%) ........                 5,675,414
                                                  ----------
THAILAND
CMIC Finance & Securities Public
 Co. Ltd. ........................    51,000               0
Nation Multimedia Group
 Public Co. Ltd...................   130,000          34,424
Thai Engine Manufacturing
 Public Co. Ltd. .................    70,000         117,757
                                                  ----------
 TOTAL THAILAND (0.1%) ...........                   152,181
                                                  ----------
UNITED KINGDOM
Amvescap PLC .....................    80,000         687,559
Barclays PLC .....................    24,000         638,128
Bass PLC .........................    14,200         220,398
BG PLC ...........................    22,077          99,406
BG PLC 'B'* ......................    25,021          11,924
BOC Group PLC ....................     2,591          42,621
Boots Co. PLC ....................     5,806          83,627
BPB PLC ..........................    70,000         391,106
British Aerospace ................     2,120          60,444
British Airport Authority PLC  ...    30,000         245,510
British Airways PLC...............    38,000         349,695
British Energy PLC ...............   240,000      $1,668,283
British Petroleum Co. PLC ........    29,367         386,071
British Sky Broadcasting Group
 PLC .............................     8,097          60,675
British Telecommunications PLC ...    35,150         276,392
BTR PLC ..........................    21,470          64,918
Cable & Wireless PLC..............    12,409         109,096
Cadbury Schweppes PLC ............     5,961          60,097
Carlton Communications PLC  ......   167,300       1,292,147
Carpetright PLC ..................    50,000         377,960
Commercial Union PLC .............     2,801          39,079
Compass Group PLC ................   170,000       2,092,419
De La Rue PLC ....................    10,000          65,075
Diageo PLC .......................   105,307         968,223
Dixons Group PLC .................   120,000       1,204,871
EMI Group PLC ....................    50,000         417,399
Energis PLC* .....................   275,000       1,152,367
Energy Group PLC .................     4,456          49,208
Filtronic Comtek PLC .............   180,000       1,308,892
Flextech PLC* ....................    46,000         398,370
General Accident PLC..............     2,904          50,346
General Electric Co. PLC .........    13,890          90,047
GKN PLC ..........................     2,089          42,808
Glaxo Wellcome PLC ...............    23,220         549,468
Granada Group PLC ................     3,225          49,287
Great Universal Stores PLC  ......     3,970          50,038
HSBC Holdings PLC ................    10,000         246,824
Hanson PLC .......................     5,571          24,867
Harvey Nichols PLC ...............    70,000         218,559
Holliday Chemical Holdings PLC ...   400,000       1,511,840
House of Fraser PLC ..............   140,000         462,426
Imperial Chemical Industries PLC .     3,109          48,587
Imperial Tobacco Group PLC  ......   125,000         786,732
Jefferson Smurfit Group PLC  .....   200,000         555,437
Johnson Matthey PLC ..............    55,000         492,580
Kingfisher PLC ...................     4,084          56,911
Ladbroke Group PLC ...............   150,000         650,749
Land Securities PLC ..............     3,207          51,120
Legal & General Group PLC.........     7,475          65,349
Lloyds TSB Group PLC .............    34,379         444,617
LucasVarity PLC ..................   160,000         565,297
Marks & Spencer PLC...............    17,109         168,411
McBride PLC ......................    20,000          58,173
MEPC PLC .........................    70,000         584,359
Mirror Group PLC .................    40,000         128,178
Misys (Jersey) Ltd.*..............     3,428         103,652
Misys PLC ........................    12,000         362,842
National Grid Group PLC ..........   260,000       1,234,779
National Power PLC ...............   100,000         985,983
Norwich Union PLC* ...............    80,000         512,711
Peninsular & Oriental Steam
 Navigation Co. ..................     3,314          37,713
Powerscreen International PLC ....    40,000         401,593
Prudential Corp. PLC..............     8,019          96,724
Randgold Resources Ltd. (GDR)*+  .    30,300         159,075
Rank Group PLC ...................    12,574          70,047
Reed International PLC............    60,000         601,449
Rentokil Initial PLC .............   162,900         709,390
Rio Tinto PLC ....................     5,510          67,819
Shandwick International PLC  .....    80,000          54,229

                                       42

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
Smith & Nephew PLC ...............    55,000     $    162,687
Smith (W.H.) Group PLC ...........    60,000          383,547
Smithkline Beecham PLC ...........    90,000          921,401
Tesco PLC ........................    12,625          102,696
Thistle Hotels PLC ...............    94,000          244,959
Thorn PLC ........................   102,857          267,060
Tomkins PLC ......................    25,000          119,550
Unilever PLC......................    19,628          168,047
Vodafone Group PLC................   100,000          721,411
WPP Group PLC ....................    55,000          244,935
Zeneca Group PLC .................    10,336          362,974
                                                 ------------
 TOTAL UNITED KINGDOM (16.4%) ....                 31,872,243
                                                 ------------
TOTAL COMMON STOCKS
 AND OTHER INVESTMENTS (92.4%)
 (Cost $191,125,818)..............                179,183,005
                                                 ------------
PREFERRED STOCKS:
AUSTRALIA (0.2%)
Village Roadshow Ltd. ............   160,000          328,956
                                                 ------------
BRAZIL (0.0%)
Dixie Toga SA ....................    59,000           30,133
                                                 ------------
FINLAND (0.2%)
Nokia Oyj (A Shares)..............     4,000          283,987
                                                 ------------
GERMANY
Fielmann AG ......................     4,000           86,717
Fresenius AG .....................     1,200          218,127
ProSieben Media AG* ..............     7,000          321,021
                                                 ------------
 TOTAL GERMANY (0.3%) ............                    625,865
                                                 ------------
TOTAL PREFERRED STOCKS (0.7%)
 (Cost $1,410,542) ...............                  1,268,941
                                                 ------------

========================================================
                                PRINCIPAL       VALUE
                                 AMOUNT       (NOTE 1)
--------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.3%)
Federal Home Loan Mortgage
 Corp.
 6.0%, due 01/02/98 .........  $2,500,000   $  2,499,583
                                            ------------
TOTAL SHORT-TERM DEBT SECURITIES (1.3%)
 (Amortized Cost
 $2,499,583).................                  2,499,583
                                            ------------
TOTAL INVESTMENTS (94.4%)
 (Cost/Amortized Cost $195,035,943)          182,951,529
OTHER ASSETS
 LESS LIABILITIES (5.6%)  ...                 10,945,647
                                            ------------
NET ASSETS (100.0%) .........               $193,897,176
                                            ============

-----------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Equity Investments

Basic Materials .......    5.1%
Business Services  ....    8.9
Capital Goods .........    8.1
Consumer Cyclicals ....   19.3
Consumer
Non-Cyclicals..........   15.3
Credit Sensitive ......   26.8
Diversified ...........    1.8
Energy ................    5.6
Technology ............    9.1
                         -----
                         100.0%
                         =====

------------
*      Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1997, these securities amounted to $12,924,625 or 6.7% of net assets.
       Glossary:
       ADR--American Depository Receipt
       GDR--Global Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

====================================================================
                                           NUMBER          VALUE
                                         OF SHARES       (NOTE 1)
--------------------------------------------------------------------
COMMON STOCKS AND OTHER
 INVESTMENTS:
BASIC MATERIALS
CHEMICALS--SPECIALTY (4.2%)
Crompton & Knowles Corp.+ ............    5,200,000   $  137,800,000
Cytec Industries, Inc.* ..............    1,275,000       59,845,312
                                                      --------------
                                                         197,645,312
                                                      --------------
METALS & MINING (1.5%)
Newmont Mining Corp. .................    2,300,000       67,562,500
                                                      --------------
STEEL (0.9%)
AK Steel Holding Corp. ...............      419,600        7,421,675
Ispat International NV
 (New York Registered Shares)*  ......    1,500,000       32,437,500
                                                      --------------
                                                          39,859,175
                                                      --------------
 TOTAL BASIC MATERIALS (6.6%)  .......                   305,066,987
                                                      --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (2.4%)
USA Waste Services, Inc.* ............      223,800        8,784,150
U.S. Filter Corp.* ...................    3,491,900      104,538,756
                                                      --------------
                                                         113,322,906
                                                      --------------
PRINTING, PUBLISHING &
 BROADCASTING (3.7%)
Comcast Corp. (Class A) SPL ..........    5,500,000      173,593,750
                                                      --------------
PROFESSIONAL SERVICES (1.6%)
Cambridge Technology Partners, Inc.*        428,900       17,852,962
Corrections Corp. of America*  .......    1,100,000       40,768,750
TeleTech Holdings, Inc.* .............    1,197,600       13,622,721
                                                      --------------
                                                          72,244,433
                                                      --------------
 TOTAL BUSINESS SERVICES (7.7%)  .....                   359,161,089
                                                      --------------
CONSUMER CYCLICALS
AIRLINES (10.1%)
Continental Airlines, Inc.
 (Class B)*+ .........................    4,438,200      213,588,375
Delta Air Lines, Inc. ................    1,500,000      178,500,000
Northwest Airlines Corp.
 (Class A)* ..........................    1,634,500       78,251,687
                                                      --------------
                                                         470,340,062
                                                      --------------
APPAREL, TEXTILE (6.1%)
Jones Apparel Group, Inc.* ...........    2,339,200      100,585,600
Mohawk Industries, Inc.* .............    3,150,000       69,103,125
Tommy Hilfiger Corp.*+ ...............    1,939,500       68,124,937
UNIFI, Inc. ..........................    1,200,000       48,825,000
                                                      --------------
                                                         286,638,662
                                                      --------------
AUTO RELATED (7.6%)
Circuit City Stores, Inc.-CarMax
 Group*+ .............................    6,260,700       56,346,300
Republic Industries, Inc.* ...........   12,700,000      296,068,750
                                                      --------------
                                                         352,415,050
                                                      --------------
AUTOS & TRUCKS (0.7%)
Harley-Davidson, Inc. ................    1,200,000       32,850,000
                                                      --------------
FOOD SERVICES, LODGING (6.4%)
Extended Stay America, Inc.* .........    1,886,100       23,458,369
Florida Panthers Holdings, Inc.*  ....    1,685,300   $   29,071,425
Host Marriott Corp.* .................    2,053,600       40,301,900
ITT Corp.* ...........................    2,300,000      190,612,500
Starbucks Corp.* .....................       95,000        3,645,625
Suburban Lodges of America, Inc.*+ ...      904,000       12,034,500
                                                      --------------
                                                         299,124,319
                                                      --------------
HOUSEHOLD FURNITURE,
 APPLIANCES (1.0%)
Industrie Natuzzi Spa (ADR) ..........    2,240,700       46,214,438
                                                      --------------
LEISURE RELATED (1.8%)
Callaway Golf Company ................    1,254,800       35,840,225
Promus Hotel Corp.* ..................    1,120,000       47,040,000
                                                      --------------
                                                          82,880,225
                                                      --------------
RETAIL--GENERAL (2.9%)
Pep Boys-Manny, Moe & Jack ...........    1,096,600       26,181,325
PETsMART, Inc.* ......................    1,435,200       10,405,200
Proffitt's, Inc.* ....................      400,000       11,375,000
Tiffany & Co. ........................    1,563,300       56,376,506
U.S. Office Products Co.* ............    1,507,000       29,574,875
                                                      --------------
                                                         133,912,906
                                                      --------------
 TOTAL CONSUMER CYCLICALS (36.6%)                      1,704,375,662
                                                      --------------
CONSUMER NONCYCLICALS
DRUGS (6.2%)
Centocor, Inc.*+ .....................    5,036,500      167,463,625
Genzyme Corp. (General Division)* ....    2,375,000       65,906,250
MedImmune, Inc.*+ ....................    1,339,800       57,443,925
                                                      --------------
                                                         290,813,800
                                                      --------------
HOSPITAL SUPPLIES &
 SERVICES (0.7%)
Sun Healthcare Group, Inc.* ..........    1,649,900       31,966,813
                                                      --------------
SOAPS & TOILETRIES (0.9%)
Estee Lauder Companies
 (Class A) ...........................      828,900       42,636,544
                                                      --------------
 TOTAL CONSUMER NONCYCLICALS (7.8%)                      365,417,157
                                                      --------------
CREDIT SENSITIVE
BANKS (0.8%)
GreenPoint Financial Corp. ...........      527,100       38,247,694
                                                      --------------
FINANCIAL SERVICES (4.0%)
Edwards (A.G.), Inc. .................    1,050,000       41,737,500
Green Tree Financial Corp. ...........    1,822,400       47,724,100
Newcourt Credit Group, Inc. ..........    1,000,000       33,375,000
Paine Webber Group, Inc. .............    1,200,000       41,475,000
PMI Group, Inc. ......................      290,000       20,970,625
                                                      --------------
                                                         185,282,225
                                                      --------------
INSURANCE (4.6%)
AFLAC, Inc. ..........................      500,000       25,562,500
CNA Financial Corp.* .................    1,493,700      190,820,175
                                                      --------------
                                                         216,382,675
                                                      --------------
REAL ESTATE (2.1%)
Security Capital Group, Inc.
 (Class B)*+ .........................    1,184,900       38,509,250
Vornado Realty Trust .................    1,310,346       61,504,383
                                                      --------------
                                                         100,013,633
                                                      --------------

                                       44

THE HUDSON RIVER TRUST
ALLIANCE AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

====================================================================
                                           NUMBER          VALUE
                                         OF SHARES       (NOTE 1)
--------------------------------------------------------------------
UTILITY--TELEPHONE (2.9%)
Telephone & Data Systems, Inc.+  .....    2,863,300   $  133,322,406
                                                      --------------
 TOTAL CREDIT SENSITIVE (14.4%)  .  ..                   673,248,633
                                                      --------------
ENERGY
OIL--DOMESTIC (1.7%)
Ultramar Diamond Shamrock Corp. ......    1,090,200       34,750,125
Valero Energy Corp. ..................    1,450,000       45,584,375
                                                      --------------
                                                          80,334,500
                                                      --------------
OIL--SUPPLIES &
 CONSTRUCTION (6.6%)
Diamond Offshore Drilling, Inc.  .....    4,000,000      192,500,000
Rowan Cos., Inc.* ....................    3,700,000      112,850,000
                                                      --------------
                                                         305,350,000
                                                      --------------
RAILROADS (1.7%)
Kansas City Southern Industries,
 Inc..................................    1,600,000       50,800,000
Wisconsin Central Transport Corp.*  ..    1,300,000       30,387,500
                                                      --------------
                                                          81,187,500
                                                      --------------
 TOTAL ENERGY (10.0%) ................                   466,872,000
                                                      --------------
TECHNOLOGY
ELECTRONICS (7.7%)
Altera Corp.* ........................    1,197,500       39,667,188
Atmel Corp.* .........................    1,347,000       25,003,688
KLA-Tencor Corp.* ....................      660,900       25,527,263
Network Associates, Inc.* ............    1,548,100       81,855,787
Parametric Technology Corp.* .........      785,100       37,194,113
Sterling Commerce, Inc.* .............    1,674,800       64,375,125
Teradyne, Inc.* ......................    1,016,100       32,515,200
Xilinx, Inc.* ........................    1,477,200       51,794,325
                                                      --------------
                                                         357,932,689
                                                      --------------
OFFICE EQUIPMENT SERVICES (1.5%)
Comverse Technology, Inc.*+ ..........    1,859,500   $   72,520,500
                                                      --------------
TELECOMMUNICATIONS (3.1%)
ADC Telecommunications, Inc.*  .......      796,700       33,262,225
American Satellite Network--Warrants*        49,450                0
Millicom International Cellular SA* ..    2,378,400       89,487,300
U.S. Cellular Corp.* .................      658,300       20,407,300
                                                      --------------
                                                         143,156,825
                                                      --------------
 TOTAL TECHNOLOGY (12.3%) ............                   573,610,014
                                                      --------------
TOTAL COMMON STOCKS AND OTHER
 INVESTMENTS (95.4%)
 (Cost $4,029,993,201) ...............                 4,447,751,542
                                                      --------------

                                         PRINCIPAL
                                           AMOUNT
                                       -------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.8%)
Federal Home Loan Mortgage Corp.
 6.0%, due 01/02/98 ..................  $37,200,000       37,193,800
                                                      --------------
TOTAL SHORT-TERM DEBT SECURITIES (0.8%)
 (Amortized Cost $37,193,800).........                    37,193,800
                                                      --------------
TOTAL INVESTMENTS (96.2%)
 (Cost/Amortized Cost $4,067,187,001)                  4,484,945,342
OTHER ASSETS
 LESS LIABILITIES (3.8%)..............                   178,311,961
                                                      --------------
NET ASSETS (100.0%) ..................                $4,663,257,303
                                                      ==============

------------
*     Non-income producing.
+ Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).
      Glossary:
      ADR--American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

===========================================================
                                      NUMBER       VALUE
                                    OF SHARES     (NOTE 1)
-----------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS--SPECIALTY (3.7%)
Crompton & Knowles Corp. .........   140,200    $ 3,715,300
Cytec Industries, Inc.* ..........    32,000      1,502,000
                                                -----------
                                                  5,217,300
                                                -----------
METALS & MINING (1.6%)
Century Aluminum Co. .............    18,500        249,750
Gibraltar Steel Corp.* ...........    45,600        900,600
Kaiser Aluminum Corp.* ...........   119,700      1,054,856
                                                -----------
                                                  2,205,206
                                                -----------
STEEL (0.7%)
WHX Corp.* .......................    87,300      1,036,687
                                                -----------
 TOTAL BASIC MATERIALS (6.0%)  ...                8,459,193
                                                -----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (3.5%)
American Disposal Services,
 Inc.*............................    35,400      1,292,100
Philip Services Corp.* ...........    70,200      1,009,125
Superior Services, Inc.* .........    52,900      1,527,487
U.S. Filter Corp.* ...............    34,800      1,041,825
                                                -----------
                                                  4,870,537
                                                -----------
PRINTING, PUBLISHING &
 BROADCASTING (5.7%)
Applied Graphics Technologies,
 Inc.* ...........................    24,800      1,320,600
Mail-Well, Inc.* .................    19,600        793,800
Sinclair Broadcast Group, Inc.*  .    66,600      3,105,225
Westwood One, Inc.* ..............    17,900        664,537
Young Broadcasting Corp.
 (Class A)* ......................    56,600      2,193,250
                                                -----------
                                                  8,077,412
                                                -----------
PROFESSIONAL SERVICES (11.0%)
Carematrix Corp.* ................    77,700      2,233,875
Consolidation Capital Corp.*  ....    52,800      1,072,500
CORESTAFF, Inc.* .................    72,500      1,921,250
Cornell Corrections, Inc.*  ......    56,000      1,162,000
Data Processing Resources Corp.*      73,600      1,876,800
Equity Corp. International*  .....    56,400      1,304,250
Ha-Lo Industries, Inc.* ..........   138,800      3,608,800
Snyder Communications, Inc.*  ....    43,700      1,595,050
TeleTech Holdings, Inc.* .........    61,100        695,013
                                                -----------
                                                 15,469,538
                                                -----------
TRUCKING, SHIPPING (3.0%)
C.H. Robinson Worldwide, Inc.  ...    61,700      1,380,537
Knightsbridge Tankers Ltd.  ......    53,400      1,511,887
OMI Corp.* .......................   150,000      1,378,125
                                                -----------
                                                  4,270,549
                                                -----------
 TOTAL BUSINESS SERVICES (23.2%)                 32,688,036
                                                -----------
CAPITAL GOODS
AEROSPACE (0.9%)
DONCASTERS PLC (ADR)* ............    56,300      1,189,337
                                                -----------
BUILDING MATERIALS & FOREST
 PRODUCTS (2.0%)
Buckeye Technologies, Inc.*  .....    31,500    $ 1,456,875
Hughes Supply, Inc. ..............    40,750      1,423,703
                                                -----------
                                                  2,880,578
                                                -----------
 TOTAL CAPITAL GOODS (2.9%)  .....                4,069,915
                                                -----------
CONSUMER CYCLICALS
AIRLINES (2.9%)
Alaska Air Group, Inc.* ..........    45,200      1,751,500
Atlantic Coast Airlines, Inc.*  ..    75,500      2,397,125
                                                -----------
                                                  4,148,625
                                                -----------
APPAREL, TEXTILE (5.1%)
Mohawk Industries, Inc.* .........   143,300      3,143,644
Nautica Enterprises, Inc.*  ......    80,700      1,876,275
Tommy Hilfiger Corp.* ............    21,200        744,650
Wolverine World Wide, Inc.  ......    61,000      1,380,125
                                                -----------
                                                  7,144,694
                                                -----------
AUTO RELATED (5.8%)
Avis Rent A Car, Inc.* ...........    47,300      1,510,644
Budget Group, Inc. (Class A)*  ...   106,300      3,673,994
Dollar Thrifty Automotive Group,
 Inc.* ...........................    67,500      1,383,750
Federal-Mogul Corp. ..............    38,800      1,571,400
                                                -----------
                                                  8,139,788
                                                -----------
AUTOS & TRUCKS (1.4%)
Cross-Continent Auto Retailers,
 Inc.* ...........................   107,700        901,987
Miller Industries, Inc.* .........   105,700      1,136,275
                                                -----------
                                                  2,038,262
                                                -----------
FOOD SERVICES, LODGING (4.3%)
American General Hospitality
 Corp. ...........................    51,000      1,364,250
Innkeepers USA Trust .............    89,700      1,390,350
Interstate Hotels Co.* ...........    31,500      1,104,469
Prime Hospitality Corp.* .........    62,000      1,263,250
The Cheesecake Factory* ..........    30,100        918,050
                                                -----------
                                                  6,040,369
                                                -----------
HOUSEHOLD FURNITURE,
 APPLIANCES (1.9%)
Furniture Brands
 International, Inc.* ............    82,200      1,685,100
Industrie Natuzzi Spa (ADR)  .....    49,700      1,025,063
                                                -----------
                                                  2,710,163
                                                -----------
LEISURE RELATED (0.4%)
Bally Total Fitness Holding
 Corp.* ..........................    22,500        492,187
                                                -----------
RETAIL--GENERAL (4.0%)
Abercrombie & Fitch Co.
 (Class A)* ......................    44,800      1,400,000
Brylane, Inc.* ...................    29,300      1,443,025
Central Garden & Pet Co.* ........    45,200      1,186,500
Pacific Sunwear of California*  ..    56,350      1,665,847
                                                -----------
                                                  5,695,372
                                                -----------
 TOTAL CONSUMER CYCLICALS (25.8%)                36,409,460
                                                -----------

                                       46

THE HUDSON RIVER TRUST
ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===========================================================
                                      NUMBER       VALUE
                                    OF SHARES     (NOTE 1)
-----------------------------------------------------------
CONSUMER NONCYCLICALS
CONTAINERS (1.8%)
Ivex Packaging Corp.* ............    66,500    $ 1,596,000
Silgan Holdings, Inc.* ...........    29,500        958,750
                                                -----------
                                                  2,554,750
                                                -----------
DRUGS (4.9%)
Creative BioMolecules, Inc.*  ....   124,800        920,400
Geltex Pharmaceuticals, Inc.*  ...    58,200      1,542,300
Inhale Therapeutic Systems*  .....     2,200         57,200
Jones Medical Industries, Inc.  ..    61,000      2,333,250
Medicis Pharmaceutical Corp.
 (Class A)* ......................    19,800      1,012,275
MedImmune, Inc.* .................    24,400      1,046,150
                                                -----------
                                                  6,911,575
                                                -----------
HOSPITAL SUPPLIES & SERVICES (3.1%)
Mid Atlantic Medical Services,
 Inc.* ...........................    74,100        944,775
National Surgery Centers, Inc.*  .    71,850      1,886,063
NovaCare, Inc.* ..................   102,600      1,340,213
Novoste Corp.* ...................     9,500        213,750
                                                -----------
                                                  4,384,801
                                                -----------
RETAIL--FOOD (1.0%)
United Natural Foods, Inc.*  .....    55,500      1,443,000
                                                -----------
 TOTAL CONSUMER NONCYCLICALS (10.8%)             15,294,126
                                                -----------
CREDIT SENSITIVE
BANKS (0.7%)
Friedman, Billings, Ramsey Group,
 Inc.* ...........................    54,400        975,800
                                                -----------
FINANCIAL SERVICES (2.8%)
Affiliated Managers Group, Inc.* .    46,300      1,342,700
FIRSTPLUS Financial Group, Inc.*      41,900      1,607,913
Healthcare Financial Partners,
 Inc.* ...........................    29,200      1,036,600
                                                -----------
                                                  3,987,213
                                                -----------
REAL ESTATE (2.2%)
Glenborough Realty Trust, Inc.  ..    64,400      1,907,850
Macerich Co. .....................    38,900      1,108,650
                                                -----------
                                                  3,016,500
                                                -----------
UTILITY--ELECTRIC (0.2%)
Calpine Corp.* ...................    22,300        331,712
                                                -----------
 TOTAL CREDIT SENSITIVE (5.9%)  ..                8,311,225
                                                -----------
ENERGY
OIL--DOMESTIC (1.2%)
Basin Exploration, Inc.* .........    61,000      1,082,750
Costilla Energy, Inc.* ...........    62,400        678,600
                                                -----------
                                                  1,761,350
                                                -----------
OIL--SUPPLIES & CONSTRUCTION (2.0%)
Oceaneering International, Inc.*      46,900    $   926,275
Parker Drilling Co.* .............   150,800      1,837,875
                                                -----------
                                                  2,764,150
                                                -----------
RAILROADS (0.7%)
Genesee & Wyoming, Inc.
 (Class A)* ......................    45,300      1,058,888
                                                -----------
 TOTAL ENERGY (3.9%) .............                5,584,388
                                                -----------
TECHNOLOGY
ELECTRONICS (5.6%)
Check Point Software Technologies
 Ltd.* ...........................     8,700        354,525
Excite, Inc.* ....................    12,000        360,000
Hadco Corp.* .....................    27,500      1,244,375
Harbinger Corp.* .................    16,600        466,875
Information Management Resources,
 Inc.* ...........................    21,000        787,500
Insight Enterprises, Inc.*  ......     7,200        264,600
Lycos, Inc.* .....................    30,800      1,274,350
MetaCreations Corp.* .............    64,700        719,788
PMC-Sierra, Inc.* ................    47,600      1,475,600
3D Labs, Inc. Ltd.* ..............    38,900        904,425
                                                -----------
                                                  7,852,038
                                                -----------
OFFICE EQUIPMENT (2.7%)
Discreet Logic, Inc.* ............    70,400      1,544,400
Platinum Technology, Inc.*  ......    38,400      1,084,800
Sterling Software, Inc.* .........    29,800      1,221,800
                                                -----------
                                                  3,851,000
                                                -----------
OFFICE EQUIPMENT SERVICES (3.8%)
Comverse Technology, Inc.*  ......    88,600      3,455,400
ENCAD, Inc.* .....................    25,300        695,750
Oak Technology, Inc.* ............   125,800        817,700
Saville Systems Ireland PLC
 (ADR)* ..........................     8,200        340,300
                                                -----------
                                                  5,309,150
                                                -----------
TELECOMMUNICATIONS (6.9%)
ACC Corp.* .......................    59,300      2,994,650
Comnet Cellular, Inc.* ...........     3,200        113,800
ICG Communications, Inc.* ........    81,200      2,212,700
Level One Communications, Inc.*  .    32,700        923,775
MetroNet Communications Corp.
 (Class B)* ......................    51,500        894,812
Millicom International Cellular
 SA* .............................    38,500      1,448,563
Mobile Telecommunication
 Technologies Corp.* .............    51,800      1,139,600
                                                -----------
                                                  9,727,900
                                                -----------
 TOTAL TECHNOLOGY (19.0%) ........               26,740,088
                                                -----------
TOTAL COMMON STOCKS (97.5%)
 (Cost $136,812,737)..............              137,556,431
                                                -----------

THE HUDSON RIVER TRUST
ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

===========================================================
                                 PRINCIPAL        VALUE
                                   AMOUNT        (NOTE 1)
-----------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (11.6%)
Federal Home Loan Mortgage
 Corp.
 6.0%, due 01/02/98 ..........  $16,300,000    $ 16,297,283
                                               ------------
TOTAL SHORT-TERM DEBT SECURITIES (11.6%)
 (Amortized Cost
 $16,297,283).................                   16,297,283
                                               ------------
TOTAL INVESTMENTS (109.1%)
 (Cost/Amortized Cost $153,110,020)             153,853,714
OTHER ASSETS
 LESS LIABILITIES (-9.1%)  ...                  (12,854,262)
                                               ------------
NET ASSETS (100.0%) ..........                 $140,999,452
                                               ============

------------
*     Non-income producing.
      Glossary:
      ADR--American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

============================================================
                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
------------------------------------------------------------
COMMON STOCKS AND OTHER
 INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.2%)
Akzo Nobel N.V. ..................       600      $  103,450
Bayer AG .........................     4,535         168,271
Ciba Specialty Chemicals AG*  ....       900         107,224
Hitachi Chemical Co. Ltd. ........    15,000          89,097
Holliday Chemical Holdings PLC ...    23,700          89,577
Kuraray Co. Ltd. .................    10,000          82,774
Nippon Chemi-Con Corp. ...........     6,000          13,934
Toagosei Co. Ltd. ................    15,000          21,153
                                                  ----------
                                                     675,480
                                                  ----------
CHEMICALS--SPECIALTY (0.1%)
Cytec Industries, Inc.* ..........     4,800         225,300
NGK Insulators ...................    10,000          88,905
                                                  ----------
                                                     314,205
                                                  ----------
METALS & MINING (0.0%)
Bethlehem Steel Corp.* ...........    15,000         129,375
Toho Titanium* ...................     1,000           8,431
                                                  ----------
                                                     137,806
                                                  ----------
PAPER (0.1%)
Jefferson Smurfit Corp.* .........     8,000         113,000
KNP BT (Kon) N.V. ................     6,000         138,190
Nippon Paper Industries Co.  .....     2,000           7,847
Stone Container Corp.* ...........     5,800          60,538
UMP-Kymmene Oy ...................     2,810          56,190
                                                  ----------
                                                     375,765
                                                  ----------
STEEL (0.1%)
Koninklijke Hoogovens N.V.  ......     2,000          81,967
NatSteel Ltd. ....................    25,000          33,898
Pohang Iron & Steel Co. Ltd.
 (ADR) ...........................     2,000          34,875
Rautaruukki Oy ...................     8,095          65,343
Usinor Sacilor ...................     5,280          76,237
                                                  ----------
                                                     292,320
                                                  ----------
 TOTAL BASIC MATERIALS (0.5%)  ...                 1,795,576
                                                  ----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.5%)
USA Waste Services, Inc.* ........    21,500         843,875
Waste Management, Inc. ...........    23,400         643,500
                                                  ----------
                                                   1,487,375
                                                  ----------
PRINTING, PUBLISHING &
 BROADCASTING (1.0%)
Carlton Communications PLC  ......    15,500         119,715
CBS Corp. ........................    17,000         500,438
Liberty Media Group (Class A)* ...    29,020       1,051,975
New Straits Times Press BHD  .....     8,000           9,914
New York Times Co. (Class A)  ....    12,160         804,080
Nippon Television Network Corp.
                                         100          29,354
Reader's Digest Association, Inc.
 (Class A) .......................     5,000         118,125
Television Broadcasts Ltd.  ......     1,000           2,852
Time Warner, Inc. ................     6,200         384,400
Tokyo Broadcasting System, Inc. ..     1,000          12,645
United News & Media PLC ..........    10,812         123,128
                                                  ----------
                                                   3,156,626
                                                  ----------
PROFESSIONAL SERVICES (0.0%)
Asatsu, Inc. .....................       600      $    8,645
Brisa-Auto Estradas de Portugal
 SA* .............................       300          10,747
Meitec............................     1,800          50,630
                                                  ----------
                                                      70,022
                                                  ----------

TRUCKING, SHIPPING (0.3%)
Bergesen Dy AS (A Shares) ........     5,380         126,745
Frontline Ltd.* ..................    20,000          80,695
Knightsbridge Tankers Ltd.  ......     6,800         192,525
OMI Corp.* .......................    49,500         454,780
                                                  ----------
                                                     854,745
                                                  ----------
 TOTAL BUSINESS SERVICES (1.8%)  .                 5,568,768
                                                  ----------
CAPITAL GOODS
AEROSPACE (0.1%)
British Aerospace ................     5,357         152,735
                                                  ----------

BUILDING & CONSTRUCTION (0.2%)
Beazer Group PLC .................    21,000          55,560
Bouygues .........................     1,203         136,321
Daito Trust Construction Co. Ltd.      6,000          36,651
GTM Entrepose ....................     1,116          75,098
Makita Corp. .....................     8,000          76,643
National House Industrial Co.  ...     7,000          48,017
Sho Bond Corp. ...................     1,200          21,705
Societe Technip ..................     1,075         113,421
Toda Corp. .......................    15,000          40,812
                                                  ----------
                                                     604,228
                                                  ----------
BUILDING MATERIALS & FOREST
 PRODUCTS (0.3%)
BPB PLC ..........................    11,300          63,135
Fujikura Ltd. ....................     3,000          19,865
Holderbank Financiere Glaris AG  .       155         126,505
Martin Marietta Materials, Inc.  .    10,200         372,937
Matsushita Electric Works Ltd.  ..    11,000          95,267
Nichiha Corp. ....................     1,600           9,785
Rugby Group PLC ..................    58,160         129,981
                                                  ----------
                                                     817,475
                                                  ----------
ELECTRICAL EQUIPMENT (0.8%)
Daikin Industries Ltd. ...........    14,000          52,792
General Electric Co. .............    28,400       2,083,850
Johnson Electric Holdings Ltd.  ..    28,800          82,880
Legrand SA .......................       425          84,667
Mabuchi Motor Co. ................       200          10,163
Sumitomo Electric Industries  ....     7,000          95,497
                                                  ----------
                                                   2,409,849
                                                  ----------
MACHINERY (1.0%)
Allied Signal, Inc. ..............    18,800         732,025
Coltec Industries, Inc.* .........    11,000         255,063
Cie Generale de Geophysique SA
 (ADR)* ..........................     6,565         168,228
Fujitec Co. Ltd. .................     9,000          49,665
Ishikawajima Harima Heavy
 Industries Co. Ltd. .............    10,000          14,945
KSB AG ...........................       300          65,872
Legris Industries SA..............     1,990          69,105

                                       49

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

============================================================
                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
------------------------------------------------------------
Mitsubishi Heavy Industries Ltd. .     8,000      $   33,355
Nitta Corp. ......................     1,000          10,117
Nitto Kohki Co. Ltd. .............     1,000          10,883
Rauma Oy .........................       139           2,167
Schindler Holding AG
 Participating Certificate .......       102         106,295
Schindler Holding AG Registered ..        50          53,714
Siebe PLC ........................     6,000         117,825
SMC Corp. ........................       300          26,442
Stork N.V. .......................     2,000          69,045
TI Group PLC .....................    14,014         106,856
United Technologies Corp. ........    17,200       1,252,375
Valmet Oy* .......................     3,600          49,665
                                                  ----------
                                                   3,193,642
                                                  ----------
 TOTAL CAPITAL GOODS (2.4%)  .....                 7,177,929
                                                  ----------
CONSUMER CYCLICALS
AIRLINES (0.1%)
Lufthansa AG .....................     2,000          37,577
Singapore Airlines Ltd. ..........     1,000           6,542
Virgin Express Holdings PLC
 (ADR)* ..........................    11,500         238,625
                                                  ----------
                                                     282,744
                                                  ----------
APPAREL, TEXTILES (0.1%)
Cone Mills Corp.* ................    12,000          93,000
Onward Kashiyama Co. Ltd. ........     8,000          92,585
                                                  ----------
                                                     185,585
                                                  ----------
AUTO RELATED (0.3%)
Continential AG ..................     5,500         123,822
Minebea Co. Ltd. .................     2,000          21,460
NGK Spark Plug Co. ...............     6,000          34,030
Republic Industries, Inc.*  ......    25,600         596,800
Sumitomo Rubber Industries, Inc.      13,000          54,899
Toyoda Automatic Loom Works Ltd.       7,000         128,760
                                                  ----------
                                                     959,771
                                                  ----------
AUTOS & TRUCKS (0.3%)
Bajaj Auto Ltd. (GDR) ............       750          14,813
Harley-Davidson, Inc. ............    28,200         771,975
UMW Holdings BHD .................     5,000           3,792
Volkswagen AG ....................       100          55,866
                                                  ----------
                                                     846,446
                                                  ----------
FOOD SERVICES, LODGING (0.4%)
Accor SA .........................       200          37,185
Choice Hotels Scandinavia ASA*+ ..    13,500          45,696
Compass Group PLC ................    16,100         198,164
Host Marriott Corp.* .............    16,200         317,925
ITT Corp.* .......................     6,500         538,688
John Q Hammons Hotels, Inc.
 (Class A)* ......................    14,800         133,200
                                                  ----------
                                                   1,270,858
                                                  ----------
HOUSEHOLD FURNITURE, APPLIANCES (0.6%)
Hunter Douglas N.V. ..............     2,500          87,540
Industrie Natuzzi Spa (ADR)  .....       500          10,313
Moulinex* ........................     2,000          49,414
Pioneer Electric Corp. ...........     6,000          92,432
Sony Corp. .......................     1,500         133,359
Sunbeam Corp. ....................    38,200       1,609,175
                                                  ----------
                                                   1,982,233
                                                  ----------
LEISURE RELATED (0.8%)
Berjaya Sports Toto BHD ..........    16,000      $   40,931
Carnival Corp. (Class A) .........    13,900         769,713
Cendant Corp.* ...................    12,100         415,938
Cyrk, Inc.* ......................     6,000          58,125
Disney (Walt) Co. ................     7,646         757,432
EMI Group PLC ....................     1,000           8,348
Granada Group PLC ................     9,900         151,299
Ladbroke Group PLC ...............    31,084         134,852
NAMCO Ltd. .......................       200           5,810
Nintendo Co. Ltd. ................       400          39,241
Nippon Broadcasting System  ......     1,000          39,548
Toei Co. Ltd. ....................     1,000           3,641
                                                  ----------
                                                   2,424,878
                                                  ----------
PHOTO & OPTICAL (0.0%)
Fuji Photo Film Co. ..............     3,000         114,965
Noritsu Koki Co. Ltd. ............     1,200          29,615
                                                  ----------
                                                     144,580
                                                  ----------
RETAIL--GENERAL (1.4%)
Aldeasa SA* ......................     2,000          42,402
Boots Co. PLC ....................     8,400         120,990
British Airport Authority PLC  ...    17,300         141,577
Dayton Hudson Corp. ..............    19,500       1,316,250
Dickson Concepts International
 Ltd. ............................    18,000          26,249
Fingerhut Companies, Inc. ........     8,000         171,000
Home Depot, Inc. .................    20,800       1,224,600
Kingfisher PLC ...................     8,641         120,414
Kohls Corp.* .....................    13,000         885,625
Kokuyo Co. Ltd. ..................     2,000          34,489
Limited, Inc. ....................     7,000         178,500
Paris Miki, Inc. .................     1,000          10,730
Sato Corp. .......................     1,200          20,418
Smith (W.H.) Group PLC ...........     2,000          12,785
Vendex International N.V. ........     1,200          66,224
                                                  ----------
                                                   4,372,253
                                                  ----------
 TOTAL CONSUMER CYCLICALS (4.0%)                  12,469,348
                                                  ----------
CONSUMER NONCYCLICALS
BEVERAGES (0.6%)
Bass PLC .........................     2,600          40,355
Coca-Cola Co. ....................    22,580       1,504,393
Diageo PLC .......................     6,000          55,166
Scottish & Newcastle PLC .........    11,000         134,759
Whitbread PLC ....................    11,000         161,060
                                                  ----------
                                                   1,895,733
                                                  ----------
CONTAINERS (0.5%)
Owens-Illinois, Inc.* ............     5,000         189,688
Schmalbach Lubeca AG .............       880         146,752
Sealed Air Corp.* ................    20,600       1,272,050
                                                  ----------
                                                   1,608,490
                                                  ----------
DRUGS (1.7%)
Astra AB (A Shares) ..............     3,500          60,612
Centocor, Inc.* ..................    28,795         957,434
Daiichi Pharmaceutical Co.  ......     8,000          90,132
Geltex Pharmaceuticals, Inc.*  ...     3,072          81,408
Merck KGAA .......................     2,100          70,625
Merck & Co., Inc. ................    11,434       1,214,863

                                       50

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

============================================================
                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
------------------------------------------------------------
Novartis AG ......................        180    $   292,092
Orion-Yhtyma Oy (B Shares)  ......      4,500        118,878
Pfizer, Inc. .....................     22,291      1,662,073
Rohto Pharmaceutical Co. Ltd.  ...      2,000         12,876
Sankyo Co. Ltd. ..................      1,000         22,610
Santen Pharmaceutical Co. Ltd.  ..      3,000         34,489
Schering Plough Corp. ............      9,700        602,613
Taisho Pharmaceutical Co. ........      1,000         25,522
Yamanouchi Pharmaceutical Co.
 Ltd. ............................      2,000         42,920
                                                 -----------
                                                   5,289,147
                                                 -----------
FOODS (0.7%)
Campbell Soup Co. ................     17,700      1,028,813
Huhtamaki Oy Series I ............      1,300         53,660
Nestle SA ........................        131        196,343
Orkla ASA ........................        930         79,957
Parmalat Finanziaria Spa .........     59,650         85,311
Rite Aid Corp. ...................      6,000        352,125
Tyson Foods, Inc. ................     27,000        553,500
                                                 -----------
                                                   2,349,709
                                                 -----------
HOSPITAL SUPPLIES & SERVICES (0.7%)
Columbia/HCA Healthcare Corp. ....      7,500        222,188
Medtronic, Inc. ..................     24,812      1,297,978
PT Tempo Scan Pacific ............     23,000          1,777
United Healthcare Corp. ..........     11,000        546,563
                                                 -----------
                                                   2,068,506
                                                 -----------
RETAIL--FOOD (0.2%)
Delhaize-Le Lion SA...............        980         49,726
Familymart Co. ...................      4,100        147,063
Promodes .........................        250        103,722
Santa Isabel S.A. (ADR) ..........      1,000         17,500
Seven-Eleven Japan Co. Ltd.  .....      1,000         70,818
Woolworths Ltd. ..................     61,026        203,945
                                                 -----------
                                                     592,774
                                                 -----------
SOAPS & TOILETRIES (0.8%)
Avon Products, Inc. ..............     15,880        974,635
Gillette Co. .....................     16,305      1,637,633
                                                 -----------
                                                   2,612,268
                                                 -----------
TOBACCO (1.0%)
Imperial Tobacco Group PLC  ......      1,700         10,700
Japan Tobacco, Inc. ..............         21        149,040
Philip Morris Cos., Inc. .........     58,000      2,628,125
Seita ............................      2,600         93,312
Swedish Match AB .................      4,500         15,019
Tabacalera SA--A .................      1,400        113,489
                                                 -----------
                                                   3,009,685
                                                 -----------
 TOTAL CONSUMER NONCYCLICALS (6.2%)               19,426,312
                                                 -----------
CREDIT SENSITIVE
BANKS (1.4%)
Allied Irish Bank ................     26,000        248,113
AMMB Holdings BHD ................      9,000          5,901
BPI-SGPS SA* .....................      1,000         24,314
Banco Bilbao Vizcaya SA ..........      6,000        194,158
Banco Santander SA ...............      2,970         99,227
Bangkok Bank Public Co. Ltd.  ....      2,000          4,984
Bank of Tokyo-Mitsubishi Ltd.  ...      2,000         27,591
Banque Nationale de Paris ........      1,500         79,729
Chase Manhattan Corp. ............     12,800    $ 1,401,600
Cie Bancaire SA ..................          7          1,134
Citicorp .........................      9,200      1,163,225
Credito Italiano Spa .............     48,000        148,016
Dao Heng Bank Group Ltd. .........      3,000          7,491
Den Norske Bank ASA ..............     24,000        113,082
Erste Bank Der Oesterreichischen
 Sparkassen AG* ..................        750         37,377
Forenings Sparbanken AB
 (A Shares) ......................      4,000         90,933
Istituto Mobiliare Italiano  .....      9,400        111,588
Long-Term Credit Bank of Japan ...     22,000         35,240
Philippine Commercial
 International Bank ..............      1,000          2,840
PT Bank Dagang Nasional Indonesia
 Tbk .............................    136,000          8,655
Seventy-Seven Bank Co. Ltd.  .....     11,000         78,406
Shizuoka Bank Ltd. ...............      1,000         10,730
Skandinaviska Enskilda Banken
 (Series A) ......................      4,440         56,200
Societe Generale .................      1,058        144,149
State Bank of India (GDR)+  ......      2,700         49,140
Suncorp-Metway Ltd.* .............     11,149         27,963
Thai Farmers Bank Public
 Co.--Warrants* ..................        375             40
Toho Bank ........................      1,000          3,985
Wing Hang Bank Ltd. ..............     18,000         50,871
Yamaguchi Bank ...................      7,000         85,840
                                                 -----------
                                                   4,312,522
                                                 -----------
FINANCIAL SERVICES (2.2%)
Aiful Corp.* .....................        400         27,132
Associates First Capital Corp.  ..      5,000        355,625
Beneficial Corp. .................      6,250        519,531
Credit Saison Co. ................      2,000         49,358
Fleet Financial Group, Inc.  .....      4,700        352,206
Green Tree Financial Corp.  ......     23,800        623,263
MBNA Corp. .......................     57,825      1,579,345
Merrill Lynch & Co., Inc. ........      8,900        649,144
Morgan Stanley, Dean Witter,
 Discover & Co. ..................     38,100      2,252,663
Newcourt Credit Group, Inc.*  ....      2,500         83,438
Nichiei Co. Ltd. .................        100         10,653
Peregrine Investment Holdings
 Ltd. ............................     52,000         36,908
PMI Group, Inc. ..................      1,700        122,931
Sanyo Shinpan Finance Co. Ltd.  ..        200          8,845
Takefuji Corp. ...................        600         27,546
Worms Et Compagnie ...............        200         14,788
                                                 -----------
                                                   6,713,376
                                                 -----------
INSURANCE (1.6%)
ASR Verzekeringsgroep N.V.  ......      1,100         59,838
Assurances Generale de France  ...      4,618        244,692
Catalana Occidente SA ............      1,000         50,935
Corpacion Mapfre Cia Inter SA  ...      1,200         31,821
Fortis Amev N.V. .................      4,438        193,485
General Accident PLC..............      4,700         81,483
ING Groep N.V. ...................      5,500        231,647
Irish Life PLC ...................     20,000        113,605
MGIC Investment Corp. ............      6,000        399,000

                                       51

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

============================================================
                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
------------------------------------------------------------
PennCorp Financial Group, Inc.  ..     16,700    $   595,981
Providian Financial Corp. ........      8,000        361,500
QBE Insurance Group Ltd. .........     21,500         96,740
Royal & Sun Alliance Insurance
 Group PLC .......................      9,651         97,219
Travelers Group, Inc. ............     39,249      2,114,540
Trygg-Hansa AB (B Shares) ........      3,800        116,777
United Assurance Group PLC  ......      8,100         69,882
Willis Corroon Group PLC (ADR)  ..      6,000         73,875
Zurich Versicherungs .............        246        117,231
                                                 -----------
                                                   5,050,251
                                                 -----------
REAL ESTATE (0.4%)
Boston Properties, Inc. ..........      9,000        297,563
City Developments Ltd. ...........      1,000          4,639
Daibiru Corp. ....................      1,000          7,319
Glenborough Realty Trust, Inc.  ..     10,000        296,250
Spieker Properties, Inc. .........     10,000        428,750
Sumitomo Realty & Development Co.
 Ltd. ............................      1,000          5,748
Unibail SA .......................        950         94,866
Vornado Realty Trust .............      2,500        117,344
                                                 -----------
                                                   1,252,479
                                                 -----------
UTILITY--ELECTRIC (0.4%)
AES Corp.* .......................     13,700        638,763
Cia Paranaense de Energia-Copel
 (ADR) ...........................      7,000         95,813
Energy Group PLC .................      6,550         72,332
Hong Kong Electric Holdings Ltd.       20,000         76,010
Malakoff BHD .....................     10,000         20,825
Manila Electric Co. ..............      1,860          6,154
National Grid Group PLC ..........      1,000          4,749
Powergen PLC .....................     11,400        148,371
Veba AG ..........................      3,500        238,333
                                                 -----------
                                                   1,301,350
                                                 -----------
UTILITY--GAS (0.1%)
Anglian Water PLC ................     14,080        192,043
Scottish Power PLC ...............     25,500        225,445
                                                 -----------
                                                     417,488
                                                 -----------
UTILITY--TELEPHONE (0.8%)
British Telecommunications PLC ...     20,100        158,051
Cable & Wireless PLC..............     12,300        108,138
Philippine Long Distance
 Telephone Co. ...................      1,000         21,728
Telecom Italia Spa ...............     35,500        226,767
Telefonica de Espana .............      6,600        188,448
Telekom Malaysia BHD .............     16,500         48,785
Telephone & Data Systems, Inc.  ..      7,500        349,219
Teleport Communications Group,
 Inc. (Class A)* .................     23,700      1,300,538
                                                 -----------
                                                   2,401,674
                                                 -----------
 TOTAL CREDIT SENSITIVE (6.9%)  ..                21,449,140
                                                 -----------
ENERGY
COAL & GAS PIPELINES (0.0%)
BG PLC ...........................     18,529         83,431
BG PLC 'B'* ......................     21,000         10,008
OMV AG ...........................        300         41,563
                                                 -----------
                                                     135,002
                                                 -----------
OIL--DOMESTIC (0.8%)
Apache Corp. .....................     15,100    $   529,444
Murphy Oil Corp. .................      5,000        270,938
Tom Brown, Inc.* .................      7,500        144,375
Union Pacific Resources Group,
 Inc. ............................     20,100        487,425
USX-Marathon Group ...............     33,800      1,140,750
                                                 -----------
                                                   2,572,932
                                                 -----------
OIL--INTERNATIONAL (0.6%)
British Petroleum Co. PLC ........     11,100        145,925
Elf Aquitaine ....................      2,110        245,410
Gulf Canada Resources Ltd.*  .....    112,700        788,900
Gulf Indonesia Resources Ltd.*  ..      3,500         77,000
Orogen Minerals Ltd. .............      5,160         10,084
Repsol SA ........................      1,410         60,158
Shell Transport & Trading Co. PLC      20,100        145,334
Total SA--B.......................      2,881        313,542
                                                 -----------
                                                   1,786,353
                                                 -----------
OIL--SUPPLIES & CONSTRUCTION (1.9%)
Baker Hughes, Inc. ...............     10,250        447,156
BJ Services Co.* .................      9,000        647,438
Canadian Fracmaster Ltd. .........      5,900         86,677
Canadian Fracmaster Ltd.
 Installment Receipt*+ ...........     13,500        113,330
Dresser Industries, Inc. .........     12,000        503,250
Fugro N.V.*.......................      2,000         60,957
Halliburton Co. ..................     24,900      1,293,244
Nabors Industries, Inc.* .........     43,000      1,351,813
Noble Drilling Corp.* ............     43,400      1,329,125
Parker Drilling Co.* .............      9,000        109,688
                                                 -----------
                                                   5,942,678
                                                 -----------
 TOTAL ENERGY (3.3%) .............                10,436,965
                                                 -----------
TECHNOLOGY
ELECTRONICS (1.4%)
Altera Corp.* ....................     11,100        367,688
Applied Materials, Inc.* .........     17,600        530,200
Cisco Systems, Inc.* .............     42,600      2,374,950
Fujimi, Inc. .....................        300         12,761
Hoya Corp. .......................      1,000         31,424
Leitch Technology Corp.* .........      1,000         30,081
Micronics Japan Co. Ltd. .........      1,000         17,245
National Semiconductor Corp.*  ...     20,900        542,094
Nikon Corp. ......................      1,000          9,887
Rohm Co. Ltd. ....................      1,000        101,935
Sankyo Engineering Co. ...........      1,000          3,066
SMH AG ...........................        540         72,838
Sterling Commerce, Inc.* .........      5,000        192,188
TDK Corp. ........................      1,000         75,417
Tokyo Cathode Laboratory Co.* ....      1,000          9,887
TOWA Corp. .......................        100          2,077
Varitronix International Ltd.  ...     55,000         94,399
Yamaichi Electronics Co. Ltd. ....      1,000         16,095
Yokogawa Electric Corp. ..........      2,000         12,355
                                                 -----------
                                                   4,496,587
                                                 -----------
OFFICE EQUIPMENT (1.1%)
Barco N.V. .......................        469         86,076
Ceridian Corp.* ..................     11,000        503,938
Compaq Computer Corp. ............     22,300      1,258,556

                                       52

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

============================================================
                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
------------------------------------------------------------
Dell Computer Corp.* .............      14,100   $ 1,184,400
Policy Management Systems Corp.*         6,300       438,244
                                                 -----------
                                                   3,471,214
                                                 -----------
OFFICE EQUIPMENT SERVICES (0.2%)
Data Communication System Co. ....       1,000        13,183
First Data Corp. .................      14,600       427,050
Fuji Soft ABC, Inc. ..............         600        20,556
INES Corp. .......................       1,000         7,741
Nippon System Development ........         600        12,324
Oracle Corp.* ....................      13,450       300,103
                                                 -----------
                                                     780,957
                                                 -----------
TELECOMMUNICATIONS (1.8%)
ADC Telecommunications, Inc.* ....      25,000     1,043,750
Asia Satellite Telecommunications
 Holdings Ltd. ...................      18,000        30,778
DDI Corp. ........................          25        66,105
DSC Communications Corp.* ........       4,000        96,000
Energis PLC* .....................      22,000        92,189
Lucent Technologies, Inc. ........       9,500       758,813
MCI Communications Corp. .........       8,500       363,906
Nextel Communications, Inc.
 (Class A)* ......................      10,900       283,400
PT Indosat .......................      45,000        83,455
PT Telekomunikasi Indonesia  .....      33,000        17,550
SK Telecom Co. Ltd. (ADR)*  ......       9,754        63,402
Tele-Communications TCI Ventures
 Group (Class A)* ................      12,000       339,750
Tellabs, Inc.* ...................       9,100       481,163
Videsh Sanchar Nigam Ltd. (GDR)  .       1,700        21,973
Videsh Sanchar Nigam Ltd. (GDR)+*        2,000        27,860
Vodafone Group PLC................      15,000       108,212
WorldCom, Inc.* ..................      53,525     1,619,131
                                                 -----------
                                                   5,497,437
                                                 -----------
 TOTAL TECHNOLOGY (4.5%) .........                14,246,195
                                                 -----------
DIVERSIFIED
MISCELLANEOUS (1.0%)
BTR PLC ..........................      20,000        60,474
Cie Generale de Eaux .............         943       131,614
Citic Pacific Ltd. ...............       7,000        27,823
First Pacific Co. ................      42,734        20,680
Montedison Spa ...................     126,000       113,179
Smith (Howard) Ltd. ..............       4,000        33,198
Swire Pacific Ltd. (Class A)  ....       7,000        38,392
Tomkins PLC ......................       9,000        43,038
Tyco International Ltd. ..........      41,222     1,857,566
U.S. Industries, Inc. ............      30,750       926,344
                                                 -----------
 TOTAL DIVERSIFIED (1.0%) ........                 3,252,308
                                                 -----------
TOTAL COMMON STOCKS AND OTHER
 INVESTMENTS (30.6%)
 (Cost $78,384,870)...............                95,822,541
                                                 -----------
PREFERRED STOCKS:
BASIC MATERIALS (0.0%)
CHEMICALS
Henkel KGAA ......................       1,694   $   105,937
                                                 -----------
BUSINESS SERVICES (0.0%)
PRINTING, PUBLISHING &
 BROADCASTING
ProSieben Media AG* ..............         500        22,930
                                                 -----------
CONSUMER CYCLICALS (0.0%)
RETAIL--GENERAL
Hornbach Holding AG ..............         920        63,415
                                                 -----------
TECHNOLOGY (0.1%)
TELECOMMUNICATIONS
Nokia Oyj (A Shares) .............       1,500       106,495
                                                 -----------
TOTAL PREFERRED STOCKS (0.1%)
 (Cost $217,889)..................                   298,777
                                                 -----------

                                    PRINCIPAL
                                      AMOUNT
                                   ------------
LONG-TERM DEBT SECURITIES:
CONSUMER NONCYCLICALS (2.0%)
MEDIA & CABLE
Time Warner Entertainment Co.
 8.375%, 03/15/23.................  $5,625,000     6,419,137
                                                 -----------
CREDIT SENSITIVE
BANKS (2.6%)
Chase Manhattan Corp.
 8.625%, 05/01/02 ................   5,500,000     5,979,160
St. George Bank Ltd.
 7.15%, 10/15/05+ ................   2,000,000     2,060,440
Sumitomo Bank International
 0.75% Conv., 05/31/01  ......... Yen 11,000,000      88,312
                                                 -----------
                                                   8,127,912
                                                 -----------
FINANCIAL SERVICES (1.9%)
Ford Motor Credit Co.
 6.125%, 01/09/06 ................  $6,000,000     5,859,180
                                                 -----------
FOREIGN GOVERNMENT (0.8%)
Province of Quebec
 7.5%, 07/15/23 ..................   2,500,000     2,686,375
                                                 -----------
MORTGAGE RELATED (11.4%)
Federal National Mortgage
 Association:
 6.0%, 11/01/10 ..................  14,295,932    14,063,622
 6.5%, 01/01/11 ..................   3,346,139     3,348,230
 7.0%, 05/01/26 ..................   8,403,540     8,461,315
 7.0%, 09/01/27 ..................   8,995,060     9,056,901
Premier Auto Trust
 7.15%, 02/04/99 .................     875,160       875,974
                                                 -----------
                                                  35,806,042
                                                 -----------
U.S. GOVERNMENT (33.1%)
U.S. Treasury:
 6.125% Note, 08/31/98 ...........   2,400,000     2,408,250
 6.375% Note, 05/15/99 ...........  19,100,000    19,273,103
 6.0% Note, 08/15/00 .............  17,000,000    17,122,195

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

===========================================================
                                 PRINCIPAL        VALUE
                                   AMOUNT        (NOTE 1)
-----------------------------------------------------------
 6.25% Note, 04/30/01 ........  $15,600,000    $ 15,843,750
 6.5% Note, 08/31/01 .........    7,100,000       7,275,285
 6.5% Note, 05/31/02 .........   14,560,000      14,987,700
 6.875% Note, 05/15/06 .......    7,430,000       7,952,425
 6.125% Bond, 11/15/27 .......   18,310,000      18,813,525
                                               ------------
                                                103,676,233
                                               ------------
UTILITY--ELECTRIC (2.2%)
Consolidated Edison
 6.45%, 12/01/07 .............    6,750,000       6,767,280
                                               ------------
 TOTAL CREDIT SENSITIVE (52.0%)                 162,923,022
                                               ------------
TOTAL LONG-TERM DEBT SECURITIES (54.0%)
 (Amortized Cost $167,120,488)                  169,342,159
                                               ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (14.6%)
Federal Home Loan Mortgage
 Corp.
 6.0%, due 01/02/98 ..........   45,800,000      45,792,366
                                               ------------
TOTAL SHORT-TERM DEBT SECURITIES (14.6%)
 (Amortized Cost $45,792,366)                    45,792,366
                                               ------------
TOTAL INVESTMENTS (99.3%)
 (Cost/Amortized Cost $291,515,613)             311,255,843
OTHER ASSETS
 LESS LIABILITIES (0.7%)  ....                    2,285,071
                                               ------------
NET ASSETS (100.0%) ..........                 $313,540,914
                                               ============

DISTRIBUTION OF INVESTMENTS BY GLOBAL
REGION
As a Percentage of Total Investments
Australia ..................................    0.1%
Canada .....................................    0.1
France .....................................    0.6
Germany ....................................    0.3
Japan ......................................    1.1
Netherlands ................................    0.4
Scandinavia ................................    0.7
Southeast Asia .............................    0.2
Switzerland ................................    0.3
United Kingdom .............................    1.4
United States** ............................   94.3
Other European Countries ...................    0.5
                                              -----
                                              100.0%
                                              =====

------------
*      Non-income producing.
**     Includes Short-Term Debt Securities of 14.7%.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1997, these securities amounted to $2,296,466 or 0.7% of net assets.
       Glossary:
       ADR--American Depository Receipt
       GDR--Global Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

============================================================
                                      NUMBER        VALUE
                                    OF SHARES     (NOTE 1)
------------------------------------------------------------
COMMON STOCKS AND OTHER
 INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.4%)
Akzo Nobel N.V. ..................     5,000     $   862,082
Bayer AG .........................    40,500       1,502,752
Ciba Specialty Chemicals AG*  ....     9,100       1,084,149
Hitachi Chemical Co. Ltd. ........   159,000         944,434
Holliday Chemical Holdings PLC ...   214,000         808,834
Kuraray Co. Ltd. .................    96,000         794,635
Nippon Chemi-Con Corp. ...........    62,000         143,982
Toagosei Co. Ltd. ................   158,000         222,817
                                                 -----------
                                                   6,363,685
                                                 -----------
CHEMICALS--SPECIALTY (0.0%)
NGK Insulators ...................    92,000         817,934
                                                 -----------
METALS & MINING (0.1%)
Bethlehem Steel Corp.* ...........   135,000       1,164,375
Nord Resources Corp.* ............    27,939          50,639
Randgold Resources Ltd. (GDR)+*  .    30,300         159,075
Toho Titanium* ...................    11,000          92,738
                                                 -----------
                                                   1,466,827
                                                 -----------
PAPER (0.2%)
Jefferson Smurfit Corp.* .........    39,600         559,350
KNP BT (Kon) N.V. ................    53,000       1,220,674
Nippon Paper Industries Co.  .....    10,000          39,241
Stone Container Corp.* ...........    57,900         604,331
UPM-Kymmene Oy ...................    25,320         506,312
                                                 -----------
                                                   2,929,908
                                                 -----------
STEEL (0.1%)
Koninklijke Hoogovens N.V.  ......    20,000         819,668
NatSteel Ltd. ....................   220,000         298,305
Pohang Iron & Steel Co. Ltd.
 (ADR) ...........................    15,000         261,562
Rautaruukki Oy ...................    72,872         588,222
Usinor Sacilor ...................    47,000         678,624
                                                 -----------
                                                   2,646,381
                                                 -----------
 TOTAL BASIC MATERIALS (0.8%)  ...                14,224,735
                                                 -----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.8%)
USA Waste Services, Inc.* ........   162,900       6,393,825
U.S. Filter Corp.* ...............    45,000       1,347,187
Waste Management, Inc. ...........   217,200       5,973,000
                                                 -----------
                                                  13,714,012
                                                 -----------
PRINTING, PUBLISHING &
 BROADCASTING (1.7%)
Cablevision Systems Corp.
 (Class A)* ......................    43,500       4,165,125
Carlton Communications PLC  ......   134,500       1,038,815
CBS Corp. ........................   167,500       4,930,781
Liberty Media Group (Class A)* ...   218,700       7,927,875
New Straits Times Press BHD  .....    65,000          80,550
New York Times Co. (Class A) .....    87,840       5,808,420
Nippon Television Network Corp.  .       600         176,126
Reader's Digest Association, Inc.
 (Class A) .......................    40,000         945,000
Reed International PLC ...........     5,000     $    50,121
Television Broadcasts Ltd.  ......    10,000          28,520
Time Warner, Inc. ................    58,100       3,602,200
Tokyo Broadcasting System, Inc. ..     7,000          88,523
United News & Media PLC ..........    95,571       1,088,372
                                                 -----------
                                                  29,930,428
                                                 -----------
PROFESSIONAL SERVICES (0.0%)
Asatsu, Inc. .....................     3,000          43,227
Brisa-Auto Estradas de Portugal
 SA* .............................     2,800         100,301
Meitec ...........................    11,000         309,408
                                                 -----------
                                                     452,936
                                                 -----------
TRUCKING, SHIPPING (0.4%)
Bergesen Dy AS (A Shares) ........    47,300       1,114,327
Frontline Ltd.* ..................   140,000         564,868
Knightsbridge Tankers Ltd.  ......    64,500       1,826,156
OMI Corp.* .......................   313,200       2,877,525
                                                 -----------
                                                   6,382,876
                                                 -----------
 TOTAL BUSINESS SERVICES (2.9%) ..                50,480,252
                                                 -----------
CAPITAL GOODS
AEROSPACE (0.1%)
British Aerospace ................    50,710       1,445,810
                                                 -----------
BUILDING & CONSTRUCTION (0.3%)
Beazer Group PLC .................   187,000         494,750
Bouygues .........................    10,708       1,213,401
Daito Trust Construction Co. Ltd.     65,000         397,049
GTM Entrepose ....................     9,953         669,762
Makita Corp. .....................    89,000         852,654
National House Industrial Co.  ...    53,000         363,556
Sho Bond Corp. ...................    10,000         180,878
Suido Kiko Kaisha.................     1,000           2,008
Societe Technip ..................    10,350       1,092,008
Toda Corp. .......................   143,000         389,078
                                                 -----------
                                                   5,655,144
                                                 -----------
BUILDING MATERIALS &
 FOREST PRODUCTS (0.5%)
BPB PLC ..........................   103,100         576,044
Fujikura Ltd. ....................    34,000         225,147
Holderbank Financiere Glaris AG  .     1,385       1,130,380
Martin Marietta Materials, Inc.  .   110,000       4,021,875
Matsushita Electric Works Ltd.  ..   104,000         900,709
Nichiha Corp. ....................    14,600          89,295
Rugby Group PLC ..................   447,460       1,000,026
                                                 -----------
                                                   7,943,476
                                                 -----------
ELECTRICAL EQUIPMENT (1.3%)
Daikin Industries Ltd. ...........   140,000         527,917
General Electric Co. .............   231,000      16,949,625
Johnson Electric Holdings Ltd.  ..   258,000         742,470
Legrand SA .......................     3,800         757,032
Mabuchi Motor Co. ................     1,700          86,384
Pioneer Electric Corp. ...........    66,000       1,016,746
Sony Corp. .......................    16,500       1,466,948
Sumitomo Electric Industries  ....    56,000         763,978
                                                 -----------
                                                  22,311,100
                                                 -----------

                                       55

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

============================================================
                                      NUMBER        VALUE
                                    OF SHARES     (NOTE 1)
------------------------------------------------------------
MACHINERY (1.6%)
Allied Signal, Inc. ..............   152,400     $ 5,934,075
Cie Generale de Geophysique SA
 (ADR)* ..........................    56,108       1,437,768
Coltec Industries, Inc.* .........   115,000       2,666,562
Fujitec Co. Ltd. .................    96,000         529,757
Ishikawajima Harima Heavy
 Industries Co. Ltd...............   130,000         194,290
KSB AG ...........................     2,600         570,889
Legris Industries SA .............    17,300         600,764
Mitsubishi Heavy Industries Ltd. .    80,000         333,550
Nitta Corp. ......................     8,000          80,935
Nitto Kohki Co. Ltd. .............     4,000          43,533
Rauma Oy .........................     1,234          19,243
Schindler Holding AG
 Participating Certificate .......       915         953,530
Schindler Holding AG Registered  .       450         483,430
Siebe PLC ........................    50,000         981,874
SMC Corp. ........................     2,000         176,279
Stork N.V. .......................    18,000         621,409
TI Group PLC .....................   123,795         943,928
United Technologies Corp. ........   158,100      11,511,656
Valmet Oy* .......................    31,000         427,669
                                                 -----------
                                                  28,511,141
                                                 -----------
 TOTAL CAPITAL GOODS (3.8%)  .....                65,866,671
                                                 -----------
CONSUMER CYCLICALS
AIRLINES (0.0%)
Lufthansa AG .....................    21,000         394,563
Singapore Airlines Ltd. ..........    12,000          78,501
Virgin Express Holdings PLC
 (ADR)* ..........................    10,400         215,800
                                                 -----------
                                                     688,864
                                                 -----------
APPAREL, TEXTILE (0.1%)
Liz Claiborne, Inc. ..............    30,000       1,254,375
Onward Kashiyama Co. Ltd. ........    79,000         914,275
                                                 -----------
                                                   2,168,650
                                                 -----------
AUTO RELATED (0.5%)
Continental AG ...................    55,000       1,238,222
Minebea Co. Ltd. .................    14,000         150,220
NGK Spark Plug Co. ...............    69,000         391,339
Republic Industries, Inc.*  ......   219,700       5,121,756
Sumitomo Rubber Industries, Inc.     129,000         544,771
Toyoda Automatic Loom Works Ltd.      70,000       1,287,603
                                                 -----------
                                                   8,733,911
                                                 -----------
AUTOS & TRUCKS (0.4%)
Bajaj Auto Ltd. (GDR) ............     7,500         148,125
Harley-Davidson, Inc. ............   234,000       6,405,750
Honda Motor Co. Ltd. .............     1,000          36,712
UMW Holdings BHD .................   188,000         142,589
Volkswagen AG ....................     1,000         558,659
                                                 -----------
                                                   7,291,835
                                                 -----------
FOOD SERVICES, LODGING (0.9%)
Accor SA .........................     1,400         260,297
Choice Hotels Scandinavia ASA*+ ..   108,000         365,566
Compass Group PLC ................   144,200       1,774,864
Host Marriott Corp.* .............   138,200     $ 2,712,175
ITT Corp.* .......................   101,000       8,370,375
John Q Hammons Hotels, Inc.
 (Class A)* ......................   191,800       1,726,200
                                                 -----------
                                                  15,209,477
                                                 -----------
HOUSEHOLD FURNITURE,
 APPLIANCES (0.8%)
Hunter Douglas N.V. ..............    22,000         770,350
Moulinex* ........................    17,000         420,022
Sunbeam Corp. ....................   295,500      12,447,937
                                                 -----------
                                                  13,638,309
                                                 -----------
LEISURE RELATED (1.4%)
Berjaya Sports Toto BHD ..........   140,000         358,144
Carnival Corp. (Class A) .........   116,500       6,451,187
Cendant Corp.* ...................   125,300       4,307,187
Cyrk, Inc.* ......................   220,600       2,137,063
Disney (Walt) Co. ................    63,100       6,250,844
EMI Group PLC ....................    12,000         100,176
Granada Group PLC ................    88,900       1,358,635
Hoyts Cinemas Group+ .............    45,000          79,151
Ladbroke Group PLC ...............   279,118       1,210,904
NAMCO Ltd. .......................     1,000          29,048
Nintendo Co. Ltd. ................     1,000          98,103
Nippon Broadcasting System  ......     5,000         197,739
Toei Co. Ltd. ....................     8,000          29,124
@Entertainment, Inc.* ............    57,500         639,687
                                                 -----------
                                                  23,246,992
                                                 -----------
PHOTO & OPTICAL (0.1%)
Fuji Photo Film Co. ..............    26,000         996,359
Noritsu Koki Co. Ltd. ............    11,200         276,405
                                                 -----------
                                                   1,272,764
                                                 -----------
RETAIL--GENERAL (2.1%)
Aldeasa SA* ......................    16,494         349,692
Boots Co. PLC ....................    74,700       1,075,946
BAA PLC ..........................   154,200       1,261,920
Dayton Hudson Corp. ..............   157,000      10,597,500
Dickson Concepts International
 Ltd. ............................   161,000         234,779
Fingerhut Companies, Inc. ........   105,500       2,255,062
Home Depot, Inc. .................   163,300       9,614,287
Kingfisher PLC ...................    76,163       1,061,348
Kohl's Corp.* ....................    93,000       6,335,625
Kokuyo Co. Ltd. ..................    25,000         431,117
Limited, Inc. ....................   100,000       2,550,000
Paris Miki, Inc. .................     3,800          40,774
Sato Corp. .......................     8,800         149,730
Smith (W.H.) Group PLC ...........    25,000         159,811
Vendex International N.V. ........    11,000         607,057
                                                 -----------
                                                  36,724,648
                                                 -----------
 TOTAL CONSUMER CYCLICALS (6.3%)                 108,975,450
                                                 -----------
CONSUMER NONCYCLICALS
BEVERAGES (0.9%)
Bass PLC .........................    26,400         409,755
Coca-Cola Co. ....................   183,120      12,200,370
Diageo PLC .......................    58,000         533,269
Scottish & Newcastle PLC .........   100,000       1,225,083
Whitbread PLC ....................    92,500       1,354,370
                                                 -----------
                                                  15,722,847
                                                 -----------

                                       56

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

============================================================
                                      NUMBER        VALUE
                                    OF SHARES     (NOTE 1)
------------------------------------------------------------
CONTAINERS (0.8%)
Owens-Illinois, Inc.* ............     50,000   $  1,896,875
Schmalbach Lubeca AG .............      8,300      1,384,141
Sealed Air Corp.* ................    164,500     10,157,875
                                                ------------
                                                  13,438,891
                                                ------------
DRUGS (2.5%)
Astra AB (A Shares) ..............     30,000        519,528
Centocor, Inc.* ..................    237,503      7,896,975
Daiichi Pharmaceutical Co.  ......     79,000        890,056
Merck KGAA .......................     18,700        628,895
Merck & Co., Inc. ................     92,160      9,792,000
Novartis AG ......................      1,800      2,920,917
Orion-Yhtyma Oy (B Shares)  ......     37,800        998,578
Pfizer, Inc. .....................    182,112     13,578,726
Rohto Pharmaceutical Co. Ltd.  ...      9,000         57,942
Sankyo Co. Ltd. ..................      6,000        135,658
Santen Pharmaceutical Co. Ltd.  ..     22,000        252,922
Schering Plough Corp. ............     80,000      4,970,000
SmithKline Beecham PLC ...........     10,000        102,378
Taisho Pharmaceutical Co. ........      4,000        102,089
Yamanouchi Pharmaceutical Co.
 Ltd. ............................     21,000        450,661
                                                ------------
                                                  43,297,325
                                                ------------
FOODS (1.1%)
Campbell Soup Co. ................    136,335      7,924,472
Huhtamaki Oy Series I ............     11,550        476,752
Nestle SA ........................      1,150      1,723,622
Orkla ASA 'A'.....................      8,300        713,599
Parmalat Finanziaria Spa .........    503,700        720,385
Rite Aid Corp. ...................     40,000      2,347,500
Tyson Foods, Inc. ................    225,000      4,612,500
                                                ------------
                                                  18,518,830
                                                ------------
HOSPITAL SUPPLIES & SERVICES (1.0%)
Columbia/HCA Healthcare Corp. ....     90,000      2,666,250
Medtronic, Inc. ..................    202,906     10,614,520
PT Tempo Scan Pacific ............    206,000         15,918
United Healthcare Corp. ..........     90,000      4,471,875
                                                ------------
                                                  17,768,563
                                                ------------
RETAIL--FOOD (0.4%)
Delhaize-Le Lion SA ..............      8,800        446,520
Familymart Co. ...................     88,500      3,174,401
Promodes .........................      2,200        912,752
Santa Isabel S.A. (ADR) ..........      3,000         52,500
Seven-Eleven Japan Co. Ltd.  .....      4,000        283,273
Woolworths Ltd. ..................    569,991      1,904,871
                                                ------------
                                                   6,774,317
                                                ------------
SOAPS & TOILETRIES (1.2%)
Avon Products, Inc. ..............    125,720      7,716,065
Gillette Corp. ...................    130,310     13,088,011
                                                ------------
                                                  20,804,076
                                                ------------
TOBACCO (1.5%)
Imperial Tobacco Group PLC  ......     11,600         73,009
Japan Tobacco, Inc. ..............        197      1,398,138
Philip Morris Cos., Inc. .........    467,900     21,201,719
Seita ............................     29,200      1,047,969
Swedish Match AB .................     54,700        182,565
Tabacalera SA--A .................     11,000   $    891,697
                                                ------------
                                                  24,795,097
                                                ------------
 TOTAL CONSUMER NONCYCLICALS (9.4%)              161,119,946
                                                ------------
CREDIT SENSITIVE
BANKS (2.1%)
Allied Irish Bank ................    225,000      2,147,134
AMMB Holdings BHD ................     78,000         51,138
Banco Bilbao Vizcaya SA ..........     54,900      1,776,547
BPI-SGPS SA* .....................     12,000        291,769
Banco Santander SA ...............     29,100        972,228
Bangkok Bank Public Ltd. .........     20,000         49,844
Bank of Tokyo-Mitsubishi Ltd.  ...     15,000        206,936
Banque Nationale de Paris ........     13,700        728,193
Chase Manhattan Corp. ............    101,300     11,092,350
Citicorp .........................     75,700      9,571,319
Credito Italiano Spa .............    500,000      1,541,832
Dao Heng Bank Group Ltd...........     30,000         74,913
Den Norske Bank ASA ..............    201,000        947,061
Erste Bank Der Oesterreichischen
 Sparkassen AG* ..................      3,740        186,386
Forenings Sparbanken AB
 (A Shares) ......................     40,000        909,331
Istituto Mobiliare Italiano  .....     84,700      1,005,483
Long-Term Credit Bank of Japan ...    230,000        368,423
Philippine Commercial
 International Bank ..............      5,000         14,198
PT Bank Dagang Nasional Indonesia
 Tbk .............................  1,230,000         78,273
Seventy-Seven Bank Ltd. ..........    123,000        876,720
Shizuoka Bank Ltd. ...............      4,000         42,920
Skandinaviska Enskilda Banken
 (Series A) ......................     25,370        321,123
Societe Generale .................      9,028      1,230,034
State Bank of India (GDR)+  ......     27,000        491,400
Sumitomo Bank Ltd. ...............      8,000         91,358
Suncorp-Metway Ltd.* .............     74,330        186,425
Thai Farmers Bank Public
 Co.--Warrants* ..................      2,875            173
Toho Bank ........................     10,000         39,854
United Overseas Bank Ltd. ........      4,000         22,242
Wing Hang Bank Ltd. ..............    161,000        455,014
Yamaguchi Bank ...................     70,000        858,402
                                                ------------
                                                  36,629,023
                                                ------------
FINANCIAL SERVICES (3.2%)
Aiful Corp.* .....................      2,400        162,790
Associates First Capital Corp.  ..     43,000      3,058,375
Beneficial Corp. .................     50,800      4,222,750
Credit Saison Co. ................     14,400        355,378
Fleet Financial Group, Inc.  .....     46,300      3,469,606
Green Tree Financial Corp.  ......    153,400      4,017,162
MBNA Corp. .......................    481,125     13,140,727
Merrill Lynch & Co., Inc. ........     72,400      5,280,675
Morgan Stanley, Dean Witter,
 Discover & Co. ..................    305,700     18,074,513
Newcourt Credit Group Inc.*  .....     25,000        834,375
Nichiei Co. Ltd. .................        500         53,267
Peregrine Investment Holdings
 Ltd. ............................    472,000        335,011
PMI Group, Inc. ..................     14,600      1,055,763

                                       57

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

============================================================
                                      NUMBER        VALUE
                                    OF SHARES     (NOTE 1)
------------------------------------------------------------
Sanyo Shinpan Finance Co. Ltd.  ..     1,200    $     53,068
Takefuji Corp. ...................     5,000         229,546
Worms Et Compagnie ...............     2,500         184,847
                                                ------------
                                                  54,527,853
                                                ------------
INSURANCE (3.0%)
ASR Verzekeringsgroep N.V.  ......    10,000         543,979
Assurances Generales de France ...    37,995       2,013,227
Catalana Occidente SA ............     1,030          52,463
Corporacion Mapfre Cia Inter SA ..    14,000         371,250
Fortis Amev N.V. .................    37,281       1,625,350
General Accident PLC..............    42,200         731,616
ING Groep N.V. ...................    50,000       2,105,886
Irish Life PLC ...................   100,000         568,025
Life Re Corp. ....................   140,500       9,158,844
MGIC Investment Corp. ............    67,000       4,455,500
PennCorp Financial Group, Inc.  ..   135,700       4,842,794
Providian Financial Corp. ........    65,000       2,937,188
QBE Insurance Group Ltd. .........   201,250         905,536
Royal & Sun Alliance Insurance
 Group PLC .......................   100,936       1,016,774
Travelers Group, Inc. ............   320,199      17,250,721
Trygg-Hansa AB (B Shares) ........     3,600         110,631
United Assurance Group PLC  ......    71,600         617,718
Willis Corroon Group PLC (ADR)  ..    87,800       1,081,037
Zurich Versicherungs .............     2,130       1,015,050
                                                ------------
                                                  51,403,589
                                                ------------
REAL ESTATE (0.5%)
Boston Properties, Inc. ..........    84,200       2,783,863
City Developments Ltd. ...........     8,000          37,110
Daibiru Corp. ....................     4,000          29,278
Glenborough Realty Trust, Inc.  ..    70,000       2,073,750
Spieker Properties, Inc. .........    40,000       1,715,000
Sumitomo Realty & Development Co.
 Ltd. ............................    16,000          91,972
Unibail SA .......................     7,880         786,887
Vornado Realty Trust .............    20,000         938,750
                                                ------------
                                                   8,456,610
                                                ------------
UTILITY--ELECTRIC (0.7%)
AES Corp.* .......................   113,800       5,305,925
Cia Paranaense de Energia-Copel
 (ADR) ...........................    54,000         739,125
Energy Group PLC .................    58,840         649,770
Hong Kong Electric Holdings Ltd.     179,000         680,288
Malakoff BHD .....................    90,000         187,428
Manila Electric Co. ..............    16,620          54,990
National Grid Group PLC ..........    20,000          94,983
Powergen PLC .....................   108,000       1,405,617
Veba AG ..........................    35,000       2,383,335
                                                ------------
                                                  11,501,461
                                                ------------
UTILITY--GAS (0.2%)
Anglian Water PLC ................   128,600       1,754,030
Scottish Power PLC ...............   220,000       1,945,015
                                                ------------
                                                   3,699,045
                                                ------------
UTILITY--TELEPHONE (1.1%)
British Telecommunications PLC ...   186,600    $  1,467,275
Cable & Wireless PLC .............   109,200         960,051
Philippine Long Distance
 Telephone Co. ...................    10,000         217,284
Telecom Italia Spa ...............   311,550       1,990,116
Telefonica de Espana .............    57,000       1,627,502
Telekom Malaysia BHD .............   150,000         443,502
Telephone & Data Systems, Inc.  ..    39,700       1,848,531
Teleport Communications Group,
 Inc. (Class A)* .................   193,400      10,612,825
                                                ------------
                                                  19,167,086
                                                ------------
 TOTAL CREDIT SENSITIVE (10.8%)                  185,384,667
                                                ------------
ENERGY
COAL & GAS PIPELINES (0.1%)
BG PLC ...........................   164,117         738,963
BG PLC-'B'* ......................   186,000          88,640
OMV AG ...........................     1,400         193,960
                                                ------------
                                                   1,021,563
                                                ------------
OIL--DOMESTIC (1.5%)
Apache Corp. .....................   130,400       4,572,150
Louis Dreyfus Natural Gas Corp.*     245,400       4,585,913
Murphy Oil Corp. .................    40,000       2,167,500
Tom Brown, Inc.* .................   121,000       2,329,250
Union Pacific Resources Group,
 Inc. ............................   176,800       4,287,400
USX-Marathon Group ...............   259,700       8,764,875
                                                ------------
                                                  26,707,088
                                                ------------
OIL--INTERNATIONAL (1.1%)
AO Tatneft (ADR) .................    29,000       4,132,500
British Petroleum Co. PLC ........    98,700       1,297,553
Elf Aquitaine ....................    18,800       2,186,591
Gulf Canada Resources Ltd.*  .....   916,000       6,412,000
Gulf Indonesia Resources Ltd.*  ..    30,700         675,400
Petroleo Brasileiro S.A. (ADR)  ..    15,000         350,799
Repsol SA ........................    13,950         595,176
Shell Transport & Trading Co. PLC    178,950       1,293,905
Total SA--B ......................    26,234       2,855,075
                                                ------------
                                                  19,798,999
                                                ------------
OIL--SUPPLIES & CONSTRUCTION (2.8%)
Baker Hughes, Inc. ...............    90,000       3,926,250
BJ Services Co.* .................    30,000       2,158,125
Canadian Fracmaster Ltd. .........    47,100         691,944
Canadian Fracmaster Ltd.
 Installment Receipt*+ ...........   133,800       1,123,229
Dresser Industries, Inc. .........   133,900       5,615,431
Fugro N.V.* ......................    10,000         304,786
Halliburton Co. ..................   186,400       9,681,150
Nabors Industries, Inc.* .........   362,900      11,408,669
Noble Drilling Corp.* ............   383,700      11,750,813
Parker Drilling Co.* .............    92,300       1,124,906
                                                ------------
                                                  47,785,303
                                                ------------
 TOTAL ENERGY (5.5%) .............                95,312,953
                                                ------------

                                       58

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

============================================================
                                      NUMBER        VALUE
                                    OF SHARES     (NOTE 1)
------------------------------------------------------------
TECHNOLOGY
ELECTRONICS (2.1%)
Altera Corp.* ....................     91,000   $  3,014,375
Applied Materials, Inc.* .........    153,600      4,627,200
Cisco Systems, Inc.* .............    339,000     18,899,250
Fujimi, Inc. .....................      2,000         85,074
Hoya Corp. .......................      8,000        251,389
Leitch Technology Corp.* .........     10,000        300,815
Micronics Japan Co. Ltd. .........      7,000        120,713
National Semiconductor Corp.*  ...    182,000      4,720,625
Nikon Corp. ......................     10,000         98,870
Rohm Co. Ltd. ....................      2,000        203,870
Sankyo Engineering Co. ...........      6,000         18,394
SMH AG ...........................      4,850        654,194
Sterling Commerce, Inc.* .........     40,000      1,537,500
TDK Corp. ........................      5,000        377,084
Tokyo Cathode Laboratory Co.* ....      5,400         53,390
TOWA Corp. .......................        800         16,616
Varitronix International Ltd.  ...    469,000        804,968
Yokogawa Electric Corp. ..........     12,000         74,129
                                                ------------
                                                  35,858,456
                                                ------------
OFFICE EQUIPMENT (1.6%)
Barco N.V. .......................      4,314        791,752
Canon, Inc. ......................      2,000         46,599
Ceridian Corp.* ..................    101,300      4,640,806
Compaq Computer Corp. ............    180,125     10,165,805
Dell Computer Corp.* .............    105,800      8,887,200
Policy Management Systems Corp.*       44,900      3,123,356
                                                ------------
                                                  27,655,518
                                                ------------
OFFICE EQUIPMENT SERVICES (0.4%)
Data Communication System Co. ....      6,000         79,096
First Data Corp. .................    127,600      3,732,300
Fuji Soft ABC, Inc. ..............      4,200        143,890
INES Corp. .......................      6,000         46,446
Nippon System Development ........      3,200         65,729
Oracle Corp.* ....................    105,500      2,353,969
                                                ------------
                                                   6,421,430
                                                ------------
TELECOMMUNICATIONS (2.8%)
ADC Telecommunications, Inc.* ....    205,700      8,587,975
Asia Satellite Telecommunications
 Holdings Ltd. ...................    120,000        205,188
DDI Corp. ........................        240        634,604
DSC Communications Corp.* ........     40,000        960,000
Energis PLC* .....................    165,000        691,420
Intermedia Communications, Inc.*          363         22,052
Lucent Technologies, Inc. ........    107,000      8,546,625
MCI Communications Corp. .........     80,000      3,425,000
Nextel Communications, Inc.
 (Class A)* ......................     69,500      1,807,000
PT Indosat .......................    419,000        777,055
PT Telekomunikasi Indonesia  .....    309,000        164,332
SK Telecom Co. Ltd. (ADR)*  ......     85,655        556,756
Tele-Communications TCI Ventures
 Group (Class A)* ................    100,000      2,831,250
Tellabs, Inc.* ...................    113,500      6,001,313
Videsh Sanchar Nigam Ltd. (GDR)+*      28,400        395,612
Vodafone Group PLC ...............    160,000   $  1,154,257
WorldCom, Inc.* ..................    383,850     11,611,463
                                                ------------
                                                  48,371,902
                                                ------------
 TOTAL TECHNOLOGY (6.9%) .........               118,307,306
                                                ------------
DIVERSIFIED
MISCELLANEOUS (1.4%)
BTR PLC ..........................    180,000        544,262
Cie Generale des Eaux ............      8,259      1,152,706
Citic Pacific Ltd. ...............     60,000        238,482
First Pacific Co. ................    397,685        192,453
Montedison Spa ...................  1,113,000        999,750
Smith (Howard) Ltd. ..............     35,000        290,481
Swire Pacific Ltd. (Class A)  ....     57,000        312,621
Tomkins PLC ......................    160,000        765,123
Tyco International Ltd. ..........    343,518     15,479,780
U.S. Industries, Inc. ............    161,400      4,862,175
                                                ------------
 TOTAL DIVERSIFIED (1.4%) ........                24,837,833
                                                ------------
TOTAL COMMON STOCKS AND OTHER
 INVESTMENTS (47.8%)
 (Cost $666,960,804) .............               824,509,813
                                                ------------
PREFERRED STOCKS:
BASIC MATERIALS (0.1%)
CHEMICALS
Henkel KGAA ......................     15,180        949,304
                                                ------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.1%)
Republic Industries, Inc.
 6.5% Exch. Conv. ................     46,100      1,083,350
                                                ------------
PRINTING, PUBLISHING &
 BROADCASTING (0.0%)
ProSieben Media AG* ..............      5,000        229,300
                                                ------------
TRUCKING, SHIPPING (0.0%)
CNF Trust I
 5.0% Conv. Series A .............     19,000      1,083,000
                                                ------------
 TOTAL BUSINESS SERVICES (0.1%)                    2,395,650
                                                ------------
CAPITAL GOODS (0.1%)
AEROSPACE
Loral Space & Communications
 6.0% Conv. ......................     37,700      2,318,550
                                                ------------
CONSUMER CYCLICALS
AIRLINES (0.1%)
Continental Airlines Finance
 Trust
 8.5% Conv. ......................     18,100      1,862,037
                                                ------------
RETAIL--GENERAL (0.0%)
Hornbach Holding AG ..............      8,010        552,122
                                                ------------
 TOTAL CONSUMER CYCLICALS (0.1%)                   2,414,159
                                                ------------
CREDIT SENSITIVE (0.1%)
UTILITY--ELECTRIC
AES Trust I
 5.375% Conv. Series A ...........     23,000      1,650,250
                                                ------------
ENERGY (0.1%)
OIL--DOMESTIC
Devon Financing Trust
 $3.25 Conv. .....................     11,600        849,700
                                                ------------

                                       59

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

============================================================
                                      NUMBER        VALUE
                                    OF SHARES     (NOTE 1)
------------------------------------------------------------
TECHNOLOGY
TELECOMMUNICATIONS (0.6%)
Intermedia Communications, Inc.:
 7.0% Conv. Series D .............      20,500   $   840,500
 7.0% Conv.+ .....................      28,900     1,184,900
Mobile Telecommunications
 $2.25 Conv. .....................      28,000       938,000
Nextel Strypes Trust
 7.25% Conv. .....................      54,400     1,292,000
Nokia Oyj (A Shares) .............      14,100     1,001,055
QualComm Financial Trust:
 5.75% Conv. .....................       6,400       299,600
 5.75% Conv.+ ....................      36,800     1,722,700
WorldCom, Inc.
 8.0% Conv. ......................      30,700     3,219,663
                                               -------------
 TOTAL TECHNOLOGY (0.6%) .........                10,498,418
                                               -------------
TOTAL PREFERRED STOCKS (1.2%)
 (Cost $17,920,454)...............                21,076,031
                                               -------------
                                    PRINCIPAL
                                      AMOUNT
                                   -----------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PROFESSIONAL SERVICES (0.1%)
Career Horizons, Inc.
 7.0% Conv., 11/01/02 ............  $  710,000     1,476,800
Personnel Group of America:
 5.75% Conv., 07/01/04 ...........     110,000       124,850
 5.75% Conv., 07/01/04+ ..........     370,000       419,950
                                               -------------
 TOTAL BUSINESS SERVICES (0.1%)                    2,021,600
                                               -------------
CAPITAL GOODS
AEROSPACE (0.1%)
Orbital Sciences Corp.
 5.0% Conv., 10/01/02+ ...........     590,000       753,725
                                               -------------
BUILDING & CONSTRUCTION (0.0%)
Halter Marine Group, Inc.
 4.5% Conv., 09/15/04+ ...........     670,000       752,912
                                               -------------
MACHINERY (0.1%)
DII Group, Inc.
 6.0% Conv., 10/15/02+ ...........   1,005,000     1,536,444
                                               -------------
 TOTAL CAPITAL GOODS (0.2%)  .....                 3,043,081
                                               -------------
CONSUMER CYCLICALS
FOOD SERVICES, LODGING (0.2%)
Cendant Corp.
 4.75% Conv., 03/01/03 ...........   2,050,000     2,757,250
                                               -------------
RETAIL--GENERAL (0.1%)
U.S. Office Products Co.
 5.5% Conv., 02/01/01 ............   1,455,000     1,729,631
                                               -------------
 TOTAL CONSUMER CYCLICALS (0.3%)                   4,486,881
                                               -------------
CONSUMER NONCYCLICALS
DRUGS (0.2%)
MedImmune, Inc.:
 7.0% Conv., 07/01/03 ............     615,000     1,398,356
 7.0% Conv. Sub., 07/01/03+ ......     500,000     1,136,875

=================================================================
                                     PRINCIPAL          VALUE
                                       AMOUNT         (NOTE 1)
-----------------------------------------------------------------
Quintiles Transnational Corp.:
 4.25% Conv., 05/31/00 ..........$   370,000         $   415,787
 4.25% Conv., 05/31/00+ .........    580,000             651,775
                                                     -----------
                                                       3,602,793
                                                     -----------
HOSPITAL SUPPLIES &
 SERVICES (0.2%)
FPA Medical Management, Inc.:
 6.5% Conv., 12/15/01 ...........    810,000             826,200
 6.5% Conv., 12/15/01+ ..........    540,000             550,800
RES-Care, Inc.
 6.0% Conv., 12/01/04+ ..........  1,095,000           1,248,300
                                                     -----------
                                                       2,625,300
                                                     -----------
MEDIA & CABLE (1.9%)
Time Warner Entertainment Co.
 8.375%, 03/15/23 ............... 23,580,000          26,909,024
Turner Broadcasting System, Inc.
 8.375%, 07/01/13 ...............  5,530,000           6,204,771
                                                     -----------
                                                      33,113,795
                                                     -----------
 TOTAL CONSUMER NONCYCLICALS (2.3%)                   39,341,888
                                                     -----------
CREDIT SENSITIVE
BANKS (1.6%)
ABN Amro Bank NV
 7.125%, 06/18/07 ............... 25,375,000          26,528,801
Sumitomo Bank International
 0.75% Conv., 05/31/01 ..........    Yen
                                 101,000,000             810,864
                                                     -----------
                                                      27,339,665
                                                     -----------
FINANCIAL SERVICES (0.7%)
Commercial Credit Co.
 6.125%, 12/01/05 ...............$10,000,000           9,810,400
RAC Financial Group, Inc.:
 7.25% Conv., 08/15/03 ..........    195,000             469,950
 7.25% Conv. Sub., 08/15/03+  ...    625,000           1,506,250
                                                     -----------
                                                      11,786,600
                                                     -----------
INSURANCE (1.5%)
John Hancock Mutual Life
 Insurance Co.
 7.375%, 02/15/24+ ..............    23,750,000       24,918,262
Penn Treaty American Corp.:
 6.25% Conv., 12/01/03 ..........       330,000          425,287
 6.25% Conv., 12/01/03+ .........       905,000        1,166,319
                                                     -----------
                                                      26,509,868
                                                     -----------
MORTGAGE RELATED (7.2%)
Federal Home Loan Mortgage
 Corp.:
 7.0%, 09/01/11 .................    25,507,811       25,898,412
 7.0%, 01/01/12..................     5,527,207        5,611,845
Federal National Mortgage
 Association:
 6.5%, 09/01/11 .................    16,671,267       16,718,113
 6.5%, 06/01/11 .................    40,495,952       40,749,052
 7.0%, 05/01/26 .................    26,800,480       27,051,601
 7.0%, 09/01/27 .................     8,695,225        8,757,657
                                                     -----------
                                                     124,786,680
                                                     -----------

                                       60

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

=================================================================
                                     PRINCIPAL          VALUE
                                       AMOUNT         (NOTE 1)
-----------------------------------------------------------------
U.S. GOVERNMENT (28.9%)
U.S. Treasury:
 6.125% Note, 08/31/98 ..........   $15,000,000    $   15,051,570
 6.375% Note, 05/15/99 ..........    52,000,000        52,471,276
 6.75% Note, 04/30/00 ...........    21,600,000        22,092,761
 6.0% Note, 08/15/00 ............    68,850,000        69,344,894
 6.25% Note, 04/30/01 ...........    43,000,000        43,671,875
 6.5% Note, 08/31/01 ............    81,600,000        83,614,541
 6.5% Note, 05/31/02 ............    86,335,000        88,871,091
 5.75% Note, 08/15/03 ...........    21,700,000        21,720,355
 6.875% Note, 05/15/06 ..........    41,085,000        43,973,810
 6.125% Bond, 11/15/27 ..........    55,405,000        56,928,637
                                                   --------------
                                                      497,740,810
                                                   --------------
 TOTAL CREDIT SENSITIVE (39.9%)                       688,163,623
                                                   --------------
ENERGY
COAL & GAS PIPELINES (0.1%)
Nabors Industries, Inc.
 5.0% Conv., 05/15/06 ...........     1,125,000         2,036,250
                                                   --------------
GAS (0.4%)
RAS Laffan Liquid Natural Gas
 8.294%, 03/15/14+ ..............     7,730,000         7,273,976
                                                   --------------

OIL--SUPPLIES &
 CONSTRUCTION (0.2%)
Diamond Offshore Drilling, Inc.
 3.75% Conv. Sub. Note, 02/15/07      1,090,000         1,442,887
Parker Drilling Corp.
 5.5% Conv. Sub., 08/01/04  .....       960,000         1,029,000
Seacor Holdings, Inc.:
 5.375% Conv., 11/15/06 .........        90,000           101,925
 5.375% Conv., 11/15/06+ ........       755,000           855,037
                                                   --------------
                                                        3,428,849
                                                   --------------
 TOTAL ENERGY (0.7%) ............                      12,739,075
                                                   --------------
TECHNOLOGY
ELECTRONICS (1.3%)
Altera Corp.
 5.75% Conv. Sub. Note,
 06/15/02+ ......................     1,465,000         2,010,712
Baan Co.:
 4.5% Conv. Sub. Note, 12/15/01+        805,000         1,233,662
 4.5% Conv. Sub. Note,
 12/15/01 .......................       230,000           352,475
Cymer, Inc.
 3.5% Conv., 08/06/04+(a) .......     1,420,000         1,073,875
Integrated Process Equipment
 6.25% Conv., 09/15/04+ .........     2,110,000         1,748,663
Level One Communications:
 4.0% Conv., 09/01/04 ...........       360,000           338,400
 4.0% Conv., 09/01/04+ ..........     1,140,000         1,071,600
Photronics, Inc.
 6.0% Conv., 06/01/04 ...........     1,870,000         2,143,488
Quantum Corp.
 5.0% Conv., 03/01/03+ ..........       355,000           644,325
Sanmina Corp.
 5.5% Conv., 08/15/02+ ..........     1,345,000         3,259,944
SCI Systems, Inc.
 5.0% Conv., 05/01/06+ ..........     1,670,000         3,110,375
Solectron Corp.
 6.0% Conv., 03/01/06+ ..........   $ 1,070,000    $    1,467,238
Wind River Systems, Inc.
 5.0% Conv., 08/01/02+ ..........     1,390,000         1,487,300
Xilinx, Inc.
 5.25% Conv., 11/01/02+ .........     1,865,000         1,804,388
                                                   --------------
                                                       21,746,445
                                                   --------------
TELECOMMUNICATIONS (0.1%)
Comverse Technology, Inc.:
 5.75% Conv., 10/01/06 ..........       185,000           199,338
 5.75% Conv. Sub., 10/01/06+  ...     1,605,000         1,729,388
                                                   --------------
                                                        1,928,726
                                                   --------------
 TOTAL TECHNOLOGY (1.4%) ........                      23,675,171
                                                   --------------
TOTAL LONG-TERM DEBT SECURITIES (44.9%)
 (Cost $752,359,876).............                     773,471,319
                                                   --------------

SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (5.4%)
Federal Home Loan Mortgage Corp.
 6.0%, due 01/02/98 .............    92,700,000        92,684,550
                                                   --------------
TOTAL SHORT-TERM DEBT SECURITIES (5.4%)
 (Cost $92,684,550)..............                      92,684,550
                                                   --------------
TOTAL INVESTMENTS (99.3%)
 (Cost/Amortized Cost $1,529,925,684)               1,711,741,713
OTHER ASSETS
 LESS LIABILITIES (0.7%).........                      12,346,816
                                                   --------------
NET ASSETS (100.0%) .............                  $1,724,088,529
                                                   ==============

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

DISTRIBUTION OF INVESTMENTS BY
GLOBAL REGION
As a Percentage of Total
Investments
Australia ................    0.2%
Canada ...................    0.1
France ...................    1.1
Germany ..................    0.6
Japan ....................    1.8
Netherlands ..............    0.6
Scandinavia ..............    0.6
Southeast Asia ...........    0.4
Spain ....................    0.4
Switzerland ..............    0.6
United Kingdom ...........    2.3
United States** ..........   90.8
Other European Countries      0.5
                            -----
                            100.0%
                            =====

------------
*      Non-income producing.
**     Includes Short-Term Debt Securities of 5.4%.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1997, these securities amounted to $68,953,728 or 4.0% of net assets.
(a) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 1997.
       Glossary:
       ADR--American Depository Receipt
       GDR--Global Depository Receipt

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
COMMON STOCKS AND OTHER
 INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.2%)
AGA AB (A Shares) ................     3,400      $    46,890
Akzo Nobel N.V. ..................     4,000          689,665
Asahi Chemical Industry Co.  .....    27,000           91,466
Bayer AG .........................    25,400          942,466
BOC Group PLC ....................     6,825          112,268
GP Batteries International Ltd.  .   180,000          468,867
GP Batteries International
 Ltd.--Warrants*..................     5,750            4,719
Imperial Chemical Industries PLC      18,212          284,614
Indo Gulf Fertilisers & Chemicals
 Corp. Ltd. (GDR)+................    50,000           40,000
Ishihara Sangyo Kaisha Ltd.*  ....    90,000          100,019
Johnson Matthey PLC ..............    25,000          223,900
Kuraray Co. Ltd. .................     6,000           49,665
L'Air Liquide ....................     2,035          318,513
Linde AG .........................       150           90,970
Mitsui Chemicals, Inc.* ..........     9,000           17,521
Royal Group Technologies Ltd.* ...    10,000          231,875
Sanyo Chemicals Industries Ltd.  .     9,000           52,424
Solvay Et Cie Societe Anonyme  ...     1,200           75,463
Sumitomo Chemical Co. Ltd.  ......    28,000           64,380
Toray Industries, Inc. ...........    29,000          130,025
UBE Industries Ltd. ..............    14,000           17,812
                                                  -----------
                                                    4,053,522
                                                  -----------
CHEMICALS--SPECIALTY (0.5%)
Cytec Industries, Inc.* ..........    57,900        2,717,681
Kyowa Hakko Kogyo Co. ............     8,000           34,643
NGK Insulators ...................     6,000           53,344
SGL Carbon AG+ ...................    15,000        1,917,785
Solutia, Inc. ....................   113,000        3,015,687
UCAR International, Inc.* ........     5,000          199,688
                                                  -----------
                                                    7,938,828
                                                  -----------
METALS & MINING (0.2%)
Alusuisse Lonza Holding AG  ......        90           86,457
Bethlehem Steel Corp.* ...........   330,000        2,846,250
Degussa AG .......................     2,500          123,683
Granges AB* ......................       550            8,624
Great Central Mines Ltd. .........    75,000           80,617
Gwalia Consolidated Ltd.* ........    88,300           46,594
Japan Energy Corp. ...............    19,000           17,911
Mitsubishi Materials Corp.  ......    24,000           38,628
Randgold Resources Ltd. (GDR)*+  .     7,600           39,900
Rio Tinto Ltd. ...................     5,800           67,645
Rio Tinto PLC ....................    27,615          339,895
Sumitomo Metal Mining Co. ........    10,000           32,956
Toho Titanium* ...................    48,000          404,675
WMC Ltd. .........................    40,700          141,850
                                                  -----------
                                                    4,275,685
                                                  -----------
PAPER (0.2%)
Amcor Ltd. .......................     8,900           39,136
Asia Pacific Resources
 International Ltd. (Class A)*  ..     5,000            9,375
Asia Pacific Resources
 International Ltd.
 (Class A)--Warrants* ............     5,000      $       625
Enso Oy (Series R) ...............    30,000          232,253
Fletcher Challenge Forest ........     4,256            3,534
Grupo Industrial Durango (ADR)*  .    12,000          171,000
Jefferson Smurfit Corp.* .........    79,300        1,120,113
Nippon Paper Industries Co.  .....     2,000            7,848
Oji Paper Co. Ltd. ...............    22,000           87,511
Stone Container Corp.* ...........   123,000        1,283,812
Svenska Cellulosa (Series B)  ....     3,200           71,940
UPM-Kymmene Oy ...................     3,292           65,829
                                                  -----------
                                                    3,092,976
                                                  -----------
STEEL (0.1%)
Broken Hill Proprietary Co. Ltd. .    50,000          464,157
Kawasaki Steel Corp. .............    54,000           73,669
Nippon Steel Corp. ...............   217,000          320,989
NKK Corp. ........................    85,000           67,752
Sumitomo Metal Industries ........   268,000          343,024
Thyssen AG .......................       450           96,056
Usinor Sacilor ...................     3,500           50,536
                                                  -----------
                                                    1,416,183
                                                  -----------
 TOTAL BASIC MATERIALS (1.2%)  ...                 20,777,194
                                                  -----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (1.4%)
B.U.S. Berzelius Umwelt-Service
 AG ..............................    22,000          293,505
Daiseki Co. Ltd. .................     7,600           78,636
Matsuda Sangyo Co. Ltd. ..........    12,000           72,474
Powerscreen International PLC  ...    75,000          752,988
Rentokil Initial PLC .............   177,200          771,663
Tomra Systems ASA ................   102,660        2,293,441
United States Filter Corp.*  .....    75,000        2,245,312
USA Waste Services, Inc.* ........   177,000        6,947,250
Waste Management, Inc. ...........   390,500       10,738,750
                                                  -----------
                                                   24,194,019
                                                  -----------
PRINTING, PUBLISHING &
 BROADCASTING (2.8%)
British Sky Broadcasting Group
 PLC .............................    50,476          378,240
Cablevision Systems Corp.
 (Class A)* ......................    53,500        5,122,625
Carlton Communications PLC  ......   200,900        1,551,657
CBS Corp. ........................   291,250        8,573,672
Dai Nippon Printing Co. Ltd.  ....    19,000          356,773
Elsevier N.V. ....................    66,445        1,074,838
Havas ............................       200           14,389
Liberty Media Group (Class A)* ...   301,150       10,916,688
Mediaset Spa .....................   140,000          687,733
Mirror Group PLC .................    70,000          224,311
New York Times Co. (Class A)  ....   100,300        6,632,337
News Corp. Ltd. ..................    59,900          330,515
Nippon Television Network Corp.  .     2,000          587,086
Pegasus Communications Corp.
 (Class A)* ......................     1,128           22,983
Reader's Digest Association, Inc.
 (Class A) .......................   100,000        2,362,500

                                       63

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
Reed International PLC ...........    80,000      $   801,932
Star Publications BHD ............    20,000           22,831
Takara Printing Co. ..............    11,000           32,880
Time Warner, Inc. ................   103,000        6,386,000
Tokyo Broadcasting System, Inc. ..    45,000          569,075
Toppan Printing Co. ..............     7,000           91,205
Ver Ned Uitgeversbedr Ver Bezit
 N.V. ............................     6,000          169,260
                                                  -----------
                                                   46,909,530
                                                  -----------
PROFESSIONAL SERVICES (0.3%)
Adecco SA ........................       275           79,742
Alvern Norway ASA* ...............    76,550          181,378
Apcoa Parking AG+ ................     3,000          220,128
Asatsu, Inc. .....................    22,400          322,759
Brisa-Auto Estradas de Portugal
 SA* .............................     7,000          250,753
Content Beheer N.V.+ .............    53,000        1,306,932
Meitec ...........................    61,800        1,738,310
Secom Co. ........................     2,000          127,841
WPP Group PLC ....................   100,000          445,335
                                                  -----------
                                                    4,673,178
                                                  -----------
TRUCKING, SHIPPING (0.8%)
Brambles Industries Ltd. .........    90,000        1,785,295
Frontline Ltd.* ..................   400,000        1,613,908
Irish Continental Group PLC  .....    30,000          367,082
Knightsbridge Tankers Ltd.  ......   110,700        3,134,194
Mitsui O.S.K. Lines Ltd.* ........    19,000           26,357
Nippon Express Co. Ltd. ..........    20,000           99,636
Nippon Yusen K.K. ................    13,000           35,670
OMI Corp.* .......................   652,900        5,998,519
Penninsular & Oriental Steam
 Navigation Co. ..................    10,466          119,102
Yamato Transport Co. Ltd. ........     8,000          107,300
                                                  -----------
                                                   13,287,063
                                                  -----------
 TOTAL BUSINESS SERVICES (5.3%) ..                 89,063,790
                                                  -----------
CAPITAL GOODS
AEROSPACE (0.0%)
British Aerospace ................    11,284          321,722
Rolls-Royce PLC ..................    22,528           86,998
                                                  -----------
                                                      408,720
                                                  -----------
BUILDING & CONSTRUCTION (0.2%)
ABB AG ...........................       300          376,926
CSR Ltd. .........................    16,900           57,249
Daito Trust Construction Co.  ....    17,200          105,065
Daiwa House Industry Co. Ltd.  ...     9,000           47,595
Hitachi Plant Engineering &
 Construction Co. ................    25,000           55,758
Hochtief AG ......................     1,500           61,703
Japan Industrial Land Development     19,000           45,871
Kaneshita Construction ...........    26,000          117,570
Kumagai Gumi Co. .................     6,000            3,265
MacMahon Holdings Ltd. ...........   600,000          187,617
Mancon BHD .......................    47,999           17,400
Metacorp BHD .....................    10,000            4,242
Mitsui Home Co. Ltd. .............    32,000          174,133
Nanno Construction Co. Ltd.  .....    26,000           20,924
Nawarat Patanakarn Public Co.  ...    80,000            3,323
Nippon Denwa Shisetsu ............    30,000          114,965
Nishimatsu Construction Co.  .....     4,000      $    12,569
Obayashi Corp. ...................    12,000           40,835
Ohmoto Gumi Co. Ltd. .............    15,000           64,380
Oriental Construction Co. ........    12,800           55,919
Pacific Rim Infra Management
 Enterprises Ltd.* ...............   493,200           16,230
Penta-Ocean Construction .........     5,000            7,013
PS Corp. .........................    31,200          118,368
Sanyo Engineering & Construction
 Co. .............................    18,000           64,840
Sekisui House Ltd. ...............    13,000           83,595
Shimizu Corp. ....................    15,000           34,719
Sho Bond Corp. ...................    54,000          976,739
Skanska AB (Series B) ............     1,620           66,413
Suido Kiko Kaisha ................     9,000           18,072
Taisei Corp. .....................    20,000           32,803
Toda Corp. .......................    30,000           81,625
United Engineers Malaysia BHD ....    11,000            9,163
Wesco, Inc. ......................    10,800           26,488
YTL Corp. BHD ....................    16,500           22,272
YTL Corp. BHD--Rights* ...........     1,650                0
                                                  -----------
                                                    3,125,649
                                                  -----------
BUILDING MATERIALS & FOREST
 PRODUCTS (0.5%)
BPB PLC ..........................    90,000          502,851
Blue Circle Industries PLC  ......    13,338           74,851
Chichibu Onoda Cement Co. ........    11,000           20,234
Cie de St. Gobain ................     3,150          447,495
Dahl International AB+ ...........    45,000          663,107
Fujikura Ltd. ....................   132,000          874,098
Furukawa Electric Co. ............    13,000           55,696
Heidelberg Zement AG .............     1,100           77,106
Holderbank Financiere Glaris AG  .        80           65,293
Lafarge SA .......................     6,850          449,458
Martin Marietta Materials, Inc.  .   124,200        4,541,063
Nichiha Corp. ....................    70,700          432,409
Portland Valderrivas SA ..........     4,900          440,630
Rexam PLC ........................    13,121           64,470
RMC Group PLC ....................     4,518           63,108
Sumitomo Forestry Co. ............     7,000           34,068
Wolseley PLC .....................    10,088           80,070
                                                  -----------
                                                    8,886,007
                                                  -----------
ELECTRICAL EQUIPMENT (1.3%)
Alcatel Alsthom ..................     6,000          762,649
Daikin Industries Ltd. ...........     5,000           18,854
General Electric Co. .............   255,000       18,710,625
General Electric Co. PLC .........    61,328          397,579
Kinden Corp. .....................     5,000           53,267
Mabuchi Motor Co. ................    10,000          508,143
Schneider SA .....................     2,250          122,173
Siemens AG .......................    14,750          889,616
Sumitomo Electric Industries  ....    31,000          422,916
Yaskawa Electric Corp. ...........    14,000           34,873
                                                  -----------
                                                   21,920,695
                                                  -----------
MACHINERY (1.9%)
Allied Signal, Inc. ..............   163,200        6,354,600
Amada Co. Ltd. ...................     5,000           18,586
Asahi Diamond Industry Co. Ltd.  .    33,000          143,913

                                       64

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
Cie Generale de Geophysique SA
 (ADR)* ..........................    169,223     $ 4,336,339
Coltec Industries, Inc.* .........    128,000       2,968,000
Construcciones y Auxiliar de
 Ferrecarriles SA ................      3,000         110,666
Ebara Corp. ......................      5,000          52,884
Enshu* ...........................     51,000          63,713
Fanuc Co. ........................      5,900         223,384
IHC Caland N.V. ..................     10,000         518,827
Ishikawajima Harima Heavy
 Industries Co. Ltd. .............     82,000         122,552
Kalmar Industries AB+ ............     16,050         258,744
Kawasaki Heavy Industries Ltd.  ..    112,000         173,397
Keyence Corp. ....................        400          59,168
Komatsu Ltd. .....................     29,000         145,583
Kubota Corp. .....................     33,000          87,005
Mitsubishi Heavy Industries Ltd. .    170,000         708,795
Namura Shipbuilding ..............     20,000          45,219
Nireco ...........................     11,000          40,468
Nitta Corp. ......................     38,600         390,512
Nitto Kohki Co. Ltd. .............     32,000         348,266
Rauma Oy .........................         92           1,435
Rofin-Sinar Technologies, Inc.*  .     20,000         242,500
SMC Corp. ........................     11,200         987,162
Sodick Co.* ......................    126,000         361,173
Thai Engine Manufacturing Public
 Co. Ltd. ........................    100,000         166,148
United Technologies Corp. ........    166,000      12,086,875
                                                  -----------
                                                   31,015,914
                                                  -----------
 TOTAL CAPITAL GOODS (3.9%)  .....                 65,356,985
                                                  -----------
CONSUMER CYCLICALS
AIRLINES (0.2%)
British Airways PLC ..............     45,000         414,113
Cathay Pacific Airways ...........     41,000          33,333
Japan Air Lines Co.* .............     24,000          65,300
KLM ..............................     13,700         506,744
Lufthansa AG .....................     58,000       1,089,747
Quantas Airways Ltd. .............     40,000          70,773
Singapore Airlines Ltd. ..........     70,000         457,925
Virgin Express Holdings PLC
 (ADR)* ..........................     24,000         498,000
                                                  -----------
                                                    3,135,935
                                                  -----------
APPAREL, TEXTILES (0.3%)
Carli Gry International A/S  .....     20,000       1,123,776
King Co. .........................     62,000          59,398
Liz Claiborne, Inc. ..............     70,000       2,926,875
PT Great River International  ....  1,709,000         139,827
Teijin Ltd. ......................     18,000          37,663
                                                  -----------
                                                    4,287,539
                                                  -----------
AUTO RELATED (0.6%)
Asahi Glass Co. Ltd. .............     29,000         137,804
Bridgestone Corp. ................     22,000         477,179
Bridgestone Metalpha Corp.  ......     11,000          40,889
Denso Corp. ......................     30,000         540,333
LucasVarity PLC ..................     15,000          52,997
Michelin (CGDE), (Class B)  ......      8,000         402,758
Minebea Co. Ltd. .................     78,000         836,942
NGK Spark Plug Co. ...............     48,000         272,236
Republic Industries, Inc.*  ......    261,900       6,105,544
Toyoda Gosei .....................     32,000     $   115,762
                                                  -----------
                                                    8,982,444
                                                  -----------
AUTOS & TRUCKS (0.5%)
Daimler-Benz AG ..................     23,950       1,690,792
Fiat Spa .........................     74,250         215,950
Harley-Davidson, Inc. ............    249,000       6,816,375
Honda Motor Co. Ltd. .............      3,000         110,136
Isuzu Motors Ltd. ................     15,000          23,338
Perusahaan Otomobil Nasional  ....      9,000           8,793
Peugeot SA .......................        700          88,278
                                                  -----------
                                                    8,953,662
                                                  -----------
FOOD SERVICES, LODGING (1.5%)
AAPC Ltd. ........................    400,000         164,165
Accor SA .........................      9,000       1,673,341
Compass Group PLC ................    220,000       2,707,837
Fujita Kanko, Inc. ...............      3,000          32,190
Host Marriott Corp.* .............    250,300       4,912,137
ITT Corp.* .......................    185,100      15,340,162
QPQ Corp.--Warrants* .............     16,400              64
Restaurant Brands NZ Ltd.*+  .....    300,000         296,131
Sanyo Pax Co. Ltd. ...............     33,000         285,802
Takihyo Co. Ltd. .................     24,000         104,848
                                                  -----------
                                                   25,516,677
                                                  -----------
HOUSEHOLD FURNITURE,
 APPLIANCES (1.0%)
Elamex S.A. de C.V.* .............     73,400         550,500
Electrolux B .....................      1,100          76,336
Industrie Natuzzi Spa (ADR)  .....     30,000         618,750
Philips Electronics ..............      2,680         160,722
Sanyo Electric Co. Ltd. ..........     56,000         145,928
Sony Corp. .......................     12,000       1,066,871
Sunbeam Corp. ....................    320,600      13,505,275
Tostem Corp. .....................      2,000          21,460
Toto Ltd. ........................      5,000          31,960
                                                  -----------
                                                   16,177,802
                                                  -----------
LEISURE RELATED (1.9%)
Aristocrat Leisure Ltd. ..........     37,500          74,509
Capcom Co. Ltd. ..................      3,900          40,054
Carnival Corp. (Class A) .........    122,200       6,766,825
Cendant Corp.* ...................    251,000       8,628,125
Cinar Films, Inc. (Class B)*  ....     14,000         544,250
Cyrk, Inc.* ......................    296,100       2,868,469
Disney (Walt) Co. ................     66,507       6,588,350
EMI Group PLC ....................     30,001         250,445
Granada Group PLC ................     25,587         391,039
Hoyts Cinemas Group+ .............    500,000         879,456
Imagineer Co. Ltd. ...............     14,000         109,446
KTM Motorradholding AG* ..........     10,000         505,086
Mars Engineering Corp. ...........      4,100          22,625
NAMCO Ltd. .......................      6,400         185,905
Nelvana Limited*+ ................     18,000         346,287
Nintendo Co. Ltd. ................      5,000         490,515
Nippon Broadcasting System  ......     24,000         949,147
Rank Group PLC ...................     32,498         181,040
Resorts World BHD ................     24,000          40,417
S.M.H. Porteur AG ................        100          55,187
Sega Enterprises Ltd. ............      2,000          36,176

                                       65

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
Tag Heuer International SA (ADR)*     50,200     $    414,150
Toei Co. Ltd. ....................    32,000          116,497
Toho Co. .........................       400           42,614
Tokyo Dome Corp. .................     3,000           19,958
Tourism Holdings Ltd. ............    70,000           47,962
@Entertainment, Inc.* ............   138,300        1,538,587
                                                 ------------
                                                   32,133,121
                                                 ------------
PHOTO & OPTICAL (0.1%)
Fuji Photo Film Co. ..............    16,000          613,144
Noritsu Koki Co. Ltd. ............    43,400        1,071,071
                                                 ------------
                                                    1,684,215
                                                 ------------
RETAIL--GENERAL (2.9%)
Aldeasa SA* ......................    30,823          653,484
Boots Co. PLC ....................    35,540          511,903
British Airport Authority PLC  ...    40,000          327,346
Carrefour ........................     1,225          639,113
Centros Comerciales Pryca SA  ....     4,000           59,600
Daiei, Inc. ......................    14,000           57,942
Dayton Hudson Corp. ..............   169,700       11,454,750
Dixons Group PLC .................   160,000        1,606,494
Doshisha Co. .....................     7,000           34,336
Eiden Sakakiya Co. Ltd. ..........    25,000           92,930
Fingerhut Companies, Inc. ........   145,000        3,099,375
Great Universal Stores PLC........    39,213          494,246
Harvey Nicholos PLC ..............    30,600           95,542
Hennes & Mauritz AB
 (B Shares) ......................     2,500          110,203
Homac Corp. ......................    11,000           55,559
Home Depot, Inc. .................   185,900       10,944,862
Home Wide Corp....................    16,000           53,344
Isetan Co. .......................    79,000          329,987
Japan Airport Terminal Co. Ltd.  .    67,000          421,077
Karstadt AG ......................       150           51,864
Kohls Corp.* .....................   102,700        6,996,437
Kokuyo Co. Ltd. ..................    12,000          206,936
Koninklijke Ahold N.V. ...........     5,367          140,021
Limited, Inc. ....................   212,500        5,418,750
Marks & Spencer PLC...............    90,055          886,447
Marui Co. Ltd. ...................     7,000          108,910
Metro AG .........................     2,280           80,860
Paris Miki, Inc. .................    37,200          399,157
Pinault Printemps ................       600          320,113
S.T. Dupont*+ ....................    29,100          381,005
Sainsbury (J) PLC ................    26,514          221,774
Sato Corp. .......................    47,440          807,180
Smith (W.H.) Group PLC ...........    70,000          447,472
Sriwani Holdings BHD .............   278,000           73,619
Swank International Manufacturing
 Co.* ............................   300,000           32,520
Thistle Hotels PLC+ ..............   131,600          342,943
Warehouse Group Ltd. .............   140,000          373,938
Xebio Co. Ltd. ...................     5,800           46,231
                                                 ------------
                                                   48,378,270
                                                 ------------
 TOTAL CONSUMER CYCLICALS (9.0%)                  149,249,665
                                                 ------------
CONSUMER NONCYCLICALS
BEVERAGES (1.1%)
Asahi Breweries Ltd. .............     8,000          116,497
Bass PLC .........................    22,100          343,014
Cadbury Schweppes PLC ............    18,792     $    189,455
Carlsberg 'A' ....................       900           48,648
Coca-Cola Co. ....................   189,500       12,625,438
Coca-Cola Amatil Ltd. ............     2,000           14,939
Diageo PLC .......................   190,000        1,746,915
Heineken N.V. ....................       801          139,449
Kirin Brewery Co. ................    16,000          116,497
Louis Dreyfus Citrus .............    42,440        1,297,493
Panamerican Beverages, Inc.  .....    18,000          587,250
Quilmes Industrial Quins (ADR) ...    22,000          301,125
                                                 ------------
                                                   17,526,720
                                                 ------------
CONTAINERS (0.9%)
Owens-Illinois, Inc.* ............    70,000        2,655,625
Sealed Air Corp.* ................   206,300       12,739,025
Toyo Seikan Kaisha ...............     3,000           42,767
                                                 ------------
                                                   15,437,417
                                                 ------------
DRUGS (3.5%)
Astra AB (A Shares) ..............    25,000          432,940
Centocor, Inc.* ..................   260,602        8,665,017
Daiichi Pharmaceutical Co.  ......     5,000           56,333
Eisai Co. Ltd. ...................     5,000           76,260
Geltex Pharmaceuticals, Inc.*  ...    22,700          601,550
Glaxo Wellcome PLC ...............    66,706        1,578,503
Hafslund ASA (B Shares) ..........    11,700           55,761
Merck & Co., Inc. ................    94,700       10,061,875
Novartis AG ......................     2,151        3,490,496
Novo-Nordisk A/S (B Shares)  .....     6,000          858,156
Orion-Yhtyma Oy (B Shares)  ......    71,000        1,875,636
Pfizer, Inc. .....................   175,100       13,055,894
Roche Holding AG Genusscheine  ...       150        1,489,730
Rohto Pharmaceutical Co. Ltd.  ...     2,000           12,876
Sankyo Co. Ltd. ..................    48,000        1,085,265
Santen Pharmaceutical Co. Ltd.  ..   110,000        1,264,610
Schering AG ......................     1,250          120,556
Schering Plough Corp. ............   110,000        6,833,750
Smithkline Beecham PLC ...........   317,338        3,248,839
Taisho Pharmaceutical Co. ........    22,000          561,487
Yamanouchi Pharmaceutical Co.
 Ltd. ............................    86,000        1,845,564
Zeneca Group PLC .................    30,000        1,053,522
                                                 ------------
                                                   58,324,620
                                                 ------------
FOODS (1.4%)
Ajinomoto Co., Inc. ..............     9,000           87,603
Campbell Soup Co. ................   154,755        8,995,134
Fyffes PLC ....................... 1,100,000        1,643,333
Groupe Danone ....................     2,100          375,093
Karlshamns AB*+ ..................    66,000        1,030,743
Nestle SA ........................       930        1,393,886
Nippon Meat Packers, Inc. ........     4,000           54,570
Nissin Food Products Co. .........     3,000           54,493
Nutricia Verenigde Bedrijven
 N.V.+ ...........................    19,000          576,283
Oie Sangyo Co. Ltd. ..............     6,000           24,832
PT Sekar Bumi ....................   238,000            7,573
Rite Aid Corp. ...................    72,500        4,254,844
Shiram Industrial Enterprises
 Ltd. (ADR)*+ ....................    24,000           48,000
Tingyi Holdings Corp. ............   480,000           62,563
Tyson Foods, Inc. ................   237,000        4,858,500

                                       66

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
Yamakazi Baking Co. ..............     4,000     $     38,935
                                                 ------------
                                                   23,506,385
                                                 ------------
HOSPITAL SUPPLIES & SERVICES (1.3%)
Cochlear Ltd. ....................     8,000           26,058
Columbia/HCA Healthcare Corp. ....   160,000        4,740,000
Medtronic, Inc. ..................   214,068       11,198,432
NIC Corp. ........................     4,000           21,767
Scandinavian Mobility
 International A/S ...............     8,000           73,556
United Healthcare Corp. ..........   100,000        4,968,750
                                                 ------------
                                                   21,028,563
                                                 ------------
RETAIL--FOOD (0.2%)
Daimon Co. Ltd. ..................    10,000           19,927
Familymart Co. ...................    23,200          832,159
Ito Yokado Co. Ltd. ..............    14,000          713,547
Jusco Co. ........................     9,000          126,921
McBride PLC ......................    60,000          174,519
Santa Isabel S.A. (ADR) ..........    12,000          210,000
Seven-Eleven Japan Co. Ltd.  .....    18,600        1,317,218
Tesco PLC ........................    71,199          579,158
                                                 ------------
                                                    3,973,449
                                                 ------------
SOAPS & TOILETRIES (1.6%)
Avon Products, Inc. ..............   141,600        8,690,700
BIC ..............................     1,200           87,590
Gillette Corp. ...................   151,970       15,263,487
L'Oreal ..........................     2,455          960,625
Unilever PLC......................   102,420          876,881
Unilever N.V. CVA ................    15,160          934,579
                                                 ------------
                                                   26,813,862
                                                 ------------
TOBACCO (1.5%)
Imperial Tobacco Group PLC  ......   127,000          799,320
Japan Tobacco, Inc. ..............        46          326,469
Philip Morris Cos., Inc. .........   509,200       23,073,125
RJ Reynolds BHD ..................    80,000          130,608
Rothmans of Pall Mall BHD ........     6,000           46,664
Swedish Match AB .................   360,000        1,201,526
                                                 ------------
                                                   25,577,712
                                                 ------------
 TOTAL CONSUMER NONCYCLICALS (11.5%)              192,188,728
                                                 ------------
CREDIT SENSITIVE
BANKS (2.6%)
ABN Amro Holding N.V. ............    26,124          508,913
Akita Bank .......................    29,000          113,355
Asahi Bank Ltd. ..................    49,000          199,042
Banca Commerciale Italiana  ......    35,000          121,679
Banco Bilbao Vizcaya SA ..........    19,392          627,519
Banco Latinoamericano de
 Exportaciones S.A. (E Shares) ...    15,000          620,625
Banco Santander SA ...............    13,221          441,712
Bank Austria AG ..................       920           46,614
Bank of Tokyo-Mitsubishi Bank
 Ltd. ............................    88,000        1,214,026
Banque Nationale de Paris ........     4,450          236,530
Barclays PLC .....................    30,000          797,660
Chase Manhattan Corp. ............   109,600       12,001,200
Cie Financiere de Paribas A  .....     2,750          238,972
Citicorp .........................    82,700       10,456,381
Credit Suisse Group ..............     6,700        1,036,768
Dai-Ichi Kangyo Bank .............   110,000     $    649,167
Deutsche Bank AG .................    13,300          930,065
Dresdner Bank AG .................     2,900          131,866
Forenings Sparbanken AB
 (A Shares) ......................    12,000          272,799
Fuji Bank Ltd. ...................    63,000          254,945
Grupo Financiero Banorte
 (Class B)* ......................    22,500           39,082
Hang Seng Bank ...................    58,000          559,492
HSBC Holdings PLC ................    20,000          492,967
HSBC Holdings PLC (H.K.$) ........    37,374          922,481
Instituto Mobiliare Italiano  ....    10,000          118,711
Lloyds TSB Group PLC .............   167,866        2,170,978
Malayan Banking BHD ..............    29,000           84,252
Mediobanca Spa ...................    10,000           78,519
Mitsubishi Trust & Banking Corp.      42,000          421,690
National Australia Bank Ltd.  ....    55,400          773,414
Sakura Bank Ltd. .................    82,000          234,420
Shizuoka Bank Ltd. ...............    31,000          332,631
Skandinaviska Enskilda Banken
 (Series A) ......................   103,120        1,305,251
Societe Generale .................     2,400          326,992
Sumitomo Bank Ltd. ...............   114,000        1,301,859
Suncorp-Metway Ltd.* .............   371,652          932,132
Svenska Handelbanken
 (Series A) ......................     3,100          107,174
Toho Bank ........................    50,000          199,272
Union Bank of Switzerland ........       850        1,229,168
United Overseas Bank Ltd. ........    10,000           55,605
                                                 ------------
                                                   42,585,928
                                                 ------------
FINANCIAL SERVICES (5.1%)
Abbey National PLC ...............    14,314          256,628
Aiful Corp.* .....................     8,900          603,679
Amvescap PLC .....................    90,000          773,503
Associates First Capital Corp.  ..    61,600        4,381,300
Beneficial Corp. .................    90,200        7,497,875
CMAC Investment Corp. ............   100,000        6,037,500
CMIC Finance & Securities Public
 Co. Ltd. ........................   200,000                0
Credit Saison Co. ................    81,700        2,016,279
Daiwa Securities Co. Ltd. ........    19,000           65,530
Fleet Financial Group, Inc.  .....    87,500        6,557,031
Green Tree Financial Corp.  ......   191,800        5,022,762
Groupe Bruxelles Lambert SA  .....       450           65,099
Hong Leong Finance Ltd. ..........    40,000           43,057
JCG Holdings Ltd. ................    60,000           25,745
MBNA Corp. .......................   524,175       14,316,530
Merrill Lynch & Co., Inc. ........   108,900        7,942,894
Morgan Stanley, Dean Witter,
 Discover & Co. ..................   389,100       23,005,538
Newcourt Credit Group, Inc.*  ....    57,200        1,909,050
Nichiei Co. Ltd. .................     4,600          490,056
Nomura Securities Co. ............    61,000          813,489
PMI Group, Inc. ..................    15,900        1,149,769
Sanyo Shinpan Finance Co. Ltd.  ..     8,000          353,784
Schroders PLC ....................     3,875          121,816
Takefuji Corp. ...................    32,160        1,476,439
                                                 ------------
                                                   84,925,353
                                                 ------------

                                       67

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
INSURANCE (4.0%)
Aegon N.V. .......................    12,000      $ 1,068,232
Allianz AG .......................     9,000        2,321,354
Assicurazioni Generali ...........    21,800          535,449
ASR Verzekeringsgroep N.V.  ......    22,900        1,245,713
Commercial Union PLC .............    10,726          149,645
Corporacion Mapfre Cia Inter SA ..    44,000        1,166,787
Fortis AG ........................       740          154,387
Fortis Amev N.V. .................    17,000          741,154
General Accident PLC .............     8,971          155,529
GIO Australia Holdings Ltd.  .....   200,000          511,127
ING Groep N.V. ...................    30,000        1,263,532
Istituto Naz Delle Assicurazioni      60,000          121,594
Koa Fire & Marine ................    12,000           45,066
Legal & General Group PLC ........    23,090          201,862
Life Re Corp. ....................   240,000       15,645,000
MGIC Investment Corp. ............    97,300        6,470,450
Mitsui Marine & Fire Insurance
 Co. .............................    13,000           66,358
Norwich Union PLC* ...............    90,000          576,800
Pacific & Orient BHD .............   150,000           68,646
PennCorp Financial Group, Inc.  ..   144,600        5,160,412
Providian Financial Corp. ........   128,500        5,806,594
Prudential Corp. PLC..............    62,486          753,697
Royal & Sun Alliance Insurance
 Group PLC .......................    49,613          499,774
Schweizerische
 Ruckversicherungs-Gesellschaft ..       640        1,197,179
Skandia Forsakrings AB ...........     2,500          117,917
Tokio Marine & Fire Insurance Co.     34,000          385,668
Travelers Group, Inc. ............   346,401       18,662,354
Willis Corroon Group PLC (ADR)  ..   131,800        1,622,787
                                                  -----------
                                                   66,715,067
                                                  -----------
REAL ESTATE (1.3%)
Boston Properties, Inc. ..........   171,200        5,660,300
British Land Co. PLC..............     8,416           94,183
Castellum AB* ....................   119,000        1,184,020
Cheung Kong Holdings .............    59,000          386,405
City Developments Ltd. ...........    50,000          231,936
Daibiru Corp. ....................    17,000          124,430
DBS Land .........................    17,000           26,084
Diligentia AB* ...................       800           10,680
Glenborough Realty Trust, Inc.  ..   165,000        4,888,125
Land Securities PLC ..............     9,978          159,050
Lend Lease Corp. Ltd. ............     4,100           80,128
MEPC PLC .........................     8,200           68,453
Mitsubishi Estate Co. ............    14,000          152,366
Mitsui Fudosan ...................    20,000          193,140
Nackebro Fastighets AB ...........       310            4,509
New World Development Co. ........    48,000          166,009
Sap Holdings BHD .................    40,000           14,912
Singapore Land Ltd. ..............    80,000          176,033
Sino Land Co. ....................   740,000          446,445
Spieker Properties, Inc. .........    81,800        3,507,175
Sumitomo Realty & Development Co.
 Ltd. ............................   137,000          787,507
Sun Hung Kai Properties ..........    48,000          334,495
Vornado Realty Trust .............    54,900        2,576,869
Wharf Holdings ...................    17,000      $    37,295
                                                  -----------
                                                   21,310,549
                                                  -----------
UTILITY--ELECTRIC (1.3%)
AES Corp.* .......................   123,200        5,744,200
British Energy PLC ...............   400,000        2,780,471
China Light & Power Co. Ltd.  ....    36,000          199,768
Cia Paranaense de Energia-Copel
 (ADR) ...........................   124,000        1,697,250
Edison Spa .......................    15,000           90,729
Electrabel SA.....................     1,290          298,380
Electricidade de Portugal SA*  ...    50,800          961,902
Endesa SA ........................    34,256          608,221
Energis PLC* .....................   415,000        1,739,027
Energy Group PLC .................    13,333          147,236
Enersis S.A. (ADR) ...............     6,000          174,000
Gas Y Electridad SA (Series 2)  ..     5,000          361,011
Hibroelectrica del Cantabrico  ...    12,000          526,157
Iberdrola SA .....................    90,000        1,184,444
Kansai Electric Power Co., Inc.  .    22,400          379,414
National Grid Group PLC ..........   180,000          854,846
National Power PLC ...............   120,560        1,188,701
Powergen PLC (ADR) ...............     1,250           66,406
RWE AG ...........................     8,600          461,325
Tenaga Nasional BHD ..............    85,000          181,386
Tohoku Electric Power Co., Inc.  .    11,500          174,516
Tokyo Electric Power Co. .........    28,000          510,749

Tractebel Investment
 International Capital ...........     1,100           95,895
Tractebel Investment
 International Capital--Warrants*        220                0
Veba AG ..........................    15,000        1,021,429
Viag AG ..........................       500          273,771
                                                  -----------
                                                   21,721,234
                                                  -----------
UTILITY--GAS (0.0%)
Centrica PLC* ....................   100,557          147,895
Thames Water .....................     7,439          110,816
                                                  -----------
                                                      258,711
                                                  -----------
UTILITY--TELEPHONE (1.2%)
British Telecommunications PLC ...   181,984        1,430,979
Cable & Wireless PLC .............    53,873          473,634
Empresas Telex-Chile S.A. (ADR)  .    14,100           55,519
Hellenic Telecommunication
 Organization SA .................    18,272          374,368
Hellenic Telecommunication
 Organization SA--Rights* ........    17,000                0
Koninklijke Nedlloyd Groep N.V.+      10,000          417,232
Portugal Telecom SA ..............     5,670          263,090
Pt Indosat (ADR) .................     9,100          175,744
Singapore Telecommunications Ltd.     66,000          123,247
Telecom Italia Spa ...............    54,165          345,994
Telefonica de Espana .............    32,829          937,356
Telefonica del Peru S.A. (ADR)  ..    32,000          746,000
Telekom Malaysia BHD .............    67,500          199,576
Telephone & Data Systems, Inc.  ..    62,100        2,891,531
Teleport Communications Group,
 Inc. (Class A)* .................   202,400       11,106,700

                                       68

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
Videsh Sanchar Nigam Ltd. (GDR)*       50,000    $    646,250
                                                 ------------
                                                   20,187,220
                                                 ------------
 TOTAL CREDIT SENSITIVE (15.5%) ..                257,704,062
                                                 ------------
ENERGY
COAL & GAS PIPELINES (0.1%)
BG PLC ...........................    125,808         566,471
BG PLC 'B'* ......................    142,583          67,949
OMV AG ...........................      6,000         831,255
                                                 ------------
                                                    1,465,675
                                                 ------------
OIL--DOMESTIC (2.3%)
Apache Corp. .....................    199,100       6,980,944
Louis Dreyfus Natural Gas Corp.*      164,700       3,077,831
Murphy Oil Corp. .................     90,000       4,876,875
Tom Brown, Inc.* .................     50,000         962,500
Union Pacific Resources Group,
 Inc. ............................    346,700       8,407,475
USX-Marathon Group ...............    391,200      13,203,000
                                                 ------------
                                                   37,508,625
                                                 ------------
OIL--INTERNATIONAL (1.5%)
AO Tatneft (ADR) .................     37,000       5,272,500
British Petroleum Co. PLC ........    149,481       1,965,142
Cosmo Oil Co. Ltd. ...............     11,000          16,693
Elf Aquitaine ....................     15,200       1,767,882
Gulf Canada Resources Ltd.*  .....  1,352,400       9,466,800
Gulf Indonesia Resources Ltd.*  ..     52,500       1,155,000
Mitsubishi Oil Co. ...............      8,000          11,834
Nippon Oil Co. Ltd. ..............     22,000          56,823
Norsk Hydro ASA ..................      2,100         102,216
Oil Search Ltd. ..................    300,000         542,136
Petrofina SA .....................        290         107,035
Petroleo Brasileiro S.A. (ADR)  ..     45,000       1,052,397
Repsol SA ........................     12,748         543,892
Royal Dutch Petroleum Co. ........     50,788       2,787,811
Total SA-B .......................        900          97,948
                                                 ------------
                                                   24,946,109
                                                 ------------
OIL--SUPPLIES & CONSTRUCTION (4.8%)
Baker Hughes, Inc. ...............    204,250       8,910,406
BJ Services Co.* .................     59,000       4,244,312
Bouygues Offshore SA (ADR)  ......     45,900         998,325
Canadian Fracmaster Ltd. .........    117,800       1,730,596
Canadian Fracmaster Ltd.
 Installment Receipts*+ ..........    347,500       2,917,206
Coflexip (ADR) ...................     11,000         610,500
Diamond Offshore Drilling, Inc.  .     60,000       2,887,500
Dresser Industries, Inc. .........    294,000      12,329,625
Halliburton Co. ..................    250,800      13,025,925
Nabors Industries, Inc.* .........    475,000      14,932,813
Noble Drilling Corp.* ............    499,200      15,288,000
Parker Drilling Corp.* ...........    185,500       2,260,781
                                                 ------------
                                                   80,135,989
                                                 ------------
RAILROADS (0.0%)
East Japan Railway Co. ...........         55         248,285
Odakyu Electric Railway Co.  .....      4,000          17,291
Tobu Railway Co. Ltd. ............     14,000    $     43,778
Tokyu Corp. ......................     17,000          65,668
                                                 ------------
                                                      375,022
                                                 ------------
 TOTAL ENERGY (8.7%) .............                144,431,420
                                                 ------------
TECHNOLOGY
ELECTRONICS (2.7%)
Altera Corp.* ....................    108,100       3,580,812
Applied Materials, Inc.*+ ........    164,800       4,964,600
Austria Mikro Systeme
 International+ ..................      1,430          72,454
Cisco Systems, Inc.* .............    362,550      20,212,163
Electrocomponents PLC ............      8,375          62,345
Enplas Corp. .....................     21,000         283,273
Fujimi, Inc. .....................     10,200         433,876
Hitachi Ltd. .....................     94,000         670,013
Hoya Corp. .......................     30,000         942,709
Kyocera Corp. ....................      1,000          45,373
Micronics Japan Co. Ltd. .........     10,000         172,447
National Semiconductor Corp.*  ...    195,300       5,065,594
Nikon Corp. ......................     52,000         514,121
Rohm Co. Ltd. ....................     10,000       1,019,352
Sankyo Engineering Co. ...........      4,000          12,263
Sterling Commerce, Inc.* .........     75,000       2,882,812
TDK Corp. ........................     22,000       1,659,168
Teradyne, Inc.* ..................     55,000       1,760,000
Tokyo Electron ...................      2,300          73,685
TOWA Corp. .......................      5,700         118,391
Yokogawa Electric Corp. ..........    121,000         747,469
                                                 ------------
                                                   45,292,920
                                                 ------------
OFFICE EQUIPMENT (2.3%)
Canon, Inc. ......................     16,000         372,792
Ceridian Corp.* ..................    250,400      11,471,450
Compaq Computer Corp. ............    189,475      10,693,495
Dell Computer Corp.* .............    116,000       9,744,000
Fujitsu General Co. ..............     28,000         300,440
Oce-Van De Grinten N.V. ..........        460          50,137
Policy Management Systems Corp.*       86,300       6,003,244
Ricoh Elemex Corp. ...............     11,000          80,092
                                                 ------------
                                                   38,715,650
                                                 ------------
OFFICE EQUIPMENT SERVICES (0.6%)
Accugraph Corp. (Class A)*  ......     15,000           8,920
Data Communication System Co. ....     25,000         329,565
First Data Corp. .................    136,030       3,978,877
Fuji Soft ABC, Inc. ..............     21,400         733,152
INES Corp. .......................     22,000         170,301
Misys (Jersey) Ltd.*..............      7,142         215,951
Misys PLC ........................     25,000         755,920
Nippon System Development ........     14,000         287,565
Oracle Corp.* ....................    113,562       2,533,863
SAP AG ...........................      2,000         606,465
                                                 ------------
                                                    9,620,579
                                                 ------------
TELECOMMUNICATIONS (4.3%)
ADC Telecommunications, Inc.* ....    210,200       8,775,850
Corecomm, Inc.* ..................      3,600          36,450
DDI Corp. ........................        145         383,407
DSC Communications Corp.* ........    127,500       3,060,000
E.R.G. Limited ...................    792,578         666,058

                                       69

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
Ericsson LM (B Shares) ...........    24,700    $      928,595
Filtronic Comtek PLC .............   300,000         2,181,487
Hong Kong Telecommunications .....    88,800           182,780
ICG Communications, Inc.* ........     1,691            46,080
Intermedia Communications, Inc.*         289            17,587
Lucent Technologies, Inc. ........   116,000         9,265,500
Mannesmann AG ....................       350           175,686
MCI Communications Corp. .........   182,500         7,813,281
NetCom Systems AB (B Shares)*+  ..    31,650           679,646
Nextel Communications, Inc.
 (Class A)* ......................   148,600         3,863,600
SK Telecom Co. Ltd. (ADR)*  ......   131,552           855,085
Spectrum Network Systems Ltd.*+  .   440,000            94,590
Tadiran Telecommunications Ltd. ..    30,000           416,250
Tellabs, Inc.* ...................   127,000         6,715,125
Tele-Communications TCI Ventures
 Group (Class A)*.................   210,000         5,945,625
Videsh Sanchar Nigam Ltd. (GDR)*+      1,000            13,930
Vodafone Group PLC ...............   200,000         1,442,821
WorldCom, Inc.* ..................   564,430        17,074,008
                                               ---------------
                                                    70,633,441
                                               ---------------
 TOTAL TECHNOLOGY (9.9%) .........                 164,262,590
                                               ---------------
DIVERSIFIED
MISCELLANEOUS (1.5%)
BTR PLC ..........................    90,000           272,131
Cie Generale de Eaux .............    10,850         1,514,331
Crean (James) PLC--Units .........    40,000            81,384
Damskibs AS (Class B) ............         5           230,593
GKN PLC ..........................     5,325           109,120
Hanson PLC .......................    16,666            74,391
Hutchison Whampoa ................   123,000           771,428
Indonesia Fund, Inc.* ............     2,200            10,175
Industrias CH S.A.
 (B Shares)* .....................    80,000           476,427
International UNP Holdings*  .....   143,000            12,005
International UNP
 Holdings--Warrants* .............   125,000                 0
Lagardere S.C.A. .................     2,100            69,436
Mitsubishi Corp. .................    16,000           126,308
Mitsui & Co. .....................    39,000           230,757
Montedison Spa ...................    74,000            66,470
Pilkington PLC ...................    17,397            36,450
Sime Darby BHD ...................   180,000           173,081
Smiths Industries ................     5,559            77,466
Sophus Berendsen A/S 'B' .........       385            63,493
Suez Lyonnaise des Eaux ..........     1,000           110,659
Sumitomo Corp. ...................    22,000           123,089
Swire Pacific Ltd. (Class A)  ....    50,000           274,229
Tomkins PLC ......................    70,000           334,741
Tyco International Ltd. ..........   337,962        15,229,413
Williams Holdings PLC ............    10,569            58,705
U.S. Industries, Inc. ............   134,550    $    4,053,319
                                               ---------------
 TOTAL DIVERSIFIED (1.5%) ........                  24,579,601
                                               ---------------
TOTAL COMMON STOCKS AND OTHER
 INVESTMENTS (66.5%)
 (Cost $947,340,600) .............               1,107,614,035
                                               ---------------
PREFERRED STOCKS:
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.1%)
Republic Industries, Inc.
 6.5% Exch. Conv..................    36,700           862,450
                                               ---------------
PRINTING, PUBLISHING &
 BROADCASTING (0.0%)
ProSieben Media AG* ..............     9,000           412,741
                                               ---------------
TRUCKING, SHIPPING (0.0%)
CNF Trust I
 5.0% Conv. Series A .............    15,000           855,000
                                               ---------------
 TOTAL BUSINESS SERVICES (0.1%) ..                   2,130,191
                                               ---------------
CAPITAL GOODS (0.1%)
AEROSPACE
Loral Space & Communications:
 6.0% Conv. ......................    15,700           959,663
 6.0% Conv. ......................    12,600           774,900
                                               ---------------
                                                     1,734,563
                                               ---------------

CONSUMER CYCLICALS
AIRLINES (0.1%)
Continental Airlines Finance
 Trust 8.5% Conv. ................    14,300         1,471,112
                                               ---------------
LEISURE RELATED (0.0%)
Village Roadshow Ltd. ............    10,000            20,560
                                               ---------------
RETAIL--GENERAL (0.0%)
Fielmann AG ......................     3,000            65,038
                                               ---------------
 TOTAL CONSUMER CYCLICALS (0.1%)                     1,556,710
                                               ---------------
CREDIT SENSITIVE (0.1%)
UTILITY--ELECTRIC
AES Trust I
 5.375% Conv. Series A ...........    18,100         1,298,675
                                               ---------------
ENERGY (0.1%)
OIL--DOMESTIC
Devon Financing Trust
 $3.25 Conv. .....................     9,200           673,900
                                               ---------------
TECHNOLOGY
TELECOMMUNICATIONS (0.5%)
Intermedia Communications, Inc.:
 7.0% Conv. Series D .............    17,700           725,700
 7.0% Conv.+ .....................    23,000           943,000
Mobile Telecommunications
 $2.25 Conv. .....................    22,100           740,350
Nextel Strypes Trust
 7.25% Conv. .....................    40,700           966,625
Nokia Oyj (A Shares) .............    19,092         1,355,471
QualComm Financial Trust:
 5.75% Conv.+ ....................    29,400         1,376,288
 5.75% Conv. .....................     4,900           229,381

                                       70

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

==============================================================
                                      NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
WorldCom, Inc.
 8.0% Conv. ......................      23,000    $ 2,415,000
                                                  -----------
 TOTAL TECHNOLOGY (0.5%) .........                  8,751,815
                                                  -----------
TOTAL PREFERRED STOCKS (1.0%)
 (Cost $13,527,581) ..............                 16,145,854
                                                  -----------

                                     PRINCIPAL
                                       AMOUNT
                                    -----------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PROFESSIONAL SERVICES (0.1%)
Career Horizons, Inc.
 7.0% Conv., 11/01/02 ............  $  605,000      1,258,400
Personnel Group of America:
 5.75% Conv., 07/01/04 ...........      65,000         73,775
 5.75% Conv., 07/01/04+ ..........     295,000        334,825
                                                  -----------
 TOTAL BUSINESS SERVICES (0.1%) ..                  1,667,000
                                                  -----------
CAPITAL GOODS
AEROSPACE (0.0%)
Orbital Sciences Corp.
 5.0% Conv., 10/01/02+ ...........     470,000        600,425
                                                  -----------
BUILDING & CONSTRUCTION (0.0%)
Halter Marine Group, Inc.
 4.5% Conv., 09/15/04+ ...........     540,000        606,825
                                                  -----------
MACHINERY (0.1%)
DII Group, Inc.
 6.0% Conv., 10/15/02+ ...........     800,000      1,223,000
                                                  -----------
 TOTAL CAPITAL GOODS (0.1%)  .....                  2,430,250
                                                  -----------
CONSUMER CYCLICALS
FOOD SERVICES, LODGING (0.1%)
Cendant Corp.
 4.75% Conv., 03/01/03 ...........   1,620,000      2,178,900
                                                  -----------
RETAIL--GENERAL (0.1%)
U.S. Office Products Co.
 5.5% Conv., 02/01/01 ............   1,160,000      1,378,950
                                                  -----------
 TOTAL CONSUMER CYCLICALS (0.2%)                    3,557,850
                                                  -----------
CONSUMER NONCYCLICALS
DRUGS (0.2%)
MedImmune, Inc.:
 7.0% Conv. Sub., 07/01/03+  .....     400,000        909,500
 7.0% Conv., 07/01/03 ............     535,000      1,216,456
Quintiles Transnational Corp.:
 4.25% Conv., 05/31/00+ ..........     460,000        516,925
 4.25% Conv., 05/31/00 ...........     300,000        337,125
                                                  -----------
                                                    2,980,006
                                                  -----------
HOSPITAL SUPPLIES & SERVICES (0.1%)
FPA Medical Management, Inc.:
 6.5% Conv., 12/15/01+............     630,000        642,600
 6.5% Conv., 12/15/01 ............     435,000        443,700
RES-Care, Inc.
 6.0% Conv., 12/01/04 ............     820,000        934,800
                                                  -----------
                                                    2,021,100
                                                  -----------
MEDIA & CABLE (0.6%)
Time Warner, Inc.
 9.125%, 01/15/13 ................   9,100,000     10,836,007
                                                  -----------
 TOTAL CONSUMER NONCYCLICALS (0.9%)                15,837,113
                                                  -----------

=============================================================
                                   PRINCIPAL        VALUE
                                     AMOUNT        (NOTE 1)
-------------------------------------------------------------
CREDIT SENSITIVE
BANKS (1.6%)
Deutsche Bank
 6.7%, 12/13/06 ................  $ 8,000,000    $ 8,110,160
Dime Capital Trust I
 9.33%, 05/06/27 ...............    7,600,000      8,596,816
Grupo Financiero Banorte
 Zero Coupon, 12/05/02..........          208          2,581
St. George Bank Ltd.
 7.15%, 10/15/05+ ..............    9,525,000      9,812,845
                                                 -----------
                                                  26,522,402
                                                 -----------
FINANCIAL SERVICES (1.1%)
Corp Andina de Fomento
 7.25%, 03/01/07 ...............   10,700,000     10,845,734
RAC Financial Group, Inc.:
 7.25% Conv. Sub., 08/15/03+  ..      505,000      1,217,050
 7.25% Conv., 08/15/03 .........      110,000        265,100
World Financial Property
 6.95%, 09/01/13+ ..............    5,250,000      5,386,028
                                                 -----------
                                                  17,713,912
                                                 -----------
INSURANCE (0.1%)
Penn Treaty American Corp.:
 6.25% Conv., 12/01/03+ ........      735,000        947,231
 6.25% Conv., 12/01/03 .........      170,000        219,088
                                                 -----------
                                                   1,166,319
                                                 -----------
MORTGAGE RELATED (2.9%)
Federal Home Loan Mortgage
 Corp.:
 7.0%, 09/01/11 ................    9,079,051      9,218,079
 7.0%, 01/01/12 ................    4,375,706      4,442,711
Federal National Mortgage
 Association:
 6.5%, 01/01/11 ................      833,640        834,161
 6.0%, 04/01/11 ................   11,048,388     10,868,852
 6.5%, 08/01/11 ................    8,045,115      8,050,143
 7.0%, 05/01/26 ................    9,539,154      9,604,736
 7.0%, 09/01/27 ................    3,498,078      3,522,127
 7.0%, 08/01/26 ................    2,369,822      2,386,114
                                                 -----------
                                                  48,926,923
                                                 -----------
U.S. GOVERNMENT (12.9%)
U.S. Treasury:
 6.125% Note, 08/31/98 .........    4,375,000      4,390,041
 6.375% Note, 05/15/99 .........   25,925,000     26,159,958
 6.0% Note, 08/15/00 ...........   31,150,000     31,373,906
 6.25% Note, 04/30/01 ..........   26,500,000     26,914,063
 6.5% Note, 08/31/01 ...........   37,400,000     38,323,331
 6.5% Note, 05/31/02 ...........   37,600,000     38,704,500
 6.875% Note, 05/15/06 .........   13,605,000     14,561,608
 6.125% Bond, 11/15/27 .........   33,855,000     34,786,013
                                                 -----------
                                                 215,213,420
                                                 -----------
 TOTAL CREDIT SENSITIVE (18.6%)                  309,542,976
                                                 -----------
ENERGY
COAL & GAS PIPELINES (0.1%)
Nabors Industries, Inc.
 5.0% Conv., 05/15/06 ..........      845,000      1,529,450
                                                 -----------
GAS (0.2%)
Ras Laffan Liquid Natural Gas
 8.294%, 03/15/14+ .............    3,500,000      3,293,521
                                                 -----------

                                       71

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

==============================================================
                                   PRINCIPAL        VALUE
                                     AMOUNT        (NOTE 1)
--------------------------------------------------------------
OIL--SUPPLIES & CONSTRUCTION (0.2%)
Diamond Offshore Drilling, Inc.
 3.75% Conv. Sub. Note,
 02/15/07 ......................  $    860,000  $    1,138,425
Parker Drilling Corp.
 5.5% Conv. Sub. Note,
 08/01/04.......................       760,000         814,625
Seacor Holdings, Inc.:
 5.375% Conv., 11/15/06 ........       605,000         685,162
 5.375% Conv., 11/15/06+  ......        70,000          79,275
                                                --------------
                                                     2,717,487
                                                --------------
 TOTAL ENERGY (0.5%) ...........                     7,540,458
                                                --------------
TECHNOLOGY
ELECTRONICS (1.0%)
Altera Corp.
 5.75% Conv. Sub. Note,
 06/15/02+ .....................     1,165,000       1,598,962
Baan Co.:
 4.5% Conv. Sub. Note,
 12/15/01+ .....................       645,000         988,463
 4.5% Conv. Sub. Note,
  12/15/01......................       180,000         275,850
Cymer, Inc.
 3.5%, 08/06/04+ (a) ...........     1,065,000         805,406
Integrated Process Equipment
 6.25% Conv., 09/15/04+ ........     1,585,000       1,313,569
Level One Communications:
 4.0% Conv., 09/01/04+ .........       910,000         855,400
 4.0% Conv., 09/01/04 ..........       280,000         263,200
Photronics, Inc.
 6.0% Conv., 06/01/04 ..........     1,485,000       1,702,181
Quantum Corp.
 5.0% Conv., 03/01/03+ .........       280,000         508,200
Sanmina Corp.
 5.5% Conv., 08/15/02+ .........     1,010,000       2,447,988
SCI Systems, Inc.
 5.0% Conv., 05/01/06+..........     1,310,000       2,439,875
Solectron Corp.
 6.0% Conv., 03/01/06+ .........       855,000       1,172,419
Wind River Systems, Inc.
 5.0% Conv., 08/01/02+ .........     1,000,000       1,070,000
Xilinx, Inc.
 5.25% Conv., 11/01/02+ ........     1,400,000       1,354,500
                                                --------------
                                                    16,796,013
                                                --------------
TELECOMMUNICATIONS (0.1%)
Comverse Technology, Inc.:
 5.75% Conv. Sub., 10/01/06+  ..     1,295,000       1,395,362
 5.75% Conv., 10/01/06 .........        45,000          48,488
                                                --------------
                                                     1,443,850
                                                --------------
 TOTAL TECHNOLOGY (1.1%)  ......                    18,239,863
                                                --------------
DIVERSIFIED (0.0%)
MISCELLANEOUS
Brierley Investment Ltd.
 9.0% Conv. Sub. Note,
 06/30/98 ......................  $     14,000  $        9,105
                                                --------------
TOTAL LONG-TERM DEBT SECURITIES (21.5%)
 (Amortized Cost $347,094,868) .                   358,824,615
                                                --------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCE (1.2%)
Suntrust Bank
 5.73%, due 01/26/98 ...........    20,000,000      19,920,416
                                                --------------
CERTIFICATES OF DEPOSIT (1.5%)
Deutsche Bank
 5.75%, due 01/20/98 ...........    25,000,000      24,997,471
                                                --------------
COMMERCIAL PAPER (0.9%)
Province of Quebec
 5.68%, due 01/12/98 ...........    15,000,000      14,973,967
                                                --------------
U.S. GOVERNMENT AGENCIES (6.9%)
Federal Home Loan Mortgage
 Corp.
 6.0%, due 01/02/98 ............   114,900,000     114,880,850
                                                --------------
TOTAL SHORT-TERM DEBT SECURITIES (10.5%)
 (Amortized Cost $174,772,704)                     174,772,704
                                                --------------

TOTAL INVESTMENTS (99.5%)
 (Cost/Amortized Cost $1,482,735,753)            1,657,357,208
OTHER ASSETS
 LESS LIABILITIES (0.5%)  ......                     8,761,507
                                                --------------
NET ASSETS (100.0%) ............                $1,666,118,715
                                                ==============


DISTRIBUTION OF INVESTMENTS BY
GLOBAL REGION
As a Percentage of Total
Investments
Canada ...................    0.3%
France ...................    0.8
Germany ..................    0.9
Japan ....................    3.5
Netherlands ..............    0.9
New Zealand & Australia  .    0.5
Scandinavia ..............    1.0
Southeast Asia............    0.4
Spain ....................    0.5
Switzerland ..............    0.6
United Kingdom............    3.1
United States ** .........   86.8
Other European Countries      0.7
                            -----
                            100.0%
                            =====

------------
*     Non-income producing.
**    Includes Short-Term Debt Securities of 10.5%.
+ Security exempt from registration under 144A of the securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1997, these securities amounted to $61,346,584 or 3.7% of net assets.
(a) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 1997.
      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 1997

1. Organization and Significant Accounting Policies

   The Hudson River Trust (the "Trust") (successor to The Hudson River Fund, Inc., a Maryland corporation organized in 1984) was formed as a Massachusetts business trust on July 10, 1987 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust issues shares of beneficial interest currently divided among fourteen Portfolios (the "Portfolios"): Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth and Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Aggressive Stock, Alliance Small Cap Growth, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors. Effective October 2, 1996, the Trust made available a second class of shares, Class IB, for each of the Trust's Portfolios. In connection with the Class IB shares offering, the existing class of shares was redesignated Class IA. The Class IB shares are subject to distribution fees imposed under a distribution plan (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the Distribution Plan.

   Class IA shares are offered to separate accounts of The Equitable Life Assurance Society of the United States ("Equitable"), a wholly-owned subsidiary of The Equitable Companies Incorporated, Equitable Variable Life Insurance Company ("Equitable Variable"), a wholly-owned subsidiary of the Equitable, and to separate accounts of other insurance companies unaffiliated with Equitable and Equitable Variable. Effective January 1, 1997, Equitable Variable was merged into Equitable. Class IB shares are offered to an insurance company separate account of Equitable. Effective March 12, 1997, the Trust's Board of Trustees approved the establishment of the Alliance Small Cap Growth Portfolio at an initial share value of $10. The Portfolio commenced operations on May 1, 1997.

   The investment objectives of each Portfolio are as follows:

   Alliance Money Market Portfolio -- High level of current income, preserve its assets and maintain liquidity. The Portfolio pursues this objective by investing in primarily high quality U.S. dollar denominated money market instruments.

   Alliance Intermediate Government Securities Portfolio -- High current income consistent with relative stability of principal through investment primarily in debt securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities.

   Alliance Quality Bond Portfolio -- High current income consistent with preservation of capital by investing primarily in investment grade fixed income securities. The Portfolio reserves the right to invest in convertible debt securities, preferred stocks and dividend-paying common stocks.

   Alliance High Yield Portfolio -- High return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Portfolio pursues this objective by investing primarily in a diversified mix of high yield, fixed income securities involving greater volatility of price and risk of principal and income than high quality fixed income securities. The medium and lower quality debt securities in which the Portfolio may invest are known as "junk bonds."

   Alliance Growth and Income Portfolio -- High total return through a combination of current income and capital appreciation by investing primarily in income-producing common stocks and securities convertible into common stocks.

   Alliance Equity Index Portfolio -- Total return before expenses that approximates the total return performance of the Standard & Poor's Corporation 500 Index, including reinvestment of dividends, at a risk level consistent with that of the Index.

   Alliance Common Stock Portfolio -- Long-term growth of its capital and increase income. The Portfolio pursues this objective by investing primarily in common stock and other equity-type instruments.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

   Alliance Global Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in equity securities of non-United States companies as well as United States issuers.

   Alliance International Portfolio -- Long-term growth of capital by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in non-United States companies with prospects for growth.

   Alliance Aggressive Stock Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in common stocks and other equity-type securities issued by quality small and intermediate sized companies with strong growth prospects.

   Alliance Small Cap Growth Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in common stocks and other equity-type securities issued by smaller-sized companies with strong growth potential.

   Alliance Conservative Investors Portfolio -- High total return without, in the investment adviser's opinion, undue risk to principal. The Portfolio pursues this objective by investing in a diversified mix of publicly traded equity and debt securities.

   Alliance Balanced Portfolio -- High return through both appreciation of capital and current income. The Portfolio pursues this objective by investing in a diversified portfolio of publicly traded equity and debt securities and short-term money market instruments.

   Alliance Growth Investors Portfolio -- Highest total return consistent with the investment adviser's determination of reasonable risk. The Portfolio pursues this objective by investing in a diversified mix of publicly traded equity and fixed income securities, including at times common stocks issued by intermediate and small-sized companies and at times fixed income securities that are medium and lower quality debt securities known as "junk bonds."

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

   The following is a summary of the significant accounting policies of the
Trust:

   Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale during the day, at a bid price estimated by a broker.

   Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

   Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks.

   Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

   Purchased options, including options on futures, are valued at their last bid price. Written options are valued at their last asked price.

   Long-term corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

   U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities are valued at representative quoted prices.

   Foreign securities not traded directly, or in American Depository Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices in the currency of the country of origin.

   Except for the Alliance Money Market Portfolio, short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. Short-term debt securities held in the Alliance Money Market Portfolio are valued at representative quoted prices regardless of the length of maturity.

   Futures and forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

   Other securities, including restricted securities, and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at "fair value" as determined in good faith by the Valuation Committee of the Board of Trustees.

   Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees.

   Interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Dividend income is recorded on the ex-dividend date.

   Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

   Expenses attributable to a single Portfolio are charged to that Portfolio. Expenses of the Trust are charged to each Portfolio in proportion to net assets.

   The Board of Trustees has approved the lending of portfolio securities, through its custodian bank, Chase Manhattan Bank, N.A. ("Chase"), acting as lending agent, to certain broker-dealers in exchange for negotiated lenders' fees. Any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the securities loaned. All loans will be collateralized in the form of cash or U.S. Government securities. Chase invests the cash collateral in short-term investments and retains a portion of the interest earned. Chase will indemnify the Portfolios for any loss resulting from a borrower's failure to return a loaned security when due. The following table shows the value of securities loaned and collateral received at December 31, 1997, and the security loan fees received, net of rebates paid, for the year ended December 31, 1997. Such net fees are included in interest income in the accompanying Statements of Operations.

                                                   VALUE OF            VALUE OF        SECURITY LOAN
PORTFOLIO                                     SECURITIES LOANED  COLLATERAL RECEIVED*  FEES RECEIVED
---------                                     -----------------  --------------------  -------------
Alliance Intermediate Government Securities      $ 32,201,367        $ 33,220,564        $   39,876
Alliance Quality Bond .......................      50,573,670          51,975,110            48,428
Alliance Growth and Income ..................      82,082,344          83,758,200            44,878
Alliance Equity Index .......................     111,251,919         113,256,053            53,477
Alliance Common Stock .......................     662,769,145         672,888,280           585,669
Alliance Global .............................     112,593,733         116,411,892           396,835
Alliance International ......................      14,904,809          15,770,821            90,583
Alliance Aggressive Stock ...................     630,594,623         636,513,616         1,807,252
Alliance Conservative Investors .............      65,514,619          67,529,380            68,901
Alliance Balanced ...........................     292,916,191         301,012,558           437,345
Alliance Growth Investors ...................     185,900,995         191,232,973           398,085

------------
* Including U.S. Government securities valued at $18,342,994, $31,657,214, $60,800, $3,719,500, $10,050,000, $2,564,100, $718,240, $23,874,600,
  $37,866,285, $61,873,419 and $31,723,786 for the Alliance Intermediate
  Government Securities, Alliance Quality Bond, Alliance Growth and Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Aggressive Stock, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios, respectively.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

   The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid price last quoted by a composite list of major U.S. banks at the following dates:

   (i) market value of investment securities, other assets and liabilities--at the valuation date.

   (ii) purchase and sales of investment securities, income and expenses--at the date of such transactions.

   The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Net currency gains or losses realized and unrealized as a result of differences between interest or dividends and withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations.

   The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no federal income tax provision is required. Dividends from net investment income are declared and distributed quarterly; dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and as such, the amounts may differ from financial statement investment income and realized capital gains.

   Options Written:

   All Portfolios (except for the Alliance Money Market and Alliance Equity Index Portfolios) may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are realized as gains on the expiration date. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

   Futures and Forward Contracts:

   Futures and forward contracts are agreements to buy or sell a security for a set price in the future. A Portfolio may buy or sell futures and forward contracts for the purpose of protecting its portfolio securities against future changes in interest rates which might adversely affect the value of the Portfolio's securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be either in cash or U.S. Treasury securities. During the period the futures and forward contracts are open, changes in the market price of the contract are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures and forward contracts and may incur a loss. The use of futures and forward contracts transactions involves the risk of imperfect correlation in movements in the price of futures and forward contracts, interest rates and the underlying hedged assets.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

   Limitations on Market and Credit Risk:

   Written options, futures and forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous related to the market price. The contract amounts of these futures and forward contracts reflect the extent of the Portfolio's exposure to off-balance sheet risk. The Portfolio bears the market risk which arises from any changes in security values. The credit risk for futures contracts is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward contracts are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

   Statement of Position 93-2:

   For the year ended December 31, 1997, in conformity with Statement of Position 93-2 Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the reclassification arising from current book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                          ALLIANCE                             ALLIANCE
                                        INTERMEDIATE    ALLIANCE                GROWTH      ALLIANCE
                                         GOVERNMENT      QUALITY    ALLIANCE      AND        EQUITY      ALLIANCE       ALLIANCE
                                         SECURITIES       BOND     HIGH YIELD   INCOME       INDEX     COMMON STOCK      GLOBAL
                                          PORTFOLIO     PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO    PORTFOLIO      PORTFOLIO
                                          ---------     ---------   ---------  ---------   ---------    ---------      ---------
Undistributed (overdistributed) net
 investment income ...................     $(4,160)     $ 664,479   $ 28,777   $ 48,024    $ 260,751   $(2,631,075)  $ 15,935,865
Accumulated net realized gain (loss)         4,160       (664,479)   (28,777)   (48,024)    (260,751)    2,631,075    (15,935,865)

                                                          ALLIANCE      ALLIANCE      ALLIANCE                   ALLIANCE
                                           ALLIANCE      AGGRESSIVE    SMALL CAP    CONSERVATIVE    ALLIANCE      GROWTH
                                        INTERNATIONAL       STOCK        GROWTH      INVESTORS      BALANCED    INVESTORS
                                          PORTFOLIO       PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
                                          ---------       ---------    ---------     ---------     ---------    ---------
Paid-in capital ......................   $        --     $        --    $(7,066)     $      --      $     --   $        --
Undistributed (overdistributed) net
 investment income ...................     3,322,727       1,777,082        410       (146,376)       58,776     4,831,809
Accumulated net realized gain (loss)      (3,322,727)     (1,777,082)     6,656        146,376       (58,776)   (4,831,809)

   Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the period from November 1, 1997 to December 31, 1997 certain Portfolios incurred and elected to defer until January 1, 1998 for U.S. Federal income tax purposes net capital and net currency losses of approximately:

                                   CAPITAL     CURRENCY
PORTFOLIO                           LOSSES      LOSSES
---------                           ------      ------
Alliance Equity Index...........  $       --   $  3,600
Alliance Common Stock...........          --     33,030
Alliance Global.................          --    433,526
Alliance International..........   4,160,819    670,264
Alliance Small Cap Growth ......   1,448,447         --
Alliance Conservative
 Investors......................          --     37,085
Alliance Balanced...............          --     61,818
Alliance Growth Investors ......          --     81,786

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

2. Management of the Trust

   Alliance Capital Management L.P. (Alliance), a publicly traded limited partnership, indirectly majority-owned by Equitable, is the investment adviser. Prior to May 1, 1997, the investment advisory fees were as follows:

                                                                                     AVERAGE DAILY NET ASSETS
                                                                          ----------------------------------------------
                                                                               FIRST           NEXT           OVER
                                                                           $350 MILLION    $400 MILLION   $750 MILLION
                                                                           ------------    ------------   ------------
Alliance Common Stock, Alliance Money Market and Alliance Balanced
 Portfolios .............................................................       .40%           .375%           .35%
Alliance Aggressive Stock and Alliance Intermediate Government
 Securities Portfolios ..................................................       .50%           .475%           .45%
Alliance High Yield, Alliance Global, Alliance Conservative Investors
 and Alliance Growth Investors Portfolios ...............................       .55%           .525%           .50%

                                                                      FIRST           NEXT          OVER
                                                                  $500 MILLION    $500 MILLION   $1 BILLION
                                                                  ------------    ------------   ----------
Alliance Quality Bond and Alliance Growth and Income Portfolios        .55%           .525%          .50%

                                       FIRST           NEXT           OVER
                                   $750 MILLION    $750 MILLION   $1.5 BILLION
                                   ------------    ------------   ------------
Alliance Equity Index Portfolio         .35%           .30%            .25%

                                        FIRST          NEXT          OVER
                                    $500 MILLION    $1 BILLION   $1.5 BILLION
                                    ------------    ----------   ------------
Alliance International Portfolio         .90%          .85%           .80%

   On December 13, 1996, the Trust's Board of Trustees approved a new Investment Advisory Agreement with Alliance and subsequently extended the agreement to the Alliance Small Cap Growth Portfolio on March 12, 1997. On April 9, 1997, shareholders of each respective Portfolio, except for the Alliance Small Cap Growth Portfolio which commenced operations on May 1, 1997, approved a new Investment Advisory Agreement. Effective May 1, 1997, the advisory fees payable under this agreement are as follows:

                                                                      AVERAGE DAILY NET ASSETS
                                               ----------------------------------------------------------------------
                                                   FIRST           NEXT          NEXT           NEXT
PORTFOLIO                                      $750 MILLION    $750 MILLION   $1 BILLION    $2.5 BILLION   THEREAFTER
---------                                      ------------    ------------   ----------    ------------   ----------
Alliance Money Market .......................      .350%           .325%         .300%          .280%         .270%
Alliance Intermediate Government Securities        .500%           .475%         .450%          .430%         .420%
Alliance Quality Bond .......................      .525%           .500%         .475%          .455%         .445%
Alliance High Yield .........................      .600%           .575%         .550%          .530%         .520%
Alliance Growth and Income ..................      .550%           .525%         .500%          .480%         .470%
Alliance Equity Index .......................      .325%           .300%         .275%          .255%         .245%
Alliance Common Stock .......................      .475%           .425%         .375%          .355%         .345%*
Alliance Global .............................      .675%           .600%         .550%          .530%         .520%
Alliance International ......................      .900%           .825%         .800%          .780%         .770%
Alliance Aggressive Stock ...................      .625%           .575%         .525%          .500%         .475%
Alliance Small Cap Growth ...................      .900%           .850%         .825%          .800%         .775%
Alliance Conservative Investors .............      .475%           .425%         .375%          .350%         .325%
Alliance Balanced ...........................      .450%           .400%         .350%          .325%         .300%
Alliance Growth Investors ...................      .550%           .500%         .450%          .425%         .400%

------------
* On assets in excess of $10 billion, the management fee for the Alliance Common Stock Portfolio is reduced to 0.335% of average daily net assets.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

3. Distribution Plan

   Each Portfolio's Distribution Plan permits the Portfolio to pay a distribution fee of up to 0.50% of the average daily net assets attributable to its Class IB shares. The Trust, on behalf of each Portfolio, has entered into a Distribution Agreement (the "Agreements") pursuant to the Distribution Plans with Equitable Distributors, Inc. ("EDI"), an indirect, wholly-owned subsidiary of the Equitable, under which EDI receives payments at a rate equal to 0.25% of the average daily net assets attributable to the Class IB shares of each Portfolio except the Small Cap Growth Portfolio. The Small Cap Growth Portfolio Agreement provides that EDI will receive an annual fee not to exceed the lesser of (a) 0.25% of the average daily net assets of the Portfolio attributable to Class IB shares and (b) an amount that, when added to certain other expenses of the Class IB shares, would result in the ratio of expenses to average daily net assets attributable to Class IB shares equaling 1.20%.

   The Distribution Plans provide that EDI will use the payments received under the Agreements for services rendered (and expenses borne) in connection with activities primarily intended to result in the sale of the Trust's Class IB shares. Since EDI's compensation is not directly tied to its expenses, the amount of compensation received by it under the Agreements during any year may be more or less than its actual expenses. For this reason, the Distribution Plans are characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

4. Investment Transactions

   Investment security transactions, excluding short-term debt securities, for the year ended December 31, 1997 were as follows:

                                                         PURCHASES                          SALES
                                              -------------------------------- --------------------------------
                                                 STOCKS AND    U.S. GOVERNMENT    STOCKS AND    U.S. GOVERNMENT
PORTFOLIO                                     DEBT SECURITIES   AND AGENCIES   DEBT SECURITIES   AND AGENCIES
---------                                     ---------------   ------------   ---------------   ------------
Alliance Intermediate Government Securities    $           --  $  289,263,347   $           --  $  268,248,135
Alliance Quality Bond .......................     163,237,234     495,861,466      171,665,271     442,101,550
Alliance High Yield .........................   1,235,945,918              --    1,073,614,879              --
Alliance Growth and Income ..................     568,400,225              --      306,859,124              --
Alliance Equity Index .......................     414,309,473              --       22,554,753              --
Alliance Common Stock .......................   4,620,850,933              --    4,082,534,069              --
Alliance Global .............................     706,451,901              --      588,394,296              --
Alliance International ......................     160,707,760              --      101,610,156              --
Alliance Aggressive Stock ...................   5,505,273,307              --    5,142,936,366              --
Alliance Small Cap Growth * .................     192,773,234              --       57,648,193              --
Alliance Conservative Investors .............     149,330,575     334,113,271      176,462,757     312,290,578
Alliance Balanced ...........................   1,025,160,528   1,195,953,420    1,208,802,299   1,029,716,011
Alliance Growth Investors ...................   1,135,831,343     607,149,017    1,206,132,190     378,552,050

------------
* For the period from May 1, 1997 (commencement of operations) to December 31, 1997.

   No activity is shown for the Alliance Money Market Portfolio since it trades exclusively in short-term debt securities.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

   Transactions in options written for the year ended December 31, 1997 are summarized as follows:

                                                                ALLIANCE
                                                              COMMON STOCK
                                                               PORTFOLIO
                                                      ---------------------------
                                                       NUMBER OF      PREMIUMS
                                                       CONTRACTS      RECEIVED
                                                      ----------- ---------------
Options outstanding--January 1, 1997 ................    161,200    $  68,607,800
Options written .....................................  1,794,950      623,448,846
Options terminated in closing purchase transactions     (910,000)    (344,806,113)
Options expired .....................................   (306,750)    (103,999,855)
Options exercised ...................................   (374,150)    (139,689,978)
                                                       ---------    -------------
Options outstanding--December 31, 1997 ..............    365,250    $ 103,560,700
                                                       =========    =============

   The Portfolios (except for the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios) may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign securities holdings. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. At December 31, 1997, the Alliance Quality Bond, Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios had outstanding forward currency contracts to buy/sell foreign currencies as follows:

                                        CONTRACT      COST ON       U.S. $      UNREALIZED
                                         AMOUNT     ORIGINATION    CURRENT     APPRECIATION
ALLIANCE QUALITY BOND PORTFOLIO:         (000'S)       DATE         VALUE     (DEPRECIATION)
--------------------------------         -------       ----         -----     --------------
FOREIGN CURRENCY BUY CONTRACTS
Canadian Dollars, settling 02/17/98  .      661     $  467,219    $  463,327     $ (3,892)
FOREIGN CURRENCY SALE CONTRACTS
Australian Dollar, settling 01/12/98     11,949      8,017,325     7,785,968      231,357
Canadian Dollar, settling 02/17/98  ..      661        466,691       463,326        3,365
                                                                                 --------
                                                                                 $230,830
                                                                                 ========

                                                     CONTRACT       COST ON        U.S. $       UNREALIZED
                                                      AMOUNT      ORIGINATION     CURRENT      APPRECIATION
ALLIANCE GLOBAL PORTFOLIO:                            (000'S)        DATE          VALUE      (DEPRECIATION)
--------------------------                            -------        ----          -----      --------------
FOREIGN CURRENCY BUY CONTRACTS
Deutsche Marks, settling 01/23/98 ................      44,000   $ 25,292,444   $ 24,492,886    $ (799,558)
Irish Punts, settling 01/05/98 ...................         147        210,357        209,151        (1,206)
Japanese Yen, settling 02/27/98-04/14/98  ........   2,170,000     16,783,366     16,778,541        (4,825)
Netherlands Guilders, settling 01/23/98  .........      58,900     30,079,412     29,091,879      (987,533)
Swedish Krona, settling 01/02/98 .................       7,950      1,025,125      1,001,272       (23,853)
FOREIGN CURRENCY SALE CONTRACTS
British Pounds, settling 01/02/98 ................         700      1,167,348      1,150,313        17,035
Deutsche Marks, settling 01/02/98-01/23/98  ......      44,160     25,102,287     24,581,827       520,460
Finnish Markka, settling 01/02/98 ................       2,200        409,112        403,599         5,513
French Franc, settling 01/02/98 ..................       7,000      1,178,928      1,163,081        15,847
Japanese Yen, settling 02/27/98-04/14/98  ........  13,270,000    109,655,596    103,021,611     6,633,985
Netherlands Guilders, settling 01/02/98-01/23/98        60,300     30,410,102     29,782,333       627,769
Norwegian Krone, settling 01/02/98 ...............         480         65,964         64,990           974
                                                                                                ----------
                                                                                                $6,004,608
                                                                                                ==========

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

                                                     CONTRACT      COST ON       U.S. $       UNREALIZED
                                                      AMOUNT     ORIGINATION     CURRENT     APPRECIATION
ALLIANCE INTERNATIONAL PORTFOLIO:                    (000'S)        DATE          VALUE     (DEPRECIATION)
---------------------------------                    -------        ----          -----     --------------
FOREIGN CURRENCY BUY CONTRACTS
Deutsche Marks, settling 01/02/98-01/23/98  ......     10,240    $ 5,885,470   $ 5,699,277    $ (186,193)
Japanese Yen, settling 02/27/98-04/14/98  ........    872,000      6,789,467     6,751,775       (37,692)
Netherlands Guilders, settling 01/23/98  .........      8,100      4,136,558     4,000,751      (135,807)
FOREIGN CURRENCY SALE CONTRACTS
Belgian Franc, settling 01/02/98 .................      1,600         43,688        43,184           504
Deutsche Marks, settling 01/02/98-01/23/98  ......     10,410      5,907,722     5,793,777       113,945
Finnish Markka, settling 01/02/98 ................      1,300        241,748       238,490         3,258
Japanese Yen, settling 01/05/98-04/14/98  ........  4,652,000     38,312,357    36,098,497     2,213,860
Netherlands Guilders, settling 01/02/98-01/23/98        8,460      4,265,786     4,178,296        87,490
                                                                                              ----------
                                                                                              $2,059,365
                                                                                              ==========

                                             CONTRACT      COST ON       U.S. $       UNREALIZED
                                              AMOUNT     ORIGINATION     CURRENT     APPRECIATION
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO:    (000'S)       DATE          VALUE     (DEPRECIATION)
------------------------------------------    -------       ----          -----     --------------
FOREIGN CURRENCY BUY CONTRACTS
French Franc, settling 01/23/98-01/30/98  .    11,106    $1,870,275    $1,847,854      $(22,421)
Deutsche Marks, settling 01/02/98  ........     1,870     1,073,663     1,039,495       (34,168)
Japanese Yen, settling 02/27/98 ...........    56,000       432,305       432,825           520
Netherlands Guilders, settling 01/02/98  ..     1,940       989,579       956,773       (32,806)
Norwegian Krone, settling 01/23/98  .......     2,500       347,301       338,969        (8,332)
Spanish Peseta, settling 01/23/98  ........    90,000       600,200       591,072        (9,128)
Swedish Krona, settling 01/02/98-01/23/98       2,756       359,907       347,254       (12,653)
FOREIGN CURRENCY SALE CONTRACTS
British Pounds, settling 01/07/98  ........        28        45,244        45,461          (217)
Deutsche Marks, settling 01/02/98  ........     1,870     1,048,059     1,039,495         8,564
French Franc, settling 01/23/98 ...........    11,000     1,859,663     1,830,216        29,447
Japanese Yen, settling 01/06/98-04/14/98  .   358,673     2,962,975     2,784,133       178,842
Netherlands Guilders, settling 01/02/98  ..     1,940       964,910       956,772         8,138
Norwegian Krone, settling 01/23/98  .......     2,500       348,058       338,969         9,089
Spanish Peseta, settling 01/23/98  ........    90,000       602,208       591,072        11,136
Swedish Krona, settling 01/02/98-01/23/98       2,328       307,119       293,356        13,763
                                                                                       --------
                                                                                       $139,774
                                                                                       ========

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

                                              CONTRACT      COST ON        U.S. $       UNREALIZED
                                               AMOUNT     ORIGINATION     CURRENT      APPRECIATION
ALLIANCE BALANCED PORTFOLIO:                  (000'S)        DATE          VALUE      (DEPRECIATION)
----------------------------                  -------        ----          -----      --------------
FOREIGN CURRENCY BUY CONTRACTS
French Franc, settling 01/23/98 ...........     99,000    $16,671,017   $16,471,943     $ (199,074)
Deutsche Marks, settling 01/02/98  ........     17,300      9,932,824     9,616,721       (316,103)
Japanese Yen, settling 02/27/98-04/14/98  .  1,000,000      7,838,089     7,753,716        (84,373)
Netherlands Guilders, settling 01/02/98  ..     17,600      8,977,622     8,679,999       (297,623)
Norwegian Krone, settling 01/23/98  .......     22,000      3,056,252     2,982,930        (73,322)
Spanish Peseta, settling 01/23/98  ........    800,000      5,335,112     5,253,975        (81,137)
Swedish Krona, settling 01/23/98 ..........     13,000      1,700,062     1,638,400        (61,662)
FOREIGN CURRENCY SALE CONTRACTS
British Pounds, settling 01/07/98  ........        229        375,646       375,403            243
Deutsche Marks, settling 01/02/98  ........     17,300      9,695,951     9,616,721         79,230
French Franc, settling 01/23/98-01/30/98  .     99,457     16,812,017    16,547,968        264,049
Japanese Yen, settling 01/05/98-04/14/98  .  3,988,798     32,900,946    30,969,984      1,930,962
Netherlands Guilders, settling 01/02/98  ..     17,600      8,753,823     8,679,999         73,824
Norwegian Krone, settling 01/23/98  .......     22,000      3,062,915     2,982,930         79,985
Spanish Peseta, settling 01/23/98  ........    800,000      5,352,961     5,253,975         98,986
Swedish Krona, settling 01/05/98-01/23/98       13,795      1,816,583     1,738,550         78,033
                                                                                        ----------
                                                                                        $1,492,018
                                                                                        ==========

                                                     CONTRACT      COST ON       U.S. $       UNREALIZED
                                                      AMOUNT     ORIGINATION     CURRENT     APPRECIATION
ALLIANCE GROWTH INVESTORS PORTFOLIO:                 (000'S)        DATE          VALUE     (DEPRECIATION)
------------------------------------                 -------        ----          -----     --------------
FOREIGN CURRENCY BUY CONTRACTS
British Pounds, settling 01/08/98 ................         65    $   108,622   $   107,420    $   (1,202)
French Franc, settling 01/30/98 ..................      3,653        608,562       608,068          (494)
Deutsche Marks, settling 01/02/98-01/23/98  ......     22,980     13,206,726    12,788,720      (418,006)
Japanese Yen, settling 01/05/98-04/14/98  ........  1,168,671      9,067,606     9,040,016       (27,590)
Netherlands Guilders, settling 01/23/98  .........     18,900      9,651,967     9,335,085      (316,882)
Swedish Krona, settling 01/02/98 .................      9,168      1,182,065     1,154,672       (27,393)
FOREIGN CURRENCY SALE CONTRACTS
Australian Dollars, settling 01/02/98 ............        132         85,276        86,274          (998)
British Pounds, settling 01/06/98 ................        137        227,385       225,848         1,537
Canadian Dollars, settling 01/02/98 ..............         54         36,927        37,579          (652)
Deutsche Marks, settling 01/02/98-01/23/98  ......     22,980     13,029,701    12,788,720       240,981
French Franc, settling 01/30/98 ..................      1,135        189,471       188,841           630
Indonesian Rupiah, settling 01/02/98-01/07/98  ...      9,315          1,595         1,693           (98)
Japanese Yen, settling 01/05/98-04/14/98  ........  6,217,997     51,324,595    48,270,138     3,054,457
Netherlands Guilders, settling 01/05/98-01/23/98       19,317      9,738,946     9,540,548       198,398
                                                                                              ----------
                                                                                              $2,702,688
                                                                                              ==========

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

   As of December 31, 1997, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

                                                                      GROSS UNREALIZED
                                                              --------------------------------  NET UNREALIZED
                                                  COST OF                                        APPRECIATION
PORTFOLIO                                       INVESTMENTS     APPRECIATION     DEPRECIATION   (DEPRECIATION)
---------                                       -----------     ------------     ------------   --------------
Alliance Money Market .......................  $  551,106,796  $      113,321   $      (1,450)  $      111,871
Alliance Intermediate Government Securities       113,600,359       1,418,742         (81,837)       1,336,905
Alliance Quality Bond .......................     198,044,047       1,526,456        (488,133)       1,038,323
Alliance High Yield .........................     402,787,235      10,488,392      (3,831,357)       6,657,035
Alliance Growth and Income ..................     511,230,453      85,982,551     (13,121,234)      72,861,317
Alliance Equity Index .......................     717,468,668     230,719,482      (9,632,048)     221,087,434
Alliance Common Stock .......................   7,105,768,791   2,818,811,560    (199,170,219)   2,619,641,341
Alliance Global .............................   1,080,321,370     279,910,104    (138,571,829)     141,338,275
Alliance International ......................     196,445,985      26,360,668     (39,855,124)     (13,494,456)
Alliance Aggressive Stock ...................   4,074,878,825     759,226,094    (349,159,577)     410,066,517
Alliance Small Cap Growth ...................     153,262,271       8,273,490      (7,682,047)         591,443
Alliance Conservative Investors .............     291,571,008      22,817,939      (3,133,104)      19,684,835
Alliance Balanced ...........................   1,533,148,635     209,288,194     (30,695,116)     178,593,078
Alliance Growth Investors ...................   1,486,000,218     234,997,062     (63,640,072)     171,356,990

   During the year ended December 31, 1997, the Alliance Intermediate Government Securities and Alliance Quality Bond Portfolios utilized available capital loss carryforwards of $999,418 and $4,993,810, respectively.

   The Alliance Intermediate Government Securities Portfolio had net capital loss carryforwards of $8,831,948 (of which $8,349,809 expires in the year 2002 and $482,139 expires in the year 2004). To the extent the above losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

5. Capital Share Transactions

   At December 31, 1997, there was an unlimited number of shares of beneficial interest (Shares), without par value, available for issuance by the Board of Trustees. Shares are divided into two classes, designated Class IA and Class IB for each Portfolio.

   Transactions in Shares were as follows:

                                                             ALLIANCE
                                 ALLIANCE                  INTERMEDIATE                 ALLIANCE                   ALLIANCE
                               MONEY MARKET           GOVERNMENT SECURITIES           QUALITY BOND               HIGH YIELD
                                PORTFOLIO                   PORTFOLIO                  PORTFOLIO                  PORTFOLIO
                        ------------------------     ----------------------     ----------------------     ----------------------
                                YEAR ENDED                  YEAR ENDED                 YEAR ENDED                YEAR ENDED
                               DECEMBER 31,                DECEMBER 31,               DECEMBER 31,               DECEMBER 31,
                           1997          1996           1997        1996           1997        1996           1997        1996
                        -----------  -----------     ----------  ----------     ----------  ----------     ----------  ----------
Class IA
--------
Shares sold .........    88,164,162   49,765,857      4,317,481   3,938,806      5,108,456   2,872,392     15,273,062   7,067,122
Shares issued in
 reinvestment of
 dividends and
 distributions ......     2,138,588    1,878,824        605,567     496,768      1,161,537   1,135,383      3,903,981   2,737,878
                        -----------  -----------     ----------  ----------     ----------  ----------     ----------  ----------
Total shares issued      90,302,750   51,644,681      4,923,048   4,435,574      6,269,993   4,007,775     19,177,043   9,805,000
Shares redeemed  ....   (91,686,416) (44,125,860)    (2,249,794) (2,495,957)    (1,749,691) (4,048,559)    (4,915,625) (2,158,843)
                        -----------  -----------     ----------  ----------     ----------  ----------     ----------  ----------
Net increase
 (decrease) .........    (1,383,666)   7,518,821      2,673,254   1,939,617      4,520,302     (40,784)    14,261,418   7,646,157
                        ===========  ===========     ==========  ==========     ==========  ==========     ==========  ==========

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

                                ALLIANCE                     ALLIANCE                  ALLIANCE                   ALLIANCE
                            GROWTH AND INCOME              EQUITY INDEX              COMMON STOCK                  GLOBAL
                                PORTFOLIO                   PORTFOLIO                  PORTFOLIO                  PORTFOLIO
                         -----------------------    -----------------------    -----------------------     -----------------------
                               YEAR ENDED                  YEAR ENDED                 YEAR ENDED                  YEAR ENDED
                              DECEMBER 31,                DECEMBER 31,               DECEMBER 31,                DECEMBER 31,
                            1997         1996          1997         1996          1997         1996           1997         1996
                         ----------   ----------    ----------   ----------    ----------   ----------     ----------   ----------
Class IA
--------
Shares sold ..........   17,042,406    9,026,248    25,418,356   16,152,780    50,744,225   43,446,898     13,465,598   15,536,853
Shares issued in
 reinvestment of
 dividends and
 distributions .......    2,393,845    1,157,520       723,055    1,372,168    35,866,900   39,581,929      5,883,409    3,493,773
                         ----------   ----------    ----------   ----------    ----------   ----------     ----------   ----------
Total shares issued...   19,436,251   10,183,768    26,141,411   17,524,948    86,611,125   83,028,827     19,349,007   19,030,626
Shares redeemed ......   (1,171,007)    (730,115)   (3,834,705)  (4,670,841)  (18,396,632) (15,634,826)    (8,663,149)  (3,682,913)
                         ----------   ----------    ----------   ----------    ----------   ----------     ----------   ----------
Net increase .........   18,265,244    9,453,653    22,306,706   12,854,107    68,214,493   67,394,001     10,685,858   15,347,713
                         ==========   ==========    ==========   ==========    ==========   ==========     ==========   ==========

                                ALLIANCE                       ALLIANCE                 ALLIANCE                ALLIANCE
                              INTERNATIONAL                AGGRESSIVE STOCK         SMALL CAP GROWTH     CONSERVATIVE INVESTORS
                                PORTFOLIO                     PORTFOLIO                PORTFOLIO               PORTFOLIO
                         ------------------------      -------------------------   -----------------     -----------------------
                               YEAR ENDED                     YEAR ENDED              MAY 1, 1997*             YEAR ENDED
                              DECEMBER 31,                   DECEMBER 31,                  TO                 DECEMBER 31,
                           1997           1996           1997            1996      DECEMBER 31, 1997      1997           1996
                         ----------    ----------      ----------     ----------   -----------------    ---------      ---------
Class IA
--------------------
Shares sold .........    17,702,398    12,450,977      34,847,127     28,813,436       12,473,113       2,875,061      4,420,391
Shares issued in
 reinvestment of
 dividends and
 distributions ......     1,469,420       409,789      11,233,155     18,391,950          185,690       1,809,193      1,758,154
                         ----------    ----------      ----------     ----------       ----------       ---------      ---------
Total shares issued      19,171,818    12,860,766      46,080,282     47,205,386       12,658,803       4,684,254      6,178,545
Shares redeemed  ....   (13,816,916)   (2,284,561)    (27,155,091)   (15,090,379)      (4,992,168)     (3,816,982)    (3,042,720)
                         ----------    ----------      ----------     ----------       ----------       ---------      ---------
Net increase ........     5,354,902    10,576,205      18,925,191     32,115,007        7,666,635         867,272      3,135,825
                         ==========    ==========      ==========     ==========       ==========       =========      =========

                                    ALLIANCE                      ALLIANCE
                                    BALANCED                  GROWTH INVESTORS
                                    PORTFOLIO                    PORTFOLIO
                          ----------------------------- ----------------------------
                                   YEAR ENDED                    YEAR ENDED
                                  DECEMBER 31,                  DECEMBER 31,
CLASS IA                       1997           1996           1997          1996
------------------------  -------------- -------------  ------------- -------------
Shares sold .............     3,662,533     3,826,284      9,706,135    17,024,570
Shares issued in
 reinvestment of
 dividends and
 distributions ..........     8,034,691    11,161,085      6,731,864     9,635,249
                             ----------    ----------     ----------    ----------
Total shares issued  ....    11,697,224    14,987,369     16,437,999    26,659,819
Shares redeemed .........   (12,097,554)   (7,431,615)    (4,231,449)   (1,643,924)
                             ----------    ----------     ----------    ----------
Net increase (decrease)        (400,330)    7,555,754     12,206,550    25,015,895
                             ==========    ==========     ==========    ==========

------------
* Commencement of operations.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

                                                             ALLIANCE
                                                           INTERMEDIATE                                          ALLIANCE
                                  ALLIANCE                  GOVERNMENT                 ALLIANCE                 GROWTH AND
                                MONEY MARKET                SECURITIES                HIGH YIELD                  INCOME
                                  PORTFOLIO                 PORTFOLIO                  PORTFOLIO                 PORTFOLIO
                      --------------------------------- ----------------- --------------------------------- -----------------
                        YEAR ENDED    OCTOBER 2, 1996*     MAY 1, 1997*      YEAR ENDED    OCTOBER 2, 1996*    MAY 1, 1997*
                       DECEMBER 31,          TO                 TO          DECEMBER 31,          TO                TO
CLASS IB                   1997       DECEMBER 31, 1996 DECEMBER 31, 1997       1997      DECEMBER 31, 1996  DECEMBER 31, 1997
--------              -------------- -----------------  ----------------- --------------  ----------------- -----------------
Shares sold .........   15,458,380         353,450           536,124         5,872,392          64,659           2,001,059
Shares issued in
 reinvestment of
 dividends and
 distributions ......      276,519           3,389             9,576           496,765           3,757             127,333
                        ----------         -------           -------         ---------          ------           ---------
Total shares issued     15,734,899         356,839           545,700         6,369,157          68,416           2,128,392
Shares redeemed  ....   (3,884,676)        (43,566)          (10,301)          (51,149)             --                (266)
                        ----------         -------           -------         ---------          ------           ---------
Net increase ........   11,850,223         313,273           535,399         6,318,008          68,416           2,128,126
                        ==========         =======           =======         =========          ======           =========

                           ALLIANCE                  ALLIANCE                          ALLIANCE                  ALLIANCE
                         EQUITY INDEX              COMMON STOCK                         GLOBAL                 INTERNATIONAL
                          PORTFOLIO                 PORTFOLIO                          PORTFOLIO                 PORTFOLIO
                      ----------------- --------------------------------- --------------------------------- -----------------
                         MAY 1, 1997*      YEAR ENDED    OCTOBER 2, 1996*    YEAR ENDED    OCTOBER 2, 1996*    MAY 1, 1997*
                              TO          DECEMBER 31,          TO          DECEMBER 31,          TO                TO
CLASS IB              DECEMBER 31, 1997       1997      DECEMBER 31, 1996       1997      DECEMBER 31, 1996  DECEMBER 31, 1997
--------              ----------------- --------------  ----------------- --------------  ----------------- -----------------
Shares sold .........        7,451          9,736,070         64,063         1,232,644          16,657            317,031
Shares issued in
 reinvestment of
 dividends and
 distributions ......           55            826,867          4,203            99,584             486             22,868
                             -----         ----------         ------         ---------          ------            -------
Total shares issued          7,506         10,562,937         68,266         1,332,228          17,143            339,899
Shares redeemed  ....       (1,926)           (29,575)            --          (103,224)            ---            (19,496)
                             -----         ----------         ------         ---------          ------            -------
Net increase ........        5,580         10,533,362         68,266         1,229,004          17,143            320,403
                             =====         ==========         ======         =========          ======            =======

                                                                               ALLIANCE
                                  ALLIANCE                   ALLIANCE        CONSERVATIVE                 ALLIANCE
                              AGGRESSIVE STOCK           SMALL CAP GROWTH      INVESTORS              GROWTH INVESTORS
                                  PORTFOLIO                 PORTFOLIO          PORTFOLIO                 PORTFOLIO
                      --------------------------------- ----------------- -----------------  ---------------------------------
                        YEAR ENDED    OCTOBER 2, 1996*     MAY 1, 1997*      MAY 1, 1997*      YEAR ENDED    OCTOBER 2, 1996*
                       DECEMBER 31,          TO                 TO                TO          DECEMBER 31,          TO
CLASS IB                   1997       DECEMBER 31, 1996 DECEMBER 31, 1997  DECEMBER 31, 1997      1997       DECEMBER 31, 1996
--------              -------------- -----------------  ----------------- -----------------  -------------- -----------------
Shares sold .........    1,856,882         16,059           3,666,066           467,751         1,855,983         26,902
Shares issued in
 reinvestment of
 dividends and
 distributions ......      175,796          1,035              91,565            20,199           130,747            571
                         ---------         ------           ---------           -------         ---------         ------
Total shares issued      2,032,678         17,094           3,757,631           487,950         1,986,730         27,473
Shares redeemed  ....      (15,597)           ---              (5,055)           (8,774)          (85,261)            (5)
                         ---------         ------           ---------           -------         ---------         ------
Net increase ........    2,017,081         17,094           3,752,576           479,176         1,901,469         27,468
                         =========         ======           =========           =======         =========         ======

------------
* Commencement of operations.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

6. Transactions with Affiliated Companies

   An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities. Investments in companies which were affiliates during the year ended December 31, 1997 are summarized as follows:

                                            MARKET VALUE                                 MARKET VALUE                     REALIZED
                                            DECEMBER 31,     PURCHASES       SALES       DECEMBER 31,    DIVIDEND           GAIN
                                                1996          AT COST       AT COST          1997         INCOME           (LOSS)
                                           -------------- -------------  ------------- --------------  ------------   ------------
ALLIANCE COMMON STOCK PORTFOLIO:
--------------------------------
CBL & Associates Properties, Inc. (a)  ... $   27,872,550  $         --   $  1,365,000  $   24,865,250  $1,399,008    $    345,043
Ceridian Corp ............................    148,432,500     5,701,500             --     174,774,688          --              --
Chris Craft Industries, Inc. (Class B)  ..     49,849,843            --             --      64,143,286          --              --
CompUSA, Inc. (a).........................     65,331,750    60,013,001    131,193,635              --          --      25,854,610
Regency Realty Corp. (a)..................     16,372,125            --      9,420,426       3,563,381     762,216       3,605,448
Teleport Communications Group, Inc.
 (Class A) ...............................        610,000   216,341,430     50,817,405     220,103,625          --      30,473,635
                                           --------------                              --------------  ------------   ------------
                                           $  308,468,768                               $  487,450,230  $2,161,224    $ 60,278,736
                                           ==============                              ==============  ============   ============
ALLIANCE AGGRESSIVE STOCK PORTFOLIO:
------------------------------------
Aames Financial Corp. (a) ................ $   39,907,350  $         --   $ 42,877,524  $           --  $   48,335    $ (9,329,592)
AK Steel Holding Corp. (a) ...............     52,554,637    73,027,066    115,247,008       7,421,675   1,719,840       1,150,485
Centocor, Inc. ...........................     66,044,550   153,361,306      1,564,875     167,463,625          --         538,805
Circuit City Stores, Inc.-Carmax Group ...             --   114,969,960      6,657,086      56,346,300          --      (1,898,235)
Comverse Technology, Inc. ................             --    82,646,377             --      72,520,500          --         431,918
Continental Airlines, Inc. (Class B)  ....     47,587,125    95,672,700             --     213,588,375          --              --
Crompton & Knowles Corp. .................     65,534,700    34,325,930        614,460     137,800,000     261,900         292,418
DT Industries, Inc. (a)...................     20,366,500    22,230,101     42,269,251              --      29,924      (3,199,546)
Chancellor Media Corp. (Class A)(a) ......     62,782,500    26,261,011     97,120,056              --          --     108,624,669
Harman International Industries, Inc. (a).     83,281,750    19,373,632     76,334,998              --     220,450     (15,768,300)
Medimmune, Inc. ..........................     17,205,700       389,200         84,900      57,443,925          --         818,670
Mohawk Industries, Inc. (a) ..............     27,068,800    19,900,747             --      69,103,125          --              --
National Steel Corp. (a)..................             --    28,264,493     28,264,495              --          --       3,035,056
Nine West Group, Inc. (a).................    144,356,100    17,605,733    133,671,638              --          --      12,984,585
Polymer Group, Inc. (a)...................     36,167,575            --     46,201,328              --          --     (22,064,281)
Security Capital Group, Inc. (Class B)  ..             --    40,510,428             --      38,509,250          --              --
Suburban Lodges of America ...............     15,078,400     6,099,725      6,680,579      12,034,500          --       2,551,018
Telephone & Data Systems, Inc. ...........    104,508,750    56,919,636     70,807,836     133,322,406     629,885      (3,646,115)
Tommy Hilfiger Corp.......................     54,110,400    38,382,299      7,604,889      68,124,937          --      (1,608,315)
Ultramar Diamond Shamrock Corp. (a) ......    132,338,671    12,303,736    104,934,966      34,750,125   4,075,705       6,800,077
Xtra Corp. (a) ...........................     59,701,350    13,514,957     78,406,603              --     614,880      (6,280,053)
                                           --------------                              --------------  ------------   ------------
                                           $1,028,594,858                               $1,068,428,743  $7,600,919    $ 73,433,264
                                           ==============                              ==============  ============   ============

------------
(a) Holdings represented less than 5% of outstanding shares at December 31, 1997, although ownership was above 5% for a period of time during the year.

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS
December 31, 1997

SELECTED DATA FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD(c)

ALLIANCE MONEY MARKET PORTFOLIO:

                                                                    CLASS IA                                    CLASS IB
                                            -------------------------------------------------------- -----------------------------
                                                                                                                       OCTOBER 2,
                                                             YEAR ENDED DECEMBER 31,                    YEAR ENDED      1996 TO
                                            --------------------------------------------------------   DECEMBER 31,   DECEMBER 31,
                                               1997        1996       1995        1994       1993*         1997          1996
                                            ---------- ----------  ---------- ----------  ---------- --------------   ------------
Net asset value, beginning of period (a) ..   $10.17      $10.16     $10.14      $10.12     $10.11        $10.16        $10.16
                                            ---------- ----------  ---------- ----------  ---------- --------------   ------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.....................     0.54        0.54       0.57        0.41       0.30          0.52          0.11
 Net realized and unrealized gain (loss)
  on investments...........................       --       (0.01)        --          --         --            --          0.01
                                            ---------- ----------  ---------- ----------  ---------- --------------   ------------
 Total from investment operations..........     0.54        0.53       0.57        0.41       0.30          0.52          0.12
                                            ---------- ----------  ---------- ----------  ---------- --------------   ------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....    (0.53)      (0.52)     (0.55)      (0.39)     (0.29)        (0.51)        (0.02)
 Dividends in excess of net investment
  income...................................       --          --         --          --         --            --         (0.10)
 Distributions from realized gains  .......    (0.00)         --         --          --         --         (0.00)           --
                                            ---------- ----------  ---------- ----------  ---------- --------------   ------------
 Total dividends and distributions  .......    (0.53)      (0.52)     (0.55)      (0.39)     (0.29)        (0.51)        (0.12)
                                            ---------- ----------  ---------- ----------  ---------- --------------   ------------
Net asset value, end of period.............   $10.18      $10.17     $10.16      $10.14     $10.12        $10.17        $10.16
                                            ========== ==========  ========== ==========  ========== ==============   ============
Total return (d)...........................     5.42%       5.33%      5.74%       4.02%      3.00%         5.16%         1.29%
                                            ========== ==========  ========== ==========  ========== ==============   ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)..........  $449,960    $463,422   $386,691    $325,391   $248,460      $123,675       $3,184
Ratio of expenses to average net assets ...     0.39%       0.43%      0.44%       0.42%      0.42%         0.63%         0.67% (b)
Ratio of net investment income to average
 net assets................................     5.28%       5.17%      5.53%       4.01%      2.91%         5.02%         4.94% (b)

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO(e):

                                                                   CLASS IA                           CLASS IB
                                            ----------------------------------------------------- --------------
                                                                                                    MAY 1, 1997
                                                           YEAR ENDED DECEMBER 31,                       TO
                                            -----------------------------------------------------   DECEMBER 31,
                                               1997       1996       1995      1994       1993*         1997
                                            ---------- ---------  --------- ---------  ---------- --------------
Net asset value, beginning of period (a) ..   $ 9.29     $ 9.47     $ 8.87    $10.08     $10.53        $ 9.27
                                            ---------- ---------  --------- ---------  ---------- --------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.....................     0.53       0.54       0.58      0.65       0.59          0.32
 Net realized and unrealized gain (loss)
  on investments...........................     0.13      (0.19)      0.57     (1.08)      0.51          0.22
                                            ---------- ---------  --------- ---------  ---------- --------------
 Total from investment operations..........     0.66       0.35       1.15     (0.43)      1.10          0.54
                                            ---------- ---------  --------- ---------  ---------- --------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....    (0.51)     (0.53)     (0.55)    (0.78)     (0.68)        (0.38)
 Distributions from realized gains ........       --         --         --        --      (0.87)           --
                                            ---------- ---------  --------- ---------  ---------- --------------
 Total dividends and distributions ........    (0.51)     (0.53)     (0.55)    (0.78)     (1.55)        (0.38)
                                            ---------- ---------  --------- ---------  ---------- --------------
Net asset value, end of period.............   $ 9.44     $ 9.29     $ 9.47    $ 8.87     $10.08        $ 9.43
                                            ========== =========  ========= =========  ========== ==============
Total return (d)...........................     7.29%      3.78%     13.33%    (4.37)%    10.58%         5.83%
                                            ========== =========  ========= =========  ========== ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)..........  $115,114    $88,384   $71,780    $48,518   $158,511       $5,052
Ratio of expenses to average net assets ...     0.55%      0.56%      0.57%     0.56%      0.53%         0.81%(b)
Ratio of net investment income to average
 net assets................................     5.61%      5.73%      6.15%     6.75%      5.43%         5.15%(b)
Portfolio turnover rate....................      285%       318%       255%      133%       254%          285%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1997

ALLIANCE QUALITY BOND PORTFOLIO:

                                                                                     CLASS IA
                                                                   ---------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,             OCTOBER 1, 1993
                                                                   ---------------------------------------------         TO
                                                                      1997        1996       1995        1994    DECEMBER 31, 1993
                                                                   ---------- ----------  ---------- ----------  -----------------
Net asset value, beginning of period (a)..........................   $ 9.49      $ 9.61     $ 8.72      $ 9.82        $  10.00
                                                                   ---------- ----------  ---------- ----------  -----------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income............................................     0.60        0.57       0.57        0.66            0.11
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions...................................     0.24       (0.07)      0.88       (1.16)          (0.16)
                                                                   ---------- ----------  ---------- ----------  -----------------
 Total from investment operations.................................     0.84        0.50       1.45       (0.50)          (0.05)
                                                                   ---------- ----------  ---------- ----------  -----------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income.............................    (0.59)      (0.60)     (0.56)      (0.55)          (0.12)
 Dividends in excess of net investment income.....................       --       (0.02)        --          --              --
 Distributions in excess of realized gains........................       --          --         --          --           (0.01)
 Tax return of capital distributions..............................       --          --         --       (0.05)             --
                                                                   ---------- ----------  ---------- ----------  -----------------
 Total dividends and distributions................................    (0.59)      (0.62)     (0.56)      (0.60)          (0.13)
                                                                   ---------- ----------  ---------- ----------  -----------------
Net asset value, end of period....................................   $ 9.74      $ 9.49     $ 9.61      $ 8.72        $   9.82
                                                                   ========== ==========  ========== ==========  =================
Total return (d)..................................................     9.14%       5.36%     17.02%      (5.10)%         (0.51)%
                                                                   ========== ==========  ========== ==========  =================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).................................  $203,233    $155,023   $157,443    $127,575       $104,832
Ratio of expenses to average net assets...........................     0.57%       0.59%      0.59%       0.59%           0.69%(b)
Ratio of net investment income to average net assets .............     6.19%       6.06%      6.13%       7.17%           4.62%(b)
Portfolio turnover rate...........................................      374%        431%       411%        222%             77%

ALLIANCE HIGH YIELD PORTFOLIO:

                                                                   CLASS IA                                   CLASS IB
                                            ------------------------------------------------------ -----------------------------
                                                                                                                    OCTOBER 2,
                                                            YEAR ENDED DECEMBER 31,                   YEAR ENDED      1996 TO
                                            ------------------------------------------------------   DECEMBER 31,  DECEMBER 31,
                                               1997        1996       1995       1994      1993*         1997          1996
                                            ---------- ----------  ---------- ---------  --------- -------------- --------------
Net asset value, beginning of period (a)  .   $10.02      $ 9.64     $ 8.91     $10.08     $ 9.15       $10.01        $10.25
                                            ---------- ----------  ---------- ---------  --------- -------------- --------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.....................     1.04        1.02       0.98       0.89       0.94         1.05          0.19
 Net realized and unrealized gain (loss)
  on investments ..........................     0.75        1.07       0.73      (1.17)      1.10         0.71          0.15
                                            ---------- ----------  ---------- ---------  --------- -------------- --------------
 Total from investment operations..........     1.79        2.09       1.71      (0.28)      2.04         1.76          0.34
                                            ---------- ----------  ---------- ---------  --------- -------------- --------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....    (0.97)      (0.98)     (0.94)     (0.88)     (0.92)       (0.95)        (0.03)
 Dividends in excess of net investment
  income...................................       --       (0.03)     (0.04)     (0.01)        --           --         (0.25)
 Distributions from realized gains ........    (0.43)      (0.70)        --         --      (0.19)       (0.43)        (0.01)
 Distributions in excess of realized
  gains....................................       --          --         --         --         --           --         (0.29)
                                            ---------- ----------  ---------- ---------  --------- -------------- --------------
 Total dividends and distributions ........    (1.40)      (1.71)     (0.98)     (0.89)     (1.11)       (1.38)        (0.58)
                                            ---------- ----------  ---------- ---------  --------- -------------- --------------
Net asset value, end of period.............   $10.41      $10.02     $ 9.64     $ 8.91     $10.08       $10.39        $10.01
                                            ========== ==========  ========== =========  ========= ============== ==============
Total return (d)...........................    18.48%      22.89%     19.92%     (2.79)%    23.15%       18.19%         3.32%
                                            ========== ==========  ========== =========  ========= ============== ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)..........  $355,473    $199,360   $118,129    $73,895   $67,169      $66,338        $  685
Ratio of expenses to average net assets  ..     0.62%       0.59%      0.60%      0.61%      0.63%        0.88%         0.82%(b)
Ratio of net investment income to average
 net assets................................     9.82%       9.93%     10.34%      9.23%      9.52%        9.76%         8.71%(b)
Portfolio turnover rate ...................[PAGE 88]   390%   485%      350%       248%       280%         390%          485%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1997

ALLIANCE GROWTH AND INCOME PORTFOLIO:

                                                                           CLASS IA                                CLASS IB
                                                -------------------------------------------------------------  -----------------
                                                          YEAR ENDED DECEMBER 31,            OCTOBER 1, 1993      MAY 1, 1997
                                                ------------------------------------------         TO                TO
                                                   1997        1996       1995      1994    DECEMBER 31, 1993  DECEMBER 31, 1997
                                                ---------- ----------  --------- ---------  -----------------  -----------------
Net asset value, beginning of period (a).......  $  13.01    $  11.70   $  9.70    $  9.95        $10.00            $    13.42
                                                ---------- ----------  --------- ---------  -----------------    ---------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.........................      0.15        0.24      0.33       0.31          0.03                  0.05
 Net realized and unrealized gain (loss) on
  investments..................................      3.30        2.05      1.97      (0.36)        (0.06)                 2.91
                                                ---------- ----------  --------- ---------  -----------------    ---------------
 Total from investment operations..............      3.45        2.29      2.30      (0.05)        (0.03)                 2.96
                                                ---------- ----------  --------- ---------  -----------------    ---------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income..........     (0.15)      (0.23)    (0.30)     (0.20)        (0.02)                (0.09)
 Dividends in excess of net investment income .        --          --        --         --         (0.00)                   --
 Distributions from realized gains.............     (0.93)      (0.75)       --         --            --                 (0.93)
 Tax return of capital distributions...........        --          --        --         --         (0.00)                   --
                                                ---------- ----------  --------- ---------  -----------------    ---------------
 Total dividends and distributions.............     (1.08)      (0.98)    (0.30)     (0.20)        (0.02)                (1.02)
                                                ---------- ----------  --------- ---------  -----------------    ---------------
Net asset value, end of period.................  $  15.38    $  13.01   $ 11.70    $  9.70        $ 9.95            $    15.36
                                                ========== ==========  ========= =========  =================    ===============
Total return (d)...............................     26.90%      20.09%    24.07%     (0.58)%       (0.25)%               22.41%
                                                ========== ==========  ========= =========  =================    ===============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)..............  $555,059    $232,080   $98,053    $31,522        $1,456               $32,697
Ratio of expenses to average net assets .......      0.58%       0.58%     0.60%      0.78%         2.70%(b)              0.83%(b)
Ratio of net investment income to average
 net assets ...................................      0.99%       1.94%     3.11%      3.13%         1.12%(b)              0.43%(b)
Portfolio turnover rate .......................        79%         88%       65%        52%           48%                   79%
Average commission rate paid (f)...............  $ 0.0586    $ 0.0604        --         --            --               $0.0586

ALLIANCE EQUITY INDEX PORTFOLIO:

                                                                                 CLASS IA                            CLASS IB
                                                           ---------------------------------------------------- -----------------
                                                                YEAR ENDED DECEMBER 31,         MARCH 1, 1994      MAY 1, 1997
                                                           ----------------------------------        TO                 TO
                                                              1997        1996       1995     DECEMBER 31, 1994 DECEMBER 31, 1997
                                                           ---------- ----------  ---------- -----------------  -----------------
Net asset value, beginning of period (a) .................  $  15.16    $  13.13   $   9.87        $ 10.00           $ 16.35
                                                           ---------- ----------  ---------- -----------------  -----------------

 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income....................................      0.26        0.27       0.26           0.20              0.14
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions ......................      4.64        2.65       3.32          (0.09)             3.48
                                                           ---------- ----------  ---------- -----------------  -----------------

 Total from investment operations.........................      4.90        2.92       3.58           0.11              3.62
                                                           ---------- ----------  ---------- -----------------  -----------------

 LESS DISTRIBUTIONS:
 Dividends from net investment income.....................     (0.25)      (0.25)     (0.22)         (0.20)            (0.17)
 Distributions from realized gains........................     (0.07)      (0.64)     (0.09)         (0.03)            (0.07)
 Distributions in excess of realized gains................        --          --      (0.01)         (0.01)               --
                                                           ---------- ----------  ---------- -----------------  -----------------

 Total dividends and distributions........................     (0.32)      (0.89)     (0.32)         (0.24)            (0.24)
                                                           ---------- ----------  ---------- -----------------  -----------------

Net asset value, end of period............................  $  19.74    $  15.16   $  13.13        $  9.87           $ 19.73
                                                           ========== ==========  ========== =================  =================

Total return (d)..........................................     32.58%      22.39%     36.48%          1.08%            22.28%
                                                           ========== ==========  ========== =================  =================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).........................  $943,631    $386,249   $165,785        $36,748           $   110
Ratio of expenses to average net assets...................      0.37%       0.39%      0.48%          0.49%(b)          0.62%(b)
Ratio of net investment income to average net assets .....      1.46%       1.91%      2.16%          2.42%(b)          1.10%(b)
Portfolio turnover rate...................................         3%         15%         9%             7%                3%
Average commission rate paid (f)..........................  $ 0.0309    $ 0.0306         --             --           $0.0309

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1997

ALLIANCE COMMON STOCK PORTFOLIO:

                                                                        CLASS IA
                                           ------------------------------------------------------------------

                                                                 YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------
                                               1997          1996         1995          1994         1993*
                                           ------------ ------------  ------------ ------------  ------------
Net asset value, beginning of period (a) .  $    18.23    $    16.48   $    13.36    $    14.65   $    13.49
                                           ------------ ------------  ------------ ------------  ------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income....................        0.14          0.15         0.20          0.20         0.23
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions............................        5.12          3.73         4.12         (0.51)        3.10
                                           ------------ ------------  ------------ ------------  ------------
 Total from investment operations ........        5.26          3.88         4.32         (0.31)        3.33
                                           ------------ ------------  ------------ ------------  ------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....       (0.11)        (0.15)       (0.20)        (0.19)       (0.23)
 Dividends in excess of net investment
  income..................................          --            --        (0.02)        (0.01)       (0.00)
 Distributions from realized gains .......       (1.77)        (1.76)       (0.95)        (0.77)       (1.94)
 Distributions in excess of realized
  gains...................................          --         (0.22)       (0.03)           --           --
 Tax return of capital distributions .....          --            --           --         (0.01)          --
                                           ------------ ------------  ------------ ------------  ------------
 Total dividends and distributions .......       (1.88)        (2.13)       (1.20)        (0.98)       (2.17)
                                           ------------ ------------  ------------ ------------  ------------
Net asset value, end of period............  $    21.61    $    18.23   $    16.48    $    13.36   $    14.65
                                           ============ ============  ============ ============  ============
Total return (d)..........................       29.40%        24.28%       32.45%        (2.14)%      24.84%
                                           ============ ============  ============ ============  ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........  $9,331,994    $6,625,390   $4,879,677    $3,466,245   $3,125,128
Ratio of expenses to average net assets ..        0.39%         0.38%        0.38%         0.38%        0.38%
Ratio of net investment income to average
 net assets...............................        0.69%         0.85%        1.27%         1.40 %       1.55%
Portfolio turnover rate...................          52%           55%          61%           52%          82%
Average commission rate paid (f)..........  $   0.0579    $   0.0565           --            --           --

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                      CLASS IB
                                           ----------------------------
                                                            OCTOBER 2,
                                              YEAR ENDED      1996 TO
                                             DECEMBER 31,  DECEMBER 31,
                                                 1997          1996
                                           --------------  ------------
Net asset value, beginning of period (a) .     $  18.22       $ 17.90
                                           --------------  ------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income....................         0.10          0.02
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions............................         5.11          1.52
                                           --------------  ------------
 Total from investment operations ........         5.21          1.54
                                           --------------  ------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....        (0.08)        (0.00)
 Dividends in excess of net investment
  income..................................           --         (0.03)
 Distributions from realized gains .......        (1.77)        (0.16)
 Distributions in excess of realized
  gains...................................           --         (1.03)
 Tax return of capital distributions .....           --            --
                                           --------------  ------------
 Total dividends and distributions .......        (1.85)        (1.22)
                                           --------------  ------------
Net asset value, end of period............     $  21.58       $ 18.22
                                           ==============  ============
Total return (d)..........................        29.07%         8.49%
                                           ==============  ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........     $228,780       $ 1,244
Ratio of expenses to average net assets ..         0.64%         0.63%(b)
Ratio of net investment income to average
 net assets...............................         0.46%         0.61%(b)
Portfolio turnover rate...................           52%           55%
Average commission rate paid (f)..........     $ 0.0579       $0.0565

ALLIANCE GLOBAL PORTFOLIO:

                                                                    CLASS IA                                    CLASS IB
                                           ---------------------------------------------------------- ----------------------------
                                                                                                                       OCTOBER 2,
                                                             YEAR ENDED DECEMBER 31,                     YEAR ENDED     1996 TO
                                           ----------------------------------------------------------   DECEMBER 31,  DECEMBER 31,
                                               1997         1996       1995        1994       1993*         1997         1996
                                           ------------ ----------  ---------- ----------  ---------- -------------- -------------
Net asset value, beginning of period (a) .     16.92       $15.74     $13.87      $13.62     $11.41        $16.91       $ 16.57
                                           ------------ ----------  ---------- ----------  ---------- -------------- -------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income....................      0.17         0.21       0.26        0.20       0.08          0.12          0.02
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions............................      1.75         2.05       2.32        0.52       3.58          1.76          0.81
                                           ------------ ----------  ---------- ----------  ---------- -------------- -------------
 Total from investment operations ........      1.92         2.26       2.58        0.72       3.66          1.88          0.83
                                           ------------ ----------  ---------- ----------  ---------- -------------- -------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....     (0.36)       (0.21)     (0.25)      (0.17)     (0.15)        (0.33)           --
 Dividends in excess of net investment
  income..................................        --        (0.08)        --          --         --            --         (0.11)
 Distributions from realized gains .......     (1.19)       (0.79)     (0.42)      (0.28)     (1.30)        (1.19)        (0.10)
 Distributions in excess of realized
  gains...................................        --           --      (0.03)      (0.00)     (0.00)           --         (0.28)
 Tax return of capital distributions .....        --        (0.00)     (0.01)      (0.02)        --            --         (0.00)
                                           ------------ ----------  ---------- ----------  ---------- -------------- -------------
 Total dividends and distributions .......     (1.55)       (1.08)     (0.71)      (0.47)     (1.45)        (1.52)        (0.49)
                                           ------------ ----------  ---------- ----------  ---------- -------------- -------------
Net asset value, end of period............  $  17.29     $  16.92   $  15.74    $  13.87   $  13.62      $ 17.27       $ 16.91
                                           ============ ==========  ========== ==========  ========== ============== =============
Total return (d)..........................     11.66%       14.60%     18.81%       5.23 %    32.09%       11.38%         4.98%
                                           ============ ==========  ========== ==========  ========== ============== =============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........  $1,203,867    $997,041   $686,140    $421,698   $141,257      $21,520       $   290
Ratio of expenses to average net assets ..        0.69%       0.60%      0.61%       0.69%      0.84%        0.97%         0.86%(b)
Ratio of net investment income to average
 net assets...............................        0.97%       1.28%      1.76%       1.41 %     0.62%        0.67%         0.48%(b)
Portfolio turnover rate...................          57%         59%        67%         71%       150%          57%           59%
Average commission rate paid (f)..........  $   0.0412    $ 0.0418         --          --         --      $0.0412       $0.0418

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1997

ALLIANCE INTERNATIONAL PORTFOLIO:

                                                                                   CLASS IA                      CLASS IB
                                                                  ----------------------------------------- -----------------
                                                                  YEAR ENDED DECEMBER 31,   APRIL 3, 1995      MAY 1, 1997
                                                                  -----------------------         TO               TO
                                                                      1997        1996    DECEMBER 31, 1995 DECEMBER 31, 1997
                                                                   ---------- ----------  ----------------- -----------------
Net asset value, beginning of period (a) .........................   $11.50      $10.87         $10.00            $11.39
                                                                   ---------- ----------  ----------------- -----------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income............................................     0.10        0.13           0.14              0.02
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ..................................    (0.45)       0.94           0.98             (0.31)
                                                                   ---------- ----------  ----------------- -----------------
 Total from investment operations.................................    (0.35)       1.07           1.12             (0.29)
                                                                   ---------- ----------  ----------------- -----------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income.............................    (0.32)      (0.10)         (0.07)            (0.28)
 Dividends in excess of net investment income.....................       --       (0.09)         (0.13)               --
 Distributions from realized gains................................    (0.56)      (0.25)         (0.05)            (0.56)
                                                                   ---------- ----------  ----------------- -----------------
 Total dividends and distributions................................    (0.88)      (0.44)         (0.25)            (0.84)
                                                                   ---------- ----------  ----------------- -----------------
Net asset value, end of period....................................   $10.27      $11.50         $10.87            $10.26
                                                                   ========== ==========  ================= =================
Total return (d)..................................................    (2.98)%      9.82%         11.29%            (2.54)%
                                                                   ========== ==========  ================= =================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).................................  $190,611    $151,907       $28,684             $3,286
Ratio of expenses to average net assets...........................     1.08%       1.06%          1.03%(b)          1.38%(b)
Ratio of net investment income to average net assets .............     0.83%       1.10%          1.71%(b)          0.20%(b)
Portfolio turnover rate...........................................       59%         48%            56%               59%
Average commission rate paid (f)..................................   $0.0294    $0.0251           --              $0.0294

ALLIANCE AGGRESSIVE STOCK PORTFOLIO:

                                                                       CLASS IA
                                          ------------------------------------------------------------------

                                                                YEAR ENDED DECEMBER 31,
                                          ------------------------------------------------------------------
                                              1997          1996         1995          1994         1993*
                                          ------------ ------------  ------------ ------------  ------------
Net asset value, beginning of period
 (a).....................................    $35.85        $35.68       $30.63        $31.89       $29.81
                                          ------------ ------------  ------------ ------------  ------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income...................      0.04          0.09         0.10          0.04         0.09
 Net realized and unrealized gain (loss)
  on investments.........................      3.71          7.52         9.54         (1.26)        4.91
                                          ------------ ------------  ------------ ------------  ------------
 Total from investment operations .......      3.75          7.61         9.64         (1.22)        5.00
                                          ------------ ------------  ------------ ------------  ------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...     (0.05)        (0.09)       (0.10)        (0.04)       (0.09)
 Dividends in excess of net investment
  income.................................        --         (0.00)          --            --           --
 Distributions from realized gains ......     (3.33)        (7.33)       (4.49)           --        (2.75)
 Distributions in excess of realized
  gains..................................        --         (0.02)          --            --        (0.07)
 Tax return of capital distributions ....        --            --           --         (0.00)       (0.01)
                                          ------------ ------------  ------------ ------------  ------------
 Total dividends and distributions ......     (3.38)        (7.44)       (4.59)        (0.04)       (2.92)
                                          ------------ ------------  ------------ ------------  ------------
Net asset value, end of period...........    $36.22        $35.85       $35.68        $30.63       $31.89
                                          ============ ============  ============ ============  ============
Total return (d).........................     10.94%        22.20%       31.63%        (3.81)%      16.77%
                                          ============ ============  ============ ============  ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......  $4,589,771    $3,865,256   $2,700,515    $1,832,164   $1,557,332
Ratio of expenses to average net assets .      0.54%         0.48%        0.49%         0.49%        0.49%
Ratio of net investment income (loss) to
 average net assets......................      0.11%         0.24%        0.28%         0.12 %       0.28%
Portfolio turnover rate..................       123%          108%         127%           92%          89%
Average commission rate paid (f) ........    $0.0571      $0.0263              --           --            --

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                       CLASS IB
                                           ----------------------------
                                                             OCTOBER 2,
                                              YEAR ENDED       1996 TO
                                             DECEMBER 31,   DECEMBER 31,
                                                 1997           1996
                                           -------------- -------------
Net asset value, beginning of period
 (a).....................................       $35.83       $37.28
                                           -------------- -------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income...................        (0.11)       (0.01)
 Net realized and unrealized gain (loss)
  on investments.........................         3.77         0.85
                                           -------------- -------------
 Total from investment operations .......         3.66         0.84
                                           -------------- -------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...        (0.03)          --
 Dividends in excess of net investment
  income.................................           --        (0.02)
 Distributions from realized gains ......        (3.33)       (0.23)
 Distributions in excess of realized
  gains..................................           --        (2.04)
 Tax return of capital distributions ....           --           --
                                           -------------- -------------
 Total dividends and distributions ......        (3.36)       (2.29)
                                           -------------- -------------
Net asset value, end of period...........       $36.13       $35.83
                                           ============== =============
Total return (d).........................        10.66%        2.32%
                                           ============== =============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......      $73,486      $   613
Ratio of expenses to average net assets .         0.81%        0.73% (b)
Ratio of net investment income (loss) to
 average net assets......................        (0.28)%      (0.10)%(b)
Portfolio turnover rate..................          123%         108%
Average commission rate paid (f) ........      $0.0571      $0.0263

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1997

ALLIANCE SMALL CAP GROWTH PORTFOLIO:

                                                                 CLASS IA          CLASS IB
                                                            ----------------- -----------------
                                                               MAY 1, 1997        MAY 1, 1997
                                                                    TO                TO
                                                            DECEMBER 31, 1997  DECEMBER 31, 1997
                                                            ----------------- -----------------
Net asset value, beginning of period (a) ..................       $10.00            $10.00
                                                            ----------------- -----------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.....................................         0.01             (0.01)
 Net realized and unrealized gain on investments  .........         2.65              2.65
                                                            ----------------- -----------------
 Total from investment operations..........................         2.66              2.64
                                                            ----------------- -----------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income......................        (0.01)            (0.00)
 Distributions from realized gains.........................        (0.30)            (0.30)
                                                            ----------------- -----------------
 Total dividends and distributions.........................        (0.31)            (0.30)
                                                            ----------------- -----------------
Net asset value, end of period.............................       $12.35            $12.34
                                                            ================= =================
Total return (d)...........................................        26.74%            26.57%
                                                            ================= =================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)..........................       $94,676           $46,324
Ratio of expenses to average net assets....................         0.95%(b)          1.15% (b)
Ratio of net investment income (loss) to average net
 assets....................................................         0.10%(b)         (0.12)%(b)
Portfolio turnover rate....................................           96%               96%
Average commission rate paid...............................      $0.0488            $0.0488

ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO:

                                                                              CLASS IA                              CLASS IB
                                                      -------------------------------------------------------- -----------------
                                                                       YEAR ENDED DECEMBER 31,                    MAY 1, 1997
                                                      --------------------------------------------------------       TO
                                                         1997        1996       1995        1994       1993*   DECEMBER 31, 1997
                                                      ---------- ----------  ---------- ----------  ---------- -----------------
Net asset value, beginning of period (a).............   $11.29      $11.52     $10.15      $11.12     $10.94         $11.29
                                                      ---------- ----------  ---------- ----------  ---------- -----------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income...............................     0.49        0.50       0.60        0.55       0.52           0.31
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions  ....     0.97        0.07       1.43       (1.00)      0.65           1.01
                                                      ---------- ----------  ---------- ----------  ---------- -----------------
 Total from investment operations....................     1.46        0.57       2.03       (0.45)      1.17           1.32
                                                      ---------- ----------  ---------- ----------  ---------- -----------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income................    (0.49)      (0.51)     (0.59)      (0.52)     (0.50)         (0.36)
 Dividends in excess of net investment income .......       --          --         --          --      (0.00)            --
 Distributions from realized gains...................    (0.37)      (0.27)     (0.07)         --      (0.49)         (0.37)
 Distributions in excess of realized gains ..........       --       (0.02)        --          --         --             --
                                                      ---------- ----------  ---------- ----------  ---------- -----------------
 Total dividends and distributions...................    (0.86)      (0.80)     (0.66)      (0.52)     (0.99)         (0.73)
                                                      ---------- ----------  ---------- ----------  ---------- -----------------
Net asset value, end of period.......................   $11.89      $11.29     $11.52      $10.15     $11.12         $11.88
                                                      ========== ==========  ========== ==========  ========== =================
Total return (d).....................................    13.25%       5.21%     20.40%      (4.10)%    10.76%         11.84%
                                                      ========== ==========  ========== ==========  ========== =================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)....................  $307,847    $282,402   $252,101    $173,691   $114,418        $5,694
Ratio of expenses to average net assets..............     0.57%       0.61%      0.59%       0.59%      0.60%          0.80%(b)
Ratio of net investment income to average net
 assets..............................................     4.17%       4.48%      5.48%       5.22%      4.49%          3.82%(b)
Portfolio turnover rate..............................      206%        181%       287%        228%       178%           206%
Average commission rate paid (f).....................   $0.0413    $0.0488       --          --         --           $0.0413

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1997

ALLIANCE BALANCED PORTFOLIO:

                                                                        CLASS IA
                                           ------------------------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------
                                               1997          1996         1995          1994         1993*
                                           ------------ ------------  ------------ ------------  ------------
Net asset value, beginning of period (a) .    $16.64        $16.76       $14.87        $16.67     $    16.19
                                           ------------ ------------  ------------ ------------  ------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income....................      0.58          0.53         0.54          0.45           0.50
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions............................      1.86          1.31         2.36         (1.78)          1.46
                                           ------------ ------------  ------------ ------------  ------------
 Total from investment operations ........      2.44          1.84         2.90         (1.33)          1.96
                                           ------------ ------------  ------------ ------------  ------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....     (0.59)        (0.53)       (0.54)        (0.44)         (0.50)
 Dividends in excess of net investment
  income..................................        --            --           --         (0.03)            --
 Distributions from realized gains .......     (0.91)        (1.40)       (0.47)           --          (0.95)
 Distributions in excess of realized
  gains...................................        --         (0.03)          --            --          (0.03)
 Tax return of capital distributions .....        --            --           --         (0.00)            --
                                           ------------ ------------  ------------ ------------  ------------
 Total dividends and distributions .......     (1.50)        (1.96)       (1.01)        (0.47)         (1.48)
                                           ------------ ------------  ------------ ------------  ------------
Net asset value, end of period............    $17.58        $16.64       $16.76        $14.87     $    16.67
                                           ============ ============  ============ ============  ============
Total return (d)..........................     15.06%        11.68%       19.75%        (8.02)%        12.28%
                                           ============ ============  ============ ============  ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........  $1,724,089    $1,637,856   $1,523,142    $1,329,820   $1,364,640
Ratio of expenses to average net assets ..      0.45%         0.41%        0.40%         0.39%          0.39%
Ratio of net investment income to average
 net assets...............................      3.30%         3.15%        3.33%         2.87%          2.99%
Portfolio turnover rate...................       146%          177%         186%          115%            99%
Average commission rate paid (f)..........    $0.0409      $0.0516           --            --             --

ALLIANCE GROWTH INVESTORS PORTFOLIO:

                                                                      CLASS IA
                                           ------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------
                                               1997          1996        1995        1994       1993*
                                           ------------ ------------  ---------- ----------  ----------
Net asset value, beginning of period (a) .    $17.20        $17.68      $14.66      $15.61    $  14.69
                                           ------------ ------------  ---------- ----------  ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income....................      0.41          0.40        0.57        0.50        0.43
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions............................      2.43          1.66        3.24       (0.98)       1.79
                                           ------------ ------------  ---------- ----------  ----------
 Total from investment operations ........      2.84          2.06        3.81       (0.48)       2.22
                                           ------------ ------------  ---------- ----------  ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....     (0.46)        (0.40)      (0.54)      (0.46)      (0.42)
 Dividends in excess of net investment
  income..................................        --         (0.03)      (0.01)      (0.01)         --
 Distributions from realized gains .......     (1.03)        (2.10)      (0.24)         --       (0.88)
 Distributions in excess of realized
  gains...................................        --         (0.01)         --          --          --
                                           ------------ ------------  ---------- ----------  ----------
 Total dividends and distributions .......     (1.49)        (2.54)      (0.79)      (0.47)      (1.30)
                                           ------------ ------------  ---------- ----------  ----------
Net asset value, end of period............    $18.55        $17.20      $17.68      $14.66    $  15.61
                                           ============ ============  ========== ==========  ==========
Total return (d)..........................     16.87%        12.61%      26.37%      (3.15)%     15.26%
                                           ============ ============  ========== ==========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........  $1,630,389    $1,301,643   $896,134    $492,478   $278,467
Ratio of expenses to average net assets ..     0.57%         0.57%       0.56%       0.59%        0.62%
Ratio of net investment income to average
 net assets...............................     2.18%         2.31%       3.43%       3.32%        2.71%
Portfolio turnover rate...................      121%          190%        107%        131%         118%
Average commission rate paid (f)..........    $0.0460      $0.0495         --          --           --

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                        CLASS IB
                                            ------------------------------
                                                             OCTOBER 2,
                                              YEAR ENDED       1996 TO
                                             DECEMBER 31,    DECEMBER 31,
                                                 1997           1996
                                            --------------  --------------
Net asset value, beginning of period (a) .      $ 17.19         $ 16.78
                                            --------------  --------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income....................         0.36            0.07
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions............................         2.43            0.71
                                            --------------  --------------
 Total from investment operations ........         2.79            0.78
                                            --------------  --------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....        (0.43)          (0.02)
 Dividends in excess of net investment
  income..................................           --           (0.09)
 Distributions from realized gains .......        (1.03)          (0.02)
 Distributions in excess of realized
  gains...................................           --           (0.24)
                                            --------------  --------------
 Total dividends and distributions .......        (1.46)          (0.37)
                                            --------------  --------------
Net asset value, end of period............      $ 18.52         $ 17.19
                                            ==============  ==============
Total return (d)..........................        16.58%           4.64%
                                            ==============  ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........      $35,730           $ 472
Ratio of expenses to average net assets ..         0.82%           0.84%(b)
Ratio of net investment income to average
 net assets...............................         1.88%           1.69%(b)
Portfolio turnover rate...................          121%            190%
Average commission rate paid (f)..........      $0.0460         $0.0495

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Concluded)
December 31, 1997

* Prior to July 22, 1993, Equitable Capital Management Corporation ("Equitable Capital") served as the investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.

(a) Date as of which funds were first allocated to the Portfolios are as follows:

       Class IA:

       Alliance Common Stock Portfolio--June 16, 1975
       Alliance Money Market Portfolio--July 13, 1981
       Alliance Balanced Portfolio--January 27, 1986
       Alliance Aggressive Stock Portfolio--January 27, 1986
       Alliance High Yield Portfolio--January 2, 1987
       Alliance Global Portfolio--August 27, 1987
       Alliance Conservative Investors Portfolio--October 2, 1989
       Alliance Growth Investors Portfolio--October 2, 1989
       Alliance Intermediate Government Securities Portfolio--April 1, 1991 Alliance Quality Bond Portfolio--October 1, 1993
       Alliance Growth and Income Portfolio--October 1, 1993
       Alliance Equity Index Portfolio--March 1, 1994
       Alliance International Portfolio--April 3, 1995
       Alliance Small Cap Growth--May 1, 1997

       Class IB:

       Alliance Money Market, Alliance High Yield, Alliance Common Stock, Alliance Global, Alliance Aggressive Stock and Alliance Growth Investors Portfolios--October 2, 1996.
       Alliance Intermediate Government Securities, Alliance Growth and Income, Alliance Equity Index, Alliance International, Alliance Small Cap Growth and Alliance Conservative Investors Portfolios--May 1, 1997.

(b)    Annualized.

(c) Net investment income and capital changes per share are based upon monthly average shares outstanding.

(d) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(e) On February 22, 1994, shares of the Alliance Intermediate Government Securities Portfolio of the Trust were substituted for shares of the Trust's Alliance Short-Term World Income Portfolio.

(f) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose its average commission rate paid per share for equity security trades on which commissions are charged.

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The Hudson River Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Alliance Money Market Portfolio, Alliance Intermediate Government Securities Portfolio, Alliance Quality Bond Portfolio, Alliance High Yield Portfolio, Alliance Growth and Income Portfolio, Alliance Equity Index Portfolio, Alliance Common Stock Portfolio, Alliance Global Portfolio, Alliance International Portfolio, Alliance Aggressive Stock Portfolio, Alliance Small Cap Growth Portfolio, Alliance Conservative Investors Portfolio, Alliance Balanced Portfolio and Alliance Growth Investors Portfolio (constituting the fourteen portfolios of The Hudson River Trust, hereafter referred to as the "Trust") at December 31, 1997, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York 10036
February 9, 1998

                                   APPENDIX A


DESCRIPTION OF COMMERCIAL PAPER RATINGS


A-1 AND PRIME-1 COMMERCIAL PAPER RATINGS


The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:

    o  liquidity ratios are adequate to meet cash requirements;

    o  long-term senior debt is rated "A" or better;

    o  the issuer has access to at least two additional channels of borrowing;

    o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

    o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and

    o  the reliability and quality of management are unquestioned.


Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.


The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:


    o  evaluation of the management of the issuer;
    o economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
    o evaluation of the issuer's products in relation to competition and customer acceptance;
    o  liquidity;
    o  amount and quality of long-term debt;
    o  trend of earnings over a period of ten years;
    o financial strength of parent company and the relationships which exist with the issuer; and
    o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

                           PART C. OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


   (a)      Financial Statements:

            The following financial statements are filed as part of this amended Registration Statement.

            Included in Part A -- Prospectus of the Registration Statement: Financial Highlights.

            Included in Part B -- Statement of Additional Information of the Registration Statement:

            Audited Statements of Assets and Liabilities as of December 31, 1997.

            Audited Statements of Operations for the year ended December 31, 1997.

            Audited Statements of Changes in Net Assets of the Alliance Common Stock, Alliance
            Money Market, Alliance Balanced, Alliance Aggressive Stock, Alliance High Yield,
            Alliance Global, Alliance Conservative Investors, Alliance Growth Investors, Alliance
            Quality Bond, Alliance Growth and Income, Alliance Equity Index, Alliance Intermediate
            Government Securities and Alliance International Portfolios for the years ended December
            31, 1997 and 1996 and of the Alliance Small Cap Growth Portfolio for the period from
            May 1, 1997 (date of commencement of operations) through December 31, 1997.

            Alliance Money Market Portfolio Audited Portfolio of Investments as of December 31,
            1997.

            Alliance Intermediate Government Securities Portfolio Audited Portfolio of Investments as
            of December 31, 1997.

            Alliance Quality Bond Portfolio Audited Portfolio of Investments as of December 31, 1997.

            Alliance High Yield Portfolio Audited Portfolio of Investments as of December 31, 1997.

            Alliance Balanced Portfolio Audited Portfolio of Investments as of December 31, 1997.

            Alliance Growth and Income Portfolio Audited Portfolio of Investments as of December 31,
            1997.

            Alliance Equity Index Portfolio Audited Portfolio of Investments as of December 31, 1997.

            Alliance Common Stock Portfolio Audited Portfolio of Investments as of December 31,
            1997.

            Alliance Global Portfolio Audited Portfolio of Investments as of December 31, 1997.

            Alliance Aggressive Stock Portfolio Audited Portfolio of Investments as of December 31,
            1997.

            Alliance Conservative Investors Portfolio Audited Portfolio of Investments as of
            December 31, 1997.

            Alliance Growth Investors Portfolio Audited Portfolio of Investments as of December 31,
            1997.

            Alliance International Portfolio Audited Portfolio of Investments as of December 31, 1997.

            Alliance Small Cap Growth Portfolio Audited Portfolio of Investments as of December 31,
            1997.

            Notes to Financial Statements.

            Financial Highlights.

            Report of Independent Accountants.


   (b)      Exhibits:
            The following exhibits are filed herewith or incorporated by reference to the filing indicated:

   (1)      Amended and Restated Agreement and Declaration of Trust of the Trust (previously filed with Post-Effective Amendment No. 29 on May 1, 1997).

        (2)       By-Laws of the Trust (previously filed with Post-Effective Amendment No. 29 on May 1,
                  1997).

        (3)       Not applicable.

     (4)(a)       Portions of Amended and Restated Agreement and Declaration of Trust relating to shareholders' rights (previously filed with Post-Effective Amendment No. 28 on February
                  14, 1997).

     (4)(b)       Portions of By-Laws of the Trust relating to shareholders' rights (previously filed with
                  Post-Effective Amendment No. 28 on February 14, 1997).

        (5)       Investment Advisory Agreement between the Trust and Alliance dated May 1, 1997
                  (previously filed with Post-Effective Amendment No. 29 on May 1, 1997).

     (6)(a)       Class IA Distribution Agreement between the Trust and EQ Financial Consultants, Inc.
                  (previously filed with Post-Effective Amendment No. 27 on May 9, 1996).

     (6)(b)       Class IB Distribution Agreement between the Trust and Equitable Distributors, Inc.
                  (previously filed with Post-Effective Amendment No. 27 on May 9, 1996).

     (6)(c)       Amendment to Class IB Distribution Agreement.

        (7)       Not applicable.


        (8)       Custodian Agreement between the Trust and Chase, dated August 25, 1988 (previously filed with Post-Effective Amendment No. 29 on May 1, 1997).

     (9)(a)       Accounting Services Agreement between the Trust and Alliance dated June 30, 1997.

     (9)(b)       Subaccounting Services Agreement between Alliance and Chase dated July 18, 1997.

     (10)         Not applicable.

     (11)(a)      Consent of Price Waterhouse LLP.

     (11)(b)      Powers of Attorney (previously filed with Post-Effective Amendment No. 29 on May 1,
                  1997).

     (11)(c)      Power of Attorney for William H. Foulk, Jr.

     (12)         Not applicable.

     (13)         Not applicable.

     (14)         Not applicable.

     (15)         Rule 12b-1 Plan (previously filed with Post-Effective Amendment No. 27 on May 9, 1996).

     (16)         Schedule for computation of Portfolio yield quotations and total return (previously filed with
                  Post-Effective Amendment No. 26 on May 1, 1996).

     (17)         Financial Data Schedules.

     (18)         Rule 18f-3 Plan (previously filed with Post-Effective Amendment No. 27 on May 9, 1996).

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT



     The Equitable Life Assurance Society of the United States ("Equitable") controls the Trust by virtue of their ownership of 99.7% of the Trust's shares as of March 31, 1998. All Trust shareholders are required to solicit instructions from their policyowners as to certain matters. The Trust also offers its shares to insurance companies unaffiliated with Equitable.

     On July 22, 1992, Equitable converted from a New York mutual life insurance company to a publicly-owned New York stock life insurance company. At that time Equitable became a wholly-owned subsidiary of The Equitable Companies Incorporated ("Holding Company" or "EQ") and currently Equitable constitutes the Holding Company's only operating business.


     The largest stockholder of the Holding Company is AXA-UAP, a French insurance holding company. AXA-UAP currently owns approximately 60% of the outstanding shares of common stock of the Holding Company plus convertible preferred stock. AXA-UAP, a public company with shares traded on the Paris Bourse (the French stock exchange), is the principal holding company for most of the companies in one of the largest insurance groups in Europe. More than 25% of the voting power of AXA-UAP is controlled directly and indirectly by FINAXA, a French holding company. More than 25% of the voting power of FINAXA is controlled directly and indirectly by four French mutual insurance companies.


     The response to Item 26 included in Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 for Separate Account A of Equitable (File Nos. 33-47949 and 811-1705) is incorporated herein by reference.


ITEM 26. NUMBER OF HOLDERS OF SECURITIES




              (1)                                      (2)
        TITLE OF CLASS            NUMBER OF RECORD HOLDERS AS OF MARCH 31, 1998
------------------------------   ----------------------------------------------
Class IA                                               17
Class IB                                                2


ITEM 27. INDEMNIFICATION


DECLARATION OF TRUST


     The Declaration of Trust provides in substance that no Trustee or officer and no investment adviser or other third party shall be liable to the Trust, its shareholders, or to any shareholder, Trustee, officer, employee or agent for any action or failure to act, except upon a showing of bad faith, willful misfeasance, gross negligence or reckless disregard of duties. The Declaration of Trust further provides in substance that, with the exceptions stated above, a Trustee or officer of the Trust is entitled to be indemnified against all liability incurred in connection with the affairs of the Trust. In addition, the Declaration of Trust authorizes the Trust to purchase and pay for liability insurance to indemnify the Trustees and officers against certain claims and liabilities.


MASSACHUSETTS LAW


     Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees.


INSURANCE


     To the extent permitted by New York law and subject to all applicable requirements thereof, Equitable has undertaken to indemnify each Trustee and officer of the Trust, so long as Equitable indirectly controls the Trust, who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, his or her testator or intestate, is or was a Trustee or officer of the Trust.

     The Trustees and officers are insured under a policy issued by Lloyd's of London to Equitable and certain affiliates:

   Annual Limit: $25,000,000

   Deductible:  $5,000,000 each loss and aggregate for company retention, nil per trustee and officer individually.

The Trustees and officers are also insured under a policy issued by X.L. Insurance Company of $25,000,000 coverage and a policy issued by A.C.E. Insurance Company of $50,000,000 coverage excess of the Lloyd's policy.


UNDERTAKING


     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


     The descriptions of Alliance Capital Management L.P. under the caption "Management of the Trust" in the Prospectus and under the caption "Investment Advisory and Other Services" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

     The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.


ITEM 29. PRINCIPAL UNDERWRITERS


     (a) EQ Financial Consultants, Inc. is the principal underwriter of the Trust's Class IA shares, and Equitable Distributors, Inc. is the principal underwriter of the Trust's Class IB shares.

     (b) Set forth below is certain information regarding the directors and officers of EQ Financial Consultants, Inc., the principal underwriter of the Trust's Class IA shares, and of Equitable Distributors, Inc., the principal underwriter of the Trust's Class IB shares. The business address of the persons whose names are preceded by a single asterisk is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by a double asterisk is 660 Newport Center Drive, Suite 1200, Newport Beach, California 92660. Mr. Kornweiss's business address is 4251 Crums Mill Road, Harrisburg, PA 17112. Mr. Bullen's and Mr. Hayes' business address is 200 Plaza Drive, Secaucus, New Jersey 07096. The business address for Mr. Laughlin is 1345 Avenue of the Americas, New York, New York 10105.




                        POSITIONS AND                    POSITIONS AND
NAME AND PRINCIPAL      OFFICES WITH                     OFFICES WITH
BUSINESS ADDRESS        EQ FINANCIAL CONSULTANTS, INC.   REGISTRANT
----------------------- -------------------------------- --------------
DIRECTORS
 *Derry E. Bishop       Director                         None
 *Harvey Blitz          Director                         None
  Michael J. Laughlin   Director                         None
 *Michael S. Martin     Director                         None
 *Michael F. McNelis    Director                         None
 *Richard V. Silver     Director                         None
 *Mark R. Wutt          Director                         None

                          POSITIONS AND                                       POSITIONS AND
NAME AND PRINCIPAL        OFFICES WITH                                        OFFICES WITH
BUSINESS ADDRESS          EQ FINANCIAL CONSULTANTS, INC.                      REGISTRANT
------------------------- --------------------------------------------------- ---------------
OFFICERS
 *Michael S. Martin       Chairman of the Board and Chief Executive           None
                          Officer
 *Michael F. McNelis      President and Chief Operating Officer               None
 *Derry E. Bishop         Executive Vice President                            None
 *Martin J. Telles        Executive Vice President and Chief Marketing        None
                          Officer
 *Fred A. Folco           Executive Vice President                            None
 *Thomas J. Duddy, Jr.    Executive Vice President                            None
 *William J. Green        Executive Vice President                            None
  Edward J. Hayes         Executive Vice President                            None
 *Harvey Blitz            Executive Vice President                            None
 *Peter D. Noris          Executive Vice President                            Trustee
 *Robert McKenna          Senior Vice President and Chief Financial Officer   None
 *Theresa A. Nurge-Alws   Senior Vice President                               None
 *Mary P. Breen           Vice President and Counsel                          None
 *Ronald Boswell          First Vice President                                None
 *Donna M. Dazzo          First Vice President                                None
 *Robin K. Murray         First Vice President                                Vice President
 *Michael Brzozowski      Vice President and Compliance Director              None
  Claire A. Comerford     Vice President                                      None
 *Amy Franceschini        Vice President                                      None
 *Linda Funigiello        Vice President                                      None
 *James Furlong           Vice President                                      None
  Peter R. Kornweiss      Vice President                                      None
 *Frank Lupo              Vice President                                      None
 *T.S. Narayanan          Vice President                                      None
 *Raymond T. Barry        Vice President                                      None
 *Rosemary Magee          Vice President                                      None
 *Laura A. Pellegrini     Vice President                                      None
 *Janet E. Hannon         Secretary                                           None
 *Linda J. Galasso        Assistant Secretary                                 None



                               POSITIONS AND                                  POSITIONS AND
NAME AND PRINCIPAL             OFFICES WITH                                   OFFICES WITH
BUSINESS ADDRESS               EQUITABLE DISTRIBUTORS, INC.                   REGISTRANT
------------------------------ ---------------------------------------------- --------------
DIRECTORS
 **Greg Brakovich              Director                                       None
  Edward J. Hayes              Director                                       None
 **James A. Shepherdson, III   Director                                       None
 *Jose S. Suquet               Director                                       None
  Charles Wilder               Director                                       None
OFFICERS
  Jose S. Suquet               Chairman of the Board                          None
 **Greg Brakovich              Co-President, Co-Chief Executive Officer and   None
                               Managing Director

                               POSITIONS AND                                  POSITIONS AND
NAME AND PRINCIPAL             OFFICES WITH                                   OFFICES WITH
BUSINESS ADDRESS               EQUITABLE DISTRIBUTORS, INC.                   REGISTRANT
------------------------------ ---------------------------------------------- ---------------
 **James A. Shepherdson, III   Co-President, Co-Chief Executive Officer and   None
                               Managing Director
 *Mark A. Silberman            Vice President and Chief Financial Officer     None
 **Deborah Buffington          Chief Compliance Officer                       None
 *Mary P. Breen                Vice President and Counsel                     None
 **Hunter Allen                Senior Vice President                          None
 **Elizabeth Farget            Senior Vice President                          None
 **Jennifer Hall               Senior Vice President                          None
 **Al Haworth                  Senior Vice President                          None
 **Stuart Hutchins             Senior Vice President                          None
 **Ken Jaffe                   Senior Vice President                          None
 **Michael McDaniel            Senior Vice President                          None
 **Mark Brandenberger          Vice President                                 None
 **Thomas D. Bullen            Vice President                                 None
 **Angela Fazio                Vice President                                 None
 **Dave Hughes                 Vice President                                 None
 **Marty Krager                Vice President                                 None
 **Michelle O'Haren            Vice President                                 None
 *Ronald R. Quist              Treasurer                                      None
 *Janet Hannon                 Secretary                                      None
 *Linda J. Galasso             Assistant Secretary                            None


     (c) Inapplicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The Trust's accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are in the physical possession of the following:

The Trust

    Rule 31a-1(b)(4)
    Rule 31a-2(a)(1)

Alliance Capital Management Corporation
135 West 50th Street
New York, New York 10019

    Rule 31a-1(b)(1)-(3),(5)-(12)
    Rule 31a-2(a)(1)-(2)

Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108

    Rule 31a-1(b)(2)-(3)
    Rule 31a-2(a)(2)

ITEM 31. MANAGEMENT SERVICES

     Inapplicable.

ITEM 32. UNDERTAKINGS

     The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.


                                ***************

                                    NOTICE


     A copy of the Declaration of Trust of The Hudson River Trust (the "Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 30th day of April 1998.



                                        THE HUDSON RIVER TRUST



                                        By: /s/  Kathleen A. Corbet
                                            -----------------------------------

                                            Title: Vice President


     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



PRINCIPAL EXECUTIVE OFFICER:

    John D. Carifa,
President and Chief Executive Officer


PRINCIPAL FINANCIAL OFFICER:

    Mark D. Gersten,
Treasurer and Chief Financial Officer


PRINCIPAL ACCOUNTING OFFICER:

    Thomas R. Manley,
Controller and Chief Accounting Officer


TRUSTEES:


      John D. Carifa

      Richard W. Couper


      William H. Foulk, Jr.


      Brenton W. Harries

      Howard E. Hassler


      William L. Mannion


      Clifford L. Michel

      Peter D. Noris

      Donald J. Robinson



                                        By: /s/ Edmund P. Bergan, Jr.
                                            -----------------------------------

                                            Edmund P. Bergan, Jr.

                                            As Attorney-in-Fact
                                            April 30, 1998

                                 EXHIBIT INDEX


   EXHIBIT NO.    DESCRIPTION
----------------- ----------------------------------------------
      (6)(c)      Amendment to Class IB Distribution Agreement.
      (9)(a)      Accounting Services Agreement.
      (9)(b)      Subaccounting Services Agreement.
     (11)(a)      Consent of Price Waterhouse LLP.
     (11)(c)      Power of Attorney.
     (27)         Financial Data Schedules.